UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05201

Thornburg Investment Trust
(Exact name of registrant as specified in charter)

c/o Thornburg Investment Management, Inc.
2300 North Ridgetop Road, Santa Fe, New Mexico 87506
(Address of principal executive offices) (Zip code)

Garrett Thornburg, 2300 North Ridgetop Road, Santa Fe, New Mexico 87506
(Name and address of agent for service)

Registrant’s telephone number, including area code: 505-984-0200

Date of fiscal year end: September 30, 2025

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders

(a)   The following are the reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Thornburg Global Opportunities Fund Tailored Shareholder Report

Thornburg Global Opportunities Fund CLASS: A TICKER: THOAX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Global Opportunities Fund Class A Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class A shares outperformed the MSCI All Country World Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2025.

During the period, major world events included the ongoing Russian/Ukraine conflict, moderating inflation figures in the U.S., Mideast tensions, and significant government policy changes in the U.S. and elsewhere that are altering global trade and financial flows. Most equity indices worldwide delivered positive returns over the period.

Stock selection was a positive contributor to performance relative to the Index, consistent with the Fund’s bottom-up investment approach. Sector and geographic allocations detracted from performance relative to the Index. The Fund’s cash and currency forwards allocations also negatively impacted performance relative to the Index.

During the period, stock selection in communication services and financials sectors and securities in the U.S. contributed to performance relative to the Index. The Fund’s underweight positioning allocation to information technology and weaker security selection in materials sectors hampered performance relative to the Index. Both an overweight positioning in and an adverse selection of securities in Turkey detracted from performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgo/THOAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$146.00	1.29%

Thornburg Global Opportunities Fund Tailored Shareholder Report	9/30/25 TH6192

Annual Performance	1 Year	5 Year	10 Year
Global Opportunities Fund Class A (with sales charge)	20.79%	15.23%	10.71%
Global Opportunities Fund Class A (without sales charge)	26.48%	16.29%	11.22%
MSCI All Country World Net Total Return USD Index	17.27%	13.54%	11.91%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$1,520.6M
Number of Holdings	40
Annual Portfolio Turnover	15.07%
Total Advisory Fee	$10.3M

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.5
Mid Cap ($2.5-12 B)	8.4
Large Cap (>$12 B)	89.1

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Global Opportunities Fund Tailored Shareholder Report

Thornburg Global Opportunities Fund CLASS: C TICKER: THOCX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Global Opportunities Fund Class C Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class C shares outperformed the MSCI All Country World Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2025.

During the period, major world events included the ongoing Russian/Ukraine conflict, moderating inflation figures in the U.S., Mideast tensions, and significant government policy changes in the U.S. and elsewhere that are altering global trade and financial flows. Most equity indices worldwide delivered positive returns over the period.

Stock selection was a positive contributor to performance relative to the Index, consistent with the Fund’s bottom-up investment approach. Sector and geographic allocations detracted from performance relative to the Index. The Fund’s cash and currency forwards allocations also negatively impacted performance relative to the Index.

During the period, stock selection in communication services and financials sectors and securities in the U.S. contributed to performance relative to the Index. The Fund’s underweight positioning allocation to information technology and weaker security selection in materials sectors hampered performance relative to the Index. Both an overweight positioning in and an adverse selection of securities in Turkey detracted from performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgo/THOCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$240.00	2.13%

Thornburg Global Opportunities Fund Tailored Shareholder Report	9/30/25 TH6193

Annual Performance	1 Year	5 Year	10 Year
Global Opportunities Fund Class C (with sales charge)	24.47%	15.36%	10.37%
Global Opportunities Fund Class C (without sales charge)	25.47%	15.36%	10.37%
MSCI All Country World Net Total Return USD Index	17.27%	13.54%	11.91%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$1,520.6M
Number of Holdings	40
Annual Portfolio Turnover	15.07%
Total Advisory Fee	$10.3M

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.5
Mid Cap ($2.5-12 B)	8.4
Large Cap (>$12 B)	89.1

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Global Opportunities Fund Tailored Shareholder Report

Thornburg Global Opportunities Fund CLASS: I TICKER: THOIX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Global Opportunities Fund Class I Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class I shares outperformed the MSCI All Country World Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2025.

During the period, major world events included the ongoing Russian/Ukraine conflict, moderating inflation figures in the U.S., Mideast tensions, and significant government policy changes in the U.S. and elsewhere that are altering global trade and financial flows. Most equity indices worldwide delivered positive returns over the period.

Stock selection was a positive contributor to performance relative to the Index, consistent with the Fund’s bottom-up investment approach. Sector and geographic allocations detracted from performance relative to the Index. The Fund’s cash and currency forwards allocations also negatively impacted performance relative to the Index.

During the period, stock selection in communication services and financials sectors and securities in the U.S. contributed to performance relative to the Index. The Fund’s underweight positioning allocation to information technology and weaker security selection in materials sectors hampered performance relative to the Index. Both an overweight positioning in and an adverse selection of securities in Turkey detracted from performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgo/THOIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$112.00	0.99%

Thornburg Global Opportunities Fund Tailored Shareholder Report	9/30/25 TH6194

Annual Performance	1 Year	5 Year	10 Year
Global Opportunities Fund Class I	26.89%	16.64%	11.57%
MSCI All Country World Net Total Return USD Index	17.27%	13.54%	11.91%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$1,520.6M
Number of Holdings	40
Annual Portfolio Turnover	15.07%
Total Advisory Fee	$10.3M

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.5
Mid Cap ($2.5-12 B)	8.4
Large Cap (>$12 B)	89.1

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Global Opportunities Fund Tailored Shareholder Report

Thornburg Global Opportunities Fund CLASS: R3 TICKER: THORX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Global Opportunities Fund Class R3 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R3 shares outperformed the MSCI All Country World Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2025.

During the period, major world events included the ongoing Russian/Ukraine conflict, moderating inflation figures in the U.S., Mideast tensions, and significant government policy changes in the U.S. and elsewhere that are altering global trade and financial flows. Most equity indices worldwide delivered positive returns over the period.

Stock selection was a positive contributor to performance relative to the Index, consistent with the Fund’s bottom-up investment approach. Sector and geographic allocations detracted from performance relative to the Index. The Fund’s cash and currency forwards allocations also negatively impacted performance relative to the Index.

During the period, stock selection in communication services and financials sectors and securities in the U.S. contributed to performance relative to the Index. The Fund’s underweight positioning allocation to information technology and weaker security selection in materials sectors hampered performance relative to the Index. Both an overweight positioning in and an adverse selection of securities in Turkey detracted from performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgo/THORX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$170.00	1.50%

Thornburg Global Opportunities Fund Tailored Shareholder Report	9/30/25 TH6195

Annual Performance	1 Year	5 Year	10 Year
Global Opportunities Fund Class R3	26.29%	16.08%	11.01%
MSCI All Country World Net Total Return USD Index	17.27%	13.54%	11.91%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$1,520.6M
Number of Holdings	40
Annual Portfolio Turnover	15.07%
Total Advisory Fee	$10.3M

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.5
Mid Cap ($2.5-12 B)	8.4
Large Cap (>$12 B)	89.1

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Global Opportunities Fund Tailored Shareholder Report

Thornburg Global Opportunities Fund CLASS: R4 TICKER: THOVX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Global Opportunities Fund Class R4 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R4 shares outperformed the MSCI All Country World Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2025.

During the period, major world events included the ongoing Russian/Ukraine conflict, moderating inflation figures in the U.S., Mideast tensions, and significant government policy changes in the U.S. and elsewhere that are altering global trade and financial flows. Most equity indices worldwide delivered positive returns over the period.

Stock selection was a positive contributor to performance relative to the Index, consistent with the Fund’s bottom-up investment approach. Sector and geographic allocations detracted from performance relative to the Index. The Fund’s cash and currency forwards allocations also negatively impacted performance relative to the Index.

During the period, stock selection in communication services and financials sectors and securities in the U.S. contributed to performance relative to the Index. The Fund’s underweight positioning allocation to information technology and weaker security selection in materials sectors hampered performance relative to the Index. Both an overweight positioning in and an adverse selection of securities in Turkey detracted from performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgo/THOVX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$158.00	1.40%

Thornburg Global Opportunities Fund Tailored Shareholder Report	9/30/25 TH6196

Annual Performance	1 Year	5 Year	10 Year
Global Opportunities Fund Class R4	26.38%	16.17%	11.11%
MSCI All Country World Net Total Return USD Index	17.27%	13.54%	11.91%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$1,520.6M
Number of Holdings	40
Annual Portfolio Turnover	15.07%
Total Advisory Fee	$10.3M

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.5
Mid Cap ($2.5-12 B)	8.4
Large Cap (>$12 B)	89.1

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Global Opportunities Fund Tailored Shareholder Report

Thornburg Global Opportunities Fund CLASS: R5 TICKER: THOFX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Global Opportunities Fund Class R5 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R5 shares outperformed the MSCI All Country World Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2025.

During the period, major world events included the ongoing Russian/Ukraine conflict, moderating inflation figures in the U.S., Mideast tensions, and significant government policy changes in the U.S. and elsewhere that are altering global trade and financial flows. Most equity indices worldwide delivered positive returns over the period.

Stock selection was a positive contributor to performance relative to the Index, consistent with the Fund’s bottom-up investment approach. Sector and geographic allocations detracted from performance relative to the Index. The Fund’s cash and currency forwards allocations also negatively impacted performance relative to the Index.

During the period, stock selection in communication services and financials sectors and securities in the U.S. contributed to performance relative to the Index. The Fund’s underweight positioning allocation to information technology and weaker security selection in materials sectors hampered performance relative to the Index. Both an overweight positioning in and an adverse selection of securities in Turkey detracted from performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgo/THOFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$112.00	0.99%

Thornburg Global Opportunities Fund Tailored Shareholder Report	9/30/25 TH6197

Annual Performance	1 Year	5 Year	10 Year
Global Opportunities Fund Class R5	26.88%	16.64%	11.56%
MSCI All Country World Net Total Return USD Index	17.27%	13.54%	11.91%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$1,520.6M
Number of Holdings	40
Annual Portfolio Turnover	15.07%
Total Advisory Fee	$10.3M

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.5
Mid Cap ($2.5-12 B)	8.4
Large Cap (>$12 B)	89.1

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Global Opportunities Fund Tailored Shareholder Report

Thornburg Global Opportunities Fund CLASS: R6 TICKER: THOGX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Global Opportunities Fund Class R6 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R6 shares outperformed the MSCI All Country World Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2025.

During the period, major world events included the ongoing Russian/Ukraine conflict, moderating inflation figures in the U.S., Mideast tensions, and significant government policy changes in the U.S. and elsewhere that are altering global trade and financial flows. Most equity indices worldwide delivered positive returns over the period.

Stock selection was a positive contributor to performance relative to the Index, consistent with the Fund’s bottom-up investment approach. Sector and geographic allocations detracted from performance relative to the Index. The Fund’s cash and currency forwards allocations also negatively impacted performance relative to the Index.

During the period, stock selection in communication services and financials sectors and securities in the U.S. contributed to performance relative to the Index. The Fund’s underweight positioning allocation to information technology and weaker security selection in materials sectors hampered performance relative to the Index. Both an overweight positioning in and an adverse selection of securities in Turkey detracted from performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgo/THOGX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$96.00	0.85%

Thornburg Global Opportunities Fund Tailored Shareholder Report	9/30/25 TH6198

Annual Performance	1 Year	5 Year
Global Opportunities Fund Class R6	27.06%	16.80%
MSCI All Country World Net Total Return USD Index	17.27%	13.54%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$1,520.6M
Number of Holdings	40
Annual Portfolio Turnover	15.07%
Total Advisory Fee	$10.3M

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.5
Mid Cap ($2.5-12 B)	8.4
Large Cap (>$12 B)	89.1

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg International Equity Fund Tailored Shareholder Report

Thornburg International Equity Fund CLASS: A TICKER: TGVAX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg International Equity Fund Class A Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class A shares outperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2025.During the period, non-U.S. equity securities posted strong return, nearly matching their U.S. counterparts, even as U.S. mega-cap and artificial intelligence beneficiaries have continued to lead the market.Stock selection was the primary contributor to the Fund’s outperformance relative to the Index, consistent with the Fund’s bottom-up investment approach. Sector allocation detracted from performance relative to the Index, but selection and currency effects together produced the outperformance relative to the Index. Geographic allocation and the Fund’s allocation to cash also detracted from performance relative to the Index.Within consumer discretionary and financials sectors, stock selection bolstered performance relative to the Index. Additionally, stock selection in Korea and Japan, as well as a zero-weight allocation in India, also drove positive performance relative to the Index. Stock selection within the materials sector hampered performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fiv/TGVAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$126.00	1.16%

Thornburg International Equity Fund Tailored Shareholder Report	9/30/25 TH6179

Annual Performance	1 Year	5 Year	10 Year
International Equity Fund Class A (with sales charge)	12.64%	10.05%	8.27%
International Equity Fund Class A (without sales charge)	17.96%	11.07%	8.77%
MSCI All Country World ex USA Net Total Return USD Index	16.45%	10.26%	8.23%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$4,397.0M
Number of Holdings	53
Annual Portfolio Turnover	28.49%
Total Advisory Fee	$22.4M

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	4.1
Large Cap (>$12 B)	95.9
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg International Equity Fund Tailored Shareholder Report

Thornburg International Equity Fund CLASS: C TICKER: THGCX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg International Equity Fund Class C Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class C shares outperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2025.During the period, non-U.S. equity securities posted strong return, nearly matching their U.S. counterparts, even as U.S. mega-cap and artificial intelligence beneficiaries have continued to lead the market.Stock selection was the primary contributor to the Fund’s outperformance relative to the Index, consistent with the Fund’s bottom-up investment approach. Sector allocation detracted from performance relative to the Index, but selection and currency effects together produced the outperformance relative to the Index. Geographic allocation and the Fund’s allocation to cash also detracted from performance relative to the Index.Within consumer discretionary and financials sectors, stock selection bolstered performance relative to the Index. Additionally, stock selection in Korea and Japan, as well as a zero-weight allocation in India, also drove positive performance relative to the Index. Stock selection within the materials sector hampered performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fiv/THGCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$223.00	2.05%

Thornburg International Equity Fund Tailored Shareholder Report	9/30/25 TH6180

Annual Performance	1 Year	5 Year	10 Year
International Equity Fund Class C (with sales charge)	15.94%	10.17%	7.93%
International Equity Fund Class C (without sales charge)	16.94%	10.17%	7.93%
MSCI All Country World ex USA Net Total Return USD Index	16.45%	10.26%	8.23%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$4,397.0M
Number of Holdings	53
Annual Portfolio Turnover	28.49%
Total Advisory Fee	$22.4M

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	4.1
Large Cap (>$12 B)	95.9
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg International Equity Fund Tailored Shareholder Report

Thornburg International Equity Fund CLASS: I TICKER: TGVIX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg International Equity Fund Class I Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class I shares outperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2025.During the period, non-U.S. equity securities posted strong return, nearly matching their U.S. counterparts, even as U.S. mega-cap and artificial intelligence beneficiaries have continued to lead the market.Stock selection was the primary contributor to the Fund’s outperformance relative to the Index, consistent with the Fund’s bottom-up investment approach. Sector allocation detracted from performance relative to the Index, but selection and currency effects together produced the outperformance relative to the Index. Geographic allocation and the Fund’s allocation to cash also detracted from performance relative to the Index.Within consumer discretionary and financials sectors, stock selection bolstered performance relative to the Index. Additionally, stock selection in Korea and Japan, as well as a zero-weight allocation in India, also drove positive performance relative to the Index. Stock selection within the materials sector hampered performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fiv/TGVIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$95.00	0.87%

Thornburg International Equity Fund Tailored Shareholder Report	9/30/25 TH6181

Annual Performance	1 Year	5 Year	10 Year
International Equity Fund Class I	18.32%	11.40%	9.12%
MSCI All Country World ex USA Net Total Return USD Index	16.45%	10.26%	8.23%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$4,397.0M
Number of Holdings	53
Annual Portfolio Turnover	28.49%
Total Advisory Fee	$22.4M

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	4.1
Large Cap (>$12 B)	95.9
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg International Equity Fund Tailored Shareholder Report

Thornburg International Equity Fund CLASS: R3 TICKER: TGVRX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg International Equity Fund Class R3 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R3 shares outperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2025.During the period, non-U.S. equity securities posted strong return, nearly matching their U.S. counterparts, even as U.S. mega-cap and artificial intelligence beneficiaries have continued to lead the market.Stock selection was the primary contributor to the Fund’s outperformance relative to the Index, consistent with the Fund’s bottom-up investment approach. Sector allocation detracted from performance relative to the Index, but selection and currency effects together produced the outperformance relative to the Index. Geographic allocation and the Fund’s allocation to cash also detracted from performance relative to the Index.Within consumer discretionary and financials sectors, stock selection bolstered performance relative to the Index. Additionally, stock selection in Korea and Japan, as well as a zero-weight allocation in India, also drove positive performance relative to the Index. Stock selection within the materials sector hampered performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fiv/TGVRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$148.00	1.36%

Thornburg International Equity Fund Tailored Shareholder Report	9/30/25 TH6182

Annual Performance	1 Year	5 Year	10 Year
International Equity Fund Class R3	17.74%	10.86%	8.57%
MSCI All Country World ex USA Net Total Return USD Index	16.45%	10.26%	8.23%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$4,397.0M
Number of Holdings	53
Annual Portfolio Turnover	28.49%
Total Advisory Fee	$22.4M

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	4.1
Large Cap (>$12 B)	95.9
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg International Equity Fund Tailored Shareholder Report

Thornburg International Equity Fund CLASS: R4 TICKER: THVRX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg International Equity Fund Class R4 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R4 shares outperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2025.During the period, non-U.S. equity securities posted strong return, nearly matching their U.S. counterparts, even as U.S. mega-cap and artificial intelligence beneficiaries have continued to lead the market.Stock selection was the primary contributor to the Fund’s outperformance relative to the Index, consistent with the Fund’s bottom-up investment approach. Sector allocation detracted from performance relative to the Index, but selection and currency effects together produced the outperformance relative to the Index. Geographic allocation and the Fund’s allocation to cash also detracted from performance relative to the Index.Within consumer discretionary and financials sectors, stock selection bolstered performance relative to the Index. Additionally, stock selection in Korea and Japan, as well as a zero-weight allocation in India, also drove positive performance relative to the Index. Stock selection within the materials sector hampered performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fiv/THVRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$126.00	1.16%

Thornburg International Equity Fund Tailored Shareholder Report	9/30/25 TH6183

Annual Performance	1 Year	5 Year	10 Year
International Equity Fund Class R4	17.95%	11.07%	8.78%
MSCI All Country World ex USA Net Total Return USD Index	16.45%	10.26%	8.23%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$4,397.0M
Number of Holdings	53
Annual Portfolio Turnover	28.49%
Total Advisory Fee	$22.4M

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	4.1
Large Cap (>$12 B)	95.9
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg International Equity Fund Tailored Shareholder Report

Thornburg International Equity Fund CLASS: R5 TICKER: TIVRX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg International Equity Fund Class R5 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R5 shares outperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2025.During the period, non-U.S. equity securities posted strong return, nearly matching their U.S. counterparts, even as U.S. mega-cap and artificial intelligence beneficiaries have continued to lead the market.Stock selection was the primary contributor to the Fund’s outperformance relative to the Index, consistent with the Fund’s bottom-up investment approach. Sector allocation detracted from performance relative to the Index, but selection and currency effects together produced the outperformance relative to the Index. Geographic allocation and the Fund’s allocation to cash also detracted from performance relative to the Index.Within consumer discretionary and financials sectors, stock selection bolstered performance relative to the Index. Additionally, stock selection in Korea and Japan, as well as a zero-weight allocation in India, also drove positive performance relative to the Index. Stock selection within the materials sector hampered performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fiv/TIVRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$98.00	0.90%

Thornburg International Equity Fund Tailored Shareholder Report	9/30/25 TH6184

Annual Performance	1 Year	5 Year	10 Year
International Equity Fund Class R5	18.29%	11.36%	9.07%
MSCI All Country World ex USA Net Total Return USD Index	16.45%	10.26%	8.23%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$4,397.0M
Number of Holdings	53
Annual Portfolio Turnover	28.49%
Total Advisory Fee	$22.4M

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	4.1
Large Cap (>$12 B)	95.9
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg International Equity Fund Tailored Shareholder Report

Thornburg International Equity Fund CLASS: R6 TICKER: TGIRX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg International Equity Fund Class R6 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R6 shares outperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2025.During the period, non-U.S. equity securities posted strong return, nearly matching their U.S. counterparts, even as U.S. mega-cap and artificial intelligence beneficiaries have continued to lead the market.Stock selection was the primary contributor to the Fund’s outperformance relative to the Index, consistent with the Fund’s bottom-up investment approach. Sector allocation detracted from performance relative to the Index, but selection and currency effects together produced the outperformance relative to the Index. Geographic allocation and the Fund’s allocation to cash also detracted from performance relative to the Index.Within consumer discretionary and financials sectors, stock selection bolstered performance relative to the Index. Additionally, stock selection in Korea and Japan, as well as a zero-weight allocation in India, also drove positive performance relative to the Index. Stock selection within the materials sector hampered performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fiv/TGIRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$76.00	0.70%

Thornburg International Equity Fund Tailored Shareholder Report	9/30/25 TH6185

Annual Performance	1 Year	5 Year	10 Year
International Equity Fund Class R6	18.52%	11.59%	9.29%
MSCI All Country World ex USA Net Total Return USD Index	16.45%	10.26%	8.23%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$4,397.0M
Number of Holdings	53
Annual Portfolio Turnover	28.49%
Total Advisory Fee	$22.4M

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	4.1
Large Cap (>$12 B)	95.9
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Better World International Fund Tailored Shareholder Report

Thornburg Better World International Fund CLASS: A TICKER: TBWAX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Better World International Fund Class A Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class A shares underperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2025.During the period, non-U.S. equity securities posted strong returns, nearly matching their U.S. counterparts, even as U.S. mega-cap and artificial intelligence beneficiaries have continued to lead the market.The Fund’s strong stock selection in consumer staples and selection and currency effects in information technology sectors contributed positively to performance relative to the Index. A lack of allocation to the energy sector was also additive to performance relative to the Index. The main detriments to performance relative to the Index came from stock selection in consumer discretionary, materials and financials sectors.From a geographic perspective, strong stock selection in Korea and a zero-weighting allocation to India, where security valuations were deemed to be too high, were the key drivers of performance relative to the Index. The biggest detractors came from an underweight positioning allocation to securities in China and selection effects for securities in the United Kingdom and Canada.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fbwi/TBWAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$149.00	1.41%

Thornburg Better World International Fund Tailored Shareholder Report	9/30/25 TH6211

Annual Performance	1 Year	5 Year	10 Year
Better World International Fund Class A (with sales charge)	5.54%	8.65%	9.15%
Better World International Fund Class A (without sales charge)	10.51%	9.66%	9.65%
MSCI All Country World ex USA Net Total Return USD Index	16.45%	10.26%	8.23%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$507.8M
Number of Holdings	54
Annual Portfolio Turnover	39.30%
Total Advisory Fee	$4.2M

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.4
Mid Cap ($2.5-12 B)	12.0
Large Cap (>$12 B)	85.6
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Better World International Fund Tailored Shareholder Report

Thornburg Better World International Fund CLASS: C TICKER: TBWCX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Better World International Fund Class C Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class C shares underperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2025.During the period, non-U.S. equity securities posted strong returns, nearly matching their U.S. counterparts, even as U.S. mega-cap and artificial intelligence beneficiaries have continued to lead the market.The Fund’s strong stock selection in consumer staples and selection and currency effects in information technology sectors contributed positively to performance relative to the Index. A lack of allocation to the energy sector was also additive to performance relative to the Index. The main detriments to performance relative to the Index came from stock selection in consumer discretionary, materials and financials sectors.From a geographic perspective, strong stock selection in Korea and a zero-weighting allocation to India, where security valuations were deemed to be too high, were the key drivers of performance relative to the Index. The biggest detractors came from an underweight positioning allocation to securities in China and selection effects for securities in the United Kingdom and Canada.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fbwi/TBWCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$230.00	2.19%

Thornburg Better World International Fund Tailored Shareholder Report	9/30/25 TH6212

Annual Performance	1 Year	5 Year	10 Year
Better World International Fund Class C (with sales charge)	8.64%	8.83%	8.93%
Better World International Fund Class C (without sales charge)	9.64%	8.83%	8.93%
MSCI All Country World ex USA Net Total Return USD Index	16.45%	10.26%	8.23%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$507.8M
Number of Holdings	54
Annual Portfolio Turnover	39.30%
Total Advisory Fee	$4.2M

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.4
Mid Cap ($2.5-12 B)	12.0
Large Cap (>$12 B)	85.6
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Better World International Fund Tailored Shareholder Report

Thornburg Better World International Fund CLASS: I TICKER: TBWIX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Better World International Fund Class I Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class I shares underperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2025.During the period, non-U.S. equity securities posted strong returns, nearly matching their U.S. counterparts, even as U.S. mega-cap and artificial intelligence beneficiaries have continued to lead the market.The Fund’s strong stock selection in consumer staples and selection and currency effects in information technology sectors contributed positively to performance relative to the Index. A lack of allocation to the energy sector was also additive to performance relative to the Index. The main detriments to performance relative to the Index came from stock selection in consumer discretionary, materials and financials sectors.From a geographic perspective, strong stock selection in Korea and a zero-weighting allocation to India, where security valuations were deemed to be too high, were the key drivers of performance relative to the Index. The biggest detractors came from an underweight positioning allocation to securities in China and selection effects for securities in the United Kingdom and Canada.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fbwi/TBWIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$95.00	0.90%

Thornburg Better World International Fund Tailored Shareholder Report	9/30/25 TH6213

Annual Performance	1 Year	5 Year	10 Year
Better World International Fund Class I	11.09%	10.24%	10.36%
MSCI All Country World ex USA Net Total Return USD Index	16.45%	10.26%	8.23%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$507.8M
Number of Holdings	54
Annual Portfolio Turnover	39.30%
Total Advisory Fee	$4.2M

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.4
Mid Cap ($2.5-12 B)	12.0
Large Cap (>$12 B)	85.6
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg International Growth Fund Tailored Shareholder Report

Thornburg International Growth Fund CLASS: A TICKER: TIGAX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg International Growth Fund Class A Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class A shares underperformed the MSCI All Country World ex USA Growth Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2025.During the period, non-U.S. equity securities posted strong return, nearly matching their U.S. counterparts, even as U.S. mega-cap and artificial intelligence beneficiaries have continued to lead the market.The Fund’s underperformance relative to the Index was primarily driven by portfolio allocations across sectors and countries. The Fund’s allocation to cash was a detriment to performance relative to the Index.Stock selection and allocation effects in communication services and information technology sectors contributed to performance relative to the Index, while stock picking in consumer discretionary and health care were the main detractors to performance relative to the Index. Security selection within Japan and China contributed significantly to performance relative to the Index, whereas allocation and selection effects to securities in Germany were the primary detractors from performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fig/TIGAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$137.00	1.36%

Thornburg International Growth Fund Tailored Shareholder Report	9/30/25 TH6199

Annual Performance	1 Year	5 Year	10 Year
International Growth Fund Class A (with sales charge)	-2.64%	0.22%	5.73%
International Growth Fund Class A (without sales charge)	1.96%	1.15%	6.22%
MSCI All Country World ex USA Growth Net Total Return USD Index	12.86%	6.22%	8.17%
MSCI All Country World ex USA Net Total Return USD Index	16.45%	10.26%	8.23%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$724.8M
Number of Holdings	46
Annual Portfolio Turnover	28.90%
Total Advisory Fee	$6.1M

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	3.9
Mid Cap ($2.5-12 B)	11.6
Large Cap (>$12 B)	84.5
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg International Growth Fund Tailored Shareholder Report

Thornburg International Growth Fund CLASS: C TICKER: TIGCX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg International Growth Fund Class C Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class C shares underperformed the MSCI All Country World ex USA Growth Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2025.During the period, non-U.S. equity securities posted strong return, nearly matching their U.S. counterparts, even as U.S. mega-cap and artificial intelligence beneficiaries have continued to lead the market.The Fund’s underperformance relative to the Index was primarily driven by portfolio allocations across sectors and countries. The Fund’s allocation to cash was a detriment to performance relative to the Index.Stock selection and allocation effects in communication services and information technology sectors contributed to performance relative to the Index, while stock picking in consumer discretionary and health care were the main detractors to performance relative to the Index. Security selection within Japan and China contributed significantly to performance relative to the Index, whereas allocation and selection effects to securities in Germany were the primary detractors from performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fig/TIGCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$239.00	2.38%

Thornburg International Growth Fund Tailored Shareholder Report	9/30/25 TH6200

Annual Performance	1 Year	5 Year	10 Year
International Growth Fund Class C (with sales charge)	-0.02%	0.22%	5.32%
International Growth Fund Class C (without sales charge)	0.90%	0.22%	5.32%
MSCI All Country World ex USA Growth Net Total Return USD Index	12.86%	6.22%	8.17%
MSCI All Country World ex USA Net Total Return USD Index	16.45%	10.26%	8.23%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$724.8M
Number of Holdings	46
Annual Portfolio Turnover	28.90%
Total Advisory Fee	$6.1M

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	3.9
Mid Cap ($2.5-12 B)	11.6
Large Cap (>$12 B)	84.5
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg International Growth Fund Tailored Shareholder Report

Thornburg International Growth Fund CLASS: I TICKER: TINGX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg International Growth Fund Class I Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class I shares underperformed the MSCI All Country World ex USA Growth Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2025.During the period, non-U.S. equity securities posted strong return, nearly matching their U.S. counterparts, even as U.S. mega-cap and artificial intelligence beneficiaries have continued to lead the market.The Fund’s underperformance relative to the Index was primarily driven by portfolio allocations across sectors and countries. The Fund’s allocation to cash was a detriment to performance relative to the Index.Stock selection and allocation effects in communication services and information technology sectors contributed to performance relative to the Index, while stock picking in consumer discretionary and health care were the main detractors to performance relative to the Index. Security selection within Japan and China contributed significantly to performance relative to the Index, whereas allocation and selection effects to securities in Germany were the primary detractors from performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fig/TINGX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$100.00	0.99%

Thornburg International Growth Fund Tailored Shareholder Report	9/30/25 TH6201

Annual Performance	1 Year	5 Year	10 Year
International Growth Fund Class I	2.36%	1.51%	6.60%
MSCI All Country World ex USA Growth Net Total Return USD Index	12.86%	6.22%	8.17%
MSCI All Country World ex USA Net Total Return USD Index	16.45%	10.26%	8.23%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$724.8M
Number of Holdings	46
Annual Portfolio Turnover	28.90%
Total Advisory Fee	$6.1M

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	3.9
Mid Cap ($2.5-12 B)	11.6
Large Cap (>$12 B)	84.5
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg International Growth Fund Tailored Shareholder Report

Thornburg International Growth Fund CLASS: R3 TICKER: TIGVX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg International Growth Fund Class R3 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R3 shares underperformed the MSCI All Country World ex USA Growth Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2025.During the period, non-U.S. equity securities posted strong return, nearly matching their U.S. counterparts, even as U.S. mega-cap and artificial intelligence beneficiaries have continued to lead the market.The Fund’s underperformance relative to the Index was primarily driven by portfolio allocations across sectors and countries. The Fund’s allocation to cash was a detriment to performance relative to the Index.Stock selection and allocation effects in communication services and information technology sectors contributed to performance relative to the Index, while stock picking in consumer discretionary and health care were the main detractors to performance relative to the Index. Security selection within Japan and China contributed significantly to performance relative to the Index, whereas allocation and selection effects to securities in Germany were the primary detractors from performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fig/TIGVX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$151.00	1.50%

Thornburg International Growth Fund Tailored Shareholder Report	9/30/25 TH6202

Annual Performance	1 Year	5 Year	10 Year
International Growth Fund Class R3	1.85%	1.00%	6.06%
MSCI All Country World ex USA Growth Net Total Return USD Index	12.86%	6.22%	8.17%
MSCI All Country World ex USA Net Total Return USD Index	16.45%	10.26%	8.23%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$724.8M
Number of Holdings	46
Annual Portfolio Turnover	28.90%
Total Advisory Fee	$6.1M

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	3.9
Mid Cap ($2.5-12 B)	11.6
Large Cap (>$12 B)	84.5
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg International Growth Fund Tailored Shareholder Report

Thornburg International Growth Fund CLASS: R4 TICKER: TINVX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg International Growth Fund Class R4 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R4 shares underperformed the MSCI All Country World ex USA Growth Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2025.

During the period, non-U.S. equity securities posted strong return, nearly matching their U.S. counterparts, even as U.S. mega-cap and artificial intelligence beneficiaries have continued to lead the market.

The Fund’s underperformance relative to the Index was primarily driven by portfolio allocations across sectors and countries. The Fund’s allocation to cash was a detriment to performance relative to the Index.

Stock selection and allocation effects in communication services and information technology sectors contributed to performance relative to the Index, while stock picking in consumer discretionary and health care were the main detractors to performance relative to the Index. Security selection within Japan and China contributed significantly to performance relative to the Index, whereas allocation and selection effects to securities in Germany were the primary detractors from performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fig/TINVX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$141.00	1.40%

Thornburg International Growth Fund Tailored Shareholder Report	9/30/25 TH6203

Annual Performance	1 Year	5 Year	10 Year
International Growth Fund Class R4	1.89%	1.09%	6.16%
MSCI All Country World ex USA Growth Net Total Return USD Index	12.86%	6.22%	8.17%
MSCI All Country World ex USA Net Total Return USD Index	16.45%	10.26%	8.23%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$724.8M
Number of Holdings	46
Annual Portfolio Turnover	28.90%
Total Advisory Fee	$6.1M

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	3.9
Mid Cap ($2.5-12 B)	11.6
Large Cap (>$12 B)	84.5
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg International Growth Fund Tailored Shareholder Report

Thornburg International Growth Fund CLASS: R5 TICKER: TINFX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg International Growth Fund Class R5 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R5 shares underperformed the MSCI All Country World ex USA Growth Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2025.During the period, non-U.S. equity securities posted strong return, nearly matching their U.S. counterparts, even as U.S. mega-cap and artificial intelligence beneficiaries have continued to lead the market.The Fund’s underperformance relative to the Index was primarily driven by portfolio allocations across sectors and countries. The Fund’s allocation to cash was a detriment to performance relative to the Index.Stock selection and allocation effects in communication services and information technology sectors contributed to performance relative to the Index, while stock picking in consumer discretionary and health care were the main detractors to performance relative to the Index. Security selection within Japan and China contributed significantly to performance relative to the Index, whereas allocation and selection effects to securities in Germany were the primary detractors from performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fig/TINFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$100.00	0.99%

Thornburg International Growth Fund Tailored Shareholder Report	9/30/25 TH6204

Annual Performance	1 Year	5 Year	10 Year
International Growth Fund Class R5	2.34%	1.50%	6.59%
MSCI All Country World ex USA Growth Net Total Return USD Index	12.86%	6.22%	8.17%
MSCI All Country World ex USA Net Total Return USD Index	16.45%	10.26%	8.23%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$724.8M
Number of Holdings	46
Annual Portfolio Turnover	28.90%
Total Advisory Fee	$6.1M

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	3.9
Mid Cap ($2.5-12 B)	11.6
Large Cap (>$12 B)	84.5
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg International Growth Fund Tailored Shareholder Report

Thornburg International Growth Fund CLASS: R6 TICKER: THGIX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg International Growth Fund Class R6 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R6 shares underperformed the MSCI All Country World ex USA Growth Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2025.During the period, non-U.S. equity securities posted strong return, nearly matching their U.S. counterparts, even as U.S. mega-cap and artificial intelligence beneficiaries have continued to lead the market.The Fund’s underperformance relative to the Index was primarily driven by portfolio allocations across sectors and countries. The Fund’s allocation to cash was a detriment to performance relative to the Index.Stock selection and allocation effects in communication services and information technology sectors contributed to performance relative to the Index, while stock picking in consumer discretionary and health care were the main detractors to performance relative to the Index. Security selection within Japan and China contributed significantly to performance relative to the Index, whereas allocation and selection effects to securities in Germany were the primary detractors from performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fig/THGIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$90.00	0.89%

Thornburg International Growth Fund Tailored Shareholder Report	9/30/25 TH6205

Annual Performance	1 Year	5 Year	10 Year
International Growth Fund Class R6	2.45%	1.61%	6.70%
MSCI All Country World ex USA Growth Net Total Return USD Index	12.86%	6.22%	8.17%
MSCI All Country World ex USA Net Total Return USD Index	16.45%	10.26%	8.23%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$724.8M
Number of Holdings	46
Annual Portfolio Turnover	28.90%
Total Advisory Fee	$6.1M

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	3.9
Mid Cap ($2.5-12 B)	11.6
Large Cap (>$12 B)	84.5
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Developing World Fund Tailored Shareholder Report

Thornburg Developing World Fund CLASS: A TICKER: THDAX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Developing World Fund Class A Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class A shares underperformed the MSCI Emerging Markets Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2025.During the period, emerging market equity securities posted solid returns, largely producing results in line with their developed world counterparts. On a sector basis, security selection and an overweight positioning allocation to consumer staples, as well as security selection and underweight positioning allocation to communication services, detracted from performance relative to the Index. Positive contributors to performance relative to the Index included stock selection within the consumer discretionary and industrials sectors.On a geographic basis, stock selection in Korea as well as stock selection and an underweight positioning allocation to India, bolstered performance relative to the Index, while weaker stock selection in China and Mexico negatively contributed to performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fdw/THDAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$156.00	1.45%

Thornburg Developing World Fund Tailored Shareholder Report	9/30/25 TH6206

Annual Performance	1 Year	5 Year	10 Year
Developing World Fund Class A (with sales charge)	10.75%	2.67%	5.97%
Developing World Fund Class A (without sales charge)	15.97%	3.62%	6.46%
MSCI Emerging Markets Net Total Return USD Index	17.32%	7.02%	7.99%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$584.3M
Number of Holdings	42
Annual Portfolio Turnover	46.93%
Total Advisory Fee	$4.7M

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	17.9
Large Cap (>$12 B)	82.1
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Developing World Fund Tailored Shareholder Report

Thornburg Developing World Fund CLASS: C TICKER: THDCX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Developing World Fund Class C Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class C shares underperformed the MSCI Emerging Markets Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2025.During the period, emerging market equity securities posted solid returns, largely producing results in line with their developed world counterparts. On a sector basis, security selection and an overweight positioning allocation to consumer staples, as well as security selection and underweight positioning allocation to communication services, detracted from performance relative to the Index. Positive contributors to performance relative to the Index included stock selection within the consumer discretionary and industrials sectors.On a geographic basis, stock selection in Korea as well as stock selection and an underweight positioning allocation to India, bolstered performance relative to the Index, while weaker stock selection in China and Mexico negatively contributed to performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$250.00	2.33%

Thornburg Developing World Fund Tailored Shareholder Report	9/30/25 TH6207

Annual Performance	1 Year	5 Year	10 Year
Developing World Fund Class C (with sales charge)	13.94%	2.77%	5.61%
Developing World Fund Class C (without sales charge)	14.94%	2.77%	5.61%
MSCI Emerging Markets Net Total Return USD Index	17.32%	7.02%	7.99%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$584.3M
Number of Holdings	42
Annual Portfolio Turnover	46.93%
Total Advisory Fee	$4.7M

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	17.9
Large Cap (>$12 B)	82.1
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Developing World Fund Tailored Shareholder Report

Thornburg Developing World Fund CLASS: I TICKER: THDIX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Developing World Fund Class I Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class I shares underperformed the MSCI Emerging Markets Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2025.During the period, emerging market equity securities posted solid returns, largely producing results in line with their developed world counterparts. On a sector basis, security selection and an overweight positioning allocation to consumer staples, as well as security selection and underweight positioning allocation to communication services, detracted from performance relative to the Index. Positive contributors to performance relative to the Index included stock selection within the consumer discretionary and industrials sectors.On a geographic basis, stock selection in Korea as well as stock selection and an underweight positioning allocation to India, bolstered performance relative to the Index, while weaker stock selection in China and Mexico negatively contributed to performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fdw/THDIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$113.00	1.04%

Thornburg Developing World Fund Tailored Shareholder Report	9/30/25 TH6208

Annual Performance	1 Year	5 Year	10 Year
Developing World Fund Class I	16.43%	4.04%	6.88%
MSCI Emerging Markets Net Total Return USD Index	17.32%	7.02%	7.99%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$584.3M
Number of Holdings	42
Annual Portfolio Turnover	46.93%
Total Advisory Fee	$4.7M

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	17.9
Large Cap (>$12 B)	82.1
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Developing World Fund Tailored Shareholder Report

Thornburg Developing World Fund CLASS: R5 TICKER: THDRX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Developing World Fund Class R5 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R5 shares underperformed the MSCI Emerging Markets Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2025.During the period, emerging market equity securities posted solid returns, largely producing results in line with their developed world counterparts. On a sector basis, security selection and an overweight positioning allocation to consumer staples, as well as security selection and underweight positioning allocation to communication services, detracted from performance relative to the Index. Positive contributors to performance relative to the Index included stock selection within the consumer discretionary and industrials sectors.On a geographic basis, stock selection in Korea as well as stock selection and an underweight positioning allocation to India, bolstered performance relative to the Index, while weaker stock selection in China and Mexico negatively contributed to performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fdw/THDRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$113.00	1.04%

Thornburg Developing World Fund Tailored Shareholder Report	9/30/25 TH6209

Annual Performance	1 Year	5 Year	10 Year
Developing World Fund Class R5	16.42%	4.03%	6.88%
MSCI Emerging Markets Net Total Return USD Index	17.32%	7.02%	7.99%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$584.3M
Number of Holdings	42
Annual Portfolio Turnover	46.93%
Total Advisory Fee	$4.7M

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	17.9
Large Cap (>$12 B)	82.1
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Developing World Fund Tailored Shareholder Report

Thornburg Developing World Fund CLASS: R6 TICKER: TDWRX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Developing World Fund Class R6 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R6 shares underperformed the MSCI Emerging Markets Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2025.During the period, emerging market equity securities posted solid returns, largely producing results in line with their developed world counterparts. On a sector basis, security selection and an overweight positioning allocation to consumer staples, as well as security selection and underweight positioning allocation to communication services, detracted from performance relative to the Index. Positive contributors to performance relative to the Index included stock selection within the consumer discretionary and industrials sectors.On a geographic basis, stock selection in Korea as well as stock selection and an underweight positioning allocation to India, bolstered performance relative to the Index, while weaker stock selection in China and Mexico negatively contributed to performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fdw/TDWRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$102.00	0.94%

Thornburg Developing World Fund Tailored Shareholder Report	9/30/25 TH6210

Annual Performance	1 Year	5 Year	10 Year
Developing World Fund Class R6	16.54%	4.14%	6.99%
MSCI Emerging Markets Net Total Return USD Index	17.32%	7.02%	7.99%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$584.3M
Number of Holdings	42
Annual Portfolio Turnover	46.93%
Total Advisory Fee	$4.7M

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	17.9
Large Cap (>$12 B)	82.1
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Small/Mid Cap Core Fund Tailored Shareholder Report

Thornburg Small/Mid Cap Core Fund CLASS: A TICKER: TVAFX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Small/Mid Cap Core Fund Class A Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class A shares underperformed the Russell 2500 Index – Total Return (the “Index”) during the 12-month period ended September 30, 2025.Stock selection was the primary driver of relative underperformance. The Fund’s stock selection in the financials and information technology sectors hampered performance relative to the Index during the period. Stock selection in and an overweight positioning allocation to the utilities sector contributed positively to performance relative to the Index.Returns of larger mid-cap stocks outpaced smaller-cap stocks within the Index during the period. Stock selection negatively contributed to performance within the mid-cap (those with a market capitalization ranging from approximately $2.5 billion to $12 billion) and large-cap portions (those with a market capitalization exceeding $12 billion) of the Fund. However, an overweight positioning to larger stocks within the Index’s universe positively impacted the Fund’s performance relative to the Index. Stock selection within the smaller-cap segment of the universe contributed positively to performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fv/TVAFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$139.00	1.37%

Thornburg Small/Mid Cap Core Fund Tailored Shareholder Report	9/30/25 TH6173

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Core Fund Class A (with sales charge)	-1.37%	6.64%	7.86%
Small/Mid Cap Core Fund Class A (without sales charge)	3.28%	7.62%	8.36%
Russell 2500 Index - Total Return	10.16%	12.09%	10.52%
Russell 3000 Index - Total Return	17.41%	15.74%	14.71%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$484.4M
Number of Holdings	47
Annual Portfolio Turnover	23.05%
Total Advisory Fee	$4.5M

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	8.9
Mid Cap ($2.5-12 B)	52.4
Large Cap (>$12 B)	38.7
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Small/Mid Cap Core Fund Tailored Shareholder Report

Thornburg Small/Mid Cap Core Fund CLASS: C TICKER: TVCFX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Small/Mid Cap Core Fund Class C Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class C shares underperformed the Russell 2500 Index – Total Return (the “Index”) during the 12-month period ended September 30, 2025.Stock selection was the primary driver of relative underperformance. The Fund’s stock selection in the financials and information technology sectors hampered performance relative to the Index during the period. Stock selection in and an overweight positioning allocation to the utilities sector contributed positively to performance relative to the Index.Returns of larger mid-cap stocks outpaced smaller-cap stocks within the Index during the period. Stock selection negatively contributed to performance within the mid-cap (those with a market capitalization ranging from approximately $2.5 billion to $12 billion) and large-cap portions (those with a market capitalization exceeding $12 billion) of the Fund. However, an overweight positioning to larger stocks within the Index’s universe positively impacted the Fund’s performance relative to the Index. Stock selection within the smaller-cap segment of the universe contributed positively to performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fv/TVCFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$237.00	2.34%

Thornburg Small/Mid Cap Core Fund Tailored Shareholder Report	9/30/25 TH6174

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Core Fund Class C (with sales charge)	1.30%	6.63%	7.43%
Small/Mid Cap Core Fund Class C (without sales charge)	2.30%	6.63%	7.43%
Russell 2500 Index - Total Return	10.16%	12.09%	10.52%
Russell 3000 Index - Total Return	17.41%	15.74%	14.71%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$484.4M
Number of Holdings	47
Annual Portfolio Turnover	23.05%
Total Advisory Fee	$4.5M

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	8.9
Mid Cap ($2.5-12 B)	52.4
Large Cap (>$12 B)	38.7
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Small/Mid Cap Core Fund Tailored Shareholder Report

Thornburg Small/Mid Cap Core Fund CLASS: I TICKER: TVIFX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Small/Mid Cap Core Fund Class I Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class I shares underperformed the Russell 2500 Index – Total Return (the “Index”) during the 12-month period ended September 30, 2025.Stock selection was the primary driver of relative underperformance. The Fund’s stock selection in the financials and information technology sectors hampered performance relative to the Index during the period. Stock selection in and an overweight positioning allocation to the utilities sector contributed positively to performance relative to the Index.Returns of larger mid-cap stocks outpaced smaller-cap stocks within the Index during the period. Stock selection negatively contributed to performance within the mid-cap (those with a market capitalization ranging from approximately $2.5 billion to $12 billion) and large-cap portions (those with a market capitalization exceeding $12 billion) of the Fund. However, an overweight positioning to larger stocks within the Index’s universe positively impacted the Fund’s performance relative to the Index. Stock selection within the smaller-cap segment of the universe contributed positively to performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fv/TVIFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$97.00	0.95%

Thornburg Small/Mid Cap Core Fund Tailored Shareholder Report	9/30/25 TH6175

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Core Fund Class I	3.72%	8.06%	8.78%
Russell 2500 Index - Total Return	10.16%	12.09%	10.52%
Russell 3000 Index - Total Return	17.41%	15.74%	14.71%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$484.4M
Number of Holdings	47
Annual Portfolio Turnover	23.05%
Total Advisory Fee	$4.5M

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	8.9
Mid Cap ($2.5-12 B)	52.4
Large Cap (>$12 B)	38.7
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Small/Mid Cap Core Fund Tailored Shareholder Report

Thornburg Small/Mid Cap Core Fund CLASS: R3 TICKER: TVRFX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Small/Mid Cap Core Fund Class R3 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R3 shares underperformed the Russell 2500 Index – Total Return (the “Index”) during the 12-month period ended September 30, 2025.Stock selection was the primary driver of relative underperformance. The Fund’s stock selection in the financials and information technology sectors hampered performance relative to the Index during the period. Stock selection in and an overweight positioning allocation to the utilities sector contributed positively to performance relative to the Index.Returns of larger mid-cap stocks outpaced smaller-cap stocks within the Index during the period. Stock selection negatively contributed to performance within the mid-cap (those with a market capitalization ranging from approximately $2.5 billion to $12 billion) and large-cap portions (those with a market capitalization exceeding $12 billion) of the Fund. However, an overweight positioning to larger stocks within the Index’s universe positively impacted the Fund’s performance relative to the Index. Stock selection within the smaller-cap segment of the universe contributed positively to performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fv/TVRFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$133.00	1.31%

Thornburg Small/Mid Cap Core Fund Tailored Shareholder Report	9/30/25 TH6176

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Core Fund Class R3	3.35%	7.66%	8.39%
Russell 2500 Index - Total Return	10.16%	12.09%	10.52%
Russell 3000 Index - Total Return	17.41%	15.74%	14.71%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$484.4M
Number of Holdings	47
Annual Portfolio Turnover	23.05%
Total Advisory Fee	$4.5M

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	8.9
Mid Cap ($2.5-12 B)	52.4
Large Cap (>$12 B)	38.7
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Small/Mid Cap Core Fund Tailored Shareholder Report

Thornburg Small/Mid Cap Core Fund CLASS: R4 TICKER: TVIRX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Small/Mid Cap Core Fund Class R4 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R4 shares underperformed the Russell 2500 Index – Total Return (the “Index”) during the 12-month period ended September 30, 2025.

Stock selection was the primary driver of relative underperformance. The Fund’s stock selection in the financials and information technology sectors hampered performance relative to the Index during the period. Stock selection in and an overweight positioning allocation to the utilities sector contributed positively to performance relative to the Index.

Returns of larger mid-cap stocks outpaced smaller-cap stocks within the Index during the period. Stock selection negatively contributed to performance within the mid-cap (those with a market capitalization ranging from approximately $2.5 billion to $12 billion) and large-cap portions (those with a market capitalization exceeding $12 billion) of the Fund. However, an overweight positioning to larger stocks within the Index’s universe positively impacted the Fund’s performance relative to the Index. Stock selection within the smaller-cap segment of the universe contributed positively to performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fv/TVIRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$123.00	1.21%

Thornburg Small/Mid Cap Core Fund Tailored Shareholder Report	9/30/25 TH6177

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Core Fund Class R4	3.44%	7.77%	8.49%
Russell 2500 Index - Total Return	10.16%	12.09%	10.52%
Russell 3000 Index - Total Return	17.41%	15.74%	14.71%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$484.4M
Number of Holdings	47
Annual Portfolio Turnover	23.05%
Total Advisory Fee	$4.5M

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	8.9
Mid Cap ($2.5-12 B)	52.4
Large Cap (>$12 B)	38.7
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Small/Mid Cap Core Fund Tailored Shareholder Report

Thornburg Small/Mid Cap Core Fund CLASS: R5 TICKER: TVRRX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Small/Mid Cap Core Fund Class R5 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R5 shares underperformed the Russell 2500 Index – Total Return (the “Index”) during the 12-month period ended September 30, 2025.Stock selection was the primary driver of relative underperformance. The Fund’s stock selection in the financials and information technology sectors hampered performance relative to the Index during the period. Stock selection in and an overweight positioning allocation to the utilities sector contributed positively to performance relative to the Index.Returns of larger mid-cap stocks outpaced smaller-cap stocks within the Index during the period. Stock selection negatively contributed to performance within the mid-cap (those with a market capitalization ranging from approximately $2.5 billion to $12 billion) and large-cap portions (those with a market capitalization exceeding $12 billion) of the Fund. However, an overweight positioning to larger stocks within the Index’s universe positively impacted the Fund’s performance relative to the Index. Stock selection within the smaller-cap segment of the universe contributed positively to performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fv/TVRRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$97.00	0.95%

Thornburg Small/Mid Cap Core Fund Tailored Shareholder Report	9/30/25 TH6178

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Core Fund Class R5	3.73%	8.06%	8.78%
Russell 2500 Index - Total Return	10.16%	12.09%	10.52%
Russell 3000 Index - Total Return	17.41%	15.74%	14.71%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$484.4M
Number of Holdings	47
Annual Portfolio Turnover	23.05%
Total Advisory Fee	$4.5M

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	8.9
Mid Cap ($2.5-12 B)	52.4
Large Cap (>$12 B)	38.7
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Small/Mid Cap Growth Fund Tailored Shareholder Report

Thornburg Small/Mid Cap Growth Fund CLASS: A TICKER: THCGX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Small/Mid Cap Growth Fund Class A Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class A shares underperformed the Russell 2500 Growth Index - Total Return (the “Index”) during the 12-month period ended September 30, 2025.The Fund’s stock selection in the industrials and consumer staples sectors had a negative impact on performance relative to the Index during the period. Stock selection and underweight positioning allocations in information technology and energy sectors contributed positively to performance relative to the Index.Returns of mid-cap stocks outpaced small-cap stocks within the Index during the period. Stock selection was the primary detractor from performance relative to the Index within the mid-cap portion (those with a market capitalization ranging from approximately $2.5 billion to $12 billion) of the Fund. However, stock selection from smaller stocks (those with a market capitalization of under approximately $2.5 billion) and an overweighting positioning of larger stocks (those with a market capitalization of over approximately $12 billion) positively impacted the Fund’s performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcg/THCGX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$147.00	1.43%

Thornburg Small/Mid Cap Growth Fund Tailored Shareholder Report	9/30/25 TH6186

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Growth Fund Class A (with sales charge)	0.44%	0.12%	7.39%
Small/Mid Cap Growth Fund Class A (without sales charge)	5.16%	1.05%	7.88%
Russell 2500 Growth Index - Total Return	12.62%	7.76%	10.93%
Russell 3000 Index - Total Return	17.41%	15.74%	14.71%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$219.8M
Number of Holdings	45
Annual Portfolio Turnover	34.06%
Total Advisory Fee	$2.1M

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	5.3
Mid Cap ($2.5-12 B)	55.5
Large Cap (>$12 B)	39.2
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Small/Mid Cap Growth Fund Tailored Shareholder Report

Thornburg Small/Mid Cap Growth Fund CLASS: C TICKER: TCGCX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Small/Mid Cap Growth Fund Class C Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class C shares underperformed the Russell 2500 Growth Index - Total Return (the “Index”) during the 12-month period ended September 30, 2025.The Fund’s stock selection in the industrials and consumer staples sectors had a negative impact on performance relative to the Index during the period. Stock selection and underweight positioning allocations in information technology and energy sectors contributed positively to performance relative to the Index.Returns of mid-cap stocks outpaced small-cap stocks within the Index during the period. Stock selection was the primary detractor from performance relative to the Index within the mid-cap portion (those with a market capitalization ranging from approximately $2.5 billion to $12 billion) of the Fund. However, stock selection from smaller stocks (those with a market capitalization of under approximately $2.5 billion) and an overweighting positioning of larger stocks (those with a market capitalization of over approximately $12 billion) positively impacted the Fund’s performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcg/TCGCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$239.00	2.34%

Thornburg Small/Mid Cap Growth Fund Tailored Shareholder Report	9/30/25 TH6187

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Growth Fund Class C (with sales charge)	3.25%	0.16%	6.99%
Small/Mid Cap Growth Fund Class C (without sales charge)	4.25%	0.16%	6.99%
Russell 2500 Growth Index - Total Return	12.62%	7.76%	10.93%
Russell 3000 Index - Total Return	17.41%	15.74%	14.71%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$219.8M
Number of Holdings	45
Annual Portfolio Turnover	34.06%
Total Advisory Fee	$2.1M

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	5.3
Mid Cap ($2.5-12 B)	55.5
Large Cap (>$12 B)	39.2
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Small/Mid Cap Growth Fund Tailored Shareholder Report

Thornburg Small/Mid Cap Growth Fund CLASS: I TICKER: THIGX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Small/Mid Cap Growth Fund Class I Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class I shares underperformed the Russell 2500 Growth Index - Total Return (the “Index”) during the 12-month period ended September 30, 2025.The Fund’s stock selection in the industrials and consumer staples sectors had a negative impact on performance relative to the Index during the period. Stock selection and underweight positioning allocations in information technology and energy sectors contributed positively to performance relative to the Index.Returns of mid-cap stocks outpaced small-cap stocks within the Index during the period. Stock selection was the primary detractor from performance relative to the Index within the mid-cap portion (those with a market capitalization ranging from approximately $2.5 billion to $12 billion) of the Fund. However, stock selection from smaller stocks (those with a market capitalization of under approximately $2.5 billion) and an overweighting positioning of larger stocks (those with a market capitalization of over approximately $12 billion) positively impacted the Fund’s performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcg/THIGX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$98.00	0.95%

Thornburg Small/Mid Cap Growth Fund Tailored Shareholder Report	9/30/25 TH6188

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Growth Fund Class I	5.70%	1.50%	8.33%
Russell 2500 Growth Index - Total Return	12.62%	7.76%	10.93%
Russell 3000 Index - Total Return	17.41%	15.74%	14.71%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$219.8M
Number of Holdings	45
Annual Portfolio Turnover	34.06%
Total Advisory Fee	$2.1M

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	5.3
Mid Cap ($2.5-12 B)	55.5
Large Cap (>$12 B)	39.2
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Small/Mid Cap Growth Fund Tailored Shareholder Report

Thornburg Small/Mid Cap Growth Fund CLASS: R3 TICKER: THCRX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Small/Mid Cap Growth Fund Class R3 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R3 shares underperformed the Russell 2500 Growth Index - Total Return (the “Index”) during the 12-month period ended September 30, 2025.The Fund’s stock selection in the industrials and consumer staples sectors had a negative impact on performance relative to the Index during the period. Stock selection and underweight positioning allocations in information technology and energy sectors contributed positively to performance relative to the Index.Returns of mid-cap stocks outpaced small-cap stocks within the Index during the period. Stock selection was the primary detractor from performance relative to the Index within the mid-cap portion (those with a market capitalization ranging from approximately $2.5 billion to $12 billion) of the Fund. However, stock selection from smaller stocks (those with a market capitalization of under approximately $2.5 billion) and an overweighting positioning of larger stocks (those with a market capitalization of over approximately $12 billion) positively impacted the Fund’s performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcg/THCRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$150.00	1.46%

Thornburg Small/Mid Cap Growth Fund Tailored Shareholder Report	9/30/25 TH6189

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Growth Fund Class R3	5.17%	0.98%	7.78%
Russell 2500 Growth Index - Total Return	12.62%	7.76%	10.93%
Russell 3000 Index - Total Return	17.41%	15.74%	14.71%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$219.8M
Number of Holdings	45
Annual Portfolio Turnover	34.06%
Total Advisory Fee	$2.1M

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	5.3
Mid Cap ($2.5-12 B)	55.5
Large Cap (>$12 B)	39.2
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Small/Mid Cap Growth Fund Tailored Shareholder Report

Thornburg Small/Mid Cap Growth Fund CLASS: R4 TICKER: TCGRX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Small/Mid Cap Growth Fund Class R4 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R4 shares underperformed the Russell 2500 Growth Index - Total Return (the “Index”) during the 12-month period ended September 30, 2025.The Fund’s stock selection in the industrials and consumer staples sectors had a negative impact on performance relative to the Index during the period. Stock selection and underweight positioning allocations in information technology and energy sectors contributed positively to performance relative to the Index.Returns of mid-cap stocks outpaced small-cap stocks within the Index during the period. Stock selection was the primary detractor from performance relative to the Index within the mid-cap portion (those with a market capitalization ranging from approximately $2.5 billion to $12 billion) of the Fund. However, stock selection from smaller stocks (those with a market capitalization of under approximately $2.5 billion) and an overweighting positioning of larger stocks (those with a market capitalization of over approximately $12 billion) positively impacted the Fund’s performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcg/TCGRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$140.00	1.36%

Thornburg Small/Mid Cap Growth Fund Tailored Shareholder Report	9/30/25 TH6190

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Growth Fund Class R4	5.27%	1.08%	7.89%
Russell 2500 Growth Index - Total Return	12.62%	7.76%	10.93%
Russell 3000 Index - Total Return	17.41%	15.74%	14.71%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$219.8M
Number of Holdings	45
Annual Portfolio Turnover	34.06%
Total Advisory Fee	$2.1M

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	5.3
Mid Cap ($2.5-12 B)	55.5
Large Cap (>$12 B)	39.2
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Small/Mid Cap Growth Fund Tailored Shareholder Report

Thornburg Small/Mid Cap Growth Fund CLASS: R5 TICKER: THGRX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Small/Mid Cap Growth Fund Class R5 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R5 shares underperformed the Russell 2500 Growth Index - Total Return (the “Index”) during the 12-month period ended September 30, 2025.The Fund’s stock selection in the industrials and consumer staples sectors had a negative impact on performance relative to the Index during the period. Stock selection and underweight positioning allocations in information technology and energy sectors contributed positively to performance relative to the Index.Returns of mid-cap stocks outpaced small-cap stocks within the Index during the period. Stock selection was the primary detractor from performance relative to the Index within the mid-cap portion (those with a market capitalization ranging from approximately $2.5 billion to $12 billion) of the Fund. However, stock selection from smaller stocks (those with a market capitalization of under approximately $2.5 billion) and an overweighting positioning of larger stocks (those with a market capitalization of over approximately $12 billion) positively impacted the Fund’s performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcg/THGRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$98.00	0.95%

Thornburg Small/Mid Cap Growth Fund Tailored Shareholder Report	9/30/25 TH6191

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Growth Fund Class R5	5.68%	1.49%	8.33%
Russell 2500 Growth Index - Total Return	12.62%	7.76%	10.93%
Russell 3000 Index - Total Return	17.41%	15.74%	14.71%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$219.8M
Number of Holdings	45
Annual Portfolio Turnover	34.06%
Total Advisory Fee	$2.1M

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	5.3
Mid Cap ($2.5-12 B)	55.5
Large Cap (>$12 B)	39.2
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Investment Income Builder Fund Tailored Shareholder Report

Thornburg Investment Income Builder Fund CLASS: A TICKER: TIBAX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Investment Income Builder Fund Class A Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class A shares outperformed the benchmark composed of 25% Bloomberg U.S. Aggregate Bond Total Return Index Value USD and 75% MSCI World Net Total Return USD Index (the “Blended Index”) during the 12-month period ended September 30, 2025.During the period, major world events included the ongoing Russian/Ukraine conflict, moderating inflation figures in the U.S., Mideast tensions, and significant government policy changes in the U.S. and elsewhere that are altering global trade and financial flows. Most equity indices worldwide delivered positive returns over the period.A general overweight positioning to equity securities and underweight positioning to fixed income securities boosted the Fund’s performance relative to the Blended Index. Within equities, the Fund’s focus on higher-dividend-paying markets abroad aided the Fund’s outperformance versus the MSCI World Net Total Return USD Index. Security selection within the communication services and financials sectors, along with an overweight positioning in Europe, also boosted performance relative to the Blended Index.The Fund’s selection effect within fixed income, especially within corporate bonds and securitized segments, contributed positively to performance relative to the Blended Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fib/TIBAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

The Blended Index is composed of 25% Bloomberg U.S. Aggregate Bond Total Return Index Value USD and 75% MSCI World Net Total Return USD Index, rebalanced monthly.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$126.00	1.12%

Thornburg Investment Income Builder Fund Tailored Shareholder Report	9/30/25 TH6159

Annual Performance	1 Year	5 Year	10 Year
Investment Income Builder Fund Class A (with sales charge)	20.03%	15.80%	9.74%
Investment Income Builder Fund Class A (without sales charge)	25.70%	16.87%	10.25%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%	-0.45%	1.84%
MSCI World Net Total Return USD Index	17.25%	14.41%	12.43%
Thornburg Investment Income Builder Fund’s Blended Index	13.59%	10.67%	9.88%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$17,737.9M
Number of Holdings	329
Annual Portfolio Turnover	27.78%
Total Advisory Fee	$103.8M

What did the Fund invest in?

(as of September 30, 2025)

Portfolio Composition	(%)
Foreign Equity	56.8
Domestic Equity	22.9
Domestic Other Bonds	3.1
Domestic Corporate Bonds	2.8
Foreign Bonds	1.9
Other Assets Less Liabilities	12.5
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Investment Income Builder Fund Tailored Shareholder Report

Thornburg Investment Income Builder Fund CLASS: C TICKER: TIBCX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Investment Income Builder Fund Class C Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class C shares outperformed the benchmark composed of 25% Bloomberg U.S. Aggregate Bond Total Return Index Value USD and 75% MSCI World Net Total Return USD Index (the “Blended Index”) during the 12-month period ended September 30, 2025.During the period, major world events included the ongoing Russian/Ukraine conflict, moderating inflation figures in the U.S., Mideast tensions, and significant government policy changes in the U.S. and elsewhere that are altering global trade and financial flows. Most equity indices worldwide delivered positive returns over the period.A general overweight positioning to equity securities and underweight positioning to fixed income securities boosted the Fund’s performance relative to the Blended Index. Within equities, the Fund’s focus on higher-dividend-paying markets abroad aided the Fund’s outperformance versus the MSCI World Net Total Return USD Index. Security selection within the communication services and financials sectors, along with an overweight positioning in Europe, also boosted performance relative to the Blended Index.The Fund’s selection effect within fixed income, especially within corporate bonds and securitized segments, contributed positively to performance relative to the Blended Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fib/TIBCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

The Blended Index is composed of 25% Bloomberg U.S. Aggregate Bond Total Return Index Value USD and 75% MSCI World Net Total Return USD Index, rebalanced monthly.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$210.00	1.87%

Thornburg Investment Income Builder Fund Tailored Shareholder Report	9/30/25 TH6160

Annual Performance	1 Year	5 Year	10 Year
Investment Income Builder Fund Class C (with sales charge)	23.84%	16.01%	9.44%
Investment Income Builder Fund Class C (without sales charge)	24.84%	16.01%	9.44%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%	-0.45%	1.84%
MSCI World Net Total Return USD Index	17.25%	14.41%	12.43%
Thornburg Investment Income Builder Fund’s Blended Index	13.59%	10.67%	9.88%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$17,737.9M
Number of Holdings	329
Annual Portfolio Turnover	27.78%
Total Advisory Fee	$103.8M

What did the Fund invest in?

(as of September 30, 2025)

Portfolio Composition	(%)
Foreign Equity	56.8
Domestic Equity	22.9
Domestic Other Bonds	3.1
Domestic Corporate Bonds	2.8
Foreign Bonds	1.9
Other Assets Less Liabilities	12.5
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Investment Income Builder Fund Tailored Shareholder Report

Thornburg Investment Income Builder Fund CLASS: I TICKER: TIBIX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Investment Income Builder Fund Class I Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class I shares outperformed the benchmark composed of 25% Bloomberg U.S. Aggregate Bond Total Return Index Value USD and 75% MSCI World Net Total Return USD Index (the “Blended Index”) during the 12-month period ended September 30, 2025.During the period, major world events included the ongoing Russian/Ukraine conflict, moderating inflation figures in the U.S., Mideast tensions, and significant government policy changes in the U.S. and elsewhere that are altering global trade and financial flows. Most equity indices worldwide delivered positive returns over the period.A general overweight positioning to equity securities and underweight positioning to fixed income securities boosted the Fund’s performance relative to the Blended Index. Within equities, the Fund’s focus on higher-dividend-paying markets abroad aided the Fund’s outperformance versus the MSCI World Net Total Return USD Index. Security selection within the communication services and financials sectors, along with an overweight positioning in Europe, also boosted performance relative to the Blended Index.The Fund’s selection effect within fixed income, especially within corporate bonds and securitized segments, contributed positively to performance relative to the Blended Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fib/TIBIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

The Blended Index is composed of 25% Bloomberg U.S. Aggregate Bond Total Return Index Value USD and 75% MSCI World Net Total Return USD Index, rebalanced monthly.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$100.00	0.88%

Thornburg Investment Income Builder Fund Tailored Shareholder Report	9/30/25 TH6161

Annual Performance	1 Year	5 Year	10 Year
Investment Income Builder Fund Class I	25.98%	17.14%	10.53%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%	-0.45%	1.84%
MSCI World Net Total Return USD Index	17.25%	14.41%	12.43%
Thornburg Investment Income Builder Fund’s Blended Index	13.59%	10.67%	9.88%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$17,737.9M
Number of Holdings	329
Annual Portfolio Turnover	27.78%
Total Advisory Fee	$103.8M

What did the Fund invest in?

(as of September 30, 2025)

Portfolio Composition	(%)
Foreign Equity	56.8
Domestic Equity	22.9
Domestic Other Bonds	3.1
Domestic Corporate Bonds	2.8
Foreign Bonds	1.9
Other Assets Less Liabilities	12.5
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Investment Income Builder Fund Tailored Shareholder Report

Thornburg Investment Income Builder Fund CLASS: R3 TICKER: TIBRX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Investment Income Builder Fund Class R3 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R3 shares outperformed the benchmark composed of 25% Bloomberg U.S. Aggregate Bond Total Return Index Value USD and 75% MSCI World Net Total Return USD Index (the “Blended Index”) during the 12-month period ended September 30, 2025.During the period, major world events included the ongoing Russian/Ukraine conflict, moderating inflation figures in the U.S., Mideast tensions, and significant government policy changes in the U.S. and elsewhere that are altering global trade and financial flows. Most equity indices worldwide delivered positive returns over the period.A general overweight positioning to equity securities and underweight positioning to fixed income securities boosted the Fund’s performance relative to the Blended Index. Within equities, the Fund’s focus on higher-dividend-paying markets abroad aided the Fund’s outperformance versus the MSCI World Net Total Return USD Index. Security selection within the communication services and financials sectors, along with an overweight positioning in Europe, also boosted performance relative to the Blended Index.The Fund’s selection effect within fixed income, especially within corporate bonds and securitized segments, contributed positively to performance relative to the Blended Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fib/TIBRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

The Blended Index is composed of 25% Bloomberg U.S. Aggregate Bond Total Return Index Value USD and 75% MSCI World Net Total Return USD Index, rebalanced monthly.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$169.00	1.50%

Thornburg Investment Income Builder Fund Tailored Shareholder Report	9/30/25 TH6162

Annual Performance	1 Year	5 Year	10 Year
Investment Income Builder Fund Class R3	25.26%	16.44%	9.86%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%	-0.45%	1.84%
MSCI World Net Total Return USD Index	17.25%	14.41%	12.43%
Thornburg Investment Income Builder Fund’s Blended Index	13.59%	10.67%	9.88%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$17,737.9M
Number of Holdings	329
Annual Portfolio Turnover	27.78%
Total Advisory Fee	$103.8M

What did the Fund invest in?

(as of September 30, 2025)

Portfolio Composition	(%)
Foreign Equity	56.8
Domestic Equity	22.9
Domestic Other Bonds	3.1
Domestic Corporate Bonds	2.8
Foreign Bonds	1.9
Other Assets Less Liabilities	12.5
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Investment Income Builder Fund Tailored Shareholder Report

Thornburg Investment Income Builder Fund CLASS: R4 TICKER: TIBGX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Investment Income Builder Fund Class R4 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R4 shares outperformed the benchmark composed of 25% Bloomberg U.S. Aggregate Bond Total Return Index Value USD and 75% MSCI World Net Total Return USD Index (the “Blended Index”) during the 12-month period ended September 30, 2025.During the period, major world events included the ongoing Russian/Ukraine conflict, moderating inflation figures in the U.S., Mideast tensions, and significant government policy changes in the U.S. and elsewhere that are altering global trade and financial flows. Most equity indices worldwide delivered positive returns over the period.A general overweight positioning to equity securities and underweight positioning to fixed income securities boosted the Fund’s performance relative to the Blended Index. Within equities, the Fund’s focus on higher-dividend-paying markets abroad aided the Fund’s outperformance versus the MSCI World Net Total Return USD Index. Security selection within the communication services and financials sectors, along with an overweight positioning in Europe, also boosted performance relative to the Blended Index.The Fund’s selection effect within fixed income, especially within corporate bonds and securitized segments, contributed positively to performance relative to the Blended Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fib/TIBGX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

The Blended Index is composed of 25% Bloomberg U.S. Aggregate Bond Total Return Index Value USD and 75% MSCI World Net Total Return USD Index, rebalanced monthly.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$156.00	1.39%

Thornburg Investment Income Builder Fund Tailored Shareholder Report	9/30/25 TH6163

Annual Performance	1 Year	5 Year	10 Year
Investment Income Builder Fund Class R4	25.39%	16.56%	9.97%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%	-0.45%	1.84%
MSCI World Net Total Return USD Index	17.25%	14.41%	12.43%
Thornburg Investment Income Builder Fund’s Blended Index	13.59%	10.67%	9.88%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$17,737.9M
Number of Holdings	329
Annual Portfolio Turnover	27.78%
Total Advisory Fee	$103.8M

What did the Fund invest in?

(as of September 30, 2025)

Portfolio Composition	(%)
Foreign Equity	56.8
Domestic Equity	22.9
Domestic Other Bonds	3.1
Domestic Corporate Bonds	2.8
Foreign Bonds	1.9
Other Assets Less Liabilities	12.5
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Investment Income Builder Fund Tailored Shareholder Report

Thornburg Investment Income Builder Fund CLASS: R5 TICKER: TIBMX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Investment Income Builder Fund Class R5 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R5 shares outperformed the benchmark composed of 25% Bloomberg U.S. Aggregate Bond Total Return Index Value USD and 75% MSCI World Net Total Return USD Index (the “Blended Index”) during the 12-month period ended September 30, 2025.During the period, major world events included the ongoing Russian/Ukraine conflict, moderating inflation figures in the U.S., Mideast tensions, and significant government policy changes in the U.S. and elsewhere that are altering global trade and financial flows. Most equity indices worldwide delivered positive returns over the period.A general overweight positioning to equity securities and underweight positioning to fixed income securities boosted the Fund’s performance relative to the Blended Index. Within equities, the Fund’s focus on higher-dividend-paying markets abroad aided the Fund’s outperformance versus the MSCI World Net Total Return USD Index. Security selection within the communication services and financials sectors, along with an overweight positioning in Europe, also boosted performance relative to the Blended Index.The Fund’s selection effect within fixed income, especially within corporate bonds and securitized segments, contributed positively to performance relative to the Blended Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fib/TIBMX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

The Blended Index is composed of 25% Bloomberg U.S. Aggregate Bond Total Return Index Value USD and 75% MSCI World Net Total Return USD Index, rebalanced monthly.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$112.00	0.99%

Thornburg Investment Income Builder Fund Tailored Shareholder Report	9/30/25 TH6164

Annual Performance	1 Year	5 Year	10 Year
Investment Income Builder Fund Class R5	25.86%	17.02%	10.41%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%	-0.45%	1.84%
MSCI World Net Total Return USD Index	17.25%	14.41%	12.43%
Thornburg Investment Income Builder Fund’s Blended Index	13.59%	10.67%	9.88%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$17,737.9M
Number of Holdings	329
Annual Portfolio Turnover	27.78%
Total Advisory Fee	$103.8M

What did the Fund invest in?

(as of September 30, 2025)

Portfolio Composition	(%)
Foreign Equity	56.8
Domestic Equity	22.9
Domestic Other Bonds	3.1
Domestic Corporate Bonds	2.8
Foreign Bonds	1.9
Other Assets Less Liabilities	12.5
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Investment Income Builder Fund Tailored Shareholder Report

Thornburg Investment Income Builder Fund CLASS: R6 TICKER: TIBOX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Investment Income Builder Fund Class R6 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R6 shares outperformed the benchmark composed of 25% Bloomberg U.S. Aggregate Bond Total Return Index Value USD and 75% MSCI World Net Total Return USD Index (the “Blended Index”) during the 12-month period ended September 30, 2025.During the period, major world events included the ongoing Russian/Ukraine conflict, moderating inflation figures in the U.S., Mideast tensions, and significant government policy changes in the U.S. and elsewhere that are altering global trade and financial flows. Most equity indices worldwide delivered positive returns over the period.A general overweight positioning to equity securities and underweight positioning to fixed income securities boosted the Fund’s performance relative to the Blended Index. Within equities, the Fund’s focus on higher-dividend-paying markets abroad aided the Fund’s outperformance versus the MSCI World Net Total Return USD Index. Security selection within the communication services and financials sectors, along with an overweight positioning in Europe, also boosted performance relative to the Blended Index.The Fund’s selection effect within fixed income, especially within corporate bonds and securitized segments, contributed positively to performance relative to the Blended Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fib/TIBOX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

The Blended Index is composed of 25% Bloomberg U.S. Aggregate Bond Total Return Index Value USD and 75% MSCI World Net Total Return USD Index, rebalanced monthly.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$90.00	0.80%

Thornburg Investment Income Builder Fund Tailored Shareholder Report	9/30/25 TH6165

Annual Performance	1 Year	5 Year
Investment Income Builder Fund Class R6	26.06%	17.24%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%	-0.45%
MSCI World Net Total Return USD Index	17.25%	14.41%
Thornburg Investment Income Builder Fund’s Blended Index	13.59%	10.67%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$17,737.9M
Number of Holdings	329
Annual Portfolio Turnover	27.78%
Total Advisory Fee	$103.8M

What did the Fund invest in?

(as of September 30, 2025)

Portfolio Composition	(%)
Foreign Equity	56.8
Domestic Equity	22.9
Domestic Other Bonds	3.1
Domestic Corporate Bonds	2.8
Foreign Bonds	1.9
Other Assets Less Liabilities	12.5
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Summit Fund Tailored Shareholder Report

Thornburg Summit Fund CLASS: A TICKER: TSAMX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Summit Fund Class A Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class A shares outperformed the benchmark composed of 60% MSCI All Country World Index and 40% Bloomberg Global Aggregate Bond Index (the “Blended Index”) during the 12-month period ended September 30, 2025.

The Fund’s security selection within equity securities contributed positively to performance relative to the Blended Index.

Within the Fund’s equity holdings, selection effect from communication services, information technology, and financials sectors contributed positively to performance relative to the Blended Index. Security selection within energy and health care sectors hampered results relative to the Blended Index.

The Fund’s selection effect within fixed income securities, especially within corporate bonds and securitized segments, contributed positively to performance relative to the Blended Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fs/TSAMX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

The Blended Index is composed of 60% MSCI All Country World Index and 40% Bloomberg Global Aggregate Bond Index, rebalanced monthly.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100.00	0.94%

Thornburg Summit Fund Tailored Shareholder Report	9/30/25 TH6214

Annual Performance	1 Year
Summit Fund Class A (with sales charge)	8.62%
Summit Fund Class A (without sales charge)	13.70%
Bloomberg Global-Aggregate Total Return Index Value Unhedged USD	2.40%
MSCI All Country World Net Total Return USD Index	17.27%
Thornburg Summit Fund’s Blended Index	11.22%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$96.4M
Number of Holdings	181
Annual Portfolio Turnover	32.68%
Total Advisory Fee	$0.4M

What did the Fund invest in?

(as of September 30, 2025)

Portfolio Composition	(%)
Domestic Equity	34.0
Foreign Equity	30.1
Domestic Other Bonds	24.2
Foreign Bonds	4.8
Domestic Corporate Bonds	4.3
Other Assets Less Liabilities	2.6
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Summit Fund Tailored Shareholder Report

Thornburg Summit Fund CLASS: I TICKER: TSUMX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Summit Fund Class I Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class I shares outperformed the benchmark composed of 60% MSCI All Country World Index and 40% Bloomberg Global Aggregate Bond Index (the “Blended Index”) during the 12-month period ended September 30, 2025.

The Fund’s security selection within equity securities contributed positively to performance relative to the Blended Index.

Within the Fund’s equity holdings, selection effect from communication services, information technology, and financials sectors contributed positively to performance relative to the Blended Index. Security selection within energy and health care sectors hampered results relative to the Blended Index.

The Fund’s selection effect within fixed income securities, especially within corporate bonds and securitized segments, contributed positively to performance relative to the Blended Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fs/TSUMX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

The Blended Index is composed of 60% MSCI All Country World Index and 40% Bloomberg Global Aggregate Bond Index, rebalanced monthly.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$74.00	0.69%

Thornburg Summit Fund Tailored Shareholder Report	9/30/25 TH6215

Annual Performance	1 Year	5 Year
Summit Fund Class I	13.97%	11.13%
Bloomberg Global-Aggregate Total Return Index Value Unhedged USD	2.40%	-1.56%
MSCI All Country World Net Total Return USD Index	17.27%	13.54%
Thornburg Summit Fund’s Blended Index	11.22%	7.41%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$96.4M
Number of Holdings	181
Annual Portfolio Turnover	32.68%
Total Advisory Fee	$0.4M

What did the Fund invest in?

(as of September 30, 2025)

Portfolio Composition	(%)
Domestic Equity	34.0
Foreign Equity	30.1
Domestic Other Bonds	24.2
Foreign Bonds	4.8
Domestic Corporate Bonds	4.3
Other Assets Less Liabilities	2.6
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Ultra Short Income Fund Tailored Shareholder Report

Thornburg Ultra Short Income Fund CLASS: A TICKER: TLDAX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Ultra Short Income Fund Class A Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class A shares outperformed the Bloomberg U.S. Aggregate Total Return Value Index USD (the “Index”) during the 12-month period ended September 30, 2025.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower as long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period. However, the Fund’s outperformance relative to the Index during the period was driven by its shorter duration and its focus on opportunistic higher yielding sectors.The Fund’s performance relative to the Index benefitted from tactical positioning in yield curve segments and security selection, and the Fund’s relative performance was positively influenced by its short duration bias versus the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fldi/TLDAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51.00	0.50%

Thornburg Ultra Short Income Fund Tailored Shareholder Report	9/30/25 TH6155

Annual Performance	1 Year	5 Year	10 Year
Ultra Short Income Fund Class A (with sales charge)	2.37%	2.53%	2.39%
Ultra Short Income Fund Class A (without sales charge)	4.71%	3.00%	2.55%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%	-0.45%	1.84%
ICE BofA U.S. Treasury Bill Index	4.45%	2.99%	2.10%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$267.7M
Number of Holdings	306
Annual Portfolio Turnover	58.28%
Total Advisory Fee	$0.6M

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
U.S. Government	5.0
AAA	19.0
AA	10.2
A	16.3
BBB	28.7
NR	3.7
Below Invest. Grade	4.3
Cash Equivalents & Other	12.8
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Ultra Short Income Fund Tailored Shareholder Report

Thornburg Ultra Short Income Fund CLASS: I TICKER: TLDIX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Ultra Short Income Fund Class I Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class I shares outperformed the Bloomberg U.S. Aggregate Total Return Value Index USD (the “Index”) during the 12-month period ended September 30, 2025.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower as long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period. However, the Fund’s outperformance relative to the Index during the period was driven by its shorter duration and its focus on opportunistic higher yielding sectors.The Fund’s performance relative to the Index benefitted from tactical positioning in yield curve segments and security selection, and the Fund’s relative performance was positively influenced by its short duration bias versus the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fldi/TLDIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31.00	0.30%

Thornburg Ultra Short Income Fund Tailored Shareholder Report	9/30/25 TH6156

Annual Performance	1 Year	5 Year	10 Year
Ultra Short Income Fund Class I	4.92%	3.21%	2.75%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%	-0.45%	1.84%
ICE BofA U.S. Treasury Bill Index	4.45%	2.99%	2.10%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$267.7M
Number of Holdings	306
Annual Portfolio Turnover	58.28%
Total Advisory Fee	$0.6M

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
U.S. Government	5.0
AAA	19.0
AA	10.2
A	16.3
BBB	28.7
NR	3.7
Below Invest. Grade	4.3
Cash Equivalents & Other	12.8
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Limited Term U.S. Government Fund Tailored Shareholder Report

Thornburg Limited Term U.S. Government Fund CLASS: A TICKER: LTUSX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Limited Term U.S. Government Fund Class A Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class A shares outperformed the Bloomberg U.S. Aggregate Total Return Value Index USD (the “Index”) during the 12-month period ended September 30, 2025.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower as long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period. However, the Fund’s outperformance relative to the Index during the period was driven by its shorter duration and its focus on opportunistic higher yielding sectors.The Fund’s performance relative to the Index benefitted from tactical positioning in yield curve segments and security selection, and the Fund’s relative performance was positively influenced by its short duration bias versus the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgov/LTUSX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$101.00	0.99%

Thornburg Limited Term U.S. Government Fund Tailored Shareholder Report	9/30/25 TH6130

Annual Performance	1 Year	5 Year	10 Year
Limited Term U.S. Government Fund Class A (with sales charge)	0.83%	-0.21%	0.86%
Limited Term U.S. Government Fund Class A (without sales charge)	3.14%	0.25%	1.01%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%	-0.45%	1.84%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged	3.51%	0.36%	1.55%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$95.4M
Number of Holdings	140
Annual Portfolio Turnover	22.17%
Total Advisory Fee	$0.4M

What did the Fund invest in?

(as of September 30, 2025)

Types of Holdings	(%)
U.S. Treasury Securities	14.8
U.S. Government Agencies	7.4
Mortgage Backed	67.1
Corporate Bonds	2.8
Cash Equivalents & Other	7.9
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Limited Term U.S. Government Fund Tailored Shareholder Report

Thornburg Limited Term U.S. Government Fund CLASS: C TICKER: LTUCX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Limited Term U.S. Government Fund Class C Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class C shares performed in line with the Bloomberg U.S. Aggregate Total Return Value Index USD (the “Index”) during the 12-month period ended September 30, 2025.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower as long end rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period. The Fund’s performance relative to the Index during the period was driven by its shorter duration and its focus on opportunistic higher yielding sectors.The Fund’s performance relative to the Index benefitted from tactical positioning in yield curve segments and security selection, and the Fund’s relative performance was positively influenced by its short duration bias versus the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgov/LTUCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$126.00	1.24%

Thornburg Limited Term U.S. Government Fund Tailored Shareholder Report	9/30/25 TH6131

Annual Performance	1 Year	5 Year	10 Year
Limited Term U.S. Government Fund Class C (with sales charge)	2.38%	-0.05%	0.70%
Limited Term U.S. Government Fund Class C (without sales charge)	2.88%	-0.05%	0.70%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%	-0.45%	1.84%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged	3.51%	0.36%	1.55%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$95.4M
Number of Holdings	140
Annual Portfolio Turnover	22.17%
Total Advisory Fee	$0.4M

What did the Fund invest in?

(as of September 30, 2025)

Types of Holdings	(%)
U.S. Treasury Securities	14.8
U.S. Government Agencies	7.4
Mortgage Backed	67.1
Corporate Bonds	2.8
Cash Equivalents & Other	7.9
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Limited Term U.S. Government Fund Tailored Shareholder Report

Thornburg Limited Term U.S. Government Fund CLASS: C2 TICKER: LTUQX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Limited Term U.S. Government Fund Class C2 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class C2 shares performed in line with the Bloomberg U.S. Aggregate Total Return Value Index USD (the “Index”) during the 12-month period ended September 30, 2025.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower as long end rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period. The Fund’s performance relative to the Index during the period was driven by its shorter duration and its focus on opportunistic higher yielding sectors.The Fund’s performance relative to the Index benefitted from tactical positioning in yield curve segments and security selection, and the Fund’s relative performance was positively influenced by its short duration bias versus the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C2	$126.00	1.24%

Thornburg Limited Term U.S. Government Fund Tailored Shareholder Report	9/30/25 TH6136

Annual Performance	1 Year	5 Year
Limited Term U.S. Government Fund Class C2 (with sales charge)	2.23%	-0.03%
Limited Term U.S. Government Fund Class C2 (without sales charge)	2.88%	-0.03%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%	-0.45%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged	3.51%	0.36%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$95.4M
Number of Holdings	140
Annual Portfolio Turnover	22.17%
Total Advisory Fee	$0.4M

What did the Fund invest in?

(as of September 30, 2025)

Types of Holdings	(%)
U.S. Treasury Securities	14.8
U.S. Government Agencies	7.4
Mortgage Backed	67.1
Corporate Bonds	2.8
Cash Equivalents & Other	7.9
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Limited Term U.S. Government Fund Tailored Shareholder Report

Thornburg Limited Term U.S. Government Fund CLASS: I TICKER: LTUIX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Limited Term U.S. Government Fund Class I Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class I shares outperformed the Bloomberg U.S. Aggregate Total Return Value Index USD (the “Index”) during the 12-month period ended September 30, 2025.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower as long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period. However, the Fund’s outperformance relative to the Index during the period was driven by its shorter duration and its focus on opportunistic higher yielding sectors.The Fund’s performance relative to the Index benefitted from tactical positioning in yield curve segments and security selection, and the Fund’s relative performance was positively influenced by its short duration bias versus the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgov/LTUIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$68.00	0.67%

Thornburg Limited Term U.S. Government Fund Tailored Shareholder Report	9/30/25 TH6132

Annual Performance	1 Year	5 Year	10 Year
Limited Term U.S. Government Fund Class I	3.47%	0.55%	1.31%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%	-0.45%	1.84%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged	3.51%	0.36%	1.55%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$95.4M
Number of Holdings	140
Annual Portfolio Turnover	22.17%
Total Advisory Fee	$0.4M

What did the Fund invest in?

(as of September 30, 2025)

Types of Holdings	(%)
U.S. Treasury Securities	14.8
U.S. Government Agencies	7.4
Mortgage Backed	67.1
Corporate Bonds	2.8
Cash Equivalents & Other	7.9
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Limited Term U.S. Government Fund Tailored Shareholder Report

Thornburg Limited Term U.S. Government Fund CLASS: R3 TICKER: LTURX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Limited Term U.S. Government Fund Class R3 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R3 shares outperformed the Bloomberg U.S. Aggregate Total Return Value Index USD (the “Index”) during the 12-month period ended September 30, 2025.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower as long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period. However, the Fund’s outperformance relative to the Index during the period was driven by its shorter duration and its focus on opportunistic higher yielding sectors.The Fund’s performance relative to the Index benefitted from tactical positioning in yield curve segments and security selection, and the Fund’s relative performance was positively influenced by its short duration bias versus the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgov/LTURX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$101.00	0.99%

Thornburg Limited Term U.S. Government Fund Tailored Shareholder Report	9/30/25 TH6133

Annual Performance	1 Year	5 Year	10 Year
Limited Term U.S. Government Fund Class R3	3.14%	0.21%	0.95%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%	-0.45%	1.84%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged	3.51%	0.36%	1.55%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$95.4M
Number of Holdings	140
Annual Portfolio Turnover	22.17%
Total Advisory Fee	$0.4M

What did the Fund invest in?

(as of September 30, 2025)

Types of Holdings	(%)
U.S. Treasury Securities	14.8
U.S. Government Agencies	7.4
Mortgage Backed	67.1
Corporate Bonds	2.8
Cash Equivalents & Other	7.9
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Limited Term U.S. Government Fund Tailored Shareholder Report

Thornburg Limited Term U.S. Government Fund CLASS: R4 TICKER: LTUGX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Limited Term U.S. Government Fund Class R4 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R4 shares outperformed the Bloomberg U.S. Aggregate Total Return Value Index USD (the “Index”) during the 12-month period ended September 30, 2025.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower as long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period. However, the Fund’s outperformance relative to the Index during the period was driven by its shorter duration and its focus on opportunistic higher yielding sectors.The Fund’s performance relative to the Index benefitted from tactical positioning in yield curve segments and security selection, and the Fund’s relative performance was positively influenced by its short duration bias versus the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgov/LTUGX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$101.00	0.99%

Thornburg Limited Term U.S. Government Fund Tailored Shareholder Report	9/30/25 TH6134

Annual Performance	1 Year	5 Year	10 Year
Limited Term U.S. Government Fund Class R4	3.14%	0.20%	0.93%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%	-0.45%	1.84%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged	3.51%	0.36%	1.55%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$95.4M
Number of Holdings	140
Annual Portfolio Turnover	22.17%
Total Advisory Fee	$0.4M

What did the Fund invest in?

(as of September 30, 2025)

Types of Holdings	(%)
U.S. Treasury Securities	14.8
U.S. Government Agencies	7.4
Mortgage Backed	67.1
Corporate Bonds	2.8
Cash Equivalents & Other	7.9
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Limited Term U.S. Government Fund Tailored Shareholder Report

Thornburg Limited Term U.S. Government Fund CLASS: R5 TICKER: LTGRX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Limited Term U.S. Government Fund Class R5 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R5 shares outperformed the Bloomberg U.S. Aggregate Total Return Value Index USD (the “Index”) during the 12-month period ended September 30, 2025.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower as long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period. However, the Fund’s outperformance relative to the Index during the period was driven by its shorter duration and its focus on opportunistic higher yielding sectors.The Fund’s performance relative to the Index benefitted from tactical positioning in yield curve segments and security selection, and the Fund’s relative performance was positively influenced by its short duration bias versus the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgov/LTGRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$68.00	0.67%

Thornburg Limited Term U.S. Government Fund Tailored Shareholder Report	9/30/25 TH6135

Annual Performance	1 Year	5 Year	10 Year
Limited Term U.S. Government Fund Class R5	3.39%	0.51%	1.27%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%	-0.45%	1.84%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged	3.51%	0.36%	1.55%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$95.4M
Number of Holdings	140
Annual Portfolio Turnover	22.17%
Total Advisory Fee	$0.4M

What did the Fund invest in?

(as of September 30, 2025)

Types of Holdings	(%)
U.S. Treasury Securities	14.8
U.S. Government Agencies	7.4
Mortgage Backed	67.1
Corporate Bonds	2.8
Cash Equivalents & Other	7.9
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Limited Term Income Fund Tailored Shareholder Report

Thornburg Limited Term Income Fund CLASS: A TICKER: THIFX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Limited Term Income Fund Class A Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class A shares outperformed the Bloomberg U.S. Aggregate Total Return Value Index USD (the “Index”) during the 12-month period ended September 30, 2025.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower as long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period. However, the Fund’s outperformance relative to the Index during the period was driven by its shorter duration and its focus on opportunistic higher yielding sectors.The Fund’s performance relative to the Index benefitted from tactical positioning in yield curve segments and security selection, and the Fund’s relative performance was positively influenced by its short duration bias versus the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fli/THIFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79.00	0.77%

Thornburg Limited Term Income Fund Tailored Shareholder Report	9/30/25 TH6147

Annual Performance	1 Year	5 Year	10 Year
Limited Term Income Fund Class A (with sales charge)	2.11%	1.14%	2.39%
Limited Term Income Fund Class A (without sales charge)	4.44%	1.61%	2.54%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged	4.01%	0.81%	2.10%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%	-0.45%	1.84%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$6,108.4M
Number of Holdings	731
Annual Portfolio Turnover	32.96%
Total Advisory Fee	$20.1M

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
U.S. Government	28.0
AAA	20.3
AA	7.5
A	15.9
BBB	22.1
NR	0.7
Below Invest. Grade	0.2
Cash Equivalents & Other	5.3
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Limited Term Income Fund Tailored Shareholder Report

Thornburg Limited Term Income Fund CLASS: C TICKER: THICX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Limited Term Income Fund Class C Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class C shares outperformed the Bloomberg U.S. Aggregate Total Return Value Index USD (the “Index”) during the 12-month period ended September 30, 2025.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower as long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period. However, the Fund’s outperformance relative to the Index during the period was driven by its shorter duration and its focus on opportunistic higher yielding sectors.The Fund’s performance relative to the Index benefitted from tactical positioning in yield curve segments and security selection, and the Fund’s relative performance was positively influenced by its short duration bias versus the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fli/THICX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$103.00	1.01%

Thornburg Limited Term Income Fund Tailored Shareholder Report	9/30/25 TH6148

Annual Performance	1 Year	5 Year	10 Year
Limited Term Income Fund Class C (with sales charge)	3.69%	1.37%	2.31%
Limited Term Income Fund Class C (without sales charge)	4.19%	1.37%	2.31%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged	4.01%	0.81%	2.10%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%	-0.45%	1.84%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$6,108.4M
Number of Holdings	731
Annual Portfolio Turnover	32.96%
Total Advisory Fee	$20.1M

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
U.S. Government	28.0
AAA	20.3
AA	7.5
A	15.9
BBB	22.1
NR	0.7
Below Invest. Grade	0.2
Cash Equivalents & Other	5.3
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Limited Term Income Fund Tailored Shareholder Report

Thornburg Limited Term Income Fund CLASS: C2 TICKER: THIQX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Limited Term Income Fund Class C2 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class C2 shares outperformed the Bloomberg U.S. Aggregate Total Return Value Index USD (the “Index”) during the 12-month period ended September 30, 2025.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower as long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period. However, the Fund’s outperformance relative to the Index during the period was driven by its shorter duration and its focus on opportunistic higher yielding sectors.The Fund’s performance relative to the Index benefitted from tactical positioning in yield curve segments and security selection, and the Fund’s relative performance was positively influenced by its short duration bias versus the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C2	$126.00	1.24%

Thornburg Limited Term Income Fund Tailored Shareholder Report	9/30/25 TH6154

Annual Performance	1 Year	5 Year
Limited Term Income Fund Class C2 (with sales charge)	3.31%	1.13%
Limited Term Income Fund Class C2 (without sales charge)	3.96%	1.13%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged	4.01%	0.81%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%	-0.45%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$6,108.4M
Number of Holdings	731
Annual Portfolio Turnover	32.96%
Total Advisory Fee	$20.1M

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
U.S. Government	28.0
AAA	20.3
AA	7.5
A	15.9
BBB	22.1
NR	0.7
Below Invest. Grade	0.2
Cash Equivalents & Other	5.3
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Limited Term Income Fund Tailored Shareholder Report

Thornburg Limited Term Income Fund CLASS: I TICKER: THIIX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Limited Term Income Fund Class I Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class I shares outperformed the Bloomberg U.S. Aggregate Total Return Value Index USD (the “Index”) during the 12-month period ended September 30, 2025.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower as long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period. However, the Fund’s outperformance relative to the Index during the period was driven by its shorter duration and its focus on opportunistic higher yielding sectors.The Fund’s performance relative to the Index benefitted from tactical positioning in yield curve segments and security selection, and the Fund’s relative performance was positively influenced by its short duration bias versus the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fli/THIIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50.00	0.49%

Thornburg Limited Term Income Fund Tailored Shareholder Report	9/30/25 TH6149

Annual Performance	1 Year	5 Year	10 Year
Limited Term Income Fund Class I	4.74%	1.88%	2.84%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged	4.01%	0.81%	2.10%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%	-0.45%	1.84%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$6,108.4M
Number of Holdings	731
Annual Portfolio Turnover	32.96%
Total Advisory Fee	$20.1M

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
U.S. Government	28.0
AAA	20.3
AA	7.5
A	15.9
BBB	22.1
NR	0.7
Below Invest. Grade	0.2
Cash Equivalents & Other	5.3
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Limited Term Income Fund Tailored Shareholder Report

Thornburg Limited Term Income Fund CLASS: R3 TICKER: THIRX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Limited Term Income Fund Class R3 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R3 shares outperformed the Bloomberg U.S. Aggregate Total Return Value Index USD (the “Index”) during the 12-month period ended September 30, 2025.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower as long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period. However, the Fund’s outperformance relative to the Index during the period was driven by its shorter duration and its focus on opportunistic higher yielding sectors.The Fund’s performance relative to the Index benefitted from tactical positioning in yield curve segments and security selection, and the Fund’s relative performance was positively influenced by its short duration bias versus the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fli/THIRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$101.00	0.99%

Thornburg Limited Term Income Fund Tailored Shareholder Report	9/30/25 TH6150

Annual Performance	1 Year	5 Year	10 Year
Limited Term Income Fund Class R3	4.22%	1.39%	2.35%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged	4.01%	0.81%	2.10%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%	-0.45%	1.84%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$6,108.4M
Number of Holdings	731
Annual Portfolio Turnover	32.96%
Total Advisory Fee	$20.1M

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
U.S. Government	28.0
AAA	20.3
AA	7.5
A	15.9
BBB	22.1
NR	0.7
Below Invest. Grade	0.2
Cash Equivalents & Other	5.3
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Limited Term Income Fund Tailored Shareholder Report

Thornburg Limited Term Income Fund CLASS: R4 TICKER: THRIX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Limited Term Income Fund Class R4 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R4 shares outperformed the Bloomberg U.S. Aggregate Total Return Value Index USD (the “Index”) during the 12-month period ended September 30, 2025.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower as long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period. However, the Fund’s outperformance relative to the Index during the period was driven by its shorter duration and its focus on opportunistic higher yielding sectors.The Fund’s performance relative to the Index benefitted from tactical positioning in yield curve segments and security selection, and the Fund’s relative performance was positively influenced by its short duration bias versus the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fli/THRIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$101.00	0.99%

Thornburg Limited Term Income Fund Tailored Shareholder Report	9/30/25 TH6151

Annual Performance	1 Year	5 Year	10 Year
Limited Term Income Fund Class R4	4.14%	1.37%	2.34%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged	4.01%	0.81%	2.10%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%	-0.45%	1.84%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$6,108.4M
Number of Holdings	731
Annual Portfolio Turnover	32.96%
Total Advisory Fee	$20.1M

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
U.S. Government	28.0
AAA	20.3
AA	7.5
A	15.9
BBB	22.1
NR	0.7
Below Invest. Grade	0.2
Cash Equivalents & Other	5.3
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Limited Term Income Fund Tailored Shareholder Report

Thornburg Limited Term Income Fund CLASS: R5 TICKER: THRRX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Limited Term Income Fund Class R5 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R5 shares outperformed the Bloomberg U.S. Aggregate Total Return Value Index USD (the “Index”) during the 12-month period ended September 30, 2025.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower as long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period. However, the Fund’s outperformance relative to the Index during the period was driven by its shorter duration and its focus on opportunistic higher yielding sectors.The Fund’s performance relative to the Index benefitted from tactical positioning in yield curve segments and security selection, and the Fund’s relative performance was positively influenced by its short duration bias versus the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fli/THRRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$50.00	0.49%

Thornburg Limited Term Income Fund Tailored Shareholder Report	9/30/25 TH6152

Annual Performance	1 Year	5 Year	10 Year
Limited Term Income Fund Class R5	4.73%	1.89%	2.80%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged	4.01%	0.81%	2.10%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%	-0.45%	1.84%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$6,108.4M
Number of Holdings	731
Annual Portfolio Turnover	32.96%
Total Advisory Fee	$20.1M

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
U.S. Government	28.0
AAA	20.3
AA	7.5
A	15.9
BBB	22.1
NR	0.7
Below Invest. Grade	0.2
Cash Equivalents & Other	5.3
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Limited Term Income Fund Tailored Shareholder Report

Thornburg Limited Term Income Fund CLASS: R6 TICKER: THRLX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Limited Term Income Fund Class R6 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R6 shares outperformed the Bloomberg U.S. Aggregate Total Return Value Index USD (the “Index”) during the 12-month period ended September 30, 2025.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower as long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period. However, the Fund’s outperformance relative to the Index during the period was driven by its shorter duration and its focus on opportunistic higher yielding sectors.The Fund’s performance relative to the Index benefitted from tactical positioning in yield curve segments and security selection, and the Fund’s relative performance was positively influenced by its short duration bias versus the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fli/THRLX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$43.00	0.42%

Thornburg Limited Term Income Fund Tailored Shareholder Report	9/30/25 TH6153

Annual Performance	1 Year	5 Year
Limited Term Income Fund Class R6	4.73%	1.95%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged	4.01%	0.81%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%	-0.45%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$6,108.4M
Number of Holdings	731
Annual Portfolio Turnover	32.96%
Total Advisory Fee	$20.1M

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
U.S. Government	28.0
AAA	20.3
AA	7.5
A	15.9
BBB	22.1
NR	0.7
Below Invest. Grade	0.2
Cash Equivalents & Other	5.3
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Core Plus Bond Fund Tailored Shareholder Report

Thornburg Core Plus Bond Fund CLASS: A TICKER: THCAX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Core Plus Bond Fund Class A Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class A shares outperformed the Bloomberg U.S. Aggregate Total Return Value Index USD (the “Index”) during the 12-month period ended September 30, 2025.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower as long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period. However, the Fund’s outperformance relative to the Index during the period was driven by its shorter duration and its focus on opportunistic higher yielding sectors.The Fund’s performance relative to the Index benefitted from tactical positioning in yield curve segments and security selection, and the Fund’s relative performance was positively influenced by its short duration bias versus the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcb/THCAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76.00	0.75%

Thornburg Core Plus Bond Fund Tailored Shareholder Report	9/30/25 TH6217

Annual Performance	1 Year
Core Plus Bond Fund Class A (with sales charge)	-1.63%
Core Plus Bond Fund Class A (without sales charge)	3.05%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$147.4M
Number of Holdings	398
Annual Portfolio Turnover	32.74%
Total Advisory Fee	$0.5M

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
U.S. Government	40.8
AAA	11.7
AA	3.3
A	9.5
BBB	19.8
NR	3.7
Below Invest. Grade	8.7
Cash Equivalents & Other	2.5
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Core Plus Bond Fund Tailored Shareholder Report

Thornburg Core Plus Bond Fund CLASS: C TICKER: THCCX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Core Plus Bond Fund Class C Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class C shares underperformed the Bloomberg U.S. Aggregate Total Return Value Index USD (the “Index”) during the 12-month period ended September 30, 2025.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower as long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period. The Fund’s performance relative to the Index during the period was driven by its shorter duration and its focus on opportunistic higher yielding sectors.The Fund’s performance relative to the Index benefitted from tactical positioning in yield curve segments and security selection, and the Fund’s relative performance was positively influenced by its short duration bias versus the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcb/THCCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$152.00	1.50%

Thornburg Core Plus Bond Fund Tailored Shareholder Report	9/30/25 TH6218

Annual Performance	1 Year
Core Plus Bond Fund Class C (with sales charge)	1.23%
Core Plus Bond Fund Class C (without sales charge)	2.21%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$147.4M
Number of Holdings	398
Annual Portfolio Turnover	32.74%
Total Advisory Fee	$0.5M

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
U.S. Government	40.8
AAA	11.7
AA	3.3
A	9.5
BBB	19.8
NR	3.7
Below Invest. Grade	8.7
Cash Equivalents & Other	2.5
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Core Plus Bond Fund Tailored Shareholder Report

Thornburg Core Plus Bond Fund CLASS: I TICKER: THCIX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Core Plus Bond Fund Class I Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class I shares outperformed the Bloomberg U.S. Aggregate Total Return Value Index USD (the “Index”) during the 12-month period ended September 30, 2025.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower as long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period. However, the Fund’s outperformance relative to the Index during the period was driven by its shorter duration and its focus on opportunistic higher yielding sectors.The Fund’s performance relative to the Index benefitted from tactical positioning in yield curve segments and security selection, and the Fund’s relative performance was positively influenced by its short duration bias versus the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcb/THCIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51.00	0.50%

Thornburg Core Plus Bond Fund Tailored Shareholder Report	9/30/25 TH6219

Annual Performance	1 Year
Core Plus Bond Fund Class I	3.35%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$147.4M
Number of Holdings	398
Annual Portfolio Turnover	32.74%
Total Advisory Fee	$0.5M

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
U.S. Government	40.8
AAA	11.7
AA	3.3
A	9.5
BBB	19.8
NR	3.7
Below Invest. Grade	8.7
Cash Equivalents & Other	2.5
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Core Plus Bond Fund Tailored Shareholder Report

Thornburg Core Plus Bond Fund CLASS: R6 TICKER: THCSX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Core Plus Bond Fund Class R6 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R6 shares outperformed the Bloomberg U.S. Aggregate Total Return Value Index USD (the “Index”) during the 12-month period ended September 30, 2025.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower as long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period. However, the Fund’s outperformance relative to the Index during the period was driven by its shorter duration and its focus on opportunistic higher yielding sectors.The Fund’s performance relative to the Index benefitted from tactical positioning in yield curve segments and security selection, and the Fund’s relative performance was positively influenced by its short duration bias versus the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcb/THCSX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$50.00	0.49%

Thornburg Core Plus Bond Fund Tailored Shareholder Report	9/30/25 TH6223

Annual Performance	1 Year
Core Plus Bond Fund Class R6	3.32%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$147.4M
Number of Holdings	398
Annual Portfolio Turnover	32.74%
Total Advisory Fee	$0.5M

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
U.S. Government	40.8
AAA	11.7
AA	3.3
A	9.5
BBB	19.8
NR	3.7
Below Invest. Grade	8.7
Cash Equivalents & Other	2.5
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Strategic Income Fund Tailored Shareholder Report

Thornburg Strategic Income Fund CLASS: A TICKER: TSIAX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Strategic Income Fund Class A Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class A shares outperformed the Bloomberg U.S. Aggregate Total Return Value Index USD (the “Index”) during the 12-month period ended September 30, 2025.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower as long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period. However, the Fund’s outperformance relative to the Index during the period was driven by its shorter duration and its focus on opportunistic higher yielding sectors.The Fund’s performance relative to the Index benefitted from tactical positioning in yield curve segments and security selection, and the Fund’s relative performance was positively influenced by its short duration bias versus the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsi/TSIAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$101.00	0.99%

Thornburg Strategic Income Fund Tailored Shareholder Report	9/30/25 TH6166

Annual Performance	1 Year	5 Year	10 Year
Strategic Income Fund Class A (with sales charge)	-0.12%	2.19%	3.63%
Strategic Income Fund Class A (without sales charge)	4.59%	3.14%	4.11%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%	-0.45%	1.84%
Bloomberg U.S. Universal Total Return Index Value Unhedged	3.40%	0.08%	2.26%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$10,171.1M
Number of Holdings	1,195
Annual Portfolio Turnover	30.03%
Total Advisory Fee	$48.3M

What did the Fund invest in?

(as of September 30, 2025)

Fixed Income Credit Quality*	(%)
U.S. Government	24.4
AAA	11.0
AA	3.7
A	10.1
BBB	22.8
BB	14.2
B	4.0
CC	0.1
CCC	0.1
D	0.0
NR	5.3
Cash Equivalents & Other	4.3

4.3%
5.3%
0.0%
0.1%
0.1%
4.0%
24.4%
14.2%
11.0%
3.7%
22.8%
10.1%

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Strategic Income Fund Tailored Shareholder Report

Thornburg Strategic Income Fund CLASS: C TICKER: TSICX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Strategic Income Fund Class C Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class C shares outperformed the Bloomberg U.S. Aggregate Total Return Value Index USD (the “Index”) during the 12-month period ended September 30, 2025.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower as long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period. However, the Fund’s outperformance relative to the Index during the period was driven by its shorter duration and its focus on opportunistic higher yielding sectors.The Fund’s performance relative to the Index benefitted from tactical positioning in yield curve segments and security selection, and the Fund’s relative performance was positively influenced by its short duration bias versus the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsi/TSICX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$174.00	1.71%

Thornburg Strategic Income Fund Tailored Shareholder Report	9/30/25 TH6167

Annual Performance	1 Year	5 Year	10 Year
Strategic Income Fund Class C (with sales charge)	2.74%	2.37%	3.37%
Strategic Income Fund Class C (without sales charge)	3.74%	2.37%	3.37%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%	-0.45%	1.84%
Bloomberg U.S. Universal Total Return Index Value Unhedged	3.40%	0.08%	2.26%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$10,171.1M
Number of Holdings	1,195
Annual Portfolio Turnover	30.03%
Total Advisory Fee	$48.3M

What did the Fund invest in?

(as of September 30, 2025)

Fixed Income Credit Quality*	(%)
U.S. Government	24.4
AAA	11.0
AA	3.7
A	10.1
BBB	22.8
BB	14.2
B	4.0
CC	0.1
CCC	0.1
D	0.0
NR	5.3
Cash Equivalents & Other	4.3
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Strategic Income Fund Tailored Shareholder Report

Thornburg Strategic Income Fund CLASS: I TICKER: TSIIX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Strategic Income Fund Class I Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class I shares outperformed the Bloomberg U.S. Aggregate Total Return Value Index USD (the “Index”) during the 12-month period ended September 30, 2025.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower as long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period. However, the Fund’s outperformance relative to the Index during the period was driven by its shorter duration and its focus on opportunistic higher yielding sectors.The Fund’s performance relative to the Index benefitted from tactical positioning in yield curve segments and security selection, and the Fund’s relative performance was positively influenced by its short duration bias versus the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsi/TSIIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$61.00	0.60%

Thornburg Strategic Income Fund Tailored Shareholder Report	9/30/25 TH6168

Annual Performance	1 Year	5 Year	10 Year
Strategic Income Fund Class I	4.89%	3.54%	4.50%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%	-0.45%	1.84%
Bloomberg U.S. Universal Total Return Index Value Unhedged	3.40%	0.08%	2.26%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$10,171.1M
Number of Holdings	1,195
Annual Portfolio Turnover	30.03%
Total Advisory Fee	$48.3M

What did the Fund invest in?

(as of September 30, 2025)

Fixed Income Credit Quality*	(%)
U.S. Government	24.4
AAA	11.0
AA	3.7
A	10.1
BBB	22.8
BB	14.2
B	4.0
CC	0.1
CCC	0.1
D	0.0
NR	5.3
Cash Equivalents & Other	4.3
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Strategic Income Fund Tailored Shareholder Report

Thornburg Strategic Income Fund CLASS: R3 TICKER: TSIRX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Strategic Income Fund Class R3 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R3 shares outperformed the Bloomberg U.S. Aggregate Total Return Value Index USD (the “Index”) during the 12-month period ended September 30, 2025.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower as long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period. However, the Fund’s outperformance relative to the Index during the period was driven by its shorter duration and its focus on opportunistic higher yielding sectors.The Fund’s performance relative to the Index benefitted from tactical positioning in yield curve segments and security selection, and the Fund’s relative performance was positively influenced by its short duration bias versus the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsi/TSIRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$128.00	1.25%

Thornburg Strategic Income Fund Tailored Shareholder Report	9/30/25 TH6169

Annual Performance	1 Year	5 Year	10 Year
Strategic Income Fund Class R3	4.21%	2.86%	3.89%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%	-0.45%	1.84%
Bloomberg U.S. Universal Total Return Index Value Unhedged	3.40%	0.08%	2.26%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$10,171.1M
Number of Holdings	1,195
Annual Portfolio Turnover	30.03%
Total Advisory Fee	$48.3M

What did the Fund invest in?

(as of September 30, 2025)

Fixed Income Credit Quality*	(%)
U.S. Government	24.4
AAA	11.0
AA	3.7
A	10.1
BBB	22.8
BB	14.2
B	4.0
CC	0.1
CCC	0.1
D	0.0
NR	5.3
Cash Equivalents & Other	4.3
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Strategic Income Fund Tailored Shareholder Report

Thornburg Strategic Income Fund CLASS: R4 TICKER: TSRIX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Strategic Income Fund Class R4 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R4 shares outperformed the Bloomberg U.S. Aggregate Total Return Value Index USD (the “Index”) during the 12-month period ended September 30, 2025.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower as long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period. However, the Fund’s outperformance relative to the Index during the period was driven by its shorter duration and its focus on opportunistic higher yielding sectors.The Fund’s performance relative to the Index benefitted from tactical positioning in yield curve segments and security selection, and the Fund’s relative performance was positively influenced by its short duration bias versus the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsi/TSRIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$128.00	1.25%

Thornburg Strategic Income Fund Tailored Shareholder Report	9/30/25 TH6170

Annual Performance	1 Year	5 Year	10 Year
Strategic Income Fund Class R4	4.21%	2.86%	3.89%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%	-0.45%	1.84%
Bloomberg U.S. Universal Total Return Index Value Unhedged	3.40%	0.08%	2.26%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$10,171.1M
Number of Holdings	1,195
Annual Portfolio Turnover	30.03%
Total Advisory Fee	$48.3M

What did the Fund invest in?

(as of September 30, 2025)

Fixed Income Credit Quality*	(%)
U.S. Government	24.4
AAA	11.0
AA	3.7
A	10.1
BBB	22.8
BB	14.2
B	4.0
CC	0.1
CCC	0.1
D	0.0
NR	5.3
Cash Equivalents & Other	4.3
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Strategic Income Fund Tailored Shareholder Report

Thornburg Strategic Income Fund CLASS: R5 TICKER: TSRRX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Strategic Income Fund Class R5 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R5 shares outperformed the Bloomberg U.S. Aggregate Total Return Value Index USD (the “Index”) during the 12-month period ended September 30, 2025.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower as long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period. However, the Fund’s outperformance relative to the Index during the period was driven by its shorter duration and its focus on opportunistic higher yielding sectors.The Fund’s performance relative to the Index benefitted from tactical positioning in yield curve segments and security selection, and the Fund’s relative performance was positively influenced by its short duration bias versus the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsi/TSRRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$61.00	0.60%

Thornburg Strategic Income Fund Tailored Shareholder Report	9/30/25 TH6171

Annual Performance	1 Year	5 Year	10 Year
Strategic Income Fund Class R5	4.89%	3.52%	4.49%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%	-0.45%	1.84%
Bloomberg U.S. Universal Total Return Index Value Unhedged	3.40%	0.08%	2.26%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$10,171.1M
Number of Holdings	1,195
Annual Portfolio Turnover	30.03%
Total Advisory Fee	$48.3M

What did the Fund invest in?

(as of September 30, 2025)

Fixed Income Credit Quality*	(%)
U.S. Government	24.4
AAA	11.0
AA	3.7
A	10.1
BBB	22.8
BB	14.2
B	4.0
CC	0.1
CCC	0.1
D	0.0
NR	5.3
Cash Equivalents & Other	4.3
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Strategic Income Fund Tailored Shareholder Report

Thornburg Strategic Income Fund CLASS: R6 TICKER: TSRSX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Strategic Income Fund Class R6 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R6 shares outperformed the Bloomberg U.S. Aggregate Total Return Value Index USD (the “Index”) during the 12-month period ended September 30, 2025.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower as long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period. However, the Fund’s outperformance relative to the Index during the period was driven by its shorter duration and its focus on opportunistic higher yielding sectors.The Fund’s performance relative to the Index benefitted from tactical positioning in yield curve segments and security selection, and the Fund’s relative performance was positively influenced by its short duration bias versus the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsi/TSRSX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$54.00	0.53%

Thornburg Strategic Income Fund Tailored Shareholder Report	9/30/25 TH6172

Annual Performance	1 Year	5 Year
Strategic Income Fund Class R6	4.97%	3.60%
Bloomberg U.S. Aggregate Total Return Value Index USD	2.88%	-0.45%
Bloomberg U.S. Universal Total Return Index Value Unhedged	3.40%	0.08%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$10,171.1M
Number of Holdings	1,195
Annual Portfolio Turnover	30.03%
Total Advisory Fee	$48.3M

What did the Fund invest in?

(as of September 30, 2025)

Fixed Income Credit Quality*	(%)
U.S. Government	24.4
AAA	11.0
AA	3.7
A	10.1
BBB	22.8
BB	14.2
B	4.0
CC	0.1
CCC	0.1
D	0.0
NR	5.3
Cash Equivalents & Other	4.3
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Short Duration Municipal Fund Tailored Shareholder Report

Thornburg Short Duration Municipal Fund CLASS: A TICKER: TLMAX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Short Duration Municipal Fund Class A Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class A shares outperformed the ICE BofA U.S. Municipal Securities Index (the “Index”) during the 12-month period ended September 30, 2025.Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s outperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fldm/TLMAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71.00	0.70%

Thornburg Short Duration Municipal Fund Tailored Shareholder Report	9/30/25 TH6124

Annual Performance	1 Year	5 Year	10 Year
Short Duration Municipal Fund Class A (with sales charge)	0.60%	0.79%	0.89%
Short Duration Municipal Fund Class A (without sales charge)	2.95%	1.24%	1.05%
ICE BofA 1-3 Year U.S. Municipal Securities Index	3.15%	1.52%	1.54%
ICE BofA U.S. Municipal Securities Index	1.40%	0.95%	2.40%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$113.7M
Number of Holdings	132
Annual Portfolio Turnover	54.60%
Total Advisory Fee	$0.5M

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
AAA	5.0
AA	38.9
A	42.6
BBB	8.8
NR	5.0
Below Invest. Grade	0.0
Cash & Cash Equivalent	-0.3%
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Short Duration Municipal Fund Tailored Shareholder Report

Thornburg Short Duration Municipal Fund CLASS: I TICKER: TLMIX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Short Duration Municipal Fund Class I Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class I shares outperformed the ICE BofA U.S. Municipal Securities Index (the “Index”) during the 12-month period ended September 30, 2025.Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s outperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fldm/TLMIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51.00	0.50%

Thornburg Short Duration Municipal Fund Tailored Shareholder Report	9/30/25 TH6125

Annual Performance	1 Year	5 Year	10 Year
Short Duration Municipal Fund Class I	3.24%	1.46%	1.25%
ICE BofA 1-3 Year U.S. Municipal Securities Index	3.15%	1.52%	1.54%
ICE BofA U.S. Municipal Securities Index	1.40%	0.95%	2.40%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$113.7M
Number of Holdings	132
Annual Portfolio Turnover	54.60%
Total Advisory Fee	$0.5M

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
AAA	5.0
AA	38.9
A	42.6
BBB	8.8
NR	5.0
Below Invest. Grade	0.0
Cash & Cash Equivalent	-0.3%
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Limited Term Municipal Fund Tailored Shareholder Report

Thornburg Limited Term Municipal Fund CLASS: A TICKER: LTMFX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Limited Term Municipal Fund Class A Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class A shares outperformed the ICE BofA U.S. Municipal Securities Index (the “Index”) during the 12-month period ended September 30, 2025.Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s outperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/flm/LTMFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79.00	0.78%

Thornburg Limited Term Municipal Fund Tailored Shareholder Report	9/30/25 TH6120

Annual Performance	1 Year	5 Year	10 Year
Limited Term Municipal Fund Class A (with sales charge)	0.61%	0.43%	1.21%
Limited Term Municipal Fund Class A (without sales charge)	2.96%	0.89%	1.36%
ICE BofA 1-10 Year U.S. Municipal Securities Index	3.37%	1.31%	1.98%
ICE BofA U.S. Municipal Securities Index	1.40%	0.95%	2.40%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$2,157.1M
Number of Holdings	764
Annual Portfolio Turnover	31.04%
Total Advisory Fee	$7.9M

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
AAA	5.3
AA	39.6
A	46.4
BBB	4.4
NR	1.6
Below Invest. Grade	0.0
Cash & Cash Equivalent	2.7
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Limited Term Municipal Fund Tailored Shareholder Report

Thornburg Limited Term Municipal Fund CLASS: C TICKER: LTMCX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Limited Term Municipal Fund Class C Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class C shares outperformed the ICE BofA U.S. Municipal Securities Index (the “Index”) during the 12-month period ended September 30, 2025.Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s outperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/flm/LTMCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$109.00	1.08%

Thornburg Limited Term Municipal Fund Tailored Shareholder Report	9/30/25 TH6121

Annual Performance	1 Year	5 Year	10 Year
Limited Term Municipal Fund Class C (with sales charge)	2.16%	0.64%	1.10%
Limited Term Municipal Fund Class C (without sales charge)	2.66%	0.64%	1.10%
ICE BofA 1-10 Year U.S. Municipal Securities Index	3.37%	1.31%	1.98%
ICE BofA U.S. Municipal Securities Index	1.40%	0.95%	2.40%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$2,157.1M
Number of Holdings	764
Annual Portfolio Turnover	31.04%
Total Advisory Fee	$7.9M

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
AAA	5.3
AA	39.6
A	46.4
BBB	4.4
NR	1.6
Below Invest. Grade	0.0
Cash & Cash Equivalent	2.7
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Limited Term Municipal Fund Tailored Shareholder Report

Thornburg Limited Term Municipal Fund CLASS: C2 TICKER: LTMQX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Limited Term Municipal Fund Class C2 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class C2 shares outperformed the ICE BofA U.S. Municipal Securities Index (the “Index”) during the 12-month period ended September 30, 2025.Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s outperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C2	$126.00	1.24%

Thornburg Limited Term Municipal Fund Tailored Shareholder Report	9/30/25 TH6123

Annual Performance	1 Year	5 Year
Limited Term Municipal Fund Class C2 (with sales charge)	1.85%	0.40%
Limited Term Municipal Fund Class C2 (without sales charge)	2.49%	0.40%
ICE BofA 1-10 Year U.S. Municipal Securities Index	3.37%	1.31%
ICE BofA U.S. Municipal Securities Index	1.40%	0.95%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$2,157.1M
Number of Holdings	764
Annual Portfolio Turnover	31.04%
Total Advisory Fee	$7.9M

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
AAA	5.3
AA	39.6
A	46.4
BBB	4.4
NR	1.6
Below Invest. Grade	0.0
Cash & Cash Equivalent	2.7
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Limited Term Municipal Fund Tailored Shareholder Report

Thornburg Limited Term Municipal Fund CLASS: I TICKER: LTMIX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Limited Term Municipal Fund Class I Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class I shares outperformed the ICE BofA U.S. Municipal Securities Index (the “Index”) during the 12-month period ended September 30, 2025.Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s outperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/flm/LTMIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54.00	0.53%

Thornburg Limited Term Municipal Fund Tailored Shareholder Report	9/30/25 TH6122

Annual Performance	1 Year	5 Year	10 Year
Limited Term Municipal Fund Class I	3.22%	1.13%	1.61%
ICE BofA 1-10 Year U.S. Municipal Securities Index	3.37%	1.31%	1.98%
ICE BofA U.S. Municipal Securities Index	1.40%	0.95%	2.40%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$2,157.1M
Number of Holdings	764
Annual Portfolio Turnover	31.04%
Total Advisory Fee	$7.9M

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
AAA	5.3
AA	39.6
A	46.4
BBB	4.4
NR	1.6
Below Invest. Grade	0.0
Cash & Cash Equivalent	2.7
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Intermediate Municipal Fund Tailored Shareholder Report

Thornburg Intermediate Municipal Fund CLASS: A TICKER: THIMX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Intermediate Municipal Fund Class A Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class A shares outperformed the ICE BofA U.S. Municipal Securities Index (the “Index”) during the 12-month period ended September 30, 2025.Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s outperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fim/THIMX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73.00	0.72%

Thornburg Intermediate Municipal Fund Tailored Shareholder Report	9/30/25 TH6140

Annual Performance	1 Year	5 Year	10 Year
Intermediate Municipal Fund Class A (with sales charge)	0.13%	0.83%	1.69%
Intermediate Municipal Fund Class A (without sales charge)	2.15%	1.23%	1.90%
ICE BofA 3-15 Year U.S. Municipal Securities Index	2.90%	1.18%	2.35%
ICE BofA U.S. Municipal Securities Index	1.40%	0.95%	2.40%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$1,097.4M
Number of Holdings	531
Annual Portfolio Turnover	53.42%
Total Advisory Fee	$4.6M

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
AAA	4.3
AA	39.8
A	39.8
BBB	6.7
NR	5.5
Below Invest. Grade	0.2
Cash & Cash Equivalent	3.7
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Intermediate Municipal Fund Tailored Shareholder Report

Thornburg Intermediate Municipal Fund CLASS: C TICKER: THMCX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Intermediate Municipal Fund Class C Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class C shares outperformed the ICE BofA U.S. Municipal Securities Index (the “Index”) during the 12-month period ended September 30, 2025.Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s outperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fim/THMCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$110.00	1.09%

Thornburg Intermediate Municipal Fund Tailored Shareholder Report	9/30/25 TH6141

Annual Performance	1 Year	5 Year	10 Year
Intermediate Municipal Fund Class C (with sales charge)	1.18%	0.86%	1.54%
Intermediate Municipal Fund Class C (without sales charge)	1.77%	0.86%	1.54%
ICE BofA 3-15 Year U.S. Municipal Securities Index	2.90%	1.18%	2.35%
ICE BofA U.S. Municipal Securities Index	1.40%	0.95%	2.40%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$1,097.4M
Number of Holdings	531
Annual Portfolio Turnover	53.42%
Total Advisory Fee	$4.6M

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
AAA	4.3
AA	39.8
A	39.8
BBB	6.7
NR	5.5
Below Invest. Grade	0.2
Cash & Cash Equivalent	3.7
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Intermediate Municipal Fund Tailored Shareholder Report

Thornburg Intermediate Municipal Fund CLASS: C2 TICKER: THMQX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Intermediate Municipal Fund Class C2 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class C2 shares outperformed the ICE BofA U.S. Municipal Securities Index (the “Index”) during the 12-month period ended September 30, 2025.Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s outperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C2	$110.00	1.09%

Thornburg Intermediate Municipal Fund Tailored Shareholder Report	9/30/25 TH6143

Annual Performance	1 Year	5 Year
Intermediate Municipal Fund Class C2 (with sales charge)	1.13%	0.85%
Intermediate Municipal Fund Class C2 (without sales charge)	1.77%	0.85%
ICE BofA 3-15 Year U.S. Municipal Securities Index	2.90%	1.18%
ICE BofA U.S. Municipal Securities Index	1.40%	0.95%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$1,097.4M
Number of Holdings	531
Annual Portfolio Turnover	53.42%
Total Advisory Fee	$4.6M

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
AAA	4.3
AA	39.8
A	39.8
BBB	6.7
NR	5.5
Below Invest. Grade	0.2
Cash & Cash Equivalent	3.7
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Intermediate Municipal Fund Tailored Shareholder Report

Thornburg Intermediate Municipal Fund CLASS: I TICKER: THMIX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Intermediate Municipal Fund Class I Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class I shares outperformed the ICE BofA U.S. Municipal Securities Index (the “Index”) during the 12-month period ended September 30, 2025.Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s outperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fim/THMIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49.00	0.48%

Thornburg Intermediate Municipal Fund Tailored Shareholder Report	9/30/25 TH6142

Annual Performance	1 Year	5 Year	10 Year
Intermediate Municipal Fund Class I	2.39%	1.47%	2.16%
ICE BofA 3-15 Year U.S. Municipal Securities Index	2.90%	1.18%	2.35%
ICE BofA U.S. Municipal Securities Index	1.40%	0.95%	2.40%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$1,097.4M
Number of Holdings	531
Annual Portfolio Turnover	53.42%
Total Advisory Fee	$4.6M

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
AAA	4.3
AA	39.8
A	39.8
BBB	6.7
NR	5.5
Below Invest. Grade	0.2
Cash & Cash Equivalent	3.7
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Strategic Municipal Income Tailored Shareholder Report

Thornburg Strategic Municipal Income CLASS: A TICKER: TSSAX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Strategic Municipal Income Class A Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class A shares outperformed the ICE BofA U.S. Municipal Securities Index (the “Index”) during the 12-month period ended September 30, 2025.Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s outperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsm/TSSAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82.00	0.81%

Thornburg Strategic Municipal Income Tailored Shareholder Report	9/30/25 TH6144

Annual Performance	1 Year	5 Year	10 Year
Strategic Municipal Income Fund Class A (with sales charge)	0.08%	0.75%	1.70%
Strategic Municipal Income Fund Class A (without sales charge)	2.12%	1.15%	1.90%
ICE BofA U.S. Municipal Securities Index	1.40%	0.95%	2.40%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$380.4M
Number of Holdings	295
Annual Portfolio Turnover	59.01%
Total Advisory Fee	$1.9M

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
AAA	1.8
AA	26.0
A	32.0
BBB	15.3
NR	18.0
Below Invest. Grade	2.1
Cash & Cash Equivalent	4.8
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Strategic Municipal Income Tailored Shareholder Report

Thornburg Strategic Municipal Income CLASS: C TICKER: TSSCX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Strategic Municipal Income Class C Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class C shares outperformed the ICE BofA U.S. Municipal Securities Index (the “Index”) during the 12-month period ended September 30, 2025.Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s outperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsm/TSSCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$129.00	1.28%

Thornburg Strategic Municipal Income Tailored Shareholder Report	9/30/25 TH6145

Annual Performance	1 Year	5 Year	10 Year
Strategic Municipal Income Fund Class C (with sales charge)	0.98%	0.68%	1.44%
Strategic Municipal Income Fund Class C (without sales charge)	1.57%	0.68%	1.44%
ICE BofA U.S. Municipal Securities Index	1.40%	0.95%	2.40%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$380.4M
Number of Holdings	295
Annual Portfolio Turnover	59.01%
Total Advisory Fee	$1.9M

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
AAA	1.8
AA	26.0
A	32.0
BBB	15.3
NR	18.0
Below Invest. Grade	2.1
Cash & Cash Equivalent	4.8
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Strategic Municipal Income Tailored Shareholder Report

Thornburg Strategic Municipal Income CLASS: I TICKER: TSSIX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Strategic Municipal Income Class I Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class I shares outperformed the ICE BofA U.S. Municipal Securities Index (the “Index”) during the 12-month period ended September 30, 2025.Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s outperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsm/TSSIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60.00	0.59%

Thornburg Strategic Municipal Income Tailored Shareholder Report	9/30/25 TH6146

Annual Performance	1 Year	5 Year	10 Year
Strategic Municipal Income Fund Class I	2.27%	1.38%	2.14%
ICE BofA U.S. Municipal Securities Index	1.40%	0.95%	2.40%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$380.4M
Number of Holdings	295
Annual Portfolio Turnover	59.01%
Total Advisory Fee	$1.9M

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
AAA	1.8
AA	26.0
A	32.0
BBB	15.3
NR	18.0
Below Invest. Grade	2.1
Cash & Cash Equivalent	4.8
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg California Limited Term Municipal Fund Tailored Shareholder Report

Thornburg California Limited Term Municipal Fund CLASS: A TICKER: LTCAX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg California Limited Term Municipal Fund Class A Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class A shares outperformed the ICE BofA U.S. Municipal Securities Index (the “Index”) during the 12-month period ended September 30, 2025.Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s outperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fca/LTCAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75.00	0.74%

Thornburg California Limited Term Municipal Fund Tailored Shareholder Report	9/30/25 TH6126

Annual Performance	1 Year	5 Year	10 Year
California Limited Term Municipal Fund Class A (with sales charge)	0.64%	0.49%	1.00%
California Limited Term Municipal Fund Class A (without sales charge)	2.96%	0.95%	1.15%
ICE BofA U.S. Municipal Securities Index	1.40%	0.95%	2.40%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$287.4M
Number of Holdings	173
Annual Portfolio Turnover	43.53%
Total Advisory Fee	$1.1M

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
AAA	1.7
AA	57.5
A	25.4
BBB	5.4
NR	1.0
Below Invest. Grade	0.0
Cash & Cash Equivalent	9.0
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg California Limited Term Municipal Fund Tailored Shareholder Report

Thornburg California Limited Term Municipal Fund CLASS: C TICKER: LTCCX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg California Limited Term Municipal Fund Class C Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class C shares outperformed the ICE BofA U.S. Municipal Securities Index (the “Index”) during the 12-month period ended September 30, 2025.Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s outperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fca/LTCCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$103.00	1.02%

Thornburg California Limited Term Municipal Fund Tailored Shareholder Report	9/30/25 TH6127

Annual Performance	1 Year	5 Year	10 Year
California Limited Term Municipal Fund Class C (with sales charge)	2.25%	0.68%	0.88%
California Limited Term Municipal Fund Class C (without sales charge)	2.75%	0.68%	0.88%
ICE BofA U.S. Municipal Securities Index	1.40%	0.95%	2.40%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$287.4M
Number of Holdings	173
Annual Portfolio Turnover	43.53%
Total Advisory Fee	$1.1M

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
AAA	1.7
AA	57.5
A	25.4
BBB	5.4
NR	1.0
Below Invest. Grade	0.0
Cash & Cash Equivalent	9.0
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg California Limited Term Municipal Fund Tailored Shareholder Report

Thornburg California Limited Term Municipal Fund CLASS: C2 TICKER: LTCQX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg California Limited Term Municipal Fund Class C2 Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class C2 shares outperformed the ICE BofA U.S. Municipal Securities Index (the “Index”) during the 12-month period ended September 30, 2025.Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s outperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C2	$103.00	1.02%

Thornburg California Limited Term Municipal Fund Tailored Shareholder Report	9/30/25 TH6129

Annual Performance	1 Year	5 Year
California Limited Term Municipal Fund Class C2 (with sales charge)	2.10%	0.68%
California Limited Term Municipal Fund Class C2 (without sales charge)	2.75%	0.68%
ICE BofA U.S. Municipal Securities Index	1.40%	0.95%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$287.4M
Number of Holdings	173
Annual Portfolio Turnover	43.53%
Total Advisory Fee	$1.1M

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
AAA	1.7
AA	57.5
A	25.4
BBB	5.4
NR	1.0
Below Invest. Grade	0.0
Cash & Cash Equivalent	9.0
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg California Limited Term Municipal Fund Tailored Shareholder Report

Thornburg California Limited Term Municipal Fund CLASS: I TICKER: LTCIX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg California Limited Term Municipal Fund Class I Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class I shares outperformed the ICE BofA U.S. Municipal Securities Index (the “Index”) during the 12-month period ended September 30, 2025.Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s outperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fca/LTCIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50.00	0.49%

Thornburg California Limited Term Municipal Fund Tailored Shareholder Report	9/30/25 TH6128

Annual Performance	1 Year	5 Year	10 Year
California Limited Term Municipal Fund Class I	3.21%	1.20%	1.43%
ICE BofA U.S. Municipal Securities Index	1.40%	0.95%	2.40%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$287.4M
Number of Holdings	173
Annual Portfolio Turnover	43.53%
Total Advisory Fee	$1.1M

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
AAA	1.7
AA	57.5
A	25.4
BBB	5.4
NR	1.0
Below Invest. Grade	0.0
Cash & Cash Equivalent	9.0
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg New Mexico Intermediate Municipal Fund Tailored Shareholder Report

Thornburg New Mexico Intermediate Municipal Fund CLASS: A TICKER: THNMX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg New Mexico Intermediate Municipal Fund Class A Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class A shares outperformed the ICE BofA U.S. Municipal Securities Index (the “Index”) during the 12-month period ended September 30, 2025.Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s outperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fnm/THNMX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100.00	0.99%

Thornburg New Mexico Intermediate Municipal Fund Tailored Shareholder Report	9/30/25 TH6137

Annual Performance	1 Year	5 Year	10 Year
New Mexico Intermediate Municipal Fund Class A (with sales charge)	-0.13%	-0.03%	1.07%
New Mexico Intermediate Municipal Fund Class A (without sales charge)	1.95%	0.38%	1.27%
ICE BofA U.S. Municipal Securities Index	1.40%	0.95%	2.40%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$89.2M
Number of Holdings	98
Annual Portfolio Turnover	24.59%
Total Advisory Fee	$0.4M

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
AAA	25.6
AA	56.5
A	8.3
BBB	8.4
NR	0.0
Below Invest. Grade	0.0
Cash & Cash Equivalent	1.2
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg New Mexico Intermediate Municipal Fund Tailored Shareholder Report

Thornburg New Mexico Intermediate Municipal Fund CLASS: D TICKER: THNDX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg New Mexico Intermediate Municipal Fund Class D Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class D shares outperformed the ICE BofA U.S. Municipal Securities Index (the “Index”) during the 12-month period ended September 30, 2025.Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s outperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fnm/THNDX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$125.00	1.24%

Thornburg New Mexico Intermediate Municipal Fund Tailored Shareholder Report	9/30/25 TH6138

Annual Performance	1 Year	5 Year	10 Year
New Mexico Intermediate Municipal Fund Class D	1.70%	0.12%	1.02%
ICE BofA U.S. Municipal Securities Index	1.40%	0.95%	2.40%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$89.2M
Number of Holdings	98
Annual Portfolio Turnover	24.59%
Total Advisory Fee	$0.4M

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
AAA	25.6
AA	56.5
A	8.3
BBB	8.4
NR	0.0
Below Invest. Grade	0.0
Cash & Cash Equivalent	1.2
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg New Mexico Intermediate Municipal Fund Tailored Shareholder Report

Thornburg New Mexico Intermediate Municipal Fund CLASS: I TICKER: THNIX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg New Mexico Intermediate Municipal Fund Class I Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class I shares outperformed the ICE BofA U.S. Municipal Securities Index (the “Index”) during the 12-month period ended September 30, 2025.Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s outperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fnm/THNIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$68.00	0.67%

Thornburg New Mexico Intermediate Municipal Fund Tailored Shareholder Report	9/30/25 TH6139

Annual Performance	1 Year	5 Year	10 Year
New Mexico Intermediate Municipal Fund Class I	2.28%	0.70%	1.59%
ICE BofA U.S. Municipal Securities Index	1.40%	0.95%	2.40%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$89.2M
Number of Holdings	98
Annual Portfolio Turnover	24.59%
Total Advisory Fee	$0.4M

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
AAA	25.6
AA	56.5
A	8.3
BBB	8.4
NR	0.0
Below Invest. Grade	0.0
Cash & Cash Equivalent	1.2
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg New York Intermediate Municipal Fund Tailored Shareholder Report

Thornburg New York Intermediate Municipal Fund CLASS: A TICKER: THNYX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg New York Intermediate Municipal Fund Class A Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class A shares outperformed the ICE BofA U.S. Municipal Securities Index (the “Index”) during the 12-month period ended September 30, 2025.Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s outperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fny/THNYX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100.00	0.99%

Thornburg New York Intermediate Municipal Fund Tailored Shareholder Report	9/30/25 TH6157

Annual Performance	1 Year	5 Year	10 Year
New York Intermediate Municipal Fund Class A (with sales charge)	-0.55%	0.32%	1.14%
New York Intermediate Municipal Fund Class A (without sales charge)	1.50%	0.72%	1.34%
ICE BofA U.S. Municipal Securities Index	1.40%	0.95%	2.40%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$24.4M
Number of Holdings	67
Annual Portfolio Turnover	40.75%
Total Advisory Fee	$0.1M

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
AAA	8.2
AA	61.6
A	19.7
BBB	6.7
NR	2.4
Below Invest. Grade	0.0
Cash & Cash Equivalent	1.4
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg New York Intermediate Municipal Fund Tailored Shareholder Report

Thornburg New York Intermediate Municipal Fund CLASS: I TICKER: TNYIX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg New York Intermediate Municipal Fund Class I Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class I shares outperformed the ICE BofA U.S. Municipal Securities Index (the “Index”) during the 12-month period ended September 30, 2025.Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s outperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fny/TNYIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$68.00	0.67%

Thornburg New York Intermediate Municipal Fund Tailored Shareholder Report	9/30/25 TH6158

Annual Performance	1 Year	5 Year	10 Year
New York Intermediate Municipal Fund Class I	1.83%	1.04%	1.67%
ICE BofA U.S. Municipal Securities Index	1.40%	0.95%	2.40%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$24.4M
Number of Holdings	67
Annual Portfolio Turnover	40.75%
Total Advisory Fee	$0.1M

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
AAA	8.2
AA	61.6
A	19.7
BBB	6.7
NR	2.4
Below Invest. Grade	0.0
Cash & Cash Equivalent	1.4
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Emerging Markets Managed Account Fund Tailored Shareholder Report

Thornburg Emerging Markets Managed Account Fund CLASS: SMA TICKER: THMGX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Emerging Markets Managed Account Fund Class SMA Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class SMA shares underperformed the MSCI Emerging Markets Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2025.The Fund’s underperformance relative to the Index during the period was primarily driven by weaker stock selection, followed by sector and country allocation decisions.During the period, the Fund’s overweight positioning allocation and stock selection within the consumer staples sector detracted from performance relative to the Index. Stock selection in the industrial sector contributed positively to performance relative to the Index. On a geographic basis, stock selection within the United Arab Emirates aided performance relative to the Index, while stock selection within China and Taiwan hampered performance relative to the Index.The Fund is a “completion fund,” meaning that it is intended to be used as part of a broader investment program by certain separately managed account (“SMA”) clients. As it is only a part of an SMA investment program, it is an incomplete representation of the total portfolio. Accordingly, we encourage you to consider the SMA investment program’s performance for the period as a whole.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SMA	$0.00	0.00%

Thornburg Emerging Markets Managed Account Fund Tailored Shareholder Report	9/30/25 TH6224

Annual Performance	1 Year
Emerging Markets Managed Account Fund Class SMA	3.55%
MSCI Emerging Markets Net Total Return USD Index	17.32%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$1.1M
Number of Holdings	22
Annual Portfolio Turnover	78.50%
Total Advisory Fee	$0

What did the Fund invest in?

(as of September 30, 2025)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	30.5
Large Cap (>$12 B)	69.5
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg High Income Bond Managed Account Fund Tailored Shareholder Report

Thornburg High Income Bond Managed Account Fund CLASS: SMA TICKER: THIBX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg High Income Bond Managed Account Fund Class SMA Shares for the period from March 26, 2025 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class SMA shares outperformed the Bloomberg U.S. Aggregate Total Return Value Index USD (the “Index”) for the period from the Fund’s inception on March 26, 2025 through September 30, 2025.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower as long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period. However, the Fund’s outperformance relative to the Index during the period was driven by its shorter duration and its focus on opportunistic higher yielding sectors.The Fund’s performance relative to the Index benefitted from tactical positioning in yield curve segments and security selection, and the Fund’s relative performance was positively influenced by its short duration bias versus the Index.The Fund is a “completion fund,” meaning that it is intended to be used as part of a broader investment program by certain separately managed account (“SMA”) clients. As it is only a part of an SMA investment program, it is an incomplete representation of the total portfolio. Accordingly, we encourage you to consider the SMA investment program’s performance for the period as a whole.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SMA	$0.00	0.00%

Fund costs may be higher for a full one year period.

Thornburg High Income Bond Managed Account Fund Tailored Shareholder Report	9/30/25 TH6537

Annual Performance	Since Inception (03/26/2025)
High Income Bond Managed Account Fund Class SMA	4.57%
Bloomberg U.S. Aggregate Total Return Value Index USD	3.99%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$5.4M
Number of Holdings	156
Annual Portfolio Turnover	4.74%
Total Advisory Fee	$0

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
U.S. Government	0.2
AAA	17.9
AA	6.6
A	4.3
BBB	14.5
BB	40.2
B	7.7
CCC	0.0
D	0.0
NR	7.0
Cash Equivalents & Other	1.6

1.6%
7.0%
0.0%
0.0%
0.2%
17.9%
7.7%
6.6%
4.3%
40.2%
14.5%

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since March 26, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Investment Grade Bond Managed Account Fund Tailored Shareholder Report

Thornburg Investment Grade Bond Managed Account Fund CLASS: SMA TICKER: TIGMX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Investment Grade Bond Managed Account Fund Class SMA Shares for the period from March 26, 2025 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class SMA shares underperformed the Bloomberg U.S. Aggregate Total Return Value Index USD (the “Index”) for the period from the Fund’s inception on March 26, 2025 through September 30, 2025.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower as long end rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period. The Fund’s performance relative to the Index during the period was driven by its shorter duration and its focus on opportunistic higher yielding sectors.The Fund’s performance relative to the Index benefitted from tactical positioning in yield curve segments and security selection, and the Fund’s relative performance was positively influenced by its short duration bias versus the Index.The Fund is a “completion fund,” meaning that it is intended to be used as part of a broader investment program by certain separately managed account (“SMA”) clients. As it is only a part of an SMA investment program, it is an incomplete representation of the total portfolio. Accordingly, we encourage you to consider the SMA investment program’s performance for the period as a whole.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SMA	$0.00	0.00%

Fund costs may be higher for a full one year period.

Thornburg Investment Grade Bond Managed Account Fund Tailored Shareholder Report	9/30/25 TH6538

Annual Performance	Since Inception (03/26/2025)
Investment Grade Bond Managed Account Fund Class SMA	3.40%
Bloomberg U.S. Aggregate Total Return Value Index USD	3.99%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$2.2M
Number of Holdings	164
Annual Portfolio Turnover	9.45%
Total Advisory Fee	$0

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
U.S. Government	4.0
AAA	42.8
AA	8.1
A	17.1
BBB	20.1
NR	1.7
Below Invest. Grade	0.0
Cash Equivalents & Other	6.2
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since March 26, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Municipal Managed Account Fund Tailored Shareholder Report

Thornburg Municipal Managed Account Fund CLASS: SMA TICKER: THMMX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Municipal Managed Account Fund Class SMA Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class SMA shares outperformed the ICE BofA U.S. Municipal Securities Index (the “Index”) during the 12-month period ended September 30, 2025.Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s outperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.The Fund is a “completion fund,” meaning that it is intended to be used as part of a broader investment program by certain separately managed account (“SMA”) clients. As it is only a part of an SMA investment program, it is an incomplete representation of the total portfolio. Accordingly, we encourage you to consider the SMA investment program’s performance for the period as a whole.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SMA	$0.00	0.00%

Thornburg Municipal Managed Account Fund Tailored Shareholder Report	9/30/25 TH6216

Annual Performance	1 Year
Municipal Managed Account Fund Class SMA	2.18%
ICE BofA U.S. Municipal Securities Index	1.40%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$12.0M
Number of Holdings	72
Annual Portfolio Turnover	50.81%
Total Advisory Fee	$0

What did the Fund invest in?

(as of September 30, 2025)

Credit Quality Ratings*	(%)
AAA	1.3
AA	35.3
A	21.7
BBB	21.2
NR	17.7
Below Invest. Grade	0.9
Cash & Cash Equivalent	1.9
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

Thornburg Capital Management Fund Tailored Shareholder Report

Thornburg Capital Management Fund CLASS: I TICKER: N/A Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Capital Management Fund Class I Shares for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform during the period and what affected its performance?

The Fund’s Class I shares outperformed the ICE BofA U.S. 1-Month Treasury Bill Index (the “Index”) during the 12-month period ended September 30, 2025.Over the reporting period, the Fund accomplished its goal of ‘safety of capital’ by providing a share price of $10.00 that has not fluctuated since inception.The Fund has matched or beat the Index for all standard time periods since inception.As of September 30, 2025, throughout the life of the strategy, the Fund has never suffered a default on any cash equivalent investment.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$1.00	0.01%

Thornburg Capital Management Fund Tailored Shareholder Report	9/30/25 TH6342

Annual Performance	1 Year	5 Year	10 Year
Capital Management Fund Class I	4.78%	3.28%	2.30%
ICE BofA U.S. 1-Month Treasury Bill Index	4.41%	2.97%	2.01%

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Millions)	$3,451.8M
Number of Holdings	184
Annual Portfolio Turnover	0.00%
Total Advisory Fee	$0

What did the Fund invest in?

(as of September 30, 2025)

Types of Holdings	(%)
Commercial Paper	91.6
Repurchase Agreement	2.2
U.S. Treasury Securities	3.9
Mutual Fund	0.0
Other Assets Less Liabilities	2.3
Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit https://www.thornburg.com/download.

(b)	Not applicable.

Item 2. Code of Ethics

Thornburg Investment Trust (the “Trust”) has adopted a code of ethics described in Item 2 of Form N-CSR. A copy of the code of ethics is filed as an exhibit to this Form N-CSR. The Trust has not made any substantive amendments to its code of ethics during the period covered by this report, nor has the Trust granted any waivers from any provisions of its code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert

The Trustees of the Trust have determined that four members of the Trust’s audit committee, Sally Corning, James Weyhrauch, Susan Dubin, and Patrick Talamantes, are each audit committee financial experts as defined in Item 3 of Form N-CSR. Ms. Corning, Mr. Weyhrauch, Ms. Dubin, and Mr. Talamantes are each independent for purposes of Item 3 of Form N-CSR. The Trustees’ determinations in this regard were based upon their current understandings of the definition of “audit committee financial expert” and current interpretations of the definition. The Trustees call attention to the lack of clarity in the definition, and that shareholders and prospective investors may wish to evaluate independently this definition and the qualifications of the Trust’s audit committee. The definition of “audit committee financial expert,” together with comments on the definition, is set forth in the Securities and Exchange Commission’s website (www.sec.gov).

Item 4. Principal Accountant Fees and Services

(a)	Audit Fees

The aggregate fees billed to the Trust in each of the last two fiscal years for the audit of the Trust’s financial statements and for services that are normally provided by PricewaterhouseCoopers LLP, registered independent public accounting firm (“PWC”), in connection with statutory and regulatory filings or requirements for those fiscal years are set out below.

	Year Ended September 30, 2024	Year Ended September 30, 2025
Thornburg Investment Trust	$901,610	$1,004,462

(b)	Audit-Related Fees

The fees billed to the Trust by PWC in each of the last two fiscal years for assurance and related services that are reasonably related to the audit or review of the Trust’s financial statements (and that are not reflected in “Audit Fees,” above) are set out below.

	Year Ended September 30, 2024	Year Ended September 30, 2025
Thornburg Investment Trust	$9,584	$18,750

(c)	Tax Fees

The fees billed to the Trust by PWC in each of the last two fiscal years for professional services rendered by PWC for tax compliance, tax advice or tax planning, including amounts paid in connection with filing foreign tax reclaims, are set out below.

	Year Ended September 30, 2024	Year Ended September 30, 2025
Thornburg Investment Trust	$636,076	$506,266

The amount under Tax Fees for the year ended September 30, 2024 includes amounts for tax compliance of $356,301; tax advice of $0; tax planning of $0; and tax reclaims of $279,775.  For Tax Fees for the year ended September 30, 2025, the amount includes tax fees for tax compliance of $194,206; tax advice of $0; tax planning of $0; and tax reclaims of $312,060.

(d)	All Other Fees

The fees billed to the Trust by PWC in each of the last two fiscal years for all other services rendered by PWC to the Trust are set out below.

	Year Ended September 30, 2024	Year Ended September 30, 2025
Thornburg Investment Trust	$0	$9,600

The figure shown under All Other Fees for the year ended September 30, 2024 includes amounts from out of pocket expenses during the 2023 annual audit. The figure shown under All Other Fees for the year ended September 30, 2025 includes amounts from out of pocket expenses during the 2024 annual audit.

(e)	Audit Committee Pre-Approval Policies and Procedures

As of September 30, 2025, the Trust’s Audit Committee has not adopted pre-approval policies and procedures.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by PwC to the Trust for the fiscal years ended September 30, 2025 and September 20, 2024 were $515,866 and $636,076, respectively. PWC performs no services for the investment advisor, the Funds’ principal underwriter or any other person controlling, controlled by, or under common control with the investment advisor which provides ongoing services to the Funds, and accordingly PwC did not bill any non-audit fees to those persons in either of the Trust’s last two fiscal years.

(h)	Not applicable

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	The schedule of investments for each Fund is filed as part of item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

The following financial statements and financial highlights are attached hereto, in order:

Thornburg Global Opportunities Fund
Thornburg International Equity Fund
Thornburg Better World International Fund
Thornburg International Growth Fund
Thornburg Developing World Fund
Thornburg Small/Mid Cap Core Fund
Thornburg Small/Mid Cap Growth Fund
Thornburg Investment Income Builder Fund
Thornburg Summit Fund
Thornburg Ultra Short Income Fund
Thornburg Limited Term U.S. Government Fund
Thornburg Limited Term Income Fund
Thornburg Core Plus Bond Fund
Thornburg Strategic Income Fund
Thornburg Short Duration Municipal Fund
Thornburg Limited Term Municipal Fund
Thornburg Intermediate Municipal Fund
Thornburg Strategic Municipal Income Fund
Thornburg California Limited Term Municipal Fund
Thornburg New Mexico Intermediate Municipal Fund
Thornburg New York Intermediate Municipal Fund
Thornburg Emerging Markets Managed Account Fund
Thornburg High Income Bond Managed Account Fund
Thornburg Investment Grade Bond Managed Account Fund
Thornburg Municipal Managed Account Fund
Thornburg Capital Management Fund

ANNUAL FINANCIAL STATEMENTS | SEPTEMBER 30, 2025

THORNBURG FUNDS - ALL CLASSES

Annual Financial Statements | September 30, 2025

Table of Contents

Equity Funds

Annual Financial Statements | 3

Investments carry risks, including possible loss of principal. Additional risks may be associated with investments outside the United States, especially in emerging markets, including currency fluctuations, illiquidity, volatility, and political and economic risks. Investments in small- and mid-capitalization companies may increase the risk of greater price fluctuations. Portfolios investing in bonds have the same interest rate, inflation, and credit risks that are associated with the underlying bonds. The value of bonds will fluctuate relative to changes in interest rates, decreasing when interest rates rise. A short position will lose value as the security’s price increases. Theoretically, the loss on a short sale can be unlimited. Investments in derivatives are subject to the risks associated with the securities or other assets underlying the pool of securities, including illiquidity and difficulty in valuation. Please see the Funds’ prospectus for a discussion of the risks associated with an investment in the Funds. Investments in the Funds are not FDIC insured, nor are they deposits of or guaranteed by a bank or any other entity.

4 | Annual Financial Statements

Schedule of Investments

Thornburg Global Opportunities Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES	VALUE

	COMMON STOCK — 97.3%

	AUTOMOBILES & COMPONENTS — 0.9%
	Automobiles — 0.9%
	Mercedes-Benz Group AG	216,703	$13,603,854
			13,603,854
	BANKS — 12.0%
	Banks — 12.0%
	Bank of Ireland Group plc	3,672,393	60,426,730
	BNP Paribas SA	624,194	56,670,160
	Citigroup, Inc.	650,431	66,018,746
			183,115,636
	CAPITAL GOODS — 6.3%
	Aerospace & Defense — 1.5%
	L3Harris Technologies, Inc.	72,951	22,279,965
	Electrical Equipment — 3.4%
	Contemporary Amperex Technology Co. Ltd. Class A	927,712	52,390,650
	Machinery — 1.4%
	Techtronic Industries Co. Ltd.	1,697,669	21,717,301
			96,387,916
	COMMERCIAL & PROFESSIONAL SERVICES — 3.5%
	Professional Services — 3.5%
[a]	CACI International, Inc. Class A	67,141	33,488,588
	Teleperformance SE	268,423	19,961,107
			53,449,695
	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 5.8%
	Broadline Retail — 4.1%
	Alibaba Group Holding Ltd. Sponsored ADR	345,069	61,674,182
	Specialty Retail — 1.7%
	TJX Cos., Inc.	180,031	26,021,681
			87,695,863
	CONSUMER DURABLES & APPAREL — 2.5%
	Household Durables — 2.5%
	Barratt Redrow plc	5,182,544	27,176,033
	Nien Made Enterprise Co. Ltd.	742,379	10,339,913
			37,515,946
	CONSUMER SERVICES — 5.3%
	Hotels, Restaurants & Leisure — 5.3%
	Booking Holdings, Inc.	2,760	14,901,985
	Galaxy Entertainment Group Ltd.	7,439,957	40,995,554
	Round One Corp.	2,757,050	24,366,666
			80,264,205
	CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.8%
	Consumer Staples Distribution & Retail — 1.8%
	Tesco plc	4,556,682	27,301,484
			27,301,484
	ENERGY — 6.6%
	Oil, Gas & Consumable Fuels — 6.6%
	Reliance Industries Ltd.	2,732,266	41,973,908
	Shell plc	838,998	30,008,822
	TotalEnergies SE	454,257	27,588,681
			99,571,411
	FINANCIAL SERVICES — 4.7%
	Capital Markets — 3.1%
	Charles Schwab Corp.	496,507	47,401,523

See notes to financial statements.	Annual Financial Statements | 5

Schedule of Investments, Continued

Thornburg Global Opportunities Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES	VALUE

	Consumer Finance — 1.6%
	Capital One Financial Corp.	113,246	$24,073,835
			71,475,358
	FOOD, BEVERAGE & TOBACCO — 1.1%
	Beverages — 1.1%
	Coca-Cola Icecek AS	15,021,297	16,619,177
			16,619,177
	INSURANCE — 2.6%
	Insurance — 2.6%
	NN Group NV	567,692	39,923,300
			39,923,300
	MATERIALS — 3.4%
	Metals & Mining — 3.4%
	Freeport-McMoRan, Inc.	896,058	35,143,395
[a]	Mineral Resources Ltd.	598,705	16,298,148
			51,441,543
	MEDIA & ENTERTAINMENT — 12.5%
	Interactive Media & Services — 12.5%
	Alphabet, Inc. Class A	342,226	83,195,141
	Meta Platforms, Inc. Class A	82,149	60,328,583
	Tencent Holdings Ltd.	547,313	46,629,510
			190,153,234
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 2.3%
	Pharmaceuticals — 2.3%
	Novo Nordisk AS Class B	655,795	35,548,595
			35,548,595
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.0%
	Semiconductors & Semiconductor Equipment — 4.0%
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,405,853	60,195,491
			60,195,491
	SOFTWARE & SERVICES — 3.3%
	Software — 3.3%
[a]	Adobe, Inc.	40,209	14,183,725
	SAP SE	134,389	35,957,947
			50,141,672
	TECHNOLOGY HARDWARE & EQUIPMENT — 4.1%
	Technology Hardware, Storage & Peripherals — 4.1%
	Samsung Electronics Co. Ltd.	1,037,334	62,030,806
			62,030,806
	TELECOMMUNICATION SERVICES — 14.6%
	Diversified Telecommunication Services — 14.6%
	AT&T, Inc.	1,817,830	51,335,519
	Converge Information & Communications Technology Solutions, Inc.	62,512,505	13,447,707
	Deutsche Telekom AG	550,510	18,749,936
	Orange SA	3,788,462	61,424,758
[a]	Zegona Communications plc	4,695,622	77,676,216
			222,634,136
	TOTAL COMMON STOCK (Cost $777,146,917)		1,479,069,322

	SHORT-TERM INVESTMENTS — 2.8%

[b]	Thornburg Capital Management Fund	4,254,826	42,548,257
	TOTAL SHORT-TERM INVESTMENTS (Cost $42,548,257)		42,548,257

	TOTAL INVESTMENTS — 100.1% (Cost $819,695,174)		$1,521,617,579

6 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Global Opportunities Fund | September 30, 2025

ISSUER-DESCRIPTION	SHARES	VALUE

LIABILITIES NET OF OTHER ASSETS — (0.1)%		(977,644)

NET ASSETS — 100.0%		$1,520,639,935

OUTSTANDING FORWARD CURRENCY CONTRACTS TO BUY OR SELL AT SEPTEMBER 30, 2025

CONTRACT	CONTRACT		CONTRACT	CONTRACT	VALUE	UNREALIZED	UNREALIZED
DESCRIPTION	PARTY*	BUY/SELL	AMOUNT	VALUE DATE	USD	APPRECIATION	DEPRECIATION

Euro	BBH	Sell	186,306,200	12/22/2025	219,753,484	$724,999	$—
Great Britain Pound	SSB	Sell	19,643,800	12/22/2025	26,421,094	219,258	—
Total						$944,257	—
Net unrealized appreciation (depreciation)						$944,257

* Counterparties include State Street Bank and Trust Company (“SSB”) and Brown Brothers Harriman & Co. (“BBH”).

Footnote Legend

a	Non-income producing.
b	Investment in Affiliates.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR          American Depositary Receipt

COUNTRY EXPOSURE *

(percent of equity holdings)

United States	34.4%
France	11.2%
China	10.9%
United Kingdom	8.9%
Taiwan	4.8%
Germany	4.6%
South Korea	4.2%
Ireland	4.1%
India	2.8%
Macao	2.8%
Netherlands	2.7%
Denmark	2.4%
Japan	1.6%
Hong Kong	1.5%
Turkey	1.1%
Australia	1.1%
Philippines	0.9%

* Holdings are classified by country of risk as determined by MSCI and Bloomberg.

See notes to financial statements.	Annual Financial Statements | 7

Schedule of Investments

Thornburg International Equity Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES	VALUE

	COMMON STOCK — 91.7%

	BANKS — 8.1%
	Banks — 8.1%
	BNP Paribas SA	1,366,546	$124,067,806
	ING Groep NV Series N	3,589,281	93,024,000
	Mitsubishi UFJ Financial Group, Inc.	8,650,639	140,038,745
			357,130,551
	CAPITAL GOODS — 16.0%
	Aerospace & Defense — 5.1%
	MTU Aero Engines AG	216,980	99,580,021
	Rheinmetall AG	4,659	10,855,021
	Safran SA	315,867	111,290,242
	Construction & Engineering — 1.9%
	Ferrovial SE	1,460,460	83,640,824
	Electrical Equipment — 6.6%
	ABB Ltd.	1,162,499	83,706,353
	Mitsubishi Electric Corp.	3,294,238	84,714,387
	Schneider Electric SE	435,994	121,622,461
	Industrial Conglomerates — 2.4%
	Hitachi Ltd.	4,000,000	106,298,813
			701,708,122
	COMMERCIAL & PROFESSIONAL SERVICES — 3.4%
	Professional Services — 3.4%
[a]	Kanzhun Ltd. ADR	3,113,133	72,722,787
	Recruit Holdings Co. Ltd.	1,438,584	77,461,841
			150,184,628
	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 2.8%
	Broadline Retail — 2.8%
	Alibaba Group Holding Ltd.	5,379,335	122,352,662
			122,352,662
	CONSUMER DURABLES & APPAREL — 3.0%
	Household Durables — 2.8%
	Sony Group Corp.	4,229,175	121,797,724
	Textiles, Apparel & Luxury Goods — 0.2%
	LVMH Moet Hennessy Louis Vuitton SE	17,622	10,768,687
			132,566,411
	CONSUMER SERVICES — 2.8%
	Hotels, Restaurants & Leisure — 2.8%
	Galaxy Entertainment Group Ltd.	7,319,448	40,331,528
[a,b]	Meituan Class B	6,261,420	84,081,546
			124,413,074
	CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.6%
	Consumer Staples Distribution & Retail — 2.6%
	Alimentation Couche-Tard, Inc.	2,151,498	114,786,755
			114,786,755
	ENERGY — 3.6%
	Oil, Gas & Consumable Fuels — 3.6%
	Shell plc	1,088,361	38,927,901
	TotalEnergies SE	1,987,862	120,730,097
			159,657,998
	FINANCIAL SERVICES — 2.6%
	Capital Markets — 2.6%
	B3 SA - Brasil Bolsa Balcao	16,962,952	42,708,170
	Japan Exchange Group, Inc.	6,215,944	69,458,346
			112,166,516

8 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg International Equity Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES	VALUE

	FOOD, BEVERAGE & TOBACCO — 1.0%
	Beverages — 0.2%
	Diageo plc	452,626	$10,808,116
	Food Products — 0.8%
	Danone SA	404,284	35,200,036
			46,008,152
	HEALTH CARE EQUIPMENT & SERVICES — 1.4%
	Health Care Equipment & Supplies — 1.4%
	Alcon AG	819,701	61,075,921
			61,075,921
	HOUSEHOLD & PERSONAL PRODUCTS — 2.7%
	Personal Care Products — 2.7%
	L’Oreal SA	269,611	116,643,875
			116,643,875
	INSURANCE — 4.4%
	Insurance — 4.4%
	Generali	1,835,423	71,994,527
	NN Group NV	1,632,267	114,790,213
[a]	Sony Financial Group, Inc.	4,071,175	4,514,810
			191,299,550
	MATERIALS — 5.8%
	Chemicals — 3.6%
	Air Liquide SA	267,677	55,581,148
	Linde plc	210,745	100,652,615
	Metals & Mining — 2.2%
	Freeport-McMoRan, Inc.	302,163	11,850,833
	Glencore plc	18,964,115	87,124,493
			255,209,089
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 4.9%
	Pharmaceuticals — 4.9%
	AstraZeneca plc	803,910	120,897,339
	Novo Nordisk AS Class B	252,760	13,701,329
	Roche Holding AG	242,955	79,321,656
			213,920,324
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.0%
	Semiconductors & Semiconductor Equipment — 2.0%
	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	320,600	89,540,374
			89,540,374
	SOFTWARE & SERVICES — 1.6%
	Software — 1.6%
	Constellation Software, Inc.	7,284	19,773,519
	SAP SE	184,736	49,429,099
			69,202,618
	TECHNOLOGY HARDWARE & EQUIPMENT — 6.6%
	Electronic Equipment, Instruments & Components — 1.4%
	Keyence Corp.	170,138	63,483,212
	Technology Hardware, Storage & Peripherals — 5.2%
	FUJIFILM Holdings Corp.	2,596,287	64,624,083
	Samsung Electronics Co. Ltd.	2,716,398	162,435,973
			290,543,268
	TELECOMMUNICATION SERVICES — 2.8%
	Diversified Telecommunication Services — 2.8%
	Internet Initiative Japan, Inc.	1,109,518	19,645,487
	Orange SA	6,364,670	103,194,466
			122,839,953

See notes to financial statements.	Annual Financial Statements | 9

Schedule of Investments, Continued

Thornburg International Equity Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES	VALUE

	TRANSPORTATION — 4.5%
	Air Freight & Logistics — 1.7%
	Deutsche Post AG	1,685,507	$75,078,351
	Ground Transportation — 2.8%
	Canadian Pacific Kansas City Ltd.	1,674,793	124,755,331
			199,833,682
	UTILITIES — 9.1%
	Electric Utilities — 6.7%
	Endesa SA	3,107,127	99,260,026
	Enel SpA	10,399,193	98,479,241
	Iberdrola SA	5,214,347	98,593,321
	Multi-Utilities — 2.4%
	E.ON SE	5,613,432	105,546,114
			401,878,702
	TOTAL COMMON STOCK (Cost $2,776,056,619)		4,032,962,225

	WARRANT — 0.0%

	SOFTWARE & SERVICES — 0.0%
	Software — 0.0%
[a,c]	Constellation Software, Inc., 3/31/2040	16,647	1
			1
	TOTAL WARRANTS (Cost $0)		1

	SHORT-TERM INVESTMENTS — 8.8%
[d]	Thornburg Capital Management Fund	38,746,200	387,461,999
	TOTAL SHORT-TERM INVESTMENTS (Cost $387,461,999)		387,461,999

	TOTAL INVESTMENTS — 100.5% (Cost $3,163,518,618)		$4,420,424,225

	LIABILITIES NET OF OTHER ASSETS — (0.5)%		(23,428,931)

	NET ASSETS — 100.0%		$4,396,995,294

Footnote Legend

a	Non-income producing.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025, the aggregate value of these securities in the Fund’s portfolio was $84,081,546, representing 1.91% of the Fund’s net assets.
c	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.
d	Investment in Affiliates.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR          American Depositary Receipt

10 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg International Equity Fund | September 30, 2025

COUNTRY EXPOSURE *

(percent of equity holdings)

Japan	18.7%
France	16.8%
United States	12.3%
Germany	8.4%
China	6.9%
Canada	6.4%
Netherlands	5.2%
Spain	4.9%
Italy	4.2%
South Korea	4.0%
United Kingdom	3.3%
Taiwan	2.2%
Australia	2.2%
Switzerland	2.1%
Brazil	1.1%
Macao	1.0%
Denmark	0.3%

* Holdings are classified by country of risk as determined by MSCI and Bloomberg.

See notes to financial statements.	Annual Financial Statements | 11

Schedule of Investments

Thornburg Better World International Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES	VALUE

	COMMON STOCK — 96.3%

	AUTOMOBILES & COMPONENTS — 0.7%
	Automobile Components — 0.7%
	Cie Generale des Etablissements Michelin SCA	103,091	$3,696,380
			3,696,380
	BANKS — 6.5%
	Banks — 6.5%
	BNP Paribas SA	190,641	17,308,170
	Mitsubishi UFJ Financial Group, Inc.	965,677	15,632,625
			32,940,795
	CAPITAL GOODS — 15.3%
	Electrical Equipment — 9.5%
	ABB Ltd.	218,654	15,744,296
	Mitsubishi Electric Corp.	584,800	15,038,675
[a]	Pfisterer Holding SE	30,916	2,609,751
	Schneider Electric SE	52,969	14,775,937
	Industrial Conglomerates — 2.8%
	Hitachi Ltd.	545,700	14,501,816
	Machinery — 1.9%
	FANUC Corp.	332,400	9,579,665
	Trading Companies & Distributors — 1.1%
	Bunzl plc	177,764	5,608,693
			77,858,833
	COMMERCIAL & PROFESSIONAL SERVICES — 7.0%
	Commercial Services & Supplies — 3.6%
	Elis SA	470,667	13,527,328
	Waste Connections, Inc.	26,549	4,667,314
	Professional Services — 3.4%
[a]	Kanzhun Ltd. ADR	313,281	7,318,244
	Recruit Holdings Co. Ltd.	181,600	9,778,414
			35,291,300
	CONSUMER DURABLES & APPAREL — 6.7%
	Household Durables — 4.6%
	Barratt Redrow plc	1,432,638	7,512,414
	Sony Group Corp.	547,717	15,773,924
	Textiles, Apparel & Luxury Goods — 2.1%
[a]	Amer Sports, Inc.	66,478	2,310,110
	LVMH Moet Hennessy Louis Vuitton SE	13,770	8,414,756
			34,011,204
	CONSUMER SERVICES — 3.1%
	Hotels, Restaurants & Leisure — 3.1%
	Compass Group plc	228,917	7,786,041
[a,b]	Meituan Class B	573,300	7,698,566
			15,484,607
	CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.3%
	Consumer Staples Distribution & Retail — 2.3%
	Alimentation Couche-Tard, Inc.	214,996	11,470,469
			11,470,469
	FINANCIAL SERVICES — 5.7%
	Capital Markets — 5.7%
	B3 SA - Brasil Bolsa Balcao	993,583	2,501,576
	Deutsche Boerse AG	30,110	8,063,487
	Japan Exchange Group, Inc.	818,700	9,148,336
	Marex Group plc	277,766	9,338,493
			29,051,892

12 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Better World International Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES	VALUE

	FOOD, BEVERAGE & TOBACCO — 2.9%
	Food Products — 2.9%
	Danone SA	171,235	$14,909,020
			14,909,020
	HEALTH CARE EQUIPMENT & SERVICES — 2.9%
	Health Care Equipment & Supplies — 2.9%
	Alcon AG	161,044	11,988,528
	EssilorLuxottica SA	8,252	2,673,961
			14,662,489
	HOUSEHOLD & PERSONAL PRODUCTS — 3.4%
	Personal Care Products — 3.4%
	L’Oreal SA	39,476	17,078,805
			17,078,805
	INSURANCE — 2.8%
	Insurance — 2.8%
	AXA SA	284,418	13,570,555
[a]	Sony Financial Group, Inc.	547,717	607,402
			14,177,957
	MATERIALS — 5.1%
	Chemicals — 4.1%
	Linde plc	33,032	15,776,209
	Novonesis Novozymes B Class B	79,108	4,841,252
	Construction Materials — 1.0%
	Holcim AG	63,382	5,361,653
			25,979,114
	MEDIA & ENTERTAINMENT — 1.0%
	Entertainment — 1.0%
	CTS Eventim AG & Co. KGaA	50,312	4,926,341
			4,926,341
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 5.4%
	Life Sciences Tools & Services — 0.5%
	Lonza Group AG	3,549	2,350,396
	Pharmaceuticals — 4.9%
	AstraZeneca plc	90,466	13,604,879
	Novo Nordisk AS Sponsored ADR	69,393	3,850,618
	Roche Holding AG	23,549	7,688,443
			27,494,336
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.6%
	Semiconductors & Semiconductor Equipment — 2.6%
	ASML Holding NV	5,863	5,700,192
	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	26,655	7,444,475
			13,144,667
	SOFTWARE & SERVICES — 1.1%
	Software — 1.1%
	SAP SE	5,070	1,356,561
	WiseTech Global Ltd.	74,127	4,426,747
			5,783,308
	TECHNOLOGY HARDWARE & EQUIPMENT — 5.8%
	Electronic Equipment, Instruments & Components — 1.4%
	Keyence Corp.	19,700	7,350,617
	Technology Hardware, Storage & Peripherals — 4.4%
	Samsung Electronics Co. Ltd.	370,464	22,153,116
			29,503,733
TELECOMMUNICATION SERVICES — 3.0%

See notes to financial statements.	Annual Financial Statements | 13

Schedule of Investments, Continued

Thornburg Better World International Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES	VALUE

	Diversified Telecommunication Services — 3.0%
	Internet Initiative Japan, Inc.	555,200	$9,830,552
	Orange SA	332,666	5,393,727
			15,224,279
	TRANSPORTATION — 4.4%
	Air Freight & Logistics — 1.6%
	Deutsche Post AG	181,877	8,101,435
	Ground Transportation — 2.8%
	Canadian Pacific Kansas City Ltd.	193,409	14,407,036
			22,508,471
	UTILITIES — 8.6%
	Electric Utilities — 8.6%
	Endesa SA	446,019	14,248,487
	Enel SpA	1,719,906	16,287,325
	Iberdrola SA	696,748	13,174,171
			43,709,983
	TOTAL COMMON STOCK (Cost $384,122,852)		488,907,983

	WARRANT — 0.0%

	SOFTWARE & SERVICES — 0.0%
	Software — 0.0%
[a,c]	Constellation Software, Inc., 3/31/2040	6,276	1
			1
	TOTAL WARRANTS (Cost $0)		1

	SHORT-TERM INVESTMENTS — 3.6%
[d]	Thornburg Capital Management Fund	1,824,590	18,245,901
	TOTAL SHORT-TERM INVESTMENTS (Cost $18,245,901)		18,245,901

	TOTAL INVESTMENTS — 99.9% (Cost $402,368,753)		$507,153,885

	OTHER ASSETS LESS LIABILITIES — 0.1%		679,878

	NET ASSETS — 100.0%		$507,833,763

Footnote Legend

a	Non-income producing.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025, the aggregate value of these securities in the Fund’s portfolio was $7,698,566, representing 1.52% of the Fund’s net assets.
c	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.
d	Investment in Affiliates.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR          American Depositary Receipt

14 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Better World International Fund | September 30, 2025

COUNTRY EXPOSURE *

(percent of equity holdings)

Japan	21.9%
France	19.8%
United States	12.3%
United Kingdom	9.0%
Spain	5.6%
Canada	5.3%
Germany	5.1%
South Korea	4.5%
Switzerland	3.7%
Italy	3.3%
China	3.1%
Denmark	1.8%
Taiwan	1.5%
Netherlands	1.2%
Australia	0.9%
Brazil	0.5%
Finland	0.5%

* Holdings are classified by country of risk as determined by MSCI and Bloomberg.

See notes to financial statements.	Annual Financial Statements | 15

Schedule of Investments

Thornburg International Growth Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES	VALUE

	COMMON STOCK — 98.5%

	AUTOMOBILES & COMPONENTS — 3.2%
	Automobiles — 3.2%
	Ferrari NV	46,909	$22,761,185
			22,761,185
	BANKS — 3.7%
	Banks — 3.7%
	BNP Paribas SA	96,493	8,760,535
	ICICI Bank Ltd.	474,957	7,215,661
[a]	NU Holdings Ltd. Class A	684,962	10,966,242
			26,942,438
	CAPITAL GOODS — 4.2%
	Aerospace & Defense — 1.0%
	Thales SA	22,807	7,138,635
	Trading Companies & Distributors — 3.2%
	AerCap Holdings NV	29,361	3,552,681
	Diploma plc	273,827	19,536,712
			30,228,028
	COMMERCIAL & PROFESSIONAL SERVICES — 1.5%
	Professional Services — 1.5%
	Wolters Kluwer NV	80,775	11,014,962
			11,014,962
	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 7.2%
	Broadline Retail — 7.2%
[a]	MercadoLibre, Inc.	11,051	25,825,524
[a]	Sea Ltd. ADR	146,329	26,153,382
			51,978,906
	CONSUMER DURABLES & APPAREL — 1.4%
	Textiles, Apparel & Luxury Goods — 1.4%
	Brunello Cucinelli SpA	78,608	8,582,949
	Kalyan Jewellers India Ltd.	315,961	1,620,217
			10,203,166
	CONSUMER SERVICES — 1.5%
	Hotels, Restaurants & Leisure — 1.5%
[a]	Flutter Entertainment plc	43,342	11,008,868
			11,008,868
	FINANCIAL SERVICES — 12.3%
	Capital Markets — 7.6%
	Deutsche Boerse AG	76,333	20,442,050
[a,b]	Fairfax India Holdings Corp.	290,989	5,019,560
	Hong Kong Exchanges & Clearing Ltd.	298,074	16,930,038
	Japan Exchange Group, Inc.	653,900	7,306,825
	Marex Group plc	155,735	5,235,811
	Financial Services — 4.7%
	Mastercard, Inc. Class A	60,484	34,403,904
			89,338,188
	HEALTH CARE EQUIPMENT & SERVICES — 4.6%
	Health Care Equipment & Supplies — 4.6%
	Alcon AG	172,795	12,863,302
	Hoya Corp.	148,000	20,490,922
			33,354,224
	HOUSEHOLD & PERSONAL PRODUCTS — 1.8%
	Personal Care Products — 1.8%
	Beiersdorf AG	123,646	12,919,833

16 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg International Growth Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES	VALUE

			12,919,833
	INSURANCE — 1.5%
	Insurance — 1.5%
[a]	PB Fintech Ltd.	548,790	$10,514,245
			10,514,245
	MATERIALS — 3.3%
	Chemicals — 3.3%
	Air Liquide SA	116,062	24,099,415
			24,099,415
	MEDIA & ENTERTAINMENT — 14.0%
	Interactive Media & Services — 14.0%
	Hemnet Group AB	423,418	10,650,215
[a,b]	SMG Swiss Marketplace Group AG	248,899	14,170,093
	Tencent Holdings Ltd.	682,175	58,119,369
	Vend Marketplaces ASA Class A	515,650	18,332,753
			101,272,430
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 10.9%
	Biotechnology — 0.9%
[a,b]	BioArctic AB Class B	85,386	2,702,778
	CSL Ltd.	31,774	4,167,126
	Life Sciences Tools & Services — 3.5%
[a]	ICON plc ADR	19,426	3,399,550
	Lonza Group AG	32,923	21,803,914
	Pharmaceuticals — 6.5%
	AstraZeneca plc	215,755	32,446,673
	Novo Nordisk AS Sponsored ADR	265,206	14,716,281
			79,236,322
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 16.5%
	Semiconductors & Semiconductor Equipment — 16.5%
[a]	Advanced Micro Devices, Inc.	67,624	10,940,887
	ASM International NV	20,339	12,197,402
	ASML Holding NV	19,285	18,749,482
	BE Semiconductor Industries NV	64,507	9,606,919
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,591,131	68,128,681
			119,623,371
	SOFTWARE & SERVICES — 4.5%
	Information Technology Services — 3.5%
	Nomura Research Institute Ltd.	419,500	16,092,393
[a]	Shopify, Inc. Class A	62,894	9,346,677
	Software — 1.0%
[a]	Money Forward, Inc.	174,200	7,052,341
			32,491,411
	TECHNOLOGY HARDWARE & EQUIPMENT — 1.8%
	Communications Equipment — 1.8%
[a]	Arista Networks, Inc.	91,526	13,336,253
			13,336,253
	TRANSPORTATION — 1.1%
	Ground Transportation — 1.1%
	Canadian Pacific Kansas City Ltd.	109,853	8,182,950
			8,182,950
	UTILITIES — 3.5%
	Multi-Utilities — 3.5%
	E.ON SE	1,361,521	25,599,892
			25,599,892
	TOTAL COMMON STOCK (Cost $415,991,192)		714,106,087

See notes to financial statements.	Annual Financial Statements | 17

Schedule of Investments, Continued

Thornburg International Growth Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES	VALUE

	SHORT-TERM INVESTMENTS — 0.8%
[c]	Thornburg Capital Management Fund	558,429	$5,584,294
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,584,294)		5,584,294

	TOTAL INVESTMENTS — 99.3% (Cost $421,575,486)		$719,690,381

	OTHER ASSETS LESS LIABILITIES — 0.7%		5,080,567

	NET ASSETS — 100.0%		$724,770,948

Footnote Legend

a	Non-income producing.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025, the aggregate value of these securities in the Fund’s portfolio was $21,892,431, representing 3.02% of the Fund’s net assets.
c	Investment in Affiliates.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR          American Depositary Receipt

COUNTRY EXPOSURE *

(percent of equity holdings)

United States	11.1%
United Kingdom	9.5%
Taiwan	9.5%
Germany	8.3%
China	8.1%
Netherlands	7.2%
Japan	7.1%
France	5.6%
Brazil	5.1%
Switzerland	5.0%
Italy	4.4%
Singapore	3.7%
India	3.4%
Norway	2.6%
Canada	2.5%
Hong Kong	2.4%
Denmark	2.1%
Sweden	1.9%
Ireland	0.5%

* Holdings are classified by country of risk as determined by MSCI and Bloomberg.

18 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments

Thornburg Developing World Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES	VALUE

	COMMON STOCK — 93.0%

	BANKS — 14.7%
	Banks — 14.7%
	Bank Central Asia Tbk. PT	32,276,900	$14,768,159
	China Construction Bank Corp. Class H	17,269,500	16,599,420
	Credicorp Ltd.	50,043	13,325,450
	ICICI Bank Ltd.	1,109,097	16,849,668
	KB Financial Group, Inc.	112,120	9,229,792
	Piraeus Financial Holdings SA	1,799,464	15,240,743
			86,013,232
	CAPITAL GOODS — 5.5%
	Aerospace & Defense — 1.8%
	LIG Nex1 Co. Ltd.	27,934	10,213,565
	Electrical Equipment — 1.8%
	Contemporary Amperex Technology Co. Ltd. Class A	185,159	10,456,478
	Machinery — 1.9%
	Techtronic Industries Co. Ltd.	888,216	11,362,435
			32,032,478
	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 14.4%
	Broadline Retail — 14.4%
	Alibaba Group Holding Ltd.	975,500	22,187,691
[a]	MercadoLibre, Inc.	3,286	7,679,185
	Naspers Ltd. Class N	130,443	47,242,572
[a]	Sea Ltd. ADR	38,849	6,943,482
			84,052,930
	CONSUMER DURABLES & APPAREL — 1.4%
	Household Durables — 1.4%
	Nien Made Enterprise Co. Ltd.	605,344	8,431,279
			8,431,279
	CONSUMER SERVICES — 3.7%
	Hotels, Restaurants & Leisure — 3.7%
[a]	Eternal Ltd.	2,258,632	8,287,788
	Trip.com Group Ltd. ADR	176,758	13,292,201
			21,579,989
	CONSUMER STAPLES DISTRIBUTION & RETAIL — 4.2%
	Consumer Staples Distribution & Retail — 4.2%
[a]	BBB Foods, Inc. Class A	274,922	7,411,897
	Bid Corp. Ltd.	691,046	17,296,157
			24,708,054
	ENERGY — 3.0%
	Energy Equipment & Services — 1.6%
	ADNOC Drilling Co. PJSC	5,931,099	9,091,106
	Oil, Gas & Consumable Fuels — 1.4%
	Reliance Industries Ltd.	540,304	8,300,316
			17,391,422
	FINANCIAL SERVICES — 1.9%
	Capital Markets — 1.9%
	360 ONE WAM Ltd.	518,410	5,989,328
	Hong Kong Exchanges & Clearing Ltd.	90,800	5,157,268
			11,146,596
	FOOD, BEVERAGE & TOBACCO — 7.0%
	Beverages — 5.6%
	Arca Continental SAB de CV	1,685,800	17,706,262
	Kweichow Moutai Co. Ltd. Class A	43,034	8,729,522
	Varun Beverages Ltd.	1,250,451	6,251,639

See notes to financial statements.	Annual Financial Statements | 19

Schedule of Investments, Continued

Thornburg Developing World Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES	VALUE

	Food Products — 1.4%
	China Mengniu Dairy Co. Ltd.	4,229,200	$8,151,941
			40,839,364
	HEALTH CARE EQUIPMENT & SERVICES — 1.0%
	Health Care Providers & Services — 1.0%
	Bangkok Dusit Medical Services PCL Class F	8,780,500	5,554,706
			5,554,706
	HOUSEHOLD & PERSONAL PRODUCTS — 1.5%
	Personal Care Products — 1.5%
	Proya Cosmetics Co. Ltd. Class A	751,604	8,530,240
			8,530,240
	INSURANCE — 4.6%
	Insurance — 4.6%
	AIA Group Ltd.	2,274,000	21,813,825
[a]	PB Fintech Ltd.	274,265	5,254,632
			27,068,457
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 19.1%
	Semiconductors & Semiconductor Equipment — 19.1%
	MediaTek, Inc.	263,000	11,347,365
	SK Hynix, Inc.	74,488	18,448,794
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,908,625	81,723,067
			111,519,226
	SOFTWARE & SERVICES — 1.2%
	Information Technology Services — 1.2%
	Tata Consultancy Services Ltd.	210,337	6,848,664
			6,848,664
	TECHNOLOGY HARDWARE & EQUIPMENT — 2.8%
	Technology Hardware, Storage & Peripherals — 2.8%
	Samsung Electronics Co. Ltd.	274,593	16,420,194
			16,420,194
	TELECOMMUNICATION SERVICES — 1.4%
	Wireless Telecommunication Services — 1.4%
	Bharti Airtel Ltd.	398,051	8,441,723
			8,441,723
	TRANSPORTATION — 3.7%
	Transportation Infrastructure — 3.7%
	Grupo Aeroportuario del Pacifico SAB de CV Class B	384,481	9,055,306
	Salik Co. PJSC	7,794,840	12,754,247
			21,809,553
	UTILITIES — 1.9%
	Electric Utilities — 1.9%
	Tenaga Nasional Bhd.	3,452,199	10,844,261
			10,844,261
	TOTAL COMMON STOCK (Cost $349,602,906)		543,232,368

	PREFERRED STOCK — 3.9%

	BANKS — 1.8%
	Banks — 1.8%
	Itau Unibanco Holding SA 6.712%	1,470,966	10,798,186
			10,798,186
	ENERGY — 2.1%
	Oil, Gas & Consumable Fuels — 2.1%
	Petroleo Brasileiro SA 9.585%	2,038,919	12,052,119

20 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Developing World Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES	VALUE

			12,052,119
	TOTAL PREFERRED STOCK (Cost $19,630,575)		22,850,305

	SHORT-TERM INVESTMENTS — 3.7%
[b]	Thornburg Capital Management Fund	2,176,864	$21,768,635
	TOTAL SHORT-TERM INVESTMENTS (Cost $21,768,635)		21,768,635

	TOTAL INVESTMENTS — 100.6% (Cost $391,002,116)		$587,851,308

	LIABILITIES NET OF OTHER ASSETS — (0.6)%		(3,563,909)

	NET ASSETS — 100.0%		$584,287,399

Footnote Legend

a	Non-income producing.
b	Investment in Affiliates.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR        American Depositary Receipt

COUNTRY EXPOSURE *

(percent of equity holdings)

Taiwan	17.9%
China	15.5%
India	11.7%
South Africa	11.4%
South Korea	9.6%
Hong Kong	6.8%
Mexico	6.0%
Brazil	5.4%
United Arab Emirates	3.9%
Greece	2.7%
Indonesia	2.6%
Peru	2.4%
Malaysia	1.9%
Singapore	1.2%
Thailand	1.0%

* Holdings are classified by country of risk as determined by MSCI and Bloomberg.

See notes to financial statements.	Annual Financial Statements | 21

Schedule of Investments

Thornburg Small/Mid Cap Core Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES	VALUE

	COMMON STOCK — 99.6%

	BANKS — 5.5%
	Banks — 5.5%
	Pinnacle Financial Partners, Inc.	138,594	$12,998,731
	Western Alliance Bancorp	157,662	13,672,449
			26,671,180
	CAPITAL GOODS — 17.1%
	Aerospace & Defense — 2.6%
[a]	Ducommun, Inc.	129,861	12,483,538
	Building Products — 1.5%
[a]	Builders FirstSource, Inc.	61,365	7,440,506
	Construction & Engineering — 4.7%
	Arcosa, Inc.	105,067	9,845,829
[a]	MYR Group, Inc.	63,451	13,199,711
	Electrical Equipment — 2.7%
	Vertiv Holdings Co. Class A	85,654	12,921,763
	Machinery — 2.7%
	ITT, Inc.	73,025	13,053,949
	Trading Companies & Distributors — 2.9%
	Applied Industrial Technologies, Inc.	53,468	13,957,821
			82,903,117
	COMMERCIAL & PROFESSIONAL SERVICES — 9.6%
	Commercial Services & Supplies — 5.9%
[a]	Casella Waste Systems, Inc. Class A	157,294	14,924,055
[a]	Clean Harbors, Inc.	58,240	13,524,493
	Professional Services — 3.7%
	TransUnion	126,800	10,623,304
[a]	Verra Mobility Corp. Class A	294,350	7,270,445
			46,342,297
	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 2.1%
	Specialty Retail — 2.1%
	Group 1 Automotive, Inc.	23,109	10,110,419
			10,110,419
	CONSUMER DURABLES & APPAREL — 3.2%
	Household Durables — 2.1%
[a]	SharkNinja, Inc.	99,598	10,273,534
	Textiles, Apparel & Luxury Goods — 1.1%
[a]	Deckers Outdoor Corp.	52,699	5,342,097
			15,615,631
	CONSUMER SERVICES — 4.5%
	Diversified Consumer Services — 2.6%
[a]	Adtalem Global Education, Inc.	81,925	12,653,316
	Hotels, Restaurants & Leisure — 1.9%
	Wyndham Hotels & Resorts, Inc.	112,016	8,950,079
			21,603,395
	CONSUMER STAPLES DISTRIBUTION & RETAIL — 3.3%
	Consumer Staples Distribution & Retail — 3.3%
[a]	BJ’s Wholesale Club Holdings, Inc.	117,096	10,919,202
	Casey’s General Stores, Inc.	8,857	5,007,039
			15,926,241
	ENERGY — 5.9%
	Energy Equipment & Services — 2.6%
	TechnipFMC plc	322,317	12,715,406
	Oil, Gas & Consumable Fuels — 3.3%
	DT Midstream, Inc.	96,751	10,938,668

22 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Small/Mid Cap Core Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES	VALUE

	Matador Resources Co.	112,680	$5,062,712
			28,716,786
	EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.5%
	Retail REITs — 1.5%
	Kite Realty Group Trust	337,843	7,533,899
			7,533,899
	FINANCIAL SERVICES — 9.9%
	Capital Markets — 6.1%
	LPL Financial Holdings, Inc.	28,070	9,338,608
	Marex Group plc	389,810	13,105,412
	PJT Partners, Inc. Class A	39,230	6,972,348
	Financial Services — 3.8%
[a]	Repay Holdings Corp. Class A	1,043,772	5,458,928
	Walker & Dunlop, Inc.	153,862	12,865,940
			47,741,236
	FOOD, BEVERAGE & TOBACCO — 2.4%
	Food Products — 2.4%
[a]	SunOpta, Inc.	1,997,688	11,706,452
			11,706,452
	HEALTH CARE EQUIPMENT & SERVICES — 2.6%
	Health Care Providers & Services — 2.6%
[a]	Tenet Healthcare Corp.	61,448	12,476,402
			12,476,402
	INSURANCE — 2.3%
	Insurance — 2.3%
	Assurant, Inc.	50,792	11,001,547
			11,001,547
	MATERIALS — 2.4%
	Chemicals — 2.4%
	Sensient Technologies Corp.	125,693	11,796,288
			11,796,288
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 1.9%
	Biotechnology — 0.8%
[a]	BioMarin Pharmaceutical, Inc.	73,145	3,961,533
	Life Sciences Tools & Services — 1.1%
[a]	Avantor, Inc.	426,961	5,328,474
			9,290,007
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.2%
	Semiconductors & Semiconductor Equipment — 2.2%
[a]	MACOM Technology Solutions Holdings, Inc.	84,278	10,491,768
			10,491,768
	SOFTWARE & SERVICES — 8.3%
	Software — 8.3%
[a]	Agilysys, Inc.	111,876	11,774,949
[a]	CCC Intelligent Solutions Holdings, Inc.	903,811	8,233,718
[a]	Nutanix, Inc. Class A	165,360	12,301,130
[a]	ServiceTitan, Inc. Class A	80,168	8,083,340
			40,393,137
	TECHNOLOGY HARDWARE & EQUIPMENT — 7.0%
	Electronic Equipment, Instruments & Components — 4.7%
[a]	Coherent Corp.	122,827	13,230,925
	Crane NXT Co.	142,960	9,588,327
	Technology Hardware, Storage & Peripherals — 2.3%
[a]	Pure Storage, Inc. Class A	131,571	11,026,965

See notes to financial statements.	Annual Financial Statements | 23

Schedule of Investments, Continued

Thornburg Small/Mid Cap Core Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES	VALUE

			33,846,217
	TRANSPORTATION — 2.2%
	Ground Transportation — 2.2%
[a]	XPO, Inc.	81,415	$10,524,517
			10,524,517
	UTILITIES — 5.7%
	Electric Utilities — 2.4%
	TXNM Energy, Inc.	207,615	11,740,628
	Independent Power and Renewable Electricity Producers — 3.3%
[a]	Talen Energy Corp.	37,603	15,995,564
			27,736,192
	TOTAL COMMON STOCK (Cost $349,238,772)		482,426,728

	SHORT-TERM INVESTMENTS — 0.7%
[b]	Thornburg Capital Management Fund	324,706	3,247,058
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,247,058)		3,247,058

	TOTAL INVESTMENTS — 100.3% (Cost $352,485,830)		$485,673,786

	LIABILITIES NET OF OTHER ASSETS — (0.3)%		(1,277,678)

	NET ASSETS — 100.0%		$484,396,108

Footnote Legend

a	Non-income producing.
b	Investment in Affiliates.

24 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments

Thornburg Small/Mid Cap Growth Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES	VALUE

	COMMON STOCK — 99.5%

	CAPITAL GOODS — 17.5%
	Aerospace & Defense — 2.6%
[a]	StandardAero, Inc.	211,789	$5,779,722
	Building Products — 1.3%
[a]	Builders FirstSource, Inc.	23,170	2,809,363
	Construction & Engineering — 5.4%
	Argan, Inc.	29,249	7,898,693
[a]	MYR Group, Inc.	19,245	4,003,537
	Electrical Equipment — 3.6%
	Vertiv Holdings Co. Class A	52,592	7,934,029
	Machinery — 2.0%
	ITT, Inc.	24,519	4,383,016
	Trading Companies & Distributors — 2.6%
	Applied Industrial Technologies, Inc.	21,665	5,655,648
			38,464,008
	COMMERCIAL & PROFESSIONAL SERVICES — 6.2%
	Commercial Services & Supplies — 3.6%
[a]	Casella Waste Systems, Inc. Class A	82,918	7,867,260
	Professional Services — 2.6%
	TransUnion	68,496	5,738,595
			13,605,855
	CONSUMER DURABLES & APPAREL — 4.7%
	Household Durables — 3.0%
[a]	SharkNinja, Inc.	63,166	6,515,573
	Textiles, Apparel & Luxury Goods — 1.7%
[a]	On Holding AG Class A	90,916	3,850,292
			10,365,865
	CONSUMER SERVICES — 7.1%
	Diversified Consumer Services — 2.7%
[a]	Adtalem Global Education, Inc.	39,264	6,064,325
	Hotels, Restaurants & Leisure — 4.4%
	Churchill Downs, Inc.	29,140	2,826,871
[a]	Dutch Bros, Inc. Class A	77,711	4,067,394
	Wyndham Hotels & Resorts, Inc.	34,226	2,734,657
			15,693,247
	ENERGY — 2.4%
	Energy Equipment & Services — 2.4%
	TechnipFMC plc	134,459	5,304,407
			5,304,407
	FINANCIAL SERVICES — 7.7%
	Capital Markets — 5.6%
	Marex Group plc	132,958	4,470,048
	StepStone Group, Inc. Class A	73,141	4,776,839
	Tradeweb Markets, Inc. Class A	28,653	3,179,910
	Financial Services — 2.1%
[a]	Shift4 Payments, Inc. Class A	58,481	4,526,429
			16,953,226
	FOOD, BEVERAGE & TOBACCO — 4.2%
	Beverages — 2.6%
[a]	Celsius Holdings, Inc.	99,131	5,699,041
	Food Products — 1.6%
[a]	Freshpet, Inc.	64,667	3,563,799
			9,262,840
	HEALTH CARE EQUIPMENT & SERVICES — 7.1%

See notes to financial statements.	Annual Financial Statements | 25

Schedule of Investments, Continued

Thornburg Small/Mid Cap Growth Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES	VALUE

	Health Care Equipment & Supplies — 7.1%
[a]	Artivion, Inc.	132,672	$5,617,333
[a]	Glaukos Corp.	49,069	4,001,577
[a]	Inspire Medical Systems, Inc.	20,364	1,511,009
[a]	Insulet Corp.	14,643	4,520,733
			15,650,652
	MEDIA & ENTERTAINMENT — 2.5%
	Entertainment — 2.5%
[a]	Liberty Media Corp.-Liberty Formula One Class C	51,555	5,384,920
			5,384,920
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 8.9%
	Biotechnology — 6.0%
[a]	Cytokinetics, Inc.	84,719	4,656,156
[a]	Insmed, Inc.	44,048	6,343,352
[a]	Ultragenyx Pharmaceutical, Inc.	69,248	2,082,980
	Life Sciences Tools & Services — 2.9%
[a]	Repligen Corp.	47,797	6,389,025
			19,471,513
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 9.7%
	Semiconductors & Semiconductor Equipment — 9.7%
[a]	Credo Technology Group Holding Ltd.	53,049	7,724,465
[a]	Rambus, Inc.	68,591	7,147,182
[a]	SiTime Corp.	21,037	6,338,659
			21,210,306
	SOFTWARE & SERVICES — 16.7%
	Software — 16.7%
[a]	Agilysys, Inc.	63,386	6,671,376
[a]	CCC Intelligent Solutions Holdings, Inc.	514,429	4,686,448
[a]	Clearwater Analytics Holdings, Inc. Class A	181,830	3,276,577
[a]	CyberArk Software Ltd.	11,465	5,539,315
[a]	JFrog Ltd.	120,173	5,687,788
[a]	Monday.com Ltd.	21,300	4,125,597
[a]	Netskope, Inc. Class A	157,059	3,569,951
[a]	Samsara, Inc. Class A	87,174	3,247,232
			36,804,284
	TECHNOLOGY HARDWARE & EQUIPMENT — 3.4%
	Technology Hardware, Storage & Peripherals — 3.4%
[a]	Pure Storage, Inc. Class A	89,356	7,488,926
			7,488,926
	TRANSPORTATION — 1.4%
	Ground Transportation — 1.4%
[a]	Saia, Inc.	10,368	3,103,764
			3,103,764
	TOTAL COMMON STOCK (Cost $158,814,653)		218,763,813

	SHORT-TERM INVESTMENTS — 0.7%
[b]	Thornburg Capital Management Fund	157,037	1,570,370
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,570,370)		1,570,370

	TOTAL INVESTMENTS — 100.2% (Cost $160,385,023)		$220,334,183

	LIABILITIES NET OF OTHER ASSETS — (0.2)%		(516,776)

	NET ASSETS — 100.0%		$219,817,407

Footnote Legend

a	Non-income producing.

26 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Small/Mid Cap Growth Fund | September 30, 2025

b	Investment in Affiliates.

See notes to financial statements.	Annual Financial Statements | 27

Schedule of Investments

Thornburg Investment Income Builder Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES/ PRINCIPAL AMOUNT	VALUE

	COMMON STOCK — 79.4%

	AUTOMOBILES & COMPONENTS — 0.4%
	Automobiles — 0.4%
	Mercedes-Benz Group AG	1,241,000	$77,905,623
			77,905,623
	BANKS — 10.4%
	Banks — 10.4%
	Bank of Ireland Group plc	19,129,250	314,758,802
	BNP Paribas SA	7,431,300	674,682,806
	Citigroup, Inc.	6,986,967	709,177,150
	JPMorgan Chase & Co.	89,331	28,177,677
	Regions Financial Corp.	4,391,438	115,802,220
			1,842,598,655

	CAPITAL GOODS — 2.9%
	Aerospace & Defense — 2.2%
	BAE Systems plc	11,749,400	325,358,276
	TransDigm Group, Inc.	43,381	57,177,025
	Industrial Conglomerates — 0.7%
	CK Hutchison Holdings Ltd.	19,897,000	131,036,726
			513,572,027

	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 1.1%
	Specialty Retail — 1.1%
	Home Depot, Inc.	505,482	204,816,252
			204,816,252

	CONSUMER STAPLES DISTRIBUTION & RETAIL — 3.2%
	Consumer Staples Distribution & Retail — 3.2%
	BIM Birlesik Magazalar AS	5,157,800	67,112,899
	Tesco plc	83,026,330	497,454,509
			564,567,408

	ENERGY — 6.3%
	Oil, Gas & Consumable Fuels — 6.3%
	Enbridge, Inc.	3,309,521	166,962,326
	Eni SpA	4,369,900	76,269,775
[a,b]	Foresea Holdings SA	147,823	4,685,989
[a,b]	LUKOIL PJSC	314,000	0
[a,b,c]	Malamute Energy, Inc.	12,439	12,439
	Shell plc	2,735,600	97,367,566
	South Bow Corp.	1,939,747	54,887,718
	TC Energy Corp.	3,869,221	210,378,640
	TotalEnergies SE	8,285,200	503,190,361
			1,113,754,814

	EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.1%
	Residential REITs — 0.1%
	Elme Communities	1,599,492	26,967,435
			26,967,435
	FINANCIAL SERVICES — 3.9%
	Capital Markets — 2.1%
	CME Group, Inc.	1,029,423	278,139,800
	MidCap Financial Investment Corp.	3,137,783	37,622,018
[c]	SLR Investment Corp.	4,307,900	65,867,791
	Financial Services — 1.4%
	Equitable Holdings, Inc.	4,814,078	244,458,881
	Mortgage Real Estate Investment Trusts — 0.4%
[c]	Chimera Investment Corp.	4,947,862	65,410,736
			691,499,226

28 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Investment Income Builder Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES/ PRINCIPAL AMOUNT	VALUE

	HEALTH CARE EQUIPMENT & SERVICES — 1.0%
	Health Care Equipment & Supplies — 1.0%
	Medtronic plc	1,829,695	$174,260,152
			174,260,152

	INSURANCE — 5.7%
	Insurance — 5.7%
	ASR Nederland NV	1,051,300	71,316,667
	AXA SA	2,359,200	112,565,498
	Generali	4,133,547	162,138,516
	NN Group NV	9,581,916	673,854,324
			1,019,875,005

	MATERIALS — 1.9%
	Chemicals — 0.2%
	LyondellBasell Industries NV Class A	894,177	43,850,440
	Metals & Mining — 1.7%
	BHP Group Ltd.	6,902,000	194,236,766
	Glencore plc	21,342,700	98,052,133
[a,b]	GMK Norilskiy Nickel PAO	35,140,000	0
			336,139,339

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 4.9%
	Biotechnology — 0.5%
	AbbVie, Inc.	374,958	86,817,775
	Pharmaceuticals — 4.4%
	AstraZeneca plc	1,649,800	248,107,909
	Merck & Co., Inc.	3,351,900	281,324,967
	Novartis AG	641,308	80,657,945
	Pfizer, Inc.	796,223	20,287,762
	Roche Holding AG	464,300	151,587,928
			868,784,286

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 8.3%
	Semiconductors & Semiconductor Equipment — 8.3%
	Broadcom, Inc.	2,176,809	718,151,057
	Taiwan Semiconductor Manufacturing Co. Ltd.	17,649,261	755,702,002
			1,473,853,059

	SOFTWARE & SERVICES — 0.2%
	Information Technology Services — 0.2%
	HCL Technologies Ltd.	2,092,600	32,663,309
			32,663,309

	TECHNOLOGY HARDWARE & EQUIPMENT — 3.3%
	Communications Equipment — 0.9%
	Cisco Systems, Inc.	2,372,335	162,315,161
	Technology Hardware, Storage & Peripherals — 2.4%
	Samsung Electronics Co. Ltd.	6,955,559	415,930,580
			578,245,741

	TELECOMMUNICATION SERVICES — 17.6%
	Diversified Telecommunication Services — 15.9%
	AT&T, Inc.	24,683,451	697,060,656
	Deutsche Telekom AG	4,269,800	145,426,014
[a,b]	Digicel Holdings Ltd.	220,592	200,066
	Koninklijke KPN NV	40,858,000	196,050,782
	Orange SA	69,866,380	1,132,788,309
	Singapore Telecommunications Ltd.	56,926,000	182,258,522
[b]	Zegona Communications plc	28,443,000	470,511,600
	Wireless Telecommunication Services — 1.7%
	Vodafone Group plc	259,065,524	300,196,161

See notes to financial statements.	Annual Financial Statements | 29

Schedule of Investments, Continued

Thornburg Investment Income Builder Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES/ PRINCIPAL AMOUNT	VALUE

			3,124,492,110
	TRANSPORTATION — 1.2%
	Air Freight & Logistics — 1.2%
	Deutsche Post AG	4,817,600	$214,592,679
			214,592,679
	UTILITIES — 7.0%
	Electric Utilities — 5.5%
	Endesa SA	11,805,557	377,139,362
	Enel SpA	62,118,731	588,257,714
	Gas Utilities — 0.5%
	Snam SpA	15,827,000	95,101,140
	Multi-Utilities — 1.0%
	E.ON SE	8,053,300	151,421,540
	Engie SA	1,047,372	22,447,585
			1,234,367,341
	TOTAL COMMON STOCK (Cost $8,227,700,209)		14,092,954,461

	PREFERRED STOCK — 0.2%

	BANKS — 0.1%
	Banks — 0.1%
[d,e,f]	First Horizon Bank 5.44% (TSFR3M + 1.11%), 10/29/2025	12,000	9,120,000
			9,120,000
	ENERGY — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
[e]	Summit Midstream Corp. Series A, 12.284%, 10/30/2025	160,970	25,908,992
			25,908,992
	FINANCIAL SERVICES — 0.0%
	Capital Markets — 0.0%
[e,f]	Morgan Stanley Series A, 5.279% (TSFR3M + 0.96%), 10/30/2025	120,000	2,569,200
			2,569,200
	TOTAL PREFERRED STOCK (Cost $39,114,250)		37,598,192

	ASSET BACKED SECURITIES — 0.9%

	AUTO RECEIVABLES — 0.2%
	Carvana Auto Receivables Trust,
[a,d]	Series 2019-4A Class R, due 10/15/2026	$32,000	0
[d]	Series 2021-P1 Class R, due 12/10/2027	24,000	1,580,007
[d]	Series 2021-P2 Class R, due 5/10/2028	8,000	1,105,804
[d]	Series 2021-P4 Class R, due 9/11/2028	17,500	2,138,244
[d]	Series 2022-P1 Class R, due 1/10/2029	24,000	5,060,098
[d]	CPS Auto Securitization Trust, Series 2021-1A Class A, 7.86% due 6/16/2026	10,217,126	10,178,603
[d]	FHF Trust, Series 2022-2A Class A, 6.14% due 12/15/2027	813,935	816,374
	Flagship Credit Auto Trust,
[d]	Series 2019-3 Class R, due 12/15/2026	60,000	3,353,910
[d]	Series 2019-4 Class R, due 3/15/2027	60,000	3,636,050
[d]	JPMorgan Chase Bank NA - CACLN, Series 2021-1 Class R, 28.348% due 9/25/2028	1,105,701	1,108,474
[d]	United Auto Credit Securitization Trust Series 2022-1 Class R, due 11/10/2028	37,000	1,288,568
			30,266,132
	CREDIT CARD — 0.1%
[d]	Continental Finance Credit Card ABS Master Trust, Series 2024-A Class D, 9.42% due 12/15/2032	9,342,000	9,392,969
[d]	Perimeter Master Notes Business Trust, 8.55% due 9/17/2029	5,000,000	5,060,562
			14,453,531
	OTHER ASSET BACKED — 0.4%
[d]	Aqua Finance Trust, Series 2020-AA Class D, 7.15% due 7/17/2046	6,055,843	5,916,641
[f]	ASP WHCO Partner 2 LP due 3/29/2029	23,750,000	23,750,000

30 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Investment Income Builder Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES/ PRINCIPAL AMOUNT	VALUE

[d]	DataBank Issuer LLC, Series 2024-1A Class A2, 5.30% due 1/26/2054	$10,000,000	$10,002,509
[d]	FAT Brands Fazoli’s Native I LLC, Series 2021-1 Class A2, 7.00% due 7/25/2051	13,687,621	12,691,123
[a,d]	Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2 Class R, due 6/20/2051	42,000	1,777,535
[d]	LendingPoint Asset Securitization Trust, Series 2020-REV1 Class C, 7.699% due 10/15/2028	5,715,294	5,747,614
	Marlette Funding Trust,
[d]	Series 2021-1A Class R, due 6/16/2031	9,550	129,825
[d]	Series 2021-2A Class R, due 9/15/2031	26,000	376,624
[d]	Series 2021-3A Class R, due 12/15/2031	23,881	361,730
	Mosaic Solar Loan Trust,
[d]	Series 2020-2A Class R, due 8/20/2046	6,374,937	1,277,206
[d]	Series 2021-1A Class R, due 12/20/2046	8,500,000	1,235,246
[d]	Series 2021-2A Class R, due 4/22/2047	10,000,000	832,003
[d,f]	Oportun Funding LLC Series 2022-1 Class CERT, due 6/15/2029	11,604	272,730
	Proper Pass-Thru Trust II,
[a,d]	Series 2019-ST2 Class R1, due 11/15/2025	17,477,134	0
[a,d]	Series 2019-ST2 Class R2, due 11/15/2025	8,738,067	0
[d]	Retained Vantage Data Centers Issuer LLC, Series 2023-1A Class A2A, 5.00% due 9/15/2048	5,000,000	5,000,465
	Upstart Pass-Through Trust,
[d]	Series 2021-ST8 Class CERT, due 10/20/2029	4,150,000	611,830
[d]	Series 2021-ST9 Class CERT, due 11/20/2029	1,415,000	295,486
			70,278,567
	STUDENT LOAN — 0.2%
[d]	College Ave Student Loans LLC Series 2023-A Class R, due 5/25/2055	35,000	16,920,883
[d]	MPOWER Education Trust, Series 2025-A Class A, 6.62% due 7/21/2042	13,737,904	13,877,818
[f]	National Collegiate Student Loan Trust, Series 2007-2 Class A4, 4.562% (TSFR1M + 0.40%) due 1/25/2033	5,934,789	5,834,188
[d]	SoFi Professional Loan Program Trust Series 2021-B Class R1, due 2/15/2047	23,000	602,125
			37,235,014
	TOTAL ASSET BACKED SECURITIES (Cost $143,413,819)		152,233,244

	CORPORATE BONDS — 4.6%

	BANKS — 0.1%
	Banks — 0.1%
	Bank of New York Mellon Corp.,
[e,f]	Series F, 4.625% (TSFR3M + 3.39%) due 9/20/2026	1,935,000	1,921,474
[e,f]	Series I, 3.75% (5-Yr. CMT + 2.63%) due 12/20/2026	11,400,000	11,149,884
	KeyBank NA, 5.00% due 1/26/2033	10,250,000	10,312,833
			23,384,191
	CAPITAL GOODS — 0.1%
	Aerospace & Defense — 0.0%
[d]	BWX Technologies, Inc., 4.125% due 6/30/2028	7,500,000	7,324,200
[d]	TransDigm, Inc., 6.75% due 8/15/2028	6,345,000	6,473,423
	Trading Companies & Distributors — 0.1%
	LKQ Corp., 6.25% due 6/15/2033	5,840,000	6,231,922
[d]	Windsor Holdings III LLC, 8.50% due 6/15/2030	7,470,000	7,895,043
			27,924,588
	COMMERCIAL & PROFESSIONAL SERVICES — 0.2%
	Commercial Services & Supplies — 0.2%
[d]	ACCO Brands Corp., 4.25% due 3/15/2029	7,500,000	6,778,575
	CoreCivic, Inc., 8.25% due 4/15/2029	12,869,000	13,599,831
	GEO Group, Inc., 8.625% due 4/15/2029	8,975,000	9,505,422
			29,883,828
	CONSUMER DURABLES & APPAREL — 0.1%
	Household Durables — 0.1%
[d]	CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50% due 10/15/2029	11,475,000	9,040,923
	Leisure Products — 0.0%
	Polaris, Inc., 6.95% due 3/15/2029	5,000,000	5,309,550
			14,350,473

See notes to financial statements.	Annual Financial Statements | 31

Schedule of Investments, Continued

Thornburg Investment Income Builder Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES/ PRINCIPAL AMOUNT	VALUE

	CONSUMER SERVICES — 0.0%
	Hotels, Restaurants & Leisure — 0.0%
	Marriott International, Inc., 4.50% due 10/1/2034	$4,497,000	$4,382,641
			4,382,641
	CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.2%
	Consumer Staples Distribution & Retail — 0.2%
[d]	KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00% due 2/15/2029	24,136,000	25,393,727
[d]	U.S. Foods, Inc., 4.75% due 2/15/2029	5,880,000	5,799,032
			31,192,759
	ENERGY — 1.1%
	Energy Equipment & Services — 0.0%
[d,g]	Empresa Generadora de Electricidad Haina SA, 5.625% due 11/8/2028	7,850,000	7,699,280
	Oil, Gas & Consumable Fuels — 1.1%
[d]	Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625% due 3/15/2029	13,230,000	13,799,948
	Energean Israel Finance Ltd.,
[g]	5.375% due 3/30/2028	6,500,000	6,378,840
[g]	8.50% due 9/30/2033	12,410,941	13,110,546
[f]	Energy Transfer LP, 7.575% (TSFR3M + 3.28%) due 11/1/2066	13,820,000	13,783,239
	Kinder Morgan Energy Partners LP,
	5.00% due 3/1/2043	10,000,000	9,165,500
	5.80% due 3/15/2035	10,000,000	10,469,100
	Kinder Morgan, Inc.,
	5.30% due 12/1/2034	23,630,000	24,101,891
	5.55% due 6/1/2045	5,000,000	4,860,900
[d,g]	Medco Maple Tree Pte. Ltd., 8.96% due 4/27/2029	7,000,000	7,309,890
	Petroleos Mexicanos,
[g]	5.95% due 1/28/2031	10,000,000	9,686,100
[g]	6.70% due 2/16/2032	3,000,000	2,969,490
[g]	7.69% due 1/23/2050	5,650,000	5,135,115
	Sunoco LP,
[d]	7.25% due 5/1/2032	4,892,000	5,137,383
[d,e,f]	7.875% (5-Yr. CMT + 4.23%) due 9/18/2030	7,588,000	7,723,218
	Sunoco LP/Sunoco Finance Corp., 5.875% due 3/15/2028	5,000,000	5,006,500
	Transcontinental Gas Pipe Line Co. LLC, 7.85% due 2/1/2026	32,700,000	32,775,537
	Williams Cos., Inc., 5.75% due 6/24/2044	14,198,000	14,333,165
			193,445,642
	EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.1%
	Diversified REITs — 0.1%
[d]	Iron Mountain, Inc., 7.00% due 2/15/2029	7,500,000	7,722,600
	Vornado Realty LP, 2.15% due 6/1/2026	8,186,500	8,043,154
			15,765,754
	FINANCIAL SERVICES — 0.3%
	Capital Markets — 0.2%
	Blue Owl Credit Income Corp., 7.75% due 9/16/2027	2,500,000	2,626,800
	Blue Owl Technology Finance Corp.,
[d]	3.75% due 6/17/2026	13,000,000	12,881,960
[d]	4.75% due 12/15/2025	13,250,000	13,213,828
[d]	Burford Capital Global Finance LLC, 9.25% due 7/1/2031	11,500,000	12,222,775
[d,g]	Foresea Holdings SA, 7.50% due 6/15/2030	1,520,371	1,484,277
	Hercules Capital, Inc., 2.625% due 9/16/2026	4,098,000	4,025,752
	Financial Services — 0.1%
	Antares Holdings LP,
[d]	3.75% due 7/15/2027	3,000,000	2,919,360
[d]	6.35% due 10/23/2029	5,000,000	5,111,600
[d]	7.95% due 8/11/2028	3,000,000	3,190,170
[d]	United Wholesale Mortgage LLC, 5.50% due 11/15/2025	5,000,000	5,000,700
			62,677,222
	FOOD, BEVERAGE & TOBACCO — 0.2%

32 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Investment Income Builder Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES/ PRINCIPAL AMOUNT	VALUE

	Beverages — 0.0%
[d,g]	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25% due 4/27/2029	$10,443,000	$10,312,254
	Food Products — 0.1%
[d]	Darling Ingredients, Inc., 6.00% due 6/15/2030	4,050,000	4,096,656
[d]	Post Holdings, Inc., 5.50% due 12/15/2029	10,000,000	9,977,800
	Tobacco — 0.1%
[d,g]	Imperial Brands Finance plc, 6.125% due 7/27/2027	5,000,000	5,158,600
[d,g]	JT International Financial Services BV, 6.875% due 10/24/2032	5,000,000	5,602,100
			35,147,410
	INSURANCE — 0.3%
	Insurance — 0.3%
[g]	Enstar Group Ltd., 3.10% due 9/1/2031	8,354,000	7,467,474
	Fidelity National Financial, Inc.,
	2.45% due 3/15/2031	1,617,000	1,432,791
	3.40% due 6/15/2030	8,383,000	7,954,545
	Horace Mann Educators Corp., 7.25% due 9/15/2028	10,000,000	10,729,300
[d]	MetLife, Inc., 9.25% due 4/8/2068	12,000,000	14,360,160
	Stewart Information Services Corp., 3.60% due 11/15/2031	8,101,000	7,252,906
			49,197,176
	MATERIALS — 0.2%
	Chemicals — 0.1%
[d,g]	Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00% due 1/27/2030	3,000,000	2,747,040
	OCP SA,
[d,g]	3.75% due 6/23/2031	1,735,000	1,627,447
[d,g]	4.50% due 10/22/2025	5,000,000	4,996,150
	Containers & Packaging — 0.0%
[d]	Matthews International Corp., 8.625% due 10/1/2027	7,670,000	7,935,766
	Metals & Mining — 0.1%
[d,g]	Navoi Mining & Metallurgical Combinat, 6.70% due 10/17/2028	7,500,000	7,801,125
	WE Soda Investments Holding plc,
[d,g]	9.375% due 2/14/2031	4,150,000	3,974,787
[d,g]	9.50% due 10/6/2028	2,000,000	1,943,360
			31,025,675
	MEDIA & ENTERTAINMENT — 0.1%
	Media — 0.1%
[d]	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75% due 2/1/2032	8,000,000	7,399,680
	Sirius XM Radio LLC,
[d]	3.125% due 9/1/2026	5,000,000	4,936,350
[d]	5.00% due 8/1/2027	7,500,000	7,464,825
			19,800,855
	REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0%
	Real Estate Management & Development — 0.0%
[d]	Cushman & Wakefield U.S. Borrower LLC, 6.75% due 5/15/2028	3,000,000	3,028,410
[d]	Greystar Real Estate Partners LLC, 7.75% due 9/1/2030	2,490,000	2,629,042
			5,657,452
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.0%
	Semiconductors & Semiconductor Equipment — 0.0%
[d]	Qorvo, Inc., 3.375% due 4/1/2031	9,800,000	9,010,904
			9,010,904
	SOFTWARE & SERVICES — 0.4%
	Information Technology Services — 0.1%
[d]	Boost Newco Borrower LLC, 7.50% due 1/15/2031	5,000,000	5,305,350
[d]	Science Applications International Corp., 4.875% due 4/1/2028	7,000,000	6,938,050
	Internet Software & Services — 0.2%
[d]	Arches Buyer, Inc., 4.25% due 6/1/2028	6,500,000	6,369,805
[d]	Cogent Communications Group LLC/Cogent Finance, Inc., 7.00% due 6/15/2027	10,000,000	9,993,900

See notes to financial statements.	Annual Financial Statements | 33

Schedule of Investments, Continued

Thornburg Investment Income Builder Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES/ PRINCIPAL AMOUNT	VALUE

	Prosus NV,
[d,g]	3.061% due 7/13/2031	$11,800,000	$10,706,494
[d,g]	3.832% due 2/8/2051	5,000,000	3,373,500
[d,g]	4.027% due 8/3/2050	5,000,000	3,496,550
	Software — 0.1%
[d]	Fair Isaac Corp., 4.00% due 6/15/2028	7,000,000	6,808,830
[d]	GoTo Group, Inc., 5.50% due 5/1/2028	4,354,350	2,305,658
[d,g]	Open Text Corp., 3.875% due 12/1/2029	10,000,000	9,455,200
			64,753,337
	TECHNOLOGY HARDWARE & EQUIPMENT — 0.1%
	Electronic Equipment, Instruments & Components — 0.1%
	CDW LLC/CDW Finance Corp., 4.25% due 4/1/2028	5,000,000	4,971,150
	Vontier Corp., 2.40% due 4/1/2028	5,832,000	5,553,114
			10,524,264
	TELECOMMUNICATION SERVICES — 0.8%
	Diversified Telecommunication Services — 0.7%
[g]	Deutsche Telekom International Finance BV (Guaranty: Deutsche Telekom AG), 8.75% due 6/15/2030	26,150,000	30,825,359
[g]	Telefonica Emisiones SA (Guaranty: Telefonica SA), 7.045% due 6/20/2036	85,390,000	96,257,585
	Wireless Telecommunication Services — 0.1%
[d,g]	Turkcell Iletisim Hizmetleri AS, 7.45% due 1/24/2030	10,000,000	10,416,900
			137,499,844
	TRANSPORTATION — 0.1%
	Passenger Airlines — 0.1%
	American Airlines Pass-Through Trust,
	Series 2016-3 Class B, 3.75% due 4/15/2027	6,218,246	6,201,332
	Series 2019-1 Class B, 3.85% due 8/15/2029	4,817,054	4,606,549
[d,g]	Pegasus Hava Tasimaciligi AS, 8.00% due 9/11/2031	14,750,000	15,222,443
			26,030,324
	UTILITIES — 0.2%
	Electric Utilities — 0.1%
[d,g]	AES Espana BV, 5.70% due 5/4/2028	4,850,000	4,732,630
	Comision Federal de Electricidad,
[g]	5.00% due 9/29/2036	8,708,000	8,092,519
[d,g]	6.45% due 1/24/2035	8,000,000	8,154,080
	Multi-Utilities — 0.1%
[d,g]	Aegea Finance SARL, 9.00% due 1/20/2031	9,500,000	10,064,585
			31,043,814
	TOTAL CORPORATE BONDS (Cost $760,706,388)		822,698,153

	OTHER GOVERNMENT — 0.1%
[d,g]	Finance Department Government of Sharjah, 3.625% due 3/10/2033	7,000,000	6,274,310
[d,g]	Nigeria Government International Bonds, 7.625% due 11/28/2047	6,000,000	5,161,800
	TOTAL OTHER GOVERNMENT (Cost $9,562,830)		11,436,110

	U.S. GOVERNMENT AGENCIES — 0.0%
[e,f]	Farm Credit Bank of Texas, Series 6, 7.00% (5-Yr. CMT + 3.01%), 9/15/2030	5,000,000	5,236,250
	TOTAL U.S. GOVERNMENT AGENCIES (Cost $5,000,000)		5,236,250

	MORTGAGE BACKED — 2.0%
[d,f]	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO, Series 2022-6 Class A3, 4.30% due 7/25/2067	3,676,016	3,667,766
[d,f]	Barclays Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-INV1 Class A3, 4.53% due 2/25/2062	12,019,837	11,641,764
	Barclays Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f]	Series 2021-NPL1 Class A, 5.00% due 11/25/2051	5,052,850	5,051,268
[d,f]	Series 2022-RPL1 Class A, 4.25% due 2/25/2028	10,128,757	10,081,746
[f]	Bear Stearns ARM Trust, Whole Loan Securities Trust CMO, Series 2003-6 Class 2B1, 6.375% due 8/25/2033	18,343	18,978

34 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Investment Income Builder Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES/ PRINCIPAL AMOUNT	VALUE

	Chase Home Lending Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f]	Series 2019-1 Class B4, 3.88% due 3/25/2050	$950,275	$831,279
[d,f]	Series 2019-1 Class B5, 3.88% due 3/25/2050	444,560	349,138
[d,f]	Series 2019-1 Class B6, 3.88% due 3/25/2050	745,503	481,976
[d,f]	Chase Mortgage Finance Corp., Whole Loan Securities Trust CMO, Series 2016-SH2 Class M4, 3.75% due 12/25/2045	569,272	525,243
	CIM Trust, Whole Loan Securities Trust CMO,
[d,f,h]	Series 2020-J1 Class AIO1, 0.44% due 10/25/2049	49,082,454	1,036,047
[d,f,h]	Series 2020-J1 Class AIO2, 0.50% due 10/25/2049	43,777,541	1,171,290
[d,f,h]	Series 2020-J1 Class AIOS, 0.20% due 10/25/2049	61,010,323	647,198
[d,f]	Series 2020-J1 Class B4, 3.44% due 10/25/2049	1,277,235	1,092,271
[d,f]	Series 2020-J1 Class B5, 3.44% due 10/25/2049	646,115	414,193
[d,f]	Series 2020-J1 Class B6, 3.44% due 10/25/2049	1,145,464	540,042
[d,f,h]	Series 2020-J2 Class AX1, 0.252% due 1/25/2051	94,779,912	1,353,467
[d,f,h]	Series 2020-J2 Class AXS, 0.21% due 1/25/2051	101,345,318	1,233,474
[d,f]	Series 2020-J2 Class B4, 2.752% due 1/25/2051	491,000	236,402
[d,f]	Series 2020-J2 Class B5, 2.752% due 1/25/2051	164,000	77,315
[d,f]	Series 2020-J2 Class B6, 2.752% due 1/25/2051	655,000	262,408
[d,f]	Series 2023-I1 Class M1, 7.051% due 4/25/2058	5,000,000	5,016,589
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[f]	Series 2004-HYB2 Class B1, 6.369% due 3/25/2034	129,131	56,298
[d,f]	Series 2020-EXP1 Class B1, 4.467% due 5/25/2060	2,150,000	1,778,659
[d,f]	Series 2020-EXP1 Class B2, 4.467% due 5/25/2060	1,450,000	1,186,189
[d,f]	Series 2020-EXP1 Class B3, 4.467% due 5/25/2060	725,000	475,910
[d,h]	Series 2020-EXP1 Class XS, due 5/25/2060	31,093,547	1,000,901
[d,f]	Series 2020-EXP2 Class B5, 4.059% due 8/25/2050	585,000	348,963
[d,f]	Series 2020-EXP2 Class B6, 4.059% due 8/25/2050	1,400,000	722,926
[d,f]	Series 2021-J1 Class B4, 2.609% due 4/25/2051	429,000	198,247
[d,f]	Series 2021-J1 Class B5, 2.609% due 4/25/2051	665,000	274,009
[d,f]	Series 2021-J1 Class B6, 2.609% due 4/25/2051	509,528	183,920
[d,f]	Series 2021-J3 Class B4, 2.861% due 9/25/2051	1,033,000	565,435
[d,f]	Series 2021-J3 Class B6, 2.861% due 9/25/2051	573,149	230,834
[d]	Cogent Ipv4 LLC, CMBS, Series 2024-1A Class A2, 7.924% due 5/25/2054	4,385,000	4,552,974
	CSMC Trust, Whole Loan Securities Trust CMO,
[d,f]	Series 2020-AFC1 Class M1, 2.841% due 2/25/2050	3,808,500	3,232,496
[d,f,h]	Series 2021-AFC1 Class AIOS, 0.25% due 3/25/2056	65,213,940	640,127
[d,f]	Series 2021-AFC1 Class B3, 4.315% due 3/25/2056	215,000	151,061
[d,f,h]	Series 2021-AFC1 Class XS, 3.233% due 3/25/2056	68,599,632	11,256,514
[d,f]	Series 2022-NQM5 Class A3, 5.169% due 5/25/2067	3,123,692	3,110,831
[d]	DC Office Trust, CMBS, Series 2019-MTC Class A, 2.965% due 9/15/2045	3,025,000	2,769,740
	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f,h]	Series 2020-2 Class AX1, 0.652% due 8/25/2050	88,805,453	2,929,088
[d,f,h]	Series 2020-2 Class AX2, 0.50% due 8/25/2050	15,220,793	411,208
[d,f]	Series 2020-2 Class B4, 3.652% due 8/25/2050	792,613	688,557
[d,f]	Series 2020-2 Class B5, 3.652% due 8/25/2050	2,377,839	2,062,735
[d,f]	Series 2020-2 Class B6C, 3.495% due 8/25/2050	3,170,452	1,766,893
[d,f,h]	Series 2021-13IN Class AX1, 0.173% due 12/30/2051	149,436,193	1,418,194
[d,f,h]	Series 2021-13IN Class AX17, 0.18% due 12/30/2051	12,388,493	132,858
[d,f,h]	Series 2021-13IN Class AX4, 0.50% due 12/30/2051	11,304,500	336,757
[d,f]	Series 2021-13IN Class B4, 3.353% due 12/30/2051	2,301,133	1,894,395
[d,f]	Series 2021-13IN Class B5, 3.353% due 12/30/2051	451,022	342,637
[d,f]	Series 2021-13IN Class B6C, 3.203% due 12/30/2051	3,957,816	2,519,300
[d,f]	Galton Funding Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-H1 Class B1, 3.386% due 1/25/2060	4,379,900	3,496,166
[d,f]	Glebe Funding Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 8.099% due 11/29/2028	26,417,065	26,712,186
	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO,
[d,f,h]	Series 2020-INV1 Class A11X, 3.392% due 10/25/2050	1,200,920	183,012
[d,f,h]	Series 2020-INV1 Class A12X, 2.907% due 10/25/2050	14,378,937	1,878,233
[d,f,h]	Series 2020-INV1 Class AIOS, 0.189% due 10/25/2050	80,154,243	570,802
[d,f,h]	Series 2020-INV1 Class AX1, due 10/25/2050	52,244,957	522
[d,f,h]	Series 2020-INV1 Class AX2, 0.407% due 10/25/2050	2,591,460	34,276
[d,f,h]	Series 2020-INV1 Class AX4, 0.921% due 10/25/2050	2,789,928	85,941
[d,f]	Series 2020-INV1 Class B4, 3.828% due 10/25/2050	1,771,583	1,549,343
[d,f]	Series 2020-INV1 Class B5, 3.828% due 10/25/2050	1,775,776	1,567,749

See notes to financial statements.	Annual Financial Statements | 35

Schedule of Investments, Continued

Thornburg Investment Income Builder Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES/ PRINCIPAL AMOUNT	VALUE

[d,f]	Series 2020-INV1 Class B6, 3.828% due 10/25/2050	$4,397,865	$3,015,242
[d,f,h]	Series 2020-INV1 Class BX, 0.328% due 10/25/2050	20,219,056	308,824
[d,f]	Homeward Opportunities Fund I Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class B3, 6.427% due 5/25/2065	15,000,000	14,736,870
[d,f]	Homeward Opportunities Fund Trust, Whole Loan Securities Trust CMO, Series 2024-RTL1 Class A1, 7.12% due 7/25/2029	14,900,000	14,956,048
[d,f]	JP Morgan Chase Commercial Mortgage Securities Trust, CMBS, Series 2025-BHR5 Class B, 6.293% (TSFR1M + 2.14%) due 3/15/2040	8,000,000	7,986,237
	JP Morgan Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f,h]	Series 2020-3 Class AX1, 0.133% due 8/25/2050	11,830,116	66,246
[d,f,h]	Series 2020-4 Class A11X, 0.813% (5.14% - TSFR1M) due 11/25/2050	2,305,170	75,387
[d,f,h]	Series 2020-4 Class A3X, 0.50% due 11/25/2050	10,450,103	241,085
[d,f,h]	Series 2020-4 Class AX1, 0.082% due 11/25/2050	38,598,917	96,937
[d,f,h]	Series 2020-4 Class AX3, 3.50% due 11/25/2050	1,067,934	174,742
[d,f,h]	Series 2020-4 Class AX4, 0.55% due 11/25/2050	2,464,611	62,475
[d,f]	Series 2020-4 Class B4, 3.632% due 11/25/2050	1,825,330	1,593,214
[d,f]	Series 2020-4 Class B5, 3.632% due 11/25/2050	842,595	663,561
[d,f]	Series 2020-4 Class B6, 3.536% due 11/25/2050	1,582,548	800,477
[d,f]	Series 2020-7 Class B4, 3.509% due 1/25/2051	2,233,446	1,932,980
[d,f]	Series 2020-7 Class B5, 3.509% due 1/25/2051	1,565,171	956,260
[d,f]	Series 2020-7 Class B6, 3.509% due 1/25/2051	2,260,779	1,100,501
[d,f]	Series 2021-11 Class B5, 3.02% due 1/25/2052	3,528,538	2,774,304
[d,f]	Series 2021-11 Class B6, 2.723% due 1/25/2052	4,006,634	2,021,264
[d,f]	Series 2022-2 Class B4, 3.122% due 8/25/2052	3,095,234	2,448,680
[d,f]	Series 2022-2 Class B5, 3.122% due 8/25/2052	1,644,056	1,076,220
[d,f]	Series 2022-2 Class B6, 2.394% due 8/25/2052	1,795,512	742,752
[d,f]	Series 2022-3 Class B4, 3.097% due 8/25/2052	2,537,740	1,989,774
[d,f]	Series 2022-3 Class B5, 3.097% due 8/25/2052	1,615,176	780,941
[d,f]	Series 2022-3 Class B6, 2.319% due 8/25/2052	1,459,907	602,939
	Mello Mortgage Capital Acceptance, Whole Loan Securities Trust CMO,
[d,f,h]	Series 2021-INV2 Class AX1, 0.11% due 8/25/2051	89,212,321	375,013
[d,f,h]	Series 2021-INV2 Class AX4, 0.70% due 8/25/2051	6,112,669	248,930
[d,f]	Series 2021-INV2 Class B5, 3.31% due 8/25/2051	300,653	239,012
[d,f]	Series 2021-INV2 Class B6, 2.607% due 8/25/2051	1,461,700	798,758
[d,f,h]	Series 2021-INV3 Class AX1, 0.153% due 10/25/2051	108,954,814	714,351
[d,f,h]	Series 2021-INV3 Class AX4, 0.55% due 10/25/2051	8,823,805	237,622
[d,f]	Series 2021-INV3 Class B5, 3.203% due 10/25/2051	419,099	327,836
[d,f]	Series 2021-INV3 Class B6, 3.087% due 10/25/2051	1,856,011	1,040,006
[f]	Merrill Lynch Mortgage Investors Trust, Whole Loan Securities Trust CMO, Series 2004-A4 Class M1, 5.123% due 8/25/2034	538,972	510,408
[f]	MFA Trust, Whole Loan Securities Trust CMO, Series 2024-NPL1 Class A1, 6.33% due 9/25/2054	8,633,884	8,644,390
[d]	Morgan Stanley Capital I Trust, CMBS, Series 2024-BPR2 Class A, 7.291% due 5/5/2029	9,768,833	10,302,079
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,f,h]	Series 2021-INV1 Class AX1, 0.744% due 6/25/2051	87,369,754	3,166,883
[d,f]	Series 2021-INV1 Class B5, 3.244% due 6/25/2051	1,031,760	837,478
[d,f]	Series 2021-INV1 Class B6, 3.177% due 6/25/2051	1,852,042	1,113,686
[d,f]	Series 2024-RTL1 Class A1, 6.664% due 3/25/2039	5,000,000	5,037,739
[d,f]	NRM FHT1 Excess Owner LLC, Whole Loan Securities Trust CMO, Series 2025-FHT1 Class A, 6.545% due 3/25/2032	7,998,380	8,064,886
[d]	NYC Commercial Mortgage Trust, CMBS, Series 2021-909 Class A, 2.941% due 4/10/2043	5,000,000	4,322,393
[d,f]	OBX Trust, Whole Loan Securities Trust CMO, Series 2021-NQM4 Class A1, 1.957% due 10/25/2061	15,836,170	13,409,371
[d,f]	PRET LLC, Whole Loan Securities Trust CMO, Series 2025-NPL3 Class A1, 6.708% due 4/25/2055	23,952,467	24,168,837
[d,f]	PRPM Trust, Whole Loan Securities Trust CMO, Series 2022-NQM1 Class A1, 5.50% due 8/25/2067	7,272,131	7,247,450
[d,f]	Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2019-3 Class B1, 3.81% due 9/25/2059	1,500,000	1,459,826
[d,f]	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-7 Class B3, 3.724% due 10/25/2047	1,824,385	1,632,842
[d,f]	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 5.414% (TSFR1M + 1.26%) due 5/15/2038	5,212,000	5,167,712
	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f,h]	Series 2019-3 Class AIOS, 0.375% due 9/25/2059	41,638,292	591,197
[d,f]	Series 2019-3 Class B2, 5.663% due 9/25/2059	7,910,000	7,335,002
[d,f]	Series 2019-3 Class B3, 6.288% due 9/25/2059	3,366,214	2,905,023
[a,d,f]	Series 2019-3 Class C, due 9/25/2059	950	950
[d]	Series 2019-3 Class XS1, due 9/25/2059	40,954,966	410
[d]	Series 2019-3 Class XS2, due 9/25/2059	39,759,020	2,217,368
[d,f]	SKY Trust, CMBS, Series 2025-LINE Class A, 6.739% (TSFR1M + 2.59%) due 4/15/2042	9,714,035	9,690,640
[d,f]	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO, Series 2019-INV1 Class B1, 3.657% due 9/27/2049	10,000,000	9,569,926
[d,f]	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO, Series 2025-R1 Class A1, 4.00% due 11/27/2057	9,421,258	8,388,138
[d,f]	Visio Trust, Whole Loan Securities Trust CMO, Series 2022-1 Class M1, 5.75% due 8/25/2057	5,351,000	5,332,174

36 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Investment Income Builder Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES/ PRINCIPAL AMOUNT	VALUE

	Wells Fargo Mortgage Backed Securities Trust, Whole Loan Securities Trust CMO,
[d,f,h]	Series 2020-3 Class AIO1, 0.179% due 6/25/2050	$132,363,438	$1,155,242
[d,f]	Series 2020-3 Class B5, 3.179% due 6/25/2050	1,046,000	553,211
[d,f]	Series 2020-3 Class B6, 3.179% due 6/25/2050	1,912,755	910,915
[d,f,h]	Series 2021-INV1 Class AIO2, 0.50% due 8/25/2051	158,422,392	4,533,146
[d,f]	Series 2021-INV1 Class B4, 3.307% due 8/25/2051	3,211,553	2,634,182
[d,f]	Series 2021-INV1 Class B5, 3.307% due 8/25/2051	2,477,484	1,999,268
[d,f]	Series 2021-INV1 Class B6, 3.307% due 8/25/2051	1,888,835	918,828
	TOTAL MORTGAGE BACKED (Cost $341,274,134)		348,053,828

	LOAN PARTICIPATIONS — 0.3%
	COMMERCIAL & PROFESSIONAL SERVICES — 0.1%
	Commercial Services & Supplies — 0.1%
[i]	Imagefirst Holdings LLC, 7.308% (SOFR + 3.25%) due 3/12/2032	19,850,250	19,850,250
			19,850,250
	FOOD, BEVERAGE & TOBACCO — 0.1%
	Beverages — 0.1%
[i,j]	Celsius Holdings, Inc., 7.291% (SOFR + 3.00%) due 4/1/2032	14,202,223	14,215,573
			14,215,573
	HOUSEHOLD & PERSONAL PRODUCTS — 0.1%
	Household Products — 0.1%
[i]	Energizer Holdings, Inc., 6.135% (SOFR + 2.00%) due 3/19/2032	7,231,875	7,228,837
			7,228,837
	MEDIA & ENTERTAINMENT — 0.0%
	Media — 0.0%
[i]	Century De Buyer LLC, 7.301% (SOFR + 3.00%) due 10/30/2030	1,485,038	1,485,498
			1,485,498
	TECHNOLOGY HARDWARE & EQUIPMENT — 0.0%
	Communications Equipment — 0.0%
[i]	GoTo Group, Inc., 9.218% (SOFR + 4.75%) due 4/28/2028	2,240,700	1,216,675
	Technology Hardware, Storage & Peripherals — 0.0%
[i]	Xerox Holdings Corp., 8.002% - 8.163% (SOFR + 4.00%) due 11/19/2029	6,118,182	5,666,966
			6,883,641
	TOTAL LOAN PARTICIPATIONS (Cost $51,005,260)		49,663,799

	SHORT-TERM INVESTMENTS — 11.9%
[c]	Thornburg Capital Management Fund	211,407,538	2,114,075,381
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,114,075,381)		2,114,075,381

	TOTAL INVESTMENTS — 99.4% (Cost $11,691,852,271)		$17,633,949,418

	OTHER ASSETS LESS LIABILITIES — 0.6%		103,993,357

	NET ASSETS — 100.0%		$17,737,942,775

See notes to financial statements.	Annual Financial Statements | 37

Schedule of Investments, Continued

Thornburg Investment Income Builder Fund | September 30, 2025

OUTSTANDING FORWARD CURRENCY CONTRACTS TO BUY OR SELL AT SEPTEMBER 30, 2025
CONTRACT DESCRIPTION	CONTRACT PARTY*	BUY/SELL	CONTRACT AMOUNT	CONTRACT VALUE DATE	VALUE USD	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION
Swiss Franc	SSB	Sell	18,339,500	12/22/2025	23,256,781	$125,865	$—
Euro	BBH	Sell	2,546,017,300	12/22/2025	3,003,100,121	9,907,672	—
Great Britain Pound	SSB	Sell	344,198,100	12/22/2025	462,949,647	3,841,835	—
Total						$13,875,372	—
Net unrealized appreciation (depreciation)						$13,875,372

* Counterparties include State Street Bank and Trust Company (“SSB”) and Brown Brothers Harriman & Co. (“BBH”).

Footnote Legend

a	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.

b	Non-income producing.

c	Investment in Affiliates.

d	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025, the aggregate value of these securities in the Fund’s portfolio was $884,497,263, representing 4.99% of the Fund’s net assets.

e	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

f	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on September 30, 2025.

g	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

h	Interest only.

i	The stated coupon rate represents the greater of the SOFR or the SOFR floor rate plus a spread at September 30, 2025.

j	This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be effective at the time of settlement and will be based upon the Secured Overnight Financing Rate (“SOFR”) plus a premium which was determined at the time of purchase.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities	CMT	Constant Maturity Rate
ARM	Adjustable Rate Mortgage	SOFR	Secured Overnight Financing Rate
CMBS	Commercial Mortgage-Backed Securities	TSFR1M	Term SOFR 1 Month
CMO	Collateralized Mortgage Obligation	TSFR3M	Term SOFR 3 Month

38 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Investment Income Builder Fund | September 30, 2025

COUNTRY EXPOSURE *
(percent of net assets)

United States	30.7%
France	13.8%
United Kingdom	11.1%
Netherlands	5.3%
Italy	5.2%
Taiwan	4.3%
Germany	3.5%
Spain	2.7%
Canada	2.6%
South Korea	2.3%
Ireland	1.8%
Australia	1.7%
Singapore	1.0%
Turkey	0.6%
Mexico	0.2%
India	0.2%
Israel	0.1%
China	0.1%
Dominican Republic	0.1%
Guatemala	0.1%
Brazil	0.1%
Uzbekistan	0.0%	**
Indonesia	0.0%	**
Morocco	0.0%	**
United Arab Emirates	0.0%	**
Japan	0.0%	**
Nigeria	0.0%	**
Cayman Islands	0.0%	**
Luxembourg	0.0%	**
Russian Federation	0.0%	**
Other Assets Less Liabilities	12.5%

* Holdings are classified by country of risk as determined by MSCI and Bloomberg.

** Country percentage was less than 0.1%.

See notes to financial statements.	Annual Financial Statements | 39

Schedule of Investments

Thornburg Summit Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES/ PRINCIPAL AMOUNT	VALUE

	COMMON STOCK — 64.1%

	BANKS — 4.2%
	Banks — 4.2%
	BNP Paribas SA	15,194	$1,379,453
	Citigroup, Inc.	18,874	1,915,711
	JPMorgan Chase & Co.	2,415	761,764
			4,056,928
	CAPITAL GOODS — 2.1%
	Aerospace & Defense — 0.7%
	L3Harris Technologies, Inc.	2,371	724,127
	Building Products — 0.8%
[a]	Builders FirstSource, Inc.	6,219	754,054
	Trading Companies & Distributors — 0.6%
	ITOCHU Corp.	10,000	569,767
			2,047,948
	COMMERCIAL & PROFESSIONAL SERVICES — 0.2%
	Professional Services — 0.2%
	Teleperformance SE	2,904	215,954
			215,954
	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 4.5%
	Broadline Retail — 4.2%
[a]	Amazon.com, Inc.	10,937	2,401,437
	B&M European Value Retail SA	163,416	575,159
[a]	MercadoLibre, Inc.	445	1,039,939
	Specialty Retail — 0.3%
	Home Depot, Inc.	801	324,557
			4,341,092
	CONSUMER DURABLES & APPAREL — 0.3%
	Textiles, Apparel & Luxury Goods — 0.3%
	Kalyan Jewellers India Ltd.	51,807	265,661
			265,661
	CONSUMER SERVICES — 2.4%
	Hotels, Restaurants & Leisure — 2.4%
	Galaxy Entertainment Group Ltd.	205,000	1,129,588
	Round One Corp.	135,500	1,197,542
			2,327,130
	ENERGY — 5.3%
	Energy Equipment & Services — 3.1%
	Liberty Energy, Inc. Class A	74,495	919,268
	Schlumberger NV	34,100	1,172,017
	Tenaris SA ADR	23,649	845,925
	Oil, Gas & Consumable Fuels — 2.2%
	Shell plc	39,413	1,409,703
	TotalEnergies SE	12,107	735,302
			5,082,215
	FINANCIAL SERVICES — 5.0%
	Capital Markets — 2.2%
	Charles Schwab Corp.	10,362	989,260
	CME Group, Inc.	4,088	1,104,537
	Financial Services — 2.8%
	Mastercard, Inc. Class A	2,211	1,257,639
	Visa, Inc. Class A	4,166	1,422,189
			4,773,625
	FOOD, BEVERAGE & TOBACCO — 0.5%

40 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Summit Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES/ PRINCIPAL AMOUNT	VALUE

	Beverages — 0.5%
	Varun Beverages Ltd.	95,568	$477,793
			477,793
	HEALTH CARE EQUIPMENT & SERVICES — 1.2%
	Health Care Equipment & Supplies — 1.2%
	Medtronic plc	11,804	1,124,213
			1,124,213
	MATERIALS — 1.5%
	Chemicals — 0.8%
	Linde plc	1,675	795,625
	Metals & Mining — 0.7%
	Glencore plc	149,403	686,384
			1,482,009
	MEDIA & ENTERTAINMENT — 4.6%
	Interactive Media & Services — 4.6%
	Alphabet, Inc. Class A	9,110	2,214,641
	Meta Platforms, Inc. Class A	3,031	2,225,906
			4,440,547
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 6.1%
	Life Sciences Tools & Services — 1.1%
[a]	ICON plc ADR	6,010	1,051,750
	Pharmaceuticals — 5.0%
	AstraZeneca plc	7,047	1,059,775
	Merck & Co., Inc.	5,273	442,563
	Novo Nordisk AS Class B	8,204	444,713
	Pfizer, Inc.	19,654	500,784
	Roche Holding AG	4,735	1,545,916
	Zoetis, Inc.	5,816	850,997
			5,896,498
	REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
	Real Estate Management & Development — 0.3%
	Colliers International Group, Inc.	1,668	260,873
			260,873
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.6%
	Semiconductors & Semiconductor Equipment — 7.6%
[a]	Advanced Micro Devices, Inc.	4,737	766,399
	ASML Holding NV	748	727,229
	Broadcom, Inc.	4,694	1,548,598
	NVIDIA Corp.	10,463	1,952,186
	Taiwan Semiconductor Manufacturing Co. Ltd.	54,792	2,346,071
			7,340,483
	SOFTWARE & SERVICES — 5.7%
	Information Technology Services — 1.0%
[a]	Shopify, Inc. Class A	6,334	941,296
	Software — 4.7%
	Constellation Software, Inc.	129	350,190
	Microsoft Corp.	2,909	1,506,716
	Open Text Corp.	42,879	1,602,763
	SAP SE	881	235,726
[a]	ServiceNow, Inc.	967	889,911
			5,526,602
	TECHNOLOGY HARDWARE & EQUIPMENT — 4.0%
	Electronic Equipment, Instruments & Components — 0.7%
	Keyence Corp.	1,719	641,407
	Technology Hardware, Storage & Peripherals — 3.3%

See notes to financial statements.	Annual Financial Statements | 41

Schedule of Investments, Continued

Thornburg Summit Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES/ PRINCIPAL AMOUNT	VALUE

	Apple, Inc.	3,103	$790,117
	Samsung Electronics Co. Ltd.	40,534	2,423,864
			3,855,388
	TELECOMMUNICATION SERVICES — 7.3%
	Diversified Telecommunication Services — 7.3%
	AT&T, Inc.	54,682	1,544,220
	Orange SA	119,713	1,940,983
[a]	Zegona Communications plc	211,381	3,496,720
			6,981,923
	TRANSPORTATION — 1.3%
	Ground Transportation — 1.3%
	Canadian Pacific Kansas City Ltd.	16,986	1,265,287
			1,265,287
	TOTAL COMMON STOCK (Cost $40,445,014)		61,762,169

	ASSET BACKED SECURITIES — 5.0%

	AUTO RECEIVABLES — 1.5%
[b]	Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A Class B, 7.70% due 2/15/2029	$250,000	255,030
[b]	CPS Auto Receivables Trust, Series 2022-A Class D, 2.84% due 4/16/2029	157,501	156,257
[b]	Flagship Credit Auto Trust Series 2019-4 Class R, due 3/15/2027	5,000	303,004
[b,c]	Kinetic Advantage Master Owner Trust, Series 2024-1A Class A, 7.022% (SOFR30A + 2.65%) due 11/15/2027	250,000	250,374
	Santander Drive Auto Receivables Trust, Series 2022-7 Class B, 5.95% due 1/17/2028	106,405	106,690
[b]	SBNA Auto Receivables Trust, Series 2025-SF1 Class B, 5.12% due 3/17/2031	152,958	153,190
	Tricolor Auto Securitization Trust,
[b]	Series 2023-1A Class D, 8.56% due 7/15/2027	169,625	157,304
[b]	Series 2024-2A Class A, 6.36% due 12/15/2027	44,707	43,202
			1,425,051
	OTHER ASSET BACKED — 3.0%
[b]	AMCR ABS Trust, Series 2024-A Class A, 6.26% due 8/18/2031	65,698	65,909
[b]	Aqua Finance Trust, Series 2019-A Class B, 3.47% due 7/16/2040	88,347	85,086
[b]	BHG Securitization Trust, Series 2022-C Class B, 5.93% due 10/17/2035	110,013	110,307
[b]	ClickLease Equipment Receivables Trust, Series 2024-1 Class B, 7.34% due 2/15/2030	78,429	78,616
[b]	Crossroads Asset Trust, Series 2025-A Class A2, 4.91% due 2/20/2032	200,000	201,666
[b]	DailyPay Securitization Trust, Series 2025-1A Class D, 8.53% due 6/26/2028	250,000	252,527
[b]	DataBank Issuer LLC, Series 2024-1A Class A2, 5.30% due 1/26/2054	200,000	200,050
[b,d]	ECAF I Ltd., Series 2015-1A Class A2, 4.947% due 6/15/2040	74,085	66,862
[b]	FREED ABS Trust, Series 2022-3FP Class D, 7.36% due 8/20/2029	118,308	118,445
[b,e]	Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2 Class R, due 6/20/2051	2,000	84,645
[b]	InStar Leasing III LLC, Series 2021-1A Class A, 2.30% due 2/15/2054	287,739	265,394
[b]	LendingPoint Pass-Through Trust, Series 2022-ST1 Class A, 2.50% due 3/15/2028	3,497	3,492

[b]	LL ABS Trust, Series 2022-1A Class D, 7.83% due 11/15/2029	185,646	185,646

	Marlette Funding Trust,
[b]	Series 2021-1A Class R, due 6/16/2031	1,200	16,313

[b]	Series 2021-2A Class R, due 9/15/2031	1,150	16,658

[b]	Series 2021-3A Class D, 2.53% due 12/15/2031	75,668	75,297

[b]	Series 2021-3A Class R, due 12/15/2031	1,200	18,177

[b]	Momnt Technologies Trust, Series 2023-1A Class A, 6.92% due 3/20/2045	30,848	31,481

[b]	Mosaic Solar Loan Trust Series 2021-2A Class R, due 4/22/2047	1,150,000	95,680

[b]	Regional Management Issuance Trust, Series 2022-1 Class A, 3.07% due 3/15/2032	142,405	141,783

[b]	Republic Finance Issuance Trust, Series 2021-A Class A, 2.30% due 12/22/2031	21,974	21,920

[b]	SPS Servicer Advance Receivables Trust, Series 2020-T2 Class A, 1.83% due 11/15/2055	300,000	299,267

[b]	Sunbit Asset Securitization Trust, Series 2025-1 Class A, 5.36% due 7/15/2030	225,000	225,966

[b]	Tesla Sustainable Energy Trust, Series 2024-1A Class A2, 5.08% due 6/21/2050	217,459	220,264
			2,881,451
	STUDENT LOAN — 0.5%
[b]	Education Funding Trust, Series 2020-A Class A, 2.79% due 7/25/2041	73,056	71,614
[b]	EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A Class A, 1.80% due 11/25/2045	229,066	211,341
[b]	SoFi Professional Loan Program LLC, Series 2021-B Class AFX, 1.14% due 2/15/2047	242,436	212,577

42 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Summit Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES/ PRINCIPAL AMOUNT	VALUE

			495,532
	TOTAL ASSET BACKED SECURITIES (Cost $4,651,570)		4,802,034

	CORPORATE BONDS — 7.5%

	BANKS — 0.1%
	Banks — 0.1%
[c,f]	Bank of New York Mellon Corp., Series F, 4.625% (TSFR3M + 3.39%) due 9/20/2026	$100,000	$99,301
			99,301
	COMMERCIAL & PROFESSIONAL SERVICES — 0.2%
	Commercial Services & Supplies — 0.2%
[b]	Clean Harbors, Inc., 4.875% due 7/15/2027	200,000	199,658
			199,658
	CONSUMER DURABLES & APPAREL — 0.3%
	Textiles, Apparel & Luxury Goods — 0.3%
	Under Armour, Inc., 3.25% due 6/15/2026	300,000	296,598
			296,598
	ENERGY — 1.3%
	Energy Equipment & Services — 0.4%
[b,d]	Empresa Generadora de Electricidad Haina SA, 5.625% due 11/8/2028	350,000	343,280
	Oil, Gas & Consumable Fuels — 0.9%
	Ecopetrol SA,
[d]	7.75% due 2/1/2032	125,000	129,230
[d]	8.875% due 1/13/2033	117,000	126,795
[c,f]	Energy Transfer LP, Series H, 6.50% (5-Yr. CMT + 5.69%) due 11/15/2026	225,000	226,364
	Petroleos Mexicanos,
[d]	5.95% due 1/28/2031	120,000	116,233
[d]	7.69% due 1/23/2050	315,000	286,294
			1,228,196
	EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.5%
	Diversified REITs — 0.5%
[b]	American Tower Trust #1, 3.652% due 3/15/2048	300,000	294,897
	SBA Tower Trust,
[b]	1.631% due 5/15/2051	200,000	194,161
[b]	6.599% due 11/15/2052	13,000	13,348
			502,406
	FINANCIAL SERVICES — 1.6%
	Capital Markets — 1.1%
[b]	Blue Owl Technology Finance Corp., 4.75% due 12/15/2025	179,000	178,511
[b]	Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV (GBP), 8.50% due 1/15/2031	250,000	361,543
[b]	Burford Capital Global Finance LLC, 9.25% due 7/1/2031	250,000	265,712
	Hercules Capital, Inc., 2.625% due 9/16/2026	250,000	245,593
	Financial Services — 0.5%
[b]	Antares Holdings LP, 6.50% due 2/8/2029	250,000	255,547
[b,c,f]	Depository Trust & Clearing Corp., Series D, 3.375% (5-Yr. CMT + 2.61%) due 6/20/2026	250,000	245,550
			1,552,456
	HEALTH CARE EQUIPMENT & SERVICES — 0.3%
	Health Care Providers & Services — 0.3%
[b]	Highmark, Inc., 1.45% due 5/10/2026	250,000	245,165
			245,165
	MATERIALS — 0.5%
	Containers & Packaging — 0.3%
	Berry Global, Inc., 1.57% due 1/15/2026	275,000	272,629
	Metals & Mining — 0.2%
[b,d]	WE Soda Investments Holding plc, 9.375% due 2/14/2031	200,000	191,556

See notes to financial statements.	Annual Financial Statements | 43

Schedule of Investments, Continued

Thornburg Summit Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES/ PRINCIPAL AMOUNT	VALUE

			464,185
	MEDIA & ENTERTAINMENT — 0.5%
	Media — 0.5%
[b]	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50% due 8/15/2030	$500,000	$472,265
			472,265
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.0%
	Life Sciences Tools & Services — 0.0%
[b]	Avantor Funding, Inc. (EUR), 2.625% due 11/1/2025	38,461	45,139
			45,139
	SOFTWARE & SERVICES — 0.4%
	Internet Software & Services — 0.3%
[b]	Prosus NV (EUR), 1.288% due 7/13/2029	285,000	312,979
	Software — 0.1%
[b]	GoTo Group, Inc., 5.50% due 5/1/2028	184,029	97,444
			410,423
	TELECOMMUNICATION SERVICES — 0.3%
	Wireless Telecommunication Services — 0.3%
[b,d]	Turkcell Iletisim Hizmetleri AS, 7.45% due 1/24/2030	250,000	260,423
			260,423
	TRANSPORTATION — 0.2%
	Passenger Airlines — 0.2%
[b,d]	Pegasus Hava Tasimaciligi AS, 8.00% due 9/11/2031	200,000	206,406
			206,406
	UTILITIES — 1.3%
	Electric Utilities — 1.0%
	Black Hills Corp., 6.15% due 5/15/2034	250,000	266,935
[c,d]	Emera, Inc., Series 16-A, 6.75% (SOFR 3 Month + 5.44%) due 6/15/2076	200,000	201,226
[b]	FirstEnergy Pennsylvania Electric Co., 5.15% due 3/30/2026	275,000	275,993
[c]	Southern Co., Series B, 4.00% (5-Yr. CMT + 3.73%) due 1/15/2051	200,000	199,272
	Multi-Utilities — 0.3%
[b,d]	Aegea Finance SARL, 9.00% due 1/20/2031	250,000	264,857
			1,208,283
	TOTAL CORPORATE BONDS (Cost $6,978,553)		7,190,904

	OTHER GOVERNMENT — 1.6%
	Australia Government Bonds (AUD), Series 166, 3.00% due 11/21/2033	500,000	304,501
	Brazil Notas do Tesouro Nacional (BRL), Series F, 10.00% due 1/1/2029	1,000,000	177,422
[b]	Dominican Republic International Bonds (DOP), 10.75% due 6/1/2036	13,000,000	225,901
	Egypt Government Bonds (EGP), Series 3Y, 23.865% due 6/4/2027	7,075,000	147,836
[d]	Panama Bonos del Tesoro, 3.362% due 6/30/2031	100,000	89,221
[b]	Republic of Uzbekistan International Bonds (UZS), 16.625% due 5/29/2027	4,500,000,000	389,857
	U.K. Gilts (GBP), 1.625% due 10/22/2028	140,000	176,300
	TOTAL OTHER GOVERNMENT (Cost $1,449,179)		1,511,038

	U.S. TREASURY SECURITIES — 8.8%
	U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/2051	570,745	316,496
	U.S. Treasury Inflation-Indexed Notes,
	0.125%, 1/15/2031	936,895	879,876
	1.125%, 1/15/2033	238,579	231,244
	1.75%, 1/15/2034	524,389	526,909
	2.125%, 4/15/2029	161,877	167,081
	U.S. Treasury Notes,
	1.75%, 8/15/2041	1,230,000	834,478
	2.00%, 11/15/2041	400,000	280,875
	4.00%, 2/15/2034	800,000	798,000
	4.25%, 11/15/2034	690,000	697,978

44 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Summit Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES/ PRINCIPAL AMOUNT	VALUE

	4.375%, 5/15/2034	$505,000	$516,757
	4.50%, 11/15/2033	1,055,000	1,090,936
	4.75%, 2/15/2045 - 5/15/2055	1,145,000	1,151,843
	U.S. Treasury Strip Coupon, 8.297%, 11/15/2043	2,550,000	1,046,964
	TOTAL U.S. TREASURY SECURITIES (Cost $8,376,219)		8,539,437

	MORTGAGE BACKED — 10.2%
[b,c]	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-5 Class M1, 2.97% due 5/25/2065	60,000	55,022
[b]	BXP Trust, CMBS, Series 2021-601L Class A, 2.618% due 1/15/2044	325,000	281,581
[b]	Century Plaza Towers, CMBS, Series 2019-CPT Class A, 2.865% due 11/13/2039	245,000	225,102
[b,c]	CSMC Trust, Whole Loan Securities Trust CMO, Series 2021-RPL4 Class A1, 4.136% due 12/27/2060	120,731	120,404
[b]	DC Office Trust, CMBS, Series 2019-MTC Class A, 2.965% due 9/15/2045	250,000	228,904
	Federal Home Loan Mtg Corp., Pool SE9046, 3.00% due 12/1/2051	225,793	199,291
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO, Series 2019-1 Class MA, 3.50% due 7/25/2058	34,597	33,022
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool SD1669, 2.50% due 1/1/2052	250,050	210,831
	Pool SD4175, 2.50% due 6/1/2052	991,650	839,661
	Pool SD8242, 3.00% due 9/1/2052	543,419	478,796
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO, Series 2017-SC02 Class 1A, 3.00% due 5/25/2047	59,251	50,919
	Federal National Mtg Assoc., UMBS Collateral,
	Pool BV4119, 2.50% due 3/1/2052	575,206	487,000
	Pool CB1388, 2.50% due 8/1/2051	489,799	415,862
	Pool CB2301, 3.00% due 12/1/2051	428,295	376,382
	Pool FM8761, 2.50% due 9/1/2051	357,895	301,874
	Pool FS6130, 2.50% due 7/1/2052	187,018	158,354
	Pool FS6157, 3.00% due 9/1/2052	919,506	810,587
	Pool MA4512, 2.50% due 1/1/2052	677,487	573,559
	Pool MA4548, 2.50% due 2/1/2052	489,023	413,854
	Pool MA4653, 3.00% due 7/1/2052	482,230	424,940
[b,c]	GCAT Trust, Whole Loan Securities Trust CMO, Series 2021-CM2 Class A1, 2.352% due 8/25/2066	133,908	125,283
	Government National Mtg Assoc.,
	Pool MA7368, 3.00% due 5/20/2051	218,798	195,746
	Pool MA8098, 3.00% due 6/20/2052	285,554	255,129
[b,c]	Hudson Yards Mortgage Trust, CMBS, Series 2019-55HY Class A, 3.041% due 12/10/2041	245,000	229,442
[b,c]	Imperial Fund Mortgage Trust, Whole Loan Securities Trust CMO, Series 2021-NQM2 Class A1, 1.073% due 9/25/2056	162,551	138,170
[b,c]	MFA Trust, Whole Loan Securities Trust CMO, Series 2022-CHM1 Class A1, 4.875% due 9/25/2056	223,447	221,822
[c]	Morgan Stanley Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2024-RPL1 Class A1, 4.00% due 6/25/2064	304,523	297,947
[b,c]	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-NQM3 Class A1, 3.90% due 4/25/2062	300,613	284,743
[b,c]	NRM FHT1 Excess Owner LLC, Whole Loan Securities Trust CMO, Series 2025-FHT1 Class A, 6.545% due 3/25/2032	225,306	227,180
[b]	One Bryant Park Trust, CMBS, Series 2019-OBP Class A, 2.516% due 9/15/2054	250,000	230,051
[b,c]	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 5.414% (TSFR1M + 1.26%) due 5/15/2038	174,000	172,521
[b,c]	SKY Trust, CMBS, Series 2025-LINE Class A, 6.739% (TSFR1M + 2.59%) due 4/15/2042	232,939	232,378
[b]	SLG Office Trust, CMBS, Series 2021-OVA Class A, 2.585% due 7/15/2041	250,000	222,069
[b,c]	TIAA Bank Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2018-2 Class B3, 3.658% due 7/25/2048	140,743	128,620
[b,c]	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO, Series 2025-R1 Class A1, 4.00% due 11/27/2057	235,531	209,703
	TOTAL MORTGAGE BACKED (Cost $9,635,583)		9,856,749

	LOAN PARTICIPATIONS — 0.2%
	COMMERCIAL & PROFESSIONAL SERVICES — 0.2%
	Commercial Services & Supplies — 0.2%
[g]	Imagefirst Holdings LLC, 7.308% (SOFR + 3.25%) due 3/12/2032	199,500	199,500
			199,500
	TOTAL LOAN PARTICIPATIONS (Cost $199,029)		199,500
	SHORT-TERM INVESTMENTS — 2.0%
[h]	Thornburg Capital Management Fund	194,318	1,943,173
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,943,173)		1,943,173
	TOTAL INVESTMENTS — 99.4% (Cost $73,678,320)		$95,805,004

See notes to financial statements.	Annual Financial Statements | 45

Schedule of Investments, Continued

Thornburg Summit Fund | September 30, 2025

ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

OTHER ASSETS LESS LIABILITIES — 0.6%		587,607
NET ASSETS — 100.0%		$96,392,611

OUTSTANDING FORWARD CURRENCY CONTRACTS TO BUY OR SELL AT SEPTEMBER 30, 2025
CONTRACT DESCRIPTION	CONTRACT PARTY*	BUY/SELL	CONTRACT AMOUNT	CONTRACT VALUE DATE	VALUE USD	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION
Euro	SSB	Buy	2,862,000	10/31/2025	3,366,060	$42,062	$—
Japanese Yen	MSC	Buy	351,500,000	10/31/2025	2,384,111	—	(7,625)
Total						$42,062	$(7,625)
Net unrealized appreciation (depreciation)						$34,437

* Counterparties include State Street Bank and Trust Company (“SSB”) and Morgan Stanely & Co. Inc. (“MSC”).

Footnote Legend

a	Non-income producing.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025, the aggregate value of these securities in the Fund’s portfolio was $13,368,531, representing 13.87% of the Fund’s net assets.

c	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on September 30, 2025.

d	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

e	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.

f	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

g	The stated coupon rate represents the greater of the SOFR or the SOFR floor rate plus a spread at September 30, 2025.

h	Investment in Affiliates.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities	EUR	Denominated in Euro
ADR	American Depositary Receipt	GBP	Denominated in Pound Sterling
AUD	Denominated in Australian Dollar	Mtg	Mortgage
BRL	Denominated in Brazilian Real	SOFR	Secured Overnight Financing Rate
CMBS	Commercial Mortgage-Backed Securities	SOFR30A	Secured Overnight Financing Rate 30-Day Average
CMO	Collateralized Mortgage Obligation	TSFR1M	Term SOFR 1 Month
CMT	Constant Maturity Rate	TSFR3M	Term SOFR 3 Month
DOP	Denominated in Dominican Peso	UMBS	Uniform Mortgage-Backed Securities
EGP	Denominated in Egyptian Pound	UZS	Denominated in Uzbekistani Som

46 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Summit Fund | September 30, 2025

COUNTRY EXPOSURE *

(percent of net assets)

United States	65.6%
United Kingdom	5.5%
Canada	5.1%
France	4.4%
South Korea	2.5%
Japan	2.5%
Taiwan	2.4%
Brazil	1.5%
Macao	1.2%
Netherlands	1.1%
Australia	1.0%
India	0.8%
Turkey	0.7%
Dominican Republic	0.6%
Denmark	0.5%
Mexico	0.4%
Uzbekistan	0.4%
China	0.3%
Colombia	0.3%
Germany	0.2%
Egypt	0.2%
Panama	0.1%
Cayman Islands	0.1%
Other Assets Less Liabilities	2.6%

*	Holdings are classified by country of risk as determined by MSCI and Bloomberg.

See notes to financial statements.	Annual Financial Statements | 47

Statements of Assets and Liabilities

September 30, 2025

	THORNBURG GLOBAL OPPORTUNITIES FUND	THORNBURG INTERNATIONAL EQUITY FUND	THORNBURG BETTER WORLD INTERNATIONAL FUND	THORNBURG INTERNATIONAL GROWTH FUND	THORNBURG DEVELOPING WORLD FUND
ASSETS
Investments at cost
Non-affiliated issuers	$777,146,917	$2,776,056,619	$384,122,852	$415,991,192	$369,233,481
Non-controlled affiliated issuers	42,548,257	387,461,999	18,245,901	5,584,294	21,768,635
Investments at value
Non-affiliated issuers	1,479,069,322	4,032,962,226	488,907,984	714,106,087	566,082,673
Non-controlled affiliated issuers	42,548,257	387,461,999	18,245,901	5,584,294	21,768,635
Foreign currency at value (a)	1,901,755	3,759,633	579,889	293,451	18,173
Unrealized appreciation on forward currency contracts	944,257	-	-	-	-
Receivable for investments sold	-	29,533,798	-	3,302,833	-
Receivable for fund shares sold	1,272,216	7,757,059	306,819	247,999	270,462
Dividends receivable	1,256,025	14,522,152	1,713,334	844,152	1,211,098
Tax reclaims receivable	1,815,788	8,384,909	1,015,005	2,238,875	-
Prepaid expenses and other assets	89,586	113,736	54,087	26,365	18,276

Total Assets	1,528,897,206	4,484,495,512	510,823,019	726,644,056	589,369,317

LIABILITIES
Payable for investments purchased	107,225	73,646,878	837,904	20,233	78,836
Payable for fund shares redeemed	882,310	3,459,786	1,436,983	818,921	3,403,433
Payable to investment advisor and other affiliates	1,222,575	2,930,905	319,252	537,661	434,780
IRS compliance fees for foreign withholding tax claims payable	-	6,084,924	-	-	-
Deferred taxes payable	5,645,976	-	-	-	370,567
Accounts payable and accrued expenses	399,185	1,374,227	395,117	496,293	794,302
Dividends payable	-	3,498	-	-	-

Total Liabilities	8,257,271	87,500,218	2,989,256	1,873,108	5,081,918

NET ASSETS	$1,520,639,935	$4,396,995,294	$507,833,763	$724,770,948	$584,287,399

NET ASSETS CONSIST OF
Net capital paid in on shares of beneficial interest	$735,048,577	$2,977,913,501	$411,902,405	$421,418,614	$495,886,942
Distributable earnings	785,591,358	1,419,081,793	95,931,358	303,352,334	88,400,457

NET ASSETS	$1,520,639,935	$4,396,995,294	$507,833,763	$724,770,948	$584,287,399

48 | Annual Financial Statements

Statements of Assets and Liabilities, Continued

September 30, 2025

	THORNBURG GLOBAL OPPORTUNITIES FUND	THORNBURG INTERNATIONAL EQUITY FUND	THORNBURG BETTER WORLD INTERNATIONAL FUND	THORNBURG INTERNATIONAL GROWTH FUND	THORNBURG DEVELOPING WORLD FUND
NET ASSET VALUE
Class A Shares:
Net assets applicable to shares outstanding	$391,006,178	$469,429,787	$39,870,360	$88,769,043	$73,994,636
Shares outstanding	8,210,431	14,644,994	1,881,835	3,476,977	2,851,997
Net asset value and redemption price per share	$47.62	$32.05	$21.19	$25.53	$25.94

Maximum offering price per share (net asset value, plus 4.50% of offering price)	$49.86	$33.56	$22.19	$26.73	$27.16

Class C Shares:
Net assets applicable to shares outstanding	22,336,716	10,960,120	5,386,787	4,029,777	6,350,130
Shares outstanding	495,636	404,770	262,737	182,418	261,295
Net asset value and redemption price per share*	45.07	27.08	20.50	22.09	24.30

Class I Shares:
Net assets applicable to shares outstanding	966,052,362	2,967,479,141	462,576,616	528,818,924	466,106,790
Shares outstanding	20,161,061	88,448,349	21,142,893	19,844,756	17,498,917
Net asset value and redemption price per share	47.92	33.55	21.88	26.65	26.64

Class R3 Shares:
Net assets applicable to shares outstanding	2,954,814	144,187,586	-	3,715,694	-
Shares outstanding	62,887	4,510,414	-	148,553	-
Net asset value and redemption price per share	46.99	31.97	-	25.01	-

Class R4 Shares:
Net assets applicable to shares outstanding	6,303,390	109,321,464	-	5,370,253	-
Shares outstanding	133,581	3,452,544	-	212,749	-
Net asset value and redemption price per share	47.19	31.66	-	25.24	-

Class R5 Shares:
Net assets applicable to shares outstanding	21,600,072	94,843,313	-	4,947,209	3,009,001
Shares outstanding	449,924	2,830,831	-	184,923	113,347
Net asset value and redemption price per share	48.01	33.50	-	26.75	26.55

Class R6 Shares:
Net assets applicable to shares outstanding	110,386,403	600,773,883	-	89,120,048	34,826,842
Shares outstanding	2,291,837	18,002,312	-	3,315,250	1,303,959
Net asset value and redemption price per share	48.17	33.37	-	26.88	26.71

(a)	Cost of foreign currency is $1,899,590; $3,762,672; $579,222; $293,113; $18,226 respectively.
*	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

Annual Financial Statements | 49

Statements of Assets and Liabilities, Continued

September 30, 2025

	THORNBURG SMALL/MID CAP CORE FUND	THORNBURG SMALL/MID CAP GROWTH FUND	THORNBURG INVESTMENT INCOME BUILDER FUND	THORNBURG SUMMIT FUND
ASSETS
Investments at cost
Non-affiliated issuers	$349,238,772	$158,814,653	$9,368,822,851	$71,735,147
Non-controlled affiliated issuers	3,247,058	1,570,370	2,323,029,420	1,943,173
Investments at value
Non-affiliated issuers	482,426,728	218,763,813	15,388,583,071	93,861,831
Non-controlled affiliated issuers	3,247,058	1,570,370	2,245,366,347	1,943,173
Cash	-	-	2,044,432	186,797
Foreign currency at value (a)	-	-	22,606,152	46,263
Unrealized appreciation on forward currency contracts	-	-	13,875,372	42,062
Receivable for investments sold	1,071,947	-	18,696,775	96,418
Receivable for fund shares sold	33,653	12,413	18,668,720	10,417
Dividends receivable	128,765	4,662	27,990,347	89,805
Tax reclaims receivable	-	1,687	43,500,410	43,371
Principal and interest receivable	-	-	15,208,962	230,488
Prepaid expenses and other assets	40,776	30,840	152,153	10,711

Total Assets	486,948,927	220,383,785	17,796,692,741	96,561,336

LIABILITIES
Unrealized depreciation on forward currency contracts	-	-	-	7,625
Payable for investments purchased	1,218,385	4,662	12,782,971	8,912
Payable for fund shares redeemed	560,830	176,664	6,101,897	19,000
Payable to investment advisor and other affiliates	485,056	206,525	13,524,482	10,105
Deferred taxes payable	-	-	1,090,328	-
Accounts payable and accrued expenses	288,548	178,527	2,671,141	123,083
Dividends payable	-	-	22,579,147	-

Total Liabilities	2,552,819	566,378	58,749,966	168,725

NET ASSETS	$484,396,108	$219,817,407	$17,737,942,775	$96,392,611

NET ASSETS CONSIST OF
Net capital paid in on shares of beneficial interest	$364,334,903	$245,117,603	$11,467,137,557	$70,886,420
Distributable earnings (accumulated loss)	120,061,205	(25,300,196)	6,270,805,218	25,506,191

NET ASSETS	$484,396,108	$219,817,407	$17,737,942,775	$96,392,611

50 | Annual Financial Statements

Statements of Assets and Liabilities, Continued

September 30, 2025

	THORNBURG SMALL/MID CAP CORE FUND	THORNBURG SMALL/MID CAP GROWTH FUND	THORNBURG INVESTMENT INCOME BUILDER FUND	THORNBURG SUMMIT FUND
NET ASSET VALUE
Class A Shares:
Net assets applicable to shares outstanding	$271,434,215	$122,351,486	$5,259,750,119	$12,732,559
Shares outstanding	3,406,400	3,847,984	165,061,591	867,238
Net asset value and redemption price per share	$79.68	$31.80	$31.87	$14.68

Maximum offering price per share (net asset value, plus 4.50% of offering price)	$83.43	$33.30	$33.37	$15.37

Class C Shares:
Net assets applicable to shares outstanding	2,709,495	1,861,084	598,811,446	-
Shares outstanding	40,961	82,427	18,821,607	-
Net asset value and redemption price per share	66.15	22.58	31.82	-

Class I Shares:
Net assets applicable to shares outstanding	195,225,929	75,294,733	11,458,627,251	83,660,052
Shares outstanding	2,319,145	2,030,702	356,854,352	5,695,232
Net asset value and redemption price per share	84.18	37.08	32.11	14.69

Class R3 Shares:
Net assets applicable to shares outstanding	10,144,840	12,212,557	23,740,818	-
Shares outstanding	127,911	392,305	745,459	-
Net asset value and redemption price per share	79.31	31.13	31.85	-

Class R4 Shares:
Net assets applicable to shares outstanding	2,683,313	624,170	12,418,709	-
Shares outstanding	33,213	19,528	389,584	-
Net asset value and redemption price per share	80.79	31.96	31.88	-

Class R5 Shares:
Net assets applicable to shares outstanding	2,198,316	7,473,377	20,304,540	-
Shares outstanding	26,162	201,905	632,815	-
Net asset value and redemption price per share	84.03	37.01	32.09	-

Class R6 Shares:
Net assets applicable to shares outstanding	-	-	364,289,892	-
Shares outstanding	-	-	11,378,991	-
Net asset value and redemption price per share	-	-	32.01	-

(a)	Cost of foreign currency is $0; $0; $22,580,119; $46,206 respectively.

See notes to financial statements.

Annual Financial Statements | 51

Statements of Operations

Year Ended September 30, 2025

	THORNBURG GLOBAL OPPORTUNITIES FUND	THORNBURG INTERNATIONAL EQUITY FUND	THORNBURG BETTER WORLD INTERNATIONAL FUND	THORNBURG INTERNATIONAL GROWTH FUND	THORNBURG DEVELOPING WORLD FUND
INVESTMENT INCOME
Dividend income
Non-affiliated issuers	$53,662,580	$93,192,978	$11,674,946	$9,440,610	$15,709,522
Non-controlled affiliated issuers	1,351,561	9,960,057	1,049,247	742,143	569,847
Dividend taxes withheld	(5,142,876)	(7,059,713)	(726,301)	(900,416)	(1,774,875)
Interest income	3,549	1,661	112	278	27
Foreign withholding tax claims	-	683,242	-	-	-
Adjusted for: IRS compliance fees for foreign withholding tax claims	-	(2,729,168)	-	-	-
Total Income	49,874,814	94,049,057	11,998,004	9,282,615	14,504,521

EXPENSES
Investment management fees	10,814,624	25,194,396	4,908,303	6,430,803	5,700,423
Administration fees	1,086,169	2,805,142	422,042	627,726	493,776
Distribution and service fees
Class A Shares	858,833	1,066,347	94,770	214,016	176,409
Class C Shares	229,944	93,367	52,227	50,391	64,840
Class R3 Shares	14,256	638,470	-	20,574	-
Class R4 Shares	13,470	244,895	-	16,592	-
Transfer agent fees
Class A Shares	349,025	520,255	51,349	100,648	107,003
Class C Shares	29,832	10,695	9,085	14,628	18,630
Class I Shares	765,749	1,770,523	492,062	479,718	674,019
Class R3 Shares	11,587	325,561	-	19,576	-
Class R4 Shares	27,320	285,946	-	41,917	-
Class R5 Shares	46,989	332,592	-	23,747	13,178
Class R6 Shares	13,823	48,188	-	11,568	23,770
Registration and filing fees
Class A Shares	19,717	19,724	16,635	16,779	14,915
Class C Shares	14,970	14,551	16,621	14,855	14,877
Class I Shares	35,554	82,172	20,978	18,205	26,912
Class R3 Shares	15,500	14,727	-	15,263	-
Class R4 Shares	15,500	14,951	-	15,272	-
Class R5 Shares	15,482	14,959	-	15,191	15,743
Class R6 Shares	15,654	18,284	-	15,318	15,743
Custodian fees	303,477	456,876	120,507	210,720	446,697
Audit and tax fees	84,111	162,025	75,280	82,615	63,780
Legal fees	20,654	40,753	1,006	14,688	12,921
Trustee and officer fees	84,937	196,876	34,602	52,548	44,614
Other expenses	188,989	297,265	134,681	161,003	243,838
Total Expenses	15,076,166	34,669,540	6,450,148	8,684,361	8,172,088
Less:
Expenses reimbursed	(541,570)	(1,104,067)	(913,857)	(621,667)	(743,483)
Investment management fees waived	(470,743)	(2,820,695)	(738,267)	(295,543)	(978,981)
Net Expenses	14,063,853	30,744,778	4,798,024	7,767,151	6,449,624
Net Investment Income (Loss)	$35,810,961	$63,304,279	$7,199,980	$1,515,464	$8,054,897

52 | Annual Financial Statements

Statements of Operations, Continued

Year Ended September 30, 2025

	THORNBURG GLOBAL OPPORTUNITIES FUND	THORNBURG INTERNATIONAL EQUITY FUND	THORNBURG BETTER WORLD INTERNATIONAL FUND	THORNBURG INTERNATIONAL GROWTH FUND	THORNBURG DEVELOPING WORLD FUND
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Non-affiliated issuers investments*	$97,648,010	$123,580,388	$43,762,032	$14,195,701	$54,534,207
Forward currency contracts	(12,427,421)	8,231,294	-	-	(4,192,510)
Foreign currency transactions	(452,724)	(281,902)	(33,777)	48,051	(688,555)

Net realized gain (loss)	84,767,865	131,529,780	43,728,255	14,243,752	49,653,142

Net change in unrealized appreciation (depreciation) on:
Non-affiliated issuers investments**	192,655,679	432,201,374	(2,617,912)	(8,704,985)	23,759,089
Forward currency contracts	1,368,700	1,953,484	-	-	-
Foreign currency translations	86,461	376,556	63,963	109,094	(14,667)

Change in net unrealized appreciation (depreciation)	194,110,840	434,531,414	(2,553,949)	(8,595,891)	23,744,422

Net Realized and Unrealized Gain (Loss)	278,878,705	566,061,194	41,174,306	5,647,861	73,397,564

Change in Net Assets Resulting from Operations	$314,689,666	$629,365,473	$48,374,286	$7,163,325	$81,452,461

* Net of foreign capital gain taxes	$-	$226,890	$-	$335,180	$3,185,352
** Net of change in deferred taxes	$(1,059,330)	$425,383	$-	$1,265,623	$5,543,483

See notes to financial statements.

Annual Financial Statements | 53

Statements of Operations, Continued

Year Ended September 30, 2025

	THORNBURG SMALL/MID CAP CORE FUND	THORNBURG SMALL/MID CAP GROWTH FUND	THORNBURG INVESTMENT INCOME BUILDER FUND	THORNBURG SUMMIT FUND
INVESTMENT INCOME
Dividend income
Non-affiliated issuers	$3,848,911	$400,255	$741,852,166	$1,182,049
Non-controlled affiliated issuers	348,710	117,773	61,389,139	130,656
Dividend taxes withheld	-	-	(50,809,556)	(44,206)
Interest income	-	-	117,286,842	1,728,169
Foreign withholding tax claims	-	-	6,767,186	15,976
Total Income	4,197,621	518,028	876,485,777	3,012,644

EXPENSES
Investment management fees	4,519,673	2,102,093	103,793,308	747,404
Administration fees	434,723	201,606	12,542,436	83,541
Distribution and service fees
Class A Shares	719,059	320,291	11,679,797	29,043
Class C Shares	28,160	21,836	5,229,275	-
Class R3 Shares	55,478	64,404	110,480	-
Class R4 Shares	6,698	1,630	32,831	-
Transfer agent fees
Class A Shares	337,615	178,845	3,050,925	31,587
Class C Shares	15,533	13,954	339,570	-
Class I Shares	189,526	71,828	7,367,337	54,499
Class R3 Shares	34,525	43,972	48,136	-
Class R4 Shares	9,845	7,081	37,510	-
Class R5 Shares	8,584	27,606	40,447	-
Class R6 Shares	-	-	29,441	-
Registration and filing fees
Class A Shares	16,347	14,369	54,290	20,001
Class C Shares	15,324	14,370	15,786	-
Class I Shares	15,120	14,486	104,628	17,975
Class R3 Shares	14,567	14,523	6,374	-
Class R4 Shares	15,214	15,218	6,355	-
Class R5 Shares	15,229	14,680	6,459	-
Class R6 Shares	-	-	7,523	-
Custodian fees	53,475	41,633	1,434,293	72,715
Audit and tax fees	63,445	56,733	351,860	90,325
Legal fees	10,555	9,519	205,480	2,798
Trustee and officer fees	35,443	17,204	937,565	6,996
Other expenses	54,743	70,725	1,412,520	111,874
Total Expenses	6,668,881	3,338,606	148,844,626	1,268,758
Less:
Expenses reimbursed	(447,512)	(318,450)	(75,706)	(208,710)
Investment management fees waived	-	(18,218)	-	(343,385)
Net Expenses	6,221,369	3,001,938	148,768,920	716,663
Net Investment Income (Loss)	$(2,023,748)	$(2,483,910)	$727,716,857	$2,295,981

54 | Annual Financial Statements

Statements of Operations, Continued

Year Ended September 30, 2025

	THORNBURG SMALL/MID CAP CORE FUND	THORNBURG SMALL/MID CAP GROWTH FUND	THORNBURG INVESTMENT INCOME BUILDER FUND	THORNBURG SUMMIT FUND
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Non-affiliated issuers investments*	$25,472,983	$21,148,222	$606,678,590	$3,869,770
Forward currency contracts	-	-	(169,489,186)	194,592
Foreign currency transactions	-	-	87,989	3,477

Net realized gain (loss)	25,472,983	21,148,222	437,277,393	4,067,839

Net change in unrealized appreciation (depreciation) on:
Non-affiliated issuers investments**	(9,531,659)	(9,929,760)	2,410,445,132	6,406,076
Non-controlled affiliated issuers	-	-	(11,880,023)	-
Forward currency contracts	-	-	20,272,715	(315,955)
Foreign currency translations	-	-	1,634,459	2,099

Change in net unrealized appreciation (depreciation)	(9,531,659)	(9,929,760)	2,420,472,283	6,092,220

Net Realized and Unrealized Gain (Loss)	15,941,324	11,218,462	2,857,749,676	10,160,059

Change in Net Assets Resulting from Operations	$13,917,576	$8,734,552	$3,585,466,533	$12,456,040

* Net of foreign capital gain taxes	$-	$-	$-	$159,081
** Net of change in deferred taxes	$-	$-	$1,595,861	$196,970

See notes to financial statements.

Annual Financial Statements | 55

Statements of Changes in Net Assets

	THORNBURG GLOBAL OPPORTUNITIES FUND		THORNBURG INTERNATIONAL EQUITY FUND
	YEAR ENDED SEPTEMBER 30, 2025	YEAR ENDED SEPTEMBER 30, 2024	YEAR ENDED SEPTEMBER 30, 2025	YEAR ENDED SEPTEMBER 30, 2024
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$35,810,961	$17,480,130	$63,304,279	$53,631,273
Net realized gain (loss)	84,767,865	35,199,574	131,529,780	130,056,474
Net change in unrealized appreciation (depreciation)	194,110,840	238,651,488	434,531,414	548,648,000

Net Increase (Decrease) in Net Assets Resulting from Operations	314,689,666	291,331,192	629,365,473	732,335,747

DIVIDENDS TO SHAREHOLDERS
From distributable earnings
Class A Shares	(16,693,609)	(16,081,299)	(25,636,817)	(8,698,557)
Class C Shares	(1,054,048)	(1,610,419)	(575,980)	(175,163)
Class I Shares	(42,302,552)	(36,940,875)	(106,307,815)	(34,545,635)
Class R3 Shares	(134,690)	(144,111)	(7,373,804)	(2,284,889)
Class R4 Shares	(246,375)	(268,120)	(5,865,332)	(1,907,091)
Class R5 Shares	(893,517)	(1,026,988)	(6,983,706)	(2,400,229)
Class R6 Shares	(4,044,478)	(3,542,681)	(27,618,147)	(8,275,441)

FUND SHARE TRANSACTIONS
Class A Shares	(22,589,504)	124,241	(10,043,373)	(40,461,493)
Class C Shares	(8,861,861)	(18,677,008)	58,274	(5,017,561)
Class I Shares	(18,412,123)	58,862,091	918,357,524	(38,628,419)
Class R3 Shares	(426,812)	(464,923)	1,384,095	(12,029,387)
Class R4 Shares	257,965	(1,058,349)	4,843,162	(12,350,791)
Class R5 Shares	(162,693)	(3,020,448)	(34,533,284)	(11,388,544)
Class R6 Shares	15,491,247	4,112,053	98,788,873	51,235,272
Net Increase (Decrease) in Net Assets	214,616,616	271,594,356	1,427,859,143	605,407,819

NET ASSETS
Beginning of Year	1,306,023,319	1,034,428,963	2,969,136,151	2,363,728,332

End of Year	$1,520,639,935	$1,306,023,319	$4,396,995,294	$2,969,136,151

See notes to financial statements.

56 | Annual Financial Statements

Statements of Changes in Net Assets, Continued

	THORNBURG BETTER WORLD INTERNATIONAL FUND		THORNBURG INTERNATIONAL GROWTH FUND
	YEAR ENDED SEPTEMBER 30, 2025	YEAR ENDED SEPTEMBER 30, 2024	YEAR ENDED SEPTEMBER 30, 2025	YEAR ENDED SEPTEMBER 30, 2024
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$7,199,980	$7,771,708	$1,515,464	$3,771,162
Net realized gain (loss)	43,728,255	(11,345,497)	14,243,752	64,559,278
Net change in unrealized appreciation (depreciation)	(2,553,949)	116,104,435	(8,595,891)	132,658,103

Net Increase (Decrease) in Net Assets Resulting from Operations	48,374,286	112,530,646	7,163,325	200,988,543

DIVIDENDS TO SHAREHOLDERS
From distributable earnings
Class A Shares	(285,868)	(441,083)	(6,359,612)	(205,276)
Class C Shares	(602)	(23,443)	(519,670)	-
Class I Shares	(6,173,390)	(8,100,820)	(45,751,939)	(3,944,778)
Class R3 Shares	-	-	(338,279)	(6,666)
Class R4 Shares	-	-	(494,854)	(16,845)
Class R5 Shares	-	-	(443,466)	(74,501)
Class R6 Shares	-	-	(6,479,794)	(555,216)

FUND SHARE TRANSACTIONS
Class A Shares	(1,830,169)	(9,514,437)	1,214,111	(15,437,862)
Class C Shares	(1,590,517)	(720,715)	(2,312,729)	(3,332,466)
Class I Shares	(100,716,021)	(83,768,709)	(102,075,119)	(103,544,621)
Class R3 Shares	-	-	(743,240)	(832,150)
Class R4 Shares	-	-	(1,384,397)	(1,659,413)
Class R5 Shares	-	-	(1,003,484)	(9,218,052)
Class R6 Shares	-	-	2,696,559	(861,939)
Net Increase (Decrease) in Net Assets	(62,222,281)	9,961,439	(156,832,588)	61,298,758

NET ASSETS
Beginning of Year	570,056,044	560,094,605	881,603,536	820,304,778

End of Year	$507,833,763	$570,056,044	$724,770,948	$881,603,536

See notes to financial statements.

Annual Financial Statements | 57

Statements of Changes in Net Assets, Continued

	THORNBURG DEVELOPING WORLD FUND		THORNBURG SMALL/MID CAP CORE FUND
	YEAR ENDED SEPTEMBER 30, 2025	YEAR ENDED SEPTEMBER 30, 2024	YEAR ENDED SEPTEMBER 30, 2025	YEAR ENDED SEPTEMBER 30, 2024
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$8,054,897	$6,641,207	$(2,023,748)	$(2,072,205)
Net realized gain (loss)	49,653,142	46,249,830	25,472,983	11,004,011
Net change in unrealized appreciation (depreciation)	23,744,422	87,933,983	(9,531,659)	117,384,529

Net Increase (Decrease) in Net Assets Resulting from Operations	81,452,461	140,825,020	13,917,576	126,316,335

DIVIDENDS TO SHAREHOLDERS
From distributable earnings
Class A Shares	(1,662,856)	(1,337,723)	-	-
Class C Shares	(96,357)	(66,116)	-	-
Class I Shares	(13,288,605)	(16,040,523)	-	-
Class R5 Shares	(90,752)	(66,847)	-	-
Class R6 Shares	(1,833,103)	(1,351,847)	-	-

FUND SHARE TRANSACTIONS
Class A Shares	(10,916,506)	(19,028,382)	(43,134,092)	(39,097,518)
Class C Shares	(1,900,814)	(5,545,682)	(575,367)	(2,170,037)
Class I Shares	(105,950,796)	(381,273,036)	(42,413,047)	(16,390,792)
Class R3 Shares	-	-	(2,463,035)	(3,415,074)
Class R4 Shares	-	-	(138,543)	(177,546)
Class R5 Shares	(777,033)	(316,668)	(646,494)	(827,396)
Class R6 Shares	(35,410,291)	(2,277,891)	-	-
Net Increase (Decrease) in Net Assets	(90,474,652)	(286,479,695)	(75,453,002)	64,237,972

NET ASSETS
Beginning of Year	674,762,051	961,241,746	559,849,110	495,611,138

End of Year	$584,287,399	$674,762,051	$484,396,108	$559,849,110

See notes to financial statements.

58 | Annual Financial Statements

Statements of Changes in Net Assets, Continued

	THORNBURG SMALL/MID CAP GROWTH FUND		THORNBURG INVESTMENT INCOME BUILDER FUND
	YEAR ENDED SEPTEMBER 30, 2025	YEAR ENDED SEPTEMBER 30, 2024	YEAR ENDED SEPTEMBER 30, 2025	YEAR ENDED SEPTEMBER 30, 2024
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$(2,483,910)	$(2,567,818)	$727,716,857	$553,706,889
Net realized gain (loss)	21,148,222	3,141,566	437,277,393	355,538,934
Net change in unrealized appreciation (depreciation)	(9,929,760)	56,135,991	2,420,472,283	1,915,511,407

Net Increase (Decrease) in Net Assets Resulting from Operations	8,734,552	56,709,739	3,585,466,533	2,824,757,230

DIVIDENDS TO SHAREHOLDERS
From distributable earnings
Class A Shares	-	-	(236,992,792)	(191,766,530)
Class C Shares	-	-	(22,673,710)	(19,015,451)
Class I Shares	-	-	(497,044,963)	(368,729,466)
Class R3 Shares	-	-	(1,037,787)	(874,451)
Class R4 Shares	-	-	(641,078)	(499,487)
Class R5 Shares	-	-	(961,672)	(915,948)
Class R6 Shares	-	-	(16,069,881)	(12,250,664)

FUND SHARE TRANSACTIONS
Class A Shares	(23,431,925)	(21,776,888)	(104,360,163)	(126,515,271)
Class C Shares	(880,385)	(1,735,505)	(7,144,775)	(70,918,155)
Class I Shares	(34,744,419)	(24,461,842)	1,076,627,583	449,575,518
Class R3 Shares	(3,453,500)	(2,000,257)	(1,987,146)	(1,983,630)
Class R4 Shares	(300,246)	(150,578)	(2,732,487)	514,762
Class R5 Shares	(1,718,195)	(834,107)	(2,159,738)	(2,508,851)
Class R6 Shares	-	-	37,630,386	23,641,459
Net Increase (Decrease) in Net Assets	(55,794,118)	5,750,562	3,805,918,310	2,502,511,065

NET ASSETS
Beginning of Year	275,611,525	269,860,963	13,932,024,465	11,429,513,400

End of Year	$219,817,407	$275,611,525	$17,737,942,775	$13,932,024,465

See notes to financial statements.

Annual Financial Statements | 59

Statements of Changes in Net Assets, Continued

	THORNBURG SUMMIT FUND
	YEAR ENDED SEPTEMBER 30, 2025	YEAR ENDED SEPTEMBER 30, 2024
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$2,295,981	$2,369,150
Net realized gain (loss)	4,067,839	3,004,118
Net change in unrealized appreciation (depreciation)	6,092,220	14,067,288

Net Increase (Decrease) in Net Assets Resulting from Operations	12,456,040	19,440,556

DIVIDENDS TO SHAREHOLDERS
From distributable earnings
Class A Shares	(442,985)	(221,769)
Class I Shares	(4,065,138)	(2,343,748)

FUND SHARE TRANSACTIONS
Class A Shares	(1,961,699)	6,165,772
Class I Shares	(21,940,431)	8,459,156
Net Increase (Decrease) in Net Assets	(15,954,213)	31,499,967

NET ASSETS
Beginning of Year	112,346,824	80,846,857

End of Year	$96,392,611	$112,346,824

See notes to financial statements.

60 | Annual Financial Statements

Notes to Financial Statements

September 30, 2025

NOTE 1 – ORGANIZATION

Thornburg Global Opportunities Fund ("Global Opportunities Fund"), Thornburg International Equity Fund ("International Equity Fund"), Thornburg Better World International Fund ("Better World International Fund"), Thornburg International Growth Fund ("International Growth Fund"), Thornburg Developing World Fund ("Developing World Fund"), Thornburg Small/Mid Cap Core Fund ("Small/Mid Cap Core Fund"), Thornburg Small/Mid Cap Growth Fund ("Small/Mid Cap Growth Fund"), Thornburg Investment Income Builder Fund ("Income Builder Fund"), and Thornburg Summit Fund ("Summit Fund"), collectively the "Funds", are diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). As of September 30, 2025, the Funds are nine of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes and bears expenses directly attributable to it.

Global Opportunities Fund: The Fund’s investment goal is to seek long-term capital appreciation by investing in equity and debt securities of all types from issuers around the world. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, developing country risk, equity risk, foreign currency risk, foreign investment risk, liquidity risk, management risk, market and economic risk, real estate risk, redemption risk, risks affecting specific countries or regions, risks affecting specific issuers, and small and mid-cap company risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

International Equity Fund: The Fund’s investment goal is to seek long-term capital appreciation by investing in equity and debt securities of all types. The secondary, non-fundamental goal of the Fund is to seek some current income. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, depositary receipts risk, developing country risk, equity risk, foreign currency risk, foreign investment risk, liquidity risk, management risk, market and economic risk, redemption risk, risks affecting investments in China, risks affecting specific countries or regions, risks affecting specific issuers, and small and mid-cap company risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Better World International Fund: The Fund’s investment goal is to seek long-term capital appreciation. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, depositary receipts risk, developing country risk, equity risk, Environmental, Social and Governance ("ESG") investing risk, foreign currency risk, foreign investment risk, liquidity risk, management risk, market and economic risk, real estate risk, redemption risk, risks affecting investments in China, risks affecting specific countries or regions, risks affecting specific issuers, and small and mid-cap company risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

International Growth Fund: The Fund’s investment goal is to seek long-term growth of capital by investing in equity securities selected for their growth potential. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, depositary receipts risk, developing country risk, equity risk, foreign currency risk, foreign investment risk, growth company risk, information technology securities risk, liquidity risk, management risk, market and economic risk, redemption risk, risks affecting specific countries or regions, risks affecting specific issuers, and small and mid-cap company risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Developing World Fund: The Fund’s investment goal is to seek long-term capital appreciation. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, developing country risk, equity risk, foreign currency risk, foreign investment risk, liquidity risk, management risk, market and economic risk, redemption risk, risks affecting investments in China, risks affecting specific countries or regions, risks affecting specific issuers, and small and mid-cap company risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Small/Mid Cap Core Fund: The Fund’s investment goal is to seek long-term capital appreciation by investing in equity and debt securities of all types. The secondary, non-fundamental goal the Fund to seek some current income. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include cybersecurity and operational risk, equity risk, foreign investment risk, liquidity risk, management risk, market and economic risk, redemption risk, risks affecting specific issuers, and small and mid-cap company risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Small/Mid Cap Growth Fund: The Fund’s investment goal is to seek long-term growth of capital by investing in equity securities selected for their growth potential. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include biotechnology company risk, cybersecurity and operational risk, equity risk, foreign investment risk, growth company risk, information technology securities risk, liquidity risk, management risk, market and economic risk, redemption risk, risks affecting specific

Annual Financial Statements | 61

Notes to Financial Statements, Continued

September 30, 2025

issuers, and small and mid-cap company risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Income Builder Fund: The Fund’s primary investment goal is to provide a level of current income which exceeds the average yield on U.S. stocks generally, and which will generally grow, subject to periodic fluctuations, over the years on a per share basis. The Fund’s secondary investment goal is long-term capital appreciation. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include convertible debt obligation risk, credit risk, cybersecurity and operational risk, developing country risk, equity risk, foreign currency risk, foreign government obligations risk, foreign investment risk, high yield risk, interest rate risk, liquidity risk, management risk, market and economic risk, prepayment and extension risk, real estate risk, redemption risk, risks affecting specific countries or regions, risks affecting specific issuers, small and mid-cap company risk, and U.S. government obligations risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Summit Fund: The Fund’s investment goal is to seek to grow real wealth over time. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include commodities-related investment risk, convertible debt obligation risk, credit risk, cybersecurity and operational risk, depositary receipts risk, derivatives risk, developing country risk, equity risk, foreign currency risk, foreign government obligations risk, foreign investment risk, high yield risk, inflation risk, interest rate risk, liquidity risk, management risk, market and economic risk, prepayment and extension risk, real estate risk, redemption risk, risks affecting specific issuers, short sale risk, small and mid-cap company risk, structured products risk, U.S. government obligations risk, and zero coupon bonds and stripped securities risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

As of September 30, 2025, the Funds each currently offer up to seven classes of shares of beneficial interest.

Each class of shares of the Funds represents an interest in the same portfolio of investments, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year of purchase, and bear both a service fee and a distribution fee, (iii) Class I and Class R5 shares are sold at net asset value without a sales charge at the time of purchase and may be subject to a service fee, (iv) Class R3 shares are sold at net asset value without a sales charge, but bear both a service fee and a distribution fee, (v) Class R4 shares are sold at net asset value without a sales charge at the time of purchase but bear a service fee, (vi) Class R6 shares are sold at net asset value without a sales charge at the time of purchase, and (vii) the respective classes may have different reinvestment privileges and conversion rights. Additionally, each Fund may allocate among its classes certain expenses, to the extent allocable to specific classes, including administration fees, transfer agent fees, government registration fees, certain printing and postage costs and legal expenses. Currently, class specific expenses of the Funds are limited to distribution and service fees, transfer agent fees, and certain registration and filing fees.

At September 30, 2025, the following classes of shares are offered in each respective Fund:

	CLASS A	CLASS C	CLASS I	CLASS R3	CLASS R4	CLASS R5	CLASS R6
Global Opportunities Fund	X	X	X	X	X	X	X
International Equity Fund	X	X	X	X	X	X	X
Better World International Fund	X	X	X
International Growth Fund	X	X	X	X	X	X	X
Developing World Fund	X	X	X			X	X
Small/Mid Cap Core Fund	X	X	X	X	X	X
Small/Mid Cap Growth Fund	X	X	X	X	X	X
Income Builder Fund	X	X	X	X	X	X	X
Summit Fund	X		X

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each of the Funds in the preparation of its financial statements. Each Fund prepares its financial statements in conformity with United States generally accepted accounting principles (“GAAP”), including investment company accounting and reporting guidance in the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946.

Segment Reporting: Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be

62 | Annual Financial Statements

Notes to Financial Statements, Continued

September 30, 2025

allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Allocation of Income, Gains, Losses and Expenses: Net investment income (other than class specific expenses) and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class). Expenses common to all Funds are allocated daily among the Funds comprising the Trust based upon their relative net asset values or other appropriate allocation methods. Operating expenses directly attributable to a specific class are charged against the operating income of that class.

Dividends and Distributions to Shareholders: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Ordinary income dividends, if any, are declared daily and paid quarterly or annually. Capital gain distributions, if any, are declared and paid annually and more often if deemed necessary by Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”). Dividends and distributions are paid and are reinvested in additional shares of the Funds at net asset value per share at the close of business on the ex-dividend date, or at the shareholder’s option, paid in cash.

Foreign Currency Translation: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against the U.S. dollar on the date of valuation. Purchases and sales of investments and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Funds purchase or sell foreign investments, they will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions. The values of such spot contracts are included in receivable for investments sold and payable for investments purchased on the Statement of Assets and Liabilities.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on investments held. Such changes are included in Net change in unrealized appreciation (depreciation) from investments in the Statement of Operations.

Reported net realized gains and losses from foreign currency transactions arise due to purchases and sales of foreign currencies, currency gains and losses realized between the trade and settlement dates on investment transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. These amounts are included in Net realized gain (loss) on foreign currency transactions in the Statement of Operations.

Net change in unrealized appreciation (depreciation) on foreign currency translations arises from changes in the fair value of assets and liabilities, other than investments at period end, resulting from changes in exchange rates.

Guarantees and Indemnifications: Under the Trust’s organizational documents (and under separate agreements with the independent Trustees), its officers and Trustees are provided with an indemnification, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of the performance of their duties to the Funds. In the normal course of business, the Trust may also enter into contracts with service providers that contain general indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, based on experience, the Trust expects the risk of loss to be remote.

Investment Income: Dividend income is recorded on the ex-dividend date. Certain income from foreign investments is recognized as soon as information is available to the Funds. Interest income is accrued as earned. Premiums and discounts are amortized and accreted, respectively, to first call dates or maturity dates using the effective yield method of the respective investments. These amounts are included in Investment Income in the Statement of Operations.

Investment Transactions: Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale of investments are recorded on an identified cost basis.

Repurchase Agreements: The Funds may invest excess cash in repurchase agreements whereby the Funds purchase investments, which serve as collateral, with an agreement to resell such collateral to the seller at an agreed upon price at the maturity date of the repurchase agreement. Investments pledged as collateral for repurchase agreements are held in custody until maturity of the repurchase agreement. Provisions in the agreements require that the market value of the collateral is at least equal to the repurchase value in the event of default. In the event of default, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. During the year ended September 30, 2025, the Funds did not enter into repurchase agreements.

Security Valuation: All investments in securities held by the Funds are valued as described in Note 3.

Annual Financial Statements | 63

Notes to Financial Statements, Continued

September 30, 2025

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases (decreases) in net assets from operations during the reporting period. Actual results could differ from those estimates.

When-Issued and Delayed Delivery Transactions: The Funds may engage in when-issued or delayed delivery transactions. To the extent the Funds engage in such transactions, they will do so for the purpose of acquiring portfolio investments consistent with the Funds’ investment objectives and not for the purpose of investment leverage or to speculate on interest rate or market changes. At the time the Funds make a commitment to purchase an investment on a when-issued or delayed delivery basis, the Funds will record the transaction and reflect the value in determining its net asset value. Pursuant to current U.S. Securities and Exchange Commission (“SEC”) guidance, a transaction involving a when-issued security will not be deemed to involve a senior security as long as the Funds intend to settle the transaction physically and the transaction settles within 35 days. Investments purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date. The values of these securities held at September 30, 2025 are detailed in the Schedule of Investments.

NOTE 3 – SECURITY VALUATION

Valuation of the Funds’ portfolio investment securities is performed by the Advisor, which has been designated by the Trustees of the Trust (the "Trustees") as the Funds’ “valuation designee,” as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).

In its capacity as the Funds’ valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Funds’ investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Funds would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Funds upon a sale of the investment, and the difference could be material to the Funds’ financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Funds can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any

64 | Annual Financial Statements

Notes to Financial Statements, Continued

September 30, 2025

business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.

Investments in U.S. mutual funds are valued at net asset value (“NAV”) each business day.

Debt obligations held by the Funds which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.

Over-the-counter options are valued by a third-party pricing service provider.

Forward currency contracts are valued by a third-party pricing service provider.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Funds, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Funds are likely to obtain if they sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.

If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Funds may be traded on days and at times when the Funds are not open for business. Consequently, the value of Funds’ investments may be significantly affected on days when shareholders cannot purchase or sell Funds’ shares.

Valuation Hierarchy: The Funds categorize their investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Funds’ investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Funds are typically calculated by pricing service providers approved by the Committee and are generally characterized as Level 2 within the valuation hierarchy.

On days when market volatility thresholds established by the Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Funds, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Funds are likely to obtain if they sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Committee.

Annual Financial Statements | 65

Notes to Financial Statements, Continued

September 30, 2025

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and a Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of each Fund’s investments as of September 30, 2025:

GLOBAL OPPORTUNITIES FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Common Stock	$1,479,069,322	$1,479,069,322	$—	$—
Short-Term Investments	42,548,257	42,548,257	—	—
Total Investments in Securities	$1,521,617,579	$1,521,617,579	$—	$—

Other Financial Instruments
Forward Currency Contracts	$944,257	$—	$944,257	$—
Total Assets	$1,522,561,836	$1,521,617,579	$944,257	$—

INTERNATIONAL EQUITY FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Common Stock	$4,032,962,225	$4,032,962,225	$—	$—
Warrant	1	—	—	1
Short-Term Investments	387,461,999	387,461,999	—	—
Total Investments in Securities	$4,420,424,225	$4,420,424,224	$—	$1
Total Assets	$4,420,424,225	$4,420,424,224	$—	$1	(a)

(a)	Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2025 is not presented.

BETTER WORLD INTERNATIONAL FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Common Stock	$488,907,983	$488,907,983	$—	$—
Warrant	1	—	—	1
Short-Term Investments	18,245,901	18,245,901	—	—
Total Investments in Securities	$507,153,885	$507,153,884	$—	$1
Total Assets	$507,153,885	$507,153,884	$—	$1	(a)

(a)	Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2025 is not presented.

INTERNATIONAL GROWTH FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Common Stock	$714,106,087	$714,106,087	$—	$—
Short-Term Investments	5,584,294	5,584,294	—	—
Total Investments in Securities	$719,690,381	$719,690,381	$—	$—
Total Assets	$719,690,381	$719,690,381	$—	$—

66 | Annual Financial Statements

Notes to Financial Statements, Continued

September 30, 2025

DEVELOPING WORLD FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Common Stock	$543,232,368	$543,232,368	$—	$—
Preferred Stock	22,850,305	22,850,305	—	—
Short-Term Investments	21,768,635	21,768,635	—	—
Total Investments in Securities	$587,851,308	$587,851,308	$—	$—
Total Assets	$587,851,308	$587,851,308	$—	$—

SMALL/MID CAP CORE FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Common Stock	$482,426,728	$482,426,728	$—	$—
Short-Term Investments	3,247,058	3,247,058	—	—
Total Investments in Securities	$485,673,786	$485,673,786	$—	$—
Total Assets	$485,673,786	$485,673,786	$—	$—

SMALL/MID CAP GROWTH FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Common Stock	$218,763,813	$218,763,813	$—	$—
Short-Term Investments	1,570,370	1,570,370	—	—
Total Investments in Securities	$220,334,183	$220,334,183	$—	$—
Total Assets	$220,334,183	$220,334,183	$—	$—

INCOME BUILDER FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Common Stock	$14,092,954,461	$14,088,055,967	$—	$4,898,494	(a)
Preferred Stock	37,598,192	2,569,200	35,028,992	—
Asset Backed Securities	152,233,244	—	150,455,709	1,777,535	(a)
Corporate Bonds	822,698,153	—	822,698,153	—
Other Government	11,436,110	—	11,436,110	—
U.S. Government Agencies	5,236,250	—	5,236,250	—
Mortgage Backed	348,053,828	—	348,052,878	950
Loan Participations	49,663,799	—	49,663,799	—
Short-Term Investments	2,114,075,381	2,114,075,381	—	—
Total Investments in Securities	$17,633,949,418	$16,204,700,548	$1,422,571,891	$6,676,979

Other Financial Instruments
Forward Currency Contracts	$13,875,372	$—	$13,875,372	$—
Total Assets	$17,647,824,790	$16,204,700,548	$1,436,447,263	$6,676,979	(b)

(a)	Includes securities categorized as Level 3 valued at zero as of September 30, 2025.

(b)	Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2025 is not presented.

Annual Financial Statements | 67

Notes to Financial Statements, Continued

September 30, 2025

SUMMIT FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Common Stock	$61,762,169	$61,762,169	$—	$—
Asset Backed Securities	4,802,034	—	4,717,389	84,645
Corporate Bonds	7,190,904	—	7,190,904	—
Other Government	1,511,038	—	1,511,038	—
U.S. Treasury Securities	8,539,437	8,539,437	—	—
Mortgage Backed	9,856,749	—	9,856,749	—
Loan Participations	199,500	—	199,500	—
Short-Term Investments	1,943,173	1,943,173	—	—
Total Investments in Securities	$95,805,004	$72,244,779	$23,475,580	$84,645

Other Financial Instruments
Forward Currency Contracts	$42,062	$—	$42,062	$—
Total Assets	$95,847,066	$72,244,779	$23,517,642	$84,645	(a)

Liabilities
Other Financial Instruments
Forward Currency Contracts	$(7,625)	$—	$(7,625)	$—
Total Other Financial Instruments	$(7,625)	$—	$(7,625)	$—
Total Liabilities	$(7,625)	$—	$(7,625)	$—

(a)	Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2025 is not presented.

NOTE 4 – INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an investment advisory agreement with the Trust, the Advisor serves as the investment advisor and performs advisory services for the Funds for which the Advisor’s management fees are payable at the end of each month. Under the investment advisory agreement, each Fund pays the Advisor a management fee based on the average daily net assets of that Fund at an annual rate as shown in the following table:

GLOBAL OPPORTUNITIES FUND, INTERNATIONAL EQUITY FUND, INTERNATIONAL GROWTH FUND, SMALL/MID CAP CORE FUND, SMALL/MID CAP GROWTH FUND, INCOME BUILDER FUND		BETTER WORLD INTERNATIONAL FUND, DEVELOPING WORLD FUND		SUMMIT FUND
DAILY NET ASSETS	FEE RATE	DAILY NET ASSETS	FEE RATE	DAILY NET ASSETS	FEE RATE
Up to $500 million	0.875%	Up to $500 million	0.975%	Up to $500 million	0.750%
Next $500 million	0.825	Next $500 million	0.925	Next $500 million	0.700
Next $500 million	0.775	Next $500 million	0.875	Next $500 million	0.650
Next $500 million	0.725	Next $500 million	0.825	Next $500 million	0.625
Over $2 billion	0.675	Over $2 billion	0.775	Over $2 billion	0.600

The Funds’ effective management fees, calculated on the basis of the Funds’ average daily net assets (before applicable management fee waivers) for the year ended September 30, 2025 were as shown in the following table. Total management fees incurred by the Funds for the year ended September 30, 2025 are set forth in the Statement of Operations.

68 | Annual Financial Statements

Notes to Financial Statements, Continued

September 30, 2025

EFFECTIVE MANAGEMENT FEE
Global Opportunities Fund	0.833%
International Equity Fund	0.749
Better World International Fund	0.974
International Growth Fund	0.858
Developing World Fund	0.967
Small/Mid Cap Core Fund	0.872
Small/Mid Cap Growth Fund	0.875
Income Builder Fund	0.692
Summit Fund	0.750

The Trust has entered into an administrative services agreement with the Advisor, whereby the Advisor will perform certain administrative services. The administrative services fees are computed as an annual percentage of the aggregate average daily net assets of all applicable Funds in the Trust as follows:

ADMINISTRATIVE SERVICES FEE SCHEDULE

DAILY NET ASSETS	FEE RATE
Up to $20 billion	0.100%
$20 billion to $40 billion	0.075
$40 billion to $60 billion	0.040
Over $60 billion	0.030

The aggregate administrative services fee amount is allocated on a daily basis to each Fund based on net assets and subsequently allocated to each class of shares of the Funds. Total administrative services fees incurred by each class of shares of the Funds for the year ended September 30, 2025, are set forth in the Statement of Operations.

The Trust has an underwriting agreement with Thornburg Securities LLC (the “Distributor”), an affiliate of the Advisor, which acts as the distributor of the Funds’ shares. For the year ended September 30, 2025, the Distributor has advised the Funds that they earned net commissions from the sale of Class A shares and collected contingent deferred sales charges ("CDSC Fees") from redemptions of Class C shares as follows:

	COMMISSIONS	CDSC FEES
Global Opportunities Fund	$9,695	$1,009
International Equity Fund	16,625	1,750
Better World International Fund	1,134	377
International Growth Fund	1,075	172
Developing World Fund	897	182
Small/Mid Cap Core Fund	6,749	137
Small/Mid Cap Growth Fund	2,893	53
Income Builder Fund	384,851	31,287
Summit Fund	296	—

Pursuant to a service plan under Rule 12b-1 of the 1940 Act, the Funds may reimburse to the Distributor an amount not to exceed .25 of 1% per annum of the average daily net assets attributable to the applicable Class A, Class C, Class I, Class R3, Class R4, and Class R5 shares of the Global Opportunities Fund, International Equity Fund, International Growth Fund, Small/Mid Cap Core Fund, Small/Mid Cap Growth Fund and Income Builder Fund, Class A, Class C, Class I, and Class R5 shares of the Developing World Fund, Class A, Class C, Class I shares of the Better World International Fund and Class A and Class I shares of the Summit Fund. For the year ended September 30, 2025, there were no 12b-1 service plan fees charged for Class I or Class R5 shares. Class R6 shares are not subject to a service plan. The Advisor and Distributor each may pay out of its own resources additional expenses for distribution of each Fund’s shares and shareholder services.

The Trust has also adopted a distribution plan pursuant to Rule 12b-1, applicable only to the Funds’ Class C and Class R3 shares, under which the Funds compensate the Distributor for services in promoting the sale of Class C and Class R3 shares of the Funds at an annual

Annual Financial Statements | 69

Notes to Financial Statements, Continued

September 30, 2025

rate of up to .75 of 1% per annum of the average daily net assets attributable to Class C shares and an annual rate of up to .25 of 1% per annum of the average daily net assets attributable to Class R3 shares. Total fees incurred by each class of shares of the Funds under their respective service and distribution plans for the year ended September 30, 2025 are set forth in the Statements of Operations.

The Advisor has contractually agreed to waive certain fees and reimburse certain expenses incurred by certain classes of the Funds. The agreement may be terminated by the Trust at any time, but may not be terminated by the Advisor before February 1, 2026 unless the Advisor ceases to be the investment advisor to the Funds prior to that date. The Advisor may recoup amounts waived or reimbursed during the year ended September 30, 2025 if, during the fiscal year, expenses fall below the contractual limit that was in place at the time these fees and expenses were waived or reimbursed. The Advisor will not recoup fees or expenses as described in the preceding sentence if that recoupment would cause the Funds’ total annual operating expenses (after the recoupment is taken into account) to exceed the lesser of: (a) the expense cap that was in place at the time the waiver or reimbursement occurred; or (b) the expense cap that is in place at the time of the recoupment. Expense caps exclude taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs.

Actual expenses of certain share classes do not exceed levels as specified in each Fund’s most recent prospectus as shown in the following table:

	CLASS A	CLASS C	CLASS I	CLASS R3	CLASS R4	CLASS R5	CLASS R6
Global Opportunities Fund	—%	—%	0.99%	1.50%	1.40%	0.99%	0.85%
International Equity Fund	—	—	0.90	1.36	1.16	0.90	0.70
Better World International Fund	—	2.19	0.90	—	—	—	—
International Growth Fund	—	—	0.99	1.50	1.40	0.99	0.89
Developing World Fund	—	2.33	1.04	—	—	1.04	0.94
Small/Mid Cap Core Fund	—	2.34	0.95	1.31	1.21	0.95	—
Small/Mid Cap Growth Fund	—	2.34	0.95	1.46	1.36	0.95	—
Income Builder Fund	—	—	—	1.50	1.40	0.99	0.80
Summit Fund	0.94	—	0.69	—	—	—	—

For the year ended September 30, 2025, the Advisor contractually reimbursed certain class specific expenses and distribution fees and voluntarily waived certain expenses as follows:

CONTRACTUAL:	CLASS A	CLASS C	CLASS I	CLASS R3	CLASS R4	CLASS R5	CLASS R6	TOTAL
Global Opportunities Fund	$—	$—	$331,685	$25,163	$31,130	$52,014	$101,578	$541,570
International Equity Fund	—	—	—	242,979	177,272	212,588	471,228	1,104,067
Better World International Fund	—	14,890	898,967	—	—	—	—	913,857
International Growth Fund	—	—	397,037	33,673	45,440	37,988	98,719	612,857
Developing World Fund	—	13,573	621,614	—	—	28,358	79,938	743,483
Small/Mid Cap Core Fund	—	21,214	305,347	69,872	26,091	24,988	—	447,512
Small/Mid Cap Growth Fund	—	21,605	158,278	67,915	21,796	48,856	—	318,450
Income Builder Fund	—	—	—	11,215	—	13,102	51,389	75,706
Summit Fund	62,421	—	146,289	—	—	—	—	208,710

VOLUNTARY:	CLASS A	CLASS C	CLASS I	CLASS R3	CLASS R4	CLASS R5	CLASS R6	TOTAL
Global Opportunities Fund	$124,492	$8,324	$297,049	$1,033	$1,954	$6,589	$31,302	$470,743
International Equity Fund	357,359	7,824	1,762,813	107,009	82,107	96,890	406,693	2,820,695
Better World International Fund	55,568	7,644	675,055	—	—	—	—	738,267
International Growth Fund	33,788	10,795	219,630	1,623	2,619	2,047	33,851	304,353
Developing World Fund	117,281	10,772	765,769	—	—	5,375	79,784	978,981
Small/Mid Cap Growth Fund	9,718	165	6,715	977	49	594	—	18,218
Summit Fund	40,051	—	303,334	—	—	—	—	343,385

Certain officers and Trustees of the Trust are also officers or directors of the Advisor and Distributor. The compensation of the independent Trustees is borne by the Trust. The Trust also pays a portion of the Chief Compliance Officer’s compensation. These amounts are reflected as Trustee and officer fees in the Statement of Operations.

70 | Annual Financial Statements

Notes to Financial Statements, Continued

September 30, 2025

As of September 30, 2025, the percentage of direct investments in the Funds held by the Trustees, officers of the Trust, and the Advisor is approximately as follows.

PERCENTAGE OF DIRECT INVESTMENTS
Global Opportunities Fund	7.80%
International Equity Fund	2.21
Better World International Fund	11.15
International Growth Fund	6.16
Developing World Fund	2.75
Small/Mid Cap Core Fund	4.13
Small/Mid Cap Growth Fund	3.37
Income Builder Fund	2.07
Summit Fund	57.84

The Funds may purchase or sell portfolio securities from or to an affiliated fund provided that all such transactions will comply with Rule 17a-7 under the 1940 Act. For the year ended September 30, 2025, the Rule 17a-7 purchases, sales and gains/(losses) were as follows.

	PURCHASES	SALES	REALIZED GAINS/(LOSSES)
Global Opportunities Fund	$2,130,002	$—	$—
Developing World Fund	—	2,130,002	(22,540)
Small/Mid Cap Core Fund	4,359,776	—	—
Small/Mid Cap Growth Fund	—	4,359,776	379,911

Shown below are holdings of voting securities of each portfolio holding which is considered "affiliated" to the Funds under the 1940 Act ("Affiliates"), including companies for which the Funds’ holdings represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Funds invested for cash management purposes during the period:

GLOBAL OPPORTUNITIES FUND	MARKET VALUE 9/30/24	PURCHASES AT COST	SALES PROCEEDS	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPR./(DEPR.)	MARKET VALUE 9/30/25	DIVIDEND INCOME
Thornburg Capital Mgmt. Fund	$36,186,959	$229,980,233	$(223,618,935)	$-	$-	$42,548,257	$1,351,561

INTERNATIONAL EQUITY FUND
Thornburg Capital Mgmt. Fund	$120,996,633	$1,110,502,902	$(844,037,536)	$-	$-	$387,461,999	$9,960,057

BETTER WORLD INTERNATIONAL FUND
Thornburg Capital Mgmt. Fund	$22,153,050	$176,517,413	$(180,424,562)	$-	$-	$18,245,901	$1,049,247

INTERNATIONAL GROWTH FUND
Thornburg Capital Mgmt. Fund	$21,464,529	$239,962,998	$(255,843,233)	$-	$-	$5,584,294	$742,143

DEVELOPING WORLD FUND
Thornburg Capital Mgmt. Fund	$1,108,242	$232,726,184	$(212,065,791)	$-	$-	$21,768,635	$569,847

SMALL/MID CAP CORE FUND
Thornburg Capital Mgmt. Fund	$10,203,814	$89,622,643	$(96,579,399)	$-	$-	$3,247,058	$348,710

SMALL/MID CAP GROWTH FUND
Thornburg Capital Mgmt. Fund	$5,829,012	$50,444,050	$(54,702,692)	$-	$-	$1,570,370	$117,773

Annual Financial Statements | 71

Notes to Financial Statements, Continued

September 30, 2025

INCOME BUILDER FUND	MARKET VALUE 9/30/24	PURCHASES AT COST	SALES PROCEEDS	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPR./(DEPR.)	MARKET VALUE 9/30/25	DIVIDEND INCOME
Chimera Investment Corp.	$78,324,655	$-	$-	$-	$(12,913,919)	$65,410,736	$7,322,836
Malamute Energy, Inc.	12,439	-	-	-	-	12,439	-
SLR Investment Corp.	64,833,895	-	-	-	1,033,896	65,867,791	7,064,956
Thornburg Capital Mgmt. Fund	687,343,444	3,134,842,776	(1,708,110,839)	-	-	2,114,075,381	47,001,347
Total	$830,514,433	$3,134,842,776	$(1,708,110,839)	$-	$(11,880,023)	$2,245,366,347	$61,389,139

SUMMIT FUND
Thornburg Capital Mgmt. Fund	$9,255,964	$36,788,836	$(44,101,627)	$-	$-	$1,943,173	$130,656

NOTE 5 – TAXES

Federal Income Taxes: It is the policy of the Trust to comply with the provisions of the Internal Revenue Code of 1986 applicable to regulated investment companies and to distribute to shareholders substantially all investment company taxable income including net realized gains on investments (if any), and tax exempt income of the Funds. Therefore, no provision for federal income or excise tax is required.

The Funds file income tax returns in United States federal and applicable state jurisdictions. The statute of limitations on the Funds’ tax return filings generally remains open for the three years following a return’s filing date. The Funds have analyzed each uncertain tax position believed to be material in the preparation of the Funds’ financial statements for the fiscal year ended September 30, 2025, including open tax years, to assess whether it is more likely than not that the position would be sustained upon examination, based on the technical merits of the position. The Funds have not identified any such position for which an asset or liability must be reflected in the Statements of Assets and Liabilities.

At September 30, 2025, information on the tax components of capital was as follows:

	COST	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Global Opportunities Fund	$821,528,920	$727,771,647	$(26,738,731)	$701,032,916
International Equity Fund	3,164,522,645	1,280,591,980	(24,690,400)	1,255,901,580
Better World International Fund	402,582,412	111,402,394	(6,830,921)	104,571,473
International Growth Fund	423,948,431	305,634,932	(9,892,982)	295,741,950
Developing World Fund	422,534,785	176,776,943	(11,460,420)	165,316,523
Small/Mid Cap Core Fund	354,740,462	157,194,677	(26,261,353)	130,933,324
Small/Mid Cap Growth Fund	162,117,147	69,329,434	(11,112,398)	58,217,036
Income Builder Fund	11,770,389,629	6,093,198,098	(215,762,937)	5,877,435,161
Summit Fund	73,869,614	23,943,599	(1,973,772)	21,969,827

Temporary differences between book and tax basis appreciation (depreciation) on cost of investments is primarily attributed to tax deferral of losses on wash sales, premium amortization accruals, mark-to-market of forward currency contracts and passive foreign investment companies, distributions from real estate investment trusts (“REITs”), distributions from non-REIT securities, partnership basis adjustments, tax treatment of corporate actions, and grantor trust adjustments.

At September 30, 2025, the Funds had deferred tax basis late-year ordinary investment losses occurring subsequent to October 31, 2024 through September 30, 2025 per the following table. For tax purposes, such losses will be recognized in the year ending September 30, 2026.

DEFERRED TAX BASIS LATE-YEAR ORDINARY LOSSES
Small/Mid Cap Core Fund	$1,443,192
Small/Mid Cap Growth Fund	1,771,342

72 | Annual Financial Statements

Notes to Financial Statements, Continued

September 30, 2025

At September 30, 2025, the Funds had cumulative tax basis capital losses from prior fiscal years as shown on the following table, which may be carried forward to offset future capital gains. To the extent such carryforwards are used, capital gain distributions may be reduced to the extent provided by regulations. Such capital loss carryforwards do not expire.

	CUMULATIVE CAPITAL LOSSES
	SHORT-TERM	LONG-TERM
Better World International Fund	$15,903,351	$—
Developing World Fund	96,705,258	—
Small/Mid Cap Core Fund	9,155,674	273,253
Small/Mid Cap Growth Fund	42,275,815	39,470,075

During the year ended September 30, 2025, the Funds utilized capital loss carryforwards as shown on the following table.

UTILIZED CAPITAL LOSS CARRYFORWARDS
Better World International Fund	$43,964,511
Developing World Fund	46,697,577
Small/Mid Cap Core Fund	25,610,698
Small/Mid Cap Growth Fund	21,037,155

At September 30, 2025, the effect of permanent "book/tax" reclassifications resulted in increases and decreases to components of the Funds’ net assets as follows:

	DISTRIBUTABLE EARNINGS	NET CAPITAL PAID
Global Opportunities Fund	$(6,981,245)	$6,981,245
International Equity Fund	(14,198,678)	14,198,678
International Growth Fund	(1,597,813)	1,597,813
Small/Mid Cap Core Fund	2,115,890	(2,115,890)
Small/Mid Cap Growth Fund	2,796,521	(2,796,521)
Income Builder Fund	(41,642,932)	41,642,932

These differences are primarily due to the tax treatment of equalization credits and net operating losses.

Foreign Withholding Taxes Paid: The Funds are subject to foreign tax withholding imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. In December 2023, the FASB issued Accounting Standards Update (ASU) 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of income taxes paid disaggregated by jurisdiction, when material to the Funds’ financial statements. The amendments under this ASU are required to be applied prospectively and are effective for annual periods beginning after December 15, 2024. Early adoption of ASU 2023-09 was permitted.

The value of the foreign withholding taxes paid by any Fund at the end of the period in relation to the Fund’s net assets were not significant and accordingly, a reconciliation of income taxes paid for the year ended September 30, 2025 is not presented.

Foreign Withholding Tax Reclaims: The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld, in view of various considerations, including recent decisions rendered by the courts in those and other jurisdictions. The Funds would expect to record a receivable for such a tax reclaim based on a variety of factors, including assessment of a jurisdiction’s legal obligation to pay reclaims, the jurisdiction’s administrative practices and payment history, and industry convention.

As a result of several court rulings in France and Sweden, the French and Swedish tax authorities recently paid several of the Funds’ tax reclaims for prior tax withholding. These tax reclaim payments are reflected as “Foreign withholding tax claims” in the Statements of Operations and any related interest is included in “Interest Income”. Reducing the “Foreign withholding tax claim” payments for the calculation of Net Investment Income/Loss in the Statement of Operations are fees paid by the Funds to a third-party service provider that assisted in the recovery of the tax reclaims by pursuing administrative and judicial proceedings on the Funds’ behalf. These third-party service provider fees are reflected in the Statement of Operations under “Tax Reclaim Collection Fees” and are excluded from the expense limitation agreement; therefore, certain net expenses are above the contractual limit. For U.S. income tax purposes, tax reclaims paid by France and Sweden and received by the Funds will reduce the amount of foreign taxes paid in a fiscal year that Fund shareholders can use as tax credits in their individual income tax returns.

In the event that tax reclaims received by the Funds during the fiscal year ending September 30, 2025, exceed the foreign withholding taxes paid by the Funds for other foreign investments, and the Funds have previously passed foreign tax credits on to their shareholders,

Annual Financial Statements | 73

Notes to Financial Statements, Continued

September 30, 2025

the Funds will have a U.S. tax liability. The Funds will enter into a closing agreement with the Internal Revenue Service (IRS) in order to pay the associated tax liability (fees) on behalf of the Funds’ shareholders. These IRS fees are estimated through the year ended September 30, 2025 and are reflected as “IRS Compliance Fees” in the Statements of Operations.

Deferred Foreign Capital Gain Taxes: The Funds are subject to a tax imposed on net realized gains of securities of certain foreign countries. The Funds record an estimated deferred tax liability for net unrealized gains on these investments as reflected in the accompanying financial statements. Such changes are included in Net change in unrealized appreciation (depreciation) from investments in the Statement of Operations, if any.

At September 30, 2025, the Funds had undistributed tax basis ordinary investment income and undistributed tax basis capital gains as follows:

	UNDISTRIBUTED TAX BASIS ORDINARY INVESTMENT INCOME	UNDISTRIBUTED TAX BASIS CAPITAL GAINS
Global Opportunities Fund	$15,570,206	$74,469,881
International Equity Fund	61,282,312	100,999,409
Better World International Fund	7,166,185	—
International Growth Fund	1,213,175	6,171,157
Developing World Fund	20,172,080	—
Income Builder Fund	85,803,932	326,925,105
Summit Fund	688,109	2,866,581

The tax character of distributions paid for the Funds during the years ended September 30, 2025, and September 30, 2024, were as follows:

	DISTRIBUTIONS FROM:
	ORDINARY INCOME		CAPITAL GAINS
	2025	2024	2025	2024
Global Opportunities Fund	$36,269,253	$27,584,800	$29,100,016	$32,029,693
International Equity Fund	58,017,208	48,346,564	122,344,393	9,940,441
Better World International Fund	6,459,860	8,565,346	—	—
International Growth Fund	2,931,681	4,803,282	57,455,933	—
Developing World Fund	16,971,673	18,863,056	—	—
Income Builder Fund	689,488,878	594,051,997	85,933,005	—
Summit Fund	2,320,239	2,565,517	2,187,884	—

NOTE 6 – SHARES OF BENEFICIAL INTEREST

At September 30, 2025, there were an unlimited number of shares of each Fund with no par value of beneficial interest authorized. Transactions in each Fund’s shares of beneficial interest were as follows:

	YEAR ENDED SEPTEMBER 30, 2025		YEAR ENDED SEPTEMBER 30, 2024
GLOBAL OPPORTUNITIES FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	675,237	$27,221,504	1,012,957	$35,674,509
Shares issued to shareholders in reinvestment of dividends	433,325	15,746,718	474,492	15,180,833
Shares repurchased	(1,654,840)	(65,557,726)	(1,443,942)	(50,731,101)
Net increase (decrease)	(546,278)	$(22,589,504)	43,507	$124,241

Class C Shares
Shares sold	57,309	$2,216,534	43,651	$1,454,992
Shares issued to shareholders in reinvestment of dividends	29,953	1,035,599	52,823	1,582,206
Shares repurchased	(320,123)	(12,113,994)	(662,983)	(21,714,206)
Net increase (decrease)	(232,861)	$(8,861,861)	(566,509)	$(18,677,008)

74 | Annual Financial Statements

Notes to Financial Statements, Continued

September 30, 2025

	YEAR ENDED SEPTEMBER 30, 2025		YEAR ENDED SEPTEMBER 30, 2024
GLOBAL OPPORTUNITIES FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class I Shares
Shares sold	3,934,399	$162,299,606	5,352,423	$191,322,020
Shares issued to shareholders in reinvestment of dividends	1,090,230	39,775,590	1,077,890	34,707,454
Shares repurchased	(5,633,849)	(220,487,319)	(4,763,476)	(167,167,383)
Net increase (decrease)	(609,220)	$(18,412,123)	1,666,837	$58,862,091

Class R3 Shares
Shares sold	7,174	$283,003	5,679	$199,489
Shares issued to shareholders in reinvestment of dividends	3,752	134,665	4,569	144,105
Shares repurchased	(20,375)	(844,480)	(23,648)	(808,517)
Net increase (decrease)	(9,449)	$(426,812)	(13,400)	$(464,923)

Class R4 Shares
Shares sold	36,303	$1,387,364	31,850	$1,098,403
Shares issued to shareholders in reinvestment of dividends	5,767	207,815	6,692	212,163
Shares repurchased	(33,808)	(1,337,214)	(68,458)	(2,368,915)
Net increase (decrease)	8,262	$257,965	(29,916)	$(1,058,349)

Class R5 Shares
Shares sold	143,177	$5,854,459	123,947	$4,387,721
Shares issued to shareholders in reinvestment of dividends	19,935	728,777	26,661	859,773
Shares repurchased	(166,548)	(6,745,929)	(232,450)	(8,267,942)
Net increase (decrease)	(3,436)	$(162,693)	(81,842)	$(3,020,448)

Class R6 Shares
Shares sold	430,603	$16,961,378	192,348	$6,688,651
Shares issued to shareholders in reinvestment of dividends	95,448	3,503,730	103,441	3,343,892
Shares repurchased	(124,506)	(4,973,861)	(160,006)	(5,920,490)
Net increase (decrease)	401,545	$15,491,247	135,783	$4,112,053

	YEAR ENDED SEPTEMBER 30, 2025		YEAR ENDED SEPTEMBER 30, 2024
INTERNATIONAL EQUITY FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	1,766,738	$50,390,348	935,850	$23,364,618
Shares issued to shareholders in reinvestment of dividends	929,880	23,610,514	332,207	7,864,729
Shares repurchased	(2,962,137)	(84,044,235)	(2,843,485)	(71,690,840)
Net increase (decrease)	(265,519)	$(10,043,373)	(1,575,428)	$(40,461,493)

Class C Shares
Shares sold	124,611	$3,117,994	53,478	$1,143,654
Shares issued to shareholders in reinvestment of dividends	26,417	569,012	8,282	167,683
Shares repurchased	(152,007)	(3,628,732)	(298,442)	(6,328,898)
Net increase (decrease)	(979)	$58,274	(236,682)	$(5,017,561)

Annual Financial Statements | 75

Notes to Financial Statements, Continued

September 30, 2025

	YEAR ENDED SEPTEMBER 30, 2025		YEAR ENDED SEPTEMBER 30, 2024
INTERNATIONAL EQUITY FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class I Shares
Shares sold	41,513,506	$1,241,537,887	8,569,673	$229,751,406
Shares issued to shareholders in reinvestment of dividends	3,677,162	97,552,913	1,295,190	31,956,670
Shares repurchased	(14,405,645)	(420,733,276)	(11,502,083)	(300,336,495)
Net increase (decrease)	30,785,023	$918,357,524	(1,637,220)	$(38,628,419)

Class R3 Shares
Shares sold	906,461	$25,657,963	727,534	$18,322,479
Shares issued to shareholders in reinvestment of dividends	289,892	7,346,963	96,113	2,271,486
Shares repurchased	(1,129,734)	(31,620,831)	(1,293,681)	(32,623,352)
Net increase (decrease)	66,619	$1,384,095	(470,034)	$(12,029,387)

Class R4 Shares
Shares sold	979,309	$26,991,833	467,006	$11,501,773
Shares issued to shareholders in reinvestment of dividends	190,399	4,776,813	66,517	1,557,309
Shares repurchased	(956,563)	(26,925,484)	(1,006,130)	(25,409,873)
Net increase (decrease)	213,145	$4,843,162	(472,607)	$(12,350,791)

Class R5 Shares
Shares sold	1,643,064	$49,098,764	822,970	$21,660,544
Shares issued to shareholders in reinvestment of dividends	261,082	6,916,888	96,280	2,372,344
Shares repurchased	(2,953,450)	(90,548,936)	(1,369,086)	(35,421,432)
Net increase (decrease)	(1,049,304)	$(34,533,284)	(449,836)	$(11,388,544)

Class R6 Shares
Shares sold	6,202,974	$183,476,520	3,752,690	$100,729,703
Shares issued to shareholders in reinvestment of dividends	941,424	24,826,220	298,157	7,313,121
Shares repurchased	(3,699,429)	(109,513,867)	(2,130,225)	(56,807,552)
Net increase (decrease)	3,444,969	$98,788,873	1,920,622	$51,235,272

	YEAR ENDED SEPTEMBER 30, 2025		YEAR ENDED SEPTEMBER 30, 2024
BETTER WORLD INTERNATIONAL FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	401,158	$7,688,642	314,663	$5,494,322
Shares issued to shareholders in reinvestment of dividends	15,979	285,868	26,486	440,725
Shares repurchased	(510,094)	(9,804,679)	(886,558)	(15,449,484)
Net increase (decrease)	(92,957)	$(1,830,169)	(545,409)	$(9,514,437)

Class C Shares
Shares sold	32,561	$625,952	34,558	$583,973
Shares issued to shareholders in reinvestment of dividends	35	603	1,448	23,443
Shares repurchased	(121,515)	(2,217,072)	(80,425)	(1,328,131)
Net increase (decrease)	(88,919)	$(1,590,517)	(44,419)	$(720,715)

76 | Annual Financial Statements

Notes to Financial Statements, Continued

September 30, 2025

	YEAR ENDED SEPTEMBER 30, 2025		YEAR ENDED SEPTEMBER 30, 2024
BETTER WORLD INTERNATIONAL FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class I Shares
Shares sold	3,334,714	$66,427,066	6,674,995	$117,530,957
Shares issued to shareholders in reinvestment of dividends	320,147	5,893,909	459,511	7,866,834
Shares repurchased	(8,821,284)	(173,036,996)	(11,682,808)	(209,166,500)
Net increase (decrease)	(5,166,423)	$(100,716,021)	(4,548,302)	$(83,768,709)

	YEAR ENDED SEPTEMBER 30, 2025		YEAR ENDED SEPTEMBER 30, 2024
INTERNATIONAL GROWTH FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	885,475	$20,972,473	560,328	$13,997,423
Shares issued to shareholders in reinvestment of dividends	257,245	5,924,363	8,080	192,231
Shares repurchased	(1,064,279)	(25,682,725)	(1,198,879)	(29,627,516)
Net increase (decrease)	78,441	$1,214,111	(630,471)	$(15,437,862)

Class C Shares
Shares sold	21,739	$464,871	4,915	$107,512
Shares issued to shareholders in reinvestment of dividends	25,319	508,913	-	-
Shares repurchased	(156,357)	(3,286,513)	(159,144)	(3,439,978)
Net increase (decrease)	(109,299)	$(2,312,729)	(154,229)	$(3,332,466)

Class I Shares
Shares sold	2,672,856	$66,785,204	2,076,789	$53,519,336
Shares issued to shareholders in reinvestment of dividends	1,791,982	43,106,441	149,145	3,680,897
Shares repurchased	(8,495,059)	(211,966,764)	(6,263,849)	(160,744,854)
Net increase (decrease)	(4,030,221)	$(102,075,119)	(4,037,915)	$(103,544,621)

Class R3 Shares
Shares sold	18,566	$440,539	25,629	$627,655
Shares issued to shareholders in reinvestment of dividends	14,803	334,261	282	6,584
Shares repurchased	(64,074)	(1,518,040)	(59,218)	(1,466,389)
Net increase (decrease)	(30,705)	$(743,240)	(33,307)	$(832,150)

Class R4 Shares
Shares sold	54,720	$1,282,952	47,405	$1,171,152
Shares issued to shareholders in reinvestment of dividends	9,798	223,200	307	7,228
Shares repurchased	(116,546)	(2,890,549)	(114,285)	(2,837,793)
Net increase (decrease)	(52,028)	$(1,384,397)	(66,573)	$(1,659,413)

Class R5 Shares
Shares sold	31,277	$803,630	68,817	$1,796,055
Shares issued to shareholders in reinvestment of dividends	18,127	437,674	2,995	74,150
Shares repurchased	(90,212)	(2,244,788)	(422,194)	(11,088,257)
Net increase (decrease)	(40,808)	$(1,003,484)	(350,382)	$(9,218,052)

Annual Financial Statements | 77

Notes to Financial Statements, Continued

September 30, 2025

	YEAR ENDED SEPTEMBER 30, 2025		YEAR ENDED SEPTEMBER 30, 2024
INTERNATIONAL GROWTH FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class R6 Shares
Shares sold	121,888	$3,068,894	113,329	$2,953,129
Shares issued to shareholders in reinvestment of dividends	253,883	6,162,308	19,758	491,183
Shares repurchased	(258,119)	(6,534,643)	(164,346)	(4,306,251)
Net increase (decrease)	117,652	$2,696,559	(31,259)	$(861,939)

	YEAR ENDED SEPTEMBER 30, 2025		YEAR ENDED SEPTEMBER 30, 2024
DEVELOPING WORLD FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	515,148	$11,584,433	911,509	$19,135,420
Shares issued to shareholders in reinvestment of dividends	74,890	1,604,139	63,772	1,288,201
Shares repurchased	(1,066,287)	(24,105,078)	(1,883,964)	(39,452,003)
Net increase (decrease)	(476,249)	$(10,916,506)	(908,683)	$(19,028,382)

Class C Shares
Shares sold	22,726	$474,154	43,412	$845,771
Shares issued to shareholders in reinvestment of dividends	4,765	96,300	3,471	66,087
Shares repurchased	(115,472)	(2,471,268)	(329,219)	(6,457,540)
Net increase (decrease)	(87,981)	$(1,900,814)	(282,336)	$(5,545,682)

Class I Shares
Shares sold	2,286,264	$52,756,203	5,731,667	$122,155,929
Shares issued to shareholders in reinvestment of dividends	593,776	13,015,570	762,019	15,758,554
Shares repurchased	(7,439,191)	(171,722,569)	(24,126,800)	(519,187,519)
Net increase (decrease)	(4,559,151)	$(105,950,796)	(17,633,114)	$(381,273,036)

Class R5 Shares
Shares sold	25,148	$588,236	29,859	$645,915
Shares issued to shareholders in reinvestment of dividends	4,147	90,620	3,239	66,745
Shares repurchased	(60,042)	(1,455,889)	(48,166)	(1,029,328)
Net increase (decrease)	(30,747)	$(777,033)	(15,068)	$(316,668)

Class R6 Shares
Shares sold	353,233	$8,348,933	408,275	$8,831,367
Shares issued to shareholders in reinvestment of dividends	76,240	1,674,987	59,957	1,241,706
Shares repurchased	(2,026,736)	(45,434,211)	(564,666)	(12,350,964)
Net increase (decrease)	(1,597,263)	$(35,410,291)	(96,434)	$(2,277,891)

	YEAR ENDED SEPTEMBER 30, 2025		YEAR ENDED SEPTEMBER 30, 2024
SMALL/MID CAP CORE FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	86,176	$6,883,271	55,814	$3,776,195
Shares issued to shareholders in reinvestment of dividends	-	-	-	-
Shares repurchased	(657,029)	(50,017,363)	(635,440)	(42,873,713)
Net increase (decrease)	(570,853)	$(43,134,092)	(579,626)	$(39,097,518)

78 | Annual Financial Statements

Notes to Financial Statements, Continued

September 30, 2025

	YEAR ENDED SEPTEMBER 30, 2025		YEAR ENDED SEPTEMBER 30, 2024
SMALL/MID CAP CORE FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class C Shares
Shares sold	12,428	$769,782	1,783	$101,849
Shares issued to shareholders in reinvestment of dividends	-	-	-	-
Shares repurchased	(20,871)	(1,345,149)	(40,379)	(2,271,886)
Net increase (decrease)	(8,443)	$(575,367)	(38,596)	$(2,170,037)

Class I Shares
Shares sold	146,888	$11,605,963	100,014	$7,162,244
Shares issued to shareholders in reinvestment of dividends	-	-	-	-
Shares repurchased	(687,190)	(54,019,010)	(336,034)	(23,553,036)
Net increase (decrease)	(540,302)	$(42,413,047)	(236,020)	$(16,390,792)

Class R3 Shares
Shares sold	13,709	$1,047,631	15,531	$1,048,927
Shares issued to shareholders in reinvestment of dividends	-	-	-	-
Shares repurchased	(45,359)	(3,510,666)	(65,541)	(4,464,001)
Net increase (decrease)	(31,650)	$(2,463,035)	(50,010)	$(3,415,074)

Class R4 Shares
Shares sold	3,849	$303,633	3,334	$230,467
Shares issued to shareholders in reinvestment of dividends	-	-	-	-
Shares repurchased	(5,503)	(442,176)	(5,779)	(408,013)
Net increase (decrease)	(1,654)	$(138,543)	(2,445)	$(177,546)

Class R5 Shares
Shares sold	4,271	$349,085	5,662	$398,737
Shares issued to shareholders in reinvestment of dividends	-	-	-	-
Shares repurchased	(12,152)	(995,579)	(17,269)	(1,226,133)
Net increase (decrease)	(7,881)	$(646,494)	(11,607)	$(827,396)

	YEAR ENDED SEPTEMBER 30, 2025		YEAR ENDED SEPTEMBER 30, 2024
SMALL/MID CAP GROWTH FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	79,838	$2,391,181	129,010	$3,465,995
Shares issued to shareholders in reinvestment of dividends	-	-	-	-
Shares repurchased	(877,215)	(25,823,106)	(947,543)	(25,242,883)
Net increase (decrease)	(797,377)	$(23,431,925)	(818,533)	$(21,776,888)

Class C Shares
Shares sold	3,925	$84,970	7,053	$130,584
Shares issued to shareholders in reinvestment of dividends	-	-	-	-
Shares repurchased	(44,711)	(965,355)	(97,002)	(1,866,089)
Net increase (decrease)	(40,786)	$(880,385)	(89,949)	$(1,735,505)

Annual Financial Statements | 79

Notes to Financial Statements, Continued

September 30, 2025

	YEAR ENDED SEPTEMBER 30, 2025		YEAR ENDED SEPTEMBER 30, 2024
SMALL/MID CAP GROWTH FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class I Shares
Shares sold	94,075	$3,203,245	95,955	$3,037,908
Shares issued to shareholders in reinvestment of dividends	-	-	-	-
Shares repurchased	(1,135,777)	(37,947,664)	(977,419)	(27,499,750)
Net increase (decrease)	(1,041,702)	$(34,744,419)	(881,464)	$(24,461,842)

Class R3 Shares
Shares sold	44,355	$1,293,173	46,030	$1,222,974
Shares issued to shareholders in reinvestment of dividends	-	-	-	-
Shares repurchased	(159,825)	(4,746,673)	(121,332)	(3,223,231)
Net increase (decrease)	(115,470)	$(3,453,500)	(75,302)	$(2,000,257)

Class R4 Shares
Shares sold	1,243	$37,433	1,596	$43,170
Shares issued to shareholders in reinvestment of dividends	-	-	-	-
Shares repurchased	(11,151)	(337,679)	(7,491)	(193,748)
Net increase (decrease)	(9,908)	$(300,246)	(5,895)	$(150,578)

Class R5 Shares
Shares sold	32,823	$1,154,150	32,632	$983,342
Shares issued to shareholders in reinvestment of dividends	-	-	-	-
Shares repurchased	(83,286)	(2,872,345)	(60,754)	(1,817,449)
Net increase (decrease)	(50,463)	$(1,718,195)	(28,122)	$(834,107)

	YEAR ENDED SEPTEMBER 30, 2025		YEAR ENDED SEPTEMBER 30, 2024
INCOME BUILDER FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	11,687,234	$329,071,418	11,027,278	$269,303,570
Shares issued to shareholders in reinvestment of dividends	7,883,660	219,073,710	7,166,809	179,871,887
Shares repurchased	(23,310,867)	(652,505,291)	(23,509,784)	(575,690,728)
Net increase (decrease)	(3,739,973)	$(104,360,163)	(5,315,697)	$(126,515,271)

Class C Shares
Shares sold	3,642,041	$103,500,852	2,947,051	$72,015,318
Shares issued to shareholders in reinvestment of dividends	782,193	21,593,317	738,145	18,457,774
Shares repurchased	(4,764,377)	(132,238,944)	(6,651,961)	(161,391,247)
Net increase (decrease)	(340,143)	$(7,144,775)	(2,966,765)	$(70,918,155)

Class I Shares
Shares sold	72,395,128	$2,082,567,489	52,973,673	$1,303,553,642
Shares issued to shareholders in reinvestment of dividends	16,291,236	458,160,924	13,614,797	344,755,089
Shares repurchased	(51,889,940)	(1,464,100,830)	(48,708,667)	(1,198,733,213)
Net increase (decrease)	36,796,424	$1,076,627,583	17,879,803	$449,575,518

80 | Annual Financial Statements

Notes to Financial Statements, Continued

September 30, 2025

	YEAR ENDED SEPTEMBER 30, 2025		YEAR ENDED SEPTEMBER 30, 2024
INCOME BUILDER FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class R3 Shares
Shares sold	70,709	$1,987,027	72,490	$1,785,321
Shares issued to shareholders in reinvestment of dividends	36,637	1,014,303	34,638	867,874
Shares repurchased	(174,256)	(4,988,476)	(190,585)	(4,636,825)
Net increase (decrease)	(66,910)	$(1,987,146)	(83,457)	$(1,983,630)

Class R4 Shares
Shares sold	79,237	$2,228,779	82,236	$1,988,854
Shares issued to shareholders in reinvestment of dividends	19,244	532,850	17,334	435,598
Shares repurchased	(186,254)	(5,494,116)	(77,696)	(1,909,690)
Net increase (decrease)	(87,773)	$(2,732,487)	21,874	$514,762

Class R5 Shares
Shares sold	147,522	$4,188,026	145,487	$3,561,552
Shares issued to shareholders in reinvestment of dividends	32,223	898,487	34,391	867,789
Shares repurchased	(263,450)	(7,246,251)	(278,319)	(6,938,192)
Net increase (decrease)	(83,705)	$(2,159,738)	(98,441)	$(2,508,851)

Class R6 Shares
Shares sold	2,138,663	$59,404,404	2,331,683	$54,950,079
Shares issued to shareholders in reinvestment of dividends	538,255	15,120,506	455,731	11,506,085
Shares repurchased	(1,302,564)	(36,894,524)	(1,695,423)	(42,814,705)
Net increase (decrease)	1,374,354	$37,630,386	1,091,991	$23,641,459

	YEAR ENDED SEPTEMBER 30, 2025		YEAR ENDED SEPTEMBER 30, 2024
SUMMIT FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	283,410	$3,738,572	658,773	$8,228,023
Shares issued to shareholders in reinvestment of dividends	33,528	442,986	17,242	221,769
Shares repurchased	(462,788)	(6,143,257)	(192,124)	(2,284,020)
Net increase (decrease)	(145,850)	$(1,961,699)	483,891	$6,165,772

Class I Shares
Shares sold	984,100	$13,158,404	1,583,992	$19,799,578
Shares issued to shareholders in reinvestment of dividends	294,337	3,869,090	164,909	2,109,866
Shares repurchased	(2,911,968)	(38,967,925)	(1,044,719)	(13,450,288)
Net increase (decrease)	(1,633,531)	$(21,940,431)	704,182	$8,459,156

NOTE 7 – INVESTMENT TRANSACTIONS

For the year ended September 30, 2025, the Funds had purchase and sale transactions of investments as listed in the table below (excluding short-term investments).

Annual Financial Statements | 81

Notes to Financial Statements, Continued

September 30, 2025

	PURCHASES	SALES
Global Opportunities Fund	$192,727,416	$273,747,887
International Equity Fund	1,544,948,228	900,139,715
Better World International Fund	189,222,419	287,983,086
International Growth Fund	211,780,252	368,305,703
Developing World Fund	271,716,852	459,676,085
Small/Mid Cap Core Fund	117,941,939	202,016,593
Small/Mid Cap Growth Fund	81,014,474	143,619,486
Income Builder Fund	3,898,190,080	4,521,808,066
Summit Fund	31,255,594	42,370,070

NOTE 8 – DERIVATIVE FINANCIAL INSTRUMENTS

The Funds may use a variety of derivative financial instruments to hedge or adjust the risks affecting their investment portfolio or to enhance investment returns. Provisions of the FASB Accounting Standards Codification 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Funds and how these derivatives affect the financial position, financial performance and cash flows of the Funds. The Funds do not designate any derivative instruments as hedging instruments under ASC 815. During the year ended September 30, 2025, certain Funds’ principal exposures to derivative financial instruments of the type addressed by ASC 815 were investments in forward currency contracts.

Forward Currency Contracts: During the year ended September 30, 2025, some of the Funds entered into forward currency contracts in the normal course of pursuing their investment objectives, with the intent of reducing the risk to the value of the Funds’ foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. Each of the forward currency contracts entered into by the Funds is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Forward currency contracts involve risks to the Funds, including the risk that a contract’s counterparty will not meet its obligations to the Funds, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Funds may not achieve the intended benefit of entering into a contract and may experience a loss.

The monthly average values of open forward currency contracts for the year ended September 30, 2025 were as follows:

	CONTRACTS PURCHASED	CONTRACTS SOLD
Global Opportunities Fund	$—	$226,983,758
International Equity Fund	—	30,203,786
Developing World Fund	15,919,597	70,633,346
Income Builder Fund	10,741,437	3,201,993,614
Summit Fund	6,906,218	40,546

These contracts are accounted for by the Funds under ASC 815. Unrealized appreciation and depreciation on outstanding contracts are reported in each Fund’s Statement of Assets and Liabilities, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at each contract’s inception date. Net realized gain (loss) on contracts closed during the period, and changes in net unrealized appreciation (depreciation) on outstanding contracts are recognized in each Fund’s Statement of Operations.

The outstanding forward currency contracts in the table located in each Fund’s Schedule of Investments which were entered into with State Street Bank and Trust Company (“SSB”) and with Morgan Stanley & Co. Inc. ("MSC") were entered into pursuant to International Swaps and Derivatives Association (“ISDA”) Master Agreements. The outstanding forward currency contracts, which were entered into with Brown Brothers Harriman & Co. (“BBH”), were entered into pursuant to a written agreement with BBH. In the event of a default or termination under the ISDA Master Agreement with SSB or MSC or the agreement with BBH, the non-defaulting party generally has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.

Because the ISDA Master Agreement with SSB, the ISDA Master Agreement with MSC, and the agreement with BBH do not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities unless there has been an event of default or termination event under such agreements, the Funds do not net their respective outstanding forward currency contracts for the purpose of disclosure in the Statement of Assets and Liabilities. Instead, the Funds recognize the unrealized appreciation (depreciation) on those forward currency contracts on a gross basis in each Fund’s Statement of Assets and Liabilities.

82 | Annual Financial Statements

Notes to Financial Statements, Continued

September 30, 2025

The unrealized appreciation (depreciation) of the outstanding forward currency contracts recognized in each Fund’s Statement of Assets and Liabilities at September 30, 2025 is disclosed in the following table:

	TYPE OF DERIVATIVE(a)	PRINCIPAL RISK	COUNTER PARTY	ASSET DERIVATIVES	LIABILITY DERIVATIVES	NET AMOUNT
Global Opportunities Fund	Forward currency contracts	Foreign currency risk	SSB	$219,258	$—	$219,258
	Forward currency contracts	Foreign currency risk	BBH	724,999	—	724,999
				$944,257	$—	$944,257
Income Builder Fund	Forward currency contracts	Foreign currency risk	SSB	3,967,700	—	3,967,700
	Forward currency contracts	Foreign currency risk	BBH	9,907,672	—	9,907,672
				$13,875,372	$—	$13,875,372
Summit Fund	Forward currency contracts	Foreign currency risk	MSC	—	(7,625)	(7,625)
	Forward currency contracts	Foreign currency risk	SSB	42,062	—	42,062
				$42,062	$(7,625)	$34,437

(a)	Generally, the Statement of Assets and Liabilities location for forward currency contracts is Assets - Unrealized appreciation on forward currency contracts for asset derivatives and Liabilities - Unrealized depreciation on forward currency contracts for liabilities derivatives.

Because the Funds did not receive or post cash collateral in connection with their forward currency contracts during the period, the net amounts of each Fund’s assets and liabilities which are attributable to those contracts at September 30, 2025 can be determined by offsetting the dollar amounts shown in the asset and liability columns in the preceding table, the results of which are reflected in the "Net Amount" column. The Funds’ forward currency contracts and written options are valued each day, and the net amounts of each Fund’s assets and liabilities which are attributable to those contracts and options are expected to vary over time.

The net realized gain (loss) from forward currency contracts and net change in unrealized appreciation (depreciation) on outstanding forward currency contracts recognized in each Fund’s Statement of Operations for the year ended September 30, 2025 are disclosed in the following table:

	TYPE OF DERIVATIVE(a)	PRINCIPAL RISK	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Global Opportunities Fund	Forward currency contracts	Foreign currency risk	$(12,427,421)	$1,368,700
International Equity Fund	Forward currency contracts	Foreign currency risk	8,231,294	1,953,484
Developing World Fund	Forward currency contracts	Foreign currency risk	(4,192,510)	—
Income Builder Fund	Forward currency contracts	Foreign currency risk	(169,489,186)	20,272,715
Summit Fund	Forward currency contracts	Foreign currency risk	194,592	(315,955)

(a)	Generally, the Statement of Operations location for forward currency contracts is Net realized gain (loss) on: forward currency contracts and Net change in unrealized appreciation (depreciation) on: forward currency contracts.

Annual Financial Statements | 83

Financial Highlights

Global Opportunities Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)+		NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF PERIOD

CLASS A SHARES(c)
2025	$39.69	1.03		8.84	9.87	(0.97)	(0.97)	—	(1.94)	$47.62
2024	$32.63	0.46		8.43	8.89	(0.63)	(1.20)	—	(1.83)	$39.69
2023	$27.76	0.67		5.35	6.02	(0.36)	(0.79)	—	(1.15)	$32.63
2022	$39.32	0.28		(6.80)	(6.52)	(0.49)	(4.55)	—	(5.04)	$27.76
2021	$31.69	0.53		9.40	9.93	— (d)	(2.30)	—	(2.30)	$39.32

CLASS C SHARES
2025	$37.55	0.71		8.36	9.07	(0.58)	(0.97)	—	(1.55)	$45.07
2024	$30.82	0.12		8.02	8.14	(0.21)	(1.20)	—	(1.41)	$37.55
2023	$26.21	0.40		5.06	5.46	(0.06)	(0.79)	—	(0.85)	$30.82
2022	$37.36	—	(e)	(6.41)	(6.41)	(0.19)	(4.55)	—	(4.74)	$26.21
2021	$30.44	0.22		9.00	9.22	—	(2.30)	—	(2.30)	$37.36

CLASS I SHARES
2025	$39.93	1.15		8.90	10.05	(1.09)	(0.97)	—	(2.06)	$47.92
2024	$32.82	0.59		8.45	9.04	(0.73)	(1.20)	—	(1.93)	$39.93
2023	$27.91	0.78		5.37	6.15	(0.45)	(0.79)	—	(1.24)	$32.82
2022	$39.49	0.39		(6.83)	(6.44)	(0.59)	(4.55)	—	(5.14)	$27.91
2021	$31.81	0.64		9.43	10.07	(0.09)	(2.30)	—	(2.39)	$39.49

CLASS R3 SHARES
2025	$39.17	0.94		8.75	9.69	(0.90)	(0.97)	—	(1.87)	$46.99
2024	$32.20	0.37		8.35	8.72	(0.55)	(1.20)	—	(1.75)	$39.17
2023	$27.37	0.61		5.28	5.89	(0.27)	(0.79)	—	(1.06)	$32.20
2022	$38.81	0.20		(6.69)	(6.49)	(0.40)	(4.55)	—	(4.95)	$27.37
2021	$31.38	0.42		9.31	9.73	—	(2.30)	—	(2.30)	$38.81

CLASS R4 SHARES
2025	$39.35	0.94		8.81	9.75	(0.94)	(0.97)	—	(1.91)	$47.19
2024	$32.36	0.40		8.38	8.78	(0.59)	(1.20)	—	(1.79)	$39.35
2023	$27.53	0.64		5.30	5.94	(0.32)	(0.79)	—	(1.11)	$32.36
2022	$39.01	0.24		(6.73)	(6.49)	(0.44)	(4.55)	—	(4.99)	$27.53
2021	$31.50	0.49		9.32	9.81	—	(2.30)	—	(2.30)	$39.01

CLASS R5 SHARES
2025	$40.00	1.16		8.91	10.07	(1.09)	(0.97)	—	(2.06)	$48.01
2024	$32.87	0.56		8.50	9.06	(0.73)	(1.20)	—	(1.93)	$40.00
2023	$27.95	0.79		5.37	6.16	(0.45)	(0.79)	—	(1.24)	$32.87
2022	$39.53	0.38		(6.83)	(6.45)	(0.58)	(4.55)	—	(5.13)	$27.95
2021	$31.84	0.61		9.47	10.08	(0.09)	(2.30)	—	(2.39)	$39.53

CLASS R6 SHARES
2025	$40.13	1.20		8.95	10.15	(1.14)	(0.97)	—	(2.11)	$48.17
2024	$32.97	0.63		8.51	9.14	(0.78)	(1.20)	—	(1.98)	$40.13
2023	$28.03	0.82		5.40	6.22	(0.49)	(0.79)	—	(1.28)	$32.97
2022	$39.64	0.44		(6.86)	(6.42)	(0.64)	(4.55)	—	(5.19)	$28.03
2021	$31.93	0.70		9.44	10.14	(0.13)	(2.30)	—	(2.43)	$39.64

(a)	Net investment income (loss) includes income from foreign withholding tax claims adjusted for IRS compliance fees and/or tax reclaim collection fees. Without these proceeds, the Net Investment Income (Loss) ratios would have been as follows:

	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6
2024	1.28%	0.34%	1.62%	1.03%	1.13%	1.54%	1.75%
2023	2.07%	1.28%	2.38%	1.91%	1.97%	2.41%	2.52%
2022	0.79%	(0.04)%	1.10%	0.56%	0.67%	1.08%	1.24%
2021	1.36%	0.57%	1.64%	1.10%	1.27%	1.60%	1.80%

See notes to financial statements.

84  |  Annual Financial Statements

Financial Highlights, Continued
Global Opportunities Fund

	RATIOS TO AVERAGE NET ASSETS				SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)(a)		EXPENSES, AFTER EXPENSE REDUCTIONS (%)	EXPENSES, BEFORE EXPENSE REDUCTIONS (%)	TOTAL RETURN (%)(b)	PORTFOLIO TURNOVER RATE (%)(b)	NET ASSETS AT END OF PERIOD (THOUSANDS)

CLASS A SHARES(c)
2025	2.57		1.29	1.33	26.48	15.07	$391,006
2024	1.29		1.30	1.34	28.68	14.91	$347,532
2023	2.09		1.29	1.33	21.93	17.07	$284,351
2022	0.83		1.29	1.35	(19.31)	26.92	$218,968
2021	1.42		1.27	1.31	32.82	25.48	$277,126

CLASS C SHARES
2025	1.87		2.13	2.16	25.47	15.07	$22,337
2024	0.36		2.14	2.17	27.59	14.91	$27,358
2023	1.31		2.09	2.13	20.99	17.07	$39,916
2022	—	(f)	2.06	2.11	(19.94)	26.92	$63,994
2021	0.63		2.04	2.08	31.77	25.48	$112,420

CLASS I SHARES
2025	2.84		0.99	1.07	26.89	15.07	$966,053
2024	1.64		0.99	1.08	29.05	14.91	$829,383
2023	2.41		0.99	1.06	22.32	17.07	$626,942
2022	1.14		0.99	1.06	(19.06)	26.92	$446,228
2021	1.69		0.99	1.06	33.17	25.48	$605,581

CLASS R3 SHARES
2025	2.38		1.50	2.42	26.29	15.07	$2,955
2024	1.05		1.50	2.49	28.47	14.91	$2,833
2023	1.94		1.50	2.43	21.76	17.07	$2,761
2022	0.61		1.50	2.40	(19.47)	26.92	$2,639
2021	1.15		1.50	2.07	32.48	25.48	$3,776

CLASS R4 SHARES
2025	2.36		1.40	2.01	26.38	15.07	$6,303
2024	1.15		1.40	2.15	28.53	14.91	$4,931
2023	2.00		1.40	2.10	21.82	17.07	$5,023
2022	0.72		1.40	2.09	(19.37)	26.92	$4,573
2021	1.32		1.40	1.83	32.62	25.48	$6,177

CLASS R5 SHARES
2025	2.86		0.99	1.31	26.88	15.07	$21,600
2024	1.56		0.99	1.35	29.06	14.91	$18,134
2023	2.43		0.99	1.20	22.32	17.07	$17,592
2022	1.12		0.99	1.38	(19.06)	26.92	$15,512
2021	1.64		0.99	1.36	33.18	25.48	$20,673

CLASS R6 SHARES
2025	2.94		0.85	1.00	27.06	15.07	$110,386
2024	1.77		0.85	1.01	29.25	14.91	$75,852
2023	2.54		0.85	1.02	22.50	17.07	$57,844
2022	1.28		0.85	1.03	(18.95)	26.92	$47,300
2021	1.85		0.85	1.00	33.32	25.48	$57,072

(b)	Not annualized for periods less than one year.
(c)	Sales loads are not reflected in computing total return.
(d)	Dividends From Net Investment Income was less than 0.01.

(e)	Net investment income (loss) was less than $0.01 per share.
(f)	Net investment income (loss) was less than 0.01%.

+	Based on weighted average shares outstanding.

Annual Financial Statements | 85

Financial Highlights
International Equity Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF YEAR	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF YEAR

CLASS A SHARES(d)
2025	$29.04	0.43	4.31	4.74	(0.42)	(1.31)	—	(1.73)	$32.05
2024	$22.51	0.46	6.61	7.07	(0.44)	(0.10)	—	(0.54)	$29.04
2023	$18.19	0.38	4.30	4.68	(0.36)	—	—	(0.36)	$22.51
2022	$28.75	0.29	(7.15)	(6.86)	(0.27)	(3.43)	—	(3.70)	$18.19
2021	$24.78	0.31	4.49	4.80	(0.06)	(0.77)	—	(0.83)	$28.75

CLASS C SHARES
2025	$24.78	0.14	3.66	3.80	(0.19)	(1.31)	—	(1.50)	$27.08
2024	$19.24	0.18	5.67	5.85	(0.21)	(0.10)	—	(0.31)	$24.78
2023	$15.61	0.15	3.69	3.84	(0.21)	—	—	(0.21)	$19.24
2022	$25.20	0.11	(6.13)	(6.02)	(0.14)	(3.43)	—	(3.57)	$15.61
2021	$21.91	0.06	4.00	4.06	—	(0.77)	—	(0.77)	$25.20

CLASS I SHARES
2025	$30.31	0.59	4.46	5.05	(0.50)	(1.31)	—	(1.81)	$33.55
2024	$23.46	0.56	6.88	7.44	(0.49)	(0.10)	—	(0.59)	$30.31
2023	$18.98	0.44	4.48	4.92	(0.44)	—	—	(0.44)	$23.46
2022	$29.88	0.41	(7.47)	(7.06)	(0.41)	(3.43)	—	(3.84)	$18.98
2021	$25.70	0.39	4.68	5.07	(0.12)	(0.77)	—	(0.89)	$29.88

CLASS R3 SHARES
2025	$28.97	0.38	4.30	4.68	(0.37)	(1.31)	—	(1.68)	$31.97
2024	$22.44	0.41	6.60	7.01	(0.38)	(0.10)	—	(0.48)	$28.97
2023	$18.17	0.32	4.29	4.61	(0.34)	—	—	(0.34)	$22.44
2022	$28.75	0.27	(7.16)	(6.89)	(0.26)	(3.43)	—	(3.69)	$18.17
2021	$24.77	0.23	4.52	4.75	—	(0.77)	—	(0.77)	$28.75

CLASS R4 SHARES
2025	$28.72	0.43	4.24	4.67	(0.42)	(1.31)	—	(1.73)	$31.66
2024	$22.25	0.45	6.55	7.00	(0.43)	(0.10)	—	(0.53)	$28.72
2023	$18.03	0.36	4.25	4.61	(0.39)	—	—	(0.39)	$22.25
2022	$28.56	0.32	(7.10)	(6.78)	(0.32)	(3.43)	—	(3.75)	$18.03
2021	$24.60	0.28	4.49	4.77	(0.04)	(0.77)	—	(0.81)	$28.56

CLASS R5 SHARES
2025	$30.27	0.51	4.52	5.03	(0.49)	(1.31)	—	(1.80)	$33.50
2024	$23.43	0.55	6.88	7.43	(0.49)	(0.10)	—	(0.59)	$30.27
2023	$18.96	0.44	4.47	4.91	(0.44)	—	—	(0.44)	$23.43
2022	$29.84	0.39	(7.44)	(7.05)	(0.40)	(3.43)	—	(3.83)	$18.96
2021	$25.66	0.38	4.67	5.05	(0.10)	(0.77)	—	(0.87)	$29.84

CLASS R6 SHARES
2025	$30.16	0.61	4.45	5.06	(0.54)	(1.31)	—	(1.85)	$33.37
2024	$23.34	0.62	6.84	7.46	(0.54)	(0.10)	—	(0.64)	$30.16
2023	$18.89	0.48	4.46	4.94	(0.49)	—	—	(0.49)	$23.34
2022	$29.75	0.45	(7.43)	(6.98)	(0.45)	(3.43)	—	(3.88)	$18.89
2021	$25.59	0.44	4.65	5.09	(0.16)	(0.77)	—	(0.93)	$29.75

(a)	Net investment income (loss) includes income from foreign withholding tax claims adjusted for IRS compliance fees and/or tax reclaim collection fees. Without these proceeds, the Net Investment Income (Loss) ratios would have been as follows:

	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6
2025	1.60%	0.66%	2.03%	1.40%	1.62%	1.80%	2.13%
2024	1.60%	0.63%	1.90%	1.41%	1.61%	1.86%	2.11%
2023	1.77%	0.87%	1.99%	1.51%	1.72%	1.98%	2.18%
2022	1.20%	0.52%	1.61%	1.11%	1.32%	1.53%	1.80%
2021	0.99%	0.16%	1.23%	0.71%	0.90%	1.18%	1.40%

See notes to financial statements.

86 | Annual Financial Statements

Financial Highlights, Continued
International Equity Fund

	RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)(a)	EXPENSES, AFTER EXPENSE REDUCTIONS (%)(b)	EXPENSES, BEFORE EXPENSE REDUCTIONS (%)	TOTAL RETURN (%)(c)	PORTFOLIO TURNOVER RATE (%)(c)	NET ASSETS AT END OF YEAR (THOUSANDS)

CLASS A SHARES(d)
2025	1.53	1.16	1.24	17.96	28.49	$469,430
2024	1.81	1.22	1.33	31.94	45.47	$432,976
2023	1.68	1.10	1.23	25.83	43.13	$371,073
2022	1.25	1.30	1.38	(27.88)	48.88	$339,638
2021	1.07	1.58	1.58	19.66	42.85	$543,262

CLASS C SHARES
2025	0.58	2.05	2.14	16.94	28.49	$10,960
2024	0.83	2.11	2.22	30.76	45.47	$10,055
2023	0.77	1.98	2.12	24.70	43.13	$12,360
2022	0.56	1.96	2.05	(28.38)	48.88	$13,978
2021	0.24	2.26	2.26	18.83	42.85	$27,189

CLASS I SHARES
2025	1.98	0.87	0.96	18.32	28.49	$2,967,479
2024	2.11	0.93	1.04	32.37	45.47	$1,747,826
2023	1.90	0.88	1.01	26.09 (e)	43.13	$1,390,996
2022	1.66	0.90	1.00	(27.64)	48.88	$1,254,672
2021	1.32	1.24	1.24	20.05	42.85	$2,000,723

CLASS R3 SHARES
2025	1.33	1.36	1.63	17.74	28.49	$144,188
2024	1.62	1.42	1.73	31.71	45.47	$128,725
2023	1.42	1.36	1.71	25.47	43.13	$110,275
2022	1.16	1.40	1.70	(27.97)	48.88	$100,783
2021	0.80	1.75	1.91	19.46	42.85	$157,724

CLASS R4 SHARES
2025	1.55	1.16	1.42	17.95	28.49	$109,321
2024	1.82	1.22	1.54	31.98	45.47	$93,021
2023	1.62	1.16	1.48	25.68	43.13	$82,599
2022	1.37	1.19	1.50	(27.81)	48.88	$69,822
2021	0.99	1.55	1.70	19.69	42.85	$104,735

CLASS R5 SHARES
2025	1.73	0.90	1.17	18.29	28.49	$94,843
2024	2.07	0.96	1.24	32.29	45.47	$117,461
2023	1.90	0.90	1.23	26.03	43.13	$101,451
2022	1.57	0.94	1.28	(27.60)	48.88	$86,468
2021	1.26	1.29	1.46	19.97	42.85	$160,007

CLASS R6 SHARES
2025	2.07	0.70	0.88	18.52	28.49	$600,774
2024	2.34	0.76	0.97	32.58	45.47	$439,072
2023	2.09	0.70	0.94	26.29	43.13	$294,974
2022	1.85	0.73	0.92	(27.47)	48.88	$243,442
2021	1.49	1.09	1.18	20.21	42.85	$331,621

(b)	Net expenses include tax reclaim collection fees that are excluded from the expense limitation agreement. If such expenses and fees had not occurred, the Expenses After Expense Reductions ratios for 2024 would have been: Class A, 1.17%; Class C, 2.06%; Class I, 0.87%; Class R3, 1.36%; Class R4, 1.16%; Class R5, 0.90%; Class R6, 0.70% and 2021 would have been: Class A, 1.25%; Class C, 1.96%; Class I, 0.94%; Class R3, 1.45%; Class R4, 1.25%; Class R5, 0.99%; Class R6, 0.79%.
(c)	Not annualized for periods less than one year.
(d)	Sales loads are not reflected in computing total return.
(e)	The total return based on the NAV which reflects adjustments in accordance with U.S. GAAP is 26.15%.
+	Based on weighted average shares outstanding.

Annual Financial Statements | 87

Financial Highlights
Better World International Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF YEAR	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF YEAR

CLASS A SHARES(c)
2025	$19.32	0.20	1.81	2.01	(0.14)	—	—	(0.14)	$21.19
2024	$16.10	0.15	3.25	3.40	(0.18)	—	—	(0.18)	$19.32
2023	$13.48	0.14	2.52	2.66	(0.04)	—	—	(0.04)	$16.10
2022	$21.46	0.06	(5.18)	(5.12)	—	(2.86)	—	(2.86)	$13.48
2021	$15.66	0.01	5.79	5.80	—	—	—	—	$21.46

CLASS C SHARES
2025	$18.70	0.03	1.77	1.80	—	—	—	—	$20.50
2024	$15.59	0.02	3.15	3.17	(0.06)	—	—	(0.06)	$18.70
2023	$13.11	0.02	2.46	2.48	—	—	—	—	$15.59
2022	$21.08	(0.07)	(5.04)	(5.11)	—	(2.86)	—	(2.86)	$13.11
2021	$15.51	(0.15)	5.72	5.57	—	—	—	—	$21.08

CLASS I SHARES
2025	$19.97	0.29	1.88	2.17	(0.26)	—	—	(0.26)	$21.88
2024	$16.64	0.25	3.35	3.60	(0.27)	—	—	(0.27)	$19.97
2023	$13.93	0.24	2.61	2.85	(0.14)	—	—	(0.14)	$16.64
2022	$22.03	0.15	(5.34)	(5.19)	(0.05)	(2.86)	—	(2.91)	$13.93
2021	$16.06	0.11	5.93	6.04	(0.07)	—	—	(0.07)	$22.03

(a)	Net investment income (loss) includes income from foreign withholding tax claims adjusted for IRS compliance fees and/or tax reclaim collection fees. Without these proceeds, the Net Investment Income (Loss) ratios would have been as follows:

	Class A	Class C	Class I
2024	0.87%	0.13%	1.41%
2023	0.85%	0.12%	1.42%
2022	0.32%	(0.43)%	0.88%
2021	0.04%	(0.78)%	0.51%

(b)	Not annualized for periods less than one year.
(c)	Sales loads are not reflected in computing total return.
(d)	The total return based on the NAV which reflects adjustments in accordance with U.S. GAAP is 10.57%.
+	Based on weighted average shares outstanding.

See notes to financial statements.

88 | Annual Financial Statements

Financial Highlights, Continued
Better World International Fund

	RATIOS TO AVERAGE NET ASSETS				SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)(a)	EXPENSES, AFTER EXPENSE REDUCTIONS (%)	EXPENSES, BEFORE EXPENSE REDUCTIONS (%)	TOTAL RETURN (%)(b)	PORTFOLIO TURNOVER RATE (%)(b)	NET ASSETS AT END OF YEAR (THOUSANDS)

CLASS A SHARES(c)
2025	1.02	1.41	1.56	10.51 (d)	39.30	$39,870
2024	0.89	1.44	1.58	21.27	60.57	$38,159
2023	0.87	1.46	1.60	19.79	80.23	$40,587
2022	0.34	1.47	1.58	(27.93)	140.89	$33,050
2021	0.05	1.57	1.57	37.04	119.96	$40,287

CLASS C SHARES
2025	0.17	2.19	2.62	9.64	39.30	$5,387
2024	0.15	2.19	2.55	20.42	60.57	$6,575
2023	0.14	2.19	2.82	18.92	80.23	$6,177
2022	(0.42)	2.24	2.50	(28.44)	140.89	$4,391
2021	(0.77)	2.38	2.85	35.91	119.96	$5,597

CLASS I SHARES
2025	1.48	0.90	1.24	11.09	39.30	$462,577
2024	1.42	0.90	1.24	21.90	60.57	$525,322
2023	1.44	0.90	1.26	20.49	80.23	$513,331
2022	0.89	0.96	1.25	(27.54)	140.89	$346,395
2021	0.53	1.09	1.21	37.72	119.96	$302,026

Annual Financial Statements | 89

Financial Highlights
International Growth Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF YEAR	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF YEAR

CLASS A SHARES(d)
2025	$27.10	(0.02)	0.35	0.33	(0.01)	(1.89)	—	(1.90)	$25.53
2024	$21.59	0.03	5.53	5.56	(0.05)	—	—	(0.05)	$27.10
2023	$18.22	0.02	3.41	3.43	(0.06)	—	—	(0.06)	$21.59
2022	$30.27	0.03	(10.09)	(10.06)	—	(1.99)	—	(1.99)	$18.22
2021	$28.37	(0.09)	2.37	2.28	—	(0.38)	—	(0.38)	$30.27

CLASS C SHARES
2025	$23.95	(0.25)	0.28	0.03	—	(1.89)	—	(1.89)	$22.09
2024	$19.22	(0.20)	4.93	4.73	—	—	—	—	$23.95
2023	$16.33	(0.16)	3.05	2.89	—	—	—	—	$19.22
2022	$27.55	(0.17)	(9.06)	(9.23)	—	(1.99)	—	(1.99)	$16.33
2021	$26.06	(0.31)	2.18	1.87	—	(0.38)	—	(0.38)	$27.55

CLASS I SHARES
2025	$28.20	0.06	0.38	0.44	(0.10)	(1.89)	—	(1.99)	$26.65
2024	$22.46	0.12	5.77	5.89	(0.15)	—	—	(0.15)	$28.20
2023	$18.97	0.11	3.53	3.64	(0.15)	—	—	(0.15)	$22.46
2022	$31.32	0.12	(10.48)	(10.36)	—	(1.99)	—	(1.99)	$18.97
2021	$29.27	(0.01)	2.44	2.43	—	(0.38)	—	(0.38)	$31.32

CLASS R3 SHARES
2025	$26.61	(0.06)	0.35	0.29	—	(1.89)	—	(1.89)	$25.01
2024	$21.21	— (e)	5.43	5.43	(0.03)	—	—	(0.03)	$26.61
2023	$17.90	(0.01)	3.35	3.34	(0.03)	—	—	(0.03)	$21.21
2022	$29.80	— (e)	(9.91)	(9.91)	—	(1.99)	—	(1.99)	$17.90
2021	$28.01	(0.16)	2.33	2.17	—	(0.38)	—	(0.38)	$29.80

CLASS R4 SHARES
2025	$26.83	(0.03)	0.34	0.31	(0.01)	(1.89)	—	(1.90)	$25.24
2024	$21.38	0.01	5.49	5.50	(0.05)	—	—	(0.05)	$26.83
2023	$18.06	0.02	3.37	3.39	(0.07)	—	—	(0.07)	$21.38
2022	$30.02	0.03	(10.00)	(9.97)	—	(1.99)	—	(1.99)	$18.06
2021	$28.18	(0.13)	2.35	2.22	—	(0.38)	—	(0.38)	$30.02

CLASS R5 SHARES
2025	$28.29	0.06	0.38	0.44	(0.09)	(1.89)	—	(1.98)	$26.75
2024	$22.53	0.11	5.78	5.89	(0.13)	—	—	(0.13)	$28.29
2023	$19.03	0.11	3.55	3.66	(0.16)	—	—	(0.16)	$22.53
2022	$31.41	0.12	(10.51)	(10.39)	—	(1.99)	—	(1.99)	$19.03
2021	$29.35	(0.01)	2.45	2.44	—	(0.38)	—	(0.38)	$31.41

CLASS R6 SHARES
2025	$28.43	0.10	0.37	0.47	(0.13)	(1.89)	—	(2.02)	$26.88
2024	$22.65	0.16	5.79	5.95	(0.17)	—	—	(0.17)	$28.43
2023	$19.13	0.14	3.56	3.70	(0.18)	—	—	(0.18)	$22.65
2022	$31.54	0.15	(10.57)	(10.42)	—	(1.99)	—	(1.99)	$19.13
2021	$29.44	0.02	2.46	2.48	—	(0.38)	—	(0.38)	$31.54

(a)	Net investment income (loss) includes income from foreign withholding tax claims adjusted for IRS compliance fees and/or tax reclaim collection fees. Without these proceeds, the Net Investment Income (Loss) ratios would have been as follows:

	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6
2024	0.09%	(0.93)%	0.46%	(0.02)%	0.02%	0.42%	0.58%
2023	0.08%	(0.83)%	0.45%	(0.05)%	0.05%	0.48%	0.58%
2022	0.08%	(0.83)%	0.42%	(0.06)%	0.07%	0.44%	0.56%
2021	(0.37)%	(1.18)%	(0.10)%	(0.60)%	(0.51)%	(0.11)%	(0.02)%

See notes to financial statements.

90 | Annual Financial Statements

Financial Highlights, Continued
International Growth Fund

	RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)(a)	EXPENSES, AFTER EXPENSE REDUCTIONS (%)(b)	EXPENSES, BEFORE EXPENSE REDUCTIONS (%)	TOTAL RETURN (%)(c)	PORTFOLIO TURNOVER RATE (%)(c)	NET ASSETS AT END OF YEAR (THOUSANDS)

CLASS A SHARES(d)
2025	(0.08)	1.36	1.40	1.96	28.90	$88,769
2024	0.11	1.37	1.38	25.81	44.57	$92,101
2023	0.10	1.37	1.38	18.82	37.24	$86,983
2022	0.13	1.36	1.36	(35.72)	63.54	$86,145
2021	(0.29)	1.27	1.27	8.07	34.41	$154,613

CLASS C SHARES
2025	(1.19)	2.38	2.59	0.90	28.90	$4,030
2024	(0.91)	2.36	2.37	24.61	44.57	$6,985
2023	(0.81)	2.27	2.28	17.70	37.24	$8,572
2022	(0.78)	2.22	2.23	(36.27)	63.54	$10,939
2021	(1.10)	2.07	2.07	7.21	34.41	$27,864

CLASS I SHARES
2025	0.24	0.99	1.10	2.36	28.90	$528,819
2024	0.48	0.99	1.04	26.30	44.57	$673,335
2023	0.47	0.99	1.06	19.23	37.24	$627,050
2022	0.47	0.99	1.06	(35.47)	63.54	$724,495
2021	(0.02)	1.00	1.00	8.34	34.41	$1,584,102

CLASS R3 SHARES
2025	(0.26)	1.50	2.36	1.85	28.90	$3,716
2024	(0.01)	1.50	2.18	25.63	44.57	$4,771
2023	(0.03)	1.50	2.25	18.69	37.24	$4,508
2022	(0.01)	1.50	2.29	(35.79)	63.54	$4,340
2021	(0.52)	1.51	1.89	7.78	34.41	$7,643

CLASS R4 SHARES
2025	(0.14)	1.40	2.12	1.89	28.90	$5,370
2024	0.04	1.40	2.04	25.77	44.57	$7,103
2023	0.08	1.40	2.01	18.78	37.24	$7,083
2022	0.12	1.40	2.00	(35.72)	63.54	$6,670
2021	(0.42)	1.41	1.63	7.91	34.41	$9,903

CLASS R5 SHARES
2025	0.22	0.99	1.76	2.34	28.90	$4,947
2024	0.44	0.99	1.57	26.24	44.57	$6,387
2023	0.50	0.99	1.38	19.25	37.24	$12,979
2022	0.49	0.99	1.45	(35.46)	63.54	$21,233
2021	(0.02)	1.00	1.27	8.35	34.41	$36,396

CLASS R6 SHARES
2025	0.37	0.89	1.04	2.45	28.90	$89,120
2024	0.60	0.89	1.02	26.39	44.57	$90,922
2023	0.60	0.89	1.02	19.38	37.24	$73,130
2022	0.61	0.89	1.01	(35.41)	63.54	$66,867
2021	0.06	0.90	0.96	8.46	34.41	$107,884

(b)	Net expenses include tax reclaim collection fees that are excluded from the expense limitation agreement. If such expenses and fees had not occurred, the Expenses After Expense Reductions ratios for 2021 would have been: Class A, 1.26%; Class C, 2.07%; Class I, 0.99%; Class R3, 1.50%; Class R4, 1.40%; Class R5, 0.99%; Class R6, 0.89%.
(c)	Not annualized for periods less than one year.
(d)	Sales loads are not reflected in computing total return.
(e)	Net investment income (loss) was less than $0.01 per share.
+	Based on weighted average shares outstanding.

Annual Financial Statements | 91

Financial Highlights
Developing World Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF YEAR	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF YEAR

CLASS A SHARES(d)
2025	$22.92	0.24	3.30	3.54	(0.52)	—	—	(0.52)	$25.94
2024	$19.68	0.07	3.51	3.58	(0.34)	—	—	(0.34)	$22.92
2023	$18.43	0.18	1.34	1.52	(0.27)	—	—	(0.27)	$19.68
2022	$27.58	0.39	(9.54)	(9.15)	—	—	—	—	$18.43
2021	$22.92	— (f)	4.66	4.66	—	—	—	—	$27.58

CLASS C SHARES
2025	$21.45	0.03	3.12	3.15	(0.30)	—	—	(0.30)	$24.30
2024	$18.40	(0.10)	3.27	3.17	(0.12)	—	—	(0.12)	$21.45
2023	$17.18	0.01	1.26	1.27	(0.05)	—	—	(0.05)	$18.40
2022	$25.93	0.14	(8.89)	(8.75)	—	—	—	—	$17.18
2021	$21.71	(0.21)	4.43	4.22	—	—	—	—	$25.93

CLASS I SHARES
2025	$23.54	0.34	3.39	3.73	(0.63)	—	—	(0.63)	$26.64
2024	$20.21	0.17	3.59	3.76	(0.43)	—	—	(0.43)	$23.54
2023	$18.93	0.27	1.37	1.64	(0.36)	—	—	(0.36)	$20.21
2022	$28.22	0.50	(9.79)	(9.29)	—	—	—	—	$18.93
2021	$23.40	0.10	4.76	4.86	(0.04)	—	—	(0.04)	$28.22

CLASS R5 SHARES
2025	$23.46	0.34	3.38	3.72	(0.63)	—	—	(0.63)	$26.55
2024	$20.15	0.17	3.57	3.74	(0.43)	—	—	(0.43)	$23.46
2023	$18.87	0.27	1.37	1.64	(0.36)	—	—	(0.36)	$20.15
2022	$28.12	0.48	(9.73)	(9.25)	—	—	—	—	$18.87
2021	$23.33	0.10	4.73	4.83	(0.04)	—	—	(0.04)	$28.12

CLASS R6 SHARES
2025	$23.60	0.30	3.46	3.76	(0.65)	—	—	(0.65)	$26.71
2024	$20.26	0.20	3.59	3.79	(0.45)	—	—	(0.45)	$23.60
2023	$18.98	0.29	1.37	1.66	(0.38)	—	—	(0.38)	$20.26
2022	$28.26	0.52	(9.80)	(9.28)	—	—	—	—	$18.98
2021	$23.43	0.12	4.78	4.90	(0.07)	—	—	(0.07)	$28.26

(a)	Net investment income (loss) includes income from foreign withholding tax claims adjusted for IRS compliance fees and/or tax reclaim collection fees. Without these proceeds, the Net Investment Income (Loss) ratios would have been as follows:

	Class A	Class C	Class I	Class R5	Class R6
2022	1.63%	0.61%	2.06%	1.94%	2.14%
2021	(0.02)%	(0.82)%	0.33%	0.34%	0.42%

(b)	Net expenses include tax reclaim collection fees that are excluded from the expense limitation agreement. If such expenses and fees had not occurred, the Expenses After Expense Reductions ratios for 2021 would have been: Class A, 1.43%; Class C, 2.19%; Class I, 1.09%; Class R5, 1.09%; Class R6, 0.99%.
(c)	Not annualized for periods less than one year.
(d)	Sales loads are not reflected in computing total return.
(e)	The total return based on the NAV which reflects adjustments in accordance with U.S. GAAP is 18.40% for 2024 and 15.92% for 2025.
(f)	Net investment income (loss) was less than $0.01 per share.
(g)	The total return based on the NAV which reflects adjustments in accordance with U.S. GAAP is 19.44%.
+	Based on weighted average shares outstanding.

See notes to financial statements.

92 | Annual Financial Statements

Financial Highlights, Continued
Developing World Fund

	RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)(a)	EXPENSES, AFTER EXPENSE REDUCTIONS (%)(b)	EXPENSES, BEFORE EXPENSE REDUCTIONS (%)	TOTAL RETURN (%)(c)	PORTFOLIO TURNOVER RATE (%)(c)	NET ASSETS AT END OF YEAR (THOUSANDS)

CLASS A SHARES(d)
2025	1.05	1.45	1.61	15.97 (e)	46.93	$73,995
2024	0.36	1.47	1.62	18.35 (e)	90.88	$76,267
2023	0.87	1.45	1.60	8.24	37.64	$83,389
2022	1.63	1.44	1.54	(33.18)	68.24	$87,897
2021	(0.01)	1.43	1.43	20.33	61.50	$131,471

CLASS C SHARES
2025	0.16	2.33	2.71	14.94	46.93	$6,350
2024	(0.53)	2.33	2.54	17.31	90.88	$7,493
2023	0.04	2.27	2.42	7.36	37.64	$11,621
2022	0.62	2.26	2.36	(33.74)	68.24	$17,044
2021	(0.81)	2.19	2.19	19.49 (g)	61.50	$40,933

CLASS I SHARES
2025	1.44	1.04	1.34	16.43	46.93	$466,106
2024	0.78	1.04	1.29	18.92	90.88	$519,163
2023	1.31	1.04	1.28	8.66	37.64	$802,285
2022	2.07	1.06	1.23	(32.92)	68.24	$772,911
2021	0.34	1.09	1.15	20.78	61.50	$925,280

CLASS R5 SHARES
2025	1.47	1.04	2.08	16.42	46.93	$3,009
2024	0.80	1.04	2.04	18.88	90.88	$3,380
2023	1.31	1.04	2.05	8.69	37.64	$3,206
2022	1.94	1.06	2.15	(32.89)	68.24	$2,403
2021	0.35	1.09	1.70	20.72	61.50	$4,157

CLASS R6 SHARES
2025	1.30	0.94	1.27	16.54	46.93	$34,827
2024	0.91	0.94	1.24	19.04	90.88	$68,459
2023	1.40	0.94	1.24	8.75	37.64	$60,741
2022	2.14	0.96	1.20	(32.84)	68.24	$54,406
2021	0.43	0.99	1.11	20.90	61.50	$78,006

Annual Financial Statements | 93

Financial Highlights
Small/Mid Cap Core Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF YEAR	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF YEAR

CLASS A SHARES(d)
2025	$77.15	(0.44)	2.97	2.53	—	—	—	—	$79.68
2024	$60.68	(0.39)	16.86	16.47	—	—	—	—	$77.15
2023	$55.35	(0.24)	5.60	5.36	(0.03)	—	—	(0.03)	$60.68
2022	$97.60	(0.27)	(15.33)	(15.60)	(0.30)	(26.35)	—	(26.65)	$55.35
2021	$74.81	(0.05)	22.84	22.79	—	—	—	—	$97.60

CLASS C SHARES
2025	$64.66	(1.00)	2.49	1.49	—	—	—	—	$66.15
2024	$51.36	(0.88)	14.18	13.30	—	—	—	—	$64.66
2023	$47.29	(0.70)	4.77	4.07	—	—	—	—	$51.36
2022	$87.40	(0.81)	(12.95)	(13.76)	—	(26.35)	—	(26.35)	$47.29
2021	$67.54	(0.71)	20.57	19.86	—	—	—	—	$87.40

CLASS I SHARES
2025	$81.16	(0.12)	3.14	3.02	—	—	—	—	$84.18
2024	$63.56	(0.10)	17.70	17.60	—	—	—	—	$81.16
2023	$58.01	0.01	5.86	5.87	(0.32)	—	—	(0.32)	$63.56
2022	$100.99	0.01	(16.09)	(16.08)	(0.55)	(26.35)	—	(26.90)	$58.01
2021	$77.16	0.25	23.58	23.83	—	—	—	—	$100.99

CLASS R3 SHARES
2025	$76.74	(0.39)	2.96	2.57	—	—	—	—	$79.31
2024	$60.32	(0.34)	16.76	16.42	—	—	—	—	$76.74
2023	$55.03	(0.21)	5.57	5.36	(0.07)	—	—	(0.07)	$60.32
2022	$97.10	(0.25)	(15.21)	(15.46)	(0.26)	(26.35)	—	(26.61)	$55.03
2021	$74.46	(0.08)	22.72	22.64	—	—	—	—	$97.10

CLASS R4 SHARES
2025	$78.10	(0.32)	3.01	2.69	—	—	—	—	$80.79
2024	$61.32	(0.28)	17.06	16.78	—	—	—	—	$78.10
2023	$55.96	(0.15)	5.65	5.50	(0.14)	—	—	(0.14)	$61.32
2022	$98.30	(0.16)	(15.50)	(15.66)	(0.33)	(26.35)	—	(26.68)	$55.96
2021	$75.30	0.01	22.99	23.00	—	—	—	—	$98.30

CLASS R5 SHARES
2025	$81.01	(0.11)	3.13	3.02	—	—	—	—	$84.03
2024	$63.45	(0.10)	17.66	17.56	—	—	—	—	$81.01
2023	$57.90	0.02	5.84	5.86	(0.31)	—	—	(0.31)	$63.45
2022	$100.84	— (f)	(16.04)	(16.04)	(0.55)	(26.35)	—	(26.90)	$57.90
2021	$77.05	0.26	23.53	23.79	—	—	—	—	$100.84

(a)	Net investment income (loss) includes income from foreign withholding tax claims adjusted for IRS compliance fees and/or tax reclaim collection fees. Without these proceeds, the Net Investment Income (Loss) ratios would have been as follows:

	Class A	Class C	Class I	Class R3	Class R4	Class R5
2021	(0.15)%	(0.95)%	0.17%	(0.17)%	(0.09)%	0.18%

(b)	Net expenses include tax reclaim collection fees that are excluded from the expense limitation agreement. If such expenses and fees had not occurred, the Expenses After Expense Reductions ratios for 2021 would have been: Class A, 1.16%; Class C, 1.98%; Class I, 0.84%; Class R3, 1.20%; Class R4, 1.10%; Class R5, 0.84%.
(c)	Not annualized for periods less than one year.
(d)	Sales loads are not reflected in computing total return.
(e)	The Fund modified its strategy in December 2020 and due to the change, the Fund experienced a higher portfolio turnover from higher purchases and sales.
(f)	Net investment income (loss) was less than $0.01 per share.
(g)	Net investment income (loss) was less than 0.01%.
+	Based on weighted average shares outstanding.

See notes to financial statements.

94 | Annual Financial Statements

Financial Highlights, Continued
Small/Mid Cap Core Fund

	RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)(a)	EXPENSES, AFTER EXPENSE REDUCTIONS (%)(b)	EXPENSES, BEFORE EXPENSE REDUCTIONS (%)	TOTAL RETURN (%)(c)	PORTFOLIO TURNOVER RATE (%)(c)		NET ASSETS AT END OF YEAR (THOUSANDS)

CLASS A SHARES(d)
2025	(0.56)	1.37	1.37	3.28	23.05		$271,435
2024	(0.57)	1.38	1.38	27.14	32.79		$306,852
2023	(0.40)	1.36	1.36	9.68	37.54		$276,512
2022	(0.38)	1.31	1.37	(23.16)	46.19		$293,290
2021	(0.06)	1.18	1.33	30.46	135.80	(e)	$454,488

CLASS C SHARES
2025	(1.53)	2.34	3.09	2.30	23.05		$2,709
2024	(1.53)	2.34	2.97	25.90	32.79		$3,195
2023	(1.36)	2.34	2.59	8.61	37.54		$4,520
2022	(1.31)	2.22	2.34	(23.86)	46.19		$7,476
2021	(0.86)	2.00	2.15	29.40	135.80	(e)	$17,364

CLASS I SHARES
2025	(0.14)	0.95	1.09	3.72	23.05		$195,226
2024	(0.14)	0.95	1.08	27.69	32.79		$232,076
2023	0.01	0.95	1.08	10.13	37.54		$196,754
2022	0.02	0.91	1.09	(22.84)	46.19		$207,251
2021	0.26	0.86	1.08	30.88	135.80	(e)	$332,235

CLASS R3 SHARES
2025	(0.50)	1.31	1.94	3.35	23.05		$10,145
2024	(0.50)	1.31	1.88	27.22	32.79		$12,245
2023	(0.34)	1.31	1.93	9.74	37.54		$12,641
2022	(0.35)	1.27	1.87	(23.11)	46.19		$13,406
2021	(0.08)	1.22	1.81	30.41	135.80	(e)	$23,594

CLASS R4 SHARES
2025	(0.40)	1.21	2.18	3.44	23.05		$2,683
2024	(0.40)	1.21	2.16	27.36	32.79		$2,723
2023	(0.24)	1.21	2.30	9.83	37.54		$2,288
2022	(0.23)	1.17	2.04	(23.03)	46.19		$2,819
2021	0.01	1.12	1.78	30.54	135.80	(e)	$4,386

CLASS R5 SHARES
2025	(0.14)	0.95	1.98	3.73	23.05		$2,198
2024	(0.14)	0.95	1.87	27.68	32.79		$2,758
2023	0.03	0.95	1.75	10.13	37.54		$2,896
2022	— (g)	0.90	1.64	(22.83)	46.19		$6,106
2021	0.27	0.86	1.48	30.88	135.80	(e)	$14,710

Annual Financial Statements | 95

Financial Highlights
Small/Mid Cap Growth Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF YEAR	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF YEAR

CLASS A SHARES(b)
2025	$30.23	(0.37)	1.94	1.57	—	—	—	—	$31.80
2024	$24.28	(0.31)	6.26	5.95	—	—	—	—	$30.23
2023	$21.17	(0.28)	3.39	3.11	—	—	—	—	$24.28
2022	$51.77	(0.35)	(12.37)	(12.72)	—	(17.88)	—	(17.88)	$21.17
2021	$48.17	(0.51)	7.33	6.82	—	(3.22)	—	(3.22)	$51.77

CLASS C SHARES
2025	$21.66	(0.46)	1.38	0.92	—	—	—	—	$22.58
2024	$17.56	(0.40)	4.50	4.10	—	—	—	—	$21.66
2023	$15.45	(0.36)	2.47	2.11	—	—	—	—	$17.56
2022	$42.67	(0.48)	(8.86)	(9.34)	—	(17.88)	—	(17.88)	$15.45
2021	$40.53	(0.75)	6.11	5.36	—	(3.22)	—	(3.22)	$42.67

CLASS I SHARES
2025	$35.08	(0.26)	2.26	2.00	—	—	—	—	$37.08
2024	$28.04	(0.22)	7.26	7.04	—	—	—	—	$35.08
2023	$24.34	(0.20)	3.90	3.70	—	—	—	—	$28.04
2022	$56.75	(0.26)	(14.27)	(14.53)	—	(17.88)	—	(17.88)	$24.34
2021	$52.36	(0.38)	7.99	7.61	—	(3.22)	—	(3.22)	$56.75

CLASS R3 SHARES
2025	$29.60	(0.37)	1.90	1.53	—	—	—	—	$31.13
2024	$23.78	(0.32)	6.14	5.82	—	—	—	—	$29.60
2023	$20.75	(0.28)	3.31	3.03	—	—	—	—	$23.78
2022	$51.09	(0.36)	(12.10)	(12.46)	—	(17.88)	—	(17.88)	$20.75
2021	$47.67	(0.60)	7.24	6.64	—	(3.22)	—	(3.22)	$51.09

CLASS R4 SHARES
2025	$30.36	(0.35)	1.95	1.60	—	—	—	—	$31.96
2024	$24.37	(0.30)	6.29	5.99	—	—	—	—	$30.36
2023	$21.24	(0.27)	3.40	3.13	—	—	—	—	$24.37
2022	$51.86	(0.34)	(12.40)	(12.74)	—	(17.88)	—	(17.88)	$21.24
2021	$48.30	(0.55)	7.33	6.78	—	(3.22)	—	(3.22)	$51.86

CLASS R5 SHARES
2025	$35.02	(0.26)	2.25	1.99	—	—	—	—	$37.01
2024	$27.99	(0.21)	7.24	7.03	—	—	—	—	$35.02
2023	$24.30	(0.20)	3.89	3.69	—	—	—	—	$27.99
2022	$56.68	(0.26)	(14.24)	(14.50)	—	(17.88)	—	(17.88)	$24.30
2021	$52.30	(0.38)	7.98	7.60	—	(3.22)	—	(3.22)	$56.68

(a)	Not annualized for periods less than one year.
(b)	Sales loads are not reflected in computing total return.
(c)	The total return based on the NAV which reflects adjustments in accordance with U.S. GAAP is 5.19%
(d)	The Fund modified its strategy in December 2020 and due to the change, the Fund experienced a higher portfolio turnover from higher purchases and sales.
+	Based on weighted average shares outstanding.

See notes to financial statements.

96 | Annual Financial Statements

Financial Highlights, Continued
Small/Mid Cap Growth Fund

	RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)	EXPENSES, AFTER EXPENSE REDUCTIONS (%)	EXPENSES, BEFORE EXPENSE REDUCTIONS (%)	TOTAL RETURN (%)(a)	PORTFOLIO TURNOVER RATE (%)(a)		NET ASSETS AT END OF YEAR (THOUSANDS)

CLASS A SHARES(b)
2025	(1.22)	1.43	1.44	5.16 (c)	34.06		$122,351
2024	(1.16)	1.42	1.42	24.51	32.58		$140,412
2023	(1.20)	1.42	1.42	14.69	45.46		$132,659
2022	(1.20)	1.33	1.40	(38.84)	57.56		$147,493
2021	(0.99)	1.16	1.31	14.69	161.43	(d)	$340,545

CLASS C SHARES
2025	(2.12)	2.34	3.34	4.25	34.06		$1,861
2024	(2.08)	2.34	3.12	23.35	32.58		$2,669
2023	(2.12)	2.34	2.72	13.66	45.46		$3,743
2022	(2.09)	2.21	2.40	(39.39)	57.56		$5,596
2021	(1.76)	1.94	2.09	13.80	161.43	(d)	$23,433

CLASS I SHARES
2025	(0.74)	0.95	1.14	5.70	34.06		$75,295
2024	(0.69)	0.95	1.08	25.11	32.58		$107,770
2023	(0.73)	0.95	1.09	15.20	45.46		$110,878
2022	(0.76)	0.90	1.10	(38.54)	57.56		$113,478
2021	(0.67)	0.84	1.04	15.04	161.43	(d)	$274,357

CLASS R3 SHARES
2025	(1.24)	1.46	1.99	5.17	34.06		$12,213
2024	(1.19)	1.46	1.88	24.47	32.58		$15,030
2023	(1.24)	1.46	1.93	14.60	45.46		$13,868
2022	(1.27)	1.41	1.92	(38.84)	57.56		$14,115
2021	(1.17)	1.35	1.79	14.45	161.43	(d)	$26,881

CLASS R4 SHARES
2025	(1.15)	1.36	4.71	5.27	34.06		$624
2024	(1.10)	1.36	3.49	24.58	32.58		$894
2023	(1.14)	1.36	3.29	14.74	45.46		$861
2022	(1.18)	1.31	2.97	(38.79)	57.56		$1,109
2021	(1.07)	1.25	2.17	14.56	161.43	(d)	$2,076

CLASS R5 SHARES
2025	(0.73)	0.95	1.58	5.68	34.06		$7,473
2024	(0.68)	0.95	1.34	25.12	32.58		$8,837
2023	(0.73)	0.95	1.55	15.19	45.46		$7,852
2022	(0.77)	0.90	1.52	(38.53)	57.56		$9,235
2021	(0.67)	0.84	1.31	15.04	161.43	(d)	$22,945

Annual Financial Statements | 97

Financial Highlights
Income Builder Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF PERIOD

CLASS A SHARES(d)
2025	$26.67	1.33	5.29	6.62	(1.20)	(0.22)	—	(1.42)	$31.87
2024	$22.33	1.04	4.42	5.46	(1.12)	—	—	(1.12)	$26.67
2023	$19.22	1.11	3.14	4.25	(1.14)	—	—	(1.14)	$22.33
2022	$22.96	1.18	(3.75)	(2.57)	(1.17)	—	—	(1.17)	$19.22
2021	$18.70	1.19	4.19	5.38	(1.12)	—	—	(1.12)	$22.96

CLASS C SHARES
2025	$26.62	1.11	5.30	6.41	(0.99)	(0.22)	—	(1.21)	$31.82
2024	$22.30	0.85	4.41	5.26	(0.94)	—	—	(0.94)	$26.62
2023	$19.19	0.94	3.15	4.09	(0.98)	—	—	(0.98)	$22.30
2022	$22.93	0.98	(3.72)	(2.74)	(1.00)	—	—	(1.00)	$19.19
2021	$18.68	1.00	4.19	5.19	(0.94)	—	—	(0.94)	$22.93

CLASS I SHARES
2025	$26.87	1.40	5.34	6.74	(1.28)	(0.22)	—	(1.50)	$32.11
2024	$22.50	1.11	4.45	5.56	(1.19)	—	—	(1.19)	$26.87
2023	$19.36	1.19	3.15	4.34	(1.20)	—	—	(1.20)	$22.50
2022	$23.13	1.25	(3.78)	(2.53)	(1.24)	—	—	(1.24)	$19.36
2021	$18.84	1.25	4.22	5.47	(1.18)	—	—	(1.18)	$23.13

CLASS R3 SHARES
2025	$26.65	1.22	5.30	6.52	(1.10)	(0.22)	—	(1.32)	$31.85
2024	$22.32	0.95	4.41	5.36	(1.03)	—	—	(1.03)	$26.65
2023	$19.21	1.02	3.15	4.17	(1.06)	—	—	(1.06)	$22.32
2022	$22.95	1.09	(3.74)	(2.65)	(1.09)	—	—	(1.09)	$19.21
2021	$18.70	1.10	4.18	5.28	(1.03)	—	—	(1.03)	$22.95

CLASS R4 SHARES
2025	$26.69	1.25	5.31	6.56	(1.15)	(0.22)	—	(1.37)	$31.88
2024	$22.35	0.99	4.41	5.40	(1.06)	—	—	(1.06)	$26.69
2023	$19.24	1.06	3.13	4.19	(1.08)	—	—	(1.08)	$22.35
2022	$22.98	1.12	(3.75)	(2.63)	(1.11)	—	—	(1.11)	$19.24
2021	$18.72	1.12	4.20	5.32	(1.06)	—	—	(1.06)	$22.98

CLASS R5 SHARES
2025	$26.85	1.37	5.34	6.71	(1.25)	(0.22)	—	(1.47)	$32.09
2024	$22.48	1.08	4.45	5.53	(1.16)	—	—	(1.16)	$26.85
2023	$19.35	1.09	3.22	4.31	(1.18)	—	—	(1.18)	$22.48
2022	$23.11	1.21	(3.76)	(2.55)	(1.21)	—	—	(1.21)	$19.35
2021	$18.83	1.22	4.21	5.43	(1.15)	—	—	(1.15)	$23.11

CLASS R6 SHARES
2025	$26.79	1.44	5.30	6.74	(1.30)	(0.22)	—	(1.52)	$32.01
2024	$22.43	1.14	4.43	5.57	(1.21)	—	—	(1.21)	$26.79
2023	$19.30	1.21	3.13	4.34	(1.21)	—	—	(1.21)	$22.43
2022	$23.06	1.27	(3.78)	(2.51)	(1.25)	—	—	(1.25)	$19.30
2021	$18.78	1.27	4.20	5.47	(1.19)	—	—	(1.19)	$23.06

(a)	Net investment income (loss) includes income from foreign withholding tax claims adjusted for IRS compliance fees and/or tax reclaim collection fees. Without these proceeds, the Net Investment Income (Loss) ratios would have been as follows:

	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6
2025	4.68%	3.92%	4.91%	4.33%	4.41%	4.82%	5.06%
2024	4.24%	3.46%	4.49%	3.86%	4.02%	4.38%	4.62%
2023	5.05%	4.25%	5.34%	4.63%	4.81%	4.88%	5.45%
2022	4.71%	3.83%	4.96%	4.32%	4.44%	4.79%	5.14%
2021	5.07%	4.25%	5.28%	4.68%	4.77%	5.18%	5.40%

See notes to financial statements.

98 | Annual Financial Statements

Financial Highlights, Continued
Income Builder Fund

	RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)(a)	EXPENSES, AFTER EXPENSE REDUCTIONS (%)(b)	EXPENSES, BEFORE EXPENSE REDUCTIONS (%)	TOTAL RETURN (%)(c)	PORTFOLIO TURNOVER RATE (%)(c)	NET ASSETS AT END OF PERIOD (THOUSANDS)

CLASS A SHARES(d)
2025	4.72	1.12	1.12	25.70	27.78	$5,259,750
2024	4.25	1.13	1.13	24.85	24.81	$4,501,106
2023	5.07	1.13	1.13	22.29	26.28	$3,888,316
2022	5.14	1.14	1.14	(11.81)	25.31	$3,344,513
2021	5.32	1.26	1.26	28.90	18.99	$3,876,333

CLASS C SHARES
2025	3.97	1.87	1.87	24.84	27.78	$598,811
2024	3.48	1.89	1.89	23.88	24.81	$510,173
2023	4.26	1.86	1.86	21.46	26.28	$493,453
2022	4.26	1.89	1.89	(12.52)	25.31	$570,348
2021	4.49	2.03	2.03	27.93	18.99	$922,523

CLASS I SHARES
2025	4.95	0.88	0.88	25.98	27.78	$11,458,627
2024	4.50	0.89	0.89	25.12	24.81	$8,599,135
2023	5.35	0.88	0.88	22.61	26.28	$6,799,321
2022	5.40	0.89	0.89	(11.61)	25.31	$5,213,452
2021	5.54	1.02	1.02	29.18	18.99	$5,858,020

CLASS R3 SHARES
2025	4.37	1.50	1.55	25.26	27.78	$23,741
2024	3.88	1.50	1.69	24.37	24.81	$21,650
2023	4.65	1.50	1.63	21.87	26.28	$19,995
2022	4.76	1.50	1.63	(12.15)	25.31	$19,842
2021	4.93	1.63	1.71	28.39	18.99	$24,971

CLASS R4 SHARES
2025	4.45	1.39	1.39	25.39	27.78	$12,419
2024	4.04	1.40	1.57	24.51	24.81	$12,741
2023	4.82	1.40	1.44	21.96	26.28	$10,181
2022	4.87	1.40	1.50	(12.08)	25.31	$10,181
2021	5.02	1.53	1.59	28.60 (e)	18.99	$12,751

CLASS R5 SHARES
2025	4.86	0.99	1.06	25.86	27.78	$20,305
2024	4.39	0.99	1.25	25.01	24.81	$19,236
2023	4.91	0.99	1.16	22.44	26.28	$18,323
2022	5.21	0.99	1.12	(11.71)	25.31	$29,318
2021	5.43	1.12	1.22	29.07 (f)	18.99	$38,749

CLASS R6 SHARES
2025	5.10	0.80	0.82	26.06	27.78	$364,290
2024	4.64	0.80	0.83	25.23	24.81	$267,983
2023	5.47	0.80	0.83	22.70	26.28	$199,924
2022	5.55	0.80	0.85	(11.54)	25.31	$133,706
2021	5.66	0.93	0.97	29.32	18.99	$113,387

(b)	Net expenses include tax reclaim collection fees that are excluded from the expense limitation agreement. If such expenses and fees had not occurred, the Expenses After Expense Reductions ratios for 2024 would have been: Class A, 1.13%; Class C, 1.89%; Class I, 0.89%; Class R3, 1.50%; Class R4, 1.40%; Class R5, 0.99%; Class R6, 0.80% and 2021 would have been: Class A, 1.13%; Class C, 1.90%; Class I, 0.89%; Class R3, 1.50%; Class R4, 1.40%; Class R5, 0.99%; Class R6, 0.80%.
(c)	Not annualized for periods less than one year.
(d)	Sales loads are not reflected in computing total return.
(e)	The total return based on the NAV which reflects adjustments in accordance with U.S. GAAP is 28.55%.
(f)	The total return based on the NAV which reflects adjustments in accordance with U.S. GAAP is 29.02%.
+	Based on weighted average shares outstanding.

Annual Financial Statements | 99

Financial Highlights
Summit Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF YEAR	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF YEAR

CLASS A SHARES(e)(f)
2025	$13.46	0.28	1.49	1.77	(0.26)	(0.29)	—	(0.55)	$14.68
2024	$11.30	0.27	2.18	2.45	(0.29)	—	—	(0.29)	$13.46
2023	$10.31	0.29	0.99	1.28	(0.29)	—	—	(0.29)	$11.30
2022	$12.06	0.18	(1.74)	(1.56)	(0.19)	—	—	(0.19)	$10.31

CLASS I SHARES
2025	$13.47	0.31	1.50	1.81	(0.30)	(0.29)	—	(0.59)	$14.69
2024	$11.30	0.30	2.19	2.49	(0.32)	—	—	(0.32)	$13.47
2023	$10.31	0.30	1.01	1.31	(0.32)	—	—	(0.32)	$11.30
2022	$14.25	0.28	(1.81)	(1.53)	(0.24)	(2.17)	—	(2.41)	$10.31
2021	$12.18	0.16	2.71	2.87	(0.22)	(0.58)	—	(0.80)	$14.25

(a)	Net investment income (loss) includes income from foreign withholding tax claims adjusted for IRS compliance fees and/or tax reclaim collection fees. Without these proceeds, the Net Investment Income (Loss) ratios would have been as follows:

	Class A	Class I
2025	2.09%	2.31%
2024	2.17%	2.42%
2023	2.57%	2.61%

(b)	The Fund incurs certain expenses and fees in connection with investments in short positions. If such expenses and fees had not occurred, the Expenses After Expense Reductions ratio for 2021 Class I would have been 0.99%.
(c)	The Fund incurs certain expenses and fees in connection with investments in short positions. If such expenses and fees had not occurred, the Expenses Before Expense Reductions ratio for 2021 Class I would have been 1.31%.
(d)	Not annualized for periods less than one year.
(e)	Effective date of this class of shares was January 26, 2022.
(f)	Sales loads are not reflected in computing total return.
(g)	Annualized.
(h)	Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
+	Based on weighted average shares outstanding.

See notes to financial statements.

100 | Annual Financial Statements

Financial Highlights, Continued
Summit Fund

	RATIOS TO AVERAGE NET ASSETS						SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)(a)		EXPENSES, AFTER EXPENSE REDUCTIONS (%)(b)		EXPENSES, BEFORE EXPENSE REDUCTIONS (%)(c)		TOTAL RETURN (%)(d)	PORTFOLIO TURNOVER RATE (%)(d)	NET ASSETS AT END OF YEAR (THOUSANDS)

CLASS A SHARES(e)(f)
2025	2.10		0.94		1.82		13.70	32.68	$12,733
2024	2.19		0.94		1.79		21.88	66.54	$13,639
2023	2.58		0.94		2.03		12.39	80.17	$5,978
2022	2.40	(g)	0.99	(g)	9.32	(g)(h)	(13.02)	128.69	$507

CLASS I SHARES
2025	2.33		0.69		1.20		13.97	32.68	$83,660
2024	2.44		0.69		1.15		22.26	66.54	$98,708
2023	2.63		0.69		1.20		12.66	80.17	$74,869
2022	2.38		0.88		1.22		(13.36)	128.69	$56,036
2021	1.20		1.01		1.21		24.63	155.26	$62,466

Annual Financial Statements | 101

Report of Independent Registered Public Accounting Firm

Thornburg Equity Funds

To the Board of Trustees of Thornburg Investment Trust and Shareholders of Thornburg Global Opportunities Fund, Thornburg International Equity Fund, Thornburg Better World International Fund, Thornburg International Growth Fund, Thornburg Developing World Fund, Thornburg Small/Mid Cap Core Fund, Thornburg Small/Mid Cap Growth Fund, Thornburg Investment Income Builder Fund, and Thornburg Summit Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Thornburg Global Opportunities Fund, Thornburg International Equity Fund, Thornburg Better World International Fund, Thornburg International Growth Fund, Thornburg Developing World Fund, Thornburg Small/Mid Cap Core Fund, Thornburg Small/Mid Cap Growth Fund, Thornburg Investment Income Builder Fund, and Thornburg Summit Fund (nine of the funds constituting Thornburg Investment Trust, hereafter collectively referred to as the "Funds") as of September 30, 2025, the related statements of operations for the year ended September 30, 2025, the statements of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2025, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
New York, New York
November 17, 2025

We have served as the auditor of one or more investment companies in Thornburg Investment Trust since 1999.

102 | Annual Financial Statements

Tax Information

September 30, 2025

For the tax year ended September 30, 2025, taxable ordinary income dividends and long term capital gain dividends paid by the Funds for federal income tax purposes are as follows:

	TAXABLE ORDINARY	LONG TERM CAPITAL GAIN
Global Opportunities Fund	$36,293,984	$36,056,529
International Equity Fund	58,029,532	136,530,746
Better World International Fund	6,459,860	—
International Growth Fund	2,931,681	59,055,457
Developing World Fund	16,971,673	—
Income Builder Fund	689,635,093	127,280,585
Summit Fund	2,320,239	2,187,884

Certain funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

For the tax year ended September 30, 2025, the dividend ratio (or the maximum allowed) paid from tax basis net ordinary income as qualifying for the reduced rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003 and the ordinary income distributions ratio (or the maximum allowed) paid as qualified for the corporate dividend received deduction are as follows:

	QUALIFIED DIVIDEND INCOME	DIVIDENDS RECEIVED DEDUCTION
Global Opportunities Fund	100.00%	22.65%
International Equity Fund	100.00	0.62
Better World International Fund	100.00	12.09
International Growth Fund	100.00	6.63
Developing World Fund	33.90	0.36
Income Builder Fund	86.52	17.33
Summit Fund	38.67	13.45

For the year ended September 30, 2025, foreign source income and foreign tax credit to be passed through to shareholders are as follows:

	FOREIGN SOURCE INCOME	FOREIGN TAX CREDIT
Global Opportunities Fund	$47,064,944	$4,696,418
International Equity Fund	92,524,107	6,603,374
Better World International Fund	11,444,177	726,301
International Growth Fund	9,234,394	1,235,596
Developing World Fund	14,980,104	4,960,229
Income Builder Fund	622,055,720	43,137,283

The information and the distributions reported herein may differ from information and distributions reported to the shareholders for the calendar year ending December 31, 2025. Complete information will be reported in conjunction with your 2025 Form 1099.

Annual Financial Statements | 103

Schedule of Investments
Thornburg Ultra Short Income Fund | September 30, 2025

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE
	U.S. TREASURY SECURITIES — 7.6%
	U.S. Treasury Bills,
	4.235% due 10/30/2025	$5,000,000	$4,983,516
	4.277% due 1/15/2026	5,000,000	4,939,102
	4.291% due 11/20/2025	3,000,000	2,982,736
	U.S. Treasury Notes,
	0.75% due 4/30/2026	1,500,000	1,473,691
	3.75% due 8/31/2026	2,050,000	2,050,000
	4.00% due 2/15/2026	1,000,000	1,000,156
	4.125% due 1/31/2027	3,000,000	3,016,289
	TOTAL U.S. TREASURY SECURITIES (Cost $20,406,723)		20,445,490

	U.S. GOVERNMENT AGENCIES — 0.0%
	Small Business Administration Participation Certificates,
	Series 2005-20K Class 1, 5.36% due 11/1/2025	597	597
	Series 2009-20E Class 1, 4.43% due 5/1/2029	8,005	8,033
	TOTAL U.S. GOVERNMENT AGENCIES (Cost $8,639)		8,630

	MORTGAGE BACKED — 3.9%
[a,b]	Ajax Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-A Class A1, 3.50% due 10/25/2061	1,009,499	982,894
	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2019-1 Class A1, 3.805% due 1/25/2049	11,129	10,844
[a,b]	Series 2019-3 Class A1, 2.962% due 10/25/2048	11,934	11,416
[a,b]	COLT Mortgage Pass-Through Certificates, Whole Loan Securities Trust CMO, Series 2021-1R Class A1, 0.857% due 5/25/2065	164,890	145,665
[a,b]	CSMC Trust, CMBS, Series 2021-BPNY Class A, 7.98% (TSFR1M + 3.83%) due 8/15/2026	277,358	264,019
	CSMC Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2020-NQM1 Class A1, 2.208% due 5/25/2065	48,482	45,907
[a,b]	Series 2020-SPT1 Class A3, 3.734% due 4/25/2065	995,524	983,716
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
[b]	Series 2017-3 Class HA, 3.25% due 7/25/2056	22,042	20,747
[b]	Series 2018-1 Class HA, 3.00% due 5/25/2057	15,521	14,552
[b]	Series 2018-2 Class HA, 3.00% due 11/25/2057	56,369	53,660
	Federal National Mtg Assoc., Pool BZ3061, 5.26% due 2/1/2030	650,000	669,266
	Federal National Mtg Assoc., UMBS Collateral, Pool MA3557, 4.00% due 1/1/2029	12,964	12,918
[a,b]	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-1 Class 2A2, 3.00% due 3/25/2047	6,813	6,340
	GCAT Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2021-CM1 Class A, 2.469% due 4/25/2065	131,374	125,604
[a,b]	Series 2021-CM2 Class A1, 2.352% due 8/25/2066	84,574	79,126
[a,b,c]	Greystone Commercial Real Estate Notes Ltd., CMBS, Series 2021-FL3 Class A, 5.285% (TSFR1M + 1.13%) due 7/15/2039	7,897	7,893
[a,b]	Homeward Opportunities Fund I Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class A3, 3.196% due 5/25/2065	1,428,425	1,409,682
[a,b]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	32,259	32,004
	MFA Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2020-NQM2 Class A1, 1.381% due 4/25/2065	977,760	951,227
[a,b]	Series 2022-CHM1 Class A1, 4.875% due 9/25/2056	418,964	415,916
[a,b]	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2017-5A Class A1, 5.772% (TSFR1M + 1.61%) due 6/25/2057	9,473	9,590
[a,b]	PRET LLC, Whole Loan Securities Trust CMO, Series 2025-NPL3 Class A1, 6.708% due 4/25/2055	481,360	485,708
	Spruce Hill Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2020-SH1 Class M1, 3.223% due 1/28/2050	984,542	966,047
[a,b]	Series 2020-SH2 Class B1, 5.00% due 6/25/2055	1,002,305	1,000,589
[a,b]	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO, Series 2020-3 Class A1, 1.486% due 4/25/2065	992,566	963,349
	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2017-6 Class A1, 2.75% due 10/25/2057	74,222	72,946
[a,b]	Series 2018-2 Class A1, 3.25% due 3/25/2058	7,637	7,532
[a,b]	Series 2018-6 Class A1A, 3.75% due 3/25/2058	242,657	241,207
[a,b]	Vista Point Securitization Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class A3, 3.201% due 3/25/2065	508,772	506,404
	TOTAL MORTGAGE BACKED (Cost $10,541,754)		10,496,768

	ASSET BACKED SECURITIES — 39.1%

	AUTO RECEIVABLES — 19.6%

104 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Ultra Short Income Fund | September 30, 2025

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE

	ACM Auto Trust,
[a]	Series 2023-2A Class B, 9.85% due 6/20/2030	$1,978,116	$1,991,874
[a]	Series 2024-1A Class B, 11.40% due 1/21/2031	147,573	148,465
[a]	Series 2024-2A Class A, 6.06% due 2/20/2029	237,623	236,320
	American Credit Acceptance Receivables Trust,
[a]	Series 2023-1 Class C, 5.59% due 4/12/2029	195,388	195,462
[a]	Series 2023-2 Class C, 5.96% due 8/13/2029	146,394	146,543
	AmeriCredit Automobile Receivables Trust, Series 2022-2 Class B, 4.81% due 4/18/2028	1,193,182	1,194,243
	Arivo Acceptance Auto Loan Receivables Trust,
[a]	Series 2022-1A Class A, 3.93% due 5/15/2028	21,673	21,659
[a]	Series 2024-1A Class A, 6.46% due 4/17/2028	581,039	583,529
[a]	AutoNation Finance Trust, Series 2025-1A Class A2, 4.72% due 4/10/2028	2,589,630	2,596,359
	BOF URSA VI Funding Trust I,
[a]	Series 2023-CAR1 Class B, 6.029% due 10/27/2031	73,591	74,074
[a]	Series 2023-CAR2 Class B, 6.029% due 10/27/2031	206,421	207,701
[a]	BOF VII AL Funding Trust I, Series 2023-CAR3 Class A2, 6.291% due 7/26/2032	402,498	408,589
	Carvana Auto Receivables Trust,
[a]	Series 2020-N1A Class E, 5.20% due 7/15/2027	303,989	303,909
[a]	Series 2022-N1 Class A2, 3.21% due 12/11/2028	673,342	667,927
[a]	Series 2023-N3 Class B, 6.45% due 5/10/2028	1,115,191	1,121,313
[a]	Series 2023-P2 Class A3, 5.42% due 4/10/2028	450,961	452,698
[a]	Chesapeake Funding II LLC, Series 2023-1A Class A1, 5.65% due 5/15/2035	1,162,268	1,169,102
	CPS Auto Receivables Trust,
[a]	Series 2022-A Class D, 2.84% due 4/16/2029	693,005	687,532
[a]	Series 2023-D Class B, 6.78% due 3/15/2028	511,368	512,494
[a]	Series 2024-B Class B, 6.04% due 10/16/2028	275,000	276,781
[a]	Series 2024-C Class A, 5.88% due 2/15/2028	846,941	849,183
[a]	Drive Auto Receivables Trust, Series 2021-3 Class D, 1.94% due 6/15/2029	413,683	408,205
	DT Auto Owner Trust,
[a]	Series 2021-3A Class D, 1.31% due 5/17/2027	1,099,762	1,088,589
[a]	Series 2023-2A Class C, 5.79% due 2/15/2029	363,000	364,105
	Exeter Automobile Receivables Trust,
	Series 2022-2A Class D, 4.56% due 7/17/2028	451,895	451,930
	Series 2022-3A Class C, 5.30% due 9/15/2027	38,535	38,545
	Series 2022-4A Class D, 5.98% due 12/15/2028	987,710	995,647
	Series 2022-5A Class C, 6.51% due 12/15/2027	113,464	113,615
	Series 2022-6A Class C, 6.32% due 5/15/2028	206,401	207,241
	Series 2023-4A Class C, 6.51% due 8/15/2028	751,788	757,296
	FHF Issuer Trust,
[a]	Series 2024-1A Class A2, 5.69% due 2/15/2030	469,542	474,137
[a]	Series 2024-3A Class A2, 4.94% due 11/15/2030	459,705	459,152
[a]	FHF Trust, Series 2022-2A Class A, 6.14% due 12/15/2027	153,573	154,033
[a]	First Investors Auto Owner Trust, Series 2022-1A Class D, 3.79% due 6/15/2028	160,000	158,839
	Flagship Credit Auto Trust,
[a]	Series 2022-1 Class C, 3.06% due 3/15/2028	436,727	433,377
[a]	Series 2022-1A Class F, 2.50% due 9/15/2026	105,682	105,545
[a]	Series 2022-2 Class B, 4.76% due 5/17/2027	188,055	188,059
[a]	Series 2022-4 Class B, 6.78% due 10/15/2027	886,876	889,364
[a]	Series 2023-3 Class A3, 5.44% due 4/17/2028	303,183	304,267
[a]	Series 2024-1 Class A2, 5.64% due 3/15/2028	648,462	650,741
[a]	Foursight Capital Automobile Receivables Trust, Series 2023-2 Class A2, 5.99% due 5/15/2028	1,356,865	1,362,443
	GLS Auto Receivables Issuer Trust,
[a]	Series 2021-4A Class D, 2.48% due 10/15/2027	673,291	665,984
[a]	Series 2022-1A Class D, 3.97% due 1/18/2028	560,183	557,349
[a]	Series 2024-3A Class A2, 5.35% due 8/16/2027	159,916	160,095
[a]	GLS Auto Select Receivables Trust, Series 2023-1A Class A3, 5.96% due 10/16/2028	641,853	647,635
[a,b]	Kinetic Advantage Master Owner Trust, Series 2024-1A Class A, 7.022% (SOFR30A + 2.65%) due 11/15/2027	1,350,000	1,352,018
	Lendbuzz Securitization Trust,
[a]	Series 2022-1A Class A, 4.22% due 5/17/2027	127,135	126,970
[a]	Series 2024-3A Class A2, 4.97% due 10/15/2029	719,189	718,113
	Lobel Automobile Receivables Trust,
[a]	Series 2023-1 Class C, 8.31% due 10/16/2028	691,826	692,870
[a]	Series 2023-2 Class B, 8.67% due 5/15/2029	1,607,100	1,621,914

See notes to financial statements.	Annual Financial Statements | 105

Schedule of Investments, Continued
Thornburg Ultra Short Income Fund | September 30, 2025

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE

	Octane Receivables Trust,
[a]	Series 2023-3A Class A2, 6.44% due 3/20/2029	$404,924	$407,634
[a]	Series 2024-2A Class A2, 5.80% due 7/20/2032	928,776	936,516
	OneMain Direct Auto Receivables Trust,
[a]	Series 2019-1A Class A, 3.63% due 9/14/2027	208,909	208,738
[a]	Series 2021-1A Class A, 0.87% due 7/14/2028	139,321	139,010
[a]	Series 2022-1A Class A1, 4.65% due 3/14/2029	535,883	536,345
[a]	Series 2023-1A Class A, 5.41% due 11/14/2029	695,000	701,282
[a,c]	Oscar U.S. Funding XIV LLC, Series 2022-1A Class A4, 2.82% due 4/10/2029	825,159	817,133
	Prestige Auto Receivables Trust,
[a]	Series 2023-1A Class D, 6.33% due 4/16/2029	1,363,000	1,378,273
[a]	Series 2023-2A Class B, 6.64% due 12/15/2027	191,765	192,588
[a]	Series 2025-1A Class A2, 4.87% due 12/15/2027	480,000	481,018
	Research-Driven Pagaya Motor Asset Trust,
[a]	Series 2023-3A Class A, 7.13% due 1/26/2032	505,945	506,598
[a]	Series 2023-4A Class A, 7.54% due 3/25/2032	1,940,545	1,948,855
[a]	Series 2025-5A Class A2, 4.575% due 6/26/2034	135,000	135,034
[a]	Research-Driven Pagaya Motor Trust, Series 2024-1A Class A, 7.09% due 6/25/2032	121,010	121,655
	SAFCO Auto Receivables Trust,
[a]	Series 2024-1A Class A, 6.51% due 3/20/2028	64,958	65,002
[a]	Series 2025-1A Class A, 5.46% due 9/10/2029	491,842	491,279
[a]	Santander Bank Auto Credit-Linked Notes, Series 2022-C Class F, 14.592% due 12/15/2032	1,145,332	1,176,228
	Santander Drive Auto Receivables Trust,
	Series 2022-4 Class B, 4.42% due 11/15/2027	197,544	197,540
	Series 2023-6 Class A3, 5.93% due 7/17/2028	1,308,476	1,313,782
	Series 2023-6 Class B, 5.98% due 4/16/2029	915,000	928,807
	Series 2024-4 Class A2, 5.41% due 7/15/2027	62,016	62,038
[a]	SBNA Auto Receivables Trust, Series 2025-SF1 Class B, 5.12% due 3/17/2031	1,602,999	1,605,431
[a]	SCCU Auto Receivables Trust, Series 2024-1A Class A3, 5.11% due 6/15/2029	304,000	306,568
	Tricolor Auto Securitization Trust,
[a]	Series 2022-1A Class E, 7.79% due 8/16/2027	618,479	598,224
[a]	Series 2022-1A Class F, 9.80% due 7/16/2029	1,250,000	1,063,711
[a]	Series 2023-1A Class D, 8.56% due 7/15/2027	764,704	709,156
[a]	Series 2024-2A Class A, 6.36% due 12/15/2027	223,536	216,010
[a]	Series 2024-3A Class A, 5.22% due 6/15/2028	169,448	156,173
	Veros Auto Receivables Trust,
[a]	Series 2023-1 Class C, 8.32% due 11/15/2028	979,000	1,000,093
[a]	Series 2024-1 Class A, 6.28% due 11/15/2027	656,092	657,664
[a]	Series 2025-1 Class A, 5.31% due 9/15/2028	1,446,135	1,447,143
	Westlake Automobile Receivables Trust,
[a]	Series 2021-3A Class D, 2.12% due 1/15/2027	252,256	251,523
[a]	Series 2022-2A Class C, 4.85% due 9/15/2027	349,466	349,406
[a]	Series 2022-2A Class D, 5.48% due 9/15/2027	1,225,000	1,229,653
			52,329,945
	HOME EQUITY — 0.2%
[a]	Knock Issuer Trust, Whole Loan Securities Trust CMO, Series 2025-1 Class A1, 7.119% due 2/25/2030	500,000	505,312
			505,312
	OTHER ASSET BACKED — 18.4%
	Affirm Asset Securitization Trust,
[a]	Series 2024-X1 Class C, 6.57% due 5/15/2029	1,650,000	1,655,702
[a]	Series 2024-X2 Class A, 5.22% due 12/17/2029	360,486	360,792
[a]	AMCR ABS Trust, Series 2024-A Class A, 6.26% due 8/18/2031	583,069	584,942
[a]	Aqua Finance Trust, Series 2020-AA Class A, 1.90% due 7/17/2046	309,028	288,386
[a]	Auxilior Term Funding LLC, Series 2024-1A Class A2, 5.84% due 3/15/2027	516,595	519,008
	BHG Securitization Trust,
[a]	Series 2021-B Class B, 1.67% due 10/17/2034	340,607	335,629
[a]	Series 2022-B Class B, 4.84% due 6/18/2035	290,851	290,770
[a]	Series 2022-C Class B, 5.93% due 10/17/2035	1,375,167	1,378,839
[a]	CCG Receivables Trust, Series 2022-1 Class A2, 3.91% due 7/16/2029	11,328	11,325
[a]	CFMT Issuer Trust, Series 2021-GRN1 Class A, 1.10% due 3/20/2041	168,496	166,726
[a]	ClickLease Equipment Receivables Trust, Series 2024-1 Class B, 7.34% due 2/15/2030	352,928	353,773

106 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Ultra Short Income Fund | September 30, 2025

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE
	Crossroads Asset Trust,
[a]	Series 2022-A Class A, 6.35% due 4/21/2031	$29,343	$29,374
[a]	Series 2025-A Class A2, 4.91% due 2/20/2032	1,300,000	1,310,828
[a]	DailyPay Securitization Trust, Series 2025-1A Class A, 5.63% due 6/26/2028	1,250,000	1,259,173
	Dell Equipment Finance Trust,
[a]	Series 2023-1 Class A3, 5.65% due 9/22/2028	309,774	310,197
[a]	Series 2023-3 Class A3, 5.93% due 4/23/2029	1,095,117	1,101,869
[a]	Dext ABS LLC, Series 2023-2 Class A2, 6.56% due 5/15/2034	328,664	331,024
[a]	Foundation Finance Trust, Series 2019-1A Class B, 4.22% due 11/15/2034	286,412	286,114
	FREED ABS Trust,
[a]	Series 2022-1FP Class D, 3.35% due 3/19/2029	374,149	373,332
[a]	Series 2022-3FP Class D, 7.36% due 8/20/2029	1,292,286	1,293,779
[a,b]	Gracie Point International Funding LLC, Series 2023-2A Class A, 6.606% (SOFR90A + 2.25%) due 3/1/2027	161,650	162,046
	GreenSky Home Improvement Issuer Trust,
[a]	Series 2024-2 Class A2, 5.25% due 10/27/2059	152,653	153,161
[a]	Series 2025-2A Class A2, 4.93% due 6/25/2060	2,095,287	2,102,396
[a]	GreenSky Home Improvement Trust, Series 2024-1 Class A2, 5.88% due 6/25/2059	185,986	187,348
[a]	Hilton Grand Vacations Trust, Series 2019-AA Class A, 2.34% due 7/25/2033	17,011	16,868
	LendingPoint Pass-Through Trust,
[a]	Series 2022-ST1 Class A, 2.50% due 3/15/2028	5,827	5,820
[a]	Series 2022-ST2 Class A, 3.25% due 4/15/2028	6,445	6,440
[a]	Series 2022-ST3 Class A, 4.00% due 5/15/2028	18,545	18,537
[a]	LL ABS Trust, Series 2022-1A Class D, 7.83% due 11/15/2029	948,855	948,855
[a]	Mariner Finance Issuance Trust, Series 2021-AA Class A, 1.86% due 3/20/2036	500,000	489,061
	Marlette Funding Trust,
[a]	Series 2022-3A Class C, 6.89% due 11/15/2032	531,565	532,504
[a]	Series 2023-1A Class C, 7.20% due 4/15/2033	398,665	400,598
[a]	Series 2023-2A Class B, 6.54% due 6/15/2033	69,652	69,700
[a]	Series 2023-3A Class C, 7.06% due 9/15/2033	630,970	634,859
[a]	Series 2025-1A Class A, 4.75% due 7/16/2035	524,282	525,336
[a]	MMP Capital LLC, Series 2025-A Class A, 5.36% due 12/15/2031	1,850,005	1,861,702
	NetCredit Combined Receivables LLC,
[a]	Series 2023-A Class A, 7.78% due 12/20/2027	1,631,302	1,633,134
[a]	Series 2024-A Class A, 7.43% due 10/21/2030	128,517	128,871
[a]	NMEF Funding LLC, Series 2025-B Class A2, 4.64% due 1/18/2033	700,000	702,981
	Oportun Issuance Trust,
[a]	Series 2021-B Class A, 1.47% due 5/8/2031	225,148	221,245
[a]	Series 2021-C Class A, 2.18% due 10/8/2031	1,006,468	990,501
[a]	Series 2024-1A Class C, 7.421% due 4/8/2031	850,000	850,976
[a]	Series 2025-A Class A, 5.01% due 2/8/2033	713,000	714,414
[a,b]	Pagaya AI Debt Grantor Trust, Series 2024-10 Class ABC, 5.628% due 6/15/2032	1,451,464	1,458,018
	Pagaya AI Debt Selection Trust,
[a]	Series 2021-HG1 Class A, 1.22% due 1/16/2029	5,992	5,983
[a]	Series 2021-HG1 Class B, 1.82% due 1/16/2029	612,835	610,055
	Pagaya AI Debt Trust,
[a]	Series 2023-5 Class C, 9.099% due 4/15/2031	420,432	422,001
[a]	Series 2024-1 Class A, 6.66% due 7/15/2031	282,917	284,331
[a]	Pawnee Equipment Receivables LLC, Series 2021-1 Class D, 2.75% due 7/15/2027	1,000,000	994,947
	Prosper Marketplace Issuance Trust,
[a]	Series 2023-1A Class C, 8.29% due 7/16/2029	2,709,627	2,725,518
[a]	Series 2024-1A Class A, 6.12% due 8/15/2029	44,060	44,084
[a]	RCKT Trust, Series 2025-1A Class A, 4.90% due 7/25/2034	2,231,556	2,244,044
	Reach ABS Trust,
[a]	Series 2024-1A Class A, 6.30% due 2/18/2031	294,679	295,267
[a]	Series 2024-2A Class A, 5.88% due 7/15/2031	386,874	389,120
[a]	Series 2025-1A Class A, 4.96% due 8/16/2032	141,232	141,647
[a]	Series 2025-2A Class A, 4.93% due 8/18/2032	214,984	215,786
[a]	Regional Management Issuance Trust, Series 2022-1 Class A, 3.07% due 3/15/2032	1,764,586	1,756,881
[a]	Republic Finance Issuance Trust, Series 2021-A Class A, 2.30% due 12/22/2031	320,823	320,028
[a]	Service Experts Issuer LLC, Series 2021-1A Class A, 2.67% due 2/2/2032	686,253	673,326
[a]	SoFi Consumer Loan Program Trust, Series 2025-2 Class A, 4.82% due 6/25/2034	1,196,203	1,202,467
[a]	SpringCastle America Funding LLC, Series 2020-AA Class A, 1.97% due 9/25/2037	156,444	148,898
[a]	SPS Servicer Advance Receivables Trust, Series 2020-T2 Class A, 1.83% due 11/15/2055	2,710,000	2,703,381

See notes to financial statements.	Annual Financial Statements | 107

Schedule of Investments, Continued
Thornburg Ultra Short Income Fund | September 30, 2025

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE
[a]	Theorem Funding Trust, Series 2022-3A Class B, 8.95% due 4/15/2029	$2,218,394	$2,249,925
	Upgrade Master Pass-Thru Trust,
[a]	Series 2025-ST4 Class A, 5.495% due 8/16/2032	928,165	928,619
[a]	Series 2025-ST5 Class A, 4.794% due 9/15/2032	665,481	667,138
[a]	Upgrade Receivables Trust, Series 2024-1A Class A, 5.37% due 2/18/2031	602,629	603,627
[a]	Upstart Pass-Through Trust, Series 2021-ST4 Class A, 2.00% due 7/20/2027	10,214	10,188
	Upstart Securitization Trust,
[a]	Series 2021-3 Class C, 3.28% due 7/20/2031	145,447	144,640
[a]	Series 2022-1 Class B, 4.48% due 3/20/2032	167,837	167,709
[a]	Series 2023-2 Class B, 7.92% due 6/20/2033	640,880	646,506
[a]	Series 2023-3 Class A, 6.90% due 10/20/2033	431,591	433,407
[a]	Series 2024-1 Class A, 5.33% due 11/20/2034	165,371	165,857
[a]	Series 2025-1 Class A, 5.45% due 4/20/2035	556,235	558,687
[a]	Series 2025-2 Class A2, 5.22% due 6/20/2035	400,000	402,400
[a]	Upstart Structured Pass-Through Trust, Series 2022-4A Class B, 8.54% due 11/15/2030	84,621	84,859
			49,298,279
	STUDENT LOAN — 0.9%
[a]	Laurel Road Prime Student Loan Trust, Series 2020-A Class A2FX, 1.40% due 11/25/2050	308,313	287,546
	National Collegiate Student Loan Trust,
[b]	Series 2006-1 Class A5, 4.622% (TSFR1M + 0.46%) due 3/25/2033	561,828	555,893
[b]	Series 2006-4 Class A4, 4.582% (TSFR1M + 0.42%) due 5/25/2032	74,168	73,762
	Navient Private Education Loan Trust,
[a]	Series 2018-BA Class A2A, 3.61% due 12/15/2059	194,442	193,581
[a,b]	Series 2018-BA Class A2B, 4.985% (TSFR1M + 0.83%) due 12/15/2059	8,228	8,218
[a]	Navient Private Education Refi Loan Trust, Series 2019-FA Class A2, 2.60% due 8/15/2068	329,726	318,283
[a,b]	Navient Student Loan Trust, Series 2019-BA Class A2B, 5.245% (TSFR1M + 1.09%) due 12/15/2059	328,448	327,938
	Nelnet Student Loan Trust,
[a,b]	Series 2012-2A Class A, 5.271% (SOFR30A + 0.91%) due 12/26/2033	38,967	38,864
[a,b]	Series 2015-3A Class A2, 5.071% (SOFR30A + 0.71%) due 2/27/2051	9,092	9,074
[a,b]	Series 2021-DA Class AFL, 4.94% (TSFR1M + 0.80%) due 4/20/2062	81,008	80,668
[a,b,c]	Prodigy Finance DAC, Series 2021-1A Class A, 5.522% (TSFR1M + 1.36%) due 7/25/2051	31,182	31,357
	SLM Student Loan Trust,
[b]	Series 2013-4 Class A, 5.021% (SOFR30A + 0.66%) due 6/25/2043	15,224	15,034
[b]	Series 2013-6 Class A3, 5.121% (SOFR30A + 0.76%) due 6/26/2028	98,230	97,993
	SMB Private Education Loan Trust,
[a,b]	Series 2017-B Class A2B, 5.015% (TSFR1M + 0.86%) due 10/15/2035	189,247	189,047
[a,b]	Series 2018-B Class A2B, 4.985% (TSFR1M + 0.83%) due 1/15/2037	181,328	180,742
[a,b]	Series 2018-C Class A2B, 5.015% (TSFR1M + 0.86%) due 11/15/2035	46,069	45,924
[a,b]	Towd Point Asset Trust, Series 2021-SL1 Class A2, 4.95% (TSFR1M + 0.81%) due 11/20/2061	50,041	49,989
			2,503,913
	TOTAL ASSET BACKED SECURITIES (Cost $104,828,340)		104,637,449

	CORPORATE BONDS — 41.1%

	AUTOMOBILES & COMPONENTS — 1.1%
	Automobiles — 1.1%
[b]	American Honda Finance Corp., 4.806% (SOFR + 0.62%) due 12/11/2026	569,000	569,461
	Hyundai Capital America,
[a]	4.875% due 6/23/2027	500,000	504,535
[a]	5.45% due 6/24/2026	1,000,000	1,007,060
[a]	Volkswagen Group of America Finance LLC, 4.45% due 9/11/2027	750,000	751,845
			2,832,901

	BANKS — 0.4%
	Banks — 0.4%
[b]	Bank of New York Mellon, 4.587% (SOFR + 0.69%) due 4/20/2027	1,000,000	1,002,910
			1,002,910
	CAPITAL GOODS — 0.9%
	Aerospace & Defense — 0.5%
	Northrop Grumman Systems Corp., 7.875% due 3/1/2026	1,250,000	1,263,875
	Machinery — 0.4%

108 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Ultra Short Income Fund | September 30, 2025

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE
	Regal Rexnord Corp., 6.05% due 2/15/2026	$1,250,000	$1,255,500
			2,519,375
	COMMERCIAL & PROFESSIONAL SERVICES — 0.5%
	Commercial Services & Supplies — 0.5%
[a,c]	Element Fleet Management Corp., 6.271% due 6/26/2026	1,250,000	1,265,237
			1,265,237
	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 0.7%
	Broadline Retail — 0.7%
	MercadoLibre, Inc., 2.375% due 1/14/2026	1,775,000	1,760,019
			1,760,019
	CONSUMER DURABLES & APPAREL — 0.6%
	Textiles, Apparel & Luxury Goods — 0.6%
	Under Armour, Inc., 3.25% due 6/15/2026	1,750,000	1,730,155
			1,730,155
	CONSUMER SERVICES — 0.7%
	Hotels, Restaurants & Leisure — 0.7%
	Starbucks Corp., 4.75% due 2/15/2026	2,000,000	2,002,820
			2,002,820
	CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.2%
	Consumer Staples Distribution & Retail — 1.2%
[a]	7-Eleven, Inc., 0.95% due 2/10/2026	2,250,000	2,220,818
[a]	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.25% due 3/15/2026	940,000	934,341
			3,155,159
	ENERGY — 3.5%
	Oil, Gas & Consumable Fuels — 3.5%
	Boardwalk Pipelines LP, 5.95% due 6/1/2026	1,250,000	1,257,988
[a]	Energy Transfer LP, 5.625% due 5/1/2027	1,000,000	1,000,220
[a]	Gray Oak Pipeline LLC, 2.60% due 10/15/2025	2,321,000	2,315,476
[a]	Gulfstream Natural Gas System LLC, 6.19% due 11/1/2025	1,750,000	1,750,840
	NuStar Logistics LP, 6.00% due 6/1/2026	1,000,000	1,002,730
	Plains All American Pipeline LP/PAA Finance Corp.,
	4.50% due 12/15/2026	500,000	500,840
	4.65% due 10/15/2025	1,500,000	1,500,000
			9,328,094
	EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.9%
	Diversified REITs — 1.9%
	American Tower Corp., 1.60% due 4/15/2026	1,250,000	1,232,362
[a]	Crown Castle, Inc., 4.67% due 10/21/2025	2,500,000	2,493,625
	SBA Tower Trust,
[a]	1.631% due 5/15/2051	1,100,000	1,067,883
[a]	1.884% due 7/15/2050	350,000	347,345
			5,141,215
	FINANCIAL SERVICES — 3.2%
	Capital Markets — 2.3%
	Blue Owl Capital Corp., 3.40% due 7/15/2026	750,000	742,965
[a]	Blue Owl Technology Finance Corp., 4.75% due 12/15/2025	1,250,000	1,246,588
	FS KKR Capital Corp., 3.40% due 1/15/2026	1,000,000	995,530
	Hercules Capital, Inc., 2.625% due 9/16/2026	1,500,000	1,473,555
[a]	LPL Holdings, Inc., 4.625% due 11/15/2027	1,000,000	998,850
	Main Street Capital Corp., 3.00% due 7/14/2026	637,000	628,674
	Financial Services — 0.9%
[a]	Antares Holdings LP, 3.95% due 7/15/2026	1,000,000	993,060
[a]	VW Credit, Inc., 4.75% due 10/1/2025	1,500,000	1,500,000
			8,579,222
	FOOD, BEVERAGE & TOBACCO — 3.2%

See notes to financial statements.	Annual Financial Statements | 109

Schedule of Investments, Continued
Thornburg Ultra Short Income Fund | September 30, 2025

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE
	Beverages — 1.5%
[a,c]	Bacardi Ltd., 2.75% due 7/15/2026	$1,000,000	$986,530
	Constellation Brands, Inc., 3.70% due 12/6/2026	1,250,000	1,243,688
[b]	Keurig Dr. Pepper, Inc., 4.831% (SOFR + 0.58%) due 11/15/2026	1,750,000	1,749,492
	Food Products — 0.2%
	Conagra Brands, Inc., 5.30% due 10/1/2026	500,000	504,925
	Tobacco — 1.5%
	Altria Group, Inc., 4.40% due 2/14/2026	1,500,000	1,498,725
[c]	BAT International Finance plc, 1.668% due 3/25/2026	2,250,000	2,221,785
[a,c]	Imperial Brands Finance plc, 3.50% due 7/26/2026	438,000	434,763
			8,639,908
	HEALTH CARE EQUIPMENT & SERVICES — 1.2%
	Health Care Providers & Services — 1.2%
	HCA, Inc., 5.25% due 6/15/2026	1,700,000	1,702,890
[a]	Highmark, Inc., 1.45% due 5/10/2026	1,500,000	1,470,990
			3,173,880
	INSURANCE — 2.9%
	Insurance — 2.9%
[a]	Equitable Financial Life Global Funding, 1.30% due 7/12/2026	1,000,000	978,780
[a]	F&G Global Funding, 1.75% due 6/30/2026	1,153,000	1,130,182
[a]	GA Global Funding Trust, 1.625% due 1/15/2026	2,000,000	1,983,260
	Horace Mann Educators Corp., 4.50% due 12/1/2025	1,980,000	1,978,574
[b]	Marsh & McLennan Cos., Inc., 4.967% (SOFRINDX + 0.70%) due 11/8/2027	751,000	753,313
[a]	Reliance Standard Life Global Funding II, 5.243% due 2/2/2026	850,000	851,369
			7,675,478
	MATERIALS — 3.3%
	Containers & Packaging — 3.3%
	Ball Corp., 4.875% due 3/15/2026	1,325,000	1,323,927
	Berry Global, Inc.,
	1.57% due 1/15/2026	750,000	743,535
[a]	4.875% due 7/15/2026	1,750,000	1,749,912
[a]	Graphic Packaging International LLC, 1.512% due 4/15/2026	1,000,000	983,510
[a]	Sealed Air Corp., 1.573% due 10/15/2026	1,250,000	1,211,300
[a]	Silgan Holdings, Inc., 1.40% due 4/1/2026	2,000,000	1,965,140
	Sonoco Products Co., 4.45% due 9/1/2026	1,000,000	1,001,640
			8,978,964
	MEDIA & ENTERTAINMENT — 0.4%
	Media — 0.4%
[a]	Sirius XM Radio LLC, 3.125% due 9/1/2026	975,000	962,588
			962,588
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 1.7%
	Biotechnology — 0.3%
	Illumina, Inc., 4.65% due 9/9/2026	850,000	853,842
	Pharmaceuticals — 1.4%
[a]	Bayer U.S. Finance II LLC, 4.25% due 12/15/2025	1,750,000	1,748,215
[a]	PRA Health Sciences, Inc., 2.875% due 7/15/2026	1,250,000	1,230,075
	Viatris, Inc., 2.30% due 6/22/2027	750,000	721,672
			4,553,804
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.5%
	Semiconductors & Semiconductor Equipment — 0.5%
	Skyworks Solutions, Inc., 1.80% due 6/1/2026	1,250,000	1,229,088
			1,229,088
	SOFTWARE & SERVICES — 2.1%
	Information Technology Services — 0.3%
[a]	Wipro IT Services LLC, 1.50% due 6/23/2026	1,000,000	979,450
	Software — 1.8%

110 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Ultra Short Income Fund | September 30, 2025

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE
	Activision Blizzard, Inc., Series 2020-3 Class D, 3.40% due 9/15/2026	$1,355,000	$1,331,355
	CA, Inc., 4.70% due 3/15/2027	1,188,000	1,196,875
[a]	Fair Isaac Corp., 5.25% due 5/15/2026	1,000,000	1,000,480
	Fidelity National Information Services, Inc., 1.15% due 3/1/2026	1,242,000	1,226,189
			5,734,349
	TECHNOLOGY HARDWARE & EQUIPMENT — 1.0%
	Electronic Equipment, Instruments & Components — 0.9%
	Avnet, Inc., 4.625% due 4/15/2026	1,045,000	1,044,927
	Hubbell, Inc., 3.35% due 3/1/2026	1,248,000	1,242,584
	Technology Hardware, Storage & Peripherals — 0.1%
	Dell International LLC/EMC Corp., 6.02% due 6/15/2026	300,000	302,238
			2,589,749
	TELECOMMUNICATION SERVICES — 1.1%
	Diversified Telecommunication Services — 0.4%
[a,c]	NBN Co. Ltd., 1.45% due 5/5/2026	1,000,000	983,710
	Wireless Telecommunication Services — 0.7%
	T-Mobile USA, Inc., 2.25% due 2/15/2026	2,000,000	1,984,260
			2,967,970
	TRANSPORTATION — 0.7%
	Ground Transportation — 0.2%
	Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.227% due 5/14/2026	708,627	702,937
	Transportation Infrastructure — 0.5%
[a]	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.75% due 5/24/2026	1,250,000	1,259,375
			1,962,312
	UTILITIES — 8.3%
	Electric Utilities — 7.0%
	AES Corp., 1.375% due 1/15/2026	1,665,000	1,649,349
[a]	Alliant Energy Finance LLC, 1.40% due 3/15/2026	715,000	704,439
	American Electric Power Co., Inc., Series N, 1.00% due 11/1/2025	1,742,000	1,736,635
	Dominion Energy, Inc., Series A, 1.45% due 4/15/2026	945,000	930,901
[a]	Edison International, 4.931% due 10/9/2025	1,000,000	998,929
[a,c]	Electricite de France SA, 3.625% due 10/13/2025	2,479,000	2,477,860
[c]	Enel Americas SA, 4.00% due 10/25/2026	530,000	528,993
[a,c]	Enel Finance International NV, 7.05% due 10/14/2025	1,000,000	1,001,090
[a]	Evergy Missouri West, Inc., 4.522% due 10/14/2025	2,500,000	2,495,983
[a]	FirstEnergy Pennsylvania Electric Co., 5.15% due 3/30/2026	2,250,000	2,258,122
[a]	New York State Electric & Gas Corp., 3.25% due 12/1/2026	750,000	740,347
[a]	NRG Energy, Inc., 2.00% due 12/2/2025	1,290,000	1,282,647
[b]	Southern Co., Series B, 4.00% (5-Yr. CMT + 3.73%) due 1/15/2051	1,000,000	996,360
	Southern Power Co., 0.90% due 1/15/2026	1,000,000	990,080
	Gas Utilities — 0.7%
[a]	Brooklyn Union Gas Co., 3.407% due 3/10/2026	1,000,000	996,230
	Spire, Inc., 5.30% due 3/1/2026	1,000,000	1,003,720
	Multi-Utilities — 0.6%
[a]	Pennsylvania-American Water Co., 7.80% due 9/1/2026	1,500,000	1,539,645
			22,331,330
	TOTAL CORPORATE BONDS (Cost $109,978,058)		110,116,527

	CONVERTIBLE BONDS — 0.6%

	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 0.6%
	Broadline Retail — 0.6%
	Airbnb, Inc., Series 2025-1A Class D, Zero Coupon due 3/15/2026	1,500,000	1,468,155
			1,468,155
	TOTAL CONVERTIBLE BONDS (Cost $1,465,456)		1,468,155

See notes to financial statements.	Annual Financial Statements | 111

Schedule of Investments, Continued
Thornburg Ultra Short Income Fund | September 30, 2025

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE
	SHORT-TERM INVESTMENTS — 6.0%
[d]	Thornburg Capital Management Fund	1,602,257	$16,022,573
	TOTAL SHORT-TERM INVESTMENTS (Cost $16,022,573)		16,022,573

	TOTAL INVESTMENTS — 98.3% (Cost $263,251,543)		$263,195,592

	OTHER ASSETS LESS LIABILITIES — 1.7%		4,493,761

	NET ASSETS — 100.0%		$267,689,353

Footnote Legend

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025, the aggregate value of these securities in the Fund’s portfolio was $164,162,352, representing 61.33% of the Fund’s net assets.

b	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on September 30, 2025.

c	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

d	Investment in Affiliates.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities	SOFR	Secured Overnight Financing Rate
CMBS	Commercial Mortgage-Backed Securities	SOFR30A	Secured Overnight Financing Rate 30-Day Average
CMO	Collateralized Mortgage Obligation	SOFR90A	Secured Overnight Financing Rate 90-Day Average
CMT	Constant Maturity Rate	SOFRINDX	Secured Overnight Financing Rate Index
DAC	Designated Activity Company	TSFR1M	Term SOFR 1 Month
Mtg	Mortgage	UMBS	Uniform Mortgage-Backed Securities

112 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments
Thornburg Limited Term U.S. Government Fund | September 30, 2025

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE
	U.S. TREASURY SECURITIES — 14.8%
	U.S. Treasury Inflation-Indexed Notes, 0.125% due 1/15/2030 - 1/15/2032	$3,854,987	$3,581,488
	U.S. Treasury Notes,
	1.875% due 2/15/2032	2,050,000	1,818,894
	3.875% due 12/31/2029 - 8/15/2034	2,583,000	2,565,492
	4.00% due 2/15/2034	1,030,000	1,027,425
	4.25% due 5/15/2035	1,319,000	1,331,366
	4.375% due 5/15/2034	1,614,000	1,651,576
	4.50% due 11/15/2033	850,000	878,953
	U.S. Treasury Strip Coupon, 6.215% due 8/15/2034	1,890,000	1,300,741
	TOTAL U.S. TREASURY SECURITIES (Cost $13,848,325)		14,155,935

	U.S. GOVERNMENT AGENCIES — 7.4%
	Federal Farm Credit Banks Funding Corp., 3.00% due 3/8/2032	715,000	662,026
	HNA Group LLC (Guaranty: Export-Import Bank of the United States), 2.291% due 6/30/2027	498,763	485,795
[a]	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States), 2.46% due 12/15/2025	125,000	123,696
	Reliance Industries Ltd. (Guaranty: Export-Import Bank of the United States),
[a]	2.06% due 1/15/2026	175,000	173,460
[a]	2.512% due 1/15/2026	263,750	262,083
	Small Business Administration Participation Certificates,
	Series 2007-20D Class 1, 5.32% due 4/1/2027	25,118	25,360
	Series 2007-20F Class 1, 5.71% due 6/1/2027	17,478	17,648
	Series 2007-20I Class 1, 5.56% due 9/1/2027	53,334	54,009
	Series 2007-20K Class 1, 5.51% due 11/1/2027	51,808	52,318
	Series 2008-20G Class 1, 5.87% due 7/1/2028	112,837	114,759
	Series 2011-20G Class 1, 3.74% due 7/1/2031	245,172	243,717
	Series 2011-20K Class 1, 2.87% due 11/1/2031	422,749	411,838
	Series 2014-20H Class 1, 2.88% due 8/1/2034	284,808	273,645
	Series 2015-20B Class 1, 2.46% due 2/1/2035	275,176	260,053
	Series 2015-20G Class 1, 2.88% due 7/1/2035	579,877	554,165
	Series 2015-20I Class 1, 2.82% due 9/1/2035	586,385	557,803
	Series 2017-20I Class 1, 2.59% due 9/1/2037	1,331,967	1,241,307
	Series 2017-20K Class 1, 2.79% due 11/1/2037	703,063	662,619
	Thirax 1 LLC (Guaranty: Export-Import Bank of the United States), 0.968% due 1/14/2033	962,425	856,337
	TOTAL U.S. GOVERNMENT AGENCIES (Cost $7,384,250)		7,032,638

	MORTGAGE BACKED — 67.1%
[b,c]	Federal Agricultural Mortgage Corp. Mtg Trust, Whole Loan Securities Trust CMO, Series 2021-1 Class A, 2.18% due 1/25/2051	3,753,752	3,090,065
	Federal Home Loan Mtg Corp.,
[c]	Pool 1L0049, 6.497% (H15T1Y + 2.15%) due 2/1/2046	751,915	765,343
	Pool D98887, 3.50% due 1/1/2032	149,351	147,086
	Pool E09025, 2.50% due 3/1/2028	15,016	14,778
	Pool J37586, 3.50% due 9/1/2032	103,163	101,624
	Pool RE6097, 2.00% due 5/1/2051	1,896,515	1,502,272
	Pool RE6119, 2.50% due 12/1/2051	1,649,864	1,359,984
	Pool SE9046, 3.00% due 12/1/2051	1,881,610	1,660,756
	Pool T61943, 3.50% due 8/1/2045	75,144	69,617
	Pool T65457, 3.00% due 1/1/2048	362,756	323,401
	Pool WN2382, 4.34% due 6/1/2028	565,000	567,338
	Federal Home Loan Mtg Corp., CMO REMIC,
	Series 3922 Class PQ, 2.00% due 4/15/2041	23,819	23,422
[c]	Series 4105 Class FG, 4.887% (SOFR30A + 0.51%) due 9/15/2042	402,012	397,592
	Series 4120 Class TC, 1.50% due 10/15/2027	120,062	117,368
	Series 4120 Class UE, 2.00% due 10/15/2027	172,491	169,127
	Series 5469 Class QA, 4.50% due 11/25/2054	544,971	537,228
	Series 5558 Class EV, 5.00% due 6/25/2036	491,351	497,413
	Federal Home Loan Mtg Corp., Multifamily Structured Pass-Through Certificates, CMBS,
	Series K095 Class A2, 2.785% due 6/25/2029	577,000	554,488
	Series KHG1 Class A3, 3.341% due 12/25/2027	292,067	288,524
	Series KIR1 Class A2, 2.849% due 3/25/2026	196,000	194,548
	Series KJ46 Class A2, 4.796% due 10/25/2031	216,000	222,055
[c]	Series KJ47 Class A2, 5.43% due 6/25/2031	149,000	155,835

See notes to financial statements.	Annual Financial Statements | 113

Schedule of Investments, Continued
Thornburg Limited Term U.S. Government Fund | September 30, 2025

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE
	Series KJ48 Class A2, 5.028% due 10/25/2031	$379,000	$393,062
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
[c]	Series 2017-3 Class HA, 3.25% due 7/25/2056	734,726	691,560
[c]	Series 2017-4 Class HT, 3.25% due 6/25/2057	2,326,094	2,078,249
	Series 2017-4 Class MT, 3.50% due 6/25/2057	524,284	469,235
[c]	Series 2018-1 Class HA, 3.00% due 5/25/2057	931,251	873,091
[c]	Series 2018-2 Class HA, 3.00% due 11/25/2057	493,229	469,525
	Series 2018-3 Class HA, 3.00% due 8/25/2057	669,591	623,295
	Series 2018-4 Class HA, 3.00% due 3/25/2058	872,308	811,475
	Series 2018-4 Class MA, 3.50% due 3/25/2058	559,825	536,597
	Series 2019-2 Class MA, 3.50% due 8/26/2058	1,428,039	1,359,299
	Series 2019-3 Class MA, 3.50% due 10/25/2058	539,507	515,022
	Series 2019-4 Class MA, 3.00% due 2/25/2059	864,473	795,996
	Series 2020-1 Class MA, 2.50% due 8/25/2059	1,247,544	1,159,733
	Series 2020-2 Class MA, 2.00% due 11/25/2059	1,237,646	1,125,678
	Series 2020-3 Class MA, 2.00% due 5/25/2060	409,383	367,999
	Series 2020-3 Class MT, 2.00% due 5/25/2060	557,037	436,659
	Series 2022-1 Class MTU, 3.25% due 11/25/2061	915,744	790,277
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool RA6808, 3.00% due 2/1/2052	1,821,316	1,610,648
	Pool SB8010, 2.50% due 10/1/2034	393,866	372,191
	Pool SB8030, 2.00% due 12/1/2034	631,228	584,424
	Pool SB8502, 2.00% due 8/1/2035	379,008	352,284
	Pool ZS4730, 3.50% due 8/1/2047	654,054	608,950
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO,
	Series 2015-SC02 Class 2A, 3.50% due 9/25/2045	182,250	160,900
	Series 2016-SC01 Class 1A, 3.00% due 7/25/2046	682,095	591,526
	Series 2016-SC01 Class 2A, 3.50% due 7/25/2046	215,441	191,225
	Series 2016-SC02 Class 2A, 3.50% due 10/25/2046	140,031	123,950
	Series 2017-SC01 Class 1A, 3.00% due 12/25/2046	1,238,048	1,074,706
	Series 2017-SC01 Class 2A, 3.50% due 12/25/2046	430,589	381,874
	Series 2017-SC02 Class 1A, 3.00% due 5/25/2047	267,023	229,477
	Series 2017-SC02 Class 2A, 3.50% due 5/25/2047	117,516	103,595
	Federal National Mtg Assoc.,
[c]	Pool 895572, 6.445% (RFUCCT1Y + 1.82%) due 6/1/2036	44,586	45,333
	Pool BF0130, 3.50% due 8/1/2056	283,104	259,406
	Pool BF0144, 3.50% due 10/1/2056	404,405	375,239
[c]	Pool BH4524, 3.37% (5-Yr. CMT + 1.15%) due 6/1/2046	1,197,526	1,163,586
[c]	Pool BM6885, 1.606% (2.20% - SOFR30A) due 12/1/2051	418,421	392,167
	Pool BM6983, 3.00% due 3/1/2052	964,938	837,353
	Pool BS6056, 3.85% due 8/1/2032	290,000	278,858
	Pool BZ4611, 5.425% due 11/1/2032	499,745	515,607
[c]	Pool CB2214, 1.525% (2.20% - SOFR30A) due 11/1/2051	445,083	418,116
[c]	Federal National Mtg Assoc., CMBS, Series 2018-SB47 Class A5H, 5.169% (SOFR30A + 0.81%) due 1/25/2038	250,449	249,199
	Federal National Mtg Assoc., CMO REMIC,
[c]	Series 2009-17 Class AH, 0.484% due 3/25/2039	163,864	133,720
	Series 2011-70 Class CA, 3.00% due 8/25/2026	151,820	150,508
[c]	Series 2013-81 Class FW, 4.771% (SOFR30A + 0.41%) due 1/25/2043	660,023	652,701
[c]	Series 2013-92 Class FA, 5.021% (SOFR30A + 0.66%) due 9/25/2043	479,975	478,348
	Series 2024-25 Class VB, 5.50% due 3/25/2035	477,409	488,813
	Series 2024-70 Class MP, 4.50% due 10/25/2054	465,776	460,844
	Series 2025-90 Class PC, 4.00% due 10/25/2055	365,000	353,475
	Federal National Mtg Assoc., Grantor Trust, CMO, Series 2017-T1 Class A, 2.898% due 6/25/2027	987,310	967,133
	Federal National Mtg Assoc., UMBS Collateral,
	Pool AE0704, 4.00% due 1/1/2026	7,344	7,317
	Pool AJ1752, 3.50% due 9/1/2026	58,109	57,754
	Pool AL6582, 3.50% due 4/1/2030	204,610	202,433
	Pool AL9445, 3.00% due 7/1/2031	6,270	6,140
	Pool AS9749, 4.00% due 6/1/2047	242,247	232,288
	Pool AU2669, 2.50% due 10/1/2028	196,992	192,937
	Pool BM4864, 3.50% due 5/1/2033	451,793	445,689
	Pool CA0942, 2.50% due 12/1/2032	492,351	471,893
	Pool CA4102, 3.50% due 8/1/2029	246,596	244,433

114 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued
Thornburg Limited Term U.S. Government Fund | September 30, 2025

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE
	Pool CA5271, 2.50% due 3/1/2035	$703,944	$666,961
	Pool CA5282, 3.00% due 3/1/2035	1,480,014	1,429,301
	Pool FM1523, 2.50% due 8/1/2029	196,187	192,349
	Pool FM2831, 2.50% due 5/1/2032	758,981	734,348
	Pool FM3494, 2.50% due 4/1/2048	322,418	278,923
	Pool FM4936, 2.00% due 12/1/2035	1,013,653	940,777
	Pool FM5458, 1.50% due 12/1/2035	1,022,031	916,792
	Pool FS0916, 3.00% due 3/1/2052	2,360,107	2,074,089
	Pool FS6157, 3.00% due 9/1/2052	5,144,543	4,535,157
	Pool FS6212, 1.50% due 5/1/2032	260,734	246,765
	Pool MA2353, 3.00% due 8/1/2035	461,285	440,428
	Pool MA3465, 4.00% due 9/1/2038	275,594	270,462
	Pool MA3681, 3.00% due 6/1/2034	207,389	200,266
	Pool MA3896, 2.50% due 1/1/2035	68,141	64,237
	Pool MA4390, 2.00% due 7/1/2031	2,066,800	1,979,903
	Government National Mtg Assoc.,
[c]	Pool 894205, 4.625% (H15T1Y + 1.50%) due 8/20/2039	73,398	74,065
[c]	Pool MA0100, 5.625% (H15T1Y + 1.50%) due 5/20/2042	112,336	114,741
	Pool MA0907, 2.00% due 4/20/2028	181,560	177,268
	Government National Mtg Assoc., CMBS,
	Series 2022-147 Class B, 2.20% due 10/16/2063	1,250,000	896,458
	Series 2023-104 Class AD, 4.00% due 1/16/2065	411,995	392,872
	Government National Mtg Assoc., CMO,
	Series 2016-H04 Class HA, 2.25% due 7/20/2065	129,251	122,458
	Series 2017-186 Class VA, 3.00% due 2/20/2031	1,051,643	1,043,353
	Series 2025-110 Class L, 1.00% due 6/20/2051	395,208	357,382
	Series 2025-139 Class DT, 5.00% due 3/20/2065	348,715	349,221
	Seasoned Loans Structured Transaction Trust, Whole Loan Securities Trust CMO,
	Series 2020-2 Class A1C, 2.00% due 9/25/2030	1,513,156	1,395,850
	Series 2020-2 Class A1D, 1.75% due 9/25/2030	1,513,156	1,385,357
	TOTAL MORTGAGE BACKED (Cost $67,686,294)		64,003,439

	CORPORATE BONDS — 2.8%

	UTILITIES — 2.8%
	Electric Utilities — 2.8%
[b]	Caledonia Generating LLC, 1.95% due 2/28/2034	3,079,407	2,737,016
			2,737,016
	TOTAL CORPORATE BONDS (Cost $3,004,855)		2,737,016

	SHORT-TERM INVESTMENTS — 3.6%
	MUTUAL FUND — 0.1%
[d]	State Street Institutional Treasury Money Market Fund, Premier Class, 4.06%	119,199	119,199
	TOTAL MUTUAL FUND (Cost $119,199)		119,199

	U.S. TREASURY SECURITIES — 3.5%
	U.S. Treasury Bills,
	4.076% due 10/14/2025	300,000	299,565
	4.079% due 10/9/2025	1,000,000	999,108
	4.083% due 10/21/2025	1,000,000	997,770
	4.118% due 10/28/2025	1,000,000	996,963
	TOTAL U.S. TREASURY SECURITIES (Cost $3,293,406)		3,293,406
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,412,605)		3,412,605

	TOTAL INVESTMENTS — 95.7% (Cost $95,336,329)		$91,341,633

	OTHER ASSETS LESS LIABILITIES — 4.3%		4,066,680

	NET ASSETS — 100.0%		$95,408,313

See notes to financial statements.	Annual Financial Statements | 115

Schedule of Investments, Continued
Thornburg Limited Term U.S. Government Fund | September 30, 2025

Footnote Legend

a	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025, the aggregate value of these securities in the Fund’s portfolio was $5,827,081, representing 6.11% of the Fund’s net assets.

c	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on September 30, 2025.

d	Rate represents the money market fund annualized seven-day yield at September 30, 2025.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
CMBS	Commercial Mortgage-Backed Securities	REMIC	Real Estate Mortgage Investment Conduit
CMO	Collateralized Mortgage Obligation	RFUCCT1Y	Refinitiv USD Interbank Offered Rate Consumer Cash Fallbacks Term 1 Year
CMT	Constant Maturity Rate	SOFR30A	Secured Overnight Financing Rate 30-Day Average
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year	UMBS	Uniform Mortgage-Backed Securities
Mtg	Mortgage

116 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments

Thornburg Limited Term Income Fund | September 30, 2025

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	U.S. TREASURY SECURITIES — 6.5%
	U.S. Treasury Inflation-Indexed Notes,
	0.125% due 1/15/2031 - 1/15/2032	$186,774,848	$174,240,427
	1.75% due 1/15/2034	30,475,520	30,621,945
	U.S. Treasury Notes,
	2.75% due 8/15/2032	48,263,000	44,869,508
	3.50% due 2/15/2033	10,595,000	10,287,083
	3.875% due 6/30/2030	26,800,000	26,965,406
	4.00% due 5/31/2030 - 6/30/2032	48,195,000	48,517,501
	4.125% due 5/31/2032	5,000,000	5,064,062
	4.25% due 5/15/2035	29,032,000	29,304,175
	4.375% due 12/31/2029	25,000,000	25,650,391
	TOTAL U.S. TREASURY SECURITIES (Cost $380,150,336)		395,520,498

	U.S. GOVERNMENT AGENCIES — 0.6%
	Federal Farm Credit Banks Funding Corp., 3.00% due 3/8/2032	19,285,000	17,856,174
[a]	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States), 6.50% due 1/23/2029	6,000,000	6,107,880
	Reliance Industries Ltd. (Guaranty: Export-Import Bank of the United States),
[a]	2.06% due 1/15/2026	75,000	74,340
[a]	2.512% due 1/15/2026	325,000	322,946
	Small Business Administration Participation Certificates,
	Series 2008-20D Class 1, 5.37% due 4/1/2028	131,407	133,181
	Series 2009-20E Class 1, 4.43% due 5/1/2029	80,049	80,330
	Series 2009-20K Class 1, 4.09% due 11/1/2029	679,000	679,373
	Series 2011-20E Class 1, 3.79% due 5/1/2031	903,556	899,702
	Series 2011-20F Class 1, 3.67% due 6/1/2031	196,131	194,821
	Series 2011-20G Class 1, 3.74% due 7/1/2031	980,686	974,867
	Series 2011-20I Class 1, 2.85% due 9/1/2031	1,914,220	1,858,291
	Series 2011-20K Class 1, 2.87% due 11/1/2031	1,645,552	1,603,081
	Series 2012-20D Class 1, 2.67% due 4/1/2032	1,375,729	1,325,585
	Series 2012-20J Class 1, 2.18% due 10/1/2032	1,109,257	1,046,110
	Series 2012-20K Class 1, 2.09% due 11/1/2032	838,551	799,512
	TOTAL U.S. GOVERNMENT AGENCIES (Cost $33,859,157)		33,956,193

	OTHER GOVERNMENT — 0.4%
[a,b]	Bermuda Government International Bonds, 2.375% due 8/20/2030	6,800,000	6,179,432
[a,b]	Eagle Funding Luxco SARL, 5.50% due 8/17/2030	5,000,000	5,075,850
[a]	Mexico Government International Bonds, 5.375% due 3/22/2033	5,000,000	4,998,700
[a,b]	Saudi Government International Bonds, 5.125% due 1/13/2028	11,200,000	11,432,400
	TOTAL OTHER GOVERNMENT (Cost $27,952,729)		27,686,382

	MORTGAGE BACKED — 38.9%
	Ajax Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2019-F Class A1, 2.86% due 7/25/2059	3,539,139	3,445,764
[b,c]	Series 2022-A Class A1, 3.50% due 10/25/2061	9,276,473	9,032,001
[b,c]	Series 2023-C Class A1, 3.50% due 5/25/2063	6,310,741	6,150,474
	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2020-2 Class A3, 5.00% due 1/26/2065	3,491,272	3,477,767
[b,c]	Series 2023-1 Class A1, 4.75% due 9/26/2067	11,451,421	11,393,910
[b,c]	Series 2023-2 Class A1, 4.65% due 10/25/2067	4,098,527	4,077,528
[a,b,c]	Arbor Realty Commercial Real Estate Notes Ltd., CMBS, Series 2022-FL1 Class A, 5.822% (SOFR30A + 1.45%) due 1/15/2037	8,137,245	8,137,242
	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2019-1 Class A1, 3.805% due 1/25/2049	2,395,464	2,334,142
[b,c]	Series 2019-1 Class A3, 4.208% due 1/25/2049	1,253,646	1,230,763
[b,c]	Series 2019-2 Class A1, 3.347% due 4/25/2049	1,101,792	1,062,262
[b,c]	Series 2019-3 Class A1, 2.962% due 10/25/2048	2,760,416	2,640,615
[b]	Series 2020-1 Class A2, 2.927% due 3/25/2055	6,518,000	6,062,311
[b]	Series 2020-1 Class A3, 3.328% due 3/25/2055	4,500,000	4,122,882
[b]	Series 2020-1 Class M1, 4.277% due 3/25/2055	3,189,000	2,908,803
[b,c]	Series 2021-1R Class A1, 1.175% due 10/25/2048	5,536,585	4,767,042
[b]	Series 2022-1 Class M1, 3.65% due 12/25/2056	7,338,000	5,913,446

See notes to financial statements.	Annual Financial Statements | 117

Schedule of Investments, Continued

Thornburg Limited Term Income Fund | September 30, 2025

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	ATLX Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2024-RPL1 Class A1, 3.85% due 4/25/2064	$11,187,405	$10,844,641
[b,c]	Series 2024-RPL2 Class A1, 3.85% due 4/25/2063	7,197,913	6,924,055
[b,c]	BPR Trust, CMBS, Series 2023-BRK2 Class A, 7.147% due 10/5/2038	4,250,000	4,469,695
[b,c]	BRAVO Residential Funding Trust, Whole Loan Securities Trust CMO, Series 2024-NQM4 Class A1A, 4.35% due 1/25/2060	18,140,752	17,883,437
[b,c]	Bunker Hill Loan Depositary Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class A3, 3.253% due 2/25/2055	3,285,000	3,198,018
[b,c]	BX Trust, CMBS, Series 2025-LIFE Class A, 6.08% due 6/13/2047	14,750,000	15,189,008
[b]	Century Plaza Towers, CMBS, Series 2019-CPT Class A, 2.865% due 11/13/2039	4,800,000	4,410,153
	Chase Mortgage Finance Corp., Whole Loan Securities Trust CMO,
[b,c]	Series 2016-SH1 Class M3, 3.75% due 4/25/2045	1,408,940	1,309,090
[b,c]	Series 2016-SH2 Class M3, 3.75% due 12/25/2045	1,790,038	1,655,381
	CHNGE Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2022-1 Class A1, 3.007% due 1/25/2067	11,119,956	10,732,213
[b,c]	Series 2022-2 Class M1, 4.609% due 3/25/2067	14,163,000	13,137,744
[b,c]	Series 2023-1 Class A1, 7.065% due 3/25/2058	4,097,448	4,106,943
	CIM Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2018-INV1 Class A4, 4.00% due 8/25/2048	565,925	529,387
[b,c]	Series 2024-R1 Class A1, 4.75% due 6/25/2064	10,428,104	10,388,240
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[c]	Series 2004-HYB2 Class B1, 6.369% due 3/25/2034	35,834	15,623
[b,c]	Series 2014-A Class A, 4.00% due 1/25/2035	347,697	339,766
[b,c]	Series 2014-J1 Class B4, 3.638% due 6/25/2044	1,489,969	1,230,186
[b,c]	Series 2021-J2 Class A7A, 2.50% due 7/25/2051	29,237,549	26,185,630
[b]	COMM Mortgage Trust, CMBS, Series 2024-277P Class A, 6.338% due 8/10/2044	6,575,000	6,928,284
	CSMC Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2020-SPT1 Class A3, 3.734% due 4/25/2065	4,241,799	4,191,487
[b,c]	Series 2021-AFC1 Class A1, 0.83% due 3/25/2056	6,698,379	5,622,013
[b,c]	Series 2021-NQM3 Class A1, 1.015% due 4/25/2066	8,479,876	7,286,333
[b,c]	Series 2021-NQM8 Class A1, 1.841% due 10/25/2066	1,794,082	1,636,369
[b,c]	Series 2022-ATH2 Class A1, 4.547% due 5/25/2067	9,153,547	9,115,270
[b,c]	Series 2022-NQM1 Class A1, 2.265% due 11/25/2066	10,786,666	9,855,726
[b]	DC Office Trust, CMBS, Series 2019-MTC Class A, 2.965% due 9/15/2045	7,895,000	7,228,792
[b,c]	Deephaven Residential Mortgage Trust, Whole Loan Securities Trust CMO, Series 2021-1 Class A1, 0.715% due 5/25/2065	1,814,963	1,727,747
	Ellington Financial Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2019-2 Class A1, 2.739% due 11/25/2059	1,687,848	1,636,500
[b,c]	Series 2022-1 Class A1, 2.206% due 1/25/2067	15,210,952	13,383,535
[b,c]	FARM Mortgage Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 4.694% due 10/1/2053	6,890,280	6,692,666
	Federal Home Loan Mtg Corp.,
[c]	Pool 1L0322, 6.147% (H15T1Y + 2.07%) due 2/1/2048	1,781,368	1,831,430
[c]	Pool 760025, 3.702% (5-Yr. CMT + 1.31%) due 10/1/2047	2,883,539	2,815,740
[c]	Pool 841097, 3.256% (5-Yr. CMT + 1.30%) due 9/1/2048	4,132,213	4,016,411
[c]	Pool 841362, 1.705% (2.15% - SOFR30A) due 2/1/2052	5,559,562	5,207,990
[c]	Pool 841377, 1.942% (2.24% - SOFR30A) due 4/1/2052	5,751,575	5,397,410
[c]	Pool 841463, 2.158% (2.18% - SOFR30A) due 7/1/2052	13,044,263	11,824,104
	Pool D98887, 3.50% due 1/1/2032	499,954	492,370
	Pool G16710, 3.00% due 11/1/2030	141,375	138,823
	Pool RE6097, 2.00% due 5/1/2051	23,987,120	19,000,738
	Pool SE9046, 3.00% due 12/1/2051	20,219,904	17,846,600
	Pool WN1497, 4.75% due 1/1/2030	21,000,000	21,242,268
	Pool WN2382, 4.34% due 6/1/2028	11,295,000	11,341,734
	Federal Home Loan Mtg Corp., CMO REMIC,
	Series 3195 Class PD, 6.50% due 7/15/2036	112,529	116,201
	Series 3922 Class PQ, 2.00% due 4/15/2041	35,729	35,133
	Series 4120 Class TC, 1.50% due 10/15/2027	155,901	152,403
	Series 5461 Class PA, 4.50% due 8/25/2054	20,934,494	20,583,939
	Series 5462 Class P, 4.50% due 10/25/2054	13,135,626	12,940,057
	Series 5469 Class QA, 4.50% due 11/25/2054	12,794,970	12,613,186
[c]	Series 5502 Class FH, 5.756% (SOFR30A + 1.40%) due 2/25/2055	13,428,754	13,497,579
[c]	Series 5552 Class PD, 5.00% due 9/25/2054	23,350,951	23,470,560
	Series 5558 Class EV, 5.00% due 6/25/2036	6,043,432	6,117,985
	Series 5565 Class QA, 4.50% due 8/25/2055	15,281,083	15,213,016
	Federal Home Loan Mtg Corp., Multifamily Structured Pass-Through Certificates, CMBS,
	Series KJ46 Class A2, 4.796% due 10/25/2031	8,741,000	8,986,016

118 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Limited Term Income Fund | September 30, 2025

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

[c]	Series KJ47 Class A2, 5.43% due 6/25/2031	$5,968,000	$6,241,756
	Series KJ48 Class A2, 5.028% due 10/25/2031	15,306,000	15,873,910
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
[c]	Series 2017-1 Class HA, 3.00% due 1/25/2056	3,520,863	3,325,739
[c]	Series 2017-3 Class HA, 3.25% due 7/25/2056	6,131,440	5,771,203
[c]	Series 2017-4 Class HT, 3.25% due 6/25/2057	6,235,320	5,570,948
[c]	Series 2018-1 Class HA, 3.00% due 5/25/2057	3,701,723	3,470,538
[c]	Series 2018-2 Class HA, 3.00% due 11/25/2057	7,891,669	7,512,407
	Series 2018-3 Class HA, 3.00% due 8/25/2057	9,642,112	8,975,453
[c]	Series 2018-3 Class MA, 3.50% due 8/25/2057	6,014,535	5,744,026
	Series 2018-4 Class HA, 3.00% due 3/25/2058	8,578,961	7,980,675
	Series 2019-1 Class MA, 3.50% due 7/25/2058	15,975,013	15,247,838
	Series 2019-2 Class MA, 3.50% due 8/26/2058	17,106,185	16,282,763
	Series 2019-3 Class MA, 3.50% due 10/25/2058	7,615,684	7,270,044
	Series 2019-4 Class MA, 3.00% due 2/25/2059	13,337,309	12,280,839
	Series 2020-1 Class MA, 2.50% due 8/25/2059	2,144,003	1,993,093
	Series 2020-2 Class MA, 2.00% due 11/25/2059	16,351,928	14,872,597
	Series 2020-3 Class MA, 2.00% due 5/25/2060	9,419,894	8,467,645
	Series 2020-3 Class MT, 2.00% due 5/25/2060	3,225,246	2,528,253
	Series 2022-1 Class MTU, 3.25% due 11/25/2061	13,439,127	11,597,817
	Series 2024-1 Class MT, 3.00% due 11/25/2063	7,331,816	6,100,738
	Series 2024-2 Class MT, 3.50% due 5/25/2064	6,659,443	5,736,970
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool RA6808, 3.00% due 2/1/2052	10,064,594	8,900,440
	Pool RA7021, 2.50% due 3/1/2052	20,310,664	17,197,675
	Pool RA7373, 3.00% due 5/1/2052	4,954,551	4,381,234
	Pool SD1374, 3.00% due 3/1/2052	13,032,622	11,453,655
	Pool SD1852, 2.50% due 6/1/2051	39,765,851	33,549,096
	Pool SD4175, 2.50% due 6/1/2052	43,347,492	36,703,679
	Pool SD5171, 2.50% due 1/1/2054	14,833,854	12,560,288
	Pool SD5345, 2.50% due 4/1/2052	20,604,573	17,541,450
	Pool SD6509, 6.00% due 8/1/2054	16,354,446	16,758,247
	Pool SD8140, 2.00% due 4/1/2051	23,841,167	19,376,713
	Pool SD8189, 2.50% due 1/1/2052	12,500,304	10,582,724
	Pool SD8225, 3.00% due 7/1/2052	10,836,371	9,548,992
	Pool SD8367, 5.50% due 10/1/2053	5,806,257	5,871,917
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO,
	Series 2016-SC01 Class 2A, 3.50% due 7/25/2046	825,857	733,031
	Series 2017-SC01 Class 1A, 3.00% due 12/25/2046	7,476,778	6,490,329
	Series 2017-SC02 Class 2A, 3.50% due 5/25/2047	448,031	394,957
	Federal National Mtg Assoc.,
[c]	Pool BH4523, 2.812% (5-Yr. CMT + 1.15%) due 4/1/2047	4,466,164	4,322,387
[c]	Pool BH4524, 3.37% (5-Yr. CMT + 1.15%) due 6/1/2046	8,375,757	8,138,375
[c]	Pool BM6929, 1.928% (2.13% - SOFR30A) due 7/1/2051	3,914,741	3,735,857
	Pool BM7067, 2.50% due 6/1/2051	3,031,904	2,522,289
	Pool BM7629, 1.50% due 9/1/2036	11,429,077	10,143,111
[c]	Pool BO9998, 2.736% (H15T1Y + 2.03%) due 3/1/2048	3,381,573	3,352,280
	Pool BS6056, 3.85% due 8/1/2032	8,922,000	8,579,211
[c]	Pool BU9934, 1.839% (2.37% - SOFR30A) due 2/1/2052	8,183,220	7,377,977
	Pool BZ3061, 5.26% due 2/1/2030	18,830,000	19,388,110
	Pool BZ3689, 4.82% due 4/1/2030	22,990,000	23,369,437
	Pool BZ3998, 4.88% due 6/1/2030	11,823,000	12,030,217
	Pool BZ4611, 5.425% due 11/1/2032	333,830	344,426
[c]	Pool CB2214, 1.525% (2.20% - SOFR30A) due 11/1/2051	4,484,048	4,212,364
	Federal National Mtg Assoc., CMO REMIC,
[c]	Series 2009-17 Class AH, 0.484% due 3/25/2039	273,107	222,867
	Series 2012-129 Class LA, 3.50% due 12/25/2042	1,031,022	968,683
[c]	Series 2013-81 Class FW, 4.771% (SOFR30A + 0.41%) due 1/25/2043	2,398,171	2,371,567
	Series 2024-25 Class VB, 5.50% due 3/25/2035	10,004,862	10,243,863
	Series 2024-70 Class MP, 4.50% due 10/25/2054	14,428,714	14,275,938
	Series 2025-90 Class PC, 4.00% due 10/25/2055	19,330,000	18,719,670
	Federal National Mtg Assoc., Grantor Trust, CMO, Series 2017-T1 Class A, 2.898% due 6/25/2027	17,771,575	17,408,401
	Federal National Mtg Assoc., UMBS Collateral,

See notes to financial statements.	Annual Financial Statements | 119

Schedule of Investments, Continued

Thornburg Limited Term Income Fund | September 30, 2025

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	Pool AE0704, 4.00% due 1/1/2026	$19,101	$19,032
	Pool AS9749, 4.00% due 6/1/2047	6,956	6,670
	Pool BM4324, 3.50% due 7/1/2033	1,432,506	1,409,835
	Pool BP9550, 2.50% due 7/1/2035	5,745	5,451
	Pool BP9589, 2.50% due 8/1/2035	461,029	437,459
	Pool CB2301, 3.00% due 12/1/2051	27,217,607	23,918,609
	Pool CB3050, 2.50% due 3/1/2052	17,568,601	14,875,884
	Pool FS5447, 2.50% due 9/1/2052	2,479,821	2,104,018
	Pool FS6130, 2.50% due 7/1/2052	17,106,312	14,484,450
	Pool FS6157, 3.00% due 9/1/2052	111,139,501	97,974,690
	Pool FS6212, 1.50% due 5/1/2032	1,650,216	1,561,801
	Pool FS7577, 2.50% due 1/1/2054	20,700,057	17,527,387
	Pool FS7757, 2.50% due 2/1/2052	18,184,437	15,345,768
	Pool FS7879, 2.50% due 7/1/2052	14,708,669	12,401,710
	Pool MA3465, 4.00% due 9/1/2038	2,471,526	2,425,504
	Pool MA4390, 2.00% due 7/1/2031	764,716	732,564
	Pool MA5138, 5.50% due 9/1/2053	4,101,964	4,140,995
	Pool MA5139, 6.00% due 9/1/2053	3,348,160	3,430,131
[b,c]	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-1 Class 2A2, 3.00% due 3/25/2047	878,885	817,812
	GCAT Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2019-NQM3 Class A1, 3.686% due 11/25/2059	2,111,049	2,064,426
[b,c]	Series 2021-CM1 Class A, 2.469% due 4/25/2065	5,556,880	5,312,816
[b,c]	Series 2021-CM2 Class A1, 2.352% due 8/25/2066	12,408,632	11,609,355
[b,c]	Series 2021-NQM4 Class A1, 1.093% due 8/25/2066	10,104,697	8,376,125
	Government National Mtg Assoc.,
	Pool MA7368, 3.00% due 5/20/2051	14,209,055	12,711,993
	Pool MA7706, 3.00% due 11/20/2051	61,579,374	55,062,853
	Pool MA8098, 3.00% due 6/20/2052	102,228,272	91,336,204
	Government National Mtg Assoc., CMBS, Series 2023-104 Class AD, 4.00% due 1/16/2065	22,669,417	21,617,182
	Government National Mtg Assoc., CMO,
	Series 2021-27 Class ED, 1.00% due 2/20/2051	5,983,561	4,647,653
	Series 2025-110 Class L, 1.00% due 6/20/2051	14,000,826	12,660,804
	Series 2025-139 Class DT, 5.00% due 3/20/2065	14,944,912	14,966,612
[a,b,c]	Greystone Commercial Real Estate Notes Ltd., CMBS, Series 2021-FL3 Class A, 5.285% (TSFR1M + 1.13%) due 7/15/2039	1,056,776	1,056,197
	GS Mortgage-Backed Securities Corp. Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2020-PJ2 Class B3, 3.546% due 7/25/2050	4,810,810	4,211,208
[b,c]	Series 2023-CCM1 Class A1, 6.65% due 8/25/2053	8,549,430	8,563,377
	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2023-PJ2 Class A4, 5.50% due 5/25/2053	3,156,295	3,167,314
[b,c]	Series 2024-RPL2 Class A1, 3.75% due 7/25/2061	4,480,757	4,367,773
[b,c]	Series 2024-RPL4 Class A1, 3.90% due 9/25/2061	3,635,001	3,546,196
	Harvest Commercial Capital Loan Trust, CMBS, Series 2024-1 Class A, 6.164% due 10/25/2056	13,731,211	14,070,288
[b,c]	HOMES Trust, Whole Loan Securities Trust CMO, Series 2024-NQM1 Class A1, 5.915% due 7/25/2069	3,604,138	3,638,080
[b,c]	Homeward Opportunities Fund I Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class A3, 3.196% due 5/25/2065	952,100	939,608
	Homeward Opportunities Fund Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2022-1 A Class A1, 5.082% due 7/25/2067	4,449,323	4,432,509
[b,c]	Series 2024-RRTL2 Class A1, 5.989% due 9/25/2039	9,700,000	9,736,277
[b,c]	Hudson Yards Mortgage Trust, CMBS, Series 2019-55HY Class A, 3.041% due 12/10/2041	5,870,000	5,497,240
	Imperial Fund Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-NQM3 Class A1, 1.595% due 11/25/2056	13,205,992	11,281,272
[b,c]	Series 2021-NQM4 Class A1, 2.091% due 1/25/2057	17,000,203	14,740,361
[b,c]	Series 2022-NQM1 Class A1, 2.493% due 2/25/2067	28,796,172	26,182,899
[b,c]	Series 2022-NQM2 Class A1, 3.638% due 3/25/2067	18,378,054	17,506,919
[b,c]	Series 2022-NQM4 Class A1, 4.767% due 6/25/2067	21,832,645	21,745,296
	JP Morgan Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2014-IVR3 Class B4, 6.375% due 9/25/2044	1,676,158	1,678,461
[b,c]	Series 2018-3 Class B2, 3.706% due 9/25/2048	2,116,545	1,930,043
[b,c]	Series 2018-6 Class B2, 3.896% due 12/25/2048	860,139	793,142
[b,c]	Series 2019-5 Class B3, 4.446% due 11/25/2049	7,106,093	6,735,776
[b,c]	Series 2019-HYB1 Class B3, 4.946% due 10/25/2049	5,027,237	5,017,289
[b,c]	Series 2019-INV2 Class B3A, 3.71% due 2/25/2050	8,549,747	7,605,314
[b,c]	Series 2021-LTV2 Class A1, 2.52% due 5/25/2052	29,724,538	24,517,373
[b,c]	Series 2022- LTV1 Class A1, 3.25% due 7/25/2052	11,163,581	9,892,959

120 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Limited Term Income Fund | September 30, 2025

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

[b,c]	Series 2022-2 Class A6A, 2.50% due 8/25/2052	$23,712,778	$21,855,278
[b,c]	Series 2022-DSC1 Class A1, 4.75% due 1/25/2063	7,150,223	7,118,536
[b,c]	Series 2025-CCM1 Class A4, 5.50% due 6/25/2055	14,177,544	14,329,497
[b,c]	LEX Mortgage Trust, CMBS, Series 2024-BBG Class A, 5.036% due 10/13/2033	3,740,000	3,764,691
[b]	Manhattan West Mortgage Trust, CMBS, Series 2020-1MW Class A, 2.13% due 9/10/2039	3,697,000	3,522,840
[c]	Merrill Lynch Mortgage Investors Trust, Whole Loan Securities Trust CMO, Series 2004-A4 Class M1, 5.123% due 8/25/2034	73,230	69,349
[b,c]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	564,537	560,065
	MFA Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2020-NQM2 Class A1, 1.381% due 4/25/2065	2,822,129	2,745,546
[b,c]	Series 2020-NQM3 Class A1, 1.014% due 1/26/2065	1,523,681	1,431,945
[b,c]	Series 2021-AEI1 Class A4, 2.50% due 8/25/2051	14,129,996	12,287,258
[b,c]	Series 2021-INV1 Class A1, 0.852% due 1/25/2056	1,213,513	1,156,008
[b,c]	Series 2021-INV2 Class A1, 1.906% due 11/25/2056	17,573,782	15,714,118
[b,c]	Series 2022-CHM1 Class A1, 4.875% due 9/25/2056	14,984,939	14,875,912
[b,c]	Series 2022-INV1 Class A3, 4.25% due 4/25/2066	4,995,000	4,655,080
[b,c]	Series 2022-NQM1 Class A3, 4.20% due 12/25/2066	13,129,000	12,032,123
[b,c]	Series 2022-NQM2 Class A1, 4.00% due 5/25/2067	4,923,814	4,986,844
[b,c]	Series 2024-RPL1 Class A1, 4.25% due 2/25/2066	8,787,040	8,548,161
[b,c]	Mill City Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2023-NQM1 Class A1, 6.05% due 10/25/2067	10,812,018	10,812,127
[b,c]	Mill City Securities Ltd., Whole Loan Securities Trust CMO, Series 2024-RS1 Class A1, 3.00% due 11/1/2069	5,011,639	4,763,963
	Morgan Stanley Bank of America Merrill Lynch Trust, CMBS, Series 2015-C22 Class A4, 3.306% due 4/15/2048	161,407	160,614
[b]	Morgan Stanley Capital I Trust, CMBS, Series 2024-BPR2 Class A, 7.291% due 5/5/2029	7,795,331	8,220,851
[c]	Morgan Stanley Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2024-RPL1 Class A1, 4.00% due 6/25/2064	13,613,548	13,319,552
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2017-2A Class A3, 4.00% due 3/25/2057	2,089,233	2,053,771
[b,c]	Series 2017-3A Class A1, 4.00% due 4/25/2057	2,510,179	2,426,808
[b,c]	Series 2017-4A Class A1, 4.00% due 5/25/2057	2,842,428	2,728,846
[b,c]	Series 2017-5A Class A1, 5.772% (TSFR1M + 1.61%) due 6/25/2057	179,991	182,211
[b,c]	Series 2017-6A Class A1, 4.00% due 8/27/2057	1,217,303	1,191,380
[b,c]	Series 2018-1A Class A1A, 4.00% due 12/25/2057	1,483,013	1,445,030
[b,c]	Series 2018-2A Class A1, 4.50% due 2/25/2058	2,449,127	2,415,673
[b,c]	Series 2018-RPL1 Class A1, 3.50% due 12/25/2057	1,520,303	1,482,834
[b,c]	Series 2022-NQM3 Class A1, 3.90% due 4/25/2062	32,824,740	31,091,753
[b,c]	Series 2024-RPL1 Class A, 3.80% due 1/25/2064	22,056,237	20,977,505
[b,c]	Series 2024-RTL1 Class A1, 6.664% due 3/25/2039	7,600,000	7,657,363
[b]	NYC Commercial Mortgage Trust, CMBS, Series 2021-909 Class A, 2.941% due 4/10/2043	4,900,000	4,235,945
[b,c]	NYMT Loan Trust, Whole Loan Securities Trust CMO, Series 2024-BPL2 Class A1, 6.509% due 5/25/2039	8,675,000	8,763,537
	OBX Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-NQM4 Class A1, 1.957% due 10/25/2061	21,491,853	18,198,354
[b,c]	Series 2024-NQM11 Class A1, 5.875% due 6/25/2064	3,385,216	3,412,263
[b]	One Bryant Park Trust, CMBS, Series 2019-OBP Class A, 2.516% due 9/15/2054	18,455,652	16,982,975
[b,c]	PRET Trust, Whole Loan Securities Trust CMO, Series 2024-RPL1 Class A1, 3.90% due 10/25/2063	3,090,195	2,989,424
	PRKCM Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-AFC1 Class A1, 1.51% due 8/25/2056	24,002,403	20,188,170
[b,c]	Series 2021-AFC2 Class A1, 2.071% due 11/25/2056	13,787,120	12,170,577
[b,c]	Series 2024-HOME1 Class A1, 6.431% due 5/25/2059	9,466,045	9,612,700
	PRPM LLC, Whole Loan Securities Trust CMO,
[b,c]	Series 2024-RPL2 Class A1, 3.50% due 5/25/2054	12,054,786	11,860,399
[b,c]	Series 2025-RPL3 Class A1, 3.25% due 4/25/2055	13,948,042	13,552,039
[b,c]	Series 2025-RPL4 Class A1, 3.00% due 5/25/2055	11,116,171	10,519,050
[b,c]	PRPM Trust, Whole Loan Securities Trust CMO, Series 2022-INV1 Class A1, 4.40% due 4/25/2067	25,646,257	25,356,683
[b,c]	Radian Mortgage Capital Trust, Whole Loan Securities Trust CMO, Series 2024-J2 Class A16, 5.50% due 3/25/2055	7,551,188	7,586,777
	RAMP Trust, Whole Loan Securities Trust CMO, Series 2003-SL1 Class A31, 7.125% due 4/25/2031	148,871	150,261
	Rate Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2022-J1 Class A9, 2.50% due 1/25/2052	42,561,465	37,889,940
[b,c]	Series 2024-J4 Class A5, 5.50% due 12/25/2054	16,896,393	16,960,600
[b,c]	RCKT Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class B3, 3.473% due 2/25/2050	2,874,201	2,577,375
[b]	ROCK Trust, CMBS, Series 2024-CNTR Class A, 5.388% due 11/13/2041	7,700,000	7,930,695
	Seasoned Loans Structured Transaction Trust, Whole Loan Securities Trust CMO,
	Series 2019-2 Class A1C, 2.75% due 9/25/2029	12,306,916	11,761,577
	Series 2019-3 Class A1C, 2.75% due 11/25/2029	1,973,879	1,884,024
	Series 2020-2 Class A1C, 2.00% due 9/25/2030	17,634,356	16,267,271
	Series 2020-2 Class A1D, 1.75% due 9/25/2030	28,280,445	25,891,927

See notes to financial statements.	Annual Financial Statements | 121

Schedule of Investments, Continued

Thornburg Limited Term Income Fund | September 30, 2025

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO,
[c]	Series 2013-6 Class B4, 3.524% due 5/25/2043	$716,584	$555,750
[c]	Series 2013-7 Class B4, 3.507% due 6/25/2043	408,200	316,746
[b,c]	Series 2023-3 Class A1, 6.00% due 9/25/2053	3,269,066	3,319,150
[b,c]	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 5.414% (TSFR1M + 1.26%) due 5/15/2038	10,872,000	10,779,617
	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2020-2 Class A1, 1.381% due 5/25/2065	6,347,465	5,846,537
[b,c]	Series 2020-2 Class A2, 1.587% due 5/25/2065	1,238,223	1,146,082
[b,c]	Series 2020-2 Class A3, 1.895% due 5/25/2065	422,743	394,180
[b,c]	Series 2021-2 Class A1, 1.737% due 12/25/2061	12,605,797	10,806,817
[b,c]	Shellpoint Asset Funding Trust, Whole Loan Securities Trust CMO, Series 2013-1 Class A1, 3.75% due 7/25/2043	686,211	656,844
[b,c]	SKY Trust, CMBS, Series 2025-LINE Class A, 6.739% (TSFR1M + 2.59%) due 4/15/2042	5,848,246	5,834,161
[b]	SLG Office Trust, CMBS, Series 2021-OVA Class A, 2.585% due 7/15/2041	13,752,000	12,215,565
	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2020-3 Class A1, 1.486% due 4/25/2065	1,716,589	1,666,060
[b,c]	Series 2021-5 Class A1, 1.92% due 9/25/2066	18,465,708	15,707,405
[c]	Structured Asset Securities Corp., Mortgage Pass-Through Certificates, Whole Loan Securities Trust CMO, Series 2003-9A Class 2A2,
	5.979% due 3/25/2033	201,545	204,749
	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2018-1 Class A1, 3.00% due 1/25/2058	82,429	81,678
[b,c]	Series 2018-2 Class A1, 3.25% due 3/25/2058	4,213,515	4,155,863
[b,c]	Series 2018-6 Class A1A, 3.75% due 3/25/2058	2,307,388	2,293,607
[b,c]	Series 2025-R1 Class A1, 4.00% due 11/27/2057	17,735,518	15,790,669
[b,c]	TRK Trust, Whole Loan Securities Trust CMO, Series 2022-INV2 Class A1, 4.35% due 6/25/2057	18,503,234	18,463,051
[b,c]	Verus Securitization Trust, Whole Loan Securities Trust CMO, Series 2021-R1 Class A1, 0.82% due 10/25/2063	2,294,497	2,205,835
[b,c]	Visio Trust, Whole Loan Securities Trust CMO, Series 2019-2 Class M1, 3.26% due 11/25/2054	1,415,000	1,374,704
	Vista Point Securitization Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2020-1 Class A3, 3.201% due 3/25/2065	2,801,123	2,788,085
[b,c]	Series 2020-2 Class A1, 1.475% due 4/25/2065	5,254,423	5,052,815
[b,c]	WB Commercial Mortgage Trust, CMBS, Series 2024-HQ Class A, 6.134% due 3/15/2040	4,050,000	4,056,560
[b,c]	WinWater Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2015-3 Class B4, 3.827% due 3/20/2045	830,880	775,075
	TOTAL MORTGAGE BACKED (Cost $2,417,824,448)		2,376,761,950

	ASSET BACKED SECURITIES — 14.3%
	AUTO RECEIVABLES — 3.8%
	ACM Auto Trust,
[b]	Series 2023-2A Class B, 9.85% due 6/20/2030	2,335,565	2,351,810
[b]	Series 2024-1A Class B, 11.40% due 1/21/2031	5,031,667	5,062,072
[b]	Series 2024-2A Class A, 6.06% due 2/20/2029	1,366,332	1,358,839
[b]	American Credit Acceptance Receivables Trust, Series 2023-1 Class C, 5.59% due 4/12/2029	398,006	398,156
[b]	Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A Class A, 6.46% due 4/17/2028	1,090,900	1,095,576
[b]	AutoNation Finance Trust, Series 2025-1A Class A2, 4.72% due 4/10/2028	6,374,474	6,391,037
	BOF URSA VI Funding Trust I,
[b]	Series 2023-CAR1 Class B, 6.029% due 10/27/2031	1,012,153	1,018,800
[b]	Series 2023-CAR2 Class A2, 5.542% due 10/27/2031	1,941,483	1,954,912
[b]	Series 2023-CAR2 Class B, 6.029% due 10/27/2031	2,634,819	2,651,167
[b]	BOF VII AL Funding Trust I, Series 2023-CAR3 Class A2, 6.291% due 7/26/2032	4,242,330	4,306,527
	Carvana Auto Receivables Trust,
[b]	Series 2020-N1A Class E, 5.20% due 7/15/2027	4,118,225	4,117,132
[b]	Series 2022-N1 Class A2, 3.21% due 12/11/2028	13,253,302	13,146,703
[b]	Series 2023-N4 Class A, 6.42% due 1/10/2028	4,199,196	4,210,774
	CPS Auto Receivables Trust,
[b]	Series 2022-A Class D, 2.84% due 4/16/2029	715,055	709,408
[b]	Series 2022-C Class C, 5.28% due 4/15/2030	410,549	410,571
[b]	Series 2023-D Class B, 6.78% due 3/15/2028	8,437,576	8,456,144
[b]	Series 2024-B Class B, 6.04% due 10/16/2028	4,470,000	4,498,956
[b]	Series 2024-C Class A, 5.88% due 2/15/2028	2,930,417	2,938,173
	Exeter Automobile Receivables Trust,
	Series 2022-2A Class D, 4.56% due 7/17/2028	13,556,838	13,557,905
	Series 2022-3A Class C, 5.30% due 9/15/2027	108,811	108,838
	Series 2022-4A Class D, 5.98% due 12/15/2028	1,676,626	1,690,098
	Series 2022-5A Class C, 6.51% due 12/15/2027	486,865	487,512

122 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Limited Term Income Fund | September 30, 2025

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	Series 2023-4A Class C, 6.51% due 8/15/2028	$4,682,698	$4,717,009
[b]	FHF Issuer Trust, Series 2024-3A Class A2, 4.94% due 11/15/2030	4,079,881	4,074,972
[b]	FHF Trust, Series 2023-1A Class A2, 6.57% due 6/15/2028	1,114,668	1,119,438
	Flagship Credit Auto Trust,
[b]	Series 2020-4 Class E, 3.84% due 7/17/2028	5,858,000	5,799,843
[b]	Series 2022-1 Class C, 3.06% due 3/15/2028	2,703,546	2,682,811
[b]	Series 2022-2 Class B, 4.76% due 5/17/2027	774,788	774,803
	GLS Auto Receivables Issuer Trust,
[b]	Series 2021-4A Class D, 2.48% due 10/15/2027	14,794,271	14,633,725
[b]	Series 2022-2A Class D, 6.15% due 4/17/2028	8,490,890	8,530,267
[b,c]	Kinetic Advantage Master Owner Trust, Series 2024-1A Class A, 7.022% (SOFR30A + 2.65%) due 11/15/2027	20,088,000	20,118,026
	Lendbuzz Securitization Trust,
[b]	Series 2022-1A Class A, 4.22% due 5/17/2027	1,512,903	1,510,947
[b]	Series 2023-2A Class A2, 7.09% due 10/16/2028	1,601,646	1,622,173
[b]	Series 2024-3A Class A2, 4.97% due 10/15/2029	5,224,908	5,217,089
[b]	Lobel Automobile Receivables Trust, Series 2023-2 Class B, 8.67% due 5/15/2029	7,037,492	7,102,361
[b]	OneMain Direct Auto Receivables Trust, Series 2022-1A Class A1, 4.65% due 3/14/2029	2,417,929	2,420,014
	Research-Driven Pagaya Motor Asset Trust,
[b]	Series 2023-3A Class A, 7.13% due 1/26/2032	6,557,831	6,566,283
[b]	Series 2023-4A Class A, 7.54% due 3/25/2032	6,650,490	6,678,970
[b]	Series 2025-5A Class A2, 4.575% due 6/26/2034	11,830,000	11,832,985
	SAFCO Auto Receivables Trust,
[b]	Series 2024-1A Class A, 6.51% due 3/20/2028	402,738	403,010
[b]	Series 2025-1A Class A, 5.46% due 9/10/2029	11,834,952	11,821,408
[b]	Santander Bank Auto Credit-Linked Notes, Series 2022-C Class F, 14.592% due 12/15/2032	5,182,627	5,322,432
	Santander Drive Auto Receivables Trust, Series 2022-7 Class B, 5.95% due 1/17/2028	2,359,083	2,365,407
	Tricolor Auto Securitization Trust,
[b]	Series 2023-1A Class D, 8.56% due 7/15/2027	597,859	554,431
[b]	Series 2024-2A Class A, 6.36% due 12/15/2027	1,303,957	1,260,060
[b]	Series 2024-3A Class A, 5.22% due 6/15/2028	1,355,586	1,249,382
	Veros Auto Receivables Trust,
[b]	Series 2024-1 Class A, 6.28% due 11/15/2027	2,788,391	2,795,071
[b]	Series 2025-1 Class A, 5.31% due 9/15/2028	8,966,035	8,972,289
	Westlake Automobile Receivables Trust,
[b]	Series 2022-2A Class C, 4.85% due 9/15/2027	858,530	858,384
[b]	Series 2022-2A Class D, 5.48% due 9/15/2027	9,520,000	9,556,164
			231,480,864
	CREDIT CARD — 0.5%
[b]	Brex Commercial Charge Card Master Trust, Series 2024-1 Class A1, 6.05% due 7/15/2027	8,627,000	8,680,436
[b]	Continental Finance Credit Card ABS Master Trust, Series 2024-A Class A, 5.78% due 12/15/2032	10,000,000	10,148,399
[b]	Mercury Financial Credit Card Master Trust, Series 2024-2A Class A, 6.56% due 7/20/2029	9,800,000	9,875,367
			28,704,202
	OTHER ASSET BACKED — 7.2%
[b]	AFG ABS I LLC, Series 2023-1 Class A2, 6.30% due 9/16/2030	684,443	684,999
[b]	AMCR ABS Trust, Series 2024-A Class A, 6.26% due 8/18/2031	2,843,077	2,852,210
	Aqua Finance Trust,
[b]	Series 2020-AA Class A, 1.90% due 7/17/2046	5,597,272	5,223,401
[b]	Series 2020-AA Class C, 3.97% due 7/17/2046	4,652,660	4,536,420
[b]	Series 2021-A Class A, 1.54% due 7/17/2046	4,964,470	4,586,505
[b]	Auxilior Term Funding LLC, Series 2023-1A Class A2, 6.18% due 12/15/2028	939,180	945,952
[b]	CFMT Issuer Trust, Series 2021-GRN1 Class A, 1.10% due 3/20/2041	750,745	742,859
[b]	ClickLease Equipment Receivables Trust, Series 2024-1 Class B, 7.34% due 2/15/2030	573,835	575,209
[b]	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C Class A, 6.05% due 1/20/2031	6,448,000	6,590,910
[b]	Crossroads Asset Trust, Series 2025-A Class A2, 4.91% due 2/20/2032	7,070,000	7,128,889
[b]	DailyPay Securitization Trust, Series 2025-1A Class A, 5.63% due 6/26/2028	10,075,000	10,148,938
[b]	DataBank Issuer LLC, Series 2024-1A Class A2, 5.30% due 1/26/2054	13,300,000	13,303,337
[b]	Dext ABS LLC, Series 2023-2 Class A2, 6.56% due 5/15/2034	1,277,681	1,286,854
[b]	Diamond Infrastructure Funding LLC, Series 2021-1A Class A, 1.76% due 4/15/2049	36,000,000	34,526,023
[b]	Diamond Issuer LLC, Series 2021-1A Class A, 2.305% due 11/20/2051	27,894,000	26,539,911
[a,b]	ECAF I Ltd., Series 2015-1A Class A2, 4.947% due 6/15/2040	1,481,704	1,337,238
[b]	EverBright Solar Trust, Series 2024-A Class A, 6.43% due 6/22/2054	8,147,242	8,025,390

See notes to financial statements.	Annual Financial Statements | 123

Schedule of Investments, Continued

Thornburg Limited Term Income Fund | September 30, 2025

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE
	Foundation Finance Trust,
[b]	Series 2019-1A Class B, 4.22% due 11/15/2034	$249,179	$248,919
[b]	Series 2021-1A Class A, 1.27% due 5/15/2041	7,693,755	7,256,155
[b]	Series 2021-2A Class A, 2.19% due 1/15/2042	5,253,322	5,014,020
	FREED ABS Trust,
[b]	Series 2022-1FP Class D, 3.35% due 3/19/2029	355,442	354,666
[b]	Series 2022-3FP Class D, 7.36% due 8/20/2029	4,386,492	4,391,558
[b]	Series 2022-4FP Class D, 7.40% due 12/18/2029	775,102	776,011
	Goldman Home Improvement Trust Issuer Trust,
[b]	Series 2021-GRN2 Class A, 1.15% due 6/25/2051	2,761,157	2,696,259
[b]	Series 2022-GRN1 Class A, 4.50% due 6/25/2052	1,973,778	1,973,583
[b]	Goodgreen Trust, Series 2021-1A Class A, 2.66% due 10/15/2056	14,305,027	11,791,660
	GoodLeap Sustainable Home Solutions Trust,
[b]	Series 2021-3CS Class A, 2.10% due 5/20/2048	12,589,440	9,622,386
[b]	Series 2021-4GS Class A, 1.93% due 7/20/2048	16,591,646	13,707,320
[b]	Series 2021-5CS Class A, 2.31% due 10/20/2048	6,904,845	5,858,867
[b,c]	Gracie Point International Funding LLC, Series 2023-2A Class A, 6.606% (SOFR90A + 2.25%) due 3/1/2027	1,519,512	1,523,234
	GreenSky Home Improvement Issuer Trust,
[b]	Series 2024-2 Class A2, 5.25% due 10/27/2059	1,928,978	1,935,392
[b]	Series 2025-2A Class A2, 4.93% due 6/25/2060	8,880,027	8,910,155
[b]	GreenSky Home Improvement Trust, Series 2024-1 Class A2, 5.88% due 6/25/2059	2,045,842	2,060,831
[b,c]	Harvest SBA Loan Trust, Series 2024-1 Class A, 6.687% (SOFR30A + 2.25%) due 12/25/2051	4,533,088	4,557,247
	HERO Funding Trust,
[b]	Series 2015-1A Class A, 3.84% due 9/21/2040	1,542,461	1,484,072
[b]	Series 2017-2A Class A1, 3.28% due 9/20/2048	329,062	304,290
	Hilton Grand Vacations Trust,
[b]	Series 2019-AA Class A, 2.34% due 7/25/2033	1,474,244	1,461,855
[b]	Series 2020-AA Class A, 2.74% due 2/25/2039	343,399	337,634
[b]	HIN Timeshare Trust, Series 2020-A Class A, 1.39% due 10/9/2039	1,600,929	1,558,414
[b]	InStar Leasing III LLC, Series 2021-1A Class A, 2.30% due 2/15/2054	8,240,533	7,600,583
	LendingPoint Pass-Through Trust,
[b]	Series 2022-ST1 Class A, 2.50% due 3/15/2028	76,710	76,612
[b]	Series 2022-ST3 Class A, 4.00% due 5/15/2028	413,035	412,838
[b]	LL ABS Trust, Series 2021-1A Class C, 3.54% due 5/15/2029	457,140	456,741
[b]	Loanpal Solar Loan Ltd., Series 2021-1GS Class A, 2.29% due 1/20/2048	18,233,792	15,329,126
	Marlette Funding Trust,
[b]	Series 2022-3A Class C, 6.89% due 11/15/2032	607,502	608,576
[b]	Series 2023-1A Class C, 7.20% due 4/15/2033	10,033,599	10,082,247
[b]	Series 2023-2A Class B, 6.54% due 6/15/2033	124,213	124,299
[b]	Series 2025-1A Class A, 4.75% due 7/16/2035	7,359,654	7,374,459
[b]	MMP Capital LLC, Series 2025-A Class A, 5.36% due 12/15/2031	3,649,514	3,672,588
[b]	Momnt Technologies Trust, Series 2023-1A Class A, 6.92% due 3/20/2045	965,236	985,042
	Mosaic Solar Loan Trust,
[b]	Series 2019-1A Class A, 4.37% due 12/21/2043	772,130	731,784
[b]	Series 2020-1A Class A, 2.10% due 4/20/2046	2,576,297	2,296,763
[b]	NMEF Funding LLC, Series 2025-B Class A2, 4.64% due 1/18/2033	5,200,000	5,222,147
	Oportun Issuance Trust,
[b]	Series 2021-C Class A, 2.18% due 10/8/2031	6,549,649	6,445,741
[b]	Series 2024-1A Class C, 7.421% due 4/8/2031	1,150,000	1,151,320
[b,c]	Pagaya AI Debt Grantor Trust, Series 2024-10 Class ABC, 5.628% due 6/15/2032	4,122,157	4,140,770
[b]	Pagaya AI Debt Selection Trust, Series 2021-HG1 Class A, 1.22% due 1/16/2029	33,289	33,237
	Pagaya AI Debt Trust,
[b]	Series 2023-5 Class C, 9.099% due 4/15/2031	5,901,775	5,923,801
[b]	Series 2023-6 Class C, 8.491% due 6/16/2031	2,045,237	2,048,290
[b]	Series 2024-1 Class A, 6.66% due 7/15/2031	738,044	741,732
[b]	Pawnee Equipment Receivables LLC, Series 2021-1 Class D, 2.75% due 7/15/2027	1,690,000	1,681,460
[b]	PowerPay Issuance Trust, Series 2024-1A Class A, 6.53% due 2/18/2039	4,089,224	4,186,965
	Prosper Marketplace Issuance Trust,
[b]	Series 2023-1A Class C, 8.29% due 7/16/2029	7,598,325	7,642,885
[b]	Series 2024-1A Class A, 6.12% due 8/15/2029	132,979	133,049
[b]	RCKT Trust, Series 2025-1A Class A, 4.90% due 7/25/2034	2,586,952	2,601,429

124 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Limited Term Income Fund | September 30, 2025

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	Reach ABS Trust,
[b]	Series 2023-1A Class B, 7.33% due 2/18/2031	$230,890	$231,413
[b]	Series 2024-2A Class A, 5.88% due 7/15/2031	2,398,618	2,412,545
[b]	Series 2025-1A Class A, 4.96% due 8/16/2032	8,332,668	8,357,183
[b]	Series 2025-2A Class A, 4.93% due 8/18/2032	6,055,393	6,077,996
[b]	Republic Finance Issuance Trust, Series 2021-A Class A, 2.30% due 12/22/2031	1,351,412	1,348,063
[b]	Retained Vantage Data Centers Issuer LLC, Series 2023-1A Class A2A, 5.00% due 9/15/2048	12,300,000	12,301,144
[b]	Service Experts Issuer LLC, Series 2021-1A Class A, 2.67% due 2/2/2032	5,969,176	5,856,731
[b]	SoFi Consumer Loan Program Trust, Series 2025-2 Class A, 4.82% due 6/25/2034	2,791,140	2,805,757
[b]	SpringCastle America Funding LLC, Series 2020-AA Class A, 1.97% due 9/25/2037	9,343,978	8,893,271
[b]	SPS Servicer Advance Receivables Trust, Series 2020-T2 Class A, 1.83% due 11/15/2055	12,915,000	12,883,454
[b]	Stack Infrastructure Issuer LLC, Series 2021-1A Class A2, 1.877% due 3/26/2046	7,500,000	7,392,986
[b]	Sunbit Asset Securitization Trust, Series 2025-1 Class A, 5.36% due 7/15/2030	5,500,000	5,523,607
[b]	Sunnova Hestia I Issuer LLC, Series 2023-GRID1 Class 1A, 5.75% due 12/20/2050	8,666,068	8,905,731
[b]	Sunnova Hestia II Issuer LLC, Series 2024-GRID1 Class 1A, 5.63% due 7/20/2051	8,824,904	9,128,563
[b]	Tesla Sustainable Energy Trust, Series 2024-1A Class A2, 5.08% due 6/21/2050	7,354,464	7,449,340
	Upgrade Master Pass-Thru Trust,
[b]	Series 2025-ST4 Class A, 5.495% due 8/16/2032	5,023,228	5,025,686
[b]	Series 2025-ST5 Class A, 4.794% due 9/15/2032	5,342,862	5,356,167
[b]	Upgrade Receivables Trust, Series 2024-1A Class A, 5.37% due 2/18/2031	1,928,412	1,931,606
	Upstart Pass-Through Trust,
[b]	Series 2021-ST4 Class A, 2.00% due 7/20/2027	47,496	47,375
[b]	Series 2021-ST5 Class A, 2.00% due 7/20/2027	70,650	70,449
	Upstart Securitization Trust,
[b]	Series 2022-1 Class B, 4.48% due 3/20/2032	1,510,535	1,509,381
[b]	Series 2023-2 Class B, 7.92% due 6/20/2033	2,710,923	2,734,722
[b]	Series 2023-3 Class A, 6.90% due 10/20/2033	1,504,182	1,510,509
[b]	Series 2024-1 Class A, 5.33% due 11/20/2034	2,993,217	3,002,016
[b]	Series 2025-1 Class A, 5.45% due 4/20/2035	5,864,943	5,890,790
[b]	Series 2025-2 Class A2, 5.22% due 6/20/2035	7,300,000	7,343,806
[b]	Upstart Structured Pass-Through Trust, Series 2022-4A Class B, 8.54% due 11/15/2030	1,019,678	1,022,554
			443,576,902
	STUDENT LOAN — 2.8%
[b]	Ascent Education Funding Trust, Series 2024-A Class A, 6.14% due 10/25/2050	7,427,844	7,615,359
	College Ave Student Loans LLC,
[b,c]	Series 2021-A Class A1, 5.537% (TSFR1M + 1.21%) due 7/25/2051	5,452,594	5,476,095
[b]	Series 2021-A Class A2, 1.60% due 7/25/2051	1,260,924	1,149,406
[b,c]	Series 2021-C Class A1, 5.172% (TSFR1M + 1.01%) due 7/26/2055	9,899,242	9,867,497
	Commonbond Student Loan Trust,
[b]	Series 18-CGS Class A1, 3.87% due 2/25/2046	1,021,119	991,628
[b]	Series 2020-1 Class A, 1.69% due 10/25/2051	6,898,001	6,345,116
[b]	Series 2021-AGS Class A, 1.20% due 3/25/2052	7,860,265	6,701,167
[b]	Series 2021-BGS Class A, 1.17% due 9/25/2051	7,106,643	6,614,180
	MPOWER Education Trust,
[b]	Series 2024-A Class A, 6.78% due 7/22/2041	6,358,786	6,648,570
[b]	Series 2025-A Class A, 6.62% due 7/21/2042	9,178,844	9,272,327
	Navient Private Education Refi Loan Trust,
[b,c]	Series 2019-D Class A2B, 5.315% (TSFR1M + 1.16%) due 12/15/2059	4,761,582	4,760,167
[b]	Series 2021-A Class A, 0.84% due 5/15/2069	1,839,829	1,684,524
[b]	Series 2022-BA Class A, 4.16% due 10/15/2070	14,868,440	14,622,806
	Navient Student Loan Trust,
[c]	Series 2014-1 Class A3, 4.981% (SOFR30A + 0.62%) due 6/25/2031	2,598,194	2,568,689
[b,c]	Series 2019-BA Class A2B, 5.245% (TSFR1M + 1.09%) due 12/15/2059	597,179	596,252
	Nelnet Student Loan Trust,
[b,c]	Series 2013-1A Class A, 5.071% (SOFR30A + 0.71%) due 6/25/2041	1,643,149	1,614,165
[b,c]	Series 2015-2A Class A2, 5.071% (SOFR30A + 0.71%) due 9/25/2042	12,564,831	12,268,391
[b,c]	Series 2015-3A Class A2, 5.071% (SOFR30A + 0.71%) due 2/27/2051	456,867	455,981
[b,c]	Series 2021-CA Class AFL, 4.99% (TSFR1M + 0.85%) due 4/20/2062	6,541,069	6,520,404
[b]	Series 2021-CA Class AFX, 1.32% due 4/20/2062	4,939,518	4,666,947
[b,c]	Series 2021-DA Class AFL, 4.94% (TSFR1M + 0.80%) due 4/20/2062	9,243,932	9,205,104
[a,b,c]	Prodigy Finance DAC, Series 2021-1A Class A, 5.522% (TSFR1M + 1.36%) due 7/25/2051	873,102	877,998

See notes to financial statements.	Annual Financial Statements | 125

Schedule of Investments, Continued

Thornburg Limited Term Income Fund | September 30, 2025

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	SLM Student Loan Trust,
[c]	Series 2011-2 Class A2, 5.671% (SOFR30A + 1.31%) due 10/25/2034	$4,689,866	$4,720,852
[c]	Series 2013-6 Class A3, 5.121% (SOFR30A + 0.76%) due 6/26/2028	16,646,251	16,606,031
	SMB Private Education Loan Trust,
[b,c]	Series 2017-B Class A2B, 5.015% (TSFR1M + 0.86%) due 10/15/2035	131,152	131,013
[b]	Series 2020-PTB Class A2A, 1.60% due 9/15/2054	1,606,367	1,520,145
[b,c]	Series 2021-D Class A1B, 4.865% (TSFR1M + 0.71%) due 3/17/2053	4,026,757	3,990,026
[b,c]	Series 2021-E Class A1B, 4.895% (TSFR1M + 0.74%) due 2/15/2051	11,788,034	11,684,210
[b,c]	SoFi Alternative Trust, Series 2019-C Class PT, 6.353% due 1/25/2045	9,746,853	9,667,035
[b,c]	Towd Point Asset Trust, Series 2021-SL1 Class A2, 4.95% (TSFR1M + 0.81%) due 11/20/2061	2,084,512	2,082,323
			170,924,408
	TOTAL ASSET BACKED SECURITIES (Cost $888,302,505)		874,686,376

	CORPORATE BONDS — 33.1%

	AUTOMOBILES & COMPONENTS — 0.8%
	Automobiles — 0.8%
	American Honda Finance Corp.,
	4.25% due 9/1/2028	9,883,000	9,905,830
[c]	4.806% (SOFR + 0.62%) due 12/11/2026	13,942,000	13,953,293
	Hyundai Capital America,
[b]	1.80% due 10/15/2025	3,353,000	3,349,446
[b]	3.00% due 2/10/2027	1,455,000	1,429,625
[b]	4.85% due 3/25/2027	5,000,000	5,040,200
[b]	5.30% due 3/19/2027	2,000,000	2,027,580
[b]	5.45% due 6/24/2026	4,100,000	4,128,946
	Volkswagen Group of America Finance LLC,
[b]	4.45% due 9/11/2027	2,143,000	2,148,272
[b]	5.05% due 3/27/2028	7,926,000	8,033,714
			50,016,906
	BANKS — 0.5%
	Banks — 0.5%
[a,b,c]	DNB Bank ASA, 5.896% (SOFRINDX + 1.95%) due 10/9/2026	7,500,000	7,501,875
[c]	Morgan Stanley Bank NA, 5.016% (SOFR + 0.91%) due 1/12/2029	3,740,000	3,808,105
[a,b,c]	NBK SPC Ltd., 1.625% (SOFR + 1.05%) due 9/15/2027	13,033,000	12,671,465
	Santander Holdings USA, Inc., 3.244% due 10/5/2026	4,023,000	3,984,339
[c]	Wells Fargo & Co., 4.808% (SOFR + 1.98%) due 7/25/2028	3,448,000	3,489,445
			31,455,229
	CAPITAL GOODS — 0.2%
	Aerospace & Defense — 0.1%
	Northrop Grumman Systems Corp., 7.875% due 3/1/2026	2,989,000	3,022,178
	Machinery — 0.1%
	Regal Rexnord Corp., 6.05% due 2/15/2026	7,849,000	7,883,536
			10,905,714
	COMMERCIAL & PROFESSIONAL SERVICES — 0.7%
	Commercial Services & Supplies — 0.7%
	Element Fleet Management Corp.,
[a,b]	5.643% due 3/13/2027	4,400,000	4,482,412
[a,b]	6.271% due 6/26/2026	11,400,000	11,538,966
[a,b]	6.319% due 12/4/2028	3,422,000	3,623,385
	Quanta Services, Inc., 4.75% due 8/9/2027	3,500,000	3,539,865
[b]	Rentokil Terminix Funding LLC, 5.00% due 4/28/2030	9,120,000	9,298,478
	UL Solutions, Inc., 6.50% due 10/20/2028	12,800,000	13,460,608
			45,943,714
	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 0.1%
	Specialty Retail — 0.1%
	Ferguson Enterprises, Inc., 4.35% due 3/15/2031	7,500,000	7,454,550
			7,454,550

126 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Limited Term Income Fund | September 30, 2025

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	CONSUMER SERVICES — 0.1%
	Hotels, Restaurants & Leisure — 0.1%
[b]	Sodexo, Inc., Series 2023-2 Class B, 5.15% due 8/15/2030	$4,000,000	$4,092,400
			4,092,400
	ENERGY — 2.2%
	Oil, Gas & Consumable Fuels — 2.2%
[b]	Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15% due 8/15/2026	9,092,000	9,075,634
[b]	El Paso Natural Gas Co. LLC, 3.50% due 2/15/2032	4,068,000	3,749,069
[b]	Energy Transfer LP, 5.625% due 5/1/2027	3,741,000	3,741,823
	Galaxy Pipeline Assets Bidco Ltd.,
[a,b]	1.75% due 9/30/2027	6,636,858	6,471,070
[a,b]	2.16% due 3/31/2034	17,584,629	15,982,141
[a,b,d,e]	Gazprom PJSC via Gaz Finance plc, 3.50% due 7/14/2031	32,475,000	20,910,328
[b]	Gray Oak Pipeline LLC, 3.45% due 10/15/2027	12,955,000	12,768,448
[a,b]	Greensaif Pipelines Bidco SARL, 5.853% due 2/23/2036	4,160,000	4,368,291
[b]	Midwest Connector Capital Co. LLC, 4.625% due 4/1/2029	13,090,000	13,151,654
	Plains All American Pipeline LP/PAA Finance Corp., 4.65% due 10/15/2025	2,384,000	2,384,000
[a,b]	SA Global Sukuk Ltd., 4.25% due 10/2/2029	24,040,000	23,937,349
	South Bow USA Infrastructure Holdings LLC, 4.911% due 9/1/2027	2,000,000	2,017,500
[a,b]	TMS Issuer SARL, 5.78% due 8/23/2032	10,700,000	11,207,608
[b]	Whistler Pipeline LLC, 5.40% due 9/30/2029	6,985,000	7,189,870
			136,954,785
	EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.5%
	Diversified REITs — 1.5%
	American Tower Corp., 4.90% due 3/15/2030	3,235,000	3,298,794
[b]	American Tower Trust #1, 3.652% due 3/15/2048	8,015,000	7,878,662
	Crown Castle, Inc.,
	2.90% due 3/15/2027	2,750,000	2,697,035
	4.90% due 9/1/2029	6,181,000	6,271,490
[b]	4.67% due 10/21/2025	8,617,000	8,595,027
	Digital Realty Trust LP, 5.55% due 1/15/2028	434,000	446,668
	Realty Income Corp., 5.05% due 1/13/2026	6,146,000	6,147,168
	SBA Tower Trust,
[b]	1.631% due 5/15/2051	26,585,000	25,808,784
[b]	1.84% due 4/15/2027	8,140,000	7,774,759
[b]	4.831% due 10/15/2029	6,480,000	6,521,856
[b]	6.599% due 11/15/2052	7,950,000	8,162,910
	Vornado Realty LP, 2.15% due 6/1/2026	6,893,000	6,772,304
			90,375,457
	FINANCIAL SERVICES — 4.8%
	Capital Markets — 2.2%
[a,b]	Abu Dhabi Developmental Holding Co. PJSC, 5.375% due 5/8/2029	15,500,000	16,113,955
	Blue Owl Credit Income Corp., 3.125% due 9/23/2026	19,056,000	18,779,307
	Blue Owl Technology Finance Corp.,
[b]	3.75% due 6/17/2026	12,276,000	12,164,534
[b]	4.75% due 12/15/2025	25,494,000	25,424,401
[a]	Brookfield Asset Management Ltd., 5.795% due 4/24/2035	5,250,000	5,491,815
	Hercules Capital, Inc.,
	2.625% due 9/16/2026	14,120,000	13,871,065
	3.375% due 1/20/2027	7,458,000	7,319,654
	LPL Holdings, Inc.,
	4.90% due 4/3/2028	9,457,000	9,560,081
	5.15% due 6/15/2030	6,885,000	7,013,199
	Main Street Capital Corp.,
	3.00% due 7/14/2026	14,195,000	14,009,471
	5.40% due 8/15/2028	4,500,000	4,518,585
	6.50% due 6/4/2027	3,000,000	3,066,900
	Commercial Services & Supplies — 0.2%
[a,b]	Transurban Finance Co. Pty. Ltd., 4.924% due 3/24/2036	14,225,000	14,134,387

See notes to financial statements.	Annual Financial Statements | 127

Schedule of Investments, Continued

Thornburg Limited Term Income Fund | September 30, 2025

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	Consumer Finance — 0.1%
[c]	U.S. Bank NA, 4.73% (SOFR + 0.91%) due 5/15/2028	$6,750,000	$6,811,492
	Financial Services — 2.2%
	Antares Holdings LP,
[b]	2.75% due 1/15/2027	7,360,000	7,144,058
[b]	3.95% due 7/15/2026	14,391,000	14,291,127
[c]	Bank of America Corp., 4.948% (SOFR + 2.04%) due 7/22/2028	6,007,000	6,093,140
[a,c]	Barclays plc, 4.476% (SOFR + 1.08%) due 11/11/2029	7,000,000	7,012,040
[a,b,c]	BNP Paribas SA, 2.591% (SOFR + 1.23%) due 1/20/2028	3,650,000	3,570,868
	Citigroup, Inc.,
[c]	1.122% (SOFR + 0.77%) due 1/28/2027	1,332,000	1,318,267
[c]	1.462% (SOFR + 0.77%) due 6/9/2027	7,328,000	7,188,402
	3.40% due 5/1/2026	2,425,000	2,414,742
[c]	4.952% (SOFR + 1.46%) due 5/7/2031	5,912,000	6,022,673
[c]	Series 2025-1A Class A, 4.643% (SOFR + 1.14%) due 5/7/2028	4,625,000	4,655,895
[a,c]	Deutsche Bank AG, 2.552% (SOFR + 1.32%) due 1/7/2028	4,940,000	4,831,468
	Goldman Sachs Group, Inc.,
[c]	4.937% (SOFR + 1.32%) due 4/23/2028	1,800,000	1,821,168
[c]	5.005% (SOFR + 0.82%) due 9/10/2027	10,881,000	10,907,550
	HSBC Holdings plc,
[a,c]	4.583% (TSFR3M + 1.80%) due 6/19/2029	3,000,000	3,020,460
[a,c]	5.286% (SOFR + 1.29%) due 11/19/2030	6,100,000	6,294,956
[a,c]	5.887% (SOFR + 1.57%) due 8/14/2027	6,500,000	6,586,775
	JPMorgan Chase & Co.,
[c]	1.04% (TSFR3M + 0.70%) due 2/4/2027	4,690,000	4,637,941
[c]	3.54% (TSFR3M + 1.64%) due 5/1/2028	3,040,000	3,012,731
[a,c]	Mitsubishi UFJ Financial Group, Inc., 5.017% (H15T1Y + 1.95%) due 7/20/2028	3,285,000	3,334,636
[c]	Morgan Stanley, Series . 4.994% (SOFR + 1.38%) due 4/12/2029	3,788,000	3,861,866
[a,b,c]	Societe Generale SA, 6.446% (H15T1Y + 2.55%) due 1/10/2029	4,933,000	5,135,105
[a]	Sumitomo Mitsui Financial Group, Inc., 3.04% due 7/16/2029	11,650,000	11,142,293
[a,b,c]	UBS Group AG, 1.494% (H15T1Y + 0.85%) due 8/10/2027	7,121,000	6,951,591
	Mortgage Real Estate Investment Trusts — 0.1%
[b]	Lineage OP LP, 5.25% due 7/15/2030	3,450,000	3,495,816
			293,024,414
	FOOD, BEVERAGE & TOBACCO — 1.6%
	Beverages — 0.7%
[a,b]	Becle SAB de CV, 2.50% due 10/14/2031	28,038,000	24,181,653
	Huntington Ingalls Industries, Inc., 3.483% due 12/1/2027	2,640,000	2,598,288
	Keurig Dr. Pepper, Inc.,
	4.35% due 5/15/2028	5,750,000	5,749,770
	4.60% due 5/15/2030	8,757,000	8,764,006
	Food Products — 0.4%
	Flowers Foods, Inc., 5.75% due 3/15/2035	15,293,000	15,571,180
[b]	Mars, Inc., 4.80% due 3/1/2030	12,829,000	13,071,981
	Tobacco — 0.5%
	BAT Capital Corp.,
	3.215% due 9/6/2026	4,632,000	4,595,361
	4.625% due 3/22/2033	1,800,000	1,781,280
	Imperial Brands Finance plc,
[a,b]	3.50% due 7/26/2026	230,000	228,300
[a,b]	4.50% due 6/30/2028	5,000,000	5,034,100
[a,b]	5.50% due 2/1/2030	16,500,000	17,116,440
			98,692,359
	HEALTH CARE EQUIPMENT & SERVICES — 0.8%
	Health Care Equipment & Supplies — 0.2%
[a,b]	Olympus Corp., 2.143% due 12/8/2026	14,061,000	13,709,335
	Health Care Providers & Services — 0.6%
	Centene Corp., 4.625% due 12/15/2029	4,906,000	4,758,280
[b]	Highmark, Inc., 1.45% due 5/10/2026	20,542,000	20,144,718
	Laboratory Corp. of America Holdings,

128 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Limited Term Income Fund | September 30, 2025

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	1.55% due 6/1/2026	$4,855,000	$4,770,474
	4.55% due 4/1/2032	5,640,000	5,606,273
			48,989,080
	INSURANCE — 7.3%
	Insurance — 7.3%
[b]	American National Group, Inc., 6.144% due 6/13/2032	25,662,000	26,864,521
[a,b]	Ascot Group Ltd., 4.25% due 12/15/2030	12,308,000	11,214,680
	Brighthouse Financial Global Funding,
[b]	1.55% due 5/24/2026	7,538,000	7,392,592
[b]	2.00% due 6/28/2028	13,751,000	12,801,494
	Brown & Brown, Inc.,
	4.70% due 6/23/2028	4,825,000	4,873,877
	5.65% due 6/11/2034	2,669,000	2,768,500
	CNO Global Funding,
[b]	1.75% due 10/7/2026	9,414,000	9,186,558
[b]	4.375% due 9/8/2028	2,650,000	2,654,558
[b]	4.875% due 12/10/2027	6,850,000	6,945,832
[a]	Enstar Group Ltd., 3.10% due 9/1/2031	7,139,000	6,381,409
[b]	Equitable America Global Funding, 4.95% due 6/9/2030	3,800,000	3,876,228
	Equitable Financial Life Global Funding,
[b]	1.00% due 1/9/2026	8,665,000	8,585,802
[b]	1.40% due 8/27/2027	4,433,000	4,215,162
[b]	1.80% due 3/8/2028	6,800,000	6,419,812
[b]	5.00% due 3/27/2030	2,047,000	2,096,804
	F&G Global Funding,
[b]	1.75% due 6/30/2026	16,912,000	16,577,312
[b]	2.00% due 9/20/2028	2,475,000	2,298,656
[b]	2.30% due 4/11/2027	11,752,000	11,405,316
[b]	5.875% due 1/16/2030	4,320,000	4,483,512
[a,b]	Fidelis Insurance Holdings Ltd., 4.875% due 6/30/2030	17,031,000	17,048,883
	Fidelity National Financial, Inc., 2.45% due 3/15/2031	12,517,000	11,091,063
	First American Financial Corp.,
	2.40% due 8/15/2031	2,261,000	1,970,009
	4.00% due 5/15/2030	4,316,000	4,174,392
[b,f]	Fortitude Global Funding, 4.625% due 10/6/2028	4,386,000	4,388,807
[b]	Fortitude Group Holdings LLC, 6.25% due 4/1/2030	6,453,000	6,700,085
	GA Global Funding Trust,
[b]	1.625% due 1/15/2026	1,940,000	1,923,762
[b]	2.25% due 1/6/2027	6,479,000	6,319,228
[b]	4.50% due 9/18/2030	3,500,000	3,475,920
[b]	Global Atlantic Fin Co., 4.40% due 10/15/2029	5,200,000	5,126,940
	Horace Mann Educators Corp.,
	4.50% due 12/1/2025	8,631,000	8,624,786
	4.70% due 10/1/2030	11,381,000	11,270,035
	7.25% due 9/15/2028	2,952,000	3,167,289
	Jackson National Life Global Funding,
[b]	5.25% due 4/12/2028	8,153,000	8,323,724
[b]	5.50% due 1/9/2026	12,660,000	12,693,422
[b]	Lincoln Financial Global Funding, 4.625% due 5/28/2028	6,838,000	6,912,671
[b]	Lincoln National Corp., 2.33% due 8/15/2030	8,485,000	7,674,598
	Mercury General Corp., 4.40% due 3/15/2027	2,901,000	2,888,642
	Mutual of Omaha Cos Global Funding,
[b]	5.35% due 4/9/2027	13,420,000	13,647,737
[b]	5.45% due 12/12/2028	7,740,000	8,003,237
[b,c]	New York Life Global Funding, 4.674% (SOFR + 0.48%) due 6/9/2026	22,760,000	22,787,312
[b]	NLG Global Funding, 5.40% due 1/23/2030	17,659,000	18,308,322
[b,c]	Pacific Life Global Funding II, 4.823% (SOFR + 0.62%) due 6/4/2026	10,530,000	10,546,637
[b]	Protective Life Corp., 3.40% due 1/15/2030	6,698,000	6,411,862
	Reliance Standard Life Global Funding II,
[b]	1.512% due 9/28/2026	10,762,000	10,475,623
[b]	5.243% due 2/2/2026	17,412,000	17,440,033

See notes to financial statements.	Annual Financial Statements | 129

Schedule of Investments, Continued

Thornburg Limited Term Income Fund | September 30, 2025

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	RGA Global Funding,
[b]	2.70% due 1/18/2029	$4,515,000	$4,280,852
[b]	5.448% due 5/24/2029	6,000,000	6,226,980
[b]	5.50% due 1/11/2031	4,148,000	4,329,600
[b]	Sammons Financial Group, Inc., 4.45% due 5/12/2027	7,950,000	7,942,130
	Stewart Information Services Corp., 3.60% due 11/15/2031	22,401,000	20,055,839
[b]	Western-Southern Global Funding, 4.90% due 5/1/2030	14,075,000	14,396,755
	Willis North America, Inc., 4.65% due 6/15/2027	4,541,000	4,575,103
			444,244,903
	MATERIALS — 1.0%
	Chemicals — 0.3%
[a,b]	Ma’aden Sukuk Ltd., 5.25% due 2/13/2030	17,475,000	18,048,704
	Containers & Packaging — 0.6%
	Amcor Flexibles North America, Inc., 5.10% due 3/17/2030	4,935,000	5,050,035
[b]	Berry Global, Inc., 4.875% due 7/15/2026	1,928,000	1,927,904
[b]	Graphic Packaging International LLC, 1.512% due 4/15/2026	7,623,000	7,497,297
[b]	Sealed Air Corp., 1.573% due 10/15/2026	7,376,000	7,147,639
[b]	Silgan Holdings, Inc., 1.40% due 4/1/2026	15,334,000	15,066,728
	Metals & Mining — 0.1%
[a,b,d,e]	Metalloinvest Finance DAC, 3.375% due 10/22/2028	12,700,000	6,411,976
[a,b]	POSCO, 5.625% due 1/17/2026	2,400,000	2,408,304
			63,558,587
	MEDIA & ENTERTAINMENT — 0.2%
	Media — 0.2%
	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.65% due 2/1/2034	11,306,000	12,088,827
			12,088,827
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.4%
	Biotechnology — 0.2%
	Bio-Rad Laboratories, Inc., 3.30% due 3/15/2027	2,320,000	2,287,961
	Illumina, Inc.,
	4.65% due 9/9/2026	2,634,000	2,645,905
	5.80% due 12/12/2025	5,600,000	5,607,392
	Pharmaceuticals — 0.2%
[b]	Bayer U.S. Finance II LLC, 4.25% due 12/15/2025	1,750,000	1,748,215
	Viatris, Inc., 2.30% due 6/22/2027	9,885,000	9,511,644
			21,801,117
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.5%
	Semiconductors & Semiconductor Equipment — 0.5%
[b]	Qorvo, Inc., 3.375% due 4/1/2031	14,210,000	13,065,811
[a,b]	SK Hynix, Inc., 1.50% due 1/19/2026	10,200,000	10,110,342
	Skyworks Solutions, Inc., 1.80% due 6/1/2026	6,434,000	6,326,359
			29,502,512
	SOFTWARE & SERVICES — 2.0%
	Information Technology Services — 1.1%
	Block Financial LLC, 2.50% due 7/15/2028	10,392,000	9,855,981
	Booz Allen Hamilton, Inc.,
[b]	3.875% due 9/1/2028	6,840,000	6,706,141
	5.95% due 4/15/2035	4,931,000	5,142,836
	DXC Technology Co., 2.375% due 9/15/2028	18,253,000	17,194,691
[a]	Genpact Luxembourg SARL/Genpact USA, Inc., 1.75% due 4/10/2026	5,335,000	5,257,109
	Global Payments, Inc., 1.20% due 3/1/2026	3,534,000	3,486,927
	Kyndryl Holdings, Inc., 2.05% due 10/15/2026	7,614,000	7,435,452
[b]	Wipro IT Services LLC, 1.50% due 6/23/2026	10,647,000	10,428,204
	Internet Software & Services — 0.4%
	Prosus NV,
[a,b]	3.061% due 7/13/2031	7,816,000	7,091,691
[a,b]	3.257% due 1/19/2027	6,400,000	6,305,536
[a,b]	4.193% due 1/19/2032	13,254,000	12,700,646

130 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Limited Term Income Fund | September 30, 2025

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	Software — 0.5%
[b]	MSCI, Inc., 4.00% due 11/15/2029	$6,850,000	$6,696,902
[a,b]	Open Text Corp., 6.90% due 12/1/2027	17,723,000	18,444,503
	Paychex, Inc., 5.35% due 4/15/2032	3,503,000	3,634,363
			120,380,982
	TECHNOLOGY HARDWARE & EQUIPMENT — 1.3%
	Communications Equipment — 0.1%
	Motorola Solutions, Inc., 4.85% due 8/15/2030	4,864,000	4,956,805
	Electronic Equipment, Instruments & Components — 1.0%
	Avnet, Inc., 6.25% due 3/15/2028	3,938,000	4,095,914
	CDW LLC/CDW Finance Corp.,
	3.25% due 2/15/2029	9,124,000	8,738,967
	4.25% due 4/1/2028	11,275,000	11,209,943
[b]	Molex Electronic Technologies LLC, 4.75% due 4/30/2028	3,823,000	3,859,471
	TD SYNNEX Corp., 1.75% due 8/9/2026	27,306,000	26,699,807
	Vontier Corp., 1.80% due 4/1/2026	5,272,000	5,199,985
	Technology Hardware, Storage & Peripherals — 0.2%
	Dell International LLC/EMC Corp., 6.02% due 6/15/2026	1,348,000	1,358,056
	Hewlett Packard Enterprise Co., 4.15% due 9/15/2028	5,406,000	5,399,351
	NetApp, Inc., 5.50% due 3/17/2032	6,433,000	6,687,940
			78,206,239
	TELECOMMUNICATION SERVICES — 0.4%
	Diversified Telecommunication Services — 0.3%
[a,b]	NBN Co. Ltd., 1.45% due 5/5/2026	20,000,000	19,674,200
	Wireless Telecommunication Services — 0.1%
	T-Mobile USA, Inc.,
	2.25% due 2/15/2026	4,275,000	4,241,356
	5.125% due 5/15/2032	2,791,000	2,871,436
			26,786,992
	UTILITIES — 6.7%
	Electric Utilities — 6.0%
	AEP Texas, Inc.,
	5.40% due 6/1/2033	4,350,000	4,472,322
	5.70% due 5/15/2034	2,000,000	2,081,580
	Series I, 2.10% due 7/1/2030	8,375,000	7,551,068
	AES Corp., 1.375% due 1/15/2026	9,335,000	9,247,251
[b]	Alliant Energy Finance LLC, 1.40% due 3/15/2026	5,240,000	5,162,605
	Appalachian Power Co., Series AA, 2.70% due 4/1/2031	2,250,000	2,049,188
	Arizona Public Service Co., 5.70% due 8/15/2034	4,517,000	4,734,448
	Black Hills Corp.,
	2.50% due 6/15/2030	5,490,000	5,051,788
[f]	4.55% due 1/31/2031	2,599,000	2,600,741
[b]	Caledonia Generating LLC, 1.95% due 2/28/2034	14,745,008	13,105,552
	CenterPoint Energy, Inc., 5.40% due 6/1/2029	11,148,000	11,536,842
	Comision Federal de Electricidad,
[a,b]	3.348% due 2/9/2031	8,740,000	7,882,169
[a]	5.00% due 9/29/2036	15,674,400	14,566,533
[b]	Dayton Power & Light Co., 4.55% due 8/15/2030	9,863,000	9,841,301
	Dominion Energy, Inc.,
	4.60% due 5/15/2028	3,700,000	3,737,666
	Series B, 3.60% due 3/15/2027	8,076,000	8,015,430
	DTE Energy Co.,
	4.875% due 6/1/2028	3,477,000	3,537,361
	5.05% due 10/1/2035	3,800,000	3,778,150
	5.20% due 4/1/2030	3,508,000	3,615,345
	5.85% due 6/1/2034	2,636,000	2,803,254
	Duke Energy Corp., 4.95% due 9/15/2035	8,500,000	8,443,815
	Electricite de France SA,
[a,b]	5.65% due 4/22/2029	9,878,000	10,292,678
[a,b]	5.75% due 1/13/2035	13,500,000	14,039,865

See notes to financial statements.	Annual Financial Statements | 131

Schedule of Investments, Continued

Thornburg Limited Term Income Fund | September 30, 2025

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	Enel Finance International NV,
[a,b]	1.625% due 7/12/2026	$9,500,000	$9,309,810
[a,b]	2.125% due 7/12/2028	8,844,000	8,351,920
[a,b]	4.375% due 9/30/2030	2,802,000	2,782,806
	Entergy Mississippi LLC, 3.25% due 12/1/2027	4,727,000	4,637,991
	Entergy Texas, Inc.,
	1.50% due 9/1/2026	8,640,000	8,402,746
	3.45% due 12/1/2027	9,000,000	8,855,370
	Evergy Kansas Central, Inc., 4.70% due 3/13/2028	4,940,000	4,995,921
	Evergy Missouri West, Inc.,
[b]	5.15% due 12/15/2027	9,711,000	9,884,244
[b]	5.65% due 6/1/2034	6,650,000	6,871,179
	Exelon Corp., 5.125% due 3/15/2031	9,899,000	10,214,976
[b]	FirstEnergy Pennsylvania Electric Co., 5.15% due 3/30/2026	980,000	983,538
	FirstEnergy Transmission LLC, 4.55% due 1/15/2030	2,585,000	2,601,363
	Interstate Power & Light Co., 4.95% due 9/30/2034	4,747,000	4,723,123
	ITC Holdings Corp.,
[b]	2.95% due 5/14/2030	1,883,000	1,764,202
[b]	4.95% due 9/22/2027	12,703,000	12,854,801
[b]	5.65% due 5/9/2034	14,000,000	14,562,800
	Jersey Central Power & Light Co.,
[b]	4.30% due 1/15/2026	5,914,000	5,913,290
[b]	4.40% due 1/15/2031	6,800,000	6,778,308
[b]	Liberty Utilities Co., 5.577% due 1/31/2029	5,240,000	5,406,108
[b]	Liberty Utilities Finance GP 1, 2.05% due 9/15/2030	9,518,000	8,494,244
[b]	New York State Electric & Gas Corp., 3.25% due 12/1/2026	9,234,000	9,115,158
[b]	Niagara Mohawk Power Corp., 4.647% due 10/3/2030	2,965,000	2,980,418
[b]	NorthWestern Corp., 5.073% due 3/21/2030	14,345,000	14,683,542
[b]	NRG Energy, Inc., 2.00% due 12/2/2025	8,347,000	8,299,422
	Pinnacle West Capital Corp., Series 2025-2 Class A, 4.90% due 5/15/2028	4,773,000	4,848,938
[b]	PSEG Power LLC, 5.20% due 5/15/2030	5,798,000	5,950,082
	Public Service Co. of Oklahoma, 5.45% due 1/15/2036	5,930,000	6,058,266
	Public Service Enterprise Group, Inc., 4.90% due 3/15/2030	4,903,000	5,011,700
	Puget Energy, Inc.,
	2.379% due 6/15/2028	2,734,000	2,594,812
	4.10% due 6/15/2030	2,616,000	2,554,602
	5.725% due 3/15/2035	9,463,000	9,748,877
	Gas Utilities — 0.7%
[b]	Brooklyn Union Gas Co., 3.407% due 3/10/2026	12,511,000	12,463,833
[b]	KeySpan Gas East Corp., 5.994% due 3/6/2033	3,492,000	3,698,971
[a,b]	Snam SpA, 5.00% due 5/28/2030	2,800,000	2,840,796
	Southwest Gas Corp.,
	4.05% due 3/15/2032	3,024,000	2,904,431
	5.80% due 12/1/2027	4,828,000	4,979,599
	Spire, Inc., 5.30% due 3/1/2026	12,844,000	12,891,780
			408,160,919
	TOTAL CORPORATE BONDS (Cost $2,041,754,623)		2,022,635,686

	LONG-TERM MUNICIPAL BONDS — 0.1%
	Canadian County Educational Facilities Authority (Mustang Public Schools Project) ISD, Series B, 5.50% due 9/1/2031	5,035,000	5,315,601
	TOTAL LONG-TERM MUNICIPAL BONDS (Cost $5,035,000)		5,315,601

	PREFERRED STOCK — 0.6%
	FINANCIAL SERVICES — 0.6%
	Capital Markets — 0.6%
[g]	Calamos Strategic Total Return Fund, 6.24% due 9/9/2029	370,000	9,342,500
[c,g]	Gabelli Dividend & Income Trust, Series J, 4.50% due 3/26/2028	1,162	28,214,522
			37,557,022
	TOTAL PREFERRED STOCK (Cost $38,269,196)		37,557,022

132 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Limited Term Income Fund | September 30, 2025

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	SHORT-TERM INVESTMENTS — 5.3%
[h]	Thornburg Capital Management Fund	31,955,745	$319,557,446
	TOTAL SHORT-TERM INVESTMENTS (Cost $319,557,446)		319,557,446
	TOTAL INVESTMENTS — 99.8% (Cost $6,152,705,440)		$6,093,677,154
	OTHER ASSETS LESS LIABILITIES — 0.2%		14,706,342
	NET ASSETS — 100.0%		$6,108,383,496

Footnote Legend

a	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025, the aggregate value of these securities in the Fund’s portfolio was $3,175,974,506, representing 51.99% of the Fund’s net assets.
c	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on September 30, 2025.
d	Bond in default.
e	Non-income producing.
f	When-issued security.
g	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.
h	Investment in Affiliates.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities	REMIC	Real Estate Mortgage Investment Conduit
AG	Insured by Assured Guaranty, Inc.	SOFR	Secured Overnight Financing Rate
CMBS	Commercial Mortgage-Backed Securities	SOFR30A	Secured Overnight Financing Rate 30-Day Average
CMO	Collateralized Mortgage Obligation	SOFR90A	Secured Overnight Financing Rate 90-Day Average
CMT	Constant Maturity Rate	SOFRINDX	Secured Overnight Financing Rate Index
DAC	Designated Activity Company	TSFR1M	Term SOFR 1 Month
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year	TSFR3M	Term SOFR 3 Month
ISD	Independent School District	UMBS	Uniform Mortgage-Backed Securities
Mtg	Mortgage

See notes to financial statements.	Annual Financial Statements | 133

Schedule of Investments

Thornburg Core Plus Bond Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES/PRINCIPAL AMOUNT	VALUE

	U.S. TREASURY SECURITIES — 21.6%

	U.S. Treasury Bonds, 2.25% due 8/15/2046	$915,000	$610,048
	U.S. Treasury Inflation-Indexed Bonds, 0.125% due 2/15/2051	4,900,962	2,717,737
	U.S. Treasury Notes,
	1.125% due 8/15/2040	3,525,000	2,221,301
	1.375% due 11/15/2040	2,245,000	1,463,810
	1.75% due 8/15/2041	4,287,000	2,908,461
	1.875% due 11/15/2051	295,000	166,905
	2.375% due 2/15/2042	1,403,000	1,039,316
	3.875% due 8/15/2033	1,347,000	1,336,056
	4.00% due 2/15/2034	1,625,000	1,620,937
	4.25% due 5/15/2035 - 2/15/2054	966,000	897,000
	4.375% due 5/15/2034	4,000,000	4,093,125
	U.S. Treasury Strip Coupon,
	4.931% due 11/15/2040	6,375,000	3,115,126
	5.007% due 11/15/2041	4,775,000	2,203,758
	5.073% due 2/15/2043	4,125,000	1,767,334
	6.351% due 11/15/2036	1,000,000	611,657
	8.24% due 5/15/2044	11,930,000	4,769,768
	9.909% due 11/15/2048	875,000	279,500
	TOTAL U.S. TREASURY SECURITIES (Cost $31,509,276)		31,821,839

	U.S. GOVERNMENT AGENCIES — 0.5%

[a,b]	Farm Credit Bank of Texas, Series 6, 7.00% (5-Yr. CMT + 3.01%) due 9/15/2030	250,000	261,812
	Federal Home Loan Banks, 2.90% due 2/18/2037	625,000	516,244
	TOTAL U.S. GOVERNMENT AGENCIES (Cost $759,452)		778,056

	OTHER GOVERNMENT — 1.6%

[c]	Albania Government International Bonds (EUR), 5.90% due 6/9/2028	200,000	248,802
[c,d]	Corp. Financiera de Desarrollo SA, 5.95% due 4/30/2029	250,000	260,525
	Dominican Republic International Bonds (DOP),
	9.75% due 6/5/2026	8,000,000	128,900
[c]	10.75% due 6/1/2036	8,000,000	139,016
[c,d]	Eagle Funding Luxco SARL, 5.50% due 8/17/2030	425,000	431,447
	Egypt Government Bonds (EGP), Series 3Y, 23.865% due 6/4/2027	8,000,000	167,164
[c,d]	Finance Department Government of Sharjah, 4.00% due 7/28/2050	250,000	171,578
[c]	Finance Department Government of Sharjah (EUR), 4.625% due 1/17/2031	150,000	180,429
	New Zealand Government Bonds (NZD), 3.50% due 4/14/2033	274,000	154,310
[c]	Republic of Uzbekistan International Bonds (UZS), 15.50% due 2/25/2028	2,500,000,000	210,387
	U.K. Gilts (GBP), 4.125% due 7/22/2029	253,000	340,889
	TOTAL OTHER GOVERNMENT (Cost $2,307,081)		2,433,447

	MORTGAGE BACKED — 31.1%

	Ajax Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-G Class A, 4.875% due 6/25/2061	437,586	437,262
[b,c]	Series 2023-B Class A, 4.25% due 10/25/2062	486,713	481,218
[b,c]	Series 2023-C Class A1, 3.50% due 5/25/2063	478,252	466,106
	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2022-1 Class A1, 2.881% due 12/25/2066	100,583	93,042
[b,c]	Series 2024-3 Class A1, 4.80% due 11/26/2068	165,669	164,313
	Barclays Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-NPL1 Class A, 5.00% due 11/25/2051	245,424	245,347
[b,c]	Series 2022-RPL1 Class A, 4.25% due 2/25/2028	326,734	325,218
	BRAVO Residential Funding Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-NQM3 Class A1, 1.699% due 4/25/2060	29,122	27,067
[b,c]	Series 2022-NQM3 Class A1, 5.108% due 7/25/2062	64,459	64,293
[b,c]	Series 2024-NQM4 Class A1A, 4.35% due 1/25/2060	300,285	296,026
[c]	Century Plaza Towers, CMBS, Series 2019-CPT Class A, 2.865% due 11/13/2039	400,000	367,513
	CHNGE Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2022-1 Class A1, 3.007% due 1/25/2067	90,314	87,165
[b,c]	Series 2023-1 Class A1, 7.065% due 3/25/2058	158,203	158,569

134 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Core Plus Bond Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES/PRINCIPAL AMOUNT	VALUE

[b,c]	CIM Trust, Whole Loan Securities Trust CMO, Series 2024-R1 Class A1, 4.75% due 6/25/2064	$388,864	$387,377
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-INV2 Class A3A, 2.50% due 5/25/2051	72,232	60,129
[b,c]	Series 2021-J2 Class A7A, 2.50% due 7/25/2051	264,737	237,103
[c]	Cogent Ipv4 LLC, CMBS, Series 2024-1A Class A2, 7.924% due 5/25/2054	120,000	124,597
[c]	COMM Mortgage Trust, CMBS, Series 2024-277P Class A, 6.338% due 8/10/2044	485,000	511,060
	Cross Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2023-H1 Class A1, 6.615% due 3/25/2068	259,057	261,114
[b,c]	Series 2024-H4 Class A1, 6.147% due 7/25/2069	228,950	231,976
[c]	CSMC Trust, CMBS, Series 2020-WEST Class A, 3.04% due 2/15/2035	340,000	288,192
	CSMC Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-AFC1 Class A1, 0.83% due 3/25/2056	41,865	35,138
[b,c]	Series 2021-RP11 Class A1, 2.25% due 10/25/2061	584,032	491,422
[b,c]	Series 2022-ATH2 Class A1, 4.547% due 5/25/2067	95,606	95,206
[c]	DC Office Trust, CMBS, Series 2019-MTC Class A, 2.965% due 9/15/2045	400,000	366,247
[b,c]	FARM Mortgage Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 4.694% due 10/1/2053	282,924	274,809
[b]	Federal Home Loan Mtg Corp., Pool 841463, 2.158% (2.18% - SOFR30A) due 7/1/2052	98,982	89,723
	Federal Home Loan Mtg Corp., CMO REMIC,
	Series 5461 Class PA, 4.50% due 8/25/2054	529,114	520,253
	Series 5469 Class QA, 4.50% due 11/25/2054	393,327	387,739
[b]	Series 5502 Class FH, 5.756% (SOFR30A + 1.40%) due 2/25/2055	327,531	329,209
	Federal Home Loan Mtg Corp., Multifamily Structured Pass-Through Certificates, CMBS,
[b]	Series K-154 Class A2, 4.35% due 1/25/2033	107,000	107,205
	Series KJ46 Class A2, 4.796% due 10/25/2031	32,000	32,897
[b]	Series KJ47 Class A2, 5.43% due 6/25/2031	22,000	23,009
	Series KJ48 Class A2, 5.028% due 10/25/2031	56,000	58,078
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
	Series 2024-1 Class MT, 3.00% due 11/25/2063	471,396	392,245
	Series 2024-2 Class MT, 3.50% due 5/25/2064	588,706	507,158
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool RA6665, 3.00% due 2/1/2052	1,105,140	971,188
	Pool SD8140, 2.00% due 4/1/2051	394,158	320,348
	Pool SD8206, 3.00% due 4/1/2052	1,353,511	1,193,027
	Pool SD8213, 3.00% due 5/1/2052	1,057,344	931,852
	Pool SD8225, 3.00% due 7/1/2052	179,218	157,926
	Pool SD8244, 4.00% due 9/1/2052	1,079,330	1,021,356
	Federal National Mtg Assoc.,
	Pool BL8603, 2.07% due 10/1/2050	456,439	322,383
[b]	Pool BM7277, 1.971% (2.07% - SOFR30A) due 8/1/2051	103,482	94,431
[b]	Pool BM7341, 2.44% (RFUCCT1Y + 1.61%) due 12/1/2050	488,826	457,685
	Pool BS1289, 2.17% due 3/1/2051	467,774	322,401
	Pool BS6056, 3.85% due 8/1/2032	385,000	370,208
	Federal National Mtg Assoc., CMO REMIC,
	Series 2024-25 Class VB, 5.50% due 3/25/2035	315,270	322,801
	Series 2024-70 Class MP, 4.50% due 10/25/2054	541,053	535,324
	Series 2025-90 Class PC, 4.00% due 10/25/2055	500,000	484,213
	Federal National Mtg Assoc., UMBS Collateral,
	Pool BV4119, 2.50% due 3/1/2052	596,687	505,187
	Pool CB0199, 3.00% due 4/1/2051	384,345	337,759
	Pool CB1134, 2.50% due 7/1/2051	1,942,895	1,638,165
	Pool CB2301, 3.00% due 12/1/2051	446,949	392,775
	Pool CB2399, 2.50% due 12/1/2051	526,954	446,483
	Pool CB2404, 2.50% due 12/1/2051	284,774	240,143
	Pool CB2665, 3.00% due 1/1/2052	253,311	222,608
	Pool FM8761, 2.50% due 9/1/2051	733,038	618,295
	Pool FS0957, 3.00% due 3/1/2052	468,992	413,438
	Pool FS2676, 3.00% due 6/1/2052	317,632	279,132
	Pool FS4862, 2.50% due 10/1/2051	257,910	217,617
	Pool FS4919, 2.50% due 5/1/2053	357,268	302,510
	Pool FS7059, 3.00% due 7/1/2052	508,334	447,880
	Pool FS7065, 3.00% due 3/1/2053	2,697,593	2,377,428
	Pool FS7879, 2.50% due 7/1/2052	996,512	840,216
	Pool MA4399, 2.50% due 8/1/2051	316,302	268,270

See notes to financial statements.	Annual Financial Statements | 135

Schedule of Investments, Continued

Thornburg Core Plus Bond Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES/PRINCIPAL AMOUNT	VALUE

	Pool MA4548, 2.50% due 2/1/2052	$1,778,479	$1,505,105
	Pool MA4578, 2.50% due 4/1/2052	1,936,458	1,639,510
	Pool MA4599, 3.00% due 5/1/2052	2,097,846	1,848,862
	Pool MA4730, 3.00% due 9/1/2052	437,802	385,740
	Pool MA5442, 4.50% due 8/1/2054	1,138,849	1,104,886
	GCAT Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-CM1 Class A, 2.469% due 4/25/2065	63,696	60,899
[b,c]	Series 2023-INV1 Class A1, 6.00% due 8/25/2053	223,633	226,681
[b,c]	Series 2023-NQM4 Class A1, 4.25% due 5/25/2067	386,256	363,340
[b,c]	Glebe Funding Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 8.099% due 11/29/2028	274,701	277,770
	Government National Mtg Assoc., Pool MA7368, 3.00% due 5/20/2051	574,345	513,832
	Government National Mtg Assoc., CMBS, Series 2023-104 Class AD, 4.00% due 1/16/2065	63,011	60,086
	Government National Mtg Assoc., CMO, Series 2021-27 Class ED, 1.00% due 2/20/2051	463,313	359,873
	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2024-RPL2 Class A1, 3.75% due 7/25/2061	166,587	162,386
[b,c]	Series 2024-RPL4 Class A1, 3.90% due 9/25/2061	415,505	405,354
	Harvest Commercial Capital Loan Trust, CMBS, Series 2024-1 Class A, 6.164% due 10/25/2056	286,085	293,150
[b,c]	HOMES Trust, Whole Loan Securities Trust CMO, Series 2024-NQM1 Class A1, 5.915% due 7/25/2069	333,156	336,293
	Homeward Opportunities Fund Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2022-1 A Class A1, 5.082% due 7/25/2067	152,019	151,444
[b,c]	Series 2024-RRTL2 Class A1, 5.989% due 9/25/2039	300,000	301,122
[b,c]	Series 2024-RTL1 Class A1, 7.12% due 7/25/2029	325,000	326,223
[b,c]	Hudson Yards Mortgage Trust, CMBS, Series 2019-55HY Class A, 3.041% due 12/10/2041	250,000	234,124
	Imperial Fund Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2022-NQM4 Class A1, 4.767% due 6/25/2067	86,775	86,428
[b,c]	Series 2022-NQM7 Class A1, 7.369% due 11/25/2067	483,316	484,704
	JP Morgan Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-1 Class A3A, 2.00% due 6/25/2051	338,519	267,679
[b,c]	Series 2021-INV6 Class A2, 3.00% due 4/25/2052	69,901	60,705
[b,c]	LEX Mortgage Trust, CMBS, Series 2024-BBG Class A, 5.036% due 10/13/2033	410,000	412,707
[c]	Manhattan West Mortgage Trust, CMBS, Series 2020-1MW Class A, 2.13% due 9/10/2039	350,000	333,512
	MFA Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-INV2 Class A1, 1.906% due 11/25/2056	62,010	55,449
[b,c]	Series 2022-NQM2 Class A1, 4.00% due 5/25/2067	381,221	386,102
[b]	Series 2024-NPL1 Class A1, 6.33% due 9/25/2054	365,880	366,325
[b,c]	Series 2024-RPL1 Class A1, 4.25% due 2/25/2066	410,528	399,367
[b,c]	Mill City Securities Ltd., Whole Loan Securities Trust CMO, Series 2024-RS1 Class A1, 3.00% due 11/1/2069	369,136	350,893
[c]	Morgan Stanley Capital I Trust, CMBS, Series 2024-BPR2 Class A, 7.291% due 5/5/2029	296,025	312,184
[b,c]	Morgan Stanley Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2024-NQM1 Class A1, 6.152% due 12/25/2068	135,778	136,916
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2022-NQM3 Class A1, 3.90% due 4/25/2062	97,699	92,541
[b,c]	Series 2024-RPL1 Class A, 3.80% due 1/25/2064	328,218	312,165
[b,c]	NLT Trust, Whole Loan Securities Trust CMO, Series 2023-1 Class B2, 3.71% due 10/25/2062	519,750	324,430
[b,c]	NMLT Trust, Whole Loan Securities Trust CMO, Series 2021-INV1 Class A1, 1.185% due 5/25/2056	50,801	44,523
[b,c]	NYMT Loan Trust, Whole Loan Securities Trust CMO, Series 2024-BPL2 Class A1, 6.509% due 5/25/2039	325,000	328,317
	OBX Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2022-NQM5 Class A1, 4.31% due 5/25/2062	86,391	86,022
[b,c]	Series 2024-NQM11 Class A1, 5.875% due 6/25/2064	321,012	323,577
[c]	One Bryant Park Trust, CMBS, Series 2019-OBP Class A, 2.516% due 9/15/2054	280,000	257,657
[b,c]	OSAT Trust, Whole Loan Securities Trust CMO, Series 2021-RPL1 Class A1, 6.116% due 5/25/2065	216,775	216,859
	PRET LLC, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-RN3 Class A1, 5.843% due 9/25/2051	266,979	267,077
[b,c]	Series 2025-NPL3 Class A1, 6.708% due 4/25/2055	481,360	485,708
[b,c]	PRET Trust, Whole Loan Securities Trust CMO, Series 2024-RPL1 Class A1, 3.90% due 10/25/2063	155,707	150,630
[b,c]	PRKCM Trust, Whole Loan Securities Trust CMO, Series 2024-HOME1 Class A1, 6.431% due 5/25/2059	228,512	232,053
[b,c]	Radian Mortgage Capital Trust, Whole Loan Securities Trust CMO, Series 2024-J2 Class A16, 5.50% due 3/25/2055	249,701	250,877
[b,c]	RCKT Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A13, 3.50% due 9/25/2049	25,735	22,840
[c]	ROCK Trust, CMBS, Series 2024-CNTR Class A, 5.388% due 11/13/2041	325,000	334,737
[b,c]	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 5.414% (TSFR1M + 1.26%) due 5/15/2038	171,000	169,547
[b,c]	SKY Trust, CMBS, Series 2025-LINE Class A, 6.739% (TSFR1M + 2.59%) due 4/15/2042	292,412	291,708
[b,c]	Spruce Hill Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-SH1 Class A1A, 4.10% due 7/25/2057	94,037	95,164
[b,c]	Toorak Mortgage Trust, Whole Loan Securities Trust CMO, Series 2024-RRTL1 Class A1, 6.597% due 2/25/2039	300,000	301,622
[b,c]	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class A2A, 3.10% due 1/25/2060	100,000	91,650

136 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Core Plus Bond Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES/PRINCIPAL AMOUNT	VALUE

[b,c]	TRK Trust, Whole Loan Securities Trust CMO, Series 2022-INV2 Class A1, 4.35% due 6/25/2057	$325,954	$325,247
[b,c]	UWM Mortgage Trust, Whole Loan Securities Trust CMO, Series 2021-1 Class A3, 2.50% due 6/25/2051	70,687	58,436
	Verus Securitization Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2023-3 Class A1, 5.93% due 3/25/2068	69,042	69,178
[b,c]	Series 2023-4 Class A1, 5.811% due 5/25/2068	147,424	147,841
[b,c]	WB Commercial Mortgage Trust, CMBS, Series 2024-HQ Class A, 6.134% due 3/15/2040	195,000	195,316
[b,c]	Wells Fargo Mortgage Backed Securities Trust, Whole Loan Securities Trust CMO, Series 2021-1 Class A1, 2.50% due 12/25/2050	36,458	30,560
	TOTAL MORTGAGE BACKED (Cost $45,116,372)		45,794,007

	ASSET BACKED SECURITIES — 9.6%

	AUTO RECEIVABLES — 1.4%
[c]	Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A Class A, 6.46% due 4/17/2028	94,419	94,823
[c]	Carvana Auto Receivables Trust, Series 2023-N4 Class A, 6.42% due 1/10/2028	4,493	4,505
	Exeter Automobile Receivables Trust, Series 2022-3A Class C, 5.30% due 9/15/2027	19,924	19,929
[c]	Flagship Credit Auto Trust, Series 2022-4 Class B, 6.78% due 10/15/2027	380,090	381,156
[b,c]	Kinetic Advantage Master Owner Trust, Series 2024-1A Class A, 7.022% (SOFR30A + 2.65%) due 11/15/2027	515,000	515,770
[c]	Lendbuzz Securitization Trust, Series 2024-3A Class A2, 4.97% due 10/15/2029	420,725	420,096
[c]	Octane Receivables Trust, Series 2023-3A Class A2, 6.44% due 3/20/2029	168,105	169,230
[c]	OneMain Direct Auto Receivables Trust, Series 2022-1A Class A1, 4.65% due 3/14/2029	55,821	55,869
	Research-Driven Pagaya Motor Asset Trust,
[c]	Series 2023-4A Class A, 7.54% due 3/25/2032	15,770	15,838
[c]	Series 2025-5A Class A2, 4.575% due 6/26/2034	368,000	368,093
[c]	Tricolor Auto Securitization Trust, Series 2024-2A Class A, 6.36% due 12/15/2027	37,256	36,002
			2,081,311
	CREDIT CARD — 0.8%
[c]	Brex Commercial Charge Card Master Trust, Series 2024-1 Class A1, 6.05% due 7/15/2027	200,000	201,239
[c]	Continental Finance Credit Card ABS Master Trust, Series 2024-A Class D, 9.42% due 12/15/2032	315,000	316,718
[c]	Mercury Financial Credit Card Master Trust, Series 2024-2A Class A, 6.56% due 7/20/2029	275,000	277,115
[c]	Mission Lane Credit Card Master Trust, Series 2024-A Class A1, 6.20% due 8/15/2029	375,000	378,296
			1,173,368
	HOME EQUITY — 0.2%
[c]	Knock Issuer Trust, Whole Loan Securities Trust CMO, Series 2025-1 Class A1, 7.119% due 2/25/2030	300,000	303,187
			303,187
	OTHER ASSET BACKED — 5.7%
[c]	AMCR ABS Trust, Series 2024-A Class A, 6.26% due 8/18/2031	106,759	107,102
[c]	Aqua Finance Trust, Series 2020-AA Class D, 7.15% due 7/17/2046	121,855	119,054
[c]	Auxilior Term Funding LLC, Series 2023-1A Class A2, 6.18% due 12/15/2028	34,437	34,685
[c]	BHG Securitization Trust, Series 2022-C Class B, 5.93% due 10/17/2035	110,013	110,307
[c]	CFMT Issuer Trust, Series 2021-GRN1 Class A, 1.10% due 3/20/2041	84,248	83,363
[c]	ClickLease Equipment Receivables Trust, Series 2024-1 Class B, 7.34% due 2/15/2030	150,321	150,681
[c]	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C Class A, 6.05% due 1/20/2031	405,758	414,751
[c]	Crossroads Asset Trust, Series 2025-A Class A2, 4.91% due 2/20/2032	360,000	362,999
[c]	DailyPay Securitization Trust, Series 2025-1A Class A, 5.63% due 6/26/2028	500,000	503,669
[c]	DataBank Issuer LLC, Series 2024-1A Class A2, 5.30% due 1/26/2054	305,000	305,077
[c]	Diamond Infrastructure Funding LLC, Series 2021-1A Class A, 1.76% due 4/15/2049	100,000	95,906
[c]	EverBright Solar Trust, Series 2024-A Class A, 6.43% due 6/22/2054	136,641	134,598
[c]	Foundation Finance Trust, Series 2019-1A Class B, 4.22% due 11/15/2034	37,234	37,195
[c]	FREED ABS Trust, Series 2022-3FP Class D, 7.36% due 8/20/2029	140,149	140,311
[c]	Goodgreen Trust, Series 2021-1A Class A, 2.66% due 10/15/2056	454,298	374,478
	GoodLeap Sustainable Home Solutions Trust,
[c]	Series 2021-3CS Class A, 2.10% due 5/20/2048	205,606	157,150
[c]	Series 2021-4GS Class A, 1.93% due 7/20/2048	167,938	138,743
[c]	Series 2021-5CS Class A, 2.31% due 10/20/2048	315,861	268,013
[b,c]	Gracie Point International Funding LLC, Series 2023-2A Class A, 6.606% (SOFR90A + 2.25%) due 3/1/2027	16,165	16,205
[c]	GreenSky Home Improvement Trust, Series 2024-1 Class A2, 5.88% due 6/25/2059	95,783	96,484
[b,c]	Harvest SBA Loan Trust, Series 2024-1 Class A, 6.687% (SOFR30A + 2.25%) due 12/25/2051	362,647	364,580
[c]	InStar Leasing III LLC, Series 2021-1A Class A, 2.30% due 2/15/2054	519,529	479,183
[c]	Loanpal Solar Loan Ltd., Series 2021-1GS Class A, 2.29% due 1/20/2048	428,389	360,146
[c,d]	Mill City Solar Loan Ltd., Series 2019-2GS Class A, 3.69% due 7/20/2043	88,589	76,045
[c]	Momnt Technologies Trust, Series 2023-1A Class A, 6.92% due 3/20/2045	19,280	19,676

See notes to financial statements.	Annual Financial Statements | 137

Schedule of Investments, Continued

Thornburg Core Plus Bond Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES/PRINCIPAL AMOUNT	VALUE

[c]	NetCredit Combined Receivables LLC, Series 2024-A Class A, 7.43% due 10/21/2030	$42,839	$42,957
[c]	New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1 Class A1, 1.91% due 10/20/2061	135,000	112,610
[c]	NMEF Funding LLC, Series 2023-A Class A2, 6.57% due 6/17/2030	26,288	26,461
	Oportun Issuance Trust,
[c]	Series 2021-B Class A, 1.47% due 5/8/2031	27,126	26,656
[c]	Series 2021-C Class A, 2.18% due 10/8/2031	208,004	204,704
	Pagaya AI Debt Trust,
[c]	Series 2023-5 Class C, 9.099% due 4/15/2031	71,150	71,416
[c]	Series 2023-6 Class C, 8.491% due 6/16/2031	104,302	104,457
[c]	Series 2024-3 Class A, 6.258% due 10/15/2031	37,787	38,022
[c]	PFS Financing Corp., Series 2023-B Class A, 5.27% due 5/15/2028	160,000	161,007
[c]	PowerPay Issuance Trust, Series 2024-1A Class A, 6.53% due 2/18/2039	117,276	120,079
[c]	Retained Vantage Data Centers Issuer LLC, Series 2023-1A Class A2A, 5.00% due 9/15/2048	25,000	25,002
[c]	Service Experts Issuer LLC, Series 2021-1A Class A, 2.67% due 2/2/2032	24,509	24,047
[c]	SPS Servicer Advance Receivables Trust, Series 2020-T2 Class A, 1.83% due 11/15/2055	395,000	394,035
[c]	Stream Innovations Issuer Trust, Series 2024-1A Class A, 6.27% due 7/15/2044	180,369	186,368
[c]	Sunbit Asset Securitization Trust, Series 2025-1 Class A, 5.36% due 7/15/2030	375,000	376,610
[c]	Sunnova Hestia II Issuer LLC, Series 2024-GRID1 Class 1A, 5.63% due 7/20/2051	241,716	250,033
[c]	Tesla Sustainable Energy Trust, Series 2024-1A Class A2, 5.08% due 6/21/2050	339,236	343,612
[c]	Theorem Funding Trust, Series 2022-3A Class B, 8.95% due 4/15/2029	532,415	539,982
	Upstart Securitization Trust,
[c]	Series 2021-2 Class C, 3.61% due 6/20/2031	14,142	14,126
[c]	Series 2024-1 Class A, 5.33% due 11/20/2034	118,122	118,469
[c]	Series 2025-1 Class A, 5.45% due 4/20/2035	322,616	324,038
			8,455,092
	STUDENT LOAN — 1.5%
[c]	Ascent Education Funding Trust, Series 2024-A Class A, 6.14% due 10/25/2050	250,578	256,904
[c]	Commonbond Student Loan Trust, Series 18-CGS Class A1, 3.87% due 2/25/2046	417,730	405,666
[c]	EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A Class A, 1.80% due 11/25/2045	39,838	36,755
	MPOWER Education Trust,
[c]	Series 2024-A Class A, 6.78% due 7/22/2041	162,034	169,418
[c]	Series 2025-A Class A, 6.62% due 7/21/2042	275,599	278,406
[b]	National Collegiate Student Loan Trust, Series 2007-2 Class A4, 4.562% (TSFR1M + 0.40%) due 1/25/2033	382,630	376,144
[c]	Navient Private Education Refi Loan Trust, Series 2020-IA Class A1A, 1.33% due 4/15/2069	233,640	216,037
[c]	SoFi Professional Loan Program LLC, Series 2021-B Class AFX, 1.14% due 2/15/2047	46,622	40,880
[b,c]	Towd Point Asset Trust, Series 2021-SL1 Class D, 5.95% due 11/20/2061	365,000	359,087
			2,139,297
	TOTAL ASSET BACKED SECURITIES (Cost $14,040,308)		14,152,255

	CORPORATE BONDS — 32.0%

	AUTOMOBILES & COMPONENTS — 0.2%
	Automobiles — 0.2%
[c]	Hyundai Capital America, 4.30% due 9/24/2027	285,000	284,846
			284,846
	BANKS — 0.8%
	Banks — 0.8%
[b,d]	Mizuho Financial Group, Inc., 5.376% (H15T1Y + 1.12%) due 5/26/2030	207,000	213,928
[b]	Santander Holdings USA, Inc., 5.741% (SOFR + 1.88%) due 3/20/2031	277,000	286,066
	Wells Fargo & Co.,
[b]	5.574% (SOFR + 1.74%) due 7/25/2029	277,000	287,055
[a,b]	Series BB, 3.90% (5-Yr. CMT + 3.45%) due 3/15/2026	425,000	421,120
			1,208,169
	CAPITAL GOODS — 1.1%
	Aerospace & Defense — 0.3%
[c]	BWX Technologies, Inc., 4.125% due 4/15/2029	85,000	82,402
[c]	TransDigm, Inc., 6.375% due 3/1/2029	300,000	306,864
	Machinery — 0.6%
[c]	Mueller Water Products, Inc., 4.00% due 6/15/2029	365,500	352,148
[d]	nVent Finance SARL, 2.75% due 11/15/2031	343,000	306,320

138 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Core Plus Bond Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES/PRINCIPAL AMOUNT	VALUE

	Regal Rexnord Corp., 6.30% due 2/15/2030	$274,000	$290,484
	Trading Companies & Distributors — 0.2%
	LKQ Corp., 6.25% due 6/15/2033	269,000	287,053
			1,625,271
	COMMERCIAL & PROFESSIONAL SERVICES — 0.2%
	Commercial Services & Supplies — 0.1%
	CoreCivic, Inc., 8.25% due 4/15/2029	168,000	177,541
	UL Solutions, Inc., 6.50% due 10/20/2028	35,000	36,806
	Professional Services — 0.1%
[c]	Gartner, Inc., 3.625% due 6/15/2029	35,000	33,521
[c]	Korn Ferry, 4.625% due 12/15/2027	75,000	74,522
			322,390
	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 0.7%
	Broadline Retail — 0.2%
	MercadoLibre, Inc., 2.375% due 1/14/2026	296,000	293,502
	Specialty Retail — 0.5%
[c,d]	Belron U.K. Finance plc, 5.75% due 10/15/2029	320,000	324,131
[c,d]	El Puerto de Liverpool SAB de CV, 6.255% due 1/22/2032	225,000	239,173
	Ferguson Enterprises, Inc., 4.35% due 3/15/2031	175,000	173,939
			1,030,745
	CONSUMER DURABLES & APPAREL — 0.4%
	Leisure Products — 0.2%
	Polaris, Inc., 6.95% due 3/15/2029	265,000	281,406
	Textiles, Apparel & Luxury Goods — 0.2%
[c]	Champ Acquisition Corp., 8.375% due 12/1/2031	235,000	250,263
			531,669
	CONSUMER SERVICES — 0.3%
	Hotels, Restaurants & Leisure — 0.3%
[c,d]	Arcos Dorados BV, 6.375% due 1/29/2032	360,000	380,031
[c]	Papa John’s International, Inc., 3.875% due 9/15/2029	48,000	46,084
			426,115
	CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.4%
	Consumer Staples Distribution & Retail — 0.4%
[c]	KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00% due 2/15/2029	300,000	315,633
[c]	U.S. Foods, Inc., 4.75% due 2/15/2029	300,000	295,869
			611,502
	ENERGY — 3.4%
	Energy Equipment & Services — 0.2%
[d]	Polaris Renewable Energy, Inc., 9.50% due 12/3/2029	250,000	260,158
	Oil, Gas & Consumable Fuels — 3.2%
[c]	Columbia Pipelines Holding Co. LLC, 5.097% due 10/1/2031	400,000	406,084
[c]	Columbia Pipelines Operating Co. LLC, 5.927% due 8/15/2030	345,000	365,007
	Ecopetrol SA,
[d]	4.625% due 11/2/2031	70,000	62,719
[d]	8.375% due 1/19/2036	125,000	129,366
[d]	Energean Israel Finance Ltd., 8.50% due 9/30/2033	210,000	221,838
[a,b]	Energy Transfer LP, Series H, 6.50% (5-Yr. CMT + 5.69%) due 11/15/2026	368,000	370,230
[c,d]	Galaxy Pipeline Assets Bidco Ltd., 2.16% due 3/31/2034	279,676	254,189
[c,d]	Greensaif Pipelines Bidco SARL, 5.853% due 2/23/2036	440,000	462,031
	Kinder Morgan Energy Partners LP, 5.80% due 3/15/2035	280,000	293,135
[c,d]	Parkland Corp., 5.875% due 7/15/2027	350,000	349,359
[d]	Petroleos Mexicanos, 7.69% due 1/23/2050	285,000	259,028
[c,d]	Raizen Fuels Finance SA, 5.70% due 1/17/2035	330,000	302,557
	South Bow USA Infrastructure Holdings LLC, 5.026% due 10/1/2029	375,000	379,365

See notes to financial statements.	Annual Financial Statements | 139

Schedule of Investments, Continued

Thornburg Core Plus Bond Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES/PRINCIPAL AMOUNT	VALUE

	Sunoco LP,
[c]	7.00% due 5/1/2029	$300,000	$310,665
[c]	7.25% due 5/1/2032	150,000	157,524
[c]	Whistler Pipeline LLC, 5.70% due 9/30/2031	440,000	457,314
			5,040,569
	EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.0%
	Diversified REITs — 2.0%
[c]	American Tower Trust #1, 3.652% due 3/15/2048	550,000	540,644
	Crown Castle, Inc.,
	4.90% due 9/1/2029	146,000	148,138
	5.80% due 3/1/2034	345,000	362,850
	Extra Space Storage LP, 3.90% due 4/1/2029	305,000	300,727
[c]	Iron Mountain Information Management Services, Inc., 5.00% due 7/15/2032	220,000	211,981
[c]	Iron Mountain, Inc. (EUR), 4.75% due 1/15/2034	146,000	172,051
	SBA Tower Trust,
[c]	1.631% due 5/15/2051	70,000	67,956
[c]	1.884% due 7/15/2050	610,000	605,372
[c]	2.328% due 7/15/2052	111,000	105,469
[c]	4.831% due 10/15/2029	440,000	442,842
			2,958,030
	FINANCIAL SERVICES — 3.9%
	Capital Markets — 1.7%
[c,d]	Abu Dhabi Developmental Holding Co. PJSC, 5.375% due 5/8/2029	250,000	259,902
[c]	Blue Owl Technology Finance Corp., 3.75% due 6/17/2026	370,000	366,640
	Hercules Capital, Inc., 3.375% due 1/20/2027	440,000	431,838
[c]	LPL Holdings, Inc., 4.00% due 3/15/2029	670,000	655,240
	Main Street Capital Corp.,
	5.40% due 8/15/2028	150,000	150,620
	6.50% due 6/4/2027	406,000	415,054
	Nasdaq, Inc., 5.55% due 2/15/2034	244,000	256,137
	Commercial Services & Supplies — 0.3%
[c,d]	Transurban Finance Co. Pty. Ltd., 4.924% due 3/24/2036	375,000	372,611
	Consumer Finance — 0.4%
[c]	FirstCash, Inc., 6.875% due 3/1/2032	500,000	517,245
	Financial Services — 1.4%
[c]	Antares Holdings LP, 3.95% due 7/15/2026	500,000	496,530
	Citigroup, Inc.,
[b]	3.785% (SOFR + 1.94%) due 3/17/2033	395,000	375,171
[a,b]	Series X, 3.875% (5-Yr. CMT + 3.42%) due 2/18/2026	147,000	145,606
[a,b,c]	Depository Trust & Clearing Corp., Series D, 3.375% (5-Yr. CMT + 2.61%) due 6/20/2026	250,000	245,550
[b,d]	HSBC Holdings plc, 5.546% (SOFR + 1.46%) due 3/4/2030	250,000	259,285
[b,c,d]	Societe Generale SA, 5.345% (SOFR + 1.10%) due 2/19/2027	313,000	313,858
[b]	Truist Financial Corp., 5.867% (SOFR + 2.36%) due 6/8/2034	277,000	293,492
	Mortgage Real Estate Investment Trusts — 0.1%
[c]	Lineage OP LP, 5.25% due 7/15/2030	150,000	151,992
			5,706,771
	FOOD, BEVERAGE & TOBACCO — 1.7%
	Beverages — 0.7%
[c,d]	Becle SAB de CV, 2.50% due 10/14/2031	650,000	560,599
[c,d]	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25% due 4/27/2029	350,000	345,618
	Keurig Dr. Pepper, Inc., 4.60% due 5/15/2030	210,000	210,168
	Food Products — 0.5%
	Flowers Foods, Inc., 5.75% due 3/15/2035	435,000	442,913
	Post Holdings, Inc.,
[c]	4.625% due 4/15/2030	150,000	144,662
[c]	5.50% due 12/15/2029	44,000	43,902
[c]	6.25% due 2/15/2032	50,000	51,394
	Tobacco — 0.5%
	BAT Capital Corp.,

140 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Core Plus Bond Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES/PRINCIPAL AMOUNT	VALUE

	5.834% due 2/20/2031	$120,000	$126,912
	7.75% due 10/19/2032	160,000	186,558
[c,d]	Imperial Brands Finance plc, 5.50% due 2/1/2030	350,000	363,076
			2,475,802
	HEALTH CARE EQUIPMENT & SERVICES — 1.3%
	Health Care Providers & Services — 1.3%
	Centene Corp., 3.00% due 10/15/2030	328,000	293,097
[c]	Highmark, Inc., 1.45% due 5/10/2026	374,000	366,767
[c]	IQVIA, Inc., 5.00% due 5/15/2027	200,000	199,552
	Laboratory Corp. of America Holdings, 4.55% due 4/1/2032	179,000	177,930
	Tenet Healthcare Corp., 6.75% due 5/15/2031	350,000	362,530
	Universal Health Services, Inc.,
	2.65% due 10/15/2030	333,000	300,606
	4.625% due 10/15/2029	200,000	199,784
			1,900,266
	INSURANCE — 3.2%
	Insurance — 3.2%
	Aon North America, Inc., 5.45% due 3/1/2034	350,000	364,609
	Brown & Brown, Inc., 4.70% due 6/23/2028	144,000	145,459
	CNO Financial Group, Inc., 6.45% due 6/15/2034	405,000	430,021
[c,d]	DaVinciRe Holdings Ltd., 5.95% due 4/15/2035	300,000	308,934
	F&G Global Funding,
[c]	2.00% due 9/20/2028	173,000	160,674
[c]	5.875% due 1/16/2030	303,000	314,468
[c,e]	Fortitude Global Funding, 4.625% due 10/6/2028	220,000	220,141
[c]	Fortitude Group Holdings LLC, 6.25% due 4/1/2030	155,000	160,935
	Globe Life, Inc., 5.85% due 9/15/2034	308,000	323,280
[c,d]	Intact Financial Corp., 5.459% due 9/22/2032	285,000	293,937
[c]	Mutual of Omaha Cos Global Funding, 5.45% due 12/12/2028	276,000	285,387
[c]	Omnis Funding Trust, 6.722% due 5/15/2055	290,000	312,782
[c]	Peachtree Corners Funding Trust II, 6.012% due 5/15/2035	286,000	300,206
[c]	Reliance Standard Life Global Funding II, 5.243% due 2/2/2026	412,000	412,663
[c]	RGA Global Funding, 2.70% due 1/18/2029	65,000	61,629
	Stewart Information Services Corp., 3.60% due 11/15/2031	338,000	302,615
[c]	Western-Southern Global Funding, 4.90% due 5/1/2030	330,000	337,544
			4,735,284
	MATERIALS — 1.6%
	Chemicals — 0.4%
[c,d]	Ma’aden Sukuk Ltd., 5.25% due 2/13/2030	525,000	542,236
	Containers & Packaging — 1.0%
	Amcor Flexibles North America, Inc., 5.50% due 3/17/2035	300,000	309,093
[d]	Amcor Group Finance plc, 5.45% due 5/23/2029	404,000	417,498
	Ball Corp., 5.50% due 9/15/2033	250,000	252,742
	Berry Global, Inc.,
	1.57% due 1/15/2026	139,000	137,802
[c]	4.875% due 7/15/2026	250,000	249,988
[c,d]	CCL Industries, Inc., 3.05% due 6/1/2030	185,000	173,920
	Metals & Mining — 0.2%
[c,d]	Navoi Mining & Metallurgical Combinat, 6.70% due 10/17/2028	330,000	343,249
			2,426,528
	MEDIA & ENTERTAINMENT — 0.5%
	Entertainment — 0.1%
[c]	Flutter Treasury DAC (EUR), 4.00% due 6/4/2031	100,000	117,575
	Media — 0.4%
[c]	CCO Holdings LLC/CCO Holdings Capital Corp., 4.25% due 1/15/2034	330,000	285,361
[c]	Sirius XM Radio LLC, 5.50% due 7/1/2029	350,000	350,028
			752,964
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.6%

See notes to financial statements.	Annual Financial Statements | 141

Schedule of Investments, Continued

Thornburg Core Plus Bond Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES/PRINCIPAL AMOUNT	VALUE

	Semiconductors & Semiconductor Equipment — 0.6%
[c]	Broadcom, Inc., 3.187% due 11/15/2036	$445,000	$379,879
	Micron Technology, Inc., 6.75% due 11/1/2029	200,000	217,380
[c]	Qorvo, Inc., 3.375% due 4/1/2031	331,000	304,348
			901,607
	SOFTWARE & SERVICES — 2.4%
	Information Technology Services — 0.9%
[c]	Booz Allen Hamilton, Inc., 3.875% due 9/1/2028	448,000	439,233
[c]	Insight Enterprises, Inc., 6.625% due 5/15/2032	250,000	256,712
[c]	Science Applications International Corp., 4.875% due 4/1/2028	691,000	684,885
	Internet Software & Services — 0.5%
[c,d]	Prosus NV, 3.832% due 2/8/2051	200,000	134,940
[c]	Prosus NV (EUR), 1.985% due 7/13/2033	100,000	102,914
	VeriSign, Inc., 5.25% due 6/1/2032	450,000	462,208
	Software — 1.0%
[c]	Fair Isaac Corp., 5.25% due 5/15/2026	350,000	350,168
[c]	MSCI, Inc., 3.625% due 9/1/2030	317,000	302,846
[c,d]	Open Text Corp., 3.875% due 12/1/2029	300,000	283,656
	SS&C Technologies, Inc.,
[c]	5.50% due 9/30/2027	250,000	249,995
[c]	6.50% due 6/1/2032	250,000	258,490
			3,526,047
	TECHNOLOGY HARDWARE & EQUIPMENT — 1.2%
	Electronic Equipment, Instruments & Components — 1.2%
	CDW LLC/CDW Finance Corp., 3.25% due 2/15/2029	310,000	296,918
[d]	Flex Ltd., 4.875% due 5/12/2030	360,000	363,550
[c]	Sensata Technologies, Inc., 6.625% due 7/15/2032	200,000	207,436
	Vontier Corp., 2.40% due 4/1/2028	317,000	301,841
[c]	WESCO Distribution, Inc., 6.375% due 3/15/2029 - 3/15/2033	400,000	413,240
[c]	Zebra Technologies Corp., 6.50% due 6/1/2032	200,000	205,430
			1,788,415
	TELECOMMUNICATION SERVICES — 0.3%
	Wireless Telecommunication Services — 0.3%
[c]	Crown Castle Towers LLC, 4.241% due 7/15/2048	125,000	123,540
[c,d]	Turkcell Iletisim Hizmetleri AS, 7.45% due 1/24/2030	300,000	312,507
			436,047
	TRANSPORTATION — 0.4%
	Ground Transportation — 0.2%
[b]	BNSF Funding Trust I, 6.613% (SOFR 3 Month + 2.35%) due 12/15/2055	285,000	285,128
	Passenger Airlines — 0.2%
[c,d]	Pegasus Hava Tasimaciligi AS, 8.00% due 9/11/2031	250,000	258,008
			543,136
	UTILITIES — 5.4%
	Electric Utilities — 4.8%
	AEP Texas, Inc., Series I, 2.10% due 7/1/2030	360,000	324,583
	American Electric Power Co., Inc., 2.30% due 3/1/2030	350,000	320,152
	Black Hills Corp., 6.15% due 5/15/2034	335,000	357,693
[c]	Boston Gas Co., 3.757% due 3/16/2032	400,000	376,524
	Comision Federal de Electricidad,
[c,d]	3.348% due 2/9/2031	200,000	180,370
[d]	5.00% due 9/29/2036	124,400	115,607
	DTE Energy Co., 5.85% due 6/1/2034	122,000	129,741
[c,d]	Electricite de France SA, 5.75% due 1/13/2035	375,000	389,996
[c,d]	Enel Finance International NV, 5.125% due 6/26/2029	322,000	329,857
[c]	Evergy Missouri West, Inc., 3.75% due 3/15/2032	65,000	60,363
	FirstEnergy Transmission LLC, 4.55% due 1/15/2030	400,000	402,532
	ITC Holdings Corp., 5.30% due 7/1/2043	300,000	287,475
[c]	Kentucky Power Co., 7.00% due 11/15/2033	311,000	340,296

142 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Core Plus Bond Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES/PRINCIPAL AMOUNT	VALUE

[c]	Liberty Utilities Finance GP 1, 2.05% due 9/15/2030	$350,000	$312,354
[c]	NorthWestern Corp., 5.073% due 3/21/2030	345,000	353,142
	PPL Capital Funding, Inc., 5.25% due 9/1/2034	400,000	409,088
	Public Service Co. of Oklahoma, Series J, 2.20% due 8/15/2031	348,000	306,630
	Puget Energy, Inc.,
	4.10% due 6/15/2030	200,000	195,306
	4.224% due 3/15/2032	205,000	196,173
[b]	Southern Co., Series B, 4.00% (5-Yr. CMT + 3.73%) due 1/15/2051	500,000	498,180
	Southwestern Public Service Co., 6.00% due 6/1/2054	250,000	260,033
	Tucson Electric Power Co., 5.20% due 9/15/2034	450,000	458,419
	Virginia Electric & Power Co., 5.05% due 8/15/2034	375,000	380,317
	Gas Utilities — 0.6%
[c,d]	APA Infrastructure Ltd., 5.125% due 9/16/2034	410,000	415,195
[c]	KeySpan Gas East Corp., 5.994% due 3/6/2033	205,000	217,150
[c,d]	Snam SpA, Series 2025-2 Class A2, 5.75% due 5/28/2035	288,000	298,587
			7,915,763
	TOTAL CORPORATE BONDS (Cost $45,824,865)		47,147,936

	CONVERTIBLE BONDS — 0.2%

	MEDIA & ENTERTAINMENT — 0.2%
	Media — 0.2%
	Comcast Holdings Corp. (Guaranty: Comcast Corp.), 2.00% due 10/15/2029	480,000	288,115
			288,115
	TOTAL CONVERTIBLE BONDS (Cost $303,825)		288,115

	LONG-TERM MUNICIPAL BONDS — 0.1%

	County of Miami-Dade Seaport Department, 6.224% due 11/1/2055	100,000	102,941
	TOTAL LONG-TERM MUNICIPAL BONDS (Cost $100,000)		102,941

	PREFERRED STOCK — 0.4%

	FINANCIAL SERVICES — 0.4%
	Capital Markets — 0.4%
[f]	Calamos Strategic Total Return Fund, 6.24% due 9/9/2029	14,000	353,500
[b,f]	Gabelli Dividend & Income Trust, Series J, 4.50% due 3/26/2028	12	291,372
			644,872
	TOTAL PREFERRED STOCK (Cost $617,000)		644,872

	SHORT-TERM INVESTMENTS — 3.2%

[g]	Thornburg Capital Management Fund	466,090	4,660,895
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,660,895)		4,660,895

	TOTAL INVESTMENTS — 100.3% (Cost $145,239,074)		$147,824,363

	LIABILITIES NET OF OTHER ASSETS — (0.3)%		(436,900)

	NET ASSETS — 100.0%		$147,387,463

See notes to financial statements.	Annual Financial Statements | 143

Schedule of Investments, Continued

Thornburg Core Plus Bond Fund | September 30, 2025

OUTSTANDING FORWARD CURRENCY CONTRACTS TO BUY OR SELL AT SEPTEMBER 30, 2025
CONTRACT	CONTRACT		CONTRACT	CONTRACT	VALUE	UNREALIZED	UNREALIZED
DESCRIPTION	PARTY*	BUY/SELL	AMOUNT	VALUE DATE	USD	APPRECIATION	DEPRECIATION

Euro	SSB	Sell	144,000	10/14/2025	169,115	$—	$(8,448)
Euro	SSB	Sell	527,900	3/25/2026	625,266	3,875	—
Total						$3,875	$(8,448)
Net unrealized appreciation (depreciation)							$(4,573)

* Counterparty includes State Street Bank and Trust Company (“SSB”).

Footnote Legend

a	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
b	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on September 30, 2025.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025, the aggregate value of these securities in the Fund’s portfolio was $61,039,827, representing 41.41% of the Fund’s net assets.
d	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
e	When-issued security.
f	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.
g	Investment in Affiliates.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities	Mtg	Mortgage
CMBS	Commercial Mortgage-Backed Securities	NZD	Dominated in New Zealand Dollar
CMO	Collateralized Mortgage Obligation	REMIC	Real Estate Mortgage Investment Conduit
CMT	Constant Maturity Rate	RFUCCT1Y	Refinitiv USD Interbank Offered Rate Consumer Cash Fallbacks Term 1 Year
DAC	Designated Activity Company	SOFR	Secured Overnight Financing Rate
DOP	Denominated in Dominican Peso	SOFR30A	Secured Overnight Financing Rate 30-Day Average
EGP	Denominated in Egyptian Pound	SOFR90A	Secured Overnight Financing Rate 90-Day Average
EUR	Denominated in Euro	TSFR1M	Term SOFR 1 Month
GBP	Denominated in Pound Sterling	UMBS	Uniform Mortgage-Backed Securities
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year	UZS	Denominated in Uzbekistani Som

144 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Core Plus Bond Fund | September 30, 2025

COUNTRY EXPOSURE *

(percent of net assets)

United States	87.1%
Canada	1.5%
United Kingdom	1.3%
Mexico	1.2%
Saudi Arabia	0.7%
Brazil	0.7%
United Arab Emirates	0.6%
Australia	0.5%
France	0.5%
Italy	0.4%
Turkey	0.4%
Uzbekistan	0.4%
Guatemala	0.2%
Bermuda	0.2%
Dominican Republic	0.2%
Peru	0.2%
Albania	0.2%
China	0.2%
Israel	0.1%
Japan	0.1%
Colombia	0.1%
Egypt	0.1%
New Zealand	0.1%
Ireland	0.1%
Other Assets Less Liabilities	2.9%

* Holdings are classified by country of risk as determined by MSCI and Bloomberg.

See notes to financial statements.	Annual Financial Statements | 145

Schedule of Investments

Thornburg Strategic Income Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES/ PRINCIPAL AMOUNT	VALUE

	COMMON STOCK — 0.0%

	ENERGY — 0.0%
	Oil, Gas & Consumable Fuels — 0.0%
[a,b]	Foresea Holdings SA	19,278	$611,112
[a,b]	Malamute Energy, Inc.	847	847
			611,959
	TELECOMMUNICATION SERVICES — 0.0%
	Diversified Telecommunication Services — 0.0%
[a,b]	Digicel Holdings Ltd.	24,516	22,235
			22,235
	TOTAL COMMON STOCK (Cost $1,763,028)		634,194

	PREFERRED STOCK — 0.4%

	ENERGY — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
[c]	Summit Midstream Corp. Series A, 12.284%, 10/30/2025	21,140	3,402,597
			3,402,597
	FINANCIAL SERVICES — 0.3%
	Capital Markets — 0.3%
[a]	Calamos Strategic Total Return Fund 6.24%, 9/9/2029	510,000	12,877,500
[a,d]	Gabelli Dividend & Income Trust Series J, 4.50%, 3/26/2028	864	20,978,784
			33,856,284
	TOTAL PREFERRED STOCK (Cost $36,727,957)		37,258,881

	ASSET BACKED SECURITIES — 9.7%

	AUTO RECEIVABLES — 2.3%
	Arivo Acceptance Auto Loan Receivables Trust,
[e]	Series 2022-2A Class B, 7.70% due 2/15/2029	$1,760,000	1,795,415
[e]	Series 2024-1A Class A, 6.46% due 4/17/2028	1,394,493	1,400,471
	BOF URSA VI Funding Trust I,
[e]	Series 2023-CAR1 Class B, 6.029% due 10/27/2031	1,012,380	1,019,028
[e]	Series 2023-CAR2 Class A2, 5.542% due 10/27/2031	2,231,589	2,247,025
[e]	Series 2023-CAR2 Class B, 6.029% due 10/27/2031	2,634,596	2,650,943
[e]	BOF VII AL Funding Trust I, Series 2023-CAR3 Class A2, 6.291% due 7/26/2032	4,242,330	4,306,527
	Carvana Auto Receivables Trust,
[a,e]	Series 2019-4A Class R, due 10/15/2026	8,000	0
[e]	Series 2020-P1 Class R, due 9/8/2027	20,000	1,406,107
[e]	Series 2021-N4 Class R, due 9/12/2028	11,650	432,168
[e]	Series 2021-P1 Class R, due 12/10/2027	23,500	1,547,091
[e]	Series 2021-P2 Class R, due 5/10/2028	7,500	1,036,691
[e]	Series 2021-P3 Class R, due 9/11/2028	9,000	895,132
[e]	Series 2021-P4 Class R, due 9/11/2028	8,250	1,008,029
[e]	Series 2022-N1 Class E, 6.01% due 12/11/2028	4,734,276	4,511,285
[e]	Series 2022-P1 Class R, due 1/10/2029	24,000	5,060,098
[e]	Series 2022-P1 Class XS, due 1/10/2029	178,080,538	582,626
[e]	Series 2023-N4 Class A, 6.42% due 1/10/2028	610,374	612,057
	CPS Auto Receivables Trust,
[e]	Series 2022-C Class C, 5.28% due 4/15/2030	616,850	616,883
[e]	Series 2023-D Class B, 6.78% due 3/15/2028	5,619,937	5,632,305
[e]	CPS Auto Securitization Trust, Series 2021-1A Class A, 7.86% due 6/16/2026	7,297,947	7,270,431
[e]	DT Auto Owner Trust, Series 2021-3A Class D, 1.31% due 5/17/2027	1,922,384	1,902,853
	Exeter Automobile Receivables Trust,
	Series 2022-2A Class D, 4.56% due 7/17/2028	4,067,051	4,067,372
	Series 2022-3A Class D, 6.76% due 9/15/2028	6,305,000	6,401,974
	Series 2022-4A Class D, 5.98% due 12/15/2028	1,676,626	1,690,098
	Series 2023-4A Class C, 6.51% due 8/15/2028	3,758,938	3,786,481
[e]	FHF Issuer Trust, Series 2024-3A Class A2, 4.94% due 11/15/2030	6,045,120	6,037,846

146 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Strategic Income Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES/ PRINCIPAL AMOUNT	VALUE

	FHF Trust,
[e]	Series 2022-2A Class A, 6.14% due 12/15/2027	$813,935	$816,374
[e]	Series 2023-1A Class A2, 6.57% due 6/15/2028	1,114,668	1,119,438
[e]	First Investors Auto Owner Trust, Series 2022-1A Class E, 5.41% due 6/15/2029	5,000,000	5,005,298
	Flagship Credit Auto Trust,
[e]	Series 2019-3 Class R, due 12/15/2026	31,000	1,732,854
[e]	Series 2019-4 Class R, due 3/15/2027	26,000	1,575,622
[e]	Series 2020-4 Class E, 3.84% due 7/17/2028	5,858,000	5,799,843
[e]	Series 2022-1 Class E, 5.37% due 6/15/2029	6,120,000	5,019,317
[e]	GLS Auto Receivables Issuer Trust, Series 2021-4A Class D, 2.48% due 10/15/2027	12,661,752	12,524,347
	JPMorgan Chase Bank NA - CACLN,
[e]	Series 2021-1 Class R, 28.348% due 9/25/2028	979,736	982,192
[e]	Series 2021-2 Class G, 8.482% due 12/26/2028	1,150,955	1,152,107
[d,e]	Kinetic Advantage Master Owner Trust, Series 2024-1A Class A, 7.022% (SOFR30A + 2.65%) due 11/15/2027	25,000,000	25,037,368
	Lendbuzz Securitization Trust,
[e]	Series 2022-1A Class A, 4.22% due 5/17/2027	2,357,078	2,354,030
[e]	Series 2023-2A Class A2, 7.09% due 10/16/2028	1,601,646	1,622,173
[e]	Lobel Automobile Receivables Trust, Series 2023-2 Class B, 8.67% due 5/15/2029	10,555,435	10,652,731
	Research-Driven Pagaya Motor Asset Trust,
[e]	Series 2023-3A Class A, 7.13% due 1/26/2032	6,557,832	6,566,283
[e]	Series 2023-4A Class A, 7.54% due 3/25/2032	8,157,664	8,192,599
[e]	Series 2025-5A Class A2, 4.575% due 6/26/2034	19,579,000	19,583,940
[e]	Research-Driven Pagaya Motor Trust, Series 2024-1A Class A, 7.09% due 6/25/2032	4,719,370	4,744,526
	SAFCO Auto Receivables Trust,
[e]	Series 2024-1A Class A, 6.51% due 3/20/2028	649,577	650,016
[e]	Series 2025-1A Class A, 5.46% due 9/10/2029	18,259,640	18,238,743
	Santander Consumer Auto Receivables Trust,
[e]	Series 2021-AA Class F, 5.79% due 8/15/2028	3,000,000	3,025,545
[e]	Series 2021-AA Class R, due 8/15/2028	28,500	1,918,648
[e]	Santander Drive Auto Receivables Trust, Series 2023-S1 Class R1, 8.14% due 4/18/2028	8,146,821	8,153,978
	Tricolor Auto Securitization Trust,
[e]	Series 2024-2A Class A, 6.36% due 12/15/2027	1,028,264	993,647
[e]	Series 2024-3A Class A, 5.22% due 6/15/2028	2,202,828	2,030,245
[e]	United Auto Credit Securitization Trust Series 2022-1 Class R, due 11/10/2028	37,000	1,288,568
[e]	Veros Auto Receivables Trust, Series 2025-1 Class A, 5.31% due 9/15/2028	13,969,661	13,979,405
			232,676,773
	CREDIT CARD — 0.5%
[e]	Brex Commercial Charge Card Master Trust, Series 2024-1 Class A1, 6.05% due 7/15/2027	11,173,000	11,242,207
	Continental Finance Credit Card ABS Master Trust,
[e]	Series 2024-A Class A, 5.78% due 12/15/2032	5,000,000	5,074,199
[e]	Series 2024-A Class D, 9.42% due 12/15/2032	9,343,000	9,393,974
[e]	Mercury Financial Credit Card Master Trust, Series 2024-2A Class A, 6.56% due 7/20/2029	9,800,000	9,875,367
[e]	Mission Lane Credit Card Master Trust, Series 2024-A Class A1, 6.20% due 8/15/2029	4,700,000	4,741,309
[e]	Perimeter Master Notes Business Trust, 8.55% due 9/17/2029	10,000,000	10,121,124
			50,448,180
	HOME EQUITY — 0.1%
	Knock Issuer Trust, Whole Loan Securities Trust CMO,
[e]	Series 2025-1 Class A1, 7.119% due 2/25/2030	11,200,000	11,318,996
[e]	Series 2025-1 Class A2, 9.054% due 2/25/2030	1,000,000	1,010,345
			12,329,341
	OTHER ASSET BACKED — 5.0%
[d,e]	321 Henderson Receivables I LLC, Series 2006-3A Class A1, 4.465% (TSFR1M + 0.31%) due 9/15/2041	340,338	338,936
	ACHV ABS Trust,
[e]	Series 2023-3PL Class D, 8.36% due 8/19/2030	1,221,659	1,236,029
[e]	Series 2023-4CP Class E, 10.50% due 11/25/2030	4,850,000	4,948,346
[e]	AFG ABS I LLC, Series 2023-1 Class A2, 6.30% due 9/16/2030	684,443	684,999
[e]	AMCR ABS Trust, Series 2024-A Class A, 6.26% due 8/18/2031	739,101	741,476
	Aqua Finance Trust,
[e]	Series 2019-A Class D, 6.07% due 7/16/2040	8,348,791	8,162,946
[e]	Series 2020-AA Class A, 1.90% due 7/17/2046	1,147,358	1,070,720

See notes to financial statements.	Annual Financial Statements | 147

Schedule of Investments, Continued

Thornburg Strategic Income Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES/ PRINCIPAL AMOUNT	VALUE

[e]	Series 2020-AA Class D, 7.15% due 7/17/2046	$2,378,026	$2,323,364
[e]	Series 2021-A Class A, 1.54% due 7/17/2046	2,433,518	2,248,245
[d]	ASP WHCO Partner 2 LP due 3/29/2029	23,750,000	23,750,000
[e]	Auxilior Term Funding LLC, Series 2023-1A Class A2, 6.18% due 12/15/2028	1,139,538	1,147,755
[e]	BHG Securitization Trust, Series 2021-A Class C, 3.69% due 11/17/2033	2,200,000	2,089,960
[d,e,f]	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A Class A, 4.213% due 12/16/2041	1,193,319	1,193,701
[d,e]	Cascade MH Asset Trust, Series 2021-MH1 Class B3, 7.69% due 2/25/2046	1,936,119	1,772,045
[e]	CFMT Issuer Trust, Series 2021-GRN1 Class A, 1.10% due 3/20/2041	93,609	92,626
[e]	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C Class A, 6.05% due 1/20/2031	8,903,818	9,101,158
	Crossroads Asset Trust,
[e]	Series 2022-A Class A, 6.35% due 4/21/2031	162,122	162,290
[e]	Series 2025-A Class A2, 4.91% due 2/20/2032	7,070,000	7,128,889
	DailyPay Securitization Trust,
[e]	Series 2025-1A Class A, 5.63% due 6/26/2028	10,075,000	10,148,938
[e]	Series 2025-1A Class D, 8.53% due 6/26/2028	6,015,000	6,075,786
[e]	DataBank Issuer LLC, Series 2024-1A Class A2, 5.30% due 1/26/2054	16,375,000	16,379,109
[e]	Dext ABS LLC, Series 2023-2 Class A2, 6.56% due 5/15/2034	1,277,681	1,286,854
[e]	Diamond Infrastructure Funding LLC, Series 2021-1A Class A, 1.76% due 4/15/2049	19,150,000	18,365,926
[e]	Diamond Issuer LLC, Series 2021-1A Class A, 2.305% due 11/20/2051	10,983,000	10,449,840
[e,f]	ECAF I Ltd., Series 2015-1A Class B1, 5.802% due 6/15/2040	4,600,060	2,116,028
[e]	EverBright Solar Trust, Series 2024-A Class A, 6.43% due 6/22/2054	10,333,504	10,178,953
[e]	FAT Brands Fazoli’s Native I LLC, Series 2021-1 Class A2, 7.00% due 7/25/2051	10,914,785	10,120,157
	Foundation Finance Trust,
[e]	Series 2019-1A Class C, 5.66% due 11/15/2034	575,000	576,077
[e]	Series 2021-1A Class A, 1.27% due 5/15/2041	851,503	803,072
[e]	Series 2021-1A Class D, 4.96% due 5/15/2041	1,287,331	1,263,151
[e]	Series 2021-2A Class A, 2.19% due 1/15/2042	839,636	801,388
[e]	Series 2021-2A Class D, 5.73% due 1/15/2042	3,004,383	3,005,697
[e]	FREED ABS Trust, Series 2022-3FP Class D, 7.36% due 8/20/2029	2,256,950	2,259,557
	Goldman Home Improvement Trust Issuer Trust,
[e]	Series 2021-GRN2 Class A, 1.15% due 6/25/2051	1,469,523	1,434,984
[a,e]	Series 2021-GRN2 Class R, due 6/20/2051	41,500	1,756,373
[e]	Series 2022-GRN1 Class A, 4.50% due 6/25/2052	986,889	986,791
[e]	Goodgreen Trust, Series 2021-1A Class A, 2.66% due 10/15/2056	15,774,813	13,003,207
	GoodLeap Sustainable Home Solutions Trust,
[e]	Series 2021-3CS Class A, 2.10% due 5/20/2048	1,697,592	1,297,507
[e]	Series 2021-3CS Class C, 3.50% due 5/20/2048	3,977,630	2,275,847
[e]	Series 2021-4GS Class A, 1.93% due 7/20/2048	9,559,161	7,897,377
[e]	Series 2021-5CS Class A, 2.31% due 10/20/2048	12,558,751	10,656,292
[e]	Series 2022-1GS Class A, 2.70% due 1/20/2049	15,078,521	13,576,310
[d,e]	Gracie Point International Funding LLC, Series 2023-2A Class A, 6.606% (SOFR90A + 2.25%) due 3/1/2027	3,152,180	3,159,901
	GreenSky Home Improvement Issuer Trust,
[e]	Series 2024-2 Class A2, 5.25% due 10/27/2059	4,857,139	4,873,290
[e]	Series 2025-2A Class A2, 4.93% due 6/25/2060	3,991,024	4,004,564
	GreenSky Home Improvement Trust,
[e]	Series 2024-1 Class A2, 5.88% due 6/25/2059	1,350,255	1,360,148
[e]	Series 2024-1 Class E, 9.00% due 6/25/2059	4,630,189	4,817,693
[d,e]	Harvest SBA Loan Trust, Series 2024-1 Class A, 6.687% (SOFR30A + 2.25%) due 12/25/2051	11,423,382	11,484,263
[e]	HERO Funding Trust, Series 2017-2A Class A1, 3.28% due 9/20/2048	658,123	608,580
[e]	Hilton Grand Vacations Trust, Series 2019-AA Class A, 2.34% due 7/25/2033	436,603	432,934
	InStar Leasing III LLC,
[e]	Series 2021-1A Class A, 2.30% due 2/15/2054	3,964,408	3,656,537
[e]	Series 2021-1A Class C, 5.29% due 2/15/2054	2,935,506	2,750,838
	LendingPoint Asset Securitization Trust,
[e]	Series 2020-REV1 Class C, 7.699% due 10/15/2028	1,325,285	1,332,780
[e]	Series 2021-A Class D, 5.73% due 12/15/2028	3,551,813	2,532,459
[e]	Series 2021-B Class D, 6.12% due 2/15/2029	5,000,000	1,197,559
[e]	Series 2022-A Class E, 7.02% due 6/15/2029	6,000,000	60
[e]	LendingPoint Pass-Through Trust, Series 2022-ST3 Class A, 4.00% due 5/15/2028	50,756	50,732
[e]	LL ABS Trust, Series 2022-1A Class D, 7.83% due 11/15/2029	1,307,769	1,307,769

148 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Strategic Income Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES/ PRINCIPAL AMOUNT	VALUE

	Loanpal Solar Loan Ltd.,
[e]	Series 2021-1GS Class A, 2.29% due 1/20/2048	$11,865,076	$9,974,955
[e,g]	Series 2021-1GS Class R, due 1/20/2048	13,252,480	4,661,303
[e]	Series 2021-2GS Class C, 3.50% due 3/20/2048	2,856,442	1,667,392
[e]	LP LMS Asset Securitization Trust, Series 2021-2A Class D, 6.61% due 1/15/2029	2,947,000	1,547,985
	Marlette Funding Trust,
[e]	Series 2021-1A Class R, due 6/16/2031	9,520	129,417
[e]	Series 2021-2A Class R, due 9/15/2031	16,347	236,795
[e]	Series 2021-3A Class R, due 12/15/2031	53,946	817,131
[e]	Series 2022-3A Class D, 7.80% due 11/15/2032	12,178,250	12,376,668
[e]	Series 2023-3A Class C, 7.06% due 9/15/2033	1,037,739	1,044,135
[e]	Series 2023-3A Class D, 8.04% due 9/15/2033	6,000,000	6,187,997
[e]	MMP Capital LLC, Series 2025-A Class A, 5.36% due 12/15/2031	5,885,129	5,922,337
[e]	Momnt Technologies Trust, Series 2023-1A Class A, 6.92% due 3/20/2045	1,542,402	1,574,051
	Mosaic Solar Loan Trust,
[e]	Series 2020-2A Class B, 2.21% due 8/20/2046	2,905,452	2,366,370
[e]	Series 2020-2A Class D, 5.42% due 8/20/2046	478,613	463,532
[e]	Series 2020-2A Class R, due 8/20/2046	1,549,937	310,527
[e]	Series 2021-1A Class R, due 12/20/2046	8,600,000	1,249,778
[e]	Series 2021-2A Class R, due 4/22/2047	9,930,000	826,179
[e]	Series 2021-3A Class R, due 6/20/2052	12,320,000	518,327
[e]	NetCredit Combined Receivables A LLC, Series 2025-A Class A, 7.29% due 10/20/2031	8,981,893	9,158,426
	NetCredit Combined Receivables LLC,
[e]	Series 2023-A Class A, 7.78% due 12/20/2027	814,633	815,548
[e]	Series 2024-A Class A, 7.43% due 10/21/2030	419,822	420,978
[e]	New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1 Class A1, 1.91% due 10/20/2061	19,365,000	16,153,253
[e]	NMEF Funding LLC, Series 2025-B Class A2, 4.64% due 1/18/2033	7,850,000	7,883,434
[d,e]	Oportun Funding LLC Series 2022-1 Class CERT, due 6/15/2029	11,000	258,534
	Oportun Issuance Trust,
[e]	Series 2021-B Class A, 1.47% due 5/8/2031	1,980,217	1,945,886
[e]	Series 2021-C Class A, 2.18% due 10/8/2031	7,288,174	7,172,549
[e]	Pagaya AI Debt Selection Trust, Series 2021-HG1 Class A, 1.22% due 1/16/2029	29,294	29,248
	Pagaya AI Debt Trust,
[e]	Series 2022-2 Class C, 7.50% due 1/15/2030	1,754,503	1,757,297
[e]	Series 2023-5 Class C, 9.099% due 4/15/2031	3,416,820	3,429,571
[e]	Series 2023-6 Class C, 8.491% due 6/16/2031	2,045,701	2,048,754
[e]	Series 2024-1 Class A, 6.66% due 7/15/2031	1,107,066	1,112,597
[e]	PowerPay Issuance Trust, Series 2024-1A Class A, 6.53% due 2/18/2039	5,160,137	5,283,475
	Proper Pass-Thru Trust II,
[a,e]	Series 2019-ST2 Class R1, due 11/15/2025	6,385,267	0
[a,e]	Series 2019-ST2 Class R2, due 11/15/2025	3,193,133	0
[e]	Prosper Marketplace Issuance Trust, Series 2024-1A Class A, 6.12% due 8/15/2029	253,369	253,502
[e]	RCKT Trust, Series 2025-1A Class A, 4.90% due 7/25/2034	4,182,101	4,205,505
[e]	Regional Management Issuance Trust, Series 2022-1 Class A, 3.07% due 3/15/2032	895,914	892,002
[e]	Republic Finance Issuance Trust, Series 2021-A Class A, 2.30% due 12/22/2031	738,333	736,503
[e]	Retained Vantage Data Centers Issuer LLC, Series 2023-1A Class A2A, 5.00% due 9/15/2048	12,100,000	12,101,125
[e]	Service Experts Issuer LLC, Series 2021-1A Class A, 2.67% due 2/2/2032	6,059,859	5,945,706
[e]	Sierra Timeshare Receivables Funding LLC, Series 2023-1A Class D, 9.80% due 1/20/2040	1,164,299	1,203,485
[e]	SpringCastle America Funding LLC, Series 2020-AA Class A, 1.97% due 9/25/2037	1,896,292	1,804,824
[e]	SPS Servicer Advance Receivables Trust, Series 2020-T2 Class A, 1.83% due 11/15/2055	13,355,000	13,322,379
[e]	Stack Infrastructure Issuer LLC, Series 2021-1A Class A2, 1.877% due 3/26/2046	7,500,000	7,392,986
[e]	Stream Innovations Issuer Trust, Series 2024-1A Class A, 6.27% due 7/15/2044	4,495,875	4,645,393
[e]	Sunbit Asset Securitization Trust, Series 2025-1 Class A, 5.36% due 7/15/2030	8,900,000	8,938,201
[e]	Sunnova Hestia II Issuer LLC, Series 2024-GRID1 Class 1A, 5.63% due 7/20/2051	5,304,064	5,486,573
[e]	Tesla Sustainable Energy Trust, Series 2024-1A Class A2, 5.08% due 6/21/2050	10,933,840	11,074,891
[e]	Theorem Funding Trust, Series 2022-3A Class B, 8.95% due 4/15/2029	1,809,224	1,834,939
	Upgrade Master Pass-Thru Trust,
[e]	Series 2025-ST4 Class A, 5.495% due 8/16/2032	5,023,228	5,025,686
[e]	Series 2025-ST5 Class A, 4.794% due 9/15/2032	8,014,292	8,034,251
[e]	Upgrade Receivables Trust, Series 2024-1A Class A, 5.37% due 2/18/2031	1,928,412	1,931,606
	Upstart Pass-Through Trust,
[e]	Series 2021-ST4 Class A, 2.00% due 7/20/2027	61,285	61,129
[e]	Series 2021-ST5 Class A, 2.00% due 7/20/2027	70,650	70,449

See notes to financial statements.	Annual Financial Statements | 149

Schedule of Investments, Continued

Thornburg Strategic Income Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES/ PRINCIPAL AMOUNT	VALUE

[e]	Series 2021-ST8 Class CERT, due 10/20/2029	$5,400,000	$796,117
[e]	Series 2021-ST9 Class CERT, due 11/20/2029	1,414,000	295,277
	Upstart Securitization Trust,
[e]	Series 2021-2 Class C, 3.61% due 6/20/2031	884,454	883,423
[e]	Series 2021-3 Class C, 3.28% due 7/20/2031	4,229,249	4,205,766
[e]	Series 2021-3 Class CERT, due 7/20/2031	7,165	565,743
[e]	Series 2021-4 Class CERT, due 9/20/2031	4,706	481,322
[e]	Series 2023-1 Class C, 11.10% due 2/20/2033	9,209,983	9,368,278
[e]	Series 2023-2 Class B, 7.92% due 6/20/2033	3,118,951	3,146,331
[e]	Series 2023-3 Class A, 6.90% due 10/20/2033	736,244	739,341
[e]	Series 2024-1 Class A, 5.33% due 11/20/2034	1,282,807	1,286,578
[e]	Series 2025-1 Class A, 5.45% due 4/20/2035	5,864,201	5,890,046
[e]	Series 2025-2 Class A2, 5.22% due 6/20/2035	7,300,000	7,343,806
[e]	Upstart Structured Pass-Through Trust, Series 2022-2A Class A, 4.25% due 6/17/2030	3,663,004	3,649,116
[e]	Verdant Receivables LLC, Series 2023-1A Class A2, 6.24% due 1/13/2031	5,203,092	5,293,153
			506,728,674
	STUDENT LOAN — 1.8%
[e]	Ascent Education Funding Trust, Series 2024-A Class A, 6.14% due 10/25/2050	10,023,115	10,276,147
	College Ave Student Loans LLC,
[d,e]	Series 2021-A Class A1, 5.537% (TSFR1M + 1.21%) due 7/25/2051	1,891,386	1,899,538
[e]	Series 2021-A Class A2, 1.60% due 7/25/2051	180,132	164,201
[d,e]	Series 2021-C Class A1, 5.172% (TSFR1M + 1.01%) due 7/26/2055	4,022,914	4,010,013
[e]	Series 2021-C Class R, due 7/26/2055	38,750	9,729,224
[e]	Series 2023-A Class R, due 5/25/2055	35,000	16,920,883
	Commonbond Student Loan Trust,
[e]	Series 18-CGS Class A1, 3.87% due 2/25/2046	278,487	270,444
[e]	Series 2020-1 Class A, 1.69% due 10/25/2051	985,429	906,445
[e]	Series 2021-BGS Class A, 1.17% due 9/25/2051	3,384,116	3,149,610
[e]	EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A Class A, 1.80% due 11/25/2045	13,346,393	12,313,634
	MPOWER Education Trust,
[e]	Series 2024-A Class A, 6.78% due 7/22/2041	8,209,504	8,583,629
[e]	Series 2025-A Class A, 6.62% due 7/21/2042	14,176,993	14,321,380
	National Collegiate Student Loan Trust,
[d]	Series 2005-1 Class B, 4.652% (TSFR1M + 0.49%) due 3/26/2035	2,018,995	1,884,043
[d]	Series 2006-1 Class A5, 4.622% (TSFR1M + 0.46%) due 3/25/2033	7,769,363	7,687,295
[d]	Series 2006-4 Class A4, 4.582% (TSFR1M + 0.42%) due 5/25/2032	1,148,047	1,141,755
[d]	Series 2007-2 Class A4, 4.562% (TSFR1M + 0.40%) due 1/25/2033	22,310,223	21,932,041
[d,e]	Navient Private Education Refi Loan Trust, Series 2019-D Class A2B, 5.315% (TSFR1M + 1.16%) due 12/15/2059	1,983,993	1,983,403
	Nelnet Student Loan Trust,
[d,e]	Series 2015-2A Class A2, 5.071% (SOFR30A + 0.71%) due 9/25/2042	1,140,406	1,113,501
[d,e]	Series 2021-CA Class AFL, 4.99% (TSFR1M + 0.85%) due 4/20/2062	1,854,427	1,848,568
[e]	Series 2021-CA Class AFX, 1.32% due 4/20/2062	4,939,518	4,666,947
[d,e]	Series 2021-DA Class AFL, 4.94% (TSFR1M + 0.80%) due 4/20/2062	2,160,218	2,151,144
[d,e,f]	Prodigy Finance DAC, Series 2021-1A Class A, 5.522% (TSFR1M + 1.36%) due 7/25/2051	311,822	313,571
	SLM Student Loan Trust,
[d]	Series 2008-2 Class A3, 5.352% (SOFR90A + 1.01%) due 4/25/2023	27,999	27,967
[d]	Series 2008-5 Class A4, 6.302% (SOFR90A + 1.96%) due 7/25/2023	286,542	282,547
[d]	Series 2011-2 Class A2, 5.671% (SOFR30A + 1.31%) due 10/25/2034	1,756,241	1,767,845
[d]	Series 2012-1 Class A3, 5.421% (SOFR30A + 1.06%) due 9/25/2028	1,027,355	1,022,437
[d]	Series 2013-6 Class A3, 5.121% (SOFR30A + 0.76%) due 6/26/2028	1,208,988	1,206,067
	SMB Private Education Loan Trust,
[e]	Series 2021-A Class R, due 1/15/2053	2,742	4,595,816
[d,e]	Series 2021-D Class A1B, 4.865% (TSFR1M + 0.71%) due 3/17/2053	1,473,204	1,459,765
[e]	Series 2022-A Class D, 4.75% due 11/16/2054	2,477,707	2,395,684
[d,e]	SoFi Alternative Trust, Series 2019-C Class PT, 6.353% due 1/25/2045	14,752,601	14,631,790
[e]	SoFi Professional Loan Program LLC, Series 2021-B Class AFX, 1.14% due 2/15/2047	13,298,549	11,660,695
[e]	SoFi Professional Loan Program Trust Series 2021-B Class R1, due 2/15/2047	90,000	2,356,142
	Towd Point Asset Trust,
[d,e]	Series 2021-SL1 Class A2, 4.95% (TSFR1M + 0.81%) due 11/20/2061	900,740	899,794
[d,e]	Series 2021-SL1 Class D, 5.95% due 11/20/2061	11,986,000	11,791,827
			181,365,792
	TOTAL ASSET BACKED SECURITIES (Cost $986,896,110)		983,548,760

150 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Strategic Income Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES/ PRINCIPAL AMOUNT	VALUE

	CORPORATE BONDS — 40.8%

	AUTOMOBILES & COMPONENTS — 0.8%
	Automobile Components — 0.1%
[e]	LKQ European Holdings BV (EUR), 4.125% due 4/1/2028	$6,600,000	$7,768,029
[e]	Real Hero Merger Sub 2, Inc., 6.25% due 2/1/2029	2,671,000	1,836,473
	Automobiles — 0.7%
[e]	Daimler Truck Finance North America LLC, 5.00% due 10/12/2032	14,700,000	14,761,740
[e]	Harley-Davidson Financial Services, Inc., 3.05% due 2/14/2027	15,000,000	14,765,250
	Hyundai Capital America,
[e]	1.80% due 10/15/2025	1,528,000	1,526,380
[e]	3.00% due 2/10/2027	1,930,000	1,896,341
[e]	5.15% due 3/27/2030	6,916,000	7,055,565
[e]	5.30% due 3/19/2027	4,750,000	4,815,502
[e]	5.45% due 6/24/2026	5,400,000	5,438,124
[e]	5.50% due 3/30/2026	3,000,000	3,015,870
[e]	6.50% due 1/16/2029	3,000,000	3,181,050
	Volkswagen Group of America Finance LLC,
[e]	4.45% due 9/11/2027	3,507,000	3,515,627
[e]	5.05% due 3/27/2028	12,074,000	12,238,086
			81,814,037
	BANKS — 1.3%
	Banks — 1.3%
	Bank of New York Mellon Corp.,
[c,d]	Series F, 4.625% (TSFR3M + 3.39%) due 9/20/2026	1,935,000	1,921,475
[c,d]	Series I, 3.75% (5-Yr. CMT + 2.63%) due 12/20/2026	33,455,000	32,720,997
[d,e,f]	DNB Bank ASA, 5.896% (SOFRINDX + 1.95%) due 10/9/2026	6,900,000	6,901,725
[e,f]	Macquarie Bank Ltd., 3.624% due 6/3/2030	2,800,000	2,667,504
[d]	Morgan Stanley Bank NA, 5.016% (SOFR + 0.91%) due 1/12/2029	5,610,000	5,712,158
[d,e,f]	NBK SPC Ltd., 1.625% (SOFR + 1.05%) due 9/15/2027	5,177,000	5,033,390
	Santander Holdings USA, Inc.,
[d]	5.741% (SOFR + 1.88%) due 3/20/2031	11,370,000	11,742,140
[d]	6.124% (SOFR + 1.23%) due 5/31/2027	5,000,000	5,051,550
[d]	7.66% (SOFR + 3.28%) due 11/9/2031	12,000,000	13,438,560
	Wells Fargo & Co.,
[d]	4.808% (SOFR + 1.98%) due 7/25/2028	3,350,000	3,390,267
[d]	5.574% (SOFR + 1.74%) due 7/25/2029	10,000,000	10,363,000
[c,d]	Series BB, 3.90% (5-Yr. CMT + 3.45%) due 3/15/2026	35,346,000	35,023,291
			133,966,057
	CAPITAL GOODS — 1.2%
	Aerospace & Defense — 0.4%
[e]	BWX Technologies, Inc., 4.125% due 6/30/2028 - 4/15/2029	16,461,000	15,989,138
	TransDigm, Inc.,
[e]	6.375% due 3/1/2029	14,860,000	15,199,997
[e]	6.75% due 8/15/2028	11,165,000	11,390,979
	Construction & Engineering — 0.0%
[e,f]	Aeropuertos Dominicanos Siglo XXI SA, 7.00% due 6/30/2034	5,000,000	5,256,200
	Machinery — 0.6%
[e,f]	ATS Corp., 4.125% due 12/15/2028	9,620,000	9,226,061
[e]	Axon Enterprise, Inc., 6.125% due 3/15/2030	1,975,000	2,030,379
[e]	Esab Corp., 6.25% due 4/15/2029	970,000	996,879
	Flowserve Corp., 3.50% due 10/1/2030	3,431,000	3,270,086
[e]	Mueller Water Products, Inc., 4.00% due 6/15/2029	20,714,000	19,957,317
	nVent Finance SARL,
[f]	2.75% due 11/15/2031	4,097,000	3,658,867
[f]	4.55% due 4/15/2028	3,000,000	3,011,970
	Regal Rexnord Corp.,
	6.05% due 2/15/2026	9,070,000	9,109,908
	6.30% due 2/15/2030	6,000,000	6,360,960
	Trading Companies & Distributors — 0.2%

See notes to financial statements.	Annual Financial Statements | 151

Schedule of Investments, Continued

Thornburg Strategic Income Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES/ PRINCIPAL AMOUNT	VALUE

	LKQ Corp., 6.25% due 6/15/2033	$10,840,000	$11,567,472
[e]	Windsor Holdings III LLC, 8.50% due 6/15/2030	8,470,000	8,951,943
			125,978,156
	COMMERCIAL & PROFESSIONAL SERVICES — 1.8%
	Commercial Services & Supplies — 1.5%
[e]	ACCO Brands Corp., 4.25% due 3/15/2029	16,611,000	15,013,188
	Avery Dennison Corp., 5.75% due 3/15/2033	16,449,000	17,375,243
	Clean Harbors, Inc.,
[e]	4.875% due 7/15/2027	3,395,000	3,389,195
[e]	5.125% due 7/15/2029	2,000,000	1,985,520
[e,h]	5.75% due 10/15/2033	900,000	908,082
[e]	6.375% due 2/1/2031	3,000,000	3,071,880
	CoreCivic, Inc., 8.25% due 4/15/2029	12,869,000	13,599,831
	Element Fleet Management Corp.,
[e,f]	5.643% due 3/13/2027	5,400,000	5,501,142
[e,f]	6.271% due 6/26/2026	17,735,000	17,951,190
[e,f]	6.319% due 12/4/2028	3,422,000	3,623,385
	Equifax, Inc., 2.35% due 9/15/2031	9,394,000	8,303,638
	GEO Group, Inc., 8.625% due 4/15/2029	8,975,000	9,505,422
	Quanta Services, Inc., 4.75% due 8/9/2027	3,670,000	3,711,801
[e]	Rentokil Terminix Funding LLC, 5.00% due 4/28/2030	13,680,000	13,947,718
	UL Solutions, Inc., 6.50% due 10/20/2028	16,950,000	17,824,789
[e]	VT Topco, Inc., 8.50% due 8/15/2030	11,362,000	11,605,033
	Professional Services — 0.3%
	Gartner, Inc.,
[e]	3.625% due 6/15/2029	7,155,000	6,852,630
[e]	4.50% due 7/1/2028	3,749,000	3,717,658
[e]	Korn Ferry, 4.625% due 12/15/2027	17,229,000	17,119,251
	Verisk Analytics, Inc., 5.75% due 4/1/2033	3,540,000	3,752,471
			178,759,067
	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 0.6%
	Broadline Retail — 0.2%
[e,f]	Meituan, 4.50% due 4/2/2028	14,600,000	14,617,520
	MercadoLibre, Inc., 2.375% due 1/14/2026	6,460,000	6,405,478
	Specialty Retail — 0.4%
[e,f]	Belron U.K. Finance plc, 5.75% due 10/15/2029	2,680,000	2,714,599
[e,f]	El Puerto de Liverpool SAB de CV, 6.255% due 1/22/2032	13,175,000	14,004,893
	Ferguson Enterprises, Inc., 4.35% due 3/15/2031	11,803,000	11,731,474
	Genuine Parts Co., 4.95% due 8/15/2029	8,613,000	8,775,785
			58,249,749
	CONSUMER DURABLES & APPAREL — 0.4%
	Household Durables — 0.1%
[e]	CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50% due 10/15/2029	11,475,000	9,040,923
	Leisure Products — 0.1%
	Polaris, Inc., 6.95% due 3/15/2029	9,875,000	10,486,361
	Textiles, Apparel & Luxury Goods — 0.2%
[e]	Champ Acquisition Corp., 8.375% due 12/1/2031	3,590,000	3,823,171
[e]	Levi Strauss & Co. (EUR), 4.00% due 8/15/2030	2,000,000	2,382,806
	Under Armour, Inc.,
	3.25% due 6/15/2026	17,454,000	17,256,072
[e]	7.25% due 7/15/2030	3,000,000	3,006,120
			45,995,453
	CONSUMER SERVICES — 0.7%
	Diversified Consumer Services — 0.1%
	Service Corp. International, 5.75% due 10/15/2032	5,950,000	6,036,692
	Hotels, Restaurants & Leisure — 0.6%
[e,f]	Arcos Dorados BV, 6.375% due 1/29/2032	13,740,000	14,504,494
[e]	Papa John’s International, Inc., 3.875% due 9/15/2029	12,568,000	12,066,411

152 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Strategic Income Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES/ PRINCIPAL AMOUNT	VALUE

[e]	Sodexo, Inc., Series 2023-2 Class B, 5.15% due 8/15/2030	$6,000,000	$6,138,600
[e]	TKC Holdings, Inc., 6.875% due 5/15/2028	8,650,000	8,724,995
[e]	WMG Acquisition Corp. (EUR), 2.25% due 8/15/2031	19,018,000	21,138,901
			68,610,093
	CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.6%
	Consumer Staples Distribution & Retail — 0.6%
	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC,
[e]	5.875% due 2/15/2028	13,948,000	13,946,884
[e]	6.25% due 3/15/2033	1,000,000	1,024,040
[e]	6.50% due 2/15/2028	4,725,000	4,807,451
[e]	KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00% due 2/15/2029	24,136,000	25,393,727
	U.S. Foods, Inc.,
[e]	4.75% due 2/15/2029	13,800,000	13,609,974
[e]	5.75% due 4/15/2033	5,465,000	5,501,015
			64,283,091
	ENERGY — 3.3%
	Energy Equipment & Services — 0.2%
[e,f]	Empresa Generadora de Electricidad Haina SA, 5.625% due 11/8/2028	10,800,000	10,592,640
[f]	Polaris Renewable Energy, Inc., 9.50% due 12/3/2029	6,250,000	6,503,938
	Oil, Gas & Consumable Fuels — 3.1%
[e]	Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15% due 8/15/2026	725,000	723,695
[e]	Columbia Pipelines Holding Co. LLC, 5.097% due 10/1/2031	10,410,000	10,568,336
[e]	Columbia Pipelines Operating Co. LLC, 5.927% due 8/15/2030	11,960,000	12,653,560
	Delek Logistics Partners LP/Delek Logistics Finance Corp.,
[e]	7.125% due 6/1/2028	2,941,000	2,957,087
[e]	8.625% due 3/15/2029	18,140,000	18,921,471
	Ecopetrol SA,
[f]	7.75% due 2/1/2032	4,850,000	5,014,124
[f]	8.875% due 1/13/2033	10,588,000	11,474,427
[e]	El Paso Natural Gas Co. LLC, 3.50% due 2/15/2032	1,989,000	1,833,062
	Energean Israel Finance Ltd.,
[f]	5.375% due 3/30/2028	6,500,000	6,378,840
[f]	8.50% due 9/30/2033	13,060,000	13,796,192
	Energy Transfer LP,
	6.05% due 12/1/2026	10,520,000	10,717,986
[d]	7.575% (TSFR3M + 3.28%) due 11/1/2066	1,200,000	1,196,808
[c,d]	Series H, 6.50% (5-Yr. CMT + 5.69%) due 11/15/2026	14,571,000	14,659,300
	Galaxy Pipeline Assets Bidco Ltd.,
[e,f]	1.75% due 9/30/2027	3,288,928	3,206,771
[e,f]	2.16% due 3/31/2034	16,822,512	15,289,476
[e,f]	2.625% due 3/31/2036	6,630,000	5,841,560
[e,f,i]	Gazprom PJSC via Gaz Finance plc, 3.50% due 7/14/2031	16,000,000	10,302,240
[e]	Global Partners LP/GLP Finance Corp., 7.125% due 7/1/2033	2,735,000	2,806,411
[e,f]	Greensaif Pipelines Bidco SARL, 5.853% due 2/23/2036	10,000,000	10,500,700
[e]	Gulfstream Natural Gas System LLC, 6.19% due 11/1/2025	3,584,000	3,585,720
	Kinder Morgan Energy Partners LP, 5.80% due 3/15/2035	4,450,000	4,658,750
[e,f]	Medco Maple Tree Pte. Ltd., 8.96% due 4/27/2029	13,000,000	13,575,510
[e]	Midwest Connector Capital Co. LLC, 4.625% due 4/1/2029	5,487,000	5,512,844
	MPLX LP, 4.95% due 9/1/2032	2,790,000	2,800,100
	NuStar Logistics LP, 6.00% due 6/1/2026	4,000,000	4,010,920
	Parkland Corp.,
[e,f]	5.875% due 7/15/2027	16,591,000	16,560,638
[e,f]	6.625% due 8/15/2032	7,115,000	7,320,197
	Petroleos Mexicanos,
[f]	5.95% due 1/28/2031	8,312,000	8,051,086
[f]	6.84% due 1/23/2030	10,950,000	11,138,231
	Petroleos Mexicanos (EUR), 3.75% due 4/16/2026	6,500,000	7,631,253
	Raizen Fuels Finance SA,
[e,f]	5.70% due 1/17/2035	11,670,000	10,699,523
[e,f]	6.45% due 3/5/2034	4,800,000	4,677,072
	South Bow USA Infrastructure Holdings LLC, 5.026% due 10/1/2029	4,460,000	4,511,914

See notes to financial statements.	Annual Financial Statements | 153

Schedule of Investments, Continued

Thornburg Strategic Income Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES/ PRINCIPAL AMOUNT	VALUE
[e]	Summit Midstream Holdings LLC, 8.625% due 10/31/2029	$4,950,000	$4,974,206
	Sunoco LP,
[e]	7.00% due 5/1/2029	2,083,000	2,157,051
[e]	7.25% due 5/1/2032	7,893,000	8,288,913
[c,d,e]	7.875% (5-Yr. CMT + 4.23%) due 9/18/2030	1,897,000	1,930,805
	Sunoco LP/Sunoco Finance Corp.,
	5.875% due 3/15/2028	12,530,000	12,546,289
[e]	7.00% due 9/15/2028	2,387,000	2,459,923
[e,f]	TMS Issuer SARL, 5.78% due 8/23/2032	10,700,000	11,207,608
	Whistler Pipeline LLC,
[e]	5.40% due 9/30/2029	5,000,000	5,146,650
[e]	5.70% due 9/30/2031	6,560,000	6,818,136
			336,201,963
	EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.6%
	Diversified REITs — 1.6%
	American Tower Corp.,
	1.875% due 10/15/2030	6,000,000	5,305,200
	4.90% due 3/15/2030	521,000	531,274
	5.80% due 11/15/2028	5,000,000	5,220,600
[e]	American Tower Trust #1, 3.652% due 3/15/2048	14,250,000	14,007,602
	Crown Castle, Inc.,
[e]	4.67% due 10/21/2025	13,883,000	13,847,598
	4.90% due 9/1/2029	8,536,000	8,660,967
	5.00% due 1/11/2028	4,100,000	4,157,400
	Extra Space Storage LP, 5.90% due 1/15/2031	1,882,000	1,999,023
[e]	Iron Mountain Information Management Services, Inc., 5.00% due 7/15/2032	6,085,000	5,863,202
	Iron Mountain, Inc.,
[e]	4.875% due 9/15/2029	2,000,000	1,969,200
[e]	5.25% due 7/15/2030	4,875,000	4,821,570
[e]	7.00% due 2/15/2029	7,985,000	8,221,995
[e]	Iron Mountain, Inc. (EUR), 4.75% due 1/15/2034	9,754,000	11,494,405
	Realty Income Corp., 4.70% due 12/15/2028	4,503,000	4,583,469
	SBA Tower Trust,
[e]	1.631% due 5/15/2051	13,500,000	13,105,834
[e]	1.84% due 4/15/2027	3,400,000	3,247,442
[e]	1.884% due 7/15/2050	2,420,000	2,401,641
[e]	4.831% due 10/15/2029	16,980,000	17,089,679
[e]	6.599% due 11/15/2052	15,000,000	15,401,718
	Sun Communities Operating LP, 2.70% due 7/15/2031	9,377,000	8,481,965
	Vornado Realty LP, 2.15% due 6/1/2026	9,336,500	9,173,018
			159,584,802
	FINANCIAL SERVICES — 3.7%
	Capital Markets — 1.8%
	Blue Owl Credit Income Corp.,
	3.125% due 9/23/2026	2,176,000	2,144,404
	7.75% due 9/16/2027	1,350,000	1,418,472
	Blue Owl Technology Finance Corp.,
[e]	3.75% due 6/17/2026	4,232,000	4,193,573
[e]	4.75% due 12/15/2025	27,846,000	27,769,980
[e]	Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV (GBP), 8.50% due 1/15/2031	150,000	216,926
[f]	Brookfield Asset Management Ltd., 5.795% due 4/24/2035	8,500,000	8,891,510
	Burford Capital Global Finance LLC,
[e]	6.25% due 4/15/2028	5,000,000	5,007,750
[e]	9.25% due 7/1/2031	18,500,000	19,662,725
[d]	Citigroup Global Markets Holdings, Inc., 6.40% due 1/29/2035	4,108,000	3,682,707
[e,f]	Foresea Holdings SA, 7.50% due 6/15/2030	198,293	193,586
	Hercules Capital, Inc.,
	2.625% due 9/16/2026	12,212,000	11,996,702
	3.375% due 1/20/2027	13,651,000	13,397,774
[e]	Jefferson Capital Holdings LLC, 8.25% due 5/15/2030	5,392,000	5,655,291

154 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Strategic Income Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES/ PRINCIPAL AMOUNT	VALUE

	LPL Holdings, Inc.,
[e]	4.00% due 3/15/2029	$19,481,000	$19,051,834
[e]	4.625% due 11/15/2027	4,515,000	4,509,808
	Main Street Capital Corp.,
	3.00% due 7/14/2026	8,291,000	8,182,637
	5.40% due 8/15/2028	15,150,000	15,212,569
	6.50% due 6/4/2027	23,462,000	23,985,203
	Nasdaq, Inc., 5.55% due 2/15/2034	8,840,000	9,279,702
	Consumer Finance — 0.2%
	FirstCash, Inc.,
[e]	5.625% due 1/1/2030	17,215,000	17,211,213
[e]	6.875% due 3/1/2032	4,927,000	5,096,932
	Financial Services — 1.6%
	Antares Holdings LP,
[e]	2.75% due 1/15/2027	1,630,000	1,582,176
[e]	3.75% due 7/15/2027	6,480,000	6,305,818
[e]	3.95% due 7/15/2026	10,596,000	10,522,464
[e]	6.35% due 10/23/2029	2,000,000	2,044,640
[e]	7.95% due 8/11/2028	5,000,000	5,316,950
[d]	Bank of America Corp., 4.948% (SOFR + 2.04%) due 7/22/2028	4,900,000	4,970,266
[d,e,f]	BNP Paribas SA, 2.591% (SOFR + 1.23%) due 1/20/2028	1,350,000	1,320,732
	Citigroup, Inc.,
[c,d]	Series W, 4.00% (5-Yr. CMT + 3.60%) due 12/10/2025	19,441,000	19,345,156
[c,d]	Series X, 3.875% (5-Yr. CMT + 3.42%) due 2/18/2026	13,223,000	13,097,646
[c,d,e]	Depository Trust & Clearing Corp., Series D, 3.375% (5-Yr. CMT + 2.61%) due 6/20/2026	7,750,000	7,612,050
[d,f]	Deutsche Bank AG, 2.552% (SOFR + 1.32%) due 1/7/2028	4,760,000	4,655,423
[e]	EZCORP, Inc., 7.375% due 4/1/2032	4,950,000	5,284,719
[d]	Goldman Sachs Group, Inc., 5.005% (SOFR + 0.82%) due 9/10/2027	3,687,000	3,695,996
	HSBC Holdings plc,
[d,f]	4.583% (TSFR3M + 1.80%) due 6/19/2029	3,000,000	3,020,460
[d,f]	4.755% (SOFR + 2.11%) due 6/9/2028	1,370,000	1,381,796
[d,f]	5.286% (SOFR + 1.29%) due 11/19/2030	3,500,000	3,611,860
[d,f]	5.288% (SOFR + 1.04%) due 11/19/2028	2,000,000	2,007,200
	JPMorgan Chase & Co.,
[d]	1.04% (TSFR3M + 0.70%) due 2/4/2027	1,896,000	1,874,954
[d]	3.54% (TSFR3M + 1.64%) due 5/1/2028	3,314,000	3,284,273
	Mitsubishi UFJ Financial Group, Inc.,
[d,f]	2.309% (H15T1Y + 0.95%) due 7/20/2032	7,000,000	6,205,570
[d,f]	5.017% (H15T1Y + 1.95%) due 7/20/2028	1,750,000	1,776,442
[d,f]	5.475% (H15T1Y + 1.53%) due 2/22/2031	2,000,000	2,085,360
	Societe Generale SA,
[d,e,f]	5.345% (SOFR + 1.10%) due 2/19/2027	6,687,000	6,705,322
[d,e,f]	5.634% (H15T1Y + 1.75%) due 1/19/2030	2,000,000	2,061,300
[d,e,f]	6.446% (H15T1Y + 2.55%) due 1/10/2029	1,667,000	1,735,297
[f]	Sumitomo Mitsui Financial Group, Inc., 5.852% due 7/13/2030	14,550,000	15,478,290
[d]	Truist Financial Corp., 7.161% (SOFR + 2.45%) due 10/30/2029	6,250,000	6,770,375
[d,e,f]	UBS Group AG, 1.494% (H15T1Y + 0.85%) due 8/10/2027	2,679,000	2,615,267
[e]	United Wholesale Mortgage LLC, 5.50% due 11/15/2025	12,301,000	12,302,722
	Mortgage Real Estate Investment Trusts — 0.1%
[e]	Lineage OP LP, 5.25% due 7/15/2030	6,094,000	6,174,928
[e]	Prologis Targeted U.S. Logistics Fund LP, 5.25% due 4/1/2029	5,530,000	5,703,310
			377,310,060
	FOOD, BEVERAGE & TOBACCO — 1.8%
	Beverages — 0.8%
[e,f]	Becle SAB de CV, 2.50% due 10/14/2031	34,064,000	29,378,838
[e,f]	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25% due 4/27/2029	24,655,000	24,346,319
	Huntington Ingalls Industries, Inc., 3.483% due 12/1/2027	726,000	714,529
[a]	Industrializadora Integral del agave SAPI de CV, 9.25% due 11/26/2031	15,000,000	15,169,500
	Keurig Dr. Pepper, Inc., 4.60% due 5/15/2030	5,520,000	5,524,416
	Food Products — 0.6%

See notes to financial statements.	Annual Financial Statements | 155

Schedule of Investments, Continued

Thornburg Strategic Income Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES/ PRINCIPAL AMOUNT	VALUE

	Darling Ingredients, Inc.,
[e]	5.25% due 4/15/2027	$3,700,000	$3,691,194
[e]	6.00% due 6/15/2030	1,000,000	1,011,520
	Flowers Foods, Inc., 5.75% due 3/15/2035	29,063,000	29,591,656
[e]	Froneri Lux FinCo SARL (EUR), 4.75% due 8/1/2032	2,000,000	2,369,586
	Post Holdings, Inc.,
[e]	4.625% due 4/15/2030	8,860,000	8,544,672
[e]	5.50% due 12/15/2029	8,247,000	8,228,692
[e]	6.25% due 2/15/2032	2,950,000	3,032,246
[e]	6.375% due 3/1/2033	5,000,000	5,053,850
	Tobacco — 0.4%
	Altria Group, Inc., 2.45% due 2/4/2032	9,890,000	8,704,585
	BAT Capital Corp.,
	4.625% due 3/22/2033	2,988,000	2,956,925
	7.75% due 10/19/2032	4,862,000	5,669,043
	Imperial Brands Finance plc,
[e,f]	5.50% due 2/1/2030	22,500,000	23,340,600
[e,f]	6.125% due 7/27/2027	2,000,000	2,063,440
[e]	Turning Point Brands, Inc., 7.625% due 3/15/2032	1,000,000	1,060,660
			180,452,271
	HEALTH CARE EQUIPMENT & SERVICES — 1.6%
	Health Care Equipment & Supplies — 0.3%
	Hologic, Inc.,
[e]	3.25% due 2/15/2029	7,280,000	7,029,495
[e]	4.625% due 2/1/2028	6,677,000	6,630,996
[e]	Medline Borrower LP, 3.875% due 4/1/2029	2,000,000	1,930,000
[e]	Medline Borrower LP/Medline Co-Issuer, Inc., 6.25% due 4/1/2029	7,950,000	8,159,721
[e,f]	Olympus Corp., 2.143% due 12/8/2026	5,510,000	5,372,195
	Health Care Providers & Services — 1.3%
	Centene Corp.,
	2.625% due 8/1/2031	3,950,000	3,395,381
	3.00% due 10/15/2030	6,962,000	6,221,174
	4.625% due 12/15/2029	5,775,000	5,601,115
	Charles River Laboratories International, Inc.,
[e]	3.75% due 3/15/2029	6,567,000	6,225,385
[e]	4.25% due 5/1/2028	10,370,000	10,150,467
[e]	Highmark, Inc., 1.45% due 5/10/2026	18,630,000	18,269,696
	Humana, Inc., 5.375% due 4/15/2031	6,569,000	6,758,778
	IQVIA, Inc.,
[e]	5.00% due 10/15/2026 - 5/15/2027	6,900,000	6,889,894
	5.70% due 5/15/2028	5,000,000	5,158,000
	IQVIA, Inc. (EUR),
[e]	2.25% due 3/15/2029	9,460,000	10,735,228
[e]	2.875% due 6/15/2028	5,000,000	5,802,804
	Tenet Healthcare Corp.,
	6.125% due 6/15/2030	4,500,000	4,562,415
	6.75% due 5/15/2031	16,224,000	16,804,819
	Universal Health Services, Inc.,
	1.65% due 9/1/2026	6,179,000	6,033,793
	2.65% due 10/15/2030	4,646,000	4,194,037
	4.625% due 10/15/2029	14,035,000	14,019,842
			159,945,235
	HOUSEHOLD & PERSONAL PRODUCTS — 0.5%
	Household Products — 0.4%
	Energizer Holdings, Inc.,
[e]	4.75% due 6/15/2028	7,268,000	7,132,815
[e]	6.00% due 9/15/2033	2,000,000	1,955,520
	Prestige Brands, Inc.,
[e]	3.75% due 4/1/2031	6,386,000	5,881,442
[e]	5.125% due 1/15/2028	12,321,000	12,220,338
	Scotts Miracle-Gro Co.,

156 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Strategic Income Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES/ PRINCIPAL AMOUNT	VALUE

	4.375% due 2/1/2032	$13,166,000	$12,152,350
	5.25% due 12/15/2026	2,000,000	1,998,860
	Personal Care Products — 0.1%
[e]	Edgewell Personal Care Co., 5.50% due 6/1/2028	9,892,000	9,862,126
			51,203,451
	INSURANCE — 5.0%
	Insurance — 5.0%
	American National Global Funding,
[e]	5.25% due 6/3/2030	8,340,000	8,503,297
[e]	5.55% due 1/28/2030	12,303,000	12,679,349
	American National Group, Inc.,
	5.75% due 10/1/2029	4,408,000	4,559,150
[e]	6.144% due 6/13/2032	12,684,000	13,278,372
	Aon North America, Inc., 5.45% due 3/1/2034	11,280,000	11,750,827
[e,f]	Ascot Group Ltd., 4.25% due 12/15/2030	6,889,000	6,277,050
	Brighthouse Financial Global Funding,
[e]	1.55% due 5/24/2026	2,089,000	2,048,703
[e]	2.00% due 6/28/2028	9,540,000	8,881,263
[e]	5.55% due 4/9/2027	16,438,000	16,716,131
[e]	5.65% due 6/10/2029	4,056,000	4,165,634
	Brown & Brown, Inc., 5.65% due 6/11/2034	6,184,000	6,414,540
	CNA Financial Corp., 5.125% due 2/15/2034	6,785,000	6,847,558
	CNO Financial Group, Inc., 6.45% due 6/15/2034	11,385,000	12,088,365
	CNO Global Funding,
[e]	2.65% due 1/6/2029	7,400,000	6,998,624
[e]	4.375% due 9/8/2028	4,350,000	4,357,482
[e]	Corebridge Global Funding, 5.75% due 7/2/2026	4,740,000	4,794,605
[e,f]	DaVinciRe Holdings Ltd., 5.95% due 4/15/2035	6,475,000	6,667,826
[f]	Enstar Group Ltd., 3.10% due 9/1/2031	12,701,000	11,353,170
[e]	Equitable America Global Funding, 4.95% due 6/9/2030	6,049,000	6,170,343
	Equitable Financial Life Global Funding,
[e]	1.40% due 8/27/2027	4,620,000	4,392,973
[e]	5.00% due 3/27/2030	8,690,000	8,901,428
	F&G Annuities & Life, Inc., 6.50% due 6/4/2029	16,240,000	16,941,730
	F&G Global Funding,
[e]	1.75% due 6/30/2026	7,973,000	7,815,214
[e]	2.00% due 9/20/2028	3,081,000	2,861,479
[e]	5.875% due 1/16/2030	5,377,000	5,580,519
	Fairfax Financial Holdings Ltd.,
[f]	4.625% due 4/29/2030	4,673,000	4,689,262
[f]	5.625% due 8/16/2032	3,249,000	3,379,902
[e,f]	Fidelis Insurance Holdings Ltd., 4.875% due 6/30/2030	4,409,000	4,413,629
	Fidelity National Financial, Inc., 2.45% due 3/15/2031	5,137,000	4,551,793
	First American Financial Corp.,
	2.40% due 8/15/2031	2,261,000	1,970,009
	4.00% due 5/15/2030	1,457,000	1,409,196
[e]	Five Corners Funding Trust III, 5.791% due 2/15/2033	7,260,000	7,668,883
[e,h]	Fortitude Global Funding, 4.625% due 10/6/2028	7,342,000	7,346,699
[e]	Fortitude Group Holdings LLC, 6.25% due 4/1/2030	10,057,000	10,442,083
	GA Global Funding Trust,
[e]	1.625% due 1/15/2026	610,000	604,894
[e]	2.25% due 1/6/2027	2,971,000	2,897,735
[e]	4.40% due 9/23/2027	9,223,000	9,247,533
[e]	4.50% due 9/18/2030	6,500,000	6,455,280
[e]	Global Atlantic Fin Co., 4.40% due 10/15/2029	7,275,000	7,172,786
	Globe Life, Inc., 5.85% due 9/15/2034	7,582,000	7,958,143
	Horace Mann Educators Corp.,
	4.50% due 12/1/2025	3,402,000	3,399,551
	4.70% due 10/1/2030	7,908,000	7,830,897
	7.25% due 9/15/2028	6,000,000	6,437,580
[e,f]	Intact Financial Corp., 5.459% due 9/22/2032	5,922,000	6,107,714

See notes to financial statements.	Annual Financial Statements | 157

Schedule of Investments, Continued

Thornburg Strategic Income Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES/ PRINCIPAL AMOUNT	VALUE

	Jackson National Life Global Funding,
[e]	5.25% due 4/12/2028	$4,897,000	$4,999,543
[e]	5.50% due 1/9/2026	17,000,000	17,044,880
[e]	5.55% due 7/2/2027	5,350,000	5,467,219
	Lincoln National Corp., 5.852% due 3/15/2034	5,000,000	5,237,300
	Mercury General Corp., 4.40% due 3/15/2027	9,408,000	9,367,922
[e]	New York Life Global Funding, 4.55% due 1/28/2033	4,400,000	4,390,408
	NLG Global Funding,
[e]	4.35% due 9/15/2030	9,834,000	9,740,774
[e]	5.40% due 1/23/2030	11,985,000	12,425,688
[d,e]	Pacific Life Global Funding II, 4.823% (SOFR + 0.62%) due 6/4/2026	4,533,000	4,540,162
[e]	Peachtree Corners Funding Trust II, 6.012% due 5/15/2035	7,292,000	7,654,194
[f]	Pentair Finance SARL, 5.90% due 7/15/2032	9,193,000	9,752,670
[e]	Principal Life Global Funding II, 5.50% due 6/28/2028	6,400,000	6,607,424
[e]	Protective Life Corp., 3.40% due 1/15/2030	4,902,000	4,692,587
[e]	Protective Life Global Funding, 5.467% due 12/8/2028	4,850,000	5,028,771
	Reinsurance Group of America, Inc., 6.00% due 9/15/2033	7,001,000	7,466,987
	Reliance Standard Life Global Funding II,
[e]	1.512% due 9/28/2026	4,000,000	3,893,560
[e]	5.243% due 2/2/2026	22,908,000	22,944,882
[f]	RenaissanceRe Holdings Ltd., 5.75% due 6/5/2033	9,395,000	9,864,844
	RGA Global Funding,
[e]	2.70% due 1/18/2029	9,687,000	9,184,632
[e]	5.448% due 5/24/2029	4,000,000	4,151,320
[e]	5.50% due 1/11/2031	5,458,000	5,696,951
	Sammons Financial Group, Inc.,
[e]	4.45% due 5/12/2027	2,000,000	1,998,020
[e]	6.875% due 4/15/2034	6,610,000	7,263,993
	Stewart Information Services Corp., 3.60% due 11/15/2031	16,620,000	14,880,052
	Willis North America, Inc.,
	2.95% due 9/15/2029	3,000,000	2,849,490
	5.35% due 5/15/2033	9,835,000	10,167,423
			512,340,897
	MATERIALS — 3.2%
	Chemicals — 1.0%
	International Flavors & Fragrances, Inc. (EUR), 1.80% due 9/25/2026	13,400,000	15,601,701
[e,f]	Ma’aden Sukuk Ltd., 5.25% due 2/13/2030	26,000,000	26,853,580
	NOVA Chemicals Corp.,
[e,f]	5.25% due 6/1/2027	17,905,000	17,957,104
[e,f]	7.00% due 12/1/2031	5,000,000	5,266,250
[e,f]	9.00% due 2/15/2030	5,000,000	5,364,550
[e,f]	Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00% due 1/27/2030	12,383,000	11,338,865
	OCP SA,
[e,f]	3.75% due 6/23/2031	7,200,000	6,753,672
[e,f]	4.50% due 10/22/2025	4,800,000	4,796,304
[e,f]	SNF Group SACA, 3.125% due 3/15/2027	8,405,000	8,200,254
	Containers & Packaging — 1.5%
	Amcor Flexibles North America, Inc., 5.50% due 3/17/2035	6,570,000	6,769,137
[f]	Amcor Group Finance plc, 5.45% due 5/23/2029	4,400,000	4,547,004
[e,f]	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance plc, 3.25% due 9/1/2028	16,310,000	15,483,572
	Ball Corp.,
	2.875% due 8/15/2030	14,300,000	12,991,407
	3.125% due 9/15/2031	5,414,000	4,914,396
	5.50% due 9/15/2033	6,643,000	6,715,874
	6.00% due 6/15/2029	1,000,000	1,023,550
[e]	Berry Global, Inc., 4.875% due 7/15/2026	12,729,000	12,728,364
[e]	Crown Americas LLC, 5.875% due 6/1/2033	5,000,000	5,052,400
	Graphic Packaging International LLC,
[e]	3.50% due 3/15/2028 - 3/1/2029	12,150,000	11,650,929
[e]	6.375% due 7/15/2032	5,980,000	6,078,251
[e]	Matthews International Corp., 8.625% due 10/1/2027	7,730,000	7,997,844
[e]	OI European Group BV (EUR), 6.25% due 5/15/2028	3,000,000	3,636,340

158 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Strategic Income Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES/ PRINCIPAL AMOUNT	VALUE
	Sealed Air Corp.,
[e]	1.573% due 10/15/2026	$17,665,000	$17,118,092
[e]	5.00% due 4/15/2029	8,460,000	8,416,346
[e]	6.50% due 7/15/2032	4,000,000	4,147,240
[e]	Sealed Air Corp./Sealed Air Corp. U.S., 7.25% due 2/15/2031	500,000	525,060
[e]	Silgan Holdings, Inc., 1.40% due 4/1/2026	20,762,000	20,400,118
	Metals & Mining — 0.7%
[e,f]	Cia de Minas Buenaventura SAA, 6.80% due 2/4/2032	4,000,000	4,132,920
	Cleveland-Cliffs, Inc., 7.00% due 3/15/2027	5,000,000	5,000,000
[e,f,i]	Metalloinvest Finance DAC, 3.375% due 10/22/2028	7,500,000	3,786,600
[e,f]	Navoi Mining & Metallurgical Combinat, 6.70% due 10/17/2028	19,170,000	19,939,676
[e]	Novelis Corp., 3.875% due 8/15/2031	12,730,000	11,594,611
[e,f]	POSCO, 5.625% due 1/17/2026	2,350,000	2,358,131
[e]	Stillwater Mining Co., 4.50% due 11/16/2029	3,050,000	2,844,491
	WE Soda Investments Holding plc,
[e,f]	9.375% due 2/14/2031	4,150,000	3,974,787
[e,f]	9.50% due 10/6/2028	16,000,000	15,546,880
			321,506,300
	MEDIA & ENTERTAINMENT — 0.7%
	Entertainment — 0.0%
[e,f]	Flutter Treasury DAC, 5.875% due 6/4/2031	1,000,000	1,015,450
[e]	Flutter Treasury DAC (EUR), 4.00% due 6/4/2031	3,700,000	4,350,286
	Media — 0.7%
	CCO Holdings LLC/CCO Holdings Capital Corp.,
[e]	4.25% due 2/1/2031 - 1/15/2034	11,548,000	10,356,257
[e]	4.75% due 3/1/2030 - 2/1/2032	9,273,000	8,867,613
[e]	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875% due 8/15/2027	1,591,000	1,589,743
	News Corp.,
[e]	3.875% due 5/15/2029	2,000,000	1,932,520
[e]	5.125% due 2/15/2032	4,980,000	4,946,186
	Sirius XM Radio LLC,
[e]	4.00% due 7/15/2028	9,815,000	9,489,044
[e]	5.00% due 8/1/2027	11,960,000	11,903,908
[e]	5.50% due 7/1/2029	3,250,000	3,250,260
[e,f]	Telenet Finance Luxembourg Notes SARL, 5.50% due 3/1/2028	14,200,000	14,103,014
			71,804,281
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.3%
	Biotechnology — 0.1%
	Amgen, Inc., 5.25% due 3/2/2033	5,000,000	5,179,650
	Illumina, Inc.,
	4.65% due 9/9/2026	2,902,000	2,915,117
	5.80% due 12/12/2025	5,579,000	5,586,364
	Life Sciences Tools & Services — 0.1%
[e]	Avantor Funding, Inc., 4.625% due 7/15/2028	4,945,000	4,865,138
[e]	Avantor Funding, Inc. (EUR), 2.625% due 11/1/2025	4,230,769	4,965,250
	Pharmaceuticals — 0.1%
[a,i]	Atlas U.S. Royalty LLC Participation Rights, Zero Coupon due 3/15/2027	5,450,000	545
[e]	Bayer U.S. Finance II LLC, 4.25% due 12/15/2025	2,500,000	2,497,450
[e]	PRA Health Sciences, Inc., 2.875% due 7/15/2026	5,402,000	5,315,892
	Viatris, Inc., 2.30% due 6/22/2027	5,184,000	4,988,201
			36,313,607
	REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
	Real Estate Management & Development — 0.2%
[e]	Cushman & Wakefield U.S. Borrower LLC, 6.75% due 5/15/2028	13,774,000	13,904,440
[e]	Greystar Real Estate Partners LLC, 7.75% due 9/1/2030	2,490,000	2,629,041
			16,533,481
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.5%
	Semiconductors & Semiconductor Equipment — 0.5%
[e]	Broadcom, Inc., 3.187% due 11/15/2036	4,861,000	4,149,641

See notes to financial statements.	Annual Financial Statements | 159

Schedule of Investments, Continued

Thornburg Strategic Income Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES/ PRINCIPAL AMOUNT	VALUE

	Micron Technology, Inc.,
	5.65% due 11/1/2032	$4,651,000	$4,877,643
	6.75% due 11/1/2029	4,906,000	5,332,332
[e]	Qorvo, Inc., 3.375% due 4/1/2031	26,626,000	24,482,075
	SK Hynix, Inc.,
[e,f]	1.50% due 1/19/2026	4,400,000	4,361,324
[e,f]	6.25% due 1/17/2026	4,800,000	4,824,192
	Skyworks Solutions, Inc., 1.80% due 6/1/2026	2,701,000	2,655,812
			50,683,019
	SOFTWARE & SERVICES — 2.7%
	Information Technology Services — 1.0%
	Block Financial LLC, 2.50% due 7/15/2028	3,605,000	3,419,054
[e]	Boost Newco Borrower LLC, 7.50% due 1/15/2031	8,000,000	8,488,560
	Booz Allen Hamilton, Inc.,
[e]	3.875% due 9/1/2028	14,132,000	13,855,437
[e]	4.00% due 7/1/2029	7,440,000	7,270,368
	5.95% due 4/15/2035	4,992,000	5,206,456
	DXC Technology Co., 2.375% due 9/15/2028	11,657,000	10,981,127
	Genpact Luxembourg SARL/Genpact USA, Inc.,
[f]	1.75% due 4/10/2026	1,626,000	1,602,260
[f]	6.00% due 6/4/2029	4,424,000	4,609,454
	Global Payments, Inc.,
	1.20% due 3/1/2026	1,401,000	1,382,339
	5.30% due 8/15/2029	4,441,000	4,542,210
[e]	Insight Enterprises, Inc., 6.625% due 5/15/2032	4,700,000	4,826,195
[e]	Science Applications International Corp., 4.875% due 4/1/2028	33,305,000	33,010,251
[e]	Wipro IT Services LLC, 1.50% due 6/23/2026	3,953,000	3,871,766
	Internet Software & Services — 0.7%
[e]	Arches Buyer, Inc., 4.25% due 6/1/2028	19,319,000	18,932,040
[e]	Cogent Communications Group LLC/Cogent Finance, Inc., 7.00% due 6/15/2027	11,067,000	11,060,249
	eBay, Inc., 5.90% due 11/22/2025	3,650,000	3,653,066
	Prosus NV,
[e,f]	3.061% due 7/13/2031	656,000	595,209
[e,f]	4.193% due 1/19/2032	11,494,000	11,014,126
	Prosus NV (EUR),
[e]	1.288% due 7/13/2029	8,715,000	9,570,567
[e]	2.031% due 8/3/2032	7,000,000	7,395,122
	VeriSign, Inc., 5.25% due 6/1/2032	6,508,000	6,684,562
	Software — 1.0%
[e,f]	Constellation Software, Inc., 5.158% due 2/16/2029	9,218,000	9,411,209
	Fair Isaac Corp.,
[e]	4.00% due 6/15/2028	16,087,000	15,647,664
[e]	5.25% due 5/15/2026	20,710,000	20,719,941
[e]	6.00% due 5/15/2033	1,000,000	1,016,160
[e]	GoTo Group, Inc., 5.50% due 5/1/2028	5,292,209	2,802,260
	MSCI, Inc.,
[e]	3.875% due 2/15/2031	9,973,000	9,556,627
[e]	4.00% due 11/15/2029	6,289,000	6,148,441
	Open Text Corp.,
[e,f]	3.875% due 2/15/2028 - 12/1/2029	10,828,000	10,390,274
[e,f]	6.90% due 12/1/2027	18,395,000	19,143,861
	Paychex, Inc., 5.35% due 4/15/2032	3,044,000	3,158,150
	SS&C Technologies, Inc.,
[e]	5.50% due 9/30/2027	2,670,000	2,669,947
[e]	6.50% due 6/1/2032	6,700,000	6,927,532
			279,562,484
	TECHNOLOGY HARDWARE & EQUIPMENT — 1.4%
	Electronic Equipment, Instruments & Components — 1.2%
	Avnet, Inc., 6.25% due 3/15/2028	14,700,000	15,289,470
	CDW LLC/CDW Finance Corp.,
	3.25% due 2/15/2029	5,238,000	5,016,956

160 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Strategic Income Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES/ PRINCIPAL AMOUNT	VALUE

	4.25% due 4/1/2028	$18,083,000	$17,978,661
	5.10% due 3/1/2030	9,391,000	9,560,601
	Flex Ltd.,
[f]	4.875% due 5/12/2030	4,671,000	4,717,056
[f]	6.00% due 1/15/2028	3,886,000	4,016,492
	Sensata Technologies BV,
[e,f]	4.00% due 4/15/2029	2,000,000	1,920,640
[e,f]	5.875% due 9/1/2030	9,175,000	9,241,978
[e]	Sensata Technologies, Inc., 6.625% due 7/15/2032	800,000	829,744
	TD SYNNEX Corp., 1.75% due 8/9/2026	26,068,000	25,489,290
	Vontier Corp.,
	1.80% due 4/1/2026	4,453,000	4,392,172
	2.40% due 4/1/2028	11,254,000	10,715,834
[e]	WESCO Distribution, Inc., 6.375% due 3/15/2029 - 3/15/2033	7,315,000	7,550,085
[e]	Zebra Technologies Corp., 6.50% due 6/1/2032	5,630,000	5,782,855
	Technology Hardware, Storage & Peripherals — 0.2%
	Hewlett Packard Enterprise Co., 4.15% due 9/15/2028	9,000,000	8,988,930
	NetApp, Inc., 5.50% due 3/17/2032	9,933,000	10,326,645
			141,817,409
	TELECOMMUNICATION SERVICES — 0.7%
	Diversified Telecommunication Services — 0.2%
[e,f]	Sable International Finance Ltd., 7.125% due 10/15/2032	1,500,000	1,521,135
[e,f]	Videotron Ltd., 5.125% due 4/15/2027	7,150,000	7,153,360
	Virgin Media Secured Finance plc,
[e,f]	4.50% due 8/15/2030	6,500,000	6,129,175
[e,f]	5.50% due 5/15/2029	1,800,000	1,777,518
	Wireless Telecommunication Services — 0.5%
[e]	Crown Castle Towers LLC, 4.241% due 7/15/2048	455,000	449,684
	T-Mobile USA, Inc.,
	2.25% due 2/15/2026 - 11/15/2031	13,747,000	12,340,495
	5.125% due 5/15/2032	8,935,000	9,192,507
[e,f]	Turkcell Iletisim Hizmetleri AS, 7.45% due 1/24/2030	20,850,000	21,719,236
[e,f]	Vmed O2 U.K. Financing I plc, 4.25% due 1/31/2031	7,818,000	7,245,488
			67,528,598
	TRANSPORTATION — 0.6%
	Air Freight & Logistics — 0.1%
	Ryder System, Inc., 5.25% due 6/1/2028	6,533,000	6,708,019
	Ground Transportation — 0.1%
[d]	BNSF Funding Trust I, 6.613% (SOFR 3 Month + 2.35%) due 12/15/2055	11,990,000	11,995,395
	Passenger Airlines — 0.3%
	American Airlines Pass-Through Trust, Series 2016-3 Class B, 3.75% due 4/15/2027	438,261	437,069
[e]	British Airways Pass-Through Trust, Series 2020-1 Class A, 4.25% due 5/15/2034	815,669	794,013
[e,f]	Pegasus Hava Tasimaciligi AS, 8.00% due 9/11/2031	24,600,000	25,387,938
	Transportation Infrastructure — 0.1%
	Penske Truck Leasing Co. LP/PTL Finance Corp.,
[e]	5.35% due 3/30/2029	3,060,000	3,147,853
[e]	5.55% due 5/1/2028	6,440,000	6,629,851
[e]	5.75% due 5/24/2026	2,480,000	2,498,600
[e]	6.20% due 6/15/2030	2,400,000	2,565,072
			60,163,810
	UTILITIES — 5.6%
	Electric Utilities — 4.5%
	AEP Texas, Inc.,
	5.40% due 6/1/2033	5,106,000	5,249,581
	Series I, 2.10% due 7/1/2030	2,612,000	2,355,031
[e,f]	AES Espana BV, 5.70% due 5/4/2028	20,027,000	19,542,347
	Allegion U.S. Holding Co., Inc., 5.411% due 7/1/2032	4,659,000	4,864,369

See notes to financial statements.	Annual Financial Statements | 161

Schedule of Investments, Continued

Thornburg Strategic Income Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES/ PRINCIPAL AMOUNT	VALUE

	Alliant Energy Finance LLC,
[e]	1.40% due 3/15/2026	$1,500,000	$1,477,845
[e]	5.95% due 3/30/2029	3,415,000	3,572,124
	Arizona Public Service Co., 5.70% due 8/15/2034	6,776,000	7,102,197
	Black Hills Corp.,
	2.50% due 6/15/2030	1,000,000	920,180
[h]	4.55% due 1/31/2031	4,371,000	4,373,929
	6.15% due 5/15/2034	6,135,000	6,550,585
[e]	Boston Gas Co., 3.757% due 3/16/2032	6,140,000	5,779,643
	Comision Federal de Electricidad,
[e,f]	3.348% due 2/9/2031	16,177,000	14,589,227
[f]	5.00% due 9/29/2036	5,846,800	5,433,548
[e,f]	6.45% due 1/24/2035	4,000,000	4,077,040
	Dominion Energy, Inc.,
	4.60% due 5/15/2028	6,112,000	6,174,220
	5.375% due 11/15/2032	5,000,000	5,198,300
[c,d]	Series C, 4.35% (5-Yr. CMT + 3.20%) due 1/15/2027	19,650,000	19,354,660
	DTE Energy Co.,
	4.875% due 6/1/2028	9,605,000	9,771,743
	5.05% due 10/1/2035	6,155,000	6,119,609
	5.20% due 4/1/2030	5,700,000	5,874,420
	Duke Energy Corp., 4.95% due 9/15/2035	11,334,000	11,259,082
	Electricite de France SA,
[e,f]	5.65% due 4/22/2029	12,614,000	13,143,536
[e,f]	5.75% due 1/13/2035	25,825,000	26,857,742
[d,f]	Emera, Inc., Series 16-A, 6.75% (SOFR 3 Month + 5.44%) due 6/15/2076	13,999,000	14,084,814
	Enel Finance International NV,
[e,f]	2.125% due 7/12/2028	16,900,000	15,959,684
[e,f]	4.375% due 9/30/2030	3,998,000	3,970,614
[e,f]	5.00% due 6/15/2032	3,819,000	3,884,954
[e,f]	5.125% due 6/26/2029	9,739,000	9,976,632
	Entergy Texas, Inc.,
	1.50% due 9/1/2026	5,866,000	5,704,920
	3.45% due 12/1/2027	3,000,000	2,951,790
	Evergy Kansas Central, Inc., 5.25% due 3/15/2035	3,912,000	3,983,511
	Evergy Metro, Inc., 4.95% due 4/15/2033	4,663,000	4,734,344
	Eversource Energy,
	5.125% due 5/15/2033	4,950,000	5,019,993
	5.45% due 3/1/2028	5,181,000	5,321,198
[e]	FirstEnergy Pennsylvania Electric Co., 5.15% due 3/30/2026	5,230,000	5,248,880
[e]	Hawaiian Electric Co., Inc., 6.00% due 10/1/2033	998,000	1,005,864
	ITC Holdings Corp.,
[e]	2.95% due 5/14/2030	1,742,000	1,632,097
[e]	4.95% due 9/22/2027	4,910,000	4,968,674
[e]	5.40% due 6/1/2033	13,817,000	14,275,586
[e]	5.65% due 5/9/2034	21,000,000	21,844,200
[e]	Kentucky Power Co., 7.00% due 11/15/2033	17,064,000	18,671,429
[e]	Mid-Atlantic Interstate Transmission LLC, 4.10% due 5/15/2028	945,000	943,951
[e]	New York State Electric & Gas Corp., 5.65% due 8/15/2028	15,000,000	15,607,200
[e]	Niagara Mohawk Power Corp., 4.278% due 12/15/2028	7,700,000	7,698,922
	PPL Capital Funding, Inc., 5.25% due 9/1/2034	4,000,000	4,090,880
[e]	PSEG Power LLC, 5.20% due 5/15/2030	9,034,000	9,270,962
	Public Service Co. of Oklahoma, 5.45% due 1/15/2036	6,000,000	6,129,780
	Public Service Enterprise Group, Inc., 5.20% due 4/1/2029	9,543,000	9,846,372
	Puget Energy, Inc.,
	4.10% due 6/15/2030	6,876,000	6,714,620
	4.224% due 3/15/2032	8,255,000	7,899,540
	5.725% due 3/15/2035	6,812,000	7,017,790
	Southern Co.,
	3.25% due 7/1/2026	6,725,000	6,682,296
[d]	Series B, 4.00% (5-Yr. CMT + 3.73%) due 1/15/2051	22,174,000	22,093,287
	System Energy Resources, Inc., 6.00% due 4/15/2028	2,212,000	2,300,878
[e]	Toledo Edison Co., 2.65% due 5/1/2028	4,425,000	4,182,023

162 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Strategic Income Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES/ PRINCIPAL AMOUNT	VALUE

	Tucson Electric Power Co., 5.20% due 9/15/2034	$8,325,000	$8,480,761
	Virginia Electric & Power Co., 5.05% due 8/15/2034	5,961,000	6,045,527
	Xcel Energy, Inc., 5.45% due 8/15/2033	3,183,000	3,296,442
	Gas Utilities — 0.9%
[e,f]	APA Infrastructure Ltd., 5.125% due 9/16/2034	9,210,000	9,326,691
[e]	Brooklyn Union Gas Co., 3.407% due 3/10/2026	8,931,000	8,897,330
	CenterPoint Energy Resources Corp., 5.40% due 7/1/2034	6,427,000	6,635,299
[e,f]	ENN Clean Energy International Investment Ltd., 3.375% due 5/12/2026	9,524,000	9,446,665
[e]	KeySpan Gas East Corp., 5.994% due 3/6/2033	10,857,000	11,500,495
	Piedmont Natural Gas Co., Inc., 5.40% due 6/15/2033	4,945,000	5,138,003
	Snam SpA,
[e,f]	5.00% due 5/28/2030	4,200,000	4,261,194
[e,f]	Series 2025-2 Class A2, 5.75% due 5/28/2035	3,907,000	4,050,621
	Southern Co. Gas Capital Corp., 5.15% due 9/15/2032	6,950,000	7,133,202
	Southwest Gas Corp.,
	2.20% due 6/15/2030	7,880,000	7,158,901
	4.05% due 3/15/2032	3,026,000	2,906,352
	5.80% due 12/1/2027	4,610,000	4,754,754
	Spire, Inc., 5.30% due 3/1/2026	12,927,000	12,975,089
	Multi-Utilities — 0.2%
[e,f]	Aegea Finance SARL, 9.00% due 1/20/2031	18,400,000	19,493,512
			574,859,481
	TOTAL CORPORATE BONDS (Cost $4,100,361,400)		4,155,466,852

	CONVERTIBLE BONDS — 0.4%

	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 0.0%
	Broadline Retail — 0.0%
	Airbnb, Inc., Series 2025-1A Class D, Zero Coupon due 3/15/2026	1,200,000	1,174,524
			1,174,524
	FINANCIAL SERVICES — 0.2%
	Financial Services — 0.2%
[e]	Repay Holdings Corp., Zero Coupon due 2/1/2026	22,785,000	22,222,894
			22,222,894
	MEDIA & ENTERTAINMENT — 0.2%
	Media — 0.2%
	Comcast Holdings Corp. (Guaranty: Comcast Corp.), 2.00% due 10/15/2029	26,001,000	15,606,840
			15,606,840
	TOTAL CONVERTIBLE BONDS (Cost $40,091,689)		39,004,258

	LONG-TERM MUNICIPAL BONDS — 0.0%

	California (California Mtg Insurance) HFFA, 7.875% due 2/1/2026	450,000	451,312
	New York Transportation Development Corp. (Research Foundation of State University of New York), 4.248% due 9/1/2035	1,805,000	1,769,689
	TOTAL LONG-TERM MUNICIPAL BONDS (Cost $2,254,818)		2,221,001

	OTHER GOVERNMENT — 2.8%

[e]	Albania Government International Bonds (EUR), 5.90% due 6/9/2028	9,800,000	12,191,321
	Australia Government Bonds (AUD), Series 166, 3.00% due 11/21/2033	36,873,000	22,455,737
	Brazil Notas do Tesouro Nacional (BRL), Series F, 10.00% due 1/1/2029	98,800,000	17,529,267
[e,f]	Corp. Financiera de Desarrollo SA, 5.95% due 4/30/2029	8,725,000	9,092,323
	Dominican Republic International Bonds (DOP),
	9.75% due 6/5/2026	315,500,000	5,083,508
[e]	10.75% due 6/1/2036	1,009,000,000	17,533,387
[e,f]	Eagle Funding Luxco SARL, 5.50% due 8/17/2030	29,325,000	29,769,860
	Egypt Government Bonds (EGP), Series 3Y, 23.865% due 6/4/2027	580,450,000	12,128,797
[e,f]	Finance Department Government of Sharjah, 3.625% due 3/10/2033	15,632,000	14,011,431
[e]	Finance Department Government of Sharjah (EUR), 4.625% due 1/17/2031	14,450,000	17,381,354
	Indonesia Treasury Bonds (IDR),
	Series 101, 6.875% due 4/15/2029	216,734,000,000	13,662,110

See notes to financial statements.	Annual Financial Statements | 163

Schedule of Investments, Continued

Thornburg Strategic Income Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES/ PRINCIPAL AMOUNT	VALUE

	Series FR82, 7.00% due 9/15/2030	$45,000,000,000	$2,866,904
[f]	Mexico Government International Bonds, 5.375% due 3/22/2033	9,750,000	9,747,465
	New Zealand Government Bonds (NZD), 3.50% due 4/14/2033	17,550,000	9,883,723
	Nigeria Government International Bonds,
[e,f]	7.625% due 11/28/2047	10,000,000	8,603,000
[e,f]	8.25% due 9/28/2051	4,300,000	3,868,753
[f]	Panama Bonos del Tesoro, 3.362% due 6/30/2031	12,610,000	11,250,768
[f]	Panama Government International Bonds, 2.252% due 9/29/2032	13,300,000	10,800,132
	Republic of Uzbekistan International Bonds (UZS),
[e]	15.50% due 2/25/2028	92,000,000,000	7,742,224
	16.25% due 10/12/2026	15,500,000,000	1,326,350
[e]	16.625% due 5/29/2027	95,500,000,000	8,273,639
[e,f]	Saudi Government International Bonds, 5.125% due 1/13/2028	18,000,000	18,373,500
	U.K. Gilts (GBP), 4.125% due 7/22/2029	15,218,000	20,504,543
	TOTAL OTHER GOVERNMENT (Cost $268,868,608)		284,080,096

	U.S. TREASURY SECURITIES — 10.9%
	U.S. Treasury Inflation-Indexed Bonds,
	0.125%, 2/15/2051	57,421,910	31,842,244
	0.25%, 2/15/2050	59,782,843	35,344,271
	U.S. Treasury Inflation-Indexed Notes,
	0.125%, 1/15/2030	37,666,500	35,962,680
	1.75%, 1/15/2034	166,406,848	167,206,381
	2.125%, 4/15/2029	139,313,736	143,792,455
	U.S. Treasury Notes,
	1.125%, 5/15/2040 - 8/15/2040	264,700,000	167,474,234
	1.375%, 11/15/2040	207,290,000	135,159,558
	4.00%, 5/31/2030 - 2/15/2034	25,373,000	25,437,712
	4.25%, 11/15/2034 - 5/15/2035	93,262,000	94,227,574
	4.50%, 11/15/2033	59,640,000	61,671,487
	U.S. Treasury Strip Coupon,
	5.007%, 11/15/2041	25,000,000	11,537,999
	6.233%, 5/15/2037	110,000,000	65,557,895
	6.351%, 11/15/2036	50,000,000	30,582,874
	7.105%, 8/15/2040	80,000,000	39,603,312
	7.357%, 8/15/2038	25,000,000	13,906,067
	7.438%, 8/15/2043	50,000,000	20,825,894
	7.691%, 11/15/2042	40,000,000	17,397,452
	7.699%, 8/15/2039	25,000,000	13,125,503
	TOTAL U.S. TREASURY SECURITIES (Cost $1,085,275,780)		1,110,655,592

	U.S. GOVERNMENT AGENCIES — 0.3%
[c,d]	CoBank ACB, Series I, 6.25% (SOFR + 4.66%), 10/1/2026	8,064,000	8,087,870
[c,d]	Farm Credit Bank of Texas, Series 6, 7.00% (5-Yr. CMT + 3.01%), 9/15/2030	9,500,000	9,948,875
	Federal Home Loan Banks, 2.90%, 2/18/2037	22,380,000	18,485,656
	TOTAL U.S. GOVERNMENT AGENCIES (Cost $35,848,452)		36,522,401

	MORTGAGE BACKED — 27.6%
	Ajax Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2021-C Class A, 6.115% due 1/25/2061	3,492,023	3,491,253
[d,e]	Series 2021-G Class A, 4.875% due 6/25/2061	2,595,360	2,593,434
[d,e]	Series 2022-A Class A1, 3.50% due 10/25/2061	3,355,901	3,267,459
[d,e]	Series 2023-B Class A, 4.25% due 10/25/2062	8,221,739	8,128,908
[d,e]	Series 2023-C Class A1, 3.50% due 5/25/2063	8,784,526	8,561,436
	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2022-1 Class B1, 4.026% due 12/25/2066	4,575,000	3,612,527
[d,e]	Series 2022-6 Class A3, 4.30% due 7/25/2067	3,676,016	3,667,766
[d,e]	Series 2023-1 Class A1, 4.75% due 9/26/2067	11,451,421	11,393,910
[d,e]	Series 2023-2 Class A1, 4.65% due 10/25/2067	5,588,901	5,560,266
[d,e]	AOA Mortgage Trust, CMBS, Series 2021-1177 Class A, 5.14% (TSFR1M + 0.99%) due 10/15/2038	12,740,000	12,489,231
[d,e,f]	Arbor Realty Commercial Real Estate Notes Ltd., CMBS, Series 2022-FL1 Class A, 5.822% (SOFR30A + 1.45%) due 1/15/2037	9,893,307	9,893,303

164 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Strategic Income Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES/ PRINCIPAL AMOUNT	VALUE

	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-1 Class A1, 3.805% due 1/25/2049	$445,150	$433,755
[d,e]	Series 2019-3 Class A1, 2.962% due 10/25/2048	962,506	920,733
[d,e]	Series 2021-1R Class A1, 1.175% due 10/25/2048	1,945,287	1,674,907
	ATLX Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2024-RPL1 Class A1, 3.85% due 4/25/2064	11,186,501	10,843,764
[d,e]	Series 2024-RPL2 Class A1, 3.85% due 4/25/2063	10,796,869	10,386,082
[d,e]	Barclays Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-INV1 Class A3, 4.53% due 2/25/2062	12,019,838	11,641,764
	Barclays Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2021-NPL1 Class A, 5.00% due 11/25/2051	5,004,288	5,002,720
[d,e]	Series 2022-RPL1 Class A, 4.25% due 2/25/2028	14,049,566	13,984,357
[d]	Bear Stearns ARM Trust, Whole Loan Securities Trust CMO, Series 2003-6 Class 2B1, 6.375% due 8/25/2033	18,343	18,978
[d,e]	BPR Trust, CMBS, Series 2023-BRK2 Class A, 7.147% due 10/5/2038	4,250,000	4,469,695
[d,e]	BRAVO Residential Funding Trust, Whole Loan Securities Trust CMO, Series 2024-NQM4 Class A1A, 4.35% due 1/25/2060	24,764,688	24,413,416
[d,e]	BX Trust, CMBS, Series 2025-LIFE Class A, 6.08% due 6/13/2047	23,150,000	23,839,019
[e]	BXP Trust, CMBS, Series 2021-601L Class A, 2.618% due 1/15/2044	6,760,000	5,856,883
[e]	Century Plaza Towers, CMBS, Series 2019-CPT Class A, 2.865% due 11/13/2039	5,080,000	4,667,412
	Chase Home Lending Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-1 Class B4, 3.88% due 3/25/2050	663,465	580,384
[d,e]	Series 2019-1 Class B5, 3.88% due 3/25/2050	342,311	268,836
[d,e]	Series 2019-1 Class B6, 3.88% due 3/25/2050	521,093	336,892
[d,e]	Chase Mortgage Finance Corp., Whole Loan Securities Trust CMO, Series 2016-SH2 Class M4, 3.75% due 12/25/2045	1,935,525	1,785,827
	CHNGE Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2022-1 Class A1, 3.007% due 1/25/2067	17,125,861	16,528,697
[d,e]	Series 2022-1 Class B2, 4.554% due 1/25/2067	4,700,000	3,926,264
[d,e]	Series 2022-2 Class B2, 4.594% due 3/25/2067	7,015,000	5,288,341
[d,e]	Series 2023-1 Class A1, 7.065% due 3/25/2058	5,932,599	5,946,346
	CIM Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2018-INV1 Class A4, 4.00% due 8/25/2048	127,174	118,963
[d,e,g]	Series 2020-J1 Class AIO1, 0.44% due 10/25/2049	12,270,702	259,014
[d,e,g]	Series 2020-J1 Class AIO2, 0.50% due 10/25/2049	10,944,385	292,823
[d,e,g]	Series 2020-J1 Class AIOS, 0.20% due 10/25/2049	15,252,535	161,799
[d,e]	Series 2020-J1 Class B4, 3.44% due 10/25/2049	319,529	273,257
[d,e]	Series 2020-J1 Class B5, 3.44% due 10/25/2049	161,529	103,548
[d,e]	Series 2020-J1 Class B6, 3.44% due 10/25/2049	286,799	135,215
[d,e,g]	Series 2020-J2 Class AX1, 0.252% due 1/25/2051	94,779,912	1,353,467
[d,e,g]	Series 2020-J2 Class AXS, 0.21% due 1/25/2051	101,345,022	1,233,470
[d,e]	Series 2020-J2 Class B4, 2.752% due 1/25/2051	491,000	236,402
[d,e]	Series 2020-J2 Class B5, 2.752% due 1/25/2051	164,000	77,315
[d,e]	Series 2020-J2 Class B6, 2.752% due 1/25/2051	654,523	262,217
[d,e]	Series 2023-I1 Class M1, 7.051% due 4/25/2058	10,705,000	10,740,517
[d,e]	Series 2023-I2 Class A1, 6.639% due 12/25/2067	9,826,071	9,907,240
[d,e]	Series 2024-R1 Class A1, 4.75% due 6/25/2064	13,917,237	13,864,034
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d]	Series 2004-HYB2 Class B1, 6.369% due 3/25/2034	16,141	7,037
[d,e]	Series 2014-A Class A, 4.00% due 1/25/2035	267,727	261,620
[d,e]	Series 2020-EXP1 Class B1, 4.467% due 5/25/2060	1,180,900	976,939
[d,e]	Series 2020-EXP1 Class B2, 4.467% due 5/25/2060	770,600	630,398
[d,e]	Series 2020-EXP1 Class B3, 4.467% due 5/25/2060	386,242	253,540
[e,g]	Series 2020-EXP1 Class XS, due 5/25/2060	17,035,357	548,368
[d,e]	Series 2020-EXP2 Class B5, 4.059% due 8/25/2050	153,000	91,267
[d,e]	Series 2020-EXP2 Class B6, 4.059% due 8/25/2050	372,000	192,092
[d,e]	Series 2021-J1 Class B4, 2.609% due 4/25/2051	425,000	196,398
[d,e]	Series 2021-J1 Class B5, 2.609% due 4/25/2051	666,000	274,421
[d,e]	Series 2021-J1 Class B6, 2.609% due 4/25/2051	503,782	181,846
[d,e]	Series 2021-J2 Class A7A, 2.50% due 7/25/2051	10,550,858	9,449,522
[d,e]	Series 2021-J2 Class B4, 2.768% due 7/25/2051	2,281,541	1,081,623
[d,e]	Series 2021-J2 Class B5, 2.768% due 7/25/2051	623,000	287,411
[d,e]	Series 2021-J2 Class B6, 2.768% due 7/25/2051	1,247,350	491,554
[d,e]	Series 2021-J3 Class B4, 2.861% due 9/25/2051	1,032,000	564,887
[d,e]	Series 2021-J3 Class B5, 2.861% due 9/25/2051	173,000	80,478
[d,e]	Series 2021-J3 Class B6, 2.861% due 9/25/2051	573,357	230,918
[d,e,g]	Series 2022-INV1 Class A5IX, 0.288% due 11/27/2051	178,366,634	2,873,130

See notes to financial statements.	Annual Financial Statements | 165

Schedule of Investments, Continued

Thornburg Strategic Income Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES/ PRINCIPAL AMOUNT	VALUE

[d,e]	Series 2022-INV1 Class B4, 3.288% due 11/27/2051	$1,269,095	$1,048,475
[d,e]	Series 2022-INV1 Class B6, 3.288% due 11/27/2051	3,199,407	1,550,171
[d,e]	Series 2022-J1 Class B4, 2.903% due 2/25/2052	700,598	371,485
[d,e]	Series 2022-J1 Class B5, 2.903% due 2/25/2052	527,000	244,079
[d,e]	Series 2022-J1 Class B6, 2.903% due 2/25/2052	1,404,735	552,261
[e]	Cogent Ipv4 LLC, CMBS, Series 2024-1A Class A2, 7.924% due 5/25/2054	4,370,000	4,537,400
[e]	COMM Mortgage Trust, CMBS, Series 2024-277P Class A, 6.338% due 8/10/2044	9,000,000	9,483,583
	Cross Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2023-H1 Class A1, 6.615% due 3/25/2068	5,453,824	5,497,139
[d,e]	Series 2024-H4 Class A1, 6.147% due 7/25/2069	9,157,985	9,279,034
	CSMC Trust, CMBS,
[e]	Series 2020-WEST Class A, 3.04% due 2/15/2035	22,257,500	18,866,013
[d,e]	Series 2021-BPNY Class A, 7.98% (TSFR1M + 3.83%) due 8/15/2026	12,573,585	11,968,847
	CSMC Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-AFC1 Class B2, 5.141% due 7/25/2049	2,366,448	2,241,916
[d,e,g]	Series 2021-AFC1 Class AIOS, 0.25% due 3/25/2056	40,856,096	401,035
[d,e]	Series 2021-AFC1 Class B3, 4.315% due 3/25/2056	146,228	102,741
[d,e,g]	Series 2021-AFC1 Class XS, 3.233% due 3/25/2056	42,977,209	7,052,130
[d,e]	Series 2021-NQM3 Class A1, 1.015% due 4/25/2066	1,927,245	1,655,985
[d,e]	Series 2021-NQM3 Class B2, 4.128% due 4/25/2066	2,650,000	2,021,380
[d,e]	Series 2021-NQM8 Class B2, 4.256% due 10/25/2066	3,478,650	3,075,780
[d,e]	Series 2021-RP11 Class A1, 2.25% due 10/25/2061	13,004,686	10,942,530
[d,e]	Series 2022-ATH2 Class A1, 4.547% due 5/25/2067	4,436,096	4,417,546
[d,e]	Series 2022-NQM5 Class A3, 5.169% due 5/25/2067	3,123,692	3,110,832
[e]	DC Office Trust, CMBS, Series 2019-MTC Class A, 2.965% due 9/15/2045	10,082,000	9,231,245
	Deephaven Residential Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2020-2 Class B3, 6.423% due 5/25/2065	4,825,000	4,876,053
[d,e]	Series 2021-1 Class A1, 0.715% due 5/25/2065	418,837	398,711
	Ellington Financial Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-2 Class A1, 2.739% due 11/25/2059	493,785	478,763
[d,e]	Series 2022-1 Class B2, 3.859% due 1/25/2067	6,901,000	4,857,472
[d,e]	FARM Mortgage Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 4.694% due 10/1/2053	8,827,219	8,574,053
	Federal Home Loan Mtg Corp.,
[d]	Pool 1L0322, 6.147% (H15T1Y + 2.07%) due 2/1/2048	1,868,722	1,921,239
[d]	Pool 760025, 3.702% (5-Yr. CMT + 1.31%) due 10/1/2047	2,976,867	2,906,874
[d]	Pool 841097, 3.256% (5-Yr. CMT + 1.30%) due 9/1/2048	4,198,990	4,081,317
[d]	Pool 841355, 1.897% (2.16% - SOFR30A) due 11/1/2051	4,358,276	4,138,856
[d]	Pool 841362, 1.705% (2.15% - SOFR30A) due 2/1/2052	5,559,690	5,208,110
[d]	Pool 841377, 1.942% (2.24% - SOFR30A) due 4/1/2052	5,751,575	5,397,410
[d]	Pool 841463, 2.158% (2.18% - SOFR30A) due 7/1/2052	14,847,321	13,458,505
	Pool RE6097, 2.00% due 5/1/2051	11,379,089	9,013,633
	Pool WN1497, 4.75% due 1/1/2030	8,425,000	8,522,196
	Federal Home Loan Mtg Corp., CMO REMIC,
	Series 5461 Class PA, 4.50% due 8/25/2054	28,024,617	27,555,335
	Series 5462 Class P, 4.50% due 10/25/2054	18,998,413	18,715,557
	Series 5469 Class QA, 4.50% due 11/25/2054	22,267,987	21,951,615
[d]	Series 5502 Class FH, 5.756% (SOFR30A + 1.40%) due 2/25/2055	21,002,338	21,109,978
[d]	Series 5552 Class PD, 5.00% due 9/25/2054	23,350,951	23,470,560
	Series 5565 Class QA, 4.50% due 8/25/2055	22,921,625	22,819,524
	Federal Home Loan Mtg Corp., Multifamily Structured Pass-Through Certificates, CMBS,
[d,g]	Series KIR1 Class X, 1.142% due 3/25/2026	31,227,938	52,937
	Series KJ46 Class A2, 4.796% due 10/25/2031	10,518,000	10,812,827
[d]	Series KJ47 Class A2, 5.43% due 6/25/2031	7,257,000	7,589,883
	Series KJ48 Class A2, 5.028% due 10/25/2031	18,483,000	19,168,789
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
	Series 2020-2 Class MA, 2.00% due 11/25/2059	2,250,265	2,046,688
	Series 2020-3 Class MTU, 2.50% due 5/25/2060	26,737,787	21,767,031
	Series 2022-1 Class MTU, 3.25% due 11/25/2061	20,158,690	17,396,726
	Series 2024-1 Class MT, 3.00% due 11/25/2063	9,473,694	7,882,976
	Series 2024-2 Class MT, 3.50% due 5/25/2064	13,187,016	11,360,336
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool RA7373, 3.00% due 5/1/2052	2,838,621	2,510,150
	Pool SD1374, 3.00% due 3/1/2052	7,462,642	6,558,506

166 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Strategic Income Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES/ PRINCIPAL AMOUNT	VALUE

	Pool SD1588, 5.00% due 9/1/2052	$4,643,263	$4,655,111
	Pool SD1626, 5.00% due 10/1/2052	6,579,612	6,602,196
	Pool SD3632, 2.50% due 7/1/2052	34,551,964	29,253,554
	Pool SD4175, 2.50% due 6/1/2052	39,401,132	33,362,172
	Pool SD4176, 3.00% due 9/1/2052	105,337,444	92,835,424
	Pool SD5171, 2.50% due 1/1/2054	31,727,341	26,864,533
	Pool SD6509, 6.00% due 8/1/2054	25,122,246	25,742,530
	Pool SD8140, 2.00% due 4/1/2051	31,765,809	25,817,401
	Pool SD8225, 3.00% due 7/1/2052	14,411,473	12,699,366
	Pool SD8367, 5.50% due 10/1/2053	14,599,065	14,764,160
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO,
[d,e]	Series 2017-SC01 Class M1, 3.651% due 12/25/2046	156,154	153,951
[d,e]	Series 2017-SC02 Class M1, 3.85% due 5/25/2047	14,149	14,069
	Federal National Mtg Assoc.,
[d]	Pool BH4523, 2.812% (5-Yr. CMT + 1.15%) due 4/1/2047	4,472,102	4,328,135
[d]	Pool BH4524, 3.37% (5-Yr. CMT + 1.15%) due 6/1/2046	8,430,580	8,191,645
	Pool BL8603, 2.07% due 10/1/2050	11,237,121	7,936,780
[d]	Pool BM6885, 1.606% (2.20% - SOFR30A) due 12/1/2051	6,328,021	5,930,964
	Pool BM6899, 2.50% due 1/1/2052	9,944,436	8,197,208
[d]	Pool BM6929, 1.928% (2.13% - SOFR30A) due 7/1/2051	6,407,368	6,114,582
[d]	Pool BO9998, 2.736% (H15T1Y + 2.03%) due 3/1/2048	3,435,844	3,406,081
	Pool BS1289, 2.17% due 3/1/2051	15,746,794	10,853,076
[d]	Pool BU9934, 1.839% (2.37% - SOFR30A) due 2/1/2052	13,794,128	12,436,762
	Pool BZ3061, 5.26% due 2/1/2030	29,454,000	30,326,998
[d]	Pool CB2214, 1.525% (2.20% - SOFR30A) due 11/1/2051	6,959,296	6,537,639
	Federal National Mtg Assoc., CMO REMIC,
	Series 2024-25 Class VB, 5.50% due 3/25/2035	13,342,218	13,660,943
	Series 2024-70 Class MP, 4.50% due 10/25/2054	20,642,792	20,424,219
	Series 2025-90 Class PC, 4.00% due 10/25/2055	29,200,000	28,278,033
	Federal National Mtg Assoc., UMBS Collateral,
	Pool BV4119, 2.50% due 3/1/2052	48,134,325	40,753,112
	Pool BW8669, 5.00% due 9/1/2052	4,489,260	4,466,288
	Pool CB2301, 3.00% due 12/1/2051	36,028,987	31,661,978
	Pool CB3050, 2.50% due 3/1/2052	23,262,891	19,697,419
	Pool CB3880, 5.00% due 6/1/2052	2,407,129	2,416,575
	Pool FS6130, 2.50% due 7/1/2052	26,208,807	22,191,817
	Pool FS6157, 3.00% due 9/1/2052	116,185,719	102,423,168
	Pool FS7577, 2.50% due 1/1/2054	26,953,965	22,822,766
	Pool FS7757, 2.50% due 2/1/2052	26,185,590	22,097,906
	Pool FS7879, 2.50% due 7/1/2052	19,305,128	16,277,245
	Pool MA5138, 5.50% due 9/1/2053	8,121,889	8,199,169
	Pool MA5139, 6.00% due 9/1/2053	6,770,723	6,936,488
	Pool MA5166, 6.00% due 10/1/2053	13,094,986	13,406,030
	First Republic Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e,g]	Series 2020-1 Class A2IO, 1.241% due 4/25/2050	107,080,568	3,114,181
[d,e]	Series 2020-1 Class B3, 2.881% due 4/25/2050	1,384,542	1,256,472
[d,e]	Series 2020-1 Class B4, 2.881% due 4/25/2050	1,325,000	1,182,584
[d,e]	Series 2020-1 Class B6, 2.881% due 4/25/2050	755,000	515,263
	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2017-1 Class 2A2, 3.00% due 3/25/2047	136,261	126,793
[d,e]	Series 2018-3INV Class B4, 4.44% due 5/25/2048	4,727,763	4,368,889
[d,e]	Series 2019-2 Class B3, 4.00% due 12/25/2049	3,338,128	3,025,427
[d,e,g]	Series 2020-2 Class AX1, 0.652% due 8/25/2050	21,775,391	718,222
[d,e,g]	Series 2020-2 Class AX2, 0.50% due 8/25/2050	3,731,719	100,817
[d,e]	Series 2020-2 Class B4, 3.652% due 8/25/2050	195,036	169,431
[d,e]	Series 2020-2 Class B5, 3.652% due 8/25/2050	582,437	505,254
[d,e]	Series 2020-2 Class B6C, 3.495% due 8/25/2050	778,497	433,856
[d,e,g]	Series 2021-13IN Class AX1, 0.173% due 12/30/2051	149,163,298	1,415,604
[d,e,g]	Series 2021-13IN Class AX17, 0.18% due 12/30/2051	12,331,699	132,249
[d,e,g]	Series 2021-13IN Class AX4, 0.50% due 12/30/2051	11,278,691	335,988
[d,e]	Series 2021-13IN Class B4, 3.353% due 12/30/2051	2,459,497	2,024,767
[d,e]	Series 2021-13IN Class B5, 3.353% due 12/30/2051	448,366	340,620
[d,e]	Series 2021-13IN Class B6C, 3.203% due 12/30/2051	3,907,947	2,487,556

See notes to financial statements.	Annual Financial Statements | 167

Schedule of Investments, Continued

Thornburg Strategic Income Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES/ PRINCIPAL AMOUNT	VALUE

	GCAT Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-NQM3 Class A1, 3.686% due 11/25/2059	$382,696	$374,244
[d,e]	Series 2021-CM1 Class A, 2.469% due 4/25/2065	1,990,515	1,903,089
[d,e]	Series 2021-CM2 Class A1, 2.352% due 8/25/2066	13,468,339	12,600,802
[d,e]	Series 2021-NQM1 Class M1, 2.316% due 1/25/2066	6,112,000	4,529,658
[d,e]	Series 2021-NQM4 Class A1, 1.093% due 8/25/2066	3,120,414	2,586,617
[d,e]	Series 2023-NQM4 Class A1, 4.25% due 5/25/2067	16,142,963	15,185,249
[d,e]	Glebe Funding Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 8.099% due 11/29/2028	26,417,065	26,712,186
	Government National Mtg Assoc.,
	Pool MA7368, 3.00% due 5/20/2051	20,812,302	18,619,523
	Pool MA7706, 3.00% due 11/20/2051	92,472,920	82,687,149
	Pool MA8098, 3.00% due 6/20/2052	163,850,790	146,393,055
	Government National Mtg Assoc., CMO,
	Series 2021-27 Class ED, 1.00% due 2/20/2051	8,975,341	6,971,480
	Series 2025-139 Class DT, 5.00% due 3/20/2065	24,713,903	24,749,787
[d,e,f]	Greystone Commercial Real Estate Notes Ltd., CMBS, Series 2021-FL3 Class A, 5.285% (TSFR1M + 1.13%) due 7/15/2039	1,105,579	1,104,973
[d,e]	GS Mortgage-Backed Securities Corp. Trust, Whole Loan Securities Trust CMO, Series 2023-CCM1 Class A1, 6.65% due 8/25/2053	8,549,430	8,563,377
	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO,
[d,e,g]	Series 2020-INV1 Class A11X, 3.392% due 10/25/2050	800,614	122,008
[d,e,g]	Series 2020-INV1 Class A12X, 2.907% due 10/25/2050	9,586,151	1,252,180
[d,e,g]	Series 2020-INV1 Class AIOS, 0.189% due 10/25/2050	53,436,363	380,536
[d,e,g]	Series 2020-INV1 Class AX1, due 10/25/2050	34,829,971	348
[d,e,g]	Series 2020-INV1 Class AX2, 0.407% due 10/25/2050	1,727,640	22,851
[d,e,g]	Series 2020-INV1 Class AX4, 0.921% due 10/25/2050	1,859,783	57,289
[d,e]	Series 2020-INV1 Class B4, 3.828% due 10/25/2050	1,181,348	1,033,152
[d,e]	Series 2020-INV1 Class B5, 3.828% due 10/25/2050	1,184,144	1,045,425
[d,e]	Series 2020-INV1 Class B6, 3.828% due 10/25/2050	2,932,477	2,010,550
[d,e,g]	Series 2020-INV1 Class BX, 0.328% due 10/25/2050	13,478,785	205,874
[d,e,g]	Series 2020-PJ3 Class A11X, 3.50% due 10/25/2050	2,051,010	264,194
[d,e]	Series 2023-PJ2 Class A4, 5.50% due 5/25/2053	5,996,961	6,017,897
[d,e]	Series 2024-RPL2 Class A1, 3.75% due 7/25/2061	5,646,865	5,504,477
[d,e]	Series 2024-RPL4 Class A1, 3.90% due 9/25/2061	4,991,425	4,869,482
	Harvest Commercial Capital Loan Trust, CMBS, Series 2024-1 Class A, 6.164% due 10/25/2056	18,202,192	18,651,675
[d,e]	HOMES Trust, Whole Loan Securities Trust CMO, Series 2024-NQM1 Class A1, 5.915% due 7/25/2069	7,935,160	8,009,891
[d,e]	Homeward Opportunities Fund I Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class B3, 6.427% due 5/25/2065	21,906,281	21,522,001
	Homeward Opportunities Fund Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2022-1 A Class A1, 5.082% due 7/25/2067	4,449,323	4,432,509
[d,e]	Series 2024-RTL1 Class A1, 7.12% due 7/25/2029	22,320,000	22,403,959
[d,e]	Hudson Yards Mortgage Trust, CMBS, Series 2019-55HY Class A, 3.041% due 12/10/2041	5,870,000	5,497,240
	Imperial Fund Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2021-NQM3 Class B2, 4.12% due 11/25/2056	5,408,000	4,056,686
[d,e]	Series 2021-NQM4 Class A1, 2.091% due 1/25/2057	3,413,695	2,959,912
[d,e]	Series 2021-NQM4 Class B2, 4.10% due 1/25/2057	2,500,000	1,824,271
[d,e]	Series 2022-NQM1 Class A1, 2.493% due 2/25/2067	13,059,488	11,874,331
[d,e]	Series 2022-NQM2 Class B2, 4.20% due 3/25/2067	15,600,000	11,766,543
[d,e]	Series 2022-NQM4 Class A1, 4.767% due 6/25/2067	10,635,749	10,593,198
[d,e]	Series 2022-NQM4 Class A3, 5.04% due 6/25/2067	3,221,530	3,207,771
[d,e]	Series 2022-NQM6 Class A1, 6.819% due 10/25/2067	11,421,006	11,380,828
[d,e]	Series 2022-NQM7 Class A1, 7.369% due 11/25/2067	7,151,775	7,172,315
	JP Morgan Chase Commercial Mortgage Securities Trust, CMBS,
[d,e]	Series 2025-BHR5 Class A, 5.844% (TSFR1M + 1.69%) due 3/15/2040	2,624,136	2,624,091
[d,e]	Series 2025-BHR5 Class B, 6.293% (TSFR1M + 2.14%) due 3/15/2040	8,240,000	8,225,824
	JP Morgan Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2015-4 Class B4, 3.507% due 6/25/2045	830,166	609,590
[d,e]	Series 2017-5 Class B6, 4.967% due 10/26/2048	3,073,715	2,375,570
[d,e]	Series 2019-8 Class B4, 4.143% due 3/25/2050	3,107,803	2,866,642
[d,e,g]	Series 2020-3 Class AX1, 0.133% due 8/25/2050	7,755,298	43,428
[d,e,g]	Series 2020-4 Class A11X, 0.813% (5.14% - TSFR1M) due 11/25/2050	1,536,780	50,258
[d,e,g]	Series 2020-4 Class A3X, 0.50% due 11/25/2050	6,966,736	160,723
[d,e,g]	Series 2020-4 Class AX1, 0.082% due 11/25/2050	25,732,611	64,625
[d,e,g]	Series 2020-4 Class AX3, 3.50% due 11/25/2050	711,913	116,488
[d,e,g]	Series 2020-4 Class AX4, 0.55% due 11/25/2050	1,643,074	41,650
[d,e]	Series 2020-4 Class B4, 3.632% due 11/25/2050	1,217,471	1,062,652

168 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Strategic Income Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES/ PRINCIPAL AMOUNT	VALUE

[d,e]	Series 2020-4 Class B5, 3.632% due 11/25/2050	$561,438	$442,144
[d,e]	Series 2020-4 Class B6, 3.536% due 11/25/2050	1,054,996	533,633
[d,e]	Series 2020-7 Class B4, 3.509% due 1/25/2051	578,586	500,748
[d,e]	Series 2020-7 Class B5, 3.509% due 1/25/2051	403,603	246,586
[d,e]	Series 2020-7 Class B6, 3.509% due 1/25/2051	581,120	282,877
[d,e]	Series 2020-LTV1 Class B3A, 3.752% due 6/25/2050	2,561,279	2,243,592
[d,e]	Series 2021-11 Class B5, 3.02% due 1/25/2052	2,217,159	1,743,235
[d,e]	Series 2021-11 Class B6, 2.723% due 1/25/2052	2,521,504	1,272,047
[d,e]	Series 2021-LTV2 Class A1, 2.52% due 5/25/2052	11,499,528	9,485,033
[d,e]	Series 2022- LTV1 Class A1, 3.25% due 7/25/2052	14,856,246	13,165,330
[d,e]	Series 2022-2 Class B4, 3.122% due 8/25/2052	3,096,152	2,449,407
[d,e]	Series 2022-2 Class B5, 3.122% due 8/25/2052	1,646,811	1,078,024
[d,e]	Series 2022-2 Class B6, 2.394% due 8/25/2052	1,806,360	747,240
[d,e]	Series 2022-3 Class B4, 3.097% due 8/25/2052	2,538,660	1,990,495
[d,e]	Series 2022-3 Class B5, 3.097% due 8/25/2052	1,615,176	780,941
[d,e]	Series 2022-3 Class B6, 2.319% due 8/25/2052	1,460,644	603,244
[d,e]	Series 2022-DSC1 Class A1, 4.75% due 1/25/2063	7,149,477	7,117,793
[d,e]	Series 2023-1 Class A2, 5.50% due 6/25/2053	5,676,121	5,696,020
[d,e]	Series 2023-3 Class A4B, 5.50% due 10/25/2053	6,364,644	6,402,371
[d,e]	Series 2025-CCM1 Class A4, 5.50% due 6/25/2055	21,469,056	21,699,158
[d,e]	JP Morgan Wealth Management, Whole Loan Securities Trust CMO, Series 2021-CL1 Class M1, 5.656% (SOFR30A + 1.30%) due 3/25/2051	3,617,360	3,584,037
[d,e]	LEX Mortgage Trust, CMBS, Series 2024-BBG Class A, 5.036% due 10/13/2033	5,400,000	5,435,650
[e]	Manhattan West Mortgage Trust, CMBS, Series 2020-1MW Class A, 2.13% due 9/10/2039	3,698,000	3,523,793
	Mello Mortgage Capital Acceptance, Whole Loan Securities Trust CMO,
[d,e,g]	Series 2021-INV2 Class AX1, 0.11% due 8/25/2051	89,212,321	375,013
[d,e,g]	Series 2021-INV2 Class AX4, 0.70% due 8/25/2051	6,112,669	248,930
[d,e]	Series 2021-INV2 Class B5, 3.31% due 8/25/2051	301,567	239,738
[d,e]	Series 2021-INV2 Class B6, 2.607% due 8/25/2051	1,460,776	798,253
[d,e,g]	Series 2021-INV3 Class AX1, 0.153% due 10/25/2051	108,101,590	708,757
[d,e,g]	Series 2021-INV3 Class AX4, 0.55% due 10/25/2051	8,793,114	236,796
[d,e]	Series 2021-INV3 Class B5, 3.203% due 10/25/2051	416,366	325,698
[d,e]	Series 2021-INV3 Class B6, 3.087% due 10/25/2051	1,855,078	1,039,483
[d]	Merrill Lynch Mortgage Investors Trust, Whole Loan Securities Trust CMO, Series 2004-A4 Class M1, 5.123% due 8/25/2034	29,292	27,740
[d,e]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	215,062	213,358
	MFA Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2020-NQM2 Class A1, 1.381% due 4/25/2065	4,233,155	4,118,281
[d,e]	Series 2020-NQM3 Class M1, 2.654% due 1/26/2065	800,000	736,901
[d,e]	Series 2021-INV1 Class A1, 0.852% due 1/25/2056	1,452,728	1,383,887
[d,e]	Series 2021-INV2 Class A1, 1.906% due 11/25/2056	6,883,168	6,154,788
[d,e]	Series 2022-CHM1 Class A1, 4.875% due 9/25/2056	6,424,112	6,377,371
[d,e]	Series 2022-INV1 Class A3, 4.25% due 4/25/2066	4,950,000	4,613,143
[d,e]	Series 2022-NQM2 Class A1, 4.00% due 5/25/2067	24,939,722	25,258,980
[d,e]	Series 2022-NQM3 Class A1, 5.57% due 9/25/2067	6,245,484	6,224,649
[d]	Series 2024-NPL1 Class A1, 6.33% due 9/25/2054	16,426,684	16,446,674
[d,e]	Series 2024-RPL1 Class A1, 4.25% due 2/25/2066	12,228,485	11,896,050
[d,e]	Mill City Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2023-NQM1 Class A1, 6.05% due 10/25/2067	14,635,557	14,635,705
[d,e]	Mill City Securities Ltd., Whole Loan Securities Trust CMO, Series 2024-RS1 Class A1, 3.00% due 11/1/2069	9,307,153	8,847,193
[e]	Morgan Stanley Capital I Trust, CMBS, Series 2024-BPR2 Class A, 7.291% due 5/5/2029	14,702,586	15,505,149
	Morgan Stanley Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2024-NQM1 Class A1, 6.152% due 12/25/2068	12,069,164	12,170,331
[d]	Series 2024-RPL1 Class A1, 4.00% due 6/25/2064	20,420,322	19,979,328
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2017-3A Class A1, 4.00% due 4/25/2057	631,492	610,518
[d,e]	Series 2017-4A Class A1, 4.00% due 5/25/2057	541,415	519,780
[d,e]	Series 2017-5A Class A1, 5.772% (TSFR1M + 1.61%) due 6/25/2057	284,196	287,702
[d,e]	Series 2017-6A Class A1, 4.00% due 8/27/2057	280,916	274,934
[d,e]	Series 2018-1A Class A1A, 4.00% due 12/25/2057	529,647	516,082
[d,e,g]	Series 2021-INV1 Class AX1, 0.744% due 6/25/2051	89,920,622	3,259,344
[d,e]	Series 2021-INV1 Class B5, 3.244% due 6/25/2051	1,125,392	913,479
[d,e]	Series 2021-INV1 Class B6, 3.177% due 6/25/2051	1,980,794	1,191,109
[d,e]	Series 2022-NQM3 Class A1, 3.90% due 4/25/2062	15,332,040	14,522,583

See notes to financial statements.	Annual Financial Statements | 169

Schedule of Investments, Continued

Thornburg Strategic Income Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES/ PRINCIPAL AMOUNT	VALUE

[d,e]	Series 2024-RPL1 Class A, 3.80% due 1/25/2064	$13,566,336	$12,902,830
[d,e]	Series 2024-RTL1 Class A1, 6.664% due 3/25/2039	10,000,000	10,075,478
[d,e]	NRM FHT1 Excess Owner LLC, Whole Loan Securities Trust CMO, Series 2025-FHT1 Class A, 6.545% due 3/25/2032	7,998,380	8,064,886
[e]	NYC Commercial Mortgage Trust, CMBS, Series 2021-909 Class A, 2.941% due 4/10/2043	4,450,000	3,846,930
[d,e]	NYMT Loan Trust, Whole Loan Securities Trust CMO, Series 2024-BPL2 Class A1, 6.509% due 5/25/2039	11,000,000	11,112,266
	OBX Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2021-NQM2 Class A1, 1.101% due 5/25/2061	5,017,062	4,153,142
[d,e]	Series 2021-NQM4 Class A1, 1.957% due 10/25/2061	13,149,768	11,134,644
[d,e]	Series 2024-NQM11 Class A1, 5.875% due 6/25/2064	10,141,058	10,222,079
[e]	One Bryant Park Trust, CMBS, Series 2019-OBP Class A, 2.516% due 9/15/2054	26,914,348	24,766,706
[d,e]	OSAT Trust, Whole Loan Securities Trust CMO, Series 2021-RPL1 Class A1, 6.116% due 5/25/2065	18,042,582	18,049,626
	PRET LLC, Whole Loan Securities Trust CMO,
[d,e]	Series 2021-RN3 Class A1, 5.843% due 9/25/2051	8,009,366	8,012,301
[d,e]	Series 2025-NPL3 Class A1, 6.708% due 4/25/2055	24,915,187	25,140,253
[d,e]	PRET Trust, Whole Loan Securities Trust CMO, Series 2024-RPL1 Class A1, 3.90% due 10/25/2063	4,635,292	4,484,136
	PRKCM Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2021-AFC1 Class A1, 1.51% due 8/25/2056	3,702,170	3,113,857
[d,e]	Series 2021-AFC1 Class B2, 3.95% due 8/25/2056	2,729,000	1,917,538
[d,e]	Series 2024-HOME1 Class A1, 6.431% due 5/25/2059	5,097,588	5,176,563
	PRPM LLC, Whole Loan Securities Trust CMO,
[d,e]	Series 2024-RPL2 Class A1, 3.50% due 5/25/2054	8,228,720	8,096,029
[d,e]	Series 2025-1 Class A1, 5.993% due 4/25/2030	21,240,087	21,236,328
[d,e]	Series 2025-RPL3 Class A1, 3.25% due 4/25/2055	13,882,161	13,488,028
[d,e]	Series 2025-RPL4 Class A1, 3.00% due 5/25/2055	17,323,903	16,393,325
	PRPM Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2022-INV1 Class A1, 4.40% due 4/25/2067	21,982,506	21,734,300
[d,e]	Series 2022-INV1 Class A3, 4.423% due 4/25/2067	7,394,042	7,286,248
[d,e]	Series 2022-NQM1 Class A1, 5.50% due 8/25/2067	7,272,131	7,247,450
[d,e]	Radian Mortgage Capital Trust, Whole Loan Securities Trust CMO, Series 2024-J2 Class A16, 5.50% due 3/25/2055	11,182,376	11,235,079
	Rate Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2022-J1 Class A9, 2.50% due 1/25/2052	11,101,355	9,882,876
[d,e]	Series 2024-J4 Class A5, 5.50% due 12/25/2054	25,344,589	25,440,900
[d,e]	RFT Trust, Whole Loan Securities Trust CMO, Series RR1 Class A1, 6.767% due 6/27/2028	14,617,441	14,642,046
[e]	ROCK Trust, CMBS, Series 2024-CNTR Class A, 5.388% due 11/13/2041	11,400,000	11,741,548
	Seasoned Loans Structured Transaction Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class A1C, 2.00% due 9/25/2030	4,755,632	4,386,956
	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2015-4 Class B4, 3.103% due 11/25/2030	1,686,000	1,587,196
[d,e]	Series 2016-3 Class B3, 3.603% due 11/25/2046	2,012,815	1,522,714
[d,e]	Series 2017-7 Class B3, 3.724% due 10/25/2047	1,171,255	1,048,285
[d,e]	Series 2018-7 Class B4, 4.251% due 9/25/2048	1,802,000	1,458,474
[d,e]	Series 2021-9 Class A1, 2.50% due 1/25/2052	12,041,853	10,000,166
[d,e]	Series 2023-3 Class A1, 6.00% due 9/25/2053	6,563,816	6,664,376
[d,e]	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 5.414% (TSFR1M + 1.26%) due 5/15/2038	14,442,000	14,319,281
	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e,g]	Series 2019-3 Class AIOS, 0.375% due 9/25/2059	10,409,597	147,800
[d,e]	Series 2019-3 Class B2, 5.663% due 9/25/2059	1,978,000	1,834,214
[d,e]	Series 2019-3 Class B3, 6.288% due 9/25/2059	842,000	726,641
[e]	Series 2019-3 Class XS1, due 9/25/2059	10,238,765	102
[e]	Series 2019-3 Class XS2, due 9/25/2059	9,939,778	554,343
[d,e]	Series 2020-2 Class A3, 1.895% due 5/25/2065	783,475	730,538
[d,e]	Series 2021-2 Class A1, 1.737% due 12/25/2061	5,451,155	4,673,218
[d,e]	Series 2022-1 Class B2, 3.959% due 3/27/2062	4,204,000	3,005,658
[d,e]	Shellpoint Co-Originator Trust, Whole Loan Securities Trust CMO, Series 2016-1 Class B4, 3.521% due 11/25/2046	2,144,978	1,673,371
[d,e]	SKY Trust, CMBS, Series 2025-LINE Class A, 6.739% (TSFR1M + 2.59%) due 4/15/2042	19,547,018	19,499,941
[e]	SLG Office Trust, CMBS, Series 2021-OVA Class A, 2.585% due 7/15/2041	18,658,000	16,573,445
	Spruce Hill Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2020-SH2 Class B1, 5.00% due 6/25/2055	2,593,966	2,589,524
[d,e]	Series 2022-SH1 Class A1A, 4.10% due 7/25/2057	4,849,530	4,907,662
[d,e]	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO, Series 2021-5 Class A1, 1.92% due 9/25/2066	12,695,174	10,798,841
	TIAA Bank Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2018-2 Class B3, 3.658% due 7/25/2048	2,219,933	2,028,727
[d,e]	Series 2018-2 Class B4, 3.658% due 7/25/2048	2,040,000	1,419,967
[d,e]	Toorak Mortgage Trust, Whole Loan Securities Trust CMO, Series 2024-RRTL1 Class A1, 6.597% due 2/25/2039	11,200,000	11,260,536

170 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Strategic Income Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES/ PRINCIPAL AMOUNT	VALUE

	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2018-2 Class A1, 3.25% due 3/25/2058	$534,565	$527,250
[d,e]	Series 2025-R1 Class A1, 4.00% due 11/27/2057	17,735,518	15,790,669
[d,e]	TRK Trust, Whole Loan Securities Trust CMO, Series 2022-INV2 Class A1, 4.35% due 6/25/2057	8,876,941	8,857,663
[d,e]	Visio Trust, Whole Loan Securities Trust CMO, Series 2022-1 Class M1, 5.75% due 8/25/2057	10,000,000	9,964,818
	Vista Point Securitization Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2020-1 Class A3, 3.201% due 3/25/2065	2,801,123	2,788,085
[d,e]	Series 2020-2 Class A2, 1.986% due 4/25/2065	605,461	585,201
[d,e]	VOLT C LLC, Whole Loan Securities Trust CMO, Series 2021-NPL9 Class A1, 5.992% due 5/25/2051	6,623,794	6,621,755
[d,e]	WB Commercial Mortgage Trust, CMBS, Series 2024-HQ Class A, 6.134% due 3/15/2040	4,050,000	4,056,560
	Wells Fargo Commercial Mortgage Trust, CMBS,
	Series 2016-C34 Class A2, 2.603% due 6/15/2049	563,539	561,645
[d,e]	Series 2018-1745 Class A, 3.874% due 6/15/2036	4,000,000	3,682,872
	Wells Fargo Mortgage Backed Securities Trust, Whole Loan Securities Trust CMO,
[d,e,g]	Series 2021-INV1 Class AIO2, 0.50% due 8/25/2051	79,384,020	2,271,518
[d,e]	Series 2021-INV1 Class B4, 3.307% due 8/25/2051	1,574,579	1,291,502
[d,e]	Series 2021-INV1 Class B5, 3.307% due 8/25/2051	1,263,517	1,019,627
[d,e]	Series 2021-INV1 Class B6, 3.307% due 8/25/2051	962,895	468,402
	TOTAL MORTGAGE BACKED (Cost $2,782,241,419)		2,805,953,161

	LOAN PARTICIPATIONS — 2.2%

	CAPITAL GOODS — 0.2%
	Aerospace & Defense — 0.2%
[j]	Dynasty Acquisition Co., Inc., 6.163% (SOFR + 2.00%) due 10/31/2031	19,843,582	19,842,590
			19,842,590
	COMMERCIAL & PROFESSIONAL SERVICES — 0.2%
	Commercial Services & Supplies — 0.2%
[j]	Imagefirst Holdings LLC, 7.308% (SOFR + 3.25%) due 3/12/2032	19,850,250	19,850,250
	Professional Services — 0.0%
[j]	CACI International, Inc., 5.913% (SOFR + 1.75%) due 10/30/2031	3,473,750	3,473,750
			23,324,000
	COMMERCIAL SERVICES — 0.2%
	Specialty Retail — 0.2%
[j]	Belron Finance LLC, 6.742% (SOFR + 2.50%) due 10/16/2031	20,628,676	20,719,030
			20,719,030
	CONSUMER DURABLES & APPAREL — 0.3%
	Textiles, Apparel & Luxury Goods — 0.3%
[j]	ABG Intermediate Holdings 2 LLC, 6.413% (SOFR + 2.25%) due 12/21/2028 - 2/13/2032	19,591,432	19,547,975
[j]	Champ Acquisition Corp., 8.166% (SOFR + 4.00%) due 11/25/2031	6,899,607	6,938,452
			26,486,427
	CONSUMER SERVICES — 0.2%
	Hotels, Restaurants & Leisure — 0.2%
[j]	Aramark Services, Inc., 6.163% - 6.199% (SOFR + 2.00%) due 6/22/2030	11,227,781	11,239,457
[j]	TKC Holdings, Inc., 9.166% (SOFR + 5.00%) due 5/15/2028	4,362,861	4,364,694
			15,604,151
	EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.1%
	Diversified REITs — 0.1%
[j]	Iron Mountain, Inc., 6.163% (SOFR + 2.00%) due 1/31/2031	4,974,684	4,973,440
			4,973,440
	FINANCIAL SERVICES — 0.1%
	Capital Markets — 0.1%
[j]	Corpay Technologies Operating Co. LLC, 5.913% (SOFR + 1.75%) due 4/28/2028	9,925,000	9,906,440
[j]	IMC Financing LLC, 7.636% (SOFR + 3.50%) due 6/18/2032	997,500	1,003,735
			10,910,175
	FOOD, BEVERAGE & TOBACCO — 0.2%

See notes to financial statements.	Annual Financial Statements | 171

Schedule of Investments, Continued

Thornburg Strategic Income Fund | September 30, 2025

ISSUER-DESCRIPTION		SHARES/ PRINCIPAL AMOUNT	VALUE

	Beverages — 0.2%
[j,k]	Celsius Holdings, Inc., 7.291% (SOFR + 3.00%) due 4/1/2032	$21,303,333	$21,323,358
			21,323,358
	HEALTH CARE EQUIPMENT & SERVICES — 0.1%
	Health Care Providers & Services — 0.1%
[j]	Select Medical Corp., 6.163% (SOFR + 2.00%) due 12/3/2031	13,102,741	13,110,996
			13,110,996
	HOUSEHOLD & PERSONAL PRODUCTS — 0.1%
	Household Products — 0.1%
[j]	Energizer Holdings, Inc., 6.135% (SOFR + 2.00%) due 3/19/2032	8,229,375	8,225,919
			8,225,919
	INDUSTRIALS — 0.1%
	Construction & Engineering — 0.1%
[k]	Green Infrastructure Partners, Inc., due 9/24/2032	9,930,000	9,930,000
			9,930,000
	MATERIALS — 0.1%
	Chemicals — 0.1%
[j]	TPC Group, Inc., 9.773% (SOFR + 5.75%) due 12/16/2031	12,935,000	12,433,769
			12,433,769
	MEDIA & ENTERTAINMENT — 0.0%
	Media — 0.0%
[j]	Century De Buyer LLC, 7.301% (SOFR + 3.00%) due 10/30/2030	3,465,088	3,466,162
[j]	DirecTV Financing LLC, 9.57% (SOFR + 5.00%) due 8/2/2027	408,415	408,472
			3,874,634
	SOFTWARE & SERVICES — 0.2%
	Information Technology Services — 0.2%
[j]	Boost Newco Borrower LLC, 6.002% (SOFR + 2.00%) due 1/31/2031	17,803,037	17,810,515
[j]	Shift4 Payments LLC, 6.502% (SOFR + 2.50%) due 6/30/2032	250,000	251,770
			18,062,285
	TECHNOLOGY HARDWARE & EQUIPMENT — 0.1%
	Communications Equipment — 0.0%
[j]	GoTo Group, Inc., 9.218% (SOFR + 4.75%) due 4/28/2028	5,024,123	2,728,041
	Technology Hardware, Storage & Peripherals — 0.1%
[j]	Xerox Holdings Corp., 8.002% - 8.163% (SOFR + 4.00%) due 11/19/2029	9,177,273	8,500,449
			11,228,490
	TOTAL LOAN PARTICIPATIONS (Cost $222,914,196)		220,049,264

	SHORT-TERM INVESTMENTS — 4.7%

[l]	Thornburg Capital Management Fund	47,534,265	475,342,650
	TOTAL SHORT-TERM INVESTMENTS (Cost $475,342,650)		475,342,650

	TOTAL INVESTMENTS — 99.8% (Cost $10,038,586,107)		$10,150,737,110

	OTHER ASSETS LESS LIABILITIES — 0.2%		20,318,304

	NET ASSETS — 100.0%		$10,171,055,414

172 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Strategic Income Fund | September 30, 2025

OUTSTANDING FORWARD CURRENCY CONTRACTS TO BUY OR SELL AT SEPTEMBER 30, 2025
CONTRACT	CONTRACT		CONTRACT	CONTRACT	VALUE	UNREALIZED	UNREALIZED
DESCRIPTION	PARTY*	BUY/SELL	AMOUNT	VALUE DATE	USD	APPRECIATION	DEPRECIATION

Euro	SSB	Sell	9,078,000	10/14/2025	10,665,844	$—	$(537,129)
Euro	SSB	Buy	6,362,600	10/14/2025	7,475,490	27,010	—
Euro	SSB	Sell	115,007,700	3/25/2026	136,278,016	785,861	—
Total						$812,871	$(537,129)
Net unrealized appreciation (depreciation)						$275,742

* Counterparty includes State Street Bank and Trust Company (“SSB”).

Footnote Legend

a	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.
b	Non-income producing.
c	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
d	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on September 30, 2025.
e	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025, the aggregate value of these securities in the Fund’s portfolio was $5,084,528,521, representing 49.99% of the Fund’s net assets.
f	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
g	Interest only.
h	When-issued security.
i	Bond in default.
j	The stated coupon rate represents the greater of the SOFR or the SOFR floor rate plus a spread at September 30, 2025.
k	This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be effective at the time of settlement and will be based upon the Secured Overnight Financing Rate (“SOFR”) plus a premium which was determined at the time of purchase.
l	Investment in Affiliates.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities	HFFA	Health Facilities Financing Authority
ACB	Agricultural Credit Bank	IDR	Denominated in Indonesian Rupiah
ARM	Adjustable Rate Mortgage	Mtg	Mortgage
AUD	Denominated in Australian Dollar	NZD	Dominated in New Zealand Dollar
BRL	Denominated in Brazilian Real	REMIC	Real Estate Mortgage Investment Conduit
CMBS	Commercial Mortgage-Backed Securities	SOFR	Secured Overnight Financing Rate
CMO	Collateralized Mortgage Obligation	SOFR30A	Secured Overnight Financing Rate 30-Day Average
CMT	Constant Maturity Rate	SOFR90A	Secured Overnight Financing Rate 90-Day Average
DAC	Designated Activity Company	SOFRINDX	Secured Overnight Financing Rate Index
DOP	Denominated in Dominican Peso	TSFR1M	Term SOFR 1 Month
EGP	Denominated in Egyptian Pound	TSFR3M	Term SOFR 3 Month
EUR	Denominated in Euro	UMBS	Uniform Mortgage-Backed Securities
GBP	Denominated in Pound Sterling	UZS	Denominated in Uzbekistani Som
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year

COUNTRY EXPOSURE *
(percent of net assets)

United States	81.5%
Canada	2.2%
Mexico	1.5%
United Kingdom	1.0%
Brazil	0.7%
Saudi Arabia	0.7%
Turkey	0.7%
France	0.7%
Dominican Republic	0.6%
United Arab Emirates	0.5%

See notes to financial statements.	Annual Financial Statements | 173

Schedule of Investments, Continued

Thornburg Strategic Income Fund | September 30, 2025

COUNTRY EXPOSURE *
(percent of net assets)

China	0.5%
Australia	0.5%
Italy	0.4%
Germany	0.4%
Uzbekistan	0.4%
Japan	0.3%
Indonesia	0.3%
Guatemala	0.2%
Panama	0.2%
Bermuda	0.2%
Israel	0.2%
Colombia	0.2%
Cayman Islands	0.1%
Belgium	0.1%
Russian Federation	0.1%
Peru	0.1%
Nigeria	0.1%
Albania	0.1%
Egypt	0.1%
Morocco	0.1%
South Korea	0.1%
New Zealand	0.1%
Norway	0.1%
Ireland	0.1%
Kuwait	0.0%	**
India	0.0%	**
South Africa	0.0%	**
Switzerland	0.0%	**
Netherlands	0.0%	**
Luxembourg	0.0%	**
Other Assets Less Liabilities	4.9%

*	Holdings are classified by country of risk as determined by MSCI and Bloomberg.
**	Country percentage was less than 0.1%.

174 | Annual Financial Statements	See notes to financial statements.

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Annual Financial Statements | 175

Statements of Assets and Liabilities

September 30, 2025

	THORNBURG ULTRA SHORT INCOME FUND	THORNBURG LIMITED TERM U.S. GOVERNMENT FUND	THORNBURG LIMITED TERM INCOME FUND	THORNBURG CORE PLUS BOND FUND	THORNBURG STRATEGIC INCOME FUND
ASSETS
Investments at cost
Non-affiliated issuers	$247,228,970	$95,336,329	$5,833,147,994	$140,578,179	$9,563,243,457
Non-controlled affiliated issuers	16,022,573	-	319,557,446	4,660,895	475,342,650
Investments at value
Non-affiliated issuers	247,173,019	91,341,633	5,774,119,708	143,163,468	9,675,394,460
Non-controlled affiliated issuers	16,022,573	-	319,557,446	4,660,895	475,342,650
Cash	1,654,964	3,886,084	6,733,930	30,088	3,028,905
Unrealized appreciation on forward currency contracts	-	-	-	3,875	812,871
Receivable for investments sold	1,222,475	-	5,600,891	-	7,984,939
Receivable for fund shares sold	1,142,410	158,804	9,752,548	107,728	25,906,781
Dividends receivable	85,548	2,453	1,184,805	13,953	1,803,278
Principal and interest receivable	1,207,263	315,894	29,653,627	874,872	75,977,904
Prepaid expenses and other assets	24,839	38,884	81,869	65,017	89,641

Total Assets	268,533,091	95,743,752	6,146,684,824	148,919,896	10,266,341,429

LIABILITIES
Unrealized depreciation on forward currency contracts	-	-	-	8,448	537,129
Payable for investments purchased	220,548	-	19,997,501	1,110,489	69,842,994
Payable for fund shares redeemed	449,193	80,843	12,263,706	251,425	16,968,585
Payable to investment advisor and other affiliates	28,055	57,632	2,324,400	4,543	4,076,727
Deferred taxes payable	-	-	-	-	88,682
Accounts payable and accrued expenses	144,381	139,659	1,708,573	157,528	1,650,395
Dividends payable	1,561	57,305	2,007,148	-	2,121,503

Total Liabilities	843,738	335,439	38,301,328	1,532,433	95,286,015

NET ASSETS	$267,689,353	$95,408,313	$6,108,383,496	$147,387,463	$10,171,055,414

NET ASSETS CONSIST OF
Net capital paid in on shares of beneficial interest	$268,287,915	$131,778,036	$6,574,769,962	$145,191,384	$10,223,599,186
Distributable earnings (accumulated loss)	(598,562)	(36,369,723)	(466,386,466)	2,196,079	(52,543,772)

NET ASSETS	$267,689,353	$95,408,313	$6,108,383,496	$147,387,463	$10,171,055,414

176 | Annual Financial Statements

Statements of Assets and Liabilities, Continued

September 30, 2025

	THORNBURG ULTRA SHORT INCOME FUND	THORNBURG LIMITED TERM U.S. GOVERNMENT FUND	THORNBURG LIMITED TERM INCOME FUND	THORNBURG CORE PLUS BOND FUND		THORNBURG STRATEGIC INCOME FUND
NET ASSET VALUE
Class A Shares:
Net assets applicable to shares outstanding	$31,145,958	$32,298,937	$421,153,955	$433,501		$249,870,678
Shares outstanding	2,553,321	2,639,015	31,888,316	41,173		21,492,991
Net asset value and redemption price per share	$12.20	$12.24	$13.21	$10.53		$11.63

Maximum offering price per share (net asset value, plus 2.25% of offering price)	$12.48	$12.52	$13.51	$11.03	*	$12.18	*

Class C Shares:
Net assets applicable to shares outstanding	-	1,911,590	83,078,440	1,018,047		102,672,336
Shares outstanding	-	155,324	6,300,609	96,677		8,848,286
Net asset value and redemption price per share**	-	12.31	13.19	10.53		11.60

Class C2 Shares:
Net assets applicable to shares outstanding	-	313,818	4,611,800	-		-
Shares outstanding	-	25,480	349,724	-		-
Net asset value and redemption price per share**	-	12.32	13.19	-		-

Class I Shares:
Net assets applicable to shares outstanding	236,543,395	55,755,039	5,328,619,860	145,666,400		9,479,520,748
Shares outstanding	19,410,590	4,555,521	403,361,717	13,836,552		817,382,580
Net asset value and redemption price per share	12.19	12.24	13.21	10.53		11.60

Class R3 Shares:
Net assets applicable to shares outstanding	-	2,453,472	30,452,175	-		1,225,398
Shares outstanding	-	200,244	2,304,198	-		105,523
Net asset value and redemption price per share	-	12.25	13.22	-		11.61

Class R4 Shares:
Net assets applicable to shares outstanding	-	1,319,917	11,366,153	-		1,942,378
Shares outstanding	-	107,897	860,854	-		167,323
Net asset value and redemption price per share	-	12.23	13.20	-		11.61

Class R5 Shares:
Net assets applicable to shares outstanding	-	1,355,540	46,969,773	-		139,889,622
Shares outstanding	-	110,706	3,556,832	-		12,057,989
Net asset value and redemption price per share	-	12.24	13.21	-		11.60

Class R6 Shares:
Net assets applicable to shares outstanding	-	-	182,131,340	269,515		195,934,254
Shares outstanding	-	-	13,763,089	25,605		16,841,983
Net asset value and redemption price per share	-	-	13.23	10.53		11.63

*	Net asset value, plus 4.50% of offering price.

**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

Annual Financial Statements | 177

Statements of Operations

Year Ended September 30, 2025

	THORNBURG ULTRA SHORT INCOME FUND	THORNBURG LIMITED TERM U.S. GOVERNMENT FUND	THORNBURG LIMITED TERM INCOME FUND	THORNBURG CORE PLUS BOND FUND*	THORNBURG STRATEGIC INCOME FUND
INVESTMENT INCOME
Dividend income
Non-affiliated issuers	$-	$11,928	$1,871,624	$34,854	$2,904,783
Non-controlled affiliated issuers	1,142,859	-	19,750,941	90,733	18,046,693
Interest income	12,445,814	4,090,538	262,330,981	8,127,217	525,323,023
Total Income	13,588,673	4,102,466	283,953,546	8,252,804	546,274,499

EXPENSES
Investment management fees	643,761	434,209	20,062,184	730,142	51,240,397
Administration fees	215,518	97,163	5,198,331	124,864	8,056,808
Distribution and service fees
Class A Shares	66,637	87,425	1,120,801	776	658,240
Class C Shares	-	12,000	462,048	8,997	1,014,076
Class C2 Shares	-	1,977	31,375	-	-
Class R3 Shares	-	12,604	167,408	534	5,754
Class R4 Shares	-	3,413	35,791	268	5,307
Transfer agent fees
Class A Shares	58,311	47,469	366,989	34,239	299,285
Class C Shares	-	6,217	57,267	2,315	80,143
Class C2 Shares	-	2,083	5,267	-	-
Class I Shares	261,816	45,664	5,010,205	165,232	7,802,480
Class R3 Shares	-	6,276	37,867	1,918	4,517
Class R4 Shares	-	4,273	45,063	886	13,715
Class R5 Shares	-	6,353	158,222	1,918	174,132
Class R6 Shares	-	-	43,711	1,937	53,850
Registration and filing fees
Class A Shares	24,291	14,606	25,116	13,863	27,342
Class C Shares	-	14,256	15,470	14,666	18,769
Class C2 Shares	-	4,735	14,272	-	-
Class I Shares	29,448	14,380	76,064	15,801	199,821
Class R3 Shares	-	14,009	15,309	13,389	15,417
Class R4 Shares	-	15,022	15,817	13,388	15,933
Class R5 Shares	-	14,504	15,300	13,388	15,413
Class R6 Shares	-	-	15,803	13,731	17,493
Custodian fees	76,014	65,195	318,690	103,600	681,025
Audit and tax fees	54,750	57,020	60,220	59,780	89,001
Legal fees	3,703	2,989	91,469	2,745	141,958
Trustee and officer fees	16,779	8,253	425,052	10,564	629,185
Other expenses	56,889	54,797	767,539	42,387	1,124,295
Total Expenses	1,507,917	1,046,892	34,658,650	1,391,328	72,384,356
Less:
Expenses reimbursed	(589,101)	(131,353)	(2,360,368)	(426,905)	(9,645,924)
Investment management fees waived	(79,665)	-	-	(208,774)	(2,961,235)
Net Expenses	839,151	915,539	32,298,282	755,649	59,777,197
Net Investment Income (Loss)	$12,749,522	$3,186,927	$251,655,264	$7,497,155	$486,497,302

178 | Annual Financial Statements

Statements of Operations, Continued

Year Ended September 30, 2025

	THORNBURG ULTRA SHORT INCOME FUND	THORNBURG LIMITED TERM U.S. GOVERNMENT FUND	THORNBURG LIMITED TERM INCOME FUND	THORNBURG CORE PLUS BOND FUND*	THORNBURG STRATEGIC INCOME FUND
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Non-affiliated issuers investments	$80,057	$(118,678)	$17,881,962	$(330,181)	$16,118,305
Forward currency contracts	-	-	-	(32,148)	(5,965,324)
Foreign currency transactions	8	-	-	1,064	(177,365)

Net realized gain (loss)	80,065	(118,678)	17,881,962	(361,265)	9,975,616

Net change in unrealized appreciation (depreciation) on:
Non-affiliated issuers investments**	(627,702)	168,747	11,519,738	(2,981,377)	(30,881,044)
Forward currency contracts	-	-	-	(4,381)	401,087
Foreign currency translations	(12)	-	-	392	17,753

Change in net unrealized appreciation (depreciation)	(627,714)	168,747	11,519,738	(2,985,366)	(30,462,204)

Net Realized and Unrealized Gain (Loss)	(547,649)	50,069	29,401,700	(3,346,631)	(20,486,588)

Change in Net Assets Resulting from Operations	$12,201,873	$3,236,996	$281,056,964	$4,150,524	$466,010,714

** Net of change in deferred taxes	$-	$-	$-	$-	$(32,514)

*	Class R3, R4, and R5 no longer offered as of September 18, 2025.

See notes to financial statements.

Annual Financial Statements | 179

Statements of Changes in Net Assets

	THORNBURG		THORNBURG
	ULTRA SHORT INCOME FUND		LIMITED TERM U.S. GOVERNMENT FUND
	YEAR ENDED SEPTEMBER 30, 2025	YEAR ENDED SEPTEMBER 30, 2024	YEAR ENDED SEPTEMBER 30, 2025	YEAR ENDED SEPTEMBER 30, 2024
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$12,749,522	$14,884,783	$3,186,927	$4,186,854
Net realized gain (loss)	80,065	140,358	(118,678)	(4,022,061)
Net change in unrealized appreciation (depreciation)	(627,714)	1,336,181	168,747	13,501,437

Net Increase (Decrease) in Net Assets Resulting from Operations	12,201,873	16,361,322	3,236,996	13,666,230

DIVIDENDS TO SHAREHOLDERS
From distributable earnings
Class A Shares	(1,616,081)	(1,636,744)	(939,913)	(1,070,885)
Class C Shares	-	-	(58,457)	(67,642)
Class C2 Shares	-	-	(7,445)	(7,543)
Class I Shares	(11,303,793)	(13,269,924)	(2,184,170)	(3,170,675)
Class R3 Shares	-	-	(67,914)	(68,263)
Class R4 Shares	-	-	(36,937)	(26,575)
Class R5 Shares	-	-	(42,765)	(37,684)

FUND SHARE TRANSACTIONS
Class A Shares	(18,902,949)	21,744,350	(6,193,226)	(7,288,906)
Class C Shares	-	-	(757,400)	(812,728)
Class C2 Shares	-	-	7,445	(286,237)
Class I Shares	23,100,071	(22,233,932)	(37,557,216)	(32,157,692)
Class R3 Shares	-	-	(134,220)	(402,064)
Class R4 Shares	-	-	274,581	44,308
Class R5 Shares	-	-	141,244	(334,971)

Net Increase (Decrease) in Net Assets	3,479,121	965,072	(44,319,397)	(32,021,327)

NET ASSETS
Beginning of Year	264,210,232	263,245,160	139,727,710	171,749,037

End of Year	$267,689,353	$264,210,232	$95,408,313	$139,727,710

See notes to financial statements.

180 | Annual Financial Statements

Statements of Changes in Net Assets, Continued

	THORNBURG		THORNBURG
	LIMITED TERM INCOME FUND		CORE PLUS BOND FUND
	YEAR ENDED SEPTEMBER 30, 2025	YEAR ENDED SEPTEMBER 30, 2024	YEAR ENDED SEPTEMBER 30, 2025*	PERIOD ENDED SEPTEMBER 30, 2024†
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$251,655,264	$255,367,710	$7,497,155	$3,950,119
Net realized gain (loss)	17,881,962	(132,603,380)	(361,265)	181,980
Net change in unrealized appreciation (depreciation)	11,519,738	512,857,936	(2,985,366)	5,566,403

Net Increase (Decrease) in Net Assets Resulting from Operations	281,056,964	635,622,266	4,150,524	9,698,502

DIVIDENDS TO SHAREHOLDERS
From distributable earnings
Class A Shares	(17,150,529)	(18,591,860)	(15,189)	(7,136)
Class C Shares	(3,307,482)	(4,165,084)	(37,474)	(15,524)
Class C2 Shares	(161,987)	(181,629)	-	-
Class I Shares	(220,626,320)	(222,070,996)	(7,649,765)	(3,857,677)
Class R3 Shares	(1,207,202)	(1,322,749)	(4,958)	(4,781)
Class R4 Shares	(514,992)	(583,088)	(5,242)	(5,051)
Class R5 Shares	(2,548,428)	(2,856,128)	(5,529)	(5,320)
Class R6 Shares	(7,363,100)	(6,717,354)	(17,383)	(21,918)

FUND SHARE TRANSACTIONS
Class A Shares	(60,899,123)	(82,682,858)	164,463	261,797
Class C Shares	(23,315,038)	(41,573,185)	212,412	791,278
Class C2 Shares	(567,322)	(1,896,840)	-	-
Class I Shares	(240,279,425)	(550,128,321)	(14,169,682)	157,693,678
Class R3 Shares	(5,364,062)	(3,908,688)	(110,683)	104,780
Class R4 Shares	(4,953,514)	(3,445,473)	(110,961)	105,040
Class R5 Shares	(24,057,122)	(4,040,027)	(111,244)	105,320
Class R6 Shares	9,482,561	4,541,187	(376,932)	632,118

Net Increase (Decrease) in Net Assets	(321,776,121)	(304,000,827)	(18,087,643)	165,475,106

NET ASSETS
Beginning of Year	6,430,159,617	6,734,160,444	165,475,106	-

End of Year	$6,108,383,496	$6,430,159,617	$147,387,463	$165,475,106

*	Class R3, R4, and R5 no longer offered as of September 18, 2025.
†	The Fund commenced operations on October 2, 2023.

See notes to financial statements.

Annual Financial Statements | 181

Statements of Changes in Net Assets, Continued

	THORNBURG STRATEGIC INCOME FUND
	YEAR ENDED SEPTEMBER 30, 2025	YEAR ENDED SEPTEMBER 30, 2024
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$486,497,302	$406,502,336
Net realized gain (loss)	9,975,616	(103,899,014)
Net change in unrealized appreciation (depreciation)	(30,462,204)	564,384,426

Net Increase (Decrease) in Net Assets Resulting from Operations	466,010,714	866,987,748

DIVIDENDS TO SHAREHOLDERS
From distributable earnings
Class A Shares	(12,793,380)	(13,391,194)
Class C Shares	(4,167,692)	(3,777,260)
Class I Shares	(467,647,304)	(372,843,601)
Class R3 Shares	(52,552)	(38,871)
Class R4 Shares	(97,341)	(120,909)
Class R5 Shares	(4,848,142)	(3,342,014)
Class R6 Shares	(9,947,580)	(8,168,383)

FUND SHARE TRANSACTIONS
Class A Shares	(43,053,282)	6,293,504
Class C Shares	1,965,759	2,440,741
Class I Shares	731,064,983	1,921,586,003
Class R3 Shares	99,640	407,259
Class R4 Shares	(474,536)	(525,276)
Class R5 Shares	48,324,710	25,093,125
Class R6 Shares	12,475,360	36,590,491

Net Increase (Decrease) in Net Assets	716,859,357	2,457,191,363

NET ASSETS
Beginning of Year	9,454,196,057	6,997,004,694

End of Year	$10,171,055,414	$9,454,196,057

See notes to financial statements.

182 | Annual Financial Statements

Notes to Financial Statements

September 30, 2025

NOTE 1 – ORGANIZATION

Thornburg Ultra Short Income Fund (the “Ultra Short Income Fund”), Thornburg Limited Term U.S. Government Fund (the “Limited Term U.S. Government Fund”), Thornburg Limited Term Income Fund (the “Limited Term Income Fund”), Thornburg Core Plus Bond Fund (the “Core Plus Bond Fund”) and Thornburg Strategic Income Fund (the “Strategic Income Fund”), collectively the “Funds”, are diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of September 30, 2025, the Funds are five of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes and bears expenses directly attributable to it.

Ultra Short Income Fund: The Fund’s investment goal is to seek current income, consistent with preservation of capital. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, derivatives risk, foreign government obligations risk, foreign investment risk, high yield risk, interest rate risk, liquidity risk, management risk, market and economic risk, prepayment and extension risk, redemption risk, risks affecting specific issuers, structured products risk, and U.S. government obligations risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Limited Term U.S. Government Fund: The Fund’s primary investment goal is to provide as high a level of current income as is consistent, in the view of the Trust’s investment advisor, Thornburg Investment Management, Inc. (the “Advisor”), with safety of capital. As a secondary goal, the Fund seeks to reduce changes in its share price compared to longer term portfolios. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, interest rate risk, liquidity risk, management risk, market and economic risk, prepayment and extension risk, redemption risk, structured products risk, and U.S. government obligations risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Limited Term Income Fund: The Fund’s primary investment goal is to provide as high a level of current income as is consistent, in the view of the Advisor, with safety of capital. As a secondary goal, the Fund seeks to reduce changes in its share prices compared to longer term portfolios. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, foreign government obligations risk, foreign investment risk, interest rate risk, liquidity risk, management risk, market and economic risk, prepayment and extension risk, redemption risk, risks affecting specific issuers, structured products risk, and U.S. government obligations risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Core Plus Bond Fund: The Fund’s investment goal is to seek to maximize total return, consistent with the long-term preservation of capital. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, derivatives risk, emerging markets risk, foreign currency risk, foreign government obligations risk, foreign investment risk, high yield risk, interest rate risk, liquidity risk, management risk, market and economic risk, prepayment and extension risk, redemption risk, risks affecting specific issuers, small and mid-cap company risk, structured products risk, and U.S. government obligations risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Strategic Income Fund: The Fund’s primary investment goal is to seek a high level of current income. As a secondary investment goal, the Fund seeks some long-term capital appreciation. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include convertible debt obligation risk, credit risk, cybersecurity and operational risk, developing country risk, foreign currency risk, foreign government obligations risk, foreign investment risk, high yield risk, interest rate risk, liquidity risk, management risk, market and economic risk, prepayment and extension risk, redemption risk, risks affecting specific issuers, small and mid-cap company risk, structured products risk, U.S. government obligations risk, and zero coupon bonds and stripped securities risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

As of September 30, 2025, the Funds each currently offer up to eight classes of shares of beneficial interest.

Each class of shares of the Funds represents an interest in the same portfolio of investments, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C and Class C2 shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year of purchase, and bear both a service fee and a distribution fee, (iii) Class I and Class R5 shares are sold at net asset value without a sales charge at the time of purchase and may be subject to a service fee, (iv) Class R3 shares are sold at net asset value without a sales charge, but bear both a service fee and a distribution fee, (v) Class R4 shares are sold at net asset value without a sales charge at the time of purchase but bear a service fee, (vi) Class R6 shares are sold at net asset value without a sales charge at the time of purchase, and (vii) the respective classes may have different reinvestment privileges and conversion rights. Additionally, each Fund may allocate among its classes certain expenses, to the extent allocable to specific classes, including administration fees, transfer agent fees,

Annual Financial Statements | 183

Notes to Financial Statements, Continued

September 30, 2025

government registration fees, certain printing and postage costs, and legal expenses. Currently, class specific expenses of the Funds are limited to distribution and service fees, transfer agent fees, and certain registration and filing fees.

At September 30, 2025, the following class of shares are offered in each respective Fund:

	CLASS A	CLASS C	CLASS C2	CLASS I	CLASS R3	CLASS R4	CLASS R5	CLASS R6
Ultra Short Income Fund	X			X
Limited Term U.S. Government Fund	X	X	X	X	X	X	X
Limited Term Income Fund	X	X	X	X	X	X	X	X
Core Plus Bond Fund	X	X		X				X
Strategic Income Fund	X	X		X	X	X	X	X

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each of the Funds in the preparation of its financial statements. Each Fund prepares its financial statements in conformity with United States generally accepted accounting principles (“GAAP”), including investment company accounting and reporting guidance in the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946.

Segment Reporting: Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Allocation of Income, Gains, Losses and Expenses: Net investment income (other than class specific expenses) and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class). Expenses common to all Funds are allocated daily among the Funds comprising the Trust based upon their relative net asset values or other appropriate allocation methods. Operating expenses directly attributable to a specific class are charged against the operating income of that class.

Dividends and Distributions to Shareholders: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Ordinary income dividends, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually and more often if deemed necessary by the Advisor. Dividends and distributions are paid and are reinvested in additional shares of the Funds at net asset value per share at the close of business on the ex-dividend date, or at the shareholder’s option, paid in cash.

Foreign Currency Translation: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against the U.S. dollar on the date of valuation. Purchases and sales of investments and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Funds purchase or sell foreign investments, they will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions. The values of such spot contracts are included in receivable for investments sold and payable for investments purchased on the Statement of Assets and Liabilities.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on investments held. Such changes are included in Net change in unrealized appreciation (depreciation) from investments in the Statement of Operations.

Reported net realized gains and losses from foreign currency transactions arise due to purchases and sales of foreign currencies, currency gains and losses realized between the trade and settlement dates on investment transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. These amounts are included in Net realized gain (loss) on foreign currency transactions in the Statement of Operations.

Net change in unrealized appreciation (depreciation) on foreign currency translations arises from changes in the fair value of assets and liabilities, other than investments at period end, resulting from changes in exchange rates.

184 | Annual Financial Statements

Notes to Financial Statements, Continued

September 30, 2025

Guarantees and Indemnifications: Under the Trust’s organizational documents (and under separate agreements with the independent Trustees), its officers and Trustees are provided with an indemnification, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of the performance of their duties to the Funds. In the normal course of business, the Trust may also enter into contracts with service providers that contain general indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, based on experience, the Trust expects the risk of loss to be remote.

Investment Income: Dividend income is recorded on the ex-dividend date. Certain income from foreign investments is recognized as soon as information is available to the Funds. Interest income is accrued as earned. Premiums and discounts are amortized and accreted, respectively, to first call dates or maturity dates using the effective yield method of the respective investments. These amounts are included in Investment Income in the Statement of Operations.

Investment Transactions: Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale of investments are recorded on an identified cost basis.

Repurchase Agreements: The Funds may invest excess cash in repurchase agreements whereby the Funds purchase investments, which serve as collateral, with an agreement to resell such collateral to the seller at an agreed upon price at the maturity date of the repurchase agreement. Investments pledged as collateral for repurchase agreements are held in custody until maturity of the repurchase agreement. Provisions in the agreements require that the market value of the collateral is at least equal to the repurchase value in the event of default. In the event of default, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. During the year ended September 30, 2025, the Funds did not enter into repurchase agreements.

Security Valuation: All investments in securities held by the Funds are valued as described in Note 3.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases (decreases) in net assets from operations during the reporting period. Actual results could differ from those estimates.

When-Issued and Delayed Delivery Transactions: The Funds may engage in when-issued or delayed delivery transactions. To the extent the Funds engage in such transactions, they will do so for the purpose of acquiring portfolio investments consistent with the Funds’ investment objectives and not for the purpose of investment leverage or to speculate on interest rate or market changes. At the time the Funds make a commitment to purchase an investment on a when-issued or delayed delivery basis, the Funds will record the transaction and reflect the value in determining its net asset value. Pursuant to current U.S. Securities and Exchange Commission (“SEC”) guidance, a transaction involving a when-issued security will not be deemed to involve a senior security as long as the Funds intend to settle the transaction physically and the transaction settles within 35 days. Investments purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date. The values of these securities held at September 30, 2025 are detailed in the Schedule of Investments.

NOTE 3 – SECURITY VALUATION

Valuation of the Funds’ portfolio investment securities is performed by the Advisor, which has been designated by the Trustees of the Trust (the “Trustees”) as the Funds’ “valuation designee,” as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).

In its capacity as the Funds’ valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Funds’ investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Funds would reasonably expect to receive upon a sale of the investment in an orderly transaction between market

Annual Financial Statements | 185

Notes to Financial Statements, Continued

September 30, 2025

participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Funds upon a sale of the investment, and the difference could be material to the Funds’ financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Funds can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.

Securities held with a maturity of less than 60 days from trade date and other short-term investments are valued using the amortized cost method unless the Committee determines such method does not represent fair value. The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

Investments in U.S. mutual funds are valued at net asset value (“NAV”) each business day.

Debt obligations held by the Funds which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.

Forward currency contracts are valued by a third-party pricing service provider.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Funds, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Funds are likely to obtain if they sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.

If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Funds may be traded on days and at times when the Funds are not open for business. Consequently, the value of Funds’ investments may be significantly affected on days when shareholders cannot purchase or sell Funds’ shares.

Valuation Hierarchy: The Funds categorize their investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most

186 | Annual Financial Statements

Notes to Financial Statements, Continued

September 30, 2025

observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Funds’ investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Funds are typically calculated by pricing service providers approved by the Committee and are generally characterized as Level 2 within the valuation hierarchy.

On days when market volatility thresholds established by the Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and a Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following tables display a summary of the fair value hierarchy measurements of each Fund’s investments as of September 30, 2025:

ULTRA SHORT INCOME FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
U.S. Treasury Securities	$20,445,490	$7,540,136	$12,905,354	$—
U.S. Government Agencies	8,630	—	8,630	—
Mortgage Backed	10,496,768	—	10,496,768	—
Asset Backed Securities	104,637,449	—	104,637,449	—
Corporate Bonds	110,116,527	—	110,116,527	—
Convertible Bonds	1,468,155	—	1,468,155	—
Short-Term Investments	16,022,573	16,022,573	—	—
Total Investments in Securities	$263,195,592	$23,562,709	$239,632,883	$—
Total Assets	$263,195,592	$23,562,709	$239,632,883	$—

Annual Financial Statements | 187

Notes to Financial Statements, Continued

September 30, 2025

LIMITED TERM U.S. GOVERNMENT FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
U.S. Treasury Securities	$14,155,935	$14,155,935	$—	$—
U.S. Government Agencies	7,032,638	—	7,032,638	—
Mortgage Backed	64,003,439	—	64,003,439	—
Corporate Bonds	2,737,016	—	2,737,016	—
Short-Term Investments
Mutual Fund	119,199	119,199	—	—
U.S. Treasury Securities	3,293,406	—	3,293,406	—
Total Investments in Securities	$91,341,633	$14,275,134	$77,066,499	$—
Total Assets	$91,341,633	$14,275,134	$77,066,499	$—

LIMITED TERM INCOME FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
U.S. Treasury Securities	$395,520,498	$395,520,498	$—	$—
U.S. Government Agencies	33,956,193	—	33,956,193	—
Other Government	27,686,382	—	27,686,382	—
Mortgage Backed	2,376,761,950	—	2,376,761,950	—
Asset Backed Securities	874,686,376	—	874,686,376	—
Corporate Bonds	2,022,635,686	—	2,022,635,686	—
Long-Term Municipal Bonds	5,315,601	—	5,315,601	—
Preferred Stock	37,557,022	—	—	37,557,022
Short-Term Investments	319,557,446	319,557,446	—	—
Total Investments in Securities	$6,093,677,154	$715,077,944	$5,341,042,188	$37,557,022
Total Assets	$6,093,677,154	$715,077,944	$5,341,042,188	$37,557,022	(a)

(a)	Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2025 is not presented.

CORE PLUS BOND FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
U.S. Treasury Securities	$31,821,839	$31,821,839	$—	$—
U.S. Government Agencies	778,056	—	778,056	—
Other Government	2,433,447	—	2,433,447	—
Mortgage Backed	45,794,007	—	45,794,007	—
Asset Backed Securities	14,152,255	—	14,152,255	—
Corporate Bonds	47,147,936	—	47,147,936	—
Convertible Bonds	288,115	—	288,115	—
Long-Term Municipal Bonds	102,941	—	102,941	—
Preferred Stock	644,872	—	—	644,872
Short-Term Investments	4,660,895	4,660,895	—	—
Total Investments in Securities	$147,824,363	$36,482,734	$110,696,757	$644,872

Other Financial Instruments
Forward Currency Contracts	$3,875	$—	$3,875	$—
Total Assets	$147,828,238	$36,482,734	$110,700,632	$644,872	(a)

Liabilities
Other Financial Instruments
Forward Currency Contracts	$(8,448)	$—	$(8,448)	$—
Total Liabilities	$(8,448)	$—	$(8,448)	$—

(a)	Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2025 is not presented.

188 | Annual Financial Statements

Notes to Financial Statements, Continued

September 30, 2025

STRATEGIC INCOME FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Common Stock	$634,194	$—	$—	$634,194
Preferred Stock	37,258,881	—	3,402,597	33,856,284
Asset Backed Securities	983,548,760	—	981,792,387	1,756,373	(a)
Corporate Bonds	4,155,466,852	—	4,140,296,807	15,170,045
Convertible Bonds	39,004,258	—	39,004,258	—
Long-Term Municipal Bonds	2,221,001	—	2,221,001	—
Other Government	284,080,096	—	284,080,096	—
U.S. Treasury Securities	1,110,655,592	1,110,655,592	—	—
U.S. Government Agencies	36,522,401	—	36,522,401	—
Mortgage Backed	2,805,953,161	—	2,805,953,161	—
Loan Participations	220,049,264	—	220,049,264	—
Short-Term Investments	475,342,650	475,342,650	—	—
Total Investments in Securities	$10,150,737,110	$1,585,998,242	$8,513,321,972	$51,416,896

Other Financial Instruments
Forward Currency Contracts	$812,871	$—	$812,871	$—
Total Assets	$10,151,549,981	$1,585,998,242	$8,514,134,843	$51,416,896	(b)

Liabilities
Other Financial Instruments
Forward Currency Contracts	$(537,129)	$—	$(537,129)	$—
Total Other Financial Instruments	$(537,129)	$—	$(537,129)	$—
Total Liabilities	$(537,129)	$—	$(537,129)	$—

(a)	Includes securities categorized as Level 3 valued at zero as of September 30, 2025.

(b)	Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2025 is not presented.

NOTE 4 – INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an investment advisory agreement with the Trust, the Advisor serves as the investment advisor and performs advisory services for the Funds for which the Advisor’s management fees are payable at the end of each month. Under the investment advisory agreement, each Fund pays the Advisor a management fee based on the average daily net assets of that Fund at an annual rate as shown in the following table:

ULTRA SHORT INCOME FUND		LIMITED TERM U.S. GOVERNMENT FUND		LIMITED TERM INCOME FUND		CORE PLUS BOND FUND		STRATEGIC INCOME FUND
DAILY NET ASSETS	FEE RATE	DAILY NET ASSETS	FEE RATE	DAILY NET ASSETS	FEE RATE	DAILY NET ASSETS	FEE RATE	DAILY NET ASSETS	FEE RATE
Up to $5 billion	0.250%	Up to $1 billion	0.375%	Up to $500 million	0.500%	Up to $500 million	0.490%	Up to $500 million	0.750%
Next $5 billion	0.225	Next $1 billion	0.325	Next $500 million	0.450	Next $500 million	0.460	Next $500 million	0.675
Over $10 billion	0.200	Over $2 billion	0.275	Next $500 million	0.400	Next $500 million	0.430	Next $500 million	0.625
				Next $500 million	0.350	Next $500 million	0.400	Next $500 million	0.575
				Over $2 billion	0.275	Over $2 billion	0.370	Over $2 billion	0.500

The Funds’ effective management fees, calculated on the basis of the Funds’ average daily net assets (before applicable management fee waivers) for the year ended September 30, 2025 were as shown in the following table. Total management fees incurred by the Funds for the year ended September 30, 2025 are set forth in the Statement of Operations.

Annual Financial Statements | 189

Notes to Financial Statements, Continued

September 30, 2025

EFFECTIVE MANAGEMENT FEE
Ultra Short Income Fund	0.250%
Limited Term U.S. Government Fund	0.375
Limited Term Income Fund	0.323
Core Plus Bond Fund	0.490
Strategic Income Fund	0.532

The Trust has entered into an administrative services agreement with the Advisor, whereby the Advisor will perform certain administrative services. The administrative services fees are computed as an annual percentage of the aggregate average daily net assets of all applicable Funds in the Trust as follows:

ADMINISTRATIVE SERVICES FEE SCHEDULE

DAILY NET ASSETS	FEE RATE
Up to $20 billion	0.100%
$20 billion to $40 billion	0.075
$40 billion to $60 billion	0.040
Over $60 billion	0.030

The aggregate administrative services fee amount is allocated on a daily basis to each Fund based on net assets and subsequently allocated to each class of shares of the Funds. Total administrative services fees incurred by each class of shares of the Funds for the year ended September 30, 2025, are set forth in the Statement of Operations.

The Trust has an underwriting agreement with Thornburg Securities LLC (the “Distributor”), an affiliate of the Advisor, which acts as the distributor of the Funds’ shares. For the year ended September 30, 2025, the Distributor has advised the Funds that they earned net commissions from the sale of Class A shares and collected contingent deferred sales charges (“CDSC Fees”) from redemptions of Class C and Class C2 shares as follows:

	COMMISSIONS	CDSC FEES
Ultra Short Income Fund	$898	$—
Limited Term U.S. Government Fund	119	226
Limited Term Income Fund	4,762	1,049
Core Plus Bond Fund	624	—
Strategic Income Fund	25,250	5,896

Pursuant to a service plan under Rule 12b-1 of the 1940 Act, the Funds may reimburse to the Distributor an amount not to exceed .25 of 1% per annum of the average daily net assets attributable to the applicable Class A, Class C, Class C2, Class I, Class R3, Class R4, and Class R5 shares of the Limited Term U.S. Government Fund and Limited Term Income Fund, Class A, Class C, Class I, Class R3, Class R4, and Class R5 shares of the Core Plus Bond Fund and Strategic Income Fund and .20 of 1% per annum of the average daily net assets attributable to the applicable Class A and Class I of the Ultra Short Income Fund for payments made by the Distributor to securities dealers and other financial institutions to obtain various shareholder and distribution related services. For the year ended September 30, 2025, there were no 12b-1 service plan fees charged for Class I or Class R5 shares. Class R6 shares are not subject to a service plan. The Advisor and Distributor each may pay out of its own resources additional expenses for distribution of each Funds’ shares and shareholder services.

The Trust has also adopted a distribution plan pursuant to Rule 12b-1, applicable only to the Funds’ Class C, Class C2, and Class R3 shares, under which the Funds compensate the Distributor for services in promoting the sale of Class C, Class C2 and Class R3 shares of the Funds at an annual rate of up to .25 of 1% per annum of the average daily net assets attributable to Class C shares of Limited Term U.S. Government Fund and Limited Term Income Fund, .40 of 1% per annum of the average daily net assets attributable to Class C2 shares of the Limited Term U.S. Government Fund and Limited Term Income Fund, .75 of 1% per annum of the average daily net assets attributable to Class C shares of Core Plus Bond Fund and Strategic Income Fund, and .25 of 1% per annum of the average daily net assets attributable to Class R3 shares. Total fees incurred by each class of shares of the Funds under their respective service and distribution plans for the year ended September 30, 2025 are set forth in the Statements of Operations.

The Advisor has contractually agreed to waive certain fees and reimburse certain expenses incurred by certain classes of the Funds. The agreement may be terminated by the Trust at any time, but may not be terminated by the Advisor before February 1, 2026 unless the

190 | Annual Financial Statements

Notes to Financial Statements, Continued

September 30, 2025

Advisor ceases to be the investment advisor to the Funds prior to that date. The Advisor may recoup amounts waived or reimbursed during the year ended September 30, 2025 if, during the fiscal year, expenses fall below the contractual limit that was in place at the time these fees and expenses were waived or reimbursed. The Advisor will not recoup fees or expenses as described in the preceding sentence if that recoupment would cause the Funds’ total annual operating expenses (after the recoupment is taken into account) to exceed the lesser of: (a) the expense cap that was in place at the time the waiver or reimbursement occurred; or (b) the expense cap that is in place at the time of the recoupment. Expense caps exclude taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs.

Actual expenses of certain share classes do not exceed levels as specified in each Fund’s most recent prospectus as shown on the following table:

	CLASS A	CLASS C	CLASS C2	CLASS I	CLASS R3	CLASS R4	CLASS R5	CLASS R6
Ultra Short Income Fund	0.50%	—%	—%	0.30%	—%	—%	—%	—%
Limited Term U.S. Government Fund	0.99	1.24	1.24	—	0.99	0.99	0.67	—
Limited Term Income Fund	—	—	1.24	0.49	0.99	0.99	0.49	0.42
Core Plus Bond Fund*	0.75	1.50	—	0.50	1.00	0.75	0.50	0.49
Strategic Income Fund	—	—	—	0.60	1.25	1.25	0.60	0.53

* Class R3, R4, and R5 no longer offered as of September 18, 2025.

For the year ended September 30, 2025, the Advisor contractually reimbursed certain class specific expenses and distribution fees and voluntarily waived certain expenses as follows:

CONTRACTUAL:	CLASS A	CLASS C	CLASS C2	CLASS I	CLASS R3	CLASS R4	CLASS R5	CLASS R6	TOTAL
Ultra Short Income Fund	$110,232	$—	$—	$478,869	$—	$—	$—	$—	$589,101
Limited Term U.S. Government Fund	17,191	17,644	6,929	—	23,684	17,744	20,246	—	103,438
Limited Term Income Fund	—	—	12,013	2,073,781	34,427	17,002	138,176	84,969	2,360,368
Core Plus Bond Fund*	48,359	17,740	—	299,759	15,377	14,344	15,377	15,949	426,905
Strategic Income Fund	58,191	22,407	—	11,155,329	18,621	21,901	223,787	270,689	11,770,925

VOLUNTARY:	CLASS A	CLASS C	CLASS I	CLASS R3	CLASS R4	CLASS R5	CLASS R6	TOTAL
Ultra Short Income Fund	$10,302	$—	$69,363	$—	$—	$—	$—	$79,665
Limited Term U.S. Government Fund	4,143	—	23,772	—	—	—	—	27,915
Core Plus Bond Fund*	435	1,262	206,140	155	156	156	470	208,774
Strategic Income Fund	22,874	8,815	779,769	100	184	8,115	16,377	836,234

* Class R3, R4, and R5 no longer offered as of September 18, 2025.

Certain officers and Trustees of the Trust are also officers or directors of the Advisor and Distributor. The compensation of the independent Trustees is borne by the Trust. The Trust also pays a portion of the Chief Compliance Officer’s compensation. These amounts are reflected as Trustee and officer fees in the Statement of Operations.

As of September 30, 2025, the percentage of direct investments in the Funds held by the Trustees, officers of the Trust, and the Advisor is approximately as follows.

PERCENTAGE OF DIRECT INVESTMENTS
Ultra Short Income Fund	1.18%
Limited Term U.S. Government Fund	11.43
Limited Term Income Fund	0.22
Core Plus Bond Fund	0.37
Strategic Income Fund	0.15

The Funds may purchase or sell portfolio securities from or to an affiliated fund provided that all such transactions will comply with Rule 17a-7 under the 1940 Act. For the year ended September 30, 2025, the Funds had no such transactions with affiliated funds.

Annual Financial Statements | 191

Notes to Financial Statements, Continued

September 30, 2025

Shown below are holdings of voting securities of each portfolio holding which is considered “affiliated” to the Funds under the 1940 Act (“Affiliates”), including companies for which the Funds’ holdings represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Funds invested for cash management purposes during the period:

ULTRA SHORT INCOME FUND	MARKET VALUE 9/30/24	PURCHASES AT COST	SALES PROCEEDS	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPR./(DEPR.)	MARKET VALUE 9/30/25	DIVIDEND INCOME
Thornburg Capital Mgmt. Fund	$24,144,899	$301,978,295	$(310,100,621)	$-	$-	$16,022,573	$1,142,859

LIMITED TERM INCOME FUND
Thornburg Capital Mgmt. Fund	$521,539,993	$1,893,582,959	$(2,095,565,506)	$-	$-	$319,557,446	$19,750,941

CORE PLUS BOND FUND
Thornburg Capital Mgmt. Fund	$6,292,172	$47,647,038	$(49,278,315)	$-	$-	$4,660,895	$90,733

STRATEGIC INCOME FUND
Thornburg Capital Mgmt. Fund	$603,113,236	$2,428,914,681	$(2,556,685,267)	$-	$-	$475,342,650	$18,046,693

NOTE 5 – TAXES

Federal Income Taxes: It is the policy of the Trust to comply with the provisions of the Internal Revenue Code of 1986 applicable to regulated investment companies and to distribute to shareholders substantially all investment company taxable income including net realized gains on investments (if any), and tax exempt income of the Funds. Therefore, no provision for federal income or excise tax is required.

The Funds file income tax returns in United States federal and applicable state jurisdictions. The statute of limitations on the Funds’ tax return filings generally remains open for the three years following a return’s filing date. The Funds have analyzed each uncertain tax position believed to be material in the preparation of the Funds’ financial statements for the fiscal year ended September 30, 2025, including open tax years, to assess whether it is more likely than not that the position would be sustained upon examination, based on the technical merits of the position. The Funds have not identified any such position for which an asset or liability must be reflected in the Statements of Assets and Liabilities.

At September 30, 2025, information on the tax components of capital was as follows:

	COST	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Ultra Short Income Fund	$263,259,715	$480,978	$(545,101)	$(64,123)
Limited Term U.S. Government Fund	95,336,398	945,377	(4,940,142)	(3,994,765)
Limited Term Income Fund	6,153,124,020	83,731,265	(143,178,131)	(59,446,866)
Core Plus Bond Fund	145,271,002	2,979,517	(430,729)	2,548,788
Strategic Income Fund	10,038,853,703	250,692,204	(138,533,055)	112,159,149

Temporary differences between book and tax basis appreciation (depreciation) on cost of investments is primarily attributed to tax deferral of losses on wash sales, premium amortization accruals, mark-to-market of forward currency contracts and partnership basis adjustments.

At September 30, 2025, the Funds had cumulative tax basis capital losses from prior fiscal years as shown on the following table, which may be carried forward to offset future capital gains. To the extent such carryforwards are used, capital gain distributions may be reduced to the extent provided by regulations. Such capital loss carryforwards do not expire.

	CUMULATIVE CAPITAL LOSSES
	SHORT-TERM	LONG-TERM
Ultra Short Income Fund	$506,022	$103,305
Limited Term U.S. Government Fund	6,024,948	26,320,281
Limited Term Income Fund	142,765,879	262,689,190
Core Plus Bond Fund	266,503	93,926
Strategic Income Fund	72,329,953	90,723,009

192 | Annual Financial Statements

Notes to Financial Statements, Continued

September 30, 2025

During the year ended September 30, 2025, the Funds utilized capital loss carryforwards as shown on the following table.

UTILIZED CAPITAL LOSS CARRYFORWARDS
Limited Term Income Fund	$16,639,065
Strategic Income Fund	7,492,428

Foreign Withholding Taxes Paid: The Funds are subject to foreign tax withholding imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. In December 2023, the FASB issued Accounting Standards Update (ASU) 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of income taxes paid disaggregated by jurisdiction, when material to the Funds’ financial statements. The amendments under this ASU are required to be applied prospectively and are effective for annual periods beginning after December 15, 2024. Early adoption of ASU 2023-09 was permitted.

The value of the foreign withholding taxes paid by any Fund at the end of the period in relation to the Fund’s net assets were not significant and accordingly, a reconciliation of income taxes paid for the year ended September 30, 2025 is not presented.

Foreign Withholding Tax Reclaims: The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld, in view of various considerations, including recent decisions rendered by the courts in those and other jurisdictions. The Funds would expect to record a receivable for such a tax reclaim based on a variety of factors, including assessment of a jurisdiction’s legal obligation to pay reclaims, the jurisdiction’s administrative practices and payment history, and industry convention.

Deferred Foreign Capital Gain Taxes: The Funds are subject to a tax imposed on net realized gains of securities of certain foreign countries. The Funds record an estimated deferred tax liability for net unrealized gains on these investments as reflected in the accompanying financial statements. Such changes are included in Net change in unrealized appreciation (depreciation) from investments in the Statement of Operations, if any.

At September 30, 2025, the Funds had undistributed tax basis ordinary investment income and undistributed tax basis capital gains as follows:

	UNDISTRIBUTED TAX BASIS ORDINARY INVESTMENT INCOME	UNDISTRIBUTED TAX BASIS CAPITAL GAINS
Ultra Short Income Fund	$76,448	$—
Limited Term U.S. Government Fund	27,575	—
Limited Term Income Fund	522,619	—
Core Plus Bond Fund	7,405	—
Strategic Income Fund	671,667	—

The tax character of distributions paid for the Funds during the years ended September 30, 2025, and September 30, 2024, were as follows:

	DISTRIBUTIONS FROM:
	ORDINARY INCOME		CAPITAL GAINS
	2025	2024	2025	2024
Ultra Short Income Fund	$12,919,874	$14,906,668	$—	$—
Limited Term U.S. Government Fund	3,337,601	4,449,267	—	—
Limited Term Income Fund	252,880,040	256,488,888	—	—
Core Plus Bond Fund	7,731,774	3,917,407	3,766	—
Strategic Income Fund	499,553,991	401,682,232	—	—

NOTE 6 – SHARES OF BENEFICIAL INTEREST

At September 30, 2025, there were an unlimited number of shares of each Fund with no par value of beneficial interest authorized. Transactions in each Fund’s shares of beneficial interest were as follows:

Annual Financial Statements | 193

Notes to Financial Statements, Continued

September 30, 2025

	YEAR ENDED SEPTEMBER 30, 2025		YEAR ENDED SEPTEMBER 30, 2024
ULTRA SHORT INCOME FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	998,410	$12,194,562	2,182,583	$26,661,777
Shares issued to shareholders in reinvestment of dividends	132,136	1,613,436	133,703	1,632,242
Shares repurchased	(2,677,645)	(32,710,947)	(536,688)	(6,549,669)
Net increase (decrease)	(1,547,099)	$(18,902,949)	1,779,598	$21,744,350

Class I Shares
Shares sold	11,966,231	$145,931,786	11,210,970	$136,639,043
Shares issued to shareholders in reinvestment of dividends	926,459	11,298,981	1,086,862	13,255,212
Shares repurchased	(10,997,847)	(134,130,696)	(14,114,344)	(172,128,187)
Net increase (decrease)	1,894,843	$23,100,071	(1,816,512)	$(22,233,932)

	YEAR ENDED SEPTEMBER 30, 2025		YEAR ENDED SEPTEMBER 30, 2024
LIMITED TERM U.S. GOVERNMENT FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	195,101	$2,335,322	305,317	$3,591,544
Shares issued to shareholders in reinvestment of dividends	74,334	896,125	87,029	1,024,478
Shares repurchased	(784,848)	(9,424,673)	(1,013,271)	(11,904,928)
Net increase (decrease)	(515,413)	$(6,193,226)	(620,925)	$(7,288,906)

Class C Shares
Shares sold	24,514	$294,582	47,675	$570,108
Shares issued to shareholders in reinvestment of dividends	4,635	56,175	5,377	63,608
Shares repurchased	(91,232)	(1,108,157)	(122,518)	(1,446,444)
Net increase (decrease)	(62,083)	$(757,400)	(69,466)	$(812,728)

Class C2 Shares
Shares sold	-	$-	-	$-
Shares issued to shareholders in reinvestment of dividends	613	7,445	638	7,543
Shares repurchased	-	-	(25,627)	(293,780)
Net increase (decrease)	613	$7,445	(24,989)	$(286,237)

Class I Shares
Shares sold	768,555	$9,240,182	1,618,955	$19,180,589
Shares issued to shareholders in reinvestment of dividends	120,280	1,449,043	189,900	2,233,776
Shares repurchased	(4,004,142)	(48,246,441)	(4,537,015)	(53,572,057)
Net increase (decrease)	(3,115,307)	$(37,557,216)	(2,728,160)	$(32,157,692)

Class R3 Shares
Shares sold	35,709	$429,480	44,353	$524,193
Shares issued to shareholders in reinvestment of dividends	5,620	67,844	5,717	67,421
Shares repurchased	(52,462)	(631,544)	(84,256)	(993,678)
Net increase (decrease)	(11,133)	$(134,220)	(34,186)	$(402,064)

194 | Annual Financial Statements

Notes to Financial Statements, Continued

September 30, 2025

	YEAR ENDED SEPTEMBER 30, 2025		YEAR ENDED SEPTEMBER 30, 2024
LIMITED TERM U.S. GOVERNMENT FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class R4 Shares
Shares sold	43,978	$530,372	14,989	$175,957
Shares issued to shareholders in reinvestment of dividends	3,066	36,968	2,256	26,570
Shares repurchased	(24,115)	(292,759)	(13,409)	(158,219)
Net increase (decrease)	22,929	$274,581	3,836	$44,308

Class R5 Shares
Shares sold	60,877	$735,876	8,248	$97,043
Shares issued to shareholders in reinvestment of dividends	3,533	42,641	3,177	37,414
Shares repurchased	(52,796)	(637,273)	(39,535)	(469,428)
Net increase (decrease)	11,614	$141,244	(28,110)	$(334,971)

	YEAR ENDED SEPTEMBER 30, 2025		YEAR ENDED SEPTEMBER 30, 2024
LIMITED TERM INCOME FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	5,010,006	$65,120,561	4,348,986	$55,363,238
Shares issued to shareholders in reinvestment of dividends	1,162,390	15,158,391	1,287,268	16,455,807
Shares repurchased	(10,846,657)	(141,178,075)	(12,139,047)	(154,501,903)
Net increase (decrease)	(4,674,261)	$(60,899,123)	(6,502,793)	$(82,682,858)

Class C Shares
Shares sold	466,506	$6,058,991	456,256	$5,821,819
Shares issued to shareholders in reinvestment of dividends	230,961	3,006,963	292,785	3,733,818
Shares repurchased	(2,494,107)	(32,380,992)	(4,027,966)	(51,128,822)
Net increase (decrease)	(1,796,640)	$(23,315,038)	(3,278,925)	$(41,573,185)

Class C2 Shares
Shares sold	30,042	$392,963	30,438	$388,438
Shares issued to shareholders in reinvestment of dividends	12,438	161,984	14,241	181,629
Shares repurchased	(86,099)	(1,122,269)	(195,611)	(2,466,907)
Net increase (decrease)	(43,619)	$(567,322)	(150,932)	$(1,896,840)

Class I Shares
Shares sold	91,357,382	$1,188,192,503	109,034,980	$1,393,542,594
Shares issued to shareholders in reinvestment of dividends	15,331,717	200,009,624	15,548,347	198,857,654
Shares repurchased	(125,142,667)	(1,628,481,552)	(168,298,127)	(2,142,528,569)
Net increase (decrease)	(18,453,568)	$(240,279,425)	(43,714,800)	$(550,128,321)

Class R3 Shares
Shares sold	1,022,759	$13,297,711	980,546	$12,461,660
Shares issued to shareholders in reinvestment of dividends	92,035	1,200,975	102,718	1,313,888
Shares repurchased	(1,527,019)	(19,862,748)	(1,383,168)	(17,684,236)
Net increase (decrease)	(412,225)	$(5,364,062)	(299,904)	$(3,908,688)

Annual Financial Statements | 195

Notes to Financial Statements, Continued

September 30, 2025

	YEAR ENDED SEPTEMBER 30, 2025		YEAR ENDED SEPTEMBER 30, 2024
LIMITED TERM INCOME FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class R4 Shares
Shares sold	225,112	$2,926,986	508,077	$6,506,932
Shares issued to shareholders in reinvestment of dividends	5,629	73,383	7,862	100,154
Shares repurchased	(610,939)	(7,953,883)	(790,839)	(10,052,559)
Net increase (decrease)	(380,198)	$(4,953,514)	(274,900)	$(3,445,473)

Class R5 Shares
Shares sold	2,125,728	$27,617,445	1,980,357	$25,107,698
Shares issued to shareholders in reinvestment of dividends	190,166	2,478,788	215,351	2,753,112
Shares repurchased	(4,150,551)	(54,153,355)	(2,502,466)	(31,900,837)
Net increase (decrease)	(1,834,657)	$(24,057,122)	(306,758)	$(4,040,027)

Class R6 Shares
Shares sold	5,927,691	$77,274,273	4,699,966	$60,019,507
Shares issued to shareholders in reinvestment of dividends	524,936	6,861,122	493,056	6,318,652
Shares repurchased	(5,724,418)	(74,652,834)	(4,834,285)	(61,796,972)
Net increase (decrease)	728,209	$9,482,561	358,737	$4,541,187

	YEAR ENDED SEPTEMBER 30, 2025		PERIOD ENDED SEPTEMBER 30, 2024†
CORE PLUS BOND FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	25,318	$263,372	28,326	$292,048
Shares issued to shareholders in reinvestment of dividends	1,437	14,952	679	7,080
Shares repurchased	(10,944)	(113,861)	(3,643)	(37,331)
Net increase (decrease)	15,811	$164,463	25,362	$261,797

Class C Shares
Shares sold	19,979	$207,777	81,686	$846,394
Shares issued to shareholders in reinvestment of dividends	3,601	37,474	1,473	15,402
Shares repurchased	(3,173)	(32,839)	(6,889)	(70,518)
Net increase (decrease)	20,407	$212,412	76,270	$791,278

Class I Shares
Shares sold	2,195,265	$22,823,417	15,423,496	$159,850,278
Shares issued to shareholders in reinvestment of dividends	735,477	7,650,303	368,142	3,854,232
Shares repurchased	(4,312,485)	(44,643,402)	(573,343)	(6,010,832)
Net increase (decrease)	(1,381,743)	$(14,169,682)	15,218,295	$157,693,678

Class R3 Shares*
Shares sold	-	$-	10,000	$100,000
Shares issued to shareholders in reinvestment of dividends	454	4,714	460	4,780
Shares repurchased	(10,914)	(115,397)	-	-
Net increase (decrease)	(10,460)	$(110,683)	10,460	$104,780

196 | Annual Financial Statements

Notes to Financial Statements, Continued

September 30, 2025

	YEAR ENDED SEPTEMBER 30, 2025		PERIOD ENDED SEPTEMBER 30, 2024†
CORE PLUS BOND FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class R4 Shares*
Shares sold	-	$-	10,206	$102,144
Shares issued to shareholders in reinvestment of dividends	480	4,984	486	5,051
Shares repurchased	(10,966)	(115,945)	(206)	(2,155)
Net increase (decrease)	(10,486)	$(110,961)	10,486	$105,040

Class R5 Shares*
Shares sold	-	$-	10,000	$100,000
Shares issued to shareholders in reinvestment of dividends	506	5,256	512	5,320
Shares repurchased	(11,018)	(116,500)	-	-
Net increase (decrease)	(10,512)	$(111,244)	10,512	$105,320

Class R6 Shares
Shares sold	-	$-	59,247	$610,200
Shares issued to shareholders in reinvestment of dividends	1,672	17,383	2,101	21,918
Shares repurchased	(37,415)	(394,315)	-	-
Net increase (decrease)	(35,743)	$(376,932)	61,348	$632,118

†	The Fund commenced operations on October 2, 2023.
*	Class no longer offered as of September 18, 2025.

	YEAR ENDED SEPTEMBER 30, 2025		YEAR ENDED SEPTEMBER 30, 2024
STRATEGIC INCOME FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	5,835,928	$67,022,992	7,900,567	$89,120,269
Shares issued to shareholders in reinvestment of dividends	1,044,217	11,992,308	1,114,529	12,656,188
Shares repurchased	(10,653,291)	(122,068,582)	(8,408,976)	(95,482,953)
Net increase (decrease)	(3,773,146)	$(43,053,282)	606,120	$6,293,504

Class C Shares
Shares sold	1,607,099	$18,393,410	2,216,211	$25,044,729
Shares issued to shareholders in reinvestment of dividends	348,168	3,990,617	316,760	3,590,531
Shares repurchased	(1,783,399)	(20,418,268)	(2,313,861)	(26,194,519)
Net increase (decrease)	171,868	$1,965,759	219,110	$2,440,741

Class I Shares
Shares sold	280,403,543	$3,207,277,512	354,012,172	$4,002,206,085
Shares issued to shareholders in reinvestment of dividends	38,270,356	438,519,960	30,849,100	349,781,098
Shares repurchased	(255,139,740)	(2,914,732,489)	(215,528,422)	(2,430,401,180)
Net increase (decrease)	63,534,159	$731,064,983	169,332,850	$1,921,586,003

Class R3 Shares
Shares sold	19,237	$221,230	47,387	$534,898
Shares issued to shareholders in reinvestment of dividends	4,541	52,090	3,374	38,331
Shares repurchased	(15,143)	(173,680)	(14,707)	(165,970)
Net increase (decrease)	8,635	$99,640	36,054	$407,259

Annual Financial Statements | 197

Notes to Financial Statements, Continued

September 30, 2025

	YEAR ENDED SEPTEMBER 30, 2025		YEAR ENDED SEPTEMBER 30, 2024
STRATEGIC INCOME FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class R4 Shares
Shares sold	18,544	$212,207	95,966	$1,085,320
Shares issued to shareholders in reinvestment of dividends	7,441	85,333	9,288	105,233
Shares repurchased	(67,102)	(772,076)	(151,714)	(1,715,829)
Net increase (decrease)	(41,117)	$(474,536)	(46,460)	$(525,276)

Class R5 Shares
Shares sold	5,813,026	$67,136,774	3,962,219	$45,357,741
Shares issued to shareholders in reinvestment of dividends	415,657	4,764,727	292,397	3,316,314
Shares repurchased	(2,065,455)	(23,576,791)	(2,078,594)	(23,580,930)
Net increase (decrease)	4,163,228	$48,324,710	2,176,022	$25,093,125

Class R6 Shares
Shares sold	7,635,568	$87,710,815	6,631,922	$75,205,503
Shares issued to shareholders in reinvestment of dividends	668,005	7,677,850	533,798	6,072,389
Shares repurchased	(7,209,560)	(82,913,305)	(3,938,579)	(44,687,401)
Net increase (decrease)	1,094,013	$12,475,360	3,227,141	$36,590,491

NOTE 7 – INVESTMENT TRANSACTIONS

For the year ended September 30, 2025, the Funds had purchase and sale transactions of investments as listed in the table below (excluding short-term investments and U.S. Government obligations).

	PURCHASES	SALES
Ultra Short Income Fund	$240,016,882	$102,113,806
Limited Term U.S. Government Fund	24,573,495	46,908,299
Limited Term Income Fund	2,423,659,452	1,895,262,522
Core Plus Bond Fund	49,696,964	48,112,068
Strategic Income Fund	4,311,186,906	2,759,201,313

NOTE 8 – DERIVATIVE FINANCIAL INSTRUMENTS

The Funds may use a variety of derivative financial instruments to hedge or adjust the risks affecting their investment portfolio or to enhance investment returns. Provisions of the FASB Accounting Standards Codification 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Funds and how these derivatives affect the financial position, financial performance and cash flows of the Funds. The Funds do not designate any derivative instruments as hedging instruments under ASC 815. During the year ended September 30, 2025, the Funds’ principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign currency contracts.

During the year ended September 30, 2025, some of the Funds entered into forward currency contracts in the normal course of pursuing its investment objectives, with the intent of reducing the risk to the value of the Funds’ foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. Each of the forward currency contracts entered into by the Funds is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Forward currency contracts involve risks to the Funds, including the risk that a contract’s counterparty will not meet its obligations to the Funds, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Funds may not achieve the intended benefit of entering into a contract and may experience a loss.

198 | Annual Financial Statements

Notes to Financial Statements, Continued

September 30, 2025

The monthly average value of open forward currency contracts for the year ended September 30, 2025 were as follows:

	CONTRACTS PURCHASED	CONTRACTS SOLD
Core Plus Bond Fund	$—	$415,994
Strategic Income Fund	2,921,526	126,563,508

These contracts are accounted for by the Funds under ASC 815. Unrealized appreciation and depreciation on outstanding contracts are reported in each Fund’s Statement of Assets and Liabilities, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at each contract’s inception date. Net realized gain (loss) on contracts closed during the period, and changes in net unrealized appreciation (depreciation) on outstanding contracts are recognized in each Fund’s Statement of Operations.

The outstanding forward currency contracts in the table located in each Fund’s Schedule of Investments, which were entered into with State Street Bank and Trust Company (“SSB”), were entered into pursuant to an International Swaps and Derivatives Association (“ISDA”) Master Agreement. In the event of a default or termination under the ISDA Master Agreement with SSB, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.

Because the ISDA Master Agreement with SSB does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities unless there has been an event of default or termination event under that agreement, the Funds do not net their respective outstanding forward currency contracts for purposes of the disclosure in the Statement of Assets and Liabilities. Instead, the Funds recognize the unrealized appreciation (depreciation) on those forward currency contracts on a gross basis in each Fund’s Statement of Assets and Liabilities.

The unrealized appreciation (depreciation) of the outstanding forward currency contracts recognized in each Fund’s Statement of Assets and Liabilities at September 30, 2025 is disclosed in the following table:

	TYPE OF DERIVATIVE(a)	PRINCIPAL RISK	COUNTER PARTY	ASSET DERIVATIVES	LIABILITY DERIVATIVES	NET AMOUNT
Core Plus Bond Fund	Forward currency contracts	Foreign currency risk	SSB	$3,875	$(8,448)	$(4,573)
Strategic Income Fund	Forward currency contracts	Foreign currency risk	SSB	812,871	(537,129)	275,742

(a)	Generally, the Statement of Assets and Liabilities location for forward currency contracts is Assets - Unrealized appreciation on forward currency contracts for asset derivatives and Liabilities - Unrealized depreciation on forward currency contracts for liabilities derivatives.

Because the Funds did not receive or post cash collateral in connection with their forward currency contracts during the period, the net amounts of each Fund’s assets and liabilities which are attributable to those contracts at September 30, 2025 can be determined by offsetting the dollar amounts shown in the asset and liability columns in the preceding table, the results of which are reflected in the “Net Amount” column. The Funds’ forward currency contracts are valued each day, and the net amounts of each Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

The net realized gain (loss) from forward currency contracts and the net change in unrealized appreciation (depreciation) on outstanding forward currency contracts recognized in each Fund’s Statement of Operations for the year ended September 30, 2025 are disclosed in the following table:

	TYPE OF DERIVATIVE(a)	PRINCIPAL RISK	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Core Plus Bond Fund	Forward currency contracts	Foreign currency risk	$(32,148)	$(4,381)
Strategic Income Fund	Forward currency contracts	Foreign currency risk	(5,965,324)	401,087

(a)	Generally, the Statement of Operations location for forward currency contracts is Net realized gain (loss) on: forward currency contracts and Net change in unrealized appreciation (depreciation) on: forward currency contracts.

Annual Financial Statements | 199

Financial Highlights

Ultra Short Income Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF PERIOD

CLASS A SHARES(b)
2025	$12.23	0.59	(0.03)	0.56	(0.59)	—	—	(0.59)	$12.20
2024	$12.17	0.66	0.07	0.73	(0.67)	—	—	(0.67)	$12.23
2023	$12.13	0.52	0.05	0.57	(0.53)	—	—	(0.53)	$12.17
2022	$12.44	0.19	(0.31)	(0.12)	(0.19)	—	—	(0.19)	$12.13
2021	$12.59	0.15	(0.08)	0.07	(0.18)	(0.04)	—	(0.22)	$12.44

CLASS I SHARES
2025	$12.22	0.61	(0.02)	0.59	(0.62)	—	—	(0.62)	$12.19
2024	$12.16	0.69	0.06	0.75	(0.69)	—	—	(0.69)	$12.22
2023	$12.12	0.55	0.04	0.59	(0.55)	—	—	(0.55)	$12.16
2022	$12.43	0.21	(0.31)	(0.10)	(0.21)	—	—	(0.21)	$12.12
2021	$12.58	0.18	(0.08)	0.10	(0.21)	(0.04)	—	(0.25)	$12.43

(a)	Not annualized for periods less than one year.
(b)	Sales loads are not reflected in computing total return.
+	Based on weighted average shares outstanding.

See notes to financial statements.

200 | Annual Financial Statements

Financial Highlights, Continued

Ultra Short Income Fund

	RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)	EXPENSES, AFTER EXPENSE REDUCTIONS (%)	EXPENSES, BEFORE EXPENSE REDUCTIONS (%)	TOTAL RETURN (%)(a)	PORTFOLIO TURNOVER RATE (%)(a)	NET ASSETS AT END OF PERIOD (THOUSANDS)

CLASS A SHARES(b)
2025	4.79	0.50	0.86	4.71	58.28	$31,146
2024	5.46	0.50	0.88	6.12	44.59	$50,154
2023	4.29	0.50	0.86	4.77	29.46	$28,234
2022	1.54	0.50	1.05	(0.96)	39.29	$34,147
2021	1.22	0.50	1.38	0.54	37.51	$10,930

CLASS I SHARES
2025	4.98	0.30	0.54	4.92	58.28	$236,543
2024	5.65	0.30	0.54	6.35	44.59	$214,056
2023	4.56	0.30	0.52	4.98	29.46	$235,011
2022	1.75	0.30	0.60	(0.77)	39.29	$145,743
2021	1.40	0.30	0.76	0.74	37.51	$42,587

Annual Financial Statements | 201

Financial Highlights

Limited Term U.S. Government Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF PERIOD

CLASS A SHARES(b)
2025	$12.19	0.31	0.06	0.37	(0.32)	—	—	(0.32)	$12.24
2024	$11.48	0.29	0.73	1.02	(0.31)	—	—	(0.31)	$12.19
2023	$11.64	0.22	(0.13)	0.09	(0.25)	—	—	(0.25)	$11.48
2022	$13.06	0.13	(1.36)	(1.23)	(0.19)	—	—	(0.19)	$11.64
2021	$13.38	0.08	(0.24)	(0.16)	(0.16)	—	—	(0.16)	$13.06

CLASS C SHARES
2025	$12.26	0.28	0.07	0.35	(0.30)	—	—	(0.30)	$12.31
2024	$11.54	0.26	0.74	1.00	(0.28)	—	—	(0.28)	$12.26
2023	$11.71	0.19	(0.14)	0.05	(0.22)	—	—	(0.22)	$11.54
2022	$13.13	0.09	(1.36)	(1.27)	(0.15)	—	—	(0.15)	$11.71
2021	$13.46	0.03	(0.25)	(0.22)	(0.11)	—	—	(0.11)	$13.13

CLASS C2 SHARES
2025	$12.27	0.28	0.07	0.35	(0.30)	—	—	(0.30)	$12.32
2024	$11.55	0.26	0.74	1.00	(0.28)	—	—	(0.28)	$12.27
2023	$11.71	0.20	(0.14)	0.06	(0.22)	—	—	(0.22)	$11.55
2022	$13.14	0.08	(1.36)	(1.28)	(0.15)	—	—	(0.15)	$11.71
2021(e)	$13.46	0.04	(0.25)	(0.21)	(0.11)	—	—	(0.11)	$13.14

CLASS I SHARES
2025	$12.19	0.35	0.06	0.41	(0.36)	—	—	(0.36)	$12.24
2024	$11.47	0.33	0.74	1.07	(0.35)	—	—	(0.35)	$12.19
2023	$11.64	0.26	(0.14)	0.12	(0.29)	—	—	(0.29)	$11.47
2022	$13.06	0.16	(1.36)	(1.20)	(0.22)	—	—	(0.22)	$11.64
2021	$13.38	0.11	(0.24)	(0.13)	(0.19)	—	—	(0.19)	$13.06

CLASS R3 SHARES
2025	$12.20	0.31	0.06	0.37	(0.32)	—	—	(0.32)	$12.25
2024	$11.49	0.29	0.73	1.02	(0.31)	—	—	(0.31)	$12.20
2023	$11.65	0.22	(0.13)	0.09	(0.25)	—	—	(0.25)	$11.49
2022	$13.06	0.11	(1.34)	(1.23)	(0.18)	—	—	(0.18)	$11.65
2021	$13.39	0.06	(0.25)	(0.19)	(0.14)	—	—	(0.14)	$13.06

CLASS R4 SHARES
2025	$12.18	0.31	0.06	0.37	(0.32)	—	—	(0.32)	$12.23
2024	$11.47	0.29	0.73	1.02	(0.31)	—	—	(0.31)	$12.18
2023	$11.64	0.22	(0.15)	0.07	(0.24)	—	—	(0.24)	$11.47
2022	$13.05	0.12	(1.35)	(1.23)	(0.18)	—	—	(0.18)	$11.64
2021	$13.37	0.06	(0.24)	(0.18)	(0.14)	—	—	(0.14)	$13.05

CLASS R5 SHARES
2025	$12.20	0.35	0.05	0.40	(0.36)	—	—	(0.36)	$12.24
2024	$11.48	0.33	0.74	1.07	(0.35)	—	—	(0.35)	$12.20
2023	$11.65	0.25	(0.14)	0.11	(0.28)	—	—	(0.28)	$11.48
2022	$13.07	0.16	(1.36)	(1.20)	(0.22)	—	—	(0.22)	$11.65
2021	$13.39	0.11	(0.25)	(0.14)	(0.18)	—	—	(0.18)	$13.07

(a)	Not annualized for periods less than one year.
(b)	Sales loads are not reflected in computing total return.
(c)	The total return based on the NAV which reflects the adjustments in accordance with U.S. GAAP is 8.81%.
(d)	The total return based on the NAV which reflects the adjustments in accordance with U.S. GAAP is 0.46%.
(e)	Effective date of this class of shares was October 1, 2020.
+	Based on weighted average shares outstanding.

See notes to financial statements.

202 | Annual Financial Statements

Financial Highlights, Continued

Limited Term U.S. Government Fund

	RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)	EXPENSES, AFTER EXPENSE REDUCTIONS (%)	EXPENSES, BEFORE EXPENSE REDUCTIONS (%)	TOTAL RETURN (%)(a)	PORTFOLIO TURNOVER RATE (%)(a)	NET ASSETS AT END OF PERIOD (THOUSANDS)

CLASS A SHARES(b)
2025	2.56	0.99	1.05	3.14	22.17	$32,299
2024	2.48	0.99	1.00	9.03	32.26	$38,447
2023	1.89	0.95	0.95	0.74	38.65	$43,326
2022	1.01	0.92	0.92	(9.51)	28.92	$57,028
2021	0.60	0.87	0.87	(1.22)	9.50	$92,786

CLASS C SHARES
2025	2.31	1.24	1.98	2.88	22.17	$1,912
2024	2.22	1.24	1.84	8.82	32.26	$2,665
2023	1.57	1.24	1.56	0.37	38.65	$3,311
2022	0.68	1.24	1.39	(9.74)	28.92	$5,821
2021	0.21	1.24	1.24	(1.65)	9.50	$10,084

CLASS C2 SHARES
2025	2.32	1.24	3.52	2.88	22.17	$314
2024	2.23	1.24	3.49	8.90 (c)	32.26	$305
2023	1.69	1.24	2.63	0.37 (d)	38.65	$576
2022	0.62	1.24	2.28	(9.81)	28.92	$230
2021(e)	0.28	1.24	3.37	(1.58)	9.50	$680

CLASS I SHARES
2025	2.87	0.67	0.70	3.47	22.17	$55,754
2024	2.82	0.65	0.65	9.49	32.26	$93,488
2023	2.18	0.65	0.65	0.96	38.65	$119,323
2022	1.31	0.62	0.62	(9.24)	28.92	$155,928
2021	0.85	0.61	0.61	(0.96)	9.50	$219,833

CLASS R3 SHARES
2025	2.56	0.99	1.93	3.14	22.17	$2,453
2024	2.46	0.99	1.92	9.03	32.26	$2,579
2023	1.86	0.99	1.75	0.70	38.65	$2,821
2022	0.89	0.99	1.52	(9.50)	28.92	$3,471
2021	0.46	0.99	1.31	(1.41)	9.50	$7,601

CLASS R4 SHARES
2025	2.58	0.99	2.29	3.14	22.17	$1,320
2024	2.48	0.99	2.65	9.04	32.26	$1,035
2023	1.85	0.99	2.91	0.61	38.65	$931
2022	0.92	0.99	2.30	(9.51)	28.92	$1,146
2021	0.47	0.99	1.63	(1.34)	9.50	$2,011

CLASS R5 SHARES
2025	2.91	0.67	2.11	3.39	22.17	$1,356
2024	2.79	0.67	2.24	9.47	32.26	$1,209
2023	2.16	0.67	2.01	0.94	38.65	$1,461
2022	1.30	0.67	1.64	(9.27)	28.92	$1,995
2021	0.80	0.67	1.56	(1.02)	9.50	$2,198

Annual Financial Statements | 203

Financial Highlights

Limited Term Income Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF PERIOD

CLASS A SHARES(b)
2025	$13.14	0.50	0.07	0.57	(0.50)	—	—	(0.50)	$13.21
2024	$12.39	0.47	0.76	1.23	(0.48)	—	—	(0.48)	$13.14
2023	$12.38	0.36	0.02	0.38	(0.37)	—	—	(0.37)	$12.39
2022	$13.83	0.21	(1.43)	(1.22)	(0.23)	—	—	(0.23)	$12.38
2021	$14.14	0.16	(0.11)	0.05	(0.19)	(0.17)	—	(0.36)	$13.83

CLASS C SHARES
2025	$13.12	0.46	0.08	0.54	(0.47)	—	—	(0.47)	$13.19
2024	$12.37	0.44	0.75	1.19	(0.44)	—	—	(0.44)	$13.12
2023	$12.36	0.33	0.02	0.35	(0.34)	—	—	(0.34)	$12.37
2022	$13.81	0.18	(1.43)	(1.25)	(0.20)	—	—	(0.20)	$12.36
2021	$14.12	0.13	(0.11)	0.02	(0.16)	(0.17)	—	(0.33)	$13.81

CLASS C2 SHARES
2025	$13.12	0.43	0.08	0.51	(0.44)	—	—	(0.44)	$13.19
2024	$12.37	0.41	0.76	1.17	(0.42)	—	—	(0.42)	$13.12
2023	$12.36	0.30	0.02	0.32	(0.31)	—	—	(0.31)	$12.37
2022	$13.81	0.15	(1.43)	(1.28)	(0.17)	—	—	(0.17)	$12.36
2021(c)	$14.12	0.09	(0.11)	(0.02)	(0.12)	(0.17)	—	(0.29)	$13.81

CLASS I SHARES
2025	$13.14	0.53	0.08	0.61	(0.54)	—	—	(0.54)	$13.21
2024	$12.39	0.51	0.75	1.26	(0.51)	—	—	(0.51)	$13.14
2023	$12.38	0.40	0.02	0.42	(0.41)	—	—	(0.41)	$12.39
2022	$13.84	0.25	(1.44)	(1.19)	(0.27)	—	—	(0.27)	$12.38
2021	$14.15	0.20	(0.11)	0.09	(0.23)	(0.17)	—	(0.40)	$13.84

CLASS R3 SHARES
2025	$13.15	0.47	0.07	0.54	(0.47)	—	—	(0.47)	$13.22
2024	$12.40	0.44	0.76	1.20	(0.45)	—	—	(0.45)	$13.15
2023	$12.38	0.33	0.03	0.36	(0.34)	—	—	(0.34)	$12.40
2022	$13.84	0.18	(1.44)	(1.26)	(0.20)	—	—	(0.20)	$12.38
2021	$14.15	0.13	(0.11)	0.02	(0.16)	(0.17)	—	(0.33)	$13.84

CLASS R4 SHARES
2025	$13.14	0.47	0.06	0.53	(0.47)	—	—	(0.47)	$13.20
2024	$12.38	0.44	0.77	1.21	(0.45)	—	—	(0.45)	$13.14
2023	$12.37	0.34	0.01	0.35	(0.34)	—	—	(0.34)	$12.38
2022	$13.83	0.20	(1.46)	(1.26)	(0.20)	—	—	(0.20)	$12.37
2021	$14.14	0.13	(0.11)	0.02	(0.16)	(0.17)	—	(0.33)	$13.83

CLASS R5 SHARES
2025	$13.14	0.53	0.08	0.61	(0.54)	—	—	(0.54)	$13.21
2024	$12.39	0.51	0.75	1.26	(0.51)	—	—	(0.51)	$13.14
2023	$12.37	0.40	0.02	0.42	(0.40)	—	—	(0.40)	$12.39
2022	$13.83	0.25	(1.44)	(1.19)	(0.27)	—	—	(0.27)	$12.37
2021	$14.14	0.20	(0.11)	0.09	(0.23)	(0.17)	—	(0.40)	$13.83

CLASS R6 SHARES
2025	$13.17	0.54	0.07	0.61	(0.55)	—	—	(0.55)	$13.23
2024	$12.41	0.52	0.76	1.28	(0.52)	—	—	(0.52)	$13.17
2023	$12.40	0.41	0.01	0.42	(0.41)	—	—	(0.41)	$12.41
2022	$13.86	0.26	(1.44)	(1.18)	(0.28)	—	—	(0.28)	$12.40
2021	$14.17	0.21	(0.11)	0.10	(0.24)	(0.17)	—	(0.41)	$13.86

(a)	Not annualized for periods less than one year.
(b)	Sales loads are not reflected in computing total return.
(c)	Effective date of this class of shares was October 1, 2020.
(d)	The total return based on the NAV which reflects the adjustments in accordance with U.S. GAAP is (8.70)%.
(e)	The total return based on the NAV which reflects the adjustments in accordance with U.S. GAAP is 0.61%.
+	Based on weighted average shares outstanding.

See notes to financial statements.

204 | Annual Financial Statements

Financial Highlights, Continued

Limited Term Income Fund

	RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)	EXPENSES, AFTER EXPENSE REDUCTIONS (%)	EXPENSES, BEFORE EXPENSE REDUCTIONS (%)	TOTAL RETURN (%)(a)		PORTFOLIO TURNOVER RATE (%)(a)	NET ASSETS AT END OF PERIOD (THOUSANDS)

CLASS A SHARES(b)
2025	3.81	0.77	0.77	4.44		32.96	$421,154
2024	3.71	0.76	0.76	10.08		59.42	$480,422
2023	2.90	0.78	0.78	3.06		37.65	$533,551
2022	1.58	0.77	0.77	(8.89)		46.77	$598,675
2021	1.17	0.77	0.77	0.33		33.37	$818,846

CLASS C SHARES
2025	3.56	1.01	1.01	4.19		32.96	$83,078
2024	3.45	1.01	1.01	9.82		59.42	$106,222
2023	2.64	1.01	1.01	2.83		37.65	$140,716
2022	1.33	0.99	0.99	(9.11)		46.77	$221,057
2021	0.94	0.99	0.99	0.11		33.37	$360,840

CLASS C2 SHARES
2025	3.34	1.24	1.49	3.96		32.96	$4,612
2024	3.23	1.24	1.42	9.57		59.42	$5,160
2023	2.43	1.24	1.44	2.59		37.65	$6,733
2022	1.10	1.24	1.30	(9.33)		46.77	$9,615
2021(c)	0.65	1.24	1.32	(0.17)		33.37	$12,902

CLASS I SHARES
2025	4.09	0.49	0.53	4.74		32.96	$5,328,620
2024	3.99	0.49	0.52	10.38		59.42	$5,543,890
2023	3.18	0.49	0.54	3.36		37.65	$5,769,043
2022	1.86	0.49	0.51	(8.63	)(d)	46.77	$6,890,513
2021	1.44	0.49	0.50	0.53	(e)	33.37	$8,840,331

CLASS R3 SHARES
2025	3.59	0.99	1.09	4.22		32.96	$30,452
2024	3.48	0.99	1.08	9.83		59.42	$35,717
2023	2.66	0.99	1.06	2.93		37.65	$37,395
2022	1.39	0.99	1.04	(9.16)		46.77	$49,513
2021	0.94	0.99	1.02	0.11		33.37	$51,825

CLASS R4 SHARES
2025	3.58	0.99	1.11	4.14		32.96	$11,366
2024	3.46	0.99	1.21	9.92		59.42	$16,303
2023	2.71	0.99	1.15	2.84		37.65	$18,774
2022	1.51	0.99	1.24	(9.16)		46.77	$17,988
2021	0.94	0.99	1.19	0.11		33.37	$10,777

CLASS R5 SHARES
2025	4.08	0.49	0.71	4.73		32.96	$46,970
2024	3.98	0.49	0.66	10.38		59.42	$70,839
2023	3.15	0.49	0.74	3.44		37.65	$70,594
2022	1.88	0.49	0.71	(8.71)		46.77	$111,149
2021	1.44	0.49	0.69	0.61		33.37	$134,974

CLASS R6 SHARES
2025	4.17	0.42	0.47	4.73		32.96	$182,131
2024	4.07	0.42	0.47	10.53		59.42	$171,607
2023	3.25	0.42	0.46	3.43		37.65	$157,354
2022	2.00	0.42	0.45	(8.62)		46.77	$180,359
2021	1.51	0.42	0.43	0.68		33.37	$127,763

Annual Financial Statements | 205

Financial Highlights

Core Plus Bond Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF YEAR	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF YEAR

CLASS A SHARES(b)
2025	$10.73	0.49	(0.19)	0.30	(0.49)	(0.01)	—	(0.50)	$10.53
2024(c)	$10.00	0.50	0.72	1.22	(0.49)	—	—	(0.49)	$10.73

CLASS C SHARES
2025	$10.74	0.42	(0.20)	0.22	(0.42)	(0.01)	—	(0.43)	$10.53
2024(c)	$10.00	0.44	0.72	1.16	(0.42)	—	—	(0.42)	$10.74

CLASS I SHARES
2025	$10.74	0.52	(0.20)	0.32	(0.52)	(0.01)	—	(0.53)	$10.53
2024(c)	$10.00	0.54	0.72	1.26	(0.52)	—	—	(0.52)	$10.74

CLASS R6 SHARES
2025	$10.73	0.52	(0.19)	0.33	(0.52)	(0.01)	—	(0.53)	$10.53
2024(c)	$10.00	0.54	0.71	1.25	(0.52)	—	—	(0.52)	$10.73

(a)	Not annualized for periods less than one year.
(b)	Sales loads are not reflected in computing total return.
(c)	The Fund commenced operations on October 2, 2023.
(d)	Annualized.
(e)	The total return based on the NAV which reflects the adjustments in accordance with U.S. GAAP is 12.91% for 2024 and 3.26% for 2025.
+	Based on weighted average shares outstanding.

See notes to financial statements.

206 | Annual Financial Statements

Financial Highlights, Continued

Core Plus Bond Fund

	RATIOS TO AVERAGE NET ASSETS						SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)		EXPENSES, AFTER EXPENSE REDUCTIONS (%)		EXPENSES, BEFORE EXPENSE REDUCTIONS (%)		TOTAL RETURN (%)(a)		PORTFOLIO TURNOVER RATE (%)(a)	NET ASSETS AT END OF YEAR (THOUSANDS)

CLASS A SHARES(b)
2025	4.77		0.75		16.46		3.05		32.74	$434
2024(c)	4.80	(d)	0.75	(d)	10.92	(d)	12.50		73.32	$272

CLASS C SHARES
2025	4.04		1.50		3.61		2.21		32.74	$1,018
2024(c)	4.21	(d)	1.50	(d)	3.45	(d)	11.78		73.32	$819

CLASS I SHARES
2025	5.04		0.50		0.84		3.35	(e)	32.74	$145,665
2024(c)	5.23	(d)	0.46	(d)	1.11	(d)	12.80	(e)	73.32	$163,388

CLASS R6 SHARES
2025	5.02		0.49		5.37		3.32		32.74	$270
2024(c)	5.26	(d)	0.49	(d)	2.23	(d)	12.82		73.32	$658

Annual Financial Statements | 207

Financial Highlights

Strategic Income Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF PERIOD

CLASS A SHARES(c)
2025	$11.67	0.54	(0.02)	0.52	(0.56)	—	—	(0.56)	$11.63
2024	$11.02	0.52	0.65	1.17	(0.52)	—	—	(0.52)	$11.67
2023	$10.99	0.45	0.03	0.48	(0.45)	—	—	(0.45)	$11.02
2022	$12.41	0.36	(1.38)	(1.02)	(0.37)	(0.03)	—	(0.40)	$10.99
2021	$12.24	0.43	0.21	0.64	(0.47)	—	—	(0.47)	$12.41

CLASS C SHARES
2025	$11.65	0.45	(0.03)	0.42	(0.47)	—	—	(0.47)	$11.60
2024	$11.00	0.44	0.64	1.08	(0.43)	—	—	(0.43)	$11.65
2023	$10.97	0.37	0.03	0.40	(0.37)	—	—	(0.37)	$11.00
2022	$12.39	0.27	(1.38)	(1.11)	(0.28)	(0.03)	—	(0.31)	$10.97
2021	$12.22	0.33	0.21	0.54	(0.37)	—	—	(0.37)	$12.39

CLASS I SHARES
2025	$11.65	0.58	(0.03)	0.55	(0.60)	—	—	(0.60)	$11.60
2024	$11.00	0.56	0.65	1.21	(0.56)	—	—	(0.56)	$11.65
2023	$10.96	0.49	0.04	0.53	(0.49)	—	—	(0.49)	$11.00
2022	$12.38	0.40	(1.38)	(0.98)	(0.41)	(0.03)	—	(0.44)	$10.96
2021	$12.20	0.47	0.22	0.69	(0.51)	—	—	(0.51)	$12.38

CLASS R3 SHARES
2025	$11.66	0.51	(0.04)	0.47	(0.52)	—	—	(0.52)	$11.61
2024	$11.01	0.49	0.64	1.13	(0.48)	—	—	(0.48)	$11.66
2023	$10.98	0.42	0.03	0.45	(0.42)	—	—	(0.42)	$11.01
2022	$12.40	0.33	(1.38)	(1.05)	(0.34)	(0.03)	—	(0.37)	$10.98
2021	$12.22	0.40	0.21	0.61	(0.43)	—	—	(0.43)	$12.40

CLASS R4 SHARES
2025	$11.66	0.51	(0.04)	0.47	(0.52)	—	—	(0.52)	$11.61
2024	$11.01	0.49	0.64	1.13	(0.48)	—	—	(0.48)	$11.66
2023	$10.97	0.42	0.04	0.46	(0.42)	—	—	(0.42)	$11.01
2022	$12.39	0.32	(1.37)	(1.05)	(0.34)	(0.03)	—	(0.37)	$10.97
2021	$12.22	0.40	0.20	0.60	(0.43)	—	—	(0.43)	$12.39

CLASS R5 SHARES
2025	$11.65	0.58	(0.03)	0.55	(0.60)	—	—	(0.60)	$11.60
2024	$11.00	0.56	0.65	1.21	(0.56)	—	—	(0.56)	$11.65
2023	$10.96	0.50	0.03	0.53	(0.49)	—	—	(0.49)	$11.00
2022	$12.39	0.40	(1.39)	(0.99)	(0.41)	(0.03)	—	(0.44)	$10.96
2021	$12.21	0.47	0.22	0.69	(0.51)	—	—	(0.51)	$12.39

CLASS R6 SHARES
2025	$11.68	0.59	(0.03)	0.56	(0.61)	—	—	(0.61)	$11.63
2024	$11.03	0.58	0.64	1.22	(0.57)	—	—	(0.57)	$11.68
2023	$10.99	0.50	0.04	0.54	(0.50)	—	—	(0.50)	$11.03
2022	$12.42	0.41	(1.39)	(0.98)	(0.42)	(0.03)	—	(0.45)	$10.99
2021	$12.24	0.48	0.22	0.70	(0.52)	—	—	(0.52)	$12.42

(a)	Net investment income (loss) includes income from foreign withholding tax claims adjusted for IRS compliance fees and/or tax reclaim collection fees. Without these proceeds, the Net Investment Income (Loss) ratios would have been as follows:

	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6
2024	4.61%	3.86%	4.99%	4.36%	4.35%	4.98%	5.08%
2021	3.48%	2.71%	3.81%	3.19%	3.21%	3.84%	3.89%

(b)	Not annualized for periods less than one year.
(c)	Sales loads are not reflected in computing total return.
+	Based on weighted average shares outstanding.

See notes to financial statements.

208 | Annual Financial Statements

Financial Highlights, Continued

Strategic Income Fund

	RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)(a)	EXPENSES, AFTER EXPENSE REDUCTIONS (%)	EXPENSES, BEFORE EXPENSE REDUCTIONS (%)	TOTAL RETURN (%)(b)	PORTFOLIO TURNOVER RATE (%)(b)	NET ASSETS AT END OF PERIOD (THOUSANDS)

CLASS A SHARES(c)
2025	4.69	0.99	1.02	4.59	30.03	$249,871
2024	4.61	0.97	1.00	10.81	60.47	$294,970
2023	4.00	1.02	1.07	4.39	22.34	$271,826
2022	3.03	0.99	1.06	(8.37)	27.19	$321,614
2021	3.48	0.95	1.05	5.30	28.55	$376,252

CLASS C SHARES
2025	3.97	1.71	1.74	3.74	30.03	$102,672
2024	3.86	1.72	1.75	10.02	60.47	$101,094
2023	3.31	1.72	1.77	3.69	22.34	$93,062
2022	2.29	1.72	1.79	(9.08)	27.19	$80,326
2021	2.71	1.73	1.83	4.49	28.55	$100,385

CLASS I SHARES
2025	5.08	0.60	0.73	4.89	30.03	$9,479,521
2024	4.99	0.60	0.74	11.24	60.47	$8,778,651
2023	4.44	0.60	0.77	4.90	22.34	$6,427,625
2022	3.45	0.60	0.77	(8.07)	27.19	$4,180,742
2021	3.81	0.60	0.81	5.74	28.55	$3,255,002

CLASS R3 SHARES
2025	4.43	1.25	2.88	4.21	30.03	$1,225
2024	4.36	1.25	3.37	10.52	60.47	$1,130
2023	3.78	1.25	4.49	4.15	22.34	$670
2022	2.77	1.25	3.96	(8.64)	27.19	$641
2021	3.20	1.25	3.16	5.06	28.55	$837

CLASS R4 SHARES
2025	4.42	1.25	2.29	4.21	30.03	$1,942
2024	4.35	1.25	2.07	10.52	60.47	$2,430
2023	3.81	1.25	2.10	4.24	22.34	$2,806
2022	2.76	1.25	2.44	(8.65)	27.19	$2,044
2021	3.21	1.25	2.28	4.98	28.55	$2,139

CLASS R5 SHARES
2025	5.09	0.60	0.85	4.89	30.03	$139,890
2024	4.98	0.60	0.87	11.24	60.47	$91,965
2023	4.46	0.60	0.88	4.90	22.34	$62,908
2022	3.38	0.60	0.96	(8.14)	27.19	$40,507
2021	3.84	0.60	0.92	5.74	28.55	$64,449

CLASS R6 SHARES
2025	5.15	0.53	0.68	4.97	30.03	$195,934
2024	5.08	0.53	0.69	11.30	60.47	$183,956
2023	4.52	0.53	0.70	4.97	22.34	$138,108
2022	3.53	0.53	0.72	(8.05)	27.19	$109,349
2021	3.89	0.53	0.75	5.81	28.55	$77,415

Annual Financial Statements | 209

Report of Independent Registered Public Accounting Firm

Thornburg Taxable Fixed Income Funds

To the Board of Trustees of Thornburg Investment Trust and Shareholders of Thornburg Ultra Short Income Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Core Plus Bond Fund, and Thornburg Strategic Income Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Thornburg Ultra Short Income Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Core Plus Bond Fund, and Thornburg Strategic Income Fund (five of the funds constituting Thornburg Investment trust, hereafter collectively referred to as the “Funds”) as of September 30, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of September 30, 2025, the results of each of their operations and the changes in each of their net assets for each of the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Funds

Thornburg Ultra Short Income Fund (1)

Thornburg Limited Term U.S. Government Fund (1)

Thornburg Limited Term Income Fund (1)

Thornburg Core Plus Bond Fund (2)

Thornburg Strategic Income Fund (1)

(1) Statement of operations for the year ended September 30, 2025 and statements of changes in net assets for years ended September 30, 2025 and 2024

(2) Statement of operations for the year ended September 30, 2025, and statements of changes in net assets for year ended September 30, 2025 and the period October 2, 2023 (commencement of operations) through September 30, 2024

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

November 17, 2025

We have served as the auditor of one or more investment companies in Thornburg Investment Trust since 1999.

210 | Annual Financial Statements

Tax Information

September 30, 2025

For the tax year ended September 30, 2025, taxable ordinary income dividends and long term capital gain dividends paid by the Funds for federal income tax purposes are as follows:

	TAXABLE ORDINARY	LONG TERM CAPITAL GAIN
Ultra Short Income Fund	$12,919,874	$—
Limited Term U.S. Government Fund	3,337,601	—
Limited Term Income Fund	252,880,040	—
Core Plus Bond Fund	7,731,774	3,766
Strategic Income Fund	499,553,991	—

For the tax year ended September 30, 2025, the dividend ratio (or the maximum allowed) paid from tax basis net ordinary income as qualifying for the reduced rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003 and the ordinary income distributions ratio (or the maximum allowed) paid as qualified for the corporate dividend received deduction are as follows:

	QUALIFIED DIVIDEND INCOME	DIVIDENDS RECEIVED DEDUCTION
Limited Term Income Fund	0.32%	0.21%
Core Plus Bond Fund	0.27	0.27
Strategic Income Fund	0.44	0.31

The information and the distributions reported herein may differ from information and distributions reported to the shareholders for the calendar year ending December 31, 2025. Complete information will be reported in conjunction with your 2025 Form 1099.

Annual Financial Statements | 211

Schedule of Investments

Thornburg Short Duration Municipal Fund | September 30, 2025

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	LONG-TERM MUNICIPAL BONDS — 99.9%

	ALABAMA — 6.5%
[a]	Black Belt Energy Gas District (Guaranty: Royal Bank of Canada), Series B, 5.25% due 12/1/2053 (put 12/1/2030)	$1,000,000	$1,084,432
[a]	Chatom (PowerSouth Energy Cooperative; SPA National Rural Utilities Cooperative Finance) IDB, Series A, 3.375% due 8/1/2037 (put 2/2/2026)	2,000,000	2,024,874
	City of Mobile Alabama (Alabama Power Co.) IDB,
	Series A,
[a]	3.30% due 7/15/2034 (put 3/12/2026)	1,000,000	1,000,506
[a]	3.375% due 6/1/2034 (put 6/26/2029)	1,000,000	1,014,377
[a]	Series C, 3.78% due 6/1/2034 (put 6/16/2026)	1,115,000	1,120,247
[a]	Lower Alabama Gas District (Guaranty: Goldman Sachs Group, Inc.), 4.00% due 12/1/2050 (put 12/1/2025)	825,000	826,249
[a]	Southeast Energy Authority A Cooperative District (Guaranty: Morgan Stanley Group), Series A-1, 5.50% due 1/1/2053 (put 12/1/2029)	240,000	260,434
	ARIZONA — 2.2%
[a]	Arizona (Banner Health Obligated Group) HFA, Series B, 3.14% (MUNIPSA + 0.25%) due 1/1/2046 (pre-refunded 11/4/2025)	155,000	154,987
[a]	Arizona (Gunsmoke Ranch Apartments LP) IDA, 5.00% due 3/1/2058 (put 11/1/2026)	1,500,000	1,535,243
	Arizona HFA,
	Series B,
[a]	3.14% (MUNIPSA + 0.25%) due 1/1/2046 (pre-refunded 11/4/2025)	35,000	34,924
[a]	3.14% (MUNIPSA + 0.25%) due 1/1/2046 (put 11/4/2026)	810,000	809,286
	CALIFORNIA — 9.3%
	California (PIH Health, Inc. Obligated Group) HFFA, Series A, 5.00% due 6/1/2027	365,000	378,539
	California Community Choice Financing Authority (Guaranty: American General Life) (Green Bond), Series C, 5.00% due 4/1/2031	1,750,000	1,884,222
	California Community Choice Financing Authority (Guaranty: Morgan Stanley Group) (Green Bond),
[a]	Series A-1, 4.00% due 5/1/2053 (put 8/1/2028)	1,000,000	1,021,666
[a]	Series B-1, 5.00% due 7/1/2053 (put 8/1/2029)	1,000,000	1,061,882
[a]	California Municipal Finance Authority (Waste Management, Inc.; Guaranty: Waste Management Holdings) AMT, Series A, 4.25% due 12/1/2044 (put 12/1/2025)	2,000,000	2,000,891
[a,b]	California Pollution Control Financing Authority (Republic Services, Inc.) AMT, 3.80% due 7/1/2043 (put 2/17/2026)	1,000,000	990,365
	City of Los Angeles Department of Airports (Green Bond) AMT, Series A, 5.00% due 5/15/2030	2,000,000	2,191,532
	Tulare Public Financing Authority (BAM), 5.00% due 4/1/2027 - 4/1/2028	1,055,000	1,067,251
	COLORADO — 1.2%
[a]	Adams County Housing Authority (647 Oat LLLP), 4.50% due 5/1/2042 (put 5/1/2026)	1,000,000	1,001,815
	Denver Convention Center Hotel Authority, 5.00% due 12/1/2030	350,000	355,266
	CONNECTICUT — 0.2%
[a]	Connecticut Housing Finance Authority (Green Bond), Series C-2, 4.40% due 5/15/2066 (put 11/15/2026)	185,000	185,134
	FLORIDA — 5.3%
[a]	Broward County Housing Finance Authority (Pinnacle 441 Phase 2 LLC), 4.05% due 9/1/2056 (put 3/1/2026)	500,000	502,443
[b]	Charlotte County (Town & Country Utilities Projects) IDA AMT, 5.00% due 10/1/2029	275,000	278,172
	City of Orlando (Senior Tourist Development) (AG), Series A, 5.00% due 11/1/2025	1,000,000	1,001,687
	City of Tampa (State of Florida Cigarette Tax Revenue), Series A, 5.00% due 9/1/2026	300,000	306,070
[b]	City of Venice (Southwest Florida Retirement Center, Inc. Obligated Group), Series B-2, 4.50% due 1/1/2030	575,000	573,745
	County of Manatee (Public Utilities System Improvements), 5.00% due 10/1/2026	370,000	370,669
[a]	Florida Housing Finance Corp. (GNMA), Series B, 3.35% due 10/1/2027 (put 10/1/2026)	1,000,000	1,004,373
	Lee County (Shell Point Obligated Group) IDA, Series B-2, 4.375% due 11/15/2029	1,000,000	1,006,383
[a]	Miami-Dade County Housing Finance Authority (St. Mary Towers Apartments LLLP) (HUD), 3.40% due 4/1/2041 (put 10/1/2026)	1,000,000	1,000,286
	GEORGIA — 6.0%
[a]	Bartow County Development Authority (Georgia Power Co.), 3.95% due 12/1/2032 (put 3/8/2028)	1,300,000	1,330,446
[a]	Development Authority of Burke County (Georgia Power Co.), Series 1994, 3.80% due 10/1/2032 (put 5/21/2026)	1,000,000	1,003,529
[a]	Development Authority of Burke County (Oglethorpe Power Corp.), Series A, 3.60% due 1/1/2040 (put 2/1/2030)	620,000	633,771
	Main Street Natural Gas, Inc. (Guaranty: Citigroup, Inc.),
[a]	Series A, 5.00% due 6/1/2053 (put 6/1/2030)	800,000	849,921
	Series B, 5.00% due 12/1/2030	810,000	867,200
[a]	Main Street Natural Gas, Inc. (Guaranty: Royal Bank of Canada), Series C, 5.00% due 9/1/2053 (put 9/1/2030)	1,500,000	1,609,854
	Private Colleges & Universities Authority (Corp. of Mercer University), 5.00% due 10/1/2026	495,000	505,920
	ILLINOIS — 6.3%
	Chicago O’Hare International Airport AMT, Series E, 5.00% due 1/1/2027	1,380,000	1,412,565
	Chicago Park District GO, Series A, 5.00% due 1/1/2027	825,000	829,304
[a]	City of Chicago (New City Redevelopment LP), 3.50% due 8/1/2027 (put 8/1/2026)	1,270,000	1,272,854
	City of Chicago (Water System), 5.00% due 11/1/2027	560,000	573,161
	City of Chicago Waterworks Revenue, 5.00% due 11/1/2029	385,000	393,504
	Greene Jersey & Macoupin Counties Community Unit School District No. 9 Southwest (BAM) GO, 5.00% due 12/1/2029	350,000	379,531
	Illinois Finance Authority (Ascension Health Credit Group), Series C, 5.00% due 2/15/2029	275,000	282,057

212 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Short Duration Municipal Fund | September 30, 2025

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE
	Metropolitan Pier & Exposition Authority, Series A, 5.00% due 12/15/2028	$440,000	$460,118
	State of Illinois GO, Series B, 5.00% due 3/1/2027 - 9/1/2027	1,495,000	1,548,652
	INDIANA — 4.5%
[a]	City of Rockport (Indiana Michigan Power Co.), Series A, 3.70% due 6/1/2047 (put 6/1/2029)	1,200,000	1,229,302
[a]	Indiana Finance Authority (Republic Services, Inc.) AMT, Series A, 3.80% due 5/1/2028 (put 12/1/2025)	3,500,000	3,500,000
	Westfield-Washington Schools (State Intercept) GO, Series C, 6.00% due 1/15/2026	340,000	343,075
	IOWA — 2.7%
[a]	PEFA, Inc. (Guaranty: Goldman Sachs Group, Inc.), 5.00% due 9/1/2049 (put 9/1/2026)	3,000,000	3,051,567
	KENTUCKY — 3.2%
	County of Boone (Duke Energy Kentucky, Inc.), Series A, 3.70% due 8/1/2027	1,000,000	1,004,909
	Kentucky (Norton Healthcare Obligated Group) (NPFG) EDFA, Series B, Zero Coupon Zero Coupon due 10/1/2025	125,000	124,990
[a]	Kentucky Public Energy Authority (Guaranty: Morgan Stanley Finance), Series A, 5.25% due 6/1/2055 (put 12/1/2029)	2,300,000	2,465,494
	LOUISIANA — 2.2%
	City of Shreveport (AG) GO, Series A, 5.00% due 3/1/2026	500,000	503,959
[a]	Louisiana Offshore Terminal Authority (Loop LLC), Series A-R, 4.20% due 9/1/2033 (put 9/1/2028)	1,000,000	1,018,776
[a]	State of Louisiana Gasoline & Fuels Tax Revenue, Series A, 3.412% (SOFR + 0.50%) due 5/1/2043 (put 5/1/2026)	965,000	963,025
	MASSACHUSETTS — 2.6%
	City of Quincy GO, 5.00% due 9/29/2026	500,000	510,904
[a,b]	Massachusetts (Mass General Brigham, Inc.) DFA, Series T-1, 3.49% (MUNIPSA + 0.60%) due 7/1/2049 (put 1/29/2026)	2,500,000	2,490,347
	MICHIGAN — 0.1%
[a]	Michigan Strategic Fund (Consumers Energy Co.) AMT, 3.35% due 10/1/2049 (put 10/1/2027)	110,000	109,146
	MONTANA — 0.9%
	City of Forsyth (NorthWestern Corp.), 3.875% due 7/1/2028	1,000,000	1,020,259
	NEBRASKA — 2.2%
[a]	Central Plains Energy Project (Guaranty: Goldman Sachs Group, Inc.), Series 1, 5.00% due 5/1/2053 (put 10/1/2029)	1,000,000	1,053,913
[a]	Central Plains Energy Project (Guaranty: Royal Bank of Canada), Series A-1, 5.00% due 8/1/2055 (put 8/1/2031)	920,000	994,903
	Gretna Public Schools GO, Series B, 5.00% due 12/15/2027	500,000	502,326
	NEVADA — 1.3%
[a]	County of Clark (Nevada Power Co.), 3.75% due 1/1/2036 (put 3/31/2026)	1,000,000	1,002,190
	Reno-Tahoe Airport Authority AMT, Series A, 5.00% due 7/1/2029	500,000	527,355
	NEW MEXICO — 1.4%
[a]	City of Farmington (Public Service Co. of New Mexico), Series B, 3.875% due 6/1/2040 (put 6/1/2029)	1,000,000	1,021,548
	New Mexico Hospital Equipment Loan Council (San Juan Regional Medical Center, Inc.), 5.00% due 6/1/2030	525,000	566,988
	NEW YORK — 2.0%
[a]	New York City Housing Development Corp. (FHA) (Green Bond), Series F-2A, 3.40% due 11/1/2062 (put 12/22/2026)	1,100,000	1,096,354
[a]	New York State Housing Finance Agency (HUD, SONYMA) (Green Bond), Series A-2, 3.65% due 11/1/2062 (put 11/1/2028)	400,000	399,122
[a]	Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue), Series B2, 5.00% due 5/15/2050 (put 5/15/2026)	500,000	506,928
	Westchester County Local Development Corp. (Miriam Osborn Memorial Home Association Obligated Group), 5.00% due 7/1/2027	270,000	275,965
	NORTH CAROLINA — 1.0%
[c]	North Carolina Medical Care Commission (Maryfield, Inc. Obligated Group), 5.00% due 10/1/2031	500,000	534,948
	North Carolina Medical Care Commission (United Methodist Retirement Homes Inc Obligated Group),
	Series 2024B-1, 4.25% due 10/1/2028	150,000	150,099
	Series 2024B-2, 3.75% due 10/1/2028	500,000	500,169
	OHIO — 3.0%
	Akron, Bath & Copley Joint Township Hospital District (Summa Health System Obligated Group) ETM, 5.00% due 11/15/2027 - 11/15/2028	510,000	543,165
	County of Hamilton (Life Enriching Communities Obligated Group), 5.00% due 1/1/2030	750,000	797,548
	County of Lake GO, 3.75% due 9/16/2026	760,000	767,286
	Northeast Ohio Medical University (BAM), 5.00% due 12/1/2029	260,000	284,549
	Ohio Air Quality Development Authority (American Electric Power Co., Inc.) AMT, Series A, 3.75% due 1/1/2029	1,000,000	1,003,157
	OKLAHOMA — 2.7%
	Canadian County Educational Facilities Authority (Mustang Public Schools Project) ISD, 5.00% due 9/1/2027	1,000,000	1,018,373
	Cushing Educational Facilities Authority (Payne County No. 67 Cushing) ISD, 5.00% due 9/1/2028	500,000	528,947
	Muskogee Industrial Trust (Muskogee County No. 20) ISD, 5.00% due 9/1/2027	475,000	490,291
	Oklahoma County Finance Authority (Oklahoma County ISD No. 41 Western Heights), 5.00% due 9/1/2030	1,000,000	1,059,707
	PENNSYLVANIA — 4.2%
[a]	Montgomery County (Constellation Energy Generation LLC) IDA, Series A, 4.10% due 4/1/2053 (put 4/3/2028)	1,220,000	1,251,371
	Northeastern Pennsylvania Hospital & Education Authority (King’s College), 5.00% due 5/1/2026	485,000	488,872
	Pennsylvania (UPMC Obligated Group) EDFA, 5.00% due 3/15/2026	220,000	222,157
[a]	Pennsylvania (Waste Management Obligated Group; Guaranty: Waste Management, Inc.) EDFA AMT, 4.25% due 7/1/2041 (put 7/1/2027)	740,000	753,263

See notes to financial statements.	Annual Financial Statements | 213

Schedule of Investments, Continued

Thornburg Short Duration Municipal Fund | September 30, 2025

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE
[a]	Pennsylvania (Waste Management, Inc.; Guaranty: Waste Management Holdings) EDFA AMT, Series A, 3.875% due 8/1/2037 (put 8/3/2026)	$1,500,000	$1,505,875
[a]	Pennsylvania Housing Finance Agency (Cambridge Community Partners LP) (HUD), Series B, 5.00% due 11/1/2026 (put 11/1/2025)	500,000	500,835
	SOUTH CAROLINA — 0.9%
[a]	South Carolina Jobs-EDA (Guaranty: International Paper Co.) AMT, Series A, 4.00% due 4/1/2033 (put 4/1/2026)	1,000,000	1,001,783
	TENNESSEE — 4.6%
[a]	Knox County Health Educational & Housing Facility Board (Gleason Partners LP) (HUD), 3.95% due 12/1/2027 (put 12/1/2025)	2,000,000	2,002,520
	Shelby County Health Educational & Housing Facility Board (Methodist Le Bonheur Healthcare) (AG), Series A, 5.00% due 6/1/2030	1,000,000	1,085,577
[a]	Tennergy Corp. (Guaranty: Royal Bank of Canada), Series A, 5.00% due 10/1/2054 (put 12/1/2029)	2,040,000	2,161,682
	TEXAS — 15.6%
[a]	Boerne School District (PSF-GTD) ISD GO, 3.125% due 2/1/2053 (put 2/1/2027)	980,000	985,095
[a]	Capital Area Housing Finance Corp. (LDG Redwood LP), 3.65% due 1/1/2041 (put 1/1/2026)	1,000,000	1,000,300
[a]	Central Texas Turnpike System, Series B, 5.00% due 8/15/2042 (put 8/15/2030)	105,000	113,208
[a]	City of Dallas Housing Finance Corp. (Ash Creek Housing LLC) (FHA), 5.00% due 7/1/2026 (put 12/1/2025)	500,000	501,191
	City of Georgetown Utility System Revenue (BAM), 5.00% due 8/15/2026	400,000	408,758
[a]	Dickinson (PSF-GTD) ISD GO, 3.10% due 8/1/2037 (put 8/2/2027)	825,000	827,118
[a]	Fort Bend (PSF-GTD) ISD GO, Series B, 3.80% due 8/1/2055 (put 8/1/2028)	750,000	769,693
	Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center Central Heating & Cooling Services Corp.), 5.00% due 11/15/2029	325,000	339,228
	Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center), Series A, 5.00% due 5/15/2027	2,000,000	2,077,496
	Hays Consolidated (PSF-GTD) ISD GO, 5.00% due 8/15/2027 (pre-refunded 8/15/2026)	385,000	393,552
[a]	Houston Housing Finance Corp. (Cordova Apartments), 3.65% due 2/1/2048 (put 2/1/2028)	1,000,000	1,012,333
	Main Street Market Square Redevelopment Authority (Houston Reinvestment Zone No. 3) (BAM), 5.00% due 9/1/2030	1,000,000	1,001,593
[a]	North East (PSF-GTD) ISD GO, 3.75% due 8/1/2049 (put 8/1/2027)	960,000	976,123
[a]	Northside (PSF-GTD) ISD GO, Series B, 3.45% due 8/1/2054 (put 8/1/2027)	990,000	1,004,634
	Texas Municipal Gas Acquisition & Supply Corp. III (Guaranty: Macquarie Group Ltd.), 5.00% due 12/15/2025 - 12/15/2029	2,125,000	2,207,205
[a]	Texas State Affordable Housing Corp. (AHFC-FC Norman Housing LP), 3.625% due 1/1/2045 (put 1/1/2027)	1,000,000	1,006,318
[a]	Texas State Affordable Housing Corp. (Eden Court Senior Housing LP) (HUD), 5.00% due 4/1/2043 (put 4/1/2026)	1,000,000	1,001,213
[a]	Travis County Housing Finance Corp. (Austin Gateway Apartments LP), 4.125% due 6/1/2045 (put 6/1/2027)	2,120,000	2,124,227
	UTAH — 0.5%
[a]	Utah Housing Corp. (Liberty Corner Associates LLC), 3.00% due 9/1/2045 (put 9/1/2029)	590,000	586,806
	VIRGINIA — 2.6%
[a]	Halifax County (Virginia Electric & Power Co.) IDA, Series A, 3.80% due 12/1/2041 (put 5/28/2027)	1,610,000	1,634,810
[a]	Harrisonburg Redevelopment & Housing Authority (John Early Seniors Housing LP) (FHA), 4.00% due 12/1/2027 (put 12/1/2025)	910,000	910,593
	Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group), Series A, 5.00% due 1/1/2027	400,000	410,720
	WASHINGTON — 1.3%
[a]	Washington State Housing Finance Commission (Ardea Twg LLLP), 5.00% due 12/1/2043 (put 2/1/2027)	1,000,000	1,010,704
[b,c]	Washington State Housing Finance Commission (Josephine Caring Community Obligated Group), Series B-1, 4.50% due 7/1/2031	500,000	498,761
	WEST VIRGINIA — 0.5%
[a]	West Virginia (Appalachian Power Co.) EDA AMT, Series A, 3.30% due 1/1/2041 (put 9/1/2028)	600,000	596,313
	WISCONSIN — 2.9%
	Peshtigo School District, 4.75% due 3/1/2027	975,000	976,400
	Public Finance Authority (Renown Regional Medical Center), Series A, 5.00% due 6/1/2027	350,000	362,835
	Public Finance Authority (United Methodist Retirement Homes, Inc. Obligated Group), Series A, 4.00% due 10/1/2025 - 10/1/2026	590,000	593,273
[a]	Wisconsin Housing & EDA (Flats at Bishops Woods LP), Series F, 5.00% due 12/1/2027 (put 12/1/2026)	350,000	358,693
[a]	Wisconsin Housing & EDA Housing Revenue (HUD), Series E, 3.875% due 11/1/2054 (put 5/1/2027)	970,000	970,501
	TOTAL LONG-TERM MUNICIPAL BONDS — 99.9% (Cost $112,553,001)		113,595,550

	SHORT-TERM INVESTMENTS — 0.6%
	MUNICIPAL BONDS — 0.5%
	MISSOURI — 0.5%
[a]	Health & Educational Facilities Authority of the State of Missouri (St. Louis University; LOC Barclays Bank plc), Series B-1 3.65% due 10/1/2035 (put 10/1/2025)	535,000	535,000
	TOTAL MUNICIPAL BONDS — 0.5% (Cost $535,000)		535,000

	MUTUAL FUND — 0.1%
[d]	State Street Institutional Treasury Money Market Fund, Premier Class, 4.06%	130,236	130,236
	TOTAL MUTUAL FUND — 0.1% (Cost $130,236)		130,236
	TOTAL SHORT-TERM INVESTMENTS — 0.6% (Cost $665,236)		665,236

214 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Short Duration Municipal Fund | September 30, 2025

	SHARES/PRINCIPAL
ISSUER-DESCRIPTION	AMOUNT	VALUE
TOTAL INVESTMENTS — 100.5% (Cost $113,218,237)		$114,260,786
LIABILITIES NET OF OTHER ASSETS — (0.5)%		(609,291)
NET ASSETS — 100.0%		$113,651,495

Footnote Legend

a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on September 30, 2025.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025, the aggregate value of these securities in the Fund’s portfolio was $4,831,390, representing 4.25% of the Fund’s net assets.
c	When-issued security.
d	Rate represents the money market fund annualized seven-day yield at September 30, 2025.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AG	Insured by Assured Guaranty, Inc.	HUD	Insured by Housing and Urban Development
AMT	Alternative Minimum Tax	IDA	Industrial Development Authority/Agency
BAM	Insured by Build America Mutual Insurance Co.	IDB	Industrial Development Board
DFA	Development Finance Authority/Agency	ISD	Independent School District
EDA	Economic Development Authority	LOC	Letter of Credit
EDFA	Economic Development Financing Authority	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap
ETM	Escrowed to Maturity		Index
FHA	Insured by Federal Housing Administration	NPFG	Insured by National Public Finance Guarantee Corp.
GNMA	Collateralized by Government National Mortgage Association	PSF-GTD	Guaranteed by Permanent School Fund
GO	General Obligation	SOFR	Secured Overnight Financing Rate
HFA	Health Facilities Authority	SONYMA	State of New York Mortgage Agency
HFFA	Health Facilities Financing Authority	SPA	Stand-by Purchase Agreement

See notes to financial statements.	Annual Financial Statements | 215

Schedule of Investments

Thornburg Limited Term Municipal Fund | September 30, 2025

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE
	LONG-TERM MUNICIPAL BONDS — 96.2%
	ALABAMA — 3.9%
	Alabama Special Care Facilities Financing Authority-Birmingham (Children’s Hospital of Alabama Obligated Group),
	4.00% due 6/1/2032	$905,000	$905,525
	5.00% due 6/1/2033	3,470,000	3,476,305
	Alabama State University (AG), 5.00% due 9/1/2035	600,000	675,535
[a]	Black Belt Energy Gas District (Guaranty: Canadian Imperial Bank), Series E, 5.00% due 5/1/2053 (put 6/1/2028)	1,750,000	1,830,173
[a]	Black Belt Energy Gas District (Guaranty: Goldman Sachs Group, Inc.), Series F, 5.50% due 11/1/2053 (put 12/1/2028)	4,825,000	5,146,031
[a]	Black Belt Energy Gas District (Guaranty: Morgan Stanley Group), Series C-1, 5.25% due 2/1/2053 (put 6/1/2029)	13,240,000	14,049,917
	Black Belt Energy Gas District (Guaranty: Royal Bank of Canada),
	Series B,
	5.00% due 12/1/2030	1,750,000	1,880,433
[a]	5.25% due 12/1/2053 (put 12/1/2030)	4,000,000	4,337,728
[a]	Series D1, 4.00% due 7/1/2052 (put 6/1/2027)	14,500,000	14,733,696
[a]	Chatom (PowerSouth Energy Cooperative; SPA National Rural Utilities Cooperative Finance) IDB, Series A, 3.375% due 8/1/2037 (put 2/2/2026)	4,000,000	4,049,748
[a]	City of Mobile Alabama (Alabama Power Co.) IDB, Series C, 3.78% due 6/1/2034 (put 6/16/2026)	2,000,000	2,009,412
	County of Jefferson, 5.00% due 9/15/2032 - 9/15/2035	7,375,000	7,577,879
[a]	Energy Southeast A Cooperative District (Guaranty: Morgan Stanley Group), Series B-1, 5.75% due 4/1/2054 (put 11/1/2031)	7,000,000	7,823,676
	Homewood Educational Building Authority (CHF - Horizons I LLC), Series A, 5.25% due 10/1/2034	260,000	282,466
	Jacksonville Public Educational Building Authority (Jacksonville State University) (BAM), Series A, 5.00% due 8/1/2033 - 8/1/2035	3,150,000	3,526,763
[a]	Southeast Energy Authority A Cooperative District (Guaranty: Goldman Sachs Groups, Inc.), Series B-1, 5.00% due 5/1/2053 (put 8/1/2028)	5,000,000	5,250,600
[a]	Southeast Energy Authority A Cooperative District (Guaranty: Morgan Stanley Group), Series A-1, 5.50% due 1/1/2053 (put 12/1/2029)	3,500,000	3,797,986
	UAB Medicine Finance Authority (UAB Medicine Obligated Group),
	Series B, 5.00% due 9/1/2035	1,000,000	1,067,048
	Series B2, 5.00% due 9/1/2030	560,000	575,387
	ARIZONA — 1.8%
[a]	Arizona (Banner Health Obligated Group) HFA, Series B, 3.14% (MUNIPSA + 0.25%) due 1/1/2046 (pre-refunded 11/4/2025)	630,000	629,949
[a]	Arizona (Ironwood Ranch Apartments LP) IDA, 5.00% due 2/1/2058 (put 9/1/2026)	3,200,000	3,253,958
[a]	Arizona (TWG Glendale LP) IDA, 5.00% due 3/1/2045 (put 9/1/2026)	1,215,000	1,230,178
	Arizona HFA,
	Series B,
[a]	3.14% (MUNIPSA + 0.25%) due 1/1/2046 (pre-refunded 11/4/2025)	130,000	129,718
[a]	3.14% (MUNIPSA + 0.25%) due 1/1/2046 (put 11/4/2026)	3,240,000	3,237,146
[a]	Chandler (Intel Corp.) IDA, 3.80% due 12/1/2035 (put 6/15/2028)	7,500,000	7,606,552
[a]	Chandler (Intel Corp.) IDA AMT, 4.00% due 6/1/2049 (put 6/1/2029)	4,840,000	4,909,241
	County of Pima (TMC HealthCare Obligated Group) IDA, Series A, 4.00% due 4/1/2035	485,000	493,215
	Maricopa County (Banner Health Obligated Group) IDA,
	Series A, 5.00% due 1/1/2031 - 1/1/2035	3,190,000	3,262,151
[a]	Series A-3, 5.00% due 1/1/2053 (put 11/1/2030)	12,960,000	14,187,144
	CALIFORNIA — 5.6%
[a]	Bay Area Toll Authority (San Francisco Bay Area Toll Bridge), Series E, 3.30% (MUNIPSA + 0.41%) due 4/1/2056 (put 4/1/2028)	4,000,000	3,976,816
	California (PIH Health, Inc. Obligated Group) HFFA, Series A, 5.00% due 6/1/2028 - 6/1/2030	2,950,000	3,202,022
	California (Providence St. Joseph Health Obligated Group) HFFA,
	Series A, 4.00% due 10/1/2034	1,575,000	1,583,127
[a]	Series B, 5.00% due 10/1/2039 (put 10/1/2027)	1,000,000	1,038,651
[a]	Series C, 5.25% due 10/1/2050 (put 10/1/2035)	2,170,000	2,453,385
[a]	California Community Choice Financing Authority (Guaranty: American General Life) (Green Bond), Series C, 5.00% due 12/1/2055 (put 10/1/2033)	4,500,000	4,824,117
[a]	California Community Choice Financing Authority (Guaranty: Deutsche Bank AG) (Green Bond), Series C, 5.25% due 1/1/2054 (put 10/1/2031)	16,955,000	17,990,967
	California Community Choice Financing Authority (Guaranty: Morgan Stanley Group) (Green Bond),
[a]	Series B-1, 4.00% due 2/1/2052 (put 8/1/2031)	13,175,000	13,477,221
[a]	Series E-1, 5.00% due 2/1/2054 (put 3/1/2031)	9,980,000	10,729,777
	California Municipal Finance Authority (Alexander Napa LP) (FNMA), Series A, 3.60% due 11/1/2034	2,000,000	2,001,078
	California Municipal Finance Authority (Biola University), 5.00% due 10/1/2025	300,000	300,016
	California Municipal Finance Authority (CHF-Davis II LLC) (BAM), 5.00% due 5/15/2028	2,905,000	3,064,627
	California Municipal Finance Authority (Waste Management, Inc.; Guaranty: Waste Management Holdings) AMT,
	Series A,
[a]	3.80% due 10/1/2045 - 11/1/2046 (put 12/1/2025)	3,750,000	3,750,000
[a]	4.25% due 12/1/2044 (put 12/1/2025)	5,000,000	5,002,228
[a]	Series B, 3.85% due 11/1/2041 (put 6/1/2026)	1,000,000	1,000,016

216 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Limited Term Municipal Fund | September 30, 2025

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE
	California Statewide Communities Development Authority (CHF-Irvine LLC), Series A, 5.00% due 5/15/2027	$500,000	$516,295
	City of Los Angeles Department of Airports (Green Bond) AMT, Series A, 5.00% due 5/15/2034 - 5/15/2035	6,000,000	6,760,521
	City of Los Angeles Department of Airports AMT,
	Series A, 5.00% due 5/15/2035	2,850,000	3,037,742
	Series C, 5.00% due 5/15/2034	1,225,000	1,260,574
	Series D, 5.00% due 5/15/2035	2,000,000	2,078,650
[a]	Los Angeles County Development Authority (2111 Firestone LP) (HUD), Series E, 5.00% due 7/1/2043 (put 7/1/2026)	2,450,000	2,477,050
	Los Angeles Department of Water & Power, Series B, 5.00% due 7/1/2033	1,050,000	1,073,164
	Oakland (County of Alameda Educational Facilities) (AG) USD GO, Series A, 4.00% due 8/1/2035	1,500,000	1,520,548
	Riverside County Public Financing Authority (Redevelopment Project Area No. 1) (AG), Series A, 5.00% due 10/1/2033 - 10/1/2034	1,600,000	1,859,935
	San Diego County Regional Airport Authority AMT, Series B, 5.00% due 7/1/2028	1,000,000	1,034,887
	San Francisco City & County Airport Comm-San Francisco International Airport AMT, Series A, 5.00% due 5/1/2034 - 5/1/2035	10,750,000	12,048,076
	Santa Clara County Financing Authority, Series Q, 4.00% due 5/15/2032	1,000,000	1,000,417
	Santa Margarita Water District (Talega Community Facilities), Series A, 5.00% due 9/1/2027	350,000	362,978
	Semitropic Water Storage Improvement District (Irrigation Water System) (AG), Series A, 5.00% due 12/1/2025	1,110,000	1,114,868
	State of California GO,
	4.00% due 8/1/2033 - 9/1/2034	3,500,000	3,529,469
	5.00% due 8/1/2035 - 11/1/2035	4,000,000	4,115,418
	Tustin (Community Facilities) (BAM) USD, Series A, 5.00% due 9/1/2033	1,500,000	1,502,967
	University of California, Series AV, 5.00% due 5/15/2035	1,000,000	1,033,826
	COLORADO — 2.7%
[a]	Adams County Housing Authority (647 Oat LLLP), 4.50% due 5/1/2042 (put 5/1/2026)	3,500,000	3,506,352
	Boulder Valley School District No. Re-2 Boulder (State Aid Withholding) GO, Series A, 5.00% due 12/1/2035	1,500,000	1,544,138
	City & County of Denver Airport System Revenue AMT,
	Series A 5.00% due 12/1/2034	785,000	816,463
	Series A,
	4.00% due 12/1/2033	3,500,000	3,539,273
	5.00% due 12/1/2035	2,500,000	2,592,905
	Colorado (AdventHealth Obligated Group) HFA,
[a]	Series A, 5.00% due 11/15/2059 (put 11/15/2031)	2,750,000	3,096,756
[a]	Series B, 5.00% due 11/15/2049 (put 11/19/2026)	7,000,000	7,156,919
[a]	Colorado (Adventhealth Obligation Group) HFA, Series A-2, 5.00% due 11/15/2057 (put 11/15/2033)	3,260,000	3,652,657
	Colorado (CommonSpirit Health Obligated Group) HFA,
	5.00% due 11/1/2029 - 11/1/2032	4,550,000	5,043,617
	Series A, 5.00% due 12/1/2034	4,000,000	4,473,992
	Series A-2, 5.00% due 8/1/2031	850,000	915,725
[a]	Series B-2, 5.00% due 8/1/2049 (put 8/1/2026)	5,475,000	5,523,859
[a]	Colorado (Intermountain Healthcare Obligated Group) HFA, Series B, 5.00% due 5/15/2062 (put 8/17/2026)	1,590,000	1,619,242
	Denver Convention Center Hotel Authority, 5.00% due 12/1/2028	1,000,000	1,017,591
	Regional Transportation District (Denver Transit Partners LLC), Series A, 5.00% due 1/15/2030 - 7/15/2032	2,690,000	2,897,398
	STC Metropolitan District No. 2 (AG) GO, Series A, 5.00% due 12/1/2033 - 12/1/2035	10,505,000	11,523,048
	CONNECTICUT — 2.5%
	City of New Haven (AG) GO, Series B, 5.00% due 2/1/2028 - 2/1/2030	1,470,000	1,583,210
	City of New Haven (BAM) GO, 5.00% due 8/1/2032 - 8/1/2033	1,100,000	1,250,665
	Connecticut Housing Finance Authority (Green Bond),
[a]	Series D2, 3.85% due 11/15/2064 (put 5/15/2027)	8,500,000	8,505,933
	Series F-1,
	3.95% due 5/15/2034	2,460,000	2,504,319
	4.05% due 5/15/2035	2,710,000	2,753,867
	New Canaan Housing Authority (HANC Lakeview LLC) (FNMA), Series A, 4.00% due 12/1/2034	5,508,000	5,594,944
	State of Connecticut (Various Capital Projects) GO, Series B, 5.00% due 5/15/2027	8,615,000	8,737,600
	State of Connecticut GO,
	Series A, 5.00% due 4/15/2029	1,100,000	1,137,124
	Series C, 5.00% due 6/15/2027	4,860,000	5,063,002
	Series D, 4.00% due 8/15/2029	2,325,000	2,347,857
	Series F, 5.00% due 11/15/2031	2,500,000	2,505,287
	State of Connecticut Special Tax Revenue (Transportation Infrastructure Purposes), Series A, 5.00% due 8/1/2033	705,000	705,921
	State of Connecticut Special Tax Revenue (Transportation Infrastructure Purposes) (BAM), Series A, 5.00% due 9/1/2031	10,600,000	10,793,408
	DELAWARE — 0.3%
	Delaware State (Beebe Medical Center, Inc.) HFA, 5.00% due 6/1/2031 - 6/1/2034	3,400,000	3,500,876
	Delaware State Housing Authority (FHLMC, FNMA, GNMA),
	Series B,
	4.00% due 7/1/2031	650,000	675,308

See notes to financial statements.	Annual Financial Statements | 217

Schedule of Investments, Continued

Thornburg Limited Term Municipal Fund | September 30, 2025

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE
	4.35% due 7/1/2034	$550,000	$575,998
	4.40% due 7/1/2035	1,040,000	1,082,600
	DISTRICT OF COLUMBIA — 0.9%
[a]	District of Columbia Housing Finance Agency (Barry Farm Building 1A LLC), 5.00% due 12/1/2028 (put 12/1/2027)	3,750,000	3,927,037
[a]	District of Columbia Housing Finance Agency (BCP II LLC), Series B, 5.00% due 3/1/2029 (put 2/1/2028)	2,000,000	2,081,964
[a]	District of Columbia Housing Finance Agency (ECD Edgewood Commons 5 LP) (FHA, HUD), 5.00% due 6/1/2027 (put 6/1/2026)	2,000,000	2,005,116
[a]	District of Columbia Housing Finance Agency (Wesley Hawaii LLC), 3.65% due 7/1/2028 (put 7/1/2027)	3,705,000	3,751,865
	Metropolitan Washington Airports Authority Aviation Revenue AMT,
	5.00% due 10/1/2034	2,000,000	2,045,964
	Series A, 5.00% due 10/1/2033 - 10/1/2035	5,105,000	5,607,940
	FLORIDA — 3.8%
	Alachua County (Oak Hammock at the University of Florida Obligated Group) HFA, Series B-1, 4.00% due 10/1/2030	735,000	739,120
[a]	Broward County Housing Finance Authority (Pinnacle 441 Phase 2 LLC), 4.05% due 9/1/2056 (put 3/1/2026)	2,150,000	2,160,505
	Broward County School Board COP, Series A, 5.00% due 7/1/2030	2,345,000	2,376,564
	Capital Trust Authority (Shands Teaching Hospital & Clinics Obligated Group) (AG), Series A, 5.00% due 12/1/2035	2,000,000	2,256,500
	City of Orlando (Senior Tourist Development) (AG), Series A, 5.00% due 11/1/2025	1,675,000	1,677,826
[b]	City of Venice (Southwest Florida Retirement Center, Inc. Obligated Group), Series B-1, 4.625% due 1/1/2030	750,000	750,332
	County of Broward Airport System Revenue AMT, Series A, 5.00% due 10/1/2032	1,500,000	1,583,996
	County of Broward Port Facilities Revenue AMT, Series B, 5.00% due 9/1/2034 - 9/1/2035	2,925,000	3,045,481
	County of Lee Airport Revenue, 5.00% due 10/1/2033	3,305,000	3,309,280
	County of Miami-Dade Aviation Revenue AMT, Series A, 5.00% due 10/1/2034 - 10/1/2035	10,195,000	11,286,119
	County of Miami-Dade Transit System, 4.00% due 7/1/2035	2,950,000	3,024,532
[a]	County of Okeechobee (Waste Management, Inc.), Series A, 3.80% due 7/1/2039 (put 7/2/2029)	4,000,000	3,952,292
	Duval County Public Schools (AG) COP, Series A, 5.00% due 7/1/2030 - 7/1/2033	3,640,000	3,999,783
	Florida Development Finance Corp. (Mater Academy Miami-Dade Osceola County Facilities Obligated Group), Series A, 5.00% due 6/15/2026
	- 6/15/2027	555,000	568,854
[a]	Florida Development Finance Corp. (Waste Management, Inc.) AMT, Series A, 3.40% due 9/1/2050 (put 9/1/2028)	1,500,000	1,490,415
[a]	Florida Housing Finance Corp. (Hermosa NFTM 41 II Ltd.), Series L, 3.50% due 7/1/2058 (put 7/1/2027)	1,000,000	1,010,266
[a]	Florida Housing Finance Corp. (Vineland Family Apartments Ltd.), Series E, 3.80% due 6/1/2042 (put 6/1/2027)	5,280,000	5,303,918
	JEA Electric System Revenue, Series III-B, 5.00% due 10/1/2031	2,110,000	2,198,090
	JEA Water & Sewer System Revenue, Series A, 4.00% due 10/1/2035	3,655,000	3,692,113
	Lee County (Shell Point Obligated Group) IDA, Series B-2, 4.375% due 11/15/2029	1,500,000	1,509,575
	Miami-Dade County (Nicklaus Children’s Hospital) HFA, 5.00% due 8/1/2035	1,020,000	1,053,131
[a]	Miami-Dade County (Waste Management, Inc.) IDA AMT, 4.25% due 11/1/2041 (put 11/3/2025)	2,500,000	2,500,215
	Miami-Dade County Transit System, 4.00% due 7/1/2034	3,425,000	3,452,266
	Orange County School Board COP, Series C, 5.00% due 8/1/2033 (pre-refunded 8/1/2026)	2,000,000	2,042,400
	Palm Beach County (Jupiter Medical Center Obligated Group) HFA,
	5.00% due 11/1/2033 - 11/1/2036	4,255,000	4,641,239
	Series A, 5.00% due 11/1/2028 - 11/1/2031	1,415,000	1,521,458
[a]	Polk County Housing Finance Authority (Episcopal Catholic Apartments Owner LLLP) (HUD), 4.15% due 12/1/2040 (put 6/1/2026)	2,000,000	2,017,766
	School Board of Miami-Dade County COP, Series C, 5.00% due 2/1/2033	5,220,000	5,247,462
	Southeast Overtown Park West Community Redevelopment Agency (AG), Series A, 5.00% due 3/1/2036	2,300,000	2,544,166
	Town of Davie (Nova Southeastern University, Inc.), 5.00% due 4/1/2032	400,000	418,226
	Volusia County School Board (BAM) COP, Series A, 5.00% due 8/1/2032	950,000	955,883
	GEORGIA — 9.0%
[a]	Bartow County Development Authority (Georgia Power Co.), 3.95% due 12/1/2032 (put 3/8/2028)	3,060,000	3,131,665
	City of Atlanta (Airport Passenger Facility) (Green Bond) AMT, Series D, 4.00% due 7/1/2035 - 7/1/2036	7,500,000	7,496,797
	City of Atlanta Department of Aviation (Green Bond) AMT, Series B-1, 5.00% due 7/1/2036	1,000,000	1,091,334
	Development Authority of Burke County (Georgia Power Co.),
[a]	Series 1994, 3.80% due 10/1/2032 (put 5/21/2026)	2,100,000	2,107,411
	Series 1995, 2.20% due 10/1/2032	1,225,000	1,074,618
[a]	Development Authority of Burke County (Oglethorpe Power Corp.), Series A, 3.60% due 1/1/2040 (put 2/1/2030)	2,000,000	2,044,422
[a]	Development Authority of Monroe County (Georgia Power Co.), Series 1, 3.875% due 6/1/2042 (put 3/6/2026)	2,075,000	2,080,733
	Forsyth County School District GO, 5.00% due 2/1/2035	1,000,000	1,046,796
	Main Street Natural Gas, Inc. (Guaranty: Citigroup, Inc.),
[a]	Series A, 4.00% due 9/1/2052 (put 12/1/2029)	29,500,000	30,053,538
[a]	Series B, 5.00% due 12/1/2055 (put 12/1/2035)	11,500,000	12,446,289
[a]	Series C, 4.00% due 5/1/2052 (put 12/1/2028)	5,160,000	5,236,647
[a]	Series D, 5.00% due 5/1/2054 (put 12/1/2030)	44,530,000	47,577,678
	Main Street Natural Gas, Inc. (Guaranty: Macquarie Group Ltd.), Series A, 5.00% due 5/15/2028	2,350,000	2,470,000
	Main Street Natural Gas, Inc. (Guaranty: Royal Bank of Canada),
[a]	Series A, 4.00% due 7/1/2052 (put 9/1/2027)	12,645,000	12,891,489

218 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Limited Term Municipal Fund | September 30, 2025

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE
	Series B,
[a]	5.00% due 7/1/2053 (put 3/1/2030)	$26,675,000	$28,692,804
[a]	5.00% due 12/1/2054 (put 3/1/2032)	5,000,000	5,416,025
[a]	Series C, 5.00% due 9/1/2053 (put 9/1/2030)	1,500,000	1,609,854
[a]	Series E-1, 5.00% due 12/1/2053 (put 6/1/2031)	25,250,000	27,248,386
[a]	Savannah (International Paper Co.) EDA, Series A, 3.45% due 11/1/2033 (put 10/1/2031)	830,000	831,471
	State of Georgia GO, Series A, 4.00% due 2/1/2033	500,000	500,450
	HAWAII — 0.0%
[a]	City & County of Honolulu (Komohale Maunakea Venture LP) (HUD), 5.00% due 6/1/2027 (put 6/1/2026)	1,000,000	1,012,921
	IDAHO — 0.1%
	Idaho Housing & Finance Association (FHLMC, FNMA, GNMA), Series C, 4.45% due 1/1/2036	2,155,000	2,222,687
	ILLINOIS — 8.5%
	Boone McHenry & Dekalb Counties Community Unit School District 100 (AG) GO, Series A, 5.00% due 1/1/2032 - 1/1/2035	2,370,000	2,671,272
	Chicago Midway International Airport AMT, Series A, 4.00% due 1/1/2033	3,500,000	3,500,262
	Chicago O’Hare International Airport (2017 Airport Projects), Series B, 5.00% due 1/1/2034	2,000,000	2,043,102
	Chicago O’Hare International Airport AMT, Series C, 5.00% due 1/1/2027	1,500,000	1,538,049
	Chicago Park District GO,
	Series A, 5.00% due 1/1/2033	935,000	1,055,339
	Series C, 4.00% due 1/1/2036	1,000,000	1,004,414
	City of Chicago (Chicago O’Hare International Airport Customer Facility Charge Revenue) (BAM), 5.00% due 1/1/2031	1,000,000	1,097,626
	City of Chicago (Chicago O’Hare International Airport), Series C, 5.00% due 1/1/2031	500,000	502,256
	City of Chicago (Wastewater Transmission System) (AG), Series B, 5.00% due 1/1/2034	1,375,000	1,401,485
	City of Chicago (Water System), 5.00% due 11/1/2027	1,250,000	1,279,378
	City of Chicago GO, Series B, 5.00% due 1/1/2035	2,145,000	2,268,664
	City of Chicago Wastewater Transmission Revenue, Series B, 5.00% due 1/1/2033	2,710,000	2,764,653
	City of Chicago Waterworks Revenue,
	5.00% due 11/1/2028	1,250,000	1,279,123
	Series A-1, 5.00% due 11/1/2030	1,495,000	1,523,916
	City of Joliet (Rock Run Crossing Project) (BAM) GO, 5.00% due 12/15/2032	1,000,000	1,121,004
	Illinois (FHLMC, FNMA, GNMA) HDA (Green Bond),
	Series K,
	4.60% due 4/1/2031	1,700,000	1,823,896
	4.65% due 10/1/2031	1,700,000	1,829,280
	4.70% due 4/1/2032	1,980,000	2,137,289
	4.75% due 10/1/2032	1,650,000	1,786,013
	4.80% due 4/1/2033	1,000,000	1,082,415
[a]	Illinois (South Shore HHDC LIHTC LLC) (HUD) HDA, 5.00% due 2/1/2027 (put 2/1/2026)	1,000,000	1,005,457
[a]	Illinois (Waste Management, Inc.; Guaranty: Waste Management Holdings) DFA AMT, Series A, 4.25% due 11/1/2044 (put 11/3/2025)	6,750,000	6,775,906
[a]	Illinois Finance Authority, Series 2020-REMK, 3.875% due 5/1/2040 (put 9/1/2028)	2,500,000	2,486,312
	Illinois Finance Authority (Ascension Health Credit Group),
	Series C,
	5.00% due 2/15/2029 - 2/15/2033	1,695,000	1,736,427
	5.00% due 2/15/2033 (pre-refunded 2/15/2027)	205,000	212,174
[a]	Illinois Finance Authority (Carle Foundation Obligated Group), Series B, 5.00% due 8/15/2053 (put 8/15/2031)	525,000	570,579
	Illinois Finance Authority (Northwestern Memorial Healthcare Obligated Group), Series A, 5.00% due 7/15/2032	800,000	890,737
	Illinois Finance Authority (Peoples Gas Light & Coke Co.), 3.90% due 3/1/2030	5,000,000	5,004,495
	Illinois Finance Authority (Rush Obligated Group),
	Series A, 5.00% due 11/15/2029 - 11/15/2034	2,275,000	2,276,298
	Series B, 5.00% due 11/15/2033	805,000	805,495
	Illinois Finance Authority (Southern Illinois Healthcare), 5.00% due 3/1/2032 - 3/1/2034	700,000	714,688
	Illinois State Toll Highway Authority,
	Series A, 5.00% due 12/1/2031	3,000,000	3,012,852
	Series B, 5.00% due 1/1/2031 - 1/1/2033	1,950,000	1,958,420
	Series C, 5.00% due 1/1/2029	1,500,000	1,502,516
	Illinois State University (AG) COP, 5.00% due 4/1/2034	2,050,000	2,339,952
	Madison-Macoupin Etc Counties Community College District No. 536 (AG) GO, Series A, 5.00% due 11/1/2032	1,620,000	1,648,379
	Marshall Putnam & Bureau Counties Community Unit School District No. 5 Henry (BAM) GO, 5.00% due 12/1/2033 - 12/1/2035	685,000	768,220
	Metropolitan Pier & Exposition Authority, Series A, 5.00% due 12/15/2027 - 12/15/2028	6,000,000	6,273,042
	Metropolitan Water Reclamation District of Greater Chicago GO, Series B, 5.00% due 12/1/2031	775,000	793,180
	Peoria Tazewell Etc Counties Community College District No. 514 GO, Series B, 6.25% due 12/1/2027 - 12/1/2028	5,000,000	5,484,460
	Rock Island County School District No. 41 Milan (AG) GO, Series A, 5.00% due 1/1/2033 - 1/1/2034	555,000	625,471
	Sales Tax Securitization Corp.,
	Series A, 5.00% due 1/1/2028 - 1/1/2029	6,445,000	6,760,715

See notes to financial statements.	Annual Financial Statements | 219

Schedule of Investments, Continued

Thornburg Limited Term Municipal Fund | September 30, 2025

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE
	Series C, 5.25% due 1/1/2035	$3,000,000	$3,194,979
	Sangamon County School District No. 186 Springfield (AG) GO,
	4.00% due 2/1/2035	2,160,000	2,253,725
	Series B, 5.00% due 2/1/2030	1,570,000	1,719,580
	Southern Illinois University (BAM), Series A, 5.00% due 4/1/2028 - 4/1/2032	3,575,000	3,929,669
	Southwestern Illinois Community College District No. 522 GO, Series D, 5.00% due 12/1/2035	1,500,000	1,689,010
	State of Illinois GO,
	4.00% due 6/1/2032 - 6/1/2033	3,400,000	3,412,997
	5.00% due 11/1/2034	1,500,000	1,521,603
	5.50% due 5/1/2030	1,050,000	1,135,981
	Series A, 5.00% due 3/1/2031 - 3/1/2032	8,170,000	9,035,529
	Series B,
	4.00% due 10/1/2033 - 11/1/2034	5,430,000	5,522,377
	5.00% due 3/1/2029 - 12/1/2032	2,500,000	2,737,722
	Series D, 5.00% due 11/1/2027 - 11/1/2028	35,470,000	37,028,309
	State of Illinois Sales Tax Revenue, Series B, 5.00% due 6/15/2026 - 6/15/2029	20,000,000	20,803,360
	State of Illinois Sales Tax Revenue (BAM), Series A, 5.00% due 6/15/2031	1,200,000	1,265,826
	State of Illinois Sales Tax Revenue (BAM, NPFG), Series 1st, 6.00% due 6/15/2026	235,000	240,581
	Yorkville-Bristol Sanitation District (BAM) (Green Bond) GO, 5.00% due 12/15/2033 - 12/15/2035	1,110,000	1,232,085
	INDIANA — 2.0%
	City of Indianapolis Department of Public Utilities Gas Utility Revenue, Series A, 5.00% due 8/15/2027	6,865,000	7,181,779
[a]	City of Rockport (Indiana Michigan Power Co.), Series A, 3.70% due 6/1/2047 (put 6/1/2029)	1,000,000	1,024,418
	Clark-Pleasant Community School Building Corp. (State Intercept), 5.00% due 7/15/2033	955,000	1,063,378
	Indiana Finance Authority (Indiana Department of Transportation), Series C, 5.00% due 6/1/2027	1,120,000	1,151,295
	Indiana Finance Authority (Indiana University Health, Inc. Obligated Group),
[a]	Series B-2, 5.00% due 10/1/2060 (put 7/1/2030)	13,395,000	14,624,701
[a]	Series D, 5.00% due 10/1/2057 (put 10/1/2035)	4,000,000	4,495,712
[a]	Indiana Finance Authority (Republic Services, Inc.) AMT, Series A, 3.80% due 5/1/2028 (put 12/1/2025)	1,000,000	1,000,000
	Indiana Finance Authority (Westminster Village Greenwood, Inc. Obligated Group), 4.125% due 5/15/2032	3,200,000	3,182,144
	Mount Vernon of Hancock County Multi-School Building Corp. (State Intercept), 5.00% due 1/15/2031	500,000	556,393
	Noblesville Redevelopment Authority, 5.00% due 1/15/2028	300,000	316,604
	Warsaw Community Schools (State Intercept) GO, 5.00% due 1/15/2026	1,970,000	1,982,472
	West Lafayette Redevelopment Authority (City of West Lafayette Redevelopment Commission), 5.00% due 2/1/2035 - 2/1/2036	4,970,000	5,526,821
	IOWA — 2.5%
	Clinton Community School District/IA Infrastructure Sales Services & Use Tax (AG), 5.00% due 7/1/2032 - 7/1/2033	3,050,000	3,417,313
	Iowa Finance Authority (Lifespace Communities, Inc. Obligated Group), Series A, 4.00% due 5/15/2029	1,000,000	1,012,953
	Iowa Finance Authority (Pella Regional Health Center Obligated Group), 5.00% due 12/1/2033 - 12/1/2035	1,910,000	2,104,062
[a]	PEFA, Inc. (Guaranty: Goldman Sachs Group, Inc.), 5.00% due 9/1/2049 (put 9/1/2026)	46,720,000	47,523,070
	KANSAS — 0.4%
[a]	City of Burlington (Evergy Metro, Inc.), 4.30% due 3/1/2045 (put 6/1/2026)	7,740,000	7,788,661
[a]	Kansas (Terrace Pointe LP) DFA, Series K-2, 5.00% due 9/1/2028 (put 9/1/2027)	1,000,000	1,039,728
	KENTUCKY — 2.9%
	County of Boone (Duke Energy Kentucky, Inc.), Series A, 3.70% due 8/1/2027	5,000,000	5,024,545
[a]	County of Owen (American Water/Kentucky-American Water Co. Obligated Group), 3.875% due 6/1/2040 (put 9/1/2028)	2,350,000	2,334,203
	Kentucky Public Energy Authority (Guaranty: Morgan Stanley Group),
	Series A-1,
[a]	4.00% due 8/1/2052 (put 8/1/2030)	18,690,000	19,131,383
[a]	5.25% due 4/1/2054 (put 2/1/2032)	11,000,000	11,969,408
	Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group),
	Series A, 5.00% due 10/1/2027 - 10/1/2033	7,220,000	7,345,952
[a]	Series C, 5.00% due 10/1/2047 (put 10/1/2026)	8,500,000	8,673,808
[a]	Series D, 5.00% due 10/1/2047 (put 10/1/2029)	6,575,000	7,080,762
	LOUISIANA — 0.7%
	City of Shreveport (AG) GO, Series A, 5.00% due 3/1/2031 - 3/1/2032	2,000,000	2,196,233
	City of Shreveport (Water & Sewer System) (BAM), Series C, 5.00% due 12/1/2029	1,500,000	1,589,583
	Lake Charles Harbor & Terminal District AMT, Series B, 5.00% due 1/1/2032 - 1/1/2035	2,270,000	2,510,847
[a]	Louisiana Offshore Terminal Authority (Loop LLC), Series A-R, 4.20% due 9/1/2033 (put 9/1/2028)	2,000,000	2,037,552
[b]	Louisiana Public Facilities Authority (Acadiana Renaissance Charter Academy), 5.00% due 6/15/2035	3,620,000	3,785,311
	Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group), Series A, 5.00% due 5/15/2031	875,000	946,776
[a]	State of Louisiana Gasoline & Fuels Tax Revenue, Series A, 3.412% (SOFR + 0.50%) due 5/1/2043 (put 5/1/2026)	2,885,000	2,879,094
	MAINE — 0.0%
	Maine Governmental Facilities Authority (State of Maine), Series A, 5.00% due 10/1/2035	500,000	573,310

220 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Limited Term Municipal Fund | September 30, 2025

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE
	MARYLAND — 0.6%
	County of Howard GO, Series A, 4.00% due 2/15/2033	$1,500,000	$1,524,818
	Maryland Department of Housing & Community Development (Green Bond), Series E, 4.35% due 3/1/2036	930,000	946,770
	Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center Obligated Group), 5.00% due 7/1/2035	3,750,000	4,211,047
	Maryland State Transportation Authority Passenger Facility Charge Revenue AMT, 4.00% due 6/1/2035	3,000,000	2,964,360
	State of Maryland Department of Transportation (Maryland Aviation Administration) (AG) AMT, Series A, 5.00% due 8/1/2034 - 8/1/2035	2,325,000	2,559,094
	MASSACHUSETTS — 0.5%
[a]	Massachusetts (Brandeis University) DFA, Series T, 5.00% due 10/1/2055 (put 10/1/2035)	2,800,000	3,174,270
	Massachusetts (CareGroup Healthcare System) DFA, Series I, 5.00% due 7/1/2027	1,900,000	1,929,914
[b]	Massachusetts (GingerCare Living, Inc. Obligated Group) DFA, Series B-2, 5.00% due 12/1/2029	2,000,000	1,972,368
	Massachusetts Port Authority AMT, Series A, 5.00% due 7/1/2035	1,500,000	1,577,853
	Massachusetts School Building Authority, Series D, 4.75% due 8/15/2032	2,700,000	2,702,886
	MICHIGAN — 1.3%
	City of Detroit GO, 5.00% due 4/1/2036	1,400,000	1,428,442
	Michigan Finance Authority (BHSH System Obligated Group), Series A, 5.00% due 4/15/2032	215,000	243,008
[a]	Michigan Finance Authority (Bronson Health Care Group Obligated Group), Series B, 5.00% due 11/15/2044 (put 11/16/2026)	1,730,000	1,753,658
	Michigan Finance Authority (Detroit Public Lighting Authority Utility Users Tax Revenue) (BAM), Series A, 5.00% due 7/1/2036	950,000	1,060,885
	Michigan Finance Authority (McLaren Health Care Corp. Obligated Group), Series A, 5.00% due 5/15/2032	1,000,000	1,001,063
	Michigan State (Green Bond) HDA,
	Series A,
	3.95% due 12/1/2033	1,585,000	1,627,132
	4.00% due 6/1/2034 - 12/1/2034	2,500,000	2,555,717
	4.10% due 6/1/2035	1,360,000	1,386,501
	4.125% due 12/1/2035	375,000	380,928
[a]	Michigan State Hospital Finance Authority (Corewell Health Obligated Group), Series B2, 5.00% due 8/15/2055 (put 6/1/2035)	5,000,000	5,560,675
[a]	Michigan Strategic Fund (Consumers Energy Co.) AMT, 3.35% due 10/1/2049 (put 10/1/2027)	2,500,000	2,480,598
	Michigan Strategic Fund (Waste Management of Michigan, Inc.; Guaranty: Waste Management, Inc.) AMT, 4.125% due 8/1/2027	4,300,000	4,341,095
	Wayne State University,
	Series A,
	4.00% due 11/15/2034	1,875,000	1,883,513
	5.00% due 11/15/2036	1,300,000	1,459,844
	MISSISSIPPI — 0.3%
	County of Warren (International Paper Co), Series A, 4.20% due 5/1/2034	2,000,000	2,057,284
	Mississippi Business Finance Corp. (Waste Management, Inc.) AMT, 4.25% due 3/1/2027	2,500,000	2,521,120
	Mississippi Home Corp. (FHLMC, FNMA, GNMA), Series A, 3.80% due 6/1/2033	1,315,000	1,335,259
	MISSOURI — 0.9%
[a]	Health & Educational Facilities Authority of the State of Missouri (BJC Healthcare Obligated Group), Series C, 5.00% due 4/1/2059 (put 4/1/2035)	4,000,000	4,589,648
	Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group), Series A, 5.00% due 2/1/2026 - 2/1/2027	1,235,000	1,252,115
	Health & Educational Facilities Authority of the State of Missouri (SSM Health Care Obligated Group), Series A, 5.00% due 6/1/2031	680,000	751,764
	Missouri Housing Development Commission (FHLMC, FNMA, GNMA),
	Series C,
	3.95% due 11/1/2033	1,500,000	1,534,206
	4.00% due 5/1/2034	1,435,000	1,465,198
	4.05% due 11/1/2034	630,000	642,254
	4.10% due 5/1/2035	1,645,000	1,675,031
	4.15% due 11/1/2035	1,525,000	1,550,745
	Series D, 4.40% due 5/1/2036	1,875,000	1,929,559
[a]	Missouri State Environmental Improvement & Energy Resources Authority (Evergy Metro, Inc.) AMT, 4.05% due 5/1/2038 (put 7/1/2030)	2,025,000	2,060,342
	Poplar Bluff R-I School District (AG) COP, 5.00% due 3/1/2031 - 3/1/2033	1,575,000	1,744,992
	MONTANA — 0.5%
	City of Forsyth (Avista Corp.), Series A, 3.875% due 10/1/2032	6,350,000	6,474,269
	City of Forsyth (NorthWestern Corp.), 3.875% due 7/1/2028	1,000,000	1,020,259
	Montana Facility Finance Authority (Billings Clinic Obligated Group), Series A, 4.00% due 8/15/2035	1,225,000	1,242,314
	Montana Facility Finance Authority (Intermountain Healthcare Obligated Group), Series A, 4.00% due 1/1/2036	1,595,000	1,615,882
	NEBRASKA — 1.1%
[a]	Central Plains Energy Project (Guaranty: Bank of Montreal), Series A, 5.00% due 5/1/2054 (put 11/1/2029)	11,500,000	12,172,520
[a]	Central Plains Energy Project (Guaranty: Goldman Sachs Group, Inc.), Series 1, 5.00% due 5/1/2053 (put 10/1/2029)	7,825,000	8,246,869
	Gretna Public Schools GO, Series B, 5.00% due 12/15/2027	3,000,000	3,013,956
	NEVADA — 0.8%
	Carson City (Carson Tahoe Regional Healthcare), Series A, 5.00% due 9/1/2027 - 9/1/2032	1,090,000	1,122,983

See notes to financial statements.	Annual Financial Statements | 221

Schedule of Investments, Continued

Thornburg Limited Term Municipal Fund | September 30, 2025

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE
	City of Las Vegas GO, Series C, 5.00% due 9/1/2031	$1,000,000	$1,007,422
	Clark County School District GO, Series A, 4.00% due 6/15/2034	2,500,000	2,535,650
[a]	County of Clark (Nevada Power Co.), 3.75% due 1/1/2036 (put 3/31/2026)	1,000,000	1,002,190
	County of Clark GO, Series C, 4.00% due 7/1/2032	1,985,000	2,068,592
[a]	County of Washoe (Sierra Pacific Power Co.) AMT, Series F, 4.125% due 3/1/2036 (put 10/1/2029)	2,000,000	2,014,008
	Reno-Tahoe Airport Authority AMT, Series A, 5.00% due 7/1/2033	1,125,000	1,221,020
	Truckee Meadows Water Authority, 5.00% due 7/1/2033 (pre-refunded 7/1/2026)	5,070,000	5,166,878
	NEW HAMPSHIRE — 0.3%
	New Hampshire Business Finance Authority (United Illuminating Co.), Series A, 4.50% due 10/1/2033	7,000,000	7,342,475
	NEW JERSEY — 3.9%
[a]	Camden County Improvement Authority (HUD), 5.00% due 3/1/2027 (put 3/1/2026)	3,200,000	3,223,939
	New Jersey (New Jersey Transit Corp.) EDA, Series A, 5.00% due 11/1/2029 - 11/1/2032	3,630,000	4,094,005
	New Jersey (School Facilities Construction) EDA, 5.00% due 6/15/2028	900,000	958,076
	New Jersey (State of New Jersey Department of the Treasury) EDA, Series DDD, 5.00% due 6/15/2033 (pre-refunded 6/15/2027)	1,500,000	1,565,354
	New Jersey Transportation Trust Fund Authority,
	Series 2014-BB-2, 5.00% due 6/15/2030	1,200,000	1,326,540
	Series A, 5.00% due 12/15/2032 - 6/15/2033	7,100,000	7,654,331
	Series BB1, 5.00% due 6/15/2033	1,425,000	1,513,592
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements), Series A-1, 5.00% due 6/15/2027	29,985,000	30,460,982
	New Jersey Transportation Trust Fund Authority (Transportation System),
	Series A, 5.00% due 12/15/2025 - 12/15/2034	26,665,000	28,359,374
	Series BB1, 5.00% due 6/15/2031	2,500,000	2,669,407
	New Jersey Turnpike Authority, Series G, 4.00% due 1/1/2033	2,500,000	2,565,520
	NEW MEXICO — 0.9%
	Albuquerque Bernalillo County Water Utility Authority, 5.00% due 7/1/2032	1,575,000	1,629,712
	Albuquerque Bernalillo County Water Utility Authority (2005 NMFA Loan & Joint Water & Sewer System Improvements), Series A, 5.00% due 7/1/2026	2,000,000	2,003,518
	Albuquerque Municipal School District No. 12 (State Aid Withholding) GO, Series 2017, 5.00% due 8/1/2026	550,000	561,653
	City of Albuquerque (City Infrastructure Improvements) GO, Series A, 5.00% due 7/1/2026	870,000	887,186
	City of Farmington (Public Service Co. of New Mexico),
[a]	Series A, 0.875% due 6/1/2040 (put 10/1/2026)	1,000,000	976,444
[a]	Series D, 3.90% due 6/1/2040 (put 6/1/2028)	2,000,000	2,033,362
	City of Santa Fe (El Castillo Retirement Residences Obligated Group), 4.50% due 5/15/2027	720,000	720,176
	City of Santa Fe (Public Facilities) GRT, 5.00% due 6/1/2029	950,000	951,649
	County of Sandoval GO, 5.00% due 8/1/2027	210,000	219,245
	Hobbs School District No. 16 (State Aid Withholding) ETM GO, 5.00% due 9/15/2030	245,000	274,445
	Hobbs School District No. 16 (State Aid Withholding) GO, 5.00% due 9/15/2028 - 9/15/2029	1,110,000	1,194,369
	New Mexico Finance Authority (Public Project Revolving Fund), Series A, 5.00% due 6/15/2031	1,000,000	1,001,531
	New Mexico Finance Authority (State of New Mexico Department of Transportation), Series A, 5.00% due 6/15/2026	1,500,000	1,526,602
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group),
	Series A,
	4.00% due 8/1/2035	1,190,000	1,194,633
	5.00% due 8/1/2032	1,000,000	1,072,390
	New Mexico Hospital Equipment Loan Council (San Juan Regional Medical Center, Inc.), 5.00% due 6/1/2031	690,000	740,525
	New Mexico Mortgage Finance Authority (FHLMC, FNMA, GNMA), Series A Class I, 3.95% due 3/1/2035 - 9/1/2035	715,000	705,318
	Regents of New Mexico State University (Campus Buildings Acquisition & Improvements), Series A, 5.00% due 4/1/2035	1,500,000	1,536,454
	Village of Los Ranchos de Albuquerque (Albuquerque Academy), 5.00% due 9/1/2029 - 9/1/2032	1,030,000	1,130,919
	NEW YORK — 5.6%
	City of New York GO,
	Series A-1, 5.00% due 9/1/2033	1,300,000	1,468,965
	Series B1, 5.00% due 10/1/2035	2,000,000	2,069,898
	Series C1, 5.00% due 8/1/2032	1,000,000	1,101,908
	Series G-1, 5.00% due 2/1/2035	1,250,000	1,441,580
	Hudson Yards Infrastructure Corp. (Hudson Yards Subway Station), Series A, 5.00% due 2/15/2035	1,350,000	1,386,368
	Long Island Power Authority, 5.00% due 9/1/2033	400,000	424,794
	Metropolitan Transportation Authority,
	Series B,
	4.00% due 11/15/2026	1,660,000	1,682,843
	5.00% due 11/15/2028	1,230,000	1,257,104
	Series C1,
	5.00% due 11/15/2027	1,070,000	1,072,203
	5.25% due 11/15/2028 - 11/15/2029	16,100,000	16,144,898

222 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Limited Term Municipal Fund | September 30, 2025

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE
	Series D-1, 5.00% due 11/15/2028 - 11/15/2029	$4,990,000	$5,002,290
	Series F, 5.00% due 11/15/2025	1,055,000	1,057,593
	Metropolitan Transportation Authority (Green Bond),
	Series A2, 5.00% due 11/15/2027	3,450,000	3,528,042
	Series B, 5.00% due 11/15/2025 - 11/15/2027	6,650,000	6,747,461
	Series C1, 5.00% due 11/15/2025 - 11/15/2026	4,840,000	4,913,512
	Metropolitan Transportation Authority Dedicated Tax Fund (Green Bond), Series B-2, 4.00% due 11/15/2034	500,000	502,519
[a]	Monroe County Industrial Development Corp. (Andrews Terrace Community Partners LP) (HUD), Series B-2, 5.00% due 7/1/2028 (put 7/1/2027)	4,000,000	4,164,196
[a]	New York City Housing Development Corp. (Green Bond), Series D, 4.30% due 11/1/2063 (put 11/1/2028)	2,250,000	2,299,541
	New York City Municipal Water Finance Authority (New York City Water & Sewer System), Series AA-2, 5.00% due 6/15/2029	4,495,000	4,732,808
	New York City Transitional Finance Authority Future Tax Secured Revenue,
	Series B-1, 5.00% due 8/1/2034	1,000,000	1,033,890
	Series F-1, 5.00% due 5/1/2030	3,705,000	3,829,384
	Series F-3, 4.00% due 2/1/2034	4,000,000	4,013,524
	New York State Dormitory (Roswell Park Cancer Institute Corp. Obligated Group) (AG),
	Series A, 5.00% due 7/1/2036	500,000	557,592
	Series A-1, 5.00% due 7/1/2035	500,000	565,050
	New York State Dormitory Authority,
	Series A,
	5.00% due 3/15/2028	370,000	378,563
	5.00% due 3/15/2028 (pre-refunded 9/15/2026)	810,000	829,787
	New York State Dormitory Authority (AG), Series A, 5.00% due 10/1/2032	400,000	426,652
	New York State Dormitory Authority (BAM), Series A, 5.00% due 10/1/2032	3,500,000	3,873,940
	New York State Dormitory Authority (State Aid Withholding), Series A, 5.00% due 10/1/2029	1,000,000	1,043,076
	New York State Dormitory Authority (State of New York Personal Income Tax Revenue),
	Series A,
	4.00% due 2/15/2034 - 3/15/2036	6,405,000	6,485,732
	5.00% due 3/15/2030	750,000	801,677
	Series A1, 5.00% due 3/15/2031	3,545,000	3,996,271
	Series E, 5.00% due 3/15/2033	2,000,000	2,256,900
	New York State Dormitory Authority (State of New York Sales Tax Revenue),
	Series A, 5.00% due 3/15/2032 - 3/15/2033	3,465,000	3,544,285
	Series E, 5.00% due 3/15/2029 (pre-refunded 9/15/2028)	2,135,000	2,296,310
[a]	New York State Housing Finance Agency (325 Kent LLC) (FNMA), Series A, 3.95% due 11/1/2050 (put 1/1/2035)	4,365,000	4,363,215
	New York State Urban Development Corp. (State of New York Personal Income Tax Revenue), Series C-2, 5.00% due 3/15/2032	3,715,000	3,867,426
	Port Authority of New York & New Jersey AMT,
	5.00% due 10/15/2035	2,000,000	2,034,506
	Series 207, 5.00% due 9/15/2032	2,000,000	2,078,748
	State of New York Mortgage Agency (SONYMA) (Green Bond) AMT, Series 248, 4.05% due 10/1/2031	2,035,000	2,054,286
	Tompkins County Development Corp. (Ithaca College), 5.00% due 7/1/2034	250,000	258,481
	Triborough Bridge & Tunnel Authority, Series B, 5.00% due 11/15/2031	4,170,000	4,312,239
	Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) (Green Bond), Series E, 5.00% due 11/15/2032	2,000,000	2,278,654
	Utility Debt Securitization Authority, 5.00% due 12/15/2034	2,870,000	2,878,085
	Westchester County Local Development Corp. (Miriam Osborn Memorial Home Association Obligated Group), 5.00% due 7/1/2034	200,000	205,479
	NORTH CAROLINA — 1.0%
	Charlotte-Mecklenburg Hospital Authority (Atrium Health Obligated Group),
	Series D,
[a]	3.625% due 1/15/2048 (put 6/15/2027)	1,350,000	1,362,141
[a]	5.00% due 1/15/2049 (put 12/1/2031)	7,000,000	7,779,471
	Columbus County Industrial Facilities & Pollution Control Financing Authority (International Paper Co.), 4.20% due 5/1/2034	3,900,000	4,012,074
[a]	Cumberland County Industrial Facilities & Pollution Control Financing Authority (American Titanium Metal LLC) AMT, 3.75% due 12/1/2027 (put 11/1/2025)	3,000,000	3,000,207
	North Carolina Housing Finance Agency (Green Bond), Series 51, 3.85% due 7/1/2032	1,495,000	1,517,576
	North Carolina Medical Care Commission (Penick Village Obligated Group),
	Series B-1, 4.75% due 9/1/2029	410,000	410,051
	Series B-2, 4.50% due 9/1/2029	625,000	624,884
	North Carolina Turnpike Authority, 5.00% due 1/1/2030	500,000	531,628
	Raleigh Durham Airport Authority AMT, Series A, 5.00% due 5/1/2034	2,150,000	2,290,034
	NORTH DAKOTA — 0.3%
	North Dakota Housing Finance Agency (Green Bond),
	Series A,

See notes to financial statements.	Annual Financial Statements | 223

Schedule of Investments, Continued

Thornburg Limited Term Municipal Fund | September 30, 2025

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE
	4.30% due 1/1/2034	$1,500,000	$1,562,030
	4.35% due 7/1/2034	1,800,000	1,870,879
	4.375% due 1/1/2035	2,110,000	2,186,169
	4.40% due 7/1/2035	1,240,000	1,281,294
	OHIO — 1.8%
	Akron, Bath & Copley Joint Township Hospital District (Summa Health System Obligated Group), 5.00% due 11/15/2031 - 11/15/2032 (Pre-refunded 11/15/2030)	1,100,000	1,210,216
	Akron, Bath & Copley Joint Township Hospital District (Summa Health System Obligated Group) ETM, 5.00% due 11/15/2027 - 11/15/2030	1,485,000	1,605,080
	City of Cincinnati Water System Revenue, Series C, 4.00% due 12/1/2030	1,000,000	1,014,314
	City of Columbus GO, Series A, 4.00% due 4/1/2031	600,000	611,441
	Cleveland State University (BAM), Series C, 5.00% due 6/1/2036	1,000,000	1,126,211
	Columbus Metropolitan Housing Authority, 4.00% due 12/1/2034	2,500,000	2,499,282
	Columbus Regional Airport Authority AMT, Series A, 5.00% due 1/1/2034 - 1/1/2035	6,235,000	6,785,140
[a]	Columbus-Franklin County Finance Authority (Dering Family Homes Owner LLC), 5.00% due 7/1/2045 (put 2/1/2027)	2,000,000	2,043,110
	County of Allen Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.),
[a]	Series B-1, 5.00% due 10/1/2049 (put 8/3/2027)	3,765,000	3,893,232
[a]	Series B-2, 5.00% due 10/1/2051 (put 6/4/2030)	6,590,000	7,110,696
	County of Cuyahoga (Musical Arts Association), 5.00% due 1/1/2032	375,000	400,939
	County of Hamilton (Life Enriching Communities Obligated Group), 5.25% due 1/1/2036	400,000	429,570
	County of Hamilton Sales Tax Revenue, Series A, 4.00% due 12/1/2031	1,100,000	1,116,454
[a]	Ohio Air Quality Development Authority (Duke Energy Corp.), Series B, 4.00% due 9/1/2030 (put 6/1/2027)	4,515,000	4,601,747
	Ohio Higher Educational Facility Commission (Case Western Reserve University), 4.00% due 12/1/2033	1,255,000	1,266,124
[a]	Ohio Housing Finance Agency (At Main LLC), 3.70% due 11/1/2047 (put 5/1/2028)	1,000,000	1,012,493
	Ohio Water Development Authority, 4.00% due 12/1/2032	2,000,000	2,028,154
	State of Ohio (Cleveland Clinic Health System Obligated Group), Series A, 5.00% due 1/1/2032	800,000	836,284
	OKLAHOMA — 2.3%
	Caddo County Educational Facilities Authority (Fort Cobb-Broxton Public Schools Project) ISD, 5.00% due 9/1/2027 - 9/1/2034	3,730,000	3,984,164
	Canadian County Educational Facilities Authority (Mustang Public Schools Project) ISD, Series A, 5.00% due 9/1/2032 - 9/1/2033	11,000,000	12,416,191
	Canadian County Educational Facilities Authority (Yukon Public Schools Project) ISD, 5.00% due 9/1/2027 - 9/1/2029	10,850,000	11,630,763
	Chouteau Educational Facilities Authority (Mayes County ISD No. 32 Chouteau-Mazie), 4.00% due 9/1/2028	975,000	976,770
	Cleveland County Educational Facilities Authority (Moore Public Schools) ISD, 4.00% due 6/1/2030	4,000,000	4,246,776
	Cleveland County Educational Facilities Authority (Norman Public Schools) ISD, Series A, 5.00% due 6/1/2032	2,500,000	2,810,245
	Clinton Public Works Authority, 5.00% due 10/1/2030 - 10/1/2032	2,675,000	2,915,422
	Cushing Educational Facilities Authority (Payne County No. 67 Cushing) ISD, 5.00% due 9/1/2028	4,400,000	4,654,738
	Love County Educational Facilities Authority (Love County ISD No. 4 Thackerville), 4.50% due 9/1/2034	335,000	347,645
	Mcintosh County Educational Facilities Authority (District No. 1 Eufaula) ISD, 5.00% due 9/1/2035	380,000	410,220
	Muskogee Industrial Trust (Muskogee County No. 20) ISD, 5.00% due 9/1/2026	475,000	482,288
	Oklahoma County Finance Authority (Oklahoma County ISD No. 41 Western Heights), 5.00% due 9/1/2030 - 9/1/2035	4,750,000	4,970,098
	OREGON — 0.6%
[a]	Oregon Health & Science University (Oregon Health & Science University Obligated Group), Series B2, 5.00% due 7/1/2046 (put 2/1/2032)	11,780,000	13,048,859
	PENNSYLVANIA — 5.5%
	Allegheny County Airport Authority (AG) AMT, Series A, 5.00% due 1/1/2035	3,500,000	3,882,648
	Allegheny County Hospital Development Authority (UPMC Obligated Group), Series A, 5.00% due 7/15/2031	2,520,000	2,697,332
	Allegheny County Sanitary Authority (BAM), 5.00% due 12/1/2029	2,830,000	2,840,027
	Allentown City School District (BAM, State Aid Withholding) GO, Series B, 5.00% due 2/1/2031	3,750,000	4,009,260
	City of Philadelphia (Pennsylvania Gas Works), Series 14, 5.00% due 10/1/2031 - 10/1/2032	2,070,000	2,107,466
	City of Philadelphia (Pennsylvania Gas Works) (AG), Series A, 5.00% due 8/1/2030 - 8/1/2032	1,750,000	1,929,815
	City of Philadelphia Airport Revenue AMT, Series B, 5.00% due 7/1/2033 - 7/1/2036	7,000,000	7,220,520
	City of Scranton (BAM) GO, 5.00% due 9/1/2028	2,085,000	2,152,275
	Commonwealth Financing Authority (Tobacco Master Settlement Paym), 5.00% due 6/1/2034	1,000,000	1,038,911
	Commonwealth Financing Authority (Tobacco Master Settlement Paym) (BAM), 5.00% due 6/1/2031	10,000,000	10,540,100
	Commonwealth of Pennsylvania GO, 5.00% due 7/15/2030	7,930,000	8,637,047
	Dauphin County General Authority (UPMC Obligated Group), Series A, 5.00% due 6/1/2034	1,375,000	1,387,409
	Geisinger Authority (Geisinger Health System Obligated group),
[a]	Series B, 5.00% due 4/1/2043 (put 2/15/2027)	3,615,000	3,678,284
[a]	Series C, 5.00% due 4/1/2043 (put 4/1/2030)	3,530,000	3,809,068
[a]	Montgomery County (Constellation Energy Generation LLC) IDA, Series A, 4.10% due 4/1/2053 (put 4/3/2028)	5,000,000	5,128,570
	Northeastern Pennsylvania Hospital & Education Authority (King’s College), 5.00% due 5/1/2027 - 5/1/2029	3,825,000	3,953,052
[a]	Pennsylvania (Republic Services, Inc.) EDFA AMT, Series B-2, 3.85% due 4/1/2049 (put 1/15/2026)	1,000,000	997,789
	Pennsylvania (UPMC Obligated Group) EDFA,
[a]	Series 2025A, 5.00% due 3/15/2060 (put 3/15/2035)	12,550,000	13,794,634
	Series A,

224 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Limited Term Municipal Fund | September 30, 2025

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE
	4.00% due 11/15/2035	$600,000	$599,308
	5.00% due 10/15/2033	1,150,000	1,255,985
[a]	Pennsylvania (Waste Management Obligated Group; Guaranty: Waste Management, Inc.) EDFA, 0.95% due 12/1/2033 (put 12/1/2026)	1,000,000	971,648
	Pennsylvania (Waste Management, Inc.; Guaranty: Waste Management Holdings) EDFA AMT,
	Series A,
[a]	3.875% due 8/1/2037 (put 8/3/2026)	8,500,000	8,533,294
[a]	4.00% due 6/1/2041 (put 7/1/2026)	5,000,000	5,012,600
	Pennsylvania Housing Finance Agency (Green Bond), Series 149A, 4.55% due 4/1/2036	4,110,000	4,280,068
	Philadelphia Municipal Authority (Juvenile Justice Services Center), 5.00% due 4/1/2035	1,750,000	1,793,211
	Pittsburgh Water & Sewer Authority (AG), Series B, 5.00% due 9/1/2033	1,000,000	1,150,092
	School District of Philadelphia (State Aid Withholding) GO,
	Series A, 5.00% due 9/1/2027 - 9/1/2034	1,440,000	1,510,995
	Series F, 5.00% due 9/1/2032	1,000,000	1,015,701
	Sports & Exhibition Authority of Pittsburgh & Allegheny County (Allegheny County Hotel Room Excise Tax Revenue) (AG), Series A, 5.00% due 2/1/2033	4,000,000	4,458,616
	State Public School Building Authority (School District of Philadelphia) (AG, State Aid Withholding), Series A, 5.00% due 6/1/2030 - 6/1/2033	7,550,000	7,721,377
	RHODE ISLAND — 0.2%
[a]	Rhode Island Housing & Mortgage Finance Corp. (FHA) (Green Bond), Series 1-A, 3.60% due 10/1/2054 (put 10/1/2027)	3,000,000	2,970,732
	Rhode Island Student Loan Authority AMT, Series B, 5.00% due 12/1/2032 - 12/1/2033	1,250,000	1,351,732
	SOUTH CAROLINA — 0.7%
[a]	Patriots Energy Group Financing Agency (Guaranty: Sumitomo Mitsui Banking Corp.), Series A1, 5.25% due 10/1/2054 (put 8/1/2031)	10,090,000	10,971,624
	SCAGO Educational Facilities Corp. (School District of Pickens County), 5.00% due 12/1/2029	2,000,000	2,009,182
[a]	South Carolina Jobs-EDA (Bon Secours Mercy Health, Inc.), Series B-2, 5.00% due 11/1/2049 (put 11/1/2032)	835,000	922,590
[a]	South Carolina Jobs-EDA (Guaranty: Federal Home Loan Mtg Corp.) (FHLMC), 4.00% due 3/1/2062 (put 3/1/2035)	1,175,000	1,192,471
[a]	South Carolina Jobs-EDA (Guaranty: International Paper Co.) AMT, Series A, 4.00% due 4/1/2033 (put 4/1/2026)	500,000	500,891
	SOUTH DAKOTA — 0.1%
[a]	South Dakota Health & Educational Facilities Authority (Sanford Obligated Group), Series C, 5.00% due 11/1/2051 (put 11/1/2032)	1,250,000	1,395,979
	TENNESSEE — 3.3%
[a]	Jackson Health Educational & Housing Facility Board (Cottages of Bluecreek LLC) (HUD), 4.00% due 4/1/2045 (put 4/1/2029)	2,000,000	2,028,334
	Johnson City Health & Educational Facilities Board (Ballad Health Obligated Group) (AG), Series B, 5.00% due 7/1/2033	3,330,000	3,694,442
	Knox County Health Educational & Housing Facility Board (BAM), Series B-1, 5.00% due 7/1/2031 - 7/1/2034	3,570,000	3,939,234
[a]	Knox County Health Educational & Housing Facility Board (Gleason Partners LP) (HUD), 3.95% due 12/1/2027 (put 12/1/2025)	1,500,000	1,501,890
	Knox County Health Educational & Housing Facility Board (Provident Group - UTK Properties LLC) (BAM), Series A-1, 5.00% due 7/1/2031	150,000	164,312
	Memphis-Shelby County Airport Authority AMT, Series A, 5.00% due 7/1/2034	1,695,000	1,799,098
	Shelby County Health Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare), Series A, 5.00% due 5/1/2031	1,260,000	1,295,734
	Shelby County Health Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare) (AG), Series A, 5.00% due 6/1/2035	7,000,000	7,745,738
[a]	Tennergy Corp. (Guaranty: Morgan Stanley Group), Series A, 4.00% due 12/1/2051 (put 9/1/2028)	14,730,000	15,032,024
	Tennessee (FHLMC, FNMA, GNMA) (Green Bond) HDA,
	Series 1A,
	4.30% due 1/1/2034	1,335,000	1,396,056
	4.35% due 7/1/2034	685,000	714,902
	4.40% due 1/1/2035	460,000	479,375
	Tennessee (Green Bond) HDA,
	Series 2A,
	3.80% due 1/1/2032	395,000	399,434
	3.875% due 1/1/2033	495,000	499,592
	3.90% due 7/1/2033	495,000	498,702
	3.95% due 1/1/2034	995,000	1,002,429
	Tennessee Energy Acquisition Corp. (Guaranty: Pacific Life Insurance Co.), Series A, 5.00% due 12/1/2035	1,400,000	1,513,761
[a]	Tennessee Energy Acquisition Corp. (Tennessee Energy Acquisition Corp.; Guaranty: Goldman Sachs Group, Inc.), Series A, 5.00% due 5/1/2052 (put 11/1/2031)	24,310,000	26,140,543
[a]	Williamson County (ECG Wood Duck LP) (HUD) IDB, 5.00% due 5/1/2042 (put 5/1/2027)	2,000,000	2,047,288
	TEXAS — 11.3%
[a]	Austin Affordable PFC, Inc. (1000 Collinwood West Drive Owner LP) (FNMA), Series B, 5.00% due 9/1/2028 (put 9/1/2027)	800,000	831,616
[a]	Bexar County Housing Finance Corp. (Culebra Road Apartments LP), 4.05% due 3/1/2028 (put 3/1/2026)	2,500,000	2,502,125
	City of Aubrey Jackson Ridge Public Improvement District (BAM), 5.00% due 9/1/2026 - 9/1/2028	730,000	760,048
	City of Austin Airport System Revenue AMT, 5.00% due 11/15/2035	1,000,000	1,071,827
	City of Austin Electric Utility Revenue, Series A, 5.00% due 11/15/2033	1,000,000	1,001,755
	City of Austin Water & Wastewater System Revenue, 5.00% due 11/15/2033	2,000,000	2,083,768
	City of Conroe GO, Series B, 5.00% due 11/15/2030	1,750,000	1,870,872
[a]	City of Dallas Housing Finance Corp. (Ash Creek Housing LLC) (FHA), 5.00% due 7/1/2026 (put 12/1/2025)	1,500,000	1,503,571
[a]	City of Dallas Housing Finance Corp. (Mondello Apartments LLC) (FHA), 5.00% due 8/1/2027 (put 8/1/2026)	1,785,000	1,814,040

See notes to financial statements.	Annual Financial Statements | 225

Schedule of Investments, Continued

Thornburg Limited Term Municipal Fund | September 30, 2025

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE
	City of Galveston Wharves & Terminal Revenue AMT, Series A, 5.00% due 8/1/2032 - 8/1/2034	$6,685,000	$7,205,982
	City of Houston (Public Improvements) GO, Series A, 5.00% due 3/1/2027	2,875,000	2,973,868
	City of Houston Airport System Revenue AMT,
	Series A,
	4.00% due 7/1/2036	1,420,000	1,417,918
	5.25% due 7/1/2036	1,000,000	1,116,176
	City of Houston Combined Utility System Revenue, Series B, 4.00% due 11/15/2031	1,725,000	1,745,747
	City of Hutto (AG) GO, 5.00% due 8/1/2033	400,000	442,178
	City of Mansfield GO, Series A, 5.00% due 2/15/2033	1,000,000	1,125,849
	City of Port Arthur (CTFS Obligation) (BAM) GO, 5.00% due 2/15/2033	1,025,000	1,161,283
	City of San Antonio (Public Facilities Corp.), 5.00% due 9/15/2032	2,155,000	2,464,238
	City of San Antonio Electric & Gas Systems Revenue, 4.00% due 2/1/2032	2,500,000	2,521,255
	City of Weslaco (CTFS Obligation) (BAM) GO, 5.00% due 2/15/2036	400,000	442,471
	Clifton Higher Education Finance Corp. (IDEA Public Schools) (PSF-GTD),
	4.00% due 8/15/2033	2,000,000	2,022,014
	5.00% due 8/15/2035	1,020,000	1,142,308
	Clifton Higher Education Finance Corp. (International Leadership of Texas, Inc.) (PSF-GTD), Series A, 5.00% due 2/15/2035	2,275,000	2,540,199
	Conroe (PSF-GTD) ISD GO, Series A, 4.00% due 2/15/2033	1,050,000	1,054,100
	County of Bexar GO, 4.00% due 6/15/2033 - 6/15/2035	4,750,000	4,802,950
	County of Harris (Harris County Toll Road Revenue), Series B, 5.00% due 8/15/2030 - 8/15/2033	3,370,000	3,374,964
	Fort Bend (PSF-GTD) ISD GO,
	Series B,
[a]	3.80% due 8/1/2055 (put 8/1/2028)	1,000,000	1,026,257
[a]	4.00% due 8/1/2054 (put 8/1/2027)	10,000,000	10,262,860
	Fort Stockton (PSF-GTD) ISD GO, 5.00% due 2/1/2035 - 2/1/2036	1,215,000	1,328,726
	Franklin (PSF-GTD) ISD GO, 4.00% due 2/15/2032	2,000,000	2,001,490
	Frisco (PSF-GTD) ISD GO, 5.00% due 8/15/2033	1,465,000	1,566,582
	Glasscock County (PSF-GTD) ISD GO, 5.00% due 2/15/2034	500,000	522,815
	Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group),
[a]	Series B, 5.00% due 6/1/2050 (put 12/1/2028)	2,250,000	2,373,696
[a]	Series C, 5.00% due 7/1/2054 (put 7/1/2029)	650,000	695,949
	Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center Central Heating & Cooling Services Corp.), 4.00% due 11/15/2032	1,100,000	1,116,689
	Harris County-Houston Sports Authority (AG), Series B, 5.00% due 11/15/2034	1,000,000	1,134,983
[a]	Houston Housing Finance Corp. (Cordova Apartments), 3.65% due 2/1/2048 (put 2/1/2028)	2,700,000	2,733,299
[a]	Houston Housing Finance Corp. (Summerdale Apartments LP), 5.00% due 8/1/2041 (put 8/1/2026)	3,650,000	3,715,952
	Hutto (PSF-GTD) ISD GO, Series C, 4.00% due 8/1/2032	1,245,000	1,319,739
[a]	Jacksboro (PSF-GTD) ISD GO, 4.00% due 2/15/2048 (put 8/15/2028)	2,500,000	2,605,190
[a]	Lakeside Place PFC (Brookside Gardens Apartments LLC) (FHA), 4.15% due 11/1/2026 (put 11/1/2025)	5,000,000	5,002,780
	Laredo College District Combined Fee Revenue (BAM), 4.00% due 8/1/2033	1,180,000	1,196,115
	Lovejoy (PSF-GTD) ISD GO, 5.00% due 2/15/2036	700,000	801,926
	Lower Colorado River Authority (LCRA Transmission Services Corp.),
	5.00% due 5/15/2035	700,000	763,639
	Series A,
	5.00% due 5/15/2031 - 5/15/2032	900,000	1,010,833
	5.25% due 5/15/2033	350,000	398,117
	Medina Valley (PSF-GTD) ISD GO, 5.00% due 2/15/2036	1,410,000	1,600,615
	Memorial City Redevelopment Authority (Houston Reinvestment Zone No. 17) (AG), 5.00% due 9/1/2035	400,000	448,439
	New Hope Cultural Education Facilities Finance Corp. (Bella Vida Forefront Living Obligated Group),
	Series 2025B-2, 4.625% due 10/1/2030	2,000,000	2,008,102
	Series 2025B-3, 4.25% due 10/1/2030	1,000,000	1,009,495
	Newark Higher Education Finance Corp. (Abilene Christian University), Series A, 4.00% due 4/1/2033	1,760,000	1,767,007
	North East (PSF-GTD) ISD GO,
[a]	3.75% due 8/1/2049 (put 8/1/2027)	5,030,000	5,114,479
	4.00% due 8/1/2034	1,500,000	1,524,069
	North Texas Tollway Authority (North Texas Tollway System), Series B, 4.00% due 1/1/2035	500,000	510,901
	Northside (PSF-GTD) ISD GO,
	4.00% due 6/15/2033	1,500,000	1,511,751
[a]	Series B, 3.45% due 8/1/2054 (put 8/1/2027)	2,465,000	2,501,438
	Prosper (PSF-GTD) ISD GO, 5.00% due 2/15/2033	1,000,000	1,124,222
	San Antonio (PSF-GTD) ISD GO, 5.00% due 8/15/2033	2,080,000	2,349,809
[a]	San Antonio Housing Trust Public Facility Corp. (Palladium San Antonio Ltd.), 3.45% due 7/1/2029 (put 7/1/2027)	2,000,000	2,015,598
[a]	San Antonio Municipal Facilities Corp. (City of San Antonio), 5.00% due 8/1/2050 (put 8/1/2027)	3,800,000	3,975,826

226 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Limited Term Municipal Fund | September 30, 2025

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE
	Southwest (PSF-GTD) ISD GO, 5.00% due 2/1/2032 - 2/1/2033	$2,600,000	$2,934,614
	Tarrant County Cultural Education Facilities Finance Corp. (Christus Health Obligated Group),
[a]	Series A, 5.00% due 7/1/2053 (put 7/1/2032)	5,520,000	6,041,226
	Series B, 5.00% due 7/1/2032 - 7/1/2034	10,990,000	11,580,192
[a]	Tarrant County Housing Finance Corp. (4450 Marine Creek Parkway Owner LP), Series B, 5.00% due 9/1/2028 (put 9/1/2027)	1,000,000	1,040,346
	Texas Department of Housing & Community Affairs (GNMA),
	Series B,
	4.30% due 1/1/2034	1,425,000	1,489,349
	4.35% due 7/1/2034 - 1/1/2035	1,485,000	1,547,443
	4.375% due 7/1/2035	720,000	745,712
	Texas Municipal Gas Acquisition & Supply Corp. III (Guaranty: Macquarie Group Ltd.), 5.00% due 12/15/2028 - 12/15/2032	67,280,000	72,569,226
	Texas Public Finance Authority (Texas Southern University) (BAM), 5.00% due 5/1/2032 - 5/1/2033	1,700,000	1,924,976
[a]	Texas State Affordable Housing Corp. (FC Juniper Creek Housing LP), 3.75% due 7/1/2044 (put 7/1/2026)	2,000,000	2,009,072
	Texas State Technical College (AG),
	Series A,
	5.00% due 8/1/2031 - 8/1/2032	4,250,000	4,775,325
	5.25% due 8/1/2033	2,300,000	2,615,569
	Texas Water Development Board (State Water Implementation Revenue Fund for Texas),
	4.00% due 10/15/2035	2,925,000	2,933,131
	Series A, 4.00% due 10/15/2034 - 10/15/2035	6,000,000	6,089,231
	Texas Woman’s University, Series A, 5.00% due 7/1/2031 - 7/1/2033	4,275,000	4,815,970
	UTAH — 0.3%
	City of Salt Lake City Airport Revenue AMT, Series A, 5.00% due 7/1/2033 - 7/1/2036	4,450,000	4,763,563
[a]	Utah Housing Corp., 3.70% due 8/1/2043 (put 8/1/2027)	1,950,000	1,963,488
	Utah Telecommunication Open Infrastructure Agency, 5.25% due 6/1/2033	500,000	572,336
	VIRGINIA — 1.1%
[a]	Fairfax County Redevelopment & Housing Authority (Apah Tysons North Four LP), 5.00% due 1/1/2045 (put 1/1/2028)	2,000,000	2,069,172
[a]	Halifax County (Virginia Electric & Power Co.) IDA, Series A, 3.80% due 12/1/2041 (put 5/28/2027)	8,350,000	8,478,673
[a]	Harrisonburg Redevelopment & Housing Authority, 4.00% due 12/1/2028 (put 12/1/2026)	1,615,000	1,635,664
	Virginia Commonwealth Transportation Board,
	4.00% due 5/15/2032	2,500,000	2,518,440
	5.00% due 9/15/2028	2,000,000	2,089,218
	Series A, 4.00% due 5/15/2035	2,000,000	2,029,188
[a]	Virginia HDA, Series F, 3.625% due 7/1/2055 (put 4/1/2026)	1,635,000	1,635,293
	Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group), Series A, 5.00% due 1/1/2029 - 1/1/2032	2,640,000	2,798,126
	WASHINGTON — 1.5%
	City of Seattle GO, 4.00% due 12/1/2032	1,000,000	1,000,622
	Clark County Public Utility District No. 1, 5.00% due 1/1/2028	500,000	526,174
	County of Spokane Airport Revenue AMT, Series B, 5.00% due 1/1/2032 - 1/1/2035	7,650,000	8,354,971
	King County School District No. 414 (School Bond Guaranteed) GO, 4.00% due 12/1/2033	2,000,000	2,014,826
	Port of Seattle AMT,
	Series B, 5.00% due 7/1/2035	4,000,000	4,394,228
	Series C, 5.00% due 5/1/2034	1,500,000	1,527,473
	State of Washington COP, Series B, 5.00% due 7/1/2032	650,000	687,255
	Vancouver Housing Authority, 4.00% due 8/1/2034	2,500,000	2,474,450
	Washington Health Care Facilities Authority (CommonSpirit Health Obligated Group), Series A1, 5.00% due 8/1/2031	780,000	834,878
	Washington Health Care Facilities Authority (Providence St. Joseph Health Obligated Group), Series B, 5.00% due 10/1/2030	2,500,000	2,633,750
[a]	Washington State Housing Finance Commission (Ardea Twg LLLP), 5.00% due 12/1/2043 (put 2/1/2027)	1,500,000	1,516,056
[a]	Washington State Housing Finance Commission (Camas Flats Oak Harbor 1 LLLP), Series B, 5.00% due 2/1/2028 (put 2/1/2027)	1,000,000	1,029,109
[b,c]	Washington State Housing Finance Commission (Josephine Caring Community Obligated Group), Series A, 5.125% due 7/1/2036	3,000,000	2,942,040
[b]	Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences), 5.125% due 7/1/2033	735,000	797,129
	Washington State Housing Finance Commission (SRMAHMILL LLC) (FNMA), 4.15% due 7/1/2034	1,400,000	1,455,089
	WISCONSIN — 1.9%
	City of Milwaukee (AG) GO,
	5.00% due 4/1/2032 - 4/1/2033	4,845,000	5,447,592
	Series N3, 5.00% due 4/1/2031 - 4/1/2032	6,550,000	7,289,486
	County of Waushara GO, Series A, 4.50% due 6/1/2027	1,260,000	1,261,654
	Peshtigo School District, 4.75% due 3/1/2027	2,000,000	2,002,872
	Public Finance Authority (Duke Energy Progress LLC),
[a]	Series A-1, 3.30% due 10/1/2046 (put 10/1/2026)	3,005,000	3,014,204
[a]	Series A-2, 3.70% due 10/1/2046 (put 10/1/2030)	1,435,000	1,453,661
	Public Finance Authority (Providence St. Joseph Health Obligated Group),

See notes to financial statements.	Annual Financial Statements | 227

Schedule of Investments, Continued

Thornburg Limited Term Municipal Fund | September 30, 2025

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE
	Series C,
[a]	4.00% due 10/1/2041 (pre-refunded 10/1/2030)	$1,600,000	$1,715,539
[a]	4.00% due 10/1/2041 (put 10/1/2030)	2,450,000	2,540,082
[a]	Public Finance Authority (St. John’s College), 3.00% due 10/1/2045 (put 10/1/2026)	1,495,000	1,489,808
	Public Finance Authority (United Methodist Retirement Homes, Inc. Obligated Group), Series A, 4.00% due 10/1/2033	420,000	429,696
[a]	Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group), Series B1, 5.00% due 8/15/2054 (put 7/1/2027)	375,000	380,319
[a]	Wisconsin Health & Educational Facilities Authority (Fort Healthcare, Inc. Obligated Group), Series B, 5.00% due 10/1/2054 (put 10/3/2034)	5,470,000	6,004,643
	Wisconsin Health & Educational Facilities Authority (Hospital Sisters Services Obligated Group), Series A, 5.00% due 8/15/2035	1,000,000	1,120,752
[a]	Wisconsin Housing & EDA (East Washington Apartments LLC), Series I, 5.00% due 11/1/2058 (put 2/1/2027)	2,250,000	2,315,043
[a]	Wisconsin Housing & EDA (Flats at Bishops Woods LP), Series F, 5.00% due 12/1/2027 (put 12/1/2026)	1,000,000	1,024,837
	Wisconsin Housing & EDA Home Ownership Revenue (FHLMC, FNMA, GNMA) (Green Bond), Series B, 3.90% due 9/1/2033	1,815,000	1,843,071
[a]	Wisconsin Housing & EDA Housing Revenue (HUD), Series B, 3.75% due 5/1/2054 (put 11/1/2026)	1,875,000	1,875,268
	TOTAL LONG-TERM MUNICIPAL BONDS — 96.2% (Cost $2,010,521,253)		2,076,516,030

	SHORT-TERM INVESTMENTS — 2.4%
	MUNICIPAL BONDS — 2.3%

	FLORIDA — 0.2%
[a]	City of Gainesville Utilities System Revenue (SPA Truist Bank), Series B, 3.70% due 10/1/2042 (put 10/1/2025)	4,730,000	4,730,000
	NEW YORK — 0.2%
	Metropolitan Transportation Authority (LOC Barclays Bank plc),
[a]	Series 2012G-1, 3.85% due 11/1/2032 (put 10/1/2025)	1,300,000	1,300,000
[a]	Series E 1, 3.85% due 11/15/2050 (put 10/1/2025)	2,500,000	2,500,000
	TEXAS — 1.9%
[a]	Port of Port Arthur Navigation District (Motiva Enterprises LLC), 3.85% due 4/1/2040 (put 10/1/2025)	41,525,000	41,525,000
	TOTAL MUNICIPAL BONDS — 2.3% (Cost $50,055,000)		50,055,000

	MUTUAL FUND — 0.1%
[d]	State Street Institutional Treasury Money Market Fund, Premier Class, 4.06%	1,141,202	1,141,202
	TOTAL MUTUAL FUND — 0.1% (Cost $1,141,202)		1,141,202
	TOTAL SHORT-TERM INVESTMENTS — 2.4% (Cost $51,196,202)		51,196,202

	TOTAL INVESTMENTS — 98.6% (Cost $2,061,717,455)		$2,127,712,232

	OTHER ASSETS LESS LIABILITIES — 1.4%		29,422,774

	NET ASSETS — 100.0%		$2,157,135,006

Footnote Legend

a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on September 30, 2025.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025, the aggregate value of these securities in the Fund’s portfolio was $10,247,180, representing 0.48% of the Fund’s net assets.

c	When-issued security.

d	Rate represents the money market fund annualized seven-day yield at September 30, 2025.

228 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Limited Term Municipal Fund | September 30, 2025

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

AG	Insured by Assured Guaranty, Inc.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
COP	Certificates of Participation
DFA	Development Finance Authority/Agency
EDA	Economic Development Authority
EDFA	Economic Development Financing Authority
ETM	Escrowed to Maturity
FHA	Insured by Federal Housing Administration
FHLMC	Collateralized by Federal Home Loan Mortgage Corp.
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
GRT	Gross Receipts Tax
HDA	Housing Development Authority
HFA	Health Facilities Authority
HFFA	Health Facilities Financing Authority
HUD	Insured by Housing and Urban Development
IDA	Industrial Development Authority/Agency
IDB	Industrial Development Board
ISD	Independent School District
JEA	Jacksonville Electric Authority
LOC	Letter of Credit
Mtg	Mortgage
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
NMFA	New Mexico Finance Authority
NPFG	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Guaranteed by Permanent School Fund
SOFR	Secured Overnight Financing Rate
SONYMA	State of New York Mortgage Agency
SPA	Stand-by Purchase Agreement
USD	Unified School District

See notes to financial statements.	Annual Financial Statements | 229

Schedule of Investments

Thornburg Intermediate Municipal Fund | September 30, 2025

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE

	LONG-TERM MUNICIPAL BONDS — 94.9%

	ALABAMA — 5.5%
	Alabama Community College System (BAM), 5.00% due 10/1/2045	$1,830,000	$1,904,573
	Alabama Housing Finance Authority (FHLMC, FNMA, GNMA), Series B, 5.05% due 10/1/2045	1,350,000	1,389,864
	Alabama State University (AG), 5.50% due 9/1/2045	500,000	537,119
[a]	Black Belt Energy Gas District (Guaranty: BP plc), Series D, 5.00% due 3/1/2055 (put 11/1/2034)	12,500,000	13,549,762
	Black Belt Energy Gas District (Guaranty: Goldman Sachs Group, Inc.),
[a]	Series B, 5.00% due 10/1/2055 (put 9/1/2032)	530,000	572,030
[a]	Series C, 5.50% due 10/1/2054 (put 6/1/2032)	1,000,000	1,106,063
[a]	Black Belt Energy Gas District (Guaranty: Morgan Stanley Group), Series C-1, 5.25% due 2/1/2053 (put 6/1/2029)	4,000,000	4,244,688
[a]	Black Belt Energy Gas District (Guaranty: Royal Bank of Canada), Series B, 5.25% due 12/1/2053 (put 12/1/2030)	1,375,000	1,491,094
[a]	Energy Southeast A Cooperative District (Guaranty: Morgan Stanley Group), Series B, 5.25% due 7/1/2054 (put 6/1/2032)	3,110,000	3,403,133
	Homewood Educational Building Authority (CHF - Horizons I LLC), Series A, 5.50% due 10/1/2042 - 10/1/2044	3,195,000	3,328,422
[a]	Southeast Alabama Gas Supply District (Guaranty: Pacific Life Insurance Co.), Series A, 5.00% due 8/1/2054 (put 4/1/2032)	5,000,000	5,363,290
	Southeast Energy Authority A Cooperative District (Guaranty: Deutsche Bank AG), Series A, 5.00% due 11/1/2035	6,080,000	6,421,435
[a]	Southeast Energy Authority A Cooperative District (Guaranty: Morgan Stanley Group), Series A-1, 5.50% due 1/1/2053 (put 12/1/2029)	6,000,000	6,510,834
[a]	Southeast Energy Authority A Cooperative District (Guaranty: Royal Bank of Canada), Series B, 5.00% due 1/1/2054 (put 6/1/2030)	5,000,000	5,364,145
	UAB Medicine Finance Authority (UAB Medicine Obligated Group), Series B, 5.00% due 9/1/2034	5,430,000	5,507,101
	ALASKA — 0.1%
	State of Alaska International Airports System AMT, Series C, 5.00% due 10/1/2029	750,000	803,522
	ARIZONA — 1.8%
	Arizona (FHLMC, FNMA, GNMA) IDA, Series A, 5.00% due 10/1/2045	1,000,000	1,024,805
[a]	Chandler (Intel Corp.) IDA AMT, 4.00% due 6/1/2049 (put 6/1/2029)	6,800,000	6,897,281
	City of Phoenix Civic Improvement Corp. (Phoenix Airport Revenue) AMT, Series A, 5.00% due 7/1/2031	2,200,000	2,267,203
	County of Pima (TMC HealthCare Obligated Group) IDA, Series A, 4.00% due 4/1/2041	1,000,000	951,257
	Maricopa County & Phoenix (GNMA) IDA, Series A, 4.55% due 9/1/2045	1,250,000	1,227,438
	Maricopa County (HonorHealth Obligated Group) IDA, Series A 5.00% due 9/1/2042	2,000,000	2,023,310
	Maricopa County (Legacy Traditional School Obligated Group) IDA, Series A, 5.25% due 7/1/2045	1,550,000	1,558,413
	Salt River Project Agricultural Improvement & Power District,
	Series A,
	4.00% due 1/1/2038	1,475,000	1,473,327
	5.00% due 1/1/2036	1,000,000	1,022,184
	Salt Verde Financial Corp. (Gas Supply Acquisition; Guaranty: Citigroup, Inc.), 5.25% due 12/1/2028	770,000	812,748
	Yavapai County (Waste Management, Inc.) IDA AMT, 1.30% due 6/1/2027	750,000	717,877
	ARKANSAS — 0.1%
	County of Pulaski (Arkansas Children’s Hospital), 5.00% due 3/1/2042	500,000	527,862
	CALIFORNIA — 6.2%
	California (Adventist Health System/West) HFFA, Series A, 5.00% due 3/1/2026	1,750,000	1,751,634
	California (Children’s Hospital Los Angeles) HFFA, Series A, 5.00% due 8/15/2036	500,000	508,382
[a]	California (Providence St. Joseph Health Obligated Group) HFFA, Series B, 5.00% due 10/1/2039 (put 10/1/2027)	1,000,000	1,038,651
[a]	California Community Choice Financing Authority (Guaranty: Deutsche Bank AG) (Green Bond), Series C, 5.25% due 1/1/2054 (put 10/1/2031)	4,510,000	4,785,566
	California Infrastructure & Economic Development Bank (King City Joint Union High School District), 5.75% due 8/15/2029	1,235,000	1,236,525
	California Municipal Finance Authority (North Fair Oaks Apartments LP) (FNMA), Series A, 5.05% due 4/1/2044	1,255,000	1,318,823
[a]	California Municipal Finance Authority (Waste Management, Inc.; Guaranty: Waste Management Holdings) AMT, Series A, 4.25% due 12/1/2044 (put 12/1/2025)	8,000,000	8,003,566
	California Municipal Finance Authority (Witmer Manor Community Partners LP) (FNMA, HUD), Series A, 4.875% due 11/1/2043	2,400,000	2,476,627
[a,b]	California Pollution Control Financing Authority (Republic Services, Inc.) AMT, 3.80% due 7/1/2043 (put 2/17/2026)	1,000,000	990,365
[a]	California Pollution Control Financing Authority (Waste Management, Inc.) AMT, Series A, 4.25% due 11/1/2038 (put 7/2/2029)	2,000,000	2,040,864
[b]	California School Finance Authority, Series A, 5.00% due 10/1/2042	1,000,000	1,024,106
[a]	Central Valley Energy Authority (Guaranty: Pacific Life Insurance Co.), 5.00% due 12/1/2055 (put 8/1/2035)	8,000,000	8,759,336
	City of Long Beach Airport System Revenue (AG) AMT, Series C, 5.00% due 6/1/2042	750,000	772,968
	City of Los Angeles Department of Airports (Green Bond) AMT, Series A, 5.25% due 5/15/2045	4,000,000	4,250,372
	City of Los Angeles Department of Airports AMT,
	Series B, 5.00% due 5/15/2034	1,750,000	1,765,094
	Series C, 5.00% due 5/15/2033 - 5/15/2045	3,470,000	3,730,235
	City of San Jose (Kooser Apartments LP) (FNMA), Series A-1, 5.00% due 9/1/2044	4,475,000	4,726,558
	City of San Mateo (City of San Mateo Community Facilities District No. 2008-1) (BAM), 5.25% due 9/1/2040	5,000,000	5,432,035
	Delano Financing Authority (City of Delano Police Station & Woollomes Avenue Bridge), Series A, 5.00% due 12/1/2025	685,000	686,040
	Franklin-McKinley School District (NPFG) GO, 5.25% due 8/1/2027	1,000,000	1,056,287
	Fresno (Educational Facilities & Improvements) (NPFG) USD GO, Series A, 6.00% due 8/1/2026	140,000	142,021

230 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Intermediate Municipal Fund | September 30, 2025

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE
	Lammersville Joint (Community Facilities Dist No. 2024-1) USD, 5.00% due 9/1/2045	$1,000,000	$1,007,251
	M-S-R Energy Authority (Guaranty: Citigroup Global Markets), Series B, 6.125% due 11/1/2029	1,865,000	1,981,645
	San Francisco City & County Airport Comm-San Francisco International Airport AMT,
	Series A, 5.00% due 5/1/2044	5,445,000	5,505,445
	Series E, 5.00% due 5/1/2040	1,190,000	1,217,604
[a]	San Joaquin Valley Clean Energy Authority (Guaranty: Goldman Sachs Group, Inc.) (Green Bond), Series A, 5.50% due 1/1/2056 (put 7/1/2035)	1,695,000	1,939,261
	COLORADO — 3.0%
	Adams County School District No. 1 (BAM) COP, 5.00% due 12/1/2045	500,000	521,624
	City & County of Denver (4340 South Monaco LLC) (FNMA), Series A, 4.70% due 10/1/2042	3,150,000	3,207,752
	City & County of Denver Airport System Revenue AMT,
	Series A,
	5.00% due 12/1/2037 - 11/15/2041	4,160,000	4,278,315
	5.25% due 12/1/2043	1,905,000	1,935,343
	Colorado (CommonSpirit Health Obligated Group) HFA,
	5.00% due 11/1/2041	1,500,000	1,557,781
	Series A-2, 5.00% due 8/1/2038 - 8/1/2044	10,090,000	10,190,297
	Colorado (Sanford Obligated Group) HFA, Series A, 5.00% due 11/1/2044	3,600,000	3,629,005
	Colorado Educational & Cultural Facilities Authority (Addenbrooke Classical Academy, Inc.) (BAM, State Aid Withholding), Series A, 5.00% due 6/1/2045	600,000	611,876
	Colorado Housing & Finance Authority, Series F-1, 5.00% due 10/1/2045	1,000,000	1,025,805
	Colorado Housing & Finance Authority (FHLMC, FNMA, GNMA) (Green Bond) AMT, Series E, 5.10% due 5/1/2040	1,500,000	1,515,279
	Denver City & County Housing Authority (Three Towers Rehabilitation) (AG) AMT, 5.20% due 11/1/2027	705,000	705,839
	STC Metropolitan District No. 2 (AG) GO,
	Series A,
	5.00% due 12/1/2034 - 12/1/2035	2,000,000	2,187,081
	5.25% due 12/1/2045	1,060,000	1,119,359
	CONNECTICUT — 1.6%
	City of New Haven (BAM) GO, 5.25% due 8/1/2043	1,900,000	2,060,362
	State of Connecticut GO,
	Series A, 5.00% due 4/15/2033 - 4/15/2035	12,415,000	13,025,953
	Series E, 5.00% due 9/15/2033	2,650,000	2,808,178
	DELAWARE — 0.3%
	Delaware State (ACTS Retirement-Life Communities, Inc. Obligated Group) EDA, Series B, 5.00% due 11/15/2038	480,000	494,548
	Delaware State (Christiana Care Health System Obligated Group) HFA, Series A, 5.00% due 10/1/2045	2,500,000	2,539,475
	DISTRICT OF COLUMBIA — 0.2%
	District of Columbia Housing Finance Agency (BCP II LLC) (FNMA) (Green Bond), Series A, 4.875% due 9/1/2045	1,000,000	1,019,254
	Metropolitan Washington Airports Authority Aviation Revenue AMT, Series A, 5.00% due 10/1/2043	1,500,000	1,506,543
	FLORIDA — 3.6%
	Central Florida Expressway Authority, 5.00% due 7/1/2040	1,125,000	1,155,040
	City of Lakeland (Electric Power System Smart Grid Project), 5.25% due 10/1/2036	2,770,000	3,200,599
	City of Lakeland (Electric Power System Smart Grid Project) (AG), 5.25% due 10/1/2027	1,680,000	1,773,524
	County of Broward Port Facilities Revenue AMT, 5.00% due 9/1/2037	800,000	838,146
	County of Miami-Dade, Series A, 5.00% due 4/1/2043	500,000	523,525
	County of Miami-Dade Aviation Revenue AMT,
	Series A, 5.00% due 10/1/2038	370,000	377,634
	Series B, 5.00% due 10/1/2040	2,500,000	2,518,387
	County of Miami-Dade Transit System, 4.00% due 7/1/2035	1,000,000	1,025,265
[b]	Florida Local Government Finance Commission (BridgePrep Academy, Inc. Series 2025 Obligated Group), Series A, 6.00% due 6/15/2045	2,000,000	2,061,478
	Greater Orlando Aviation Authority AMT, Series A, 5.00% due 10/1/2042	4,225,000	4,243,442
	Hillsborough County Aviation Authority, Series F, 5.00% due 10/1/2036	2,000,000	2,092,982
	Hillsborough County Aviation Authority AMT, Series E, 5.00% due 10/1/2043	1,500,000	1,510,488
	Miami-Dade County (Nicklaus Children’s Hospital) HFA, 5.00% due 8/1/2037	500,000	511,541
[a]	Miami-Dade County (Waste Management, Inc.) IDA AMT, 4.25% due 11/1/2041 (put 11/3/2025)	1,500,000	1,500,129
	Miami-Dade County Housing Finance Authority (FNMA), 4.95% due 11/1/2041	5,000,000	5,090,260
	Miami-Dade County Housing Finance Authority (RGC Phase I LLC) (FNMA, HUD), Series A, 4.88% due 3/1/2046	2,300,000	2,243,293
	Orange County (Presbyterian Retirement Communities Inc Obligated Group) HFA, 5.00% due 8/1/2040	1,750,000	1,752,182
	Palm Beach County (Jupiter Medical Center Obligated Group) HFA,
	5.00% due 11/1/2043 - 11/1/2044	2,325,000	2,347,681
	5.25% due 11/1/2042	790,000	825,409
	Series A, 5.00% due 11/1/2040 - 11/1/2041	715,000	733,368
	Palm Beach County Housing Finance Authority (Lake Worth Towers Preservation LP) (FNMA), 4.85% due 6/1/2041	1,323,628	1,358,691

See notes to financial statements.	Annual Financial Statements | 231

Schedule of Investments, Continued

Thornburg Intermediate Municipal Fund | September 30, 2025

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE
	Southeast Overtown Park West Community Redevelopment Agency (AG), Series A, 5.25% due 3/1/2042	$1,500,000	$1,605,383
	GEORGIA — 4.8%
	Housing Authority of Douglas County (FNMA), Series A, 5.10% due 2/1/2044	1,000,000	1,022,744
	Main Street Natural Gas, Inc. (Guaranty: Citigroup, Inc.),
[a]	Series B, 5.00% due 12/1/2055 (put 12/1/2035)	5,000,000	5,411,430
[a]	Series C, 5.00% due 12/1/2054 (put 12/1/2031)	2,000,000	2,159,210
[a]	Series D, 5.00% due 5/1/2054 (put 12/1/2030)	5,000,000	5,342,205
[a]	Series E, 5.00% due 5/1/2055 (put 12/1/2032)	3,435,000	3,747,520
	Main Street Natural Gas, Inc. (Guaranty: Macquarie Group Ltd.), Series A, 5.00% due 5/15/2034 - 5/15/2043	15,210,000	16,048,602
	Main Street Natural Gas, Inc. (Guaranty: Royal Bank of Canada),
	Series B,
[a]	5.00% due 7/1/2053 (put 3/1/2030)	2,000,000	2,151,288
[a]	5.00% due 12/1/2054 (put 3/1/2032)	4,850,000	5,253,544
[a]	Series E-1, 5.00% due 12/1/2053 (put 6/1/2031)	8,000,000	8,633,152
	Municipal Electric Authority of Georgia, Series A, 5.00% due 1/1/2034	2,295,000	2,448,205
	GUAM — 0.1%
	Guam Power Authority, Series A, 5.00% due 10/1/2044	1,025,000	1,046,622
	HAWAII — 0.2%
	State of Hawaii Airports System Revenue AMT, Series A, 5.00% due 7/1/2043	2,500,000	2,524,160
	ILLINOIS — 11.9%
	Chicago Board of Education Dedicated Capital Improvement Tax, 5.50% due 4/1/2042 - 4/1/2043	2,375,000	2,486,913
	Chicago Midway International Airport AMT, Series C, 5.00% due 1/1/2036 - 1/1/2039	4,470,000	4,674,929
	Chicago O’Hare International Airport, Series C, 5.00% due 1/1/2038	2,920,000	2,925,154
	Chicago O’Hare International Airport (2017 Airport Projects), Series B, 5.00% due 1/1/2035	4,400,000	4,490,460
	Chicago O’Hare International Airport AMT,
	Series A, 5.00% due 1/1/2038	2,000,000	2,043,018
	Series C,
	5.00% due 1/1/2034 - 1/1/2044	3,390,000	3,620,026
	5.25% due 1/1/2044 - 1/1/2045	2,750,000	2,861,603
	Series D, 5.00% due 1/1/2035	1,500,000	1,520,399
	Chicago Transit Authority Sales Tax Receipts Fund (AG), Series A, 5.00% due 12/1/2045	1,000,000	1,014,258
	City of Chicago (Chicago O’Hare International Airport) AMT, Series A, 5.00% due 1/1/2042	1,000,000	1,027,039
	City of Chicago (FNMA), Series A, 4.875% due 6/1/2043	2,175,000	2,241,551
	City of Chicago (Water System) (AG), Series 2017-2, 5.00% due 11/1/2036	4,500,000	4,628,686
	City of Chicago (Water System) (BHAC, AMBAC), 5.75% due 11/1/2030	955,000	1,029,821
	City of Chicago GO,
	Series A,
	5.00% due 1/1/2039	1,000,000	995,837
	5.625% due 1/1/2031	1,585,000	1,617,084
	6.00% due 1/1/2038	7,500,000	7,663,725
	City of Chicago Waterworks Revenue, Series A, 5.00% due 11/1/2044	1,000,000	1,031,665
	City of Chicago Waterworks Revenue (AG), Series 2017-2, 5.00% due 11/1/2038	1,000,000	1,017,847
	Cook County School District No. 145 (BAM) GO, Series B, 5.00% due 12/1/2042 - 12/1/2045	1,475,000	1,531,935
	County of Cook Sales Tax Revenue,
	5.00% due 11/15/2038	435,000	446,957
	Series A, 5.00% due 11/15/2036 - 11/15/2038	3,160,000	3,358,108
	DuPage County High School District No. 87 Glenbard GO, 5.25% due 1/1/2046	1,100,000	1,177,735
	Illinois (FHLMC, FNMA, GNMA) HDA (Green Bond), Series K, 5.25% due 10/1/2043	2,000,000	2,082,678
	Illinois Finance Authority (Ascension Health Credit Group),
	Series C,
	4.00% due 2/15/2033	235,000	238,409
	4.00% due 2/15/2033 (pre-refunded 2/15/2027)	565,000	577,032
	5.00% due 2/15/2041	680,000	685,971
	5.00% due 2/15/2041 (pre-refunded 2/15/2027)	625,000	646,810
	Illinois Finance Authority (Carle Foundation Obligated Group), Series A, 5.00% due 8/15/2034	1,700,000	1,855,462
	Illinois State University (AG) COP, 5.00% due 4/1/2044	700,000	733,863
	Moultrie Shelby & Coles Counties Community Unit School District No. 300 (BAM) GO, 5.00% due 12/1/2042	1,500,000	1,522,941
	Northeastern Illinois University (BAM) COP, 5.00% due 7/1/2042	1,050,000	1,064,373
	Rock Island County School District No. 41 Milan (AG) GO, Series A, 5.00% due 1/1/2044	415,000	432,483
	Sales Tax Securitization Corp., Series A, 5.00% due 1/1/2029 - 1/1/2037	3,850,000	4,010,933
	Sales Tax Securitization Corp. (BAM), Series A, 5.00% due 1/1/2038	3,075,000	3,175,949
	Sales Tax Securitization Corp. (Green Bond), Series A, 5.00% due 1/1/2044	1,865,000	1,890,164

232 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Intermediate Municipal Fund | September 30, 2025

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE
	Sangamon County School District No. 186 Springfield (BAM) GO, 5.00% due 6/1/2041 - 6/1/2043	$4,500,000	$4,817,114
	Southern Illinois University (BAM),
	Series A,
	4.00% due 4/1/2035	600,000	618,317
	5.00% due 4/1/2037 - 4/1/2042	2,040,000	2,159,122
	State of Illinois GO,
	5.00% due 2/1/2038	1,000,000	1,080,813
	5.50% due 5/1/2039	1,500,000	1,601,948
	Series A,
	5.00% due 12/1/2034 - 3/1/2046	13,310,000	13,922,177
	5.25% due 3/1/2038	300,000	324,575
	Series B,
	4.00% due 11/1/2039	2,455,000	2,328,153
	5.25% due 5/1/2043	3,500,000	3,658,389
	Series C,
	4.00% due 10/1/2041	1,690,000	1,556,845
	5.50% due 10/1/2040	1,000,000	1,082,672
	Series D, 5.00% due 11/1/2027 - 11/1/2028	4,250,000	4,436,042
	Series E, 5.00% due 9/1/2045	3,500,000	3,569,863
	State of Illinois Sales Tax Revenue,
	Series B, 5.00% due 6/15/2030 - 6/15/2032	12,165,000	12,759,113
	Series C, 5.00% due 6/15/2041	600,000	636,461
	Will County School District No. 114 Manhattan (BAM) GO,
	5.25% due 1/1/2040 - 1/1/2041	1,000,000	1,092,832
	5.50% due 1/1/2043	2,000,000	2,199,408
	INDIANA — 3.4%
	City of Indianapolis Department of Public Utilities Water System Revenue, Series B, 5.00% due 10/1/2037	1,000,000	1,012,638
[a]	City of Mount Vernon (Southern Indiana Gas & Electric Co.) AMT, 4.25% due 9/1/2055 (put 9/1/2028)	2,000,000	2,068,858
	City of Whiting (BP Products North America, Inc.; Guaranty: BP plc) AMT,
[a]	4.40% due 11/1/2045 (put 6/10/2031)	1,000,000	1,024,832
[a]	Series A, 5.00% due 12/1/2044 (put 6/5/2026)	1,360,000	1,377,639
	Indiana (Ascension Health Credit Group) HFFA, Series 2001-A-1, 5.00% due 11/15/2036	4,000,000	4,006,556
	Indiana Finance Authority (CWA Authority, Inc.), Series A, 5.00% due 10/1/2035	500,000	555,797
	Indiana Finance Authority (Indiana Masonic Home, Inc. Obligated Group),
	Series B,
	5.00% due 5/1/2040	1,150,000	1,172,045
	5.25% due 5/1/2045	1,255,000	1,267,460
[a]	Indiana Finance Authority (Indiana University Health, Inc. Obligated Group), Series D, 5.00% due 10/1/2054 (put 10/1/2037)	2,000,000	2,200,338
	Indiana Finance Authority (Ohio Valley Electric Corp.), Series A, 4.25% due 11/1/2030	8,000,000	8,190,696
	Indiana Finance Authority (Retirement Living, Inc. Obligated Group), Series A, 5.125% due 3/1/2045	3,210,000	3,223,928
	Indiana Finance Authority (Southern Indiana Gas & Electric Co.) AMT,
[a]	Series A, 4.00% due 3/1/2038 (put 8/1/2028)	1,500,000	1,536,924
[a]	Series B, 4.00% due 5/1/2043 (put 8/1/2028)	2,500,000	2,561,540
	Indiana Housing & Community Development Authority (FHLMC, FNMA, GNMA) (Green Bond), Series B-1, 4.90% due 7/1/2045	2,000,000	2,041,964
	Indiana Municipal Power Agency, Series C, 5.00% due 1/1/2036	1,000,000	1,011,144
	IPS Multi-School Building Corp. (Indianapolis Board of School Commissioners) (State Intercept) (Green Bond), 5.50% due 7/15/2042	1,000,000	1,081,066
	Noblesville Redevelopment Authority, 5.50% due 7/15/2041	1,000,000	1,104,664
	Silver Creek School Building Corp. (State Intercept), 5.25% due 1/15/2042	2,000,000	2,140,362
	IOWA — 2.4%
	City of Bondurant, Series B, 5.00% due 6/1/2044	1,000,000	1,030,196
	County of Polk AMT GO, Series A, 5.00% due 6/1/2043	2,000,000	2,079,846
	Iowa Finance Authority (FHLMC, FNMA, GNMA) (Green Bond), Series C, 4.85% due 7/1/2045	3,500,000	3,542,980
[a]	Iowa Finance Authority (Iowa Fertilizer Co. LLC; Guaranty: OCI NV), 5.00% due 12/1/2050 (pre-refunded 12/1/2032)	3,000,000	3,441,702
	Iowa Finance Authority (Lifespace Communities, Inc. Obligated Group), Series 2024 A&B, 5.00% due 5/15/2044	3,805,000	3,821,852
	Iowa Finance Authority (Pella Regional Health Center Obligated Group), 5.50% due 12/1/2045	1,000,000	1,052,290
	Iowa Finance Authority (Union at Bluffs Run LP) (FNMA), Series 2024-20FN Class PT, 4.65% due 7/1/2043	2,000,000	2,020,188
	Iowa Finance Authority (UnityPoint Health), Series C, 5.00% due 2/15/2030 - 2/15/2032	4,100,000	4,104,157
[a]	PEFA, Inc. (Guaranty: Goldman Sachs Group, Inc.), 5.00% due 9/1/2049 (put 9/1/2026)	5,350,000	5,441,961
	KENTUCKY — 2.8%
[b]	City of Henderson (Guaranty: Pratt Industries, Inc.) AMT, Series B, 4.45% due 1/1/2042	1,000,000	931,342
[a]	County of Trimble (Louisville Gas & Electric Co.) AMT, Series A, 4.70% due 6/1/2054 (put 6/1/2027)	1,250,000	1,265,510
	Kentucky (Baptist Healthcare System Obligated Group) EDFA, Series B, 5.00% due 8/15/2041	5,000,000	5,075,655
	Kentucky Public Energy Authority (Guaranty: Morgan Stanley Group),

See notes to financial statements.	Annual Financial Statements | 233

Schedule of Investments, Continued

Thornburg Intermediate Municipal Fund | September 30, 2025

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE
	Series A-1,
[a]	4.00% due 8/1/2052 (put 8/1/2030)	$1,220,000	$1,248,812
[a]	5.25% due 4/1/2054 (put 2/1/2032)	14,750,000	16,049,888
	Kentucky State Property & Building Commission,
	Series A,
	4.00% due 11/1/2035	1,000,000	1,017,282
	5.25% due 6/1/2039	3,000,000	3,295,809
	Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group), Series A, 4.00% due 10/1/2036	1,800,000	1,769,353
	LOUISIANA — 0.8%
[b]	Louisiana Public Facilities Authority (Acadiana Renaissance Charter Academy), 6.00% due 6/15/2045	3,000,000	3,081,468
	Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group),
	5.00% due 5/15/2036	1,000,000	1,015,291
	Series A, 5.00% due 5/15/2035 - 5/15/2037	1,925,000	2,035,362
	West Baton Rouge Parish School Board (AG), 5.25% due 3/1/2045	1,885,000	2,016,980
	MAINE — 0.0%
	Maine Health & Higher Educational Facilities Authority (AG), Series A, 5.00% due 7/1/2041	350,000	374,584
	MARYLAND — 0.9%
	Maryland Community Development Administration (6301 Central Avenue LLC) (Green Bond) (FNMA), Series C-1, 5.05% due 2/1/2046	5,000,000	5,146,540
	Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center Obligated Group) (AG), 5.00% due 7/1/2045	1,000,000	1,035,493
	Maryland State Transportation Authority Passenger Facility Charge Revenue AMT, 4.00% due 6/1/2035	1,225,000	1,210,447
	State of Maryland Department of Transportation (Maryland Aviation Administration) AMT, Series B, 5.00% due 8/1/2036	2,000,000	2,115,112
	MASSACHUSETTS — 0.5%
[b]	Massachusetts (GingerCare Living, Inc. Obligated Group) DFA, Series 2024B-1, 5.25% due 12/1/2030	3,900,000	3,864,175
	Massachusetts Port Authority AMT, Series C, 5.00% due 7/1/2044	2,000,000	2,021,732
	MICHIGAN — 1.1%
	Detroit City School District (School Building & Site Improvement) (AG, Q-SBLF) GO, Series A, 5.25% due 5/1/2026	3,150,000	3,200,520
	Detroit City School District (School Building & Site) (AG, Q-SBLF) GO, Series A, 5.25% due 5/1/2027	1,100,000	1,147,642
	Kalamazoo Hospital Finance Authority (Bronson Healthcare), Series A, 5.25% due 5/15/2026	40,000	40,070
	Michigan Finance Authority (BHSH System Obligated Group), Series A, 4.00% due 4/15/2042	1,000,000	947,685
	Michigan Finance Authority (Government Loan Program), Series F, 5.00% due 4/1/2026	350,000	350,611
	Michigan Finance Authority (Henry Ford Health System Obligated Group), 4.00% due 11/15/2035	450,000	446,096
	Michigan Finance Authority (Trinity Health Corp. Obligated Group), Series 2016-MI, 5.00% due 12/1/2045	1,100,000	1,104,496
	Michigan State HDA (Green Bond), Series A, 4.85% due 12/1/2045	1,500,000	1,500,688
	Wayne County Airport Authority (AG) AMT, Series B, 5.50% due 12/1/2043	675,000	726,833
	Wayne County Airport Authority (Detroit Metropolitan Wayne County Airport) AMT,
	Series B, 5.50% due 12/1/2043	500,000	537,711
	Series E, 5.00% due 12/1/2038	2,000,000	2,000,600
	MINNESOTA — 0.5%
	City of Coon Rapids (Mississippi View Housing Partners LP) (FNMA), Series M, 5.60% due 12/1/2039	1,488,107	1,592,886
	Dakota County Community Development Agency (Roers Burnsville Affordable Apartments Owner LLC) (FNMA), 4.20% due 5/1/2043	650,000	614,262
	Minneapolis-St Paul Metropolitan Airports Commission AMT, Series B, 5.00% due 1/1/2043	1,280,000	1,311,292
	Minnesota Housing Finance Agency (FHLMC, FNMA, GNMA) (Green Bond), Series F, 4.85% due 7/1/2045	1,500,000	1,507,665
	MISSOURI — 0.3%
[a]	Health & Educational Facilities Authority of the State of Missouri (BJC Healthcare Obligated Group), Series C, 5.00% due 4/1/2059 (put 4/1/2035)	1,000,000	1,147,412
	Missouri Housing Development Commission (FHLMC, FNMA, GNMA), Series C, 4.85% due 11/1/2045	2,000,000	2,025,876
	St. Charles County (Fox Hill Preservation LP) (FNMA, HUD) (Green Bond) IDA, 4.65% due 4/1/2043	500,000	502,774
	MONTANA — 0.2%
	Montana Board of Housing, Series B, 4.80% due 12/1/2043	1,990,000	2,067,296
	NEBRASKA — 0.5%
[a]	Central Plains Energy Project (Guaranty: Bank of Montreal), Series A, 5.00% due 5/1/2054 (put 11/1/2029)	2,000,000	2,116,960
	Central Plains Energy Project (Guaranty: Goldman Sachs Group, Inc.),
[a]	Series 1, 5.00% due 5/1/2053 (put 10/1/2029)	500,000	526,956
	Series A, 5.00% due 9/1/2031	1,000,000	1,069,914
	Nebraska Investment Finance Authority (FHLMC, FNMA, GNMA) (Green Bond), Series C, 5.05% due 9/1/2045	2,000,000	2,070,518
	NEVADA — 0.2%
	City of Las Vegas Special Improvement District No. 814 (Summerlin Village 21 & 24A), 4.00% due 6/1/2039 - 6/1/2044	995,000	851,617
[a]	County of Washoe (Sierra Pacific Power Co.) AMT, Series F, 4.125% due 3/1/2036 (put 10/1/2029)	1,500,000	1,510,506
	NEW JERSEY — 3.8%
	New Jersey (New Jersey Transit Corp.) EDA,
	Series A, 5.25% due 11/1/2042	4,000,000	4,269,888

234 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Intermediate Municipal Fund | September 30, 2025

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE
	Series B, 5.00% due 6/15/2043	$2,000,000	$2,039,028
	New Jersey (School Facilities Construction) (AMBAC) EDA, Series N1, 5.50% due 9/1/2026	3,000,000	3,078,813
	New Jersey (School Facilities Construction) (NPFG) EDA, Series N1, 5.50% due 9/1/2027	1,700,000	1,793,687
	New Jersey (State of New Jersey Department of the Treasury) EDA, Series EEE, 5.00% due 6/15/2043	2,180,000	2,222,139
	New Jersey Health Care Facilities Financing Authority (Virtua Health Obligated Group), 5.00% due 7/1/2027 - 7/1/2028	2,815,000	2,819,654
	New Jersey Higher Education Student Assistance Authority AMT,
	Series A, 5.00% due 12/1/2032	1,500,000	1,616,399
	Series B, 5.00% due 12/1/2032	750,000	808,161
	New Jersey Housing & Mortgage Finance Agency (Green Bond), Series M, 5.05% due 10/1/2045	2,000,000	2,058,392
	New Jersey Transportation Trust Fund Authority,
	Series A, 5.00% due 12/15/2032 - 12/15/2035	5,300,000	5,556,780
	Series AA,
	5.00% due 6/15/2035 - 6/15/2040	1,800,000	1,925,651
	5.25% due 6/15/2043	3,100,000	3,182,184
	Series BB1, 5.00% due 6/15/2034	2,000,000	2,123,176
	New Jersey Transportation Trust Fund Authority (State of New Jersey),
	Series BB, 5.00% due 6/15/2044	1,000,000	1,011,780
	Series CC, 5.00% due 6/15/2040	2,000,000	2,128,118
	New Jersey Transportation Trust Fund Authority (Transportation Program Bonds), Series CC, 5.00% due 6/15/2042	3,750,000	3,936,821
	New Jersey Transportation Trust Fund Authority (Transportation System), Series A, 5.00% due 12/15/2039	1,500,000	1,565,057
	NEW MEXICO — 1.4%
	Albuquerque Municipal School District No. 12 (State Aid Withholding) GO, Series A, 5.00% due 8/1/2035	500,000	547,977
[a]	City of Farmington (Public Service Co. of New Mexico), Series E, 3.875% due 6/1/2040 (put 6/1/2029)	2,265,000	2,313,809
	City of Rio Rancho (GRT), 5.00% due 6/1/2043 - 6/1/2044	3,350,000	3,529,838
	City of Santa Fe (El Castillo Retirement Residences Obligated Group), 4.50% due 5/15/2027	680,000	680,166
	New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group),
	Series A, 5.00% due 7/1/2033	360,000	359,997
	Series LA, 5.00% due 7/1/2032	575,000	575,678
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group), Series A, 5.00% due 8/1/2044	2,250,000	2,275,958
	New Mexico Institute of Mining & Technology (Campus Buildings Acquisition & Improvements) (AG), 4.00% due 12/1/2035 - 12/1/2036	1,210,000	1,221,878
	New Mexico Mortgage Finance Authority (FHLMC, FNMA, GNMA),
	Series A Class I, 4.55% due 9/1/2045	1,595,000	1,563,953
	Series C, 4.95% due 9/1/2045	1,000,000	1,015,754
	Village of Los Ranchos de Albuquerque (Albuquerque Academy), 4.00% due 9/1/2040	825,000	792,779
	NEW YORK — 4.6%
	City of Long Beach (BAM) GO, Series B, 5.25% due 7/15/2042	1,000,000	1,053,978
	City of New York (City Budget Financial Management) GO, Series J, 5.00% due 8/1/2030	5,000	5,008
	City of New York GO,
	Series D-1, 5.25% due 5/1/2040 - 5/1/2041	2,500,000	2,690,283
	Series G-1, 5.00% due 2/1/2042 - 2/1/2044	2,475,000	2,637,005
	Dutchess County Local Development Corp. (Tompkins Terrace Housing LP) (FNMA) (Green Bond), 5.00% due 10/1/2040	3,100,000	3,273,591
	Metropolitan Transportation Authority,
	Series D, 5.00% due 11/15/2030 - 11/15/2035	8,295,000	8,497,180
	Series D-1, 5.00% due 11/15/2031	2,285,000	2,290,697
	Metropolitan Transportation Authority (Green Bond), Series A1, 5.00% due 11/15/2035 - 11/15/2036	1,820,000	1,847,505
	New York City Housing Development Corp. (HUD) (Green Bond), Series B-1, 5.05% due 11/1/2043	4,250,000	4,366,679
	New York City Transitional Finance Authority (New York City Transitional Finance Authority Future Tax Secured Revenue), Series A, 5.00% due 5/1/2045	2,000,000	2,115,810
	New York City Transitional Finance Authority Building Aid Revenue (State Aid Withholding), Series S1A, 4.00% due 7/15/2036	2,000,000	2,049,146
	New York City Transitional Finance Authority Future Tax Secured Revenue,
	Series A, 5.00% due 11/1/2036	1,230,000	1,324,236
	Series A1, 5.00% due 8/1/2038	400,000	415,546
	Series E-1, 5.00% due 2/1/2040	2,000,000	2,033,448
	New York State Dormitory (Roswell Park Cancer Institute Corp. Obligated Group) (AG), Series A, 5.25% due 7/1/2044 - 7/1/2045	920,000	976,627
	New York State Dormitory Authority (AG, State Aid Withholding), Series A, 5.00% due 10/1/2038 - 10/1/2039	1,250,000	1,357,501
	New York State Dormitory Authority (State of New York Personal Income Tax Revenue), Series A, 4.00% due 2/15/2034	1,490,000	1,504,909
	New York State Thruway Authority (State of New York Personal Income Tax Revenue),
	5.00% due 3/15/2041	1,500,000	1,607,972
	Series A, 5.00% due 3/15/2046	750,000	778,816
	New York State Urban Development Corp. (State of New York Personal Income Tax Revenue), Series A, 5.00% due 3/15/2041 - 3/15/2042	4,300,000	4,523,580
	New York Transportation Development Corp. (Laguardia Gateway Partners LLC) AMT, Series A-P3, 5.00% due 7/1/2046	1,000,000	995,977
	Port Authority of New York & New Jersey AMT,
	5.00% due 4/15/2037	1,500,000	1,522,521

See notes to financial statements.	Annual Financial Statements | 235

Schedule of Investments, Continued

Thornburg Intermediate Municipal Fund | September 30, 2025

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE
	Series 207, 5.00% due 9/15/2030	$1,400,000	$1,460,371
	State of New York Mortgage Agency (SONYMA) (Green Bond) AMT, Series 253, 4.70% due 10/1/2038	945,000	972,864
	Triborough Bridge & Tunnel Authority, Series D, 5.00% due 11/15/2033	250,000	277,005
	Westchester County Local Development Corp. (Miriam Osborn Memorial Home Association Obligated Group), 5.00% due 7/1/2029	250,000	257,802
	NORTH CAROLINA — 0.9%
	Charlotte-Mecklenburg Hospital Authority (Carolinas HealthCare System), Series A, 5.00% due 1/15/2028	2,190,000	2,193,773
	Greater Asheville Regional Airport Authority (AG) AMT, 5.25% due 7/1/2042 - 7/1/2043	1,435,000	1,485,977
	Inlivian, Series A, 5.05% due 2/1/2043	1,625,000	1,738,386
	Nash Health Care Systems, 5.00% due 2/1/2045	875,000	892,307
	North Carolina Medical Care Commission (Maryfield, Inc. Obligated Group),
[c]	5.00% due 10/1/2036	245,000	256,501
[c]	5.375% due 10/1/2045	810,000	819,024
	North Carolina Medical Care Commission (Penick Village Obligated Group), Series A, 5.50% due 9/1/2044	1,380,000	1,389,210
	North Carolina Medical Care Commission (Plantation Village Obligated Group), Series A, 4.00% due 1/1/2041	1,020,000	920,152
	NORTH DAKOTA — 0.8%
	North Dakota Housing Finance Agency (Green Bond),
	Series A,
	4.70% due 7/1/2040	1,500,000	1,530,901
	4.94% due 7/1/2045	7,500,000	7,654,620
	OHIO — 1.5%
	City of Cleveland GO, 5.00% due 12/1/2026	15,000	15,026
	Cleveland State University (BAM), Series C, 5.00% due 6/1/2041	2,830,000	3,033,607
	Columbus Regional Airport Authority AMT, Series A, 5.25% due 1/1/2045	1,750,000	1,825,894
	Columbus-Franklin County Finance Authority, Series A, 5.125% due 1/1/2044	1,000,000	1,040,214
	Columbus-Franklin County Finance Authority (FNMA), Series A, 4.46% due 11/1/2044	1,000,000	973,264
	Columbus-Franklin County Finance Authority (Meadow Creek Apartments LP) (FNMA), 4.82% due 11/1/2043	1,850,000	1,920,267
	County of Allen Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.), Series A, 5.00% due 8/1/2042	1,400,000	1,413,501
	County of Hamilton (Life Enriching Communities Obligated Group), 5.25% due 1/1/2035 - 1/1/2045	1,200,000	1,261,099
	Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group), 5.25% due 1/1/2037	840,000	889,382
	Ohio Housing Finance Agency (FHLMC, FNMA, GNMA) (Green Bond), Series B, 4.80% due 9/1/2043	905,000	920,160
	Ohio Housing Finance Agency (Yorktown Preservation LLC) (FNMA, HUD), 4.55% due 4/1/2041	2,090,000	2,094,361
	Polaris Career Center COP, 5.00% due 11/1/2041	1,150,000	1,150,822
	OKLAHOMA — 0.5%
	Clinton Public Works Authority, 5.00% due 10/1/2039	3,335,000	3,463,441
	Love County Educational Facilities Authority (Love County ISD No. 4 Thackerville), 4.75% due 9/1/2037	1,135,000	1,153,925
	Mcintosh County Educational Facilities Authority (District No. 1 Eufaula) ISD, 5.00% due 9/1/2039 - 9/1/2041	1,200,000	1,226,876
	OREGON — 0.1%
	Salem Hospital Facility Authority (Capital Manor, Inc. Obligated Group), 4.00% due 5/15/2040	500,000	443,320
	PENNSYLVANIA — 6.4%
	Allegheny County Airport Authority (AG) AMT, Series A, 5.25% due 1/1/2044 - 1/1/2045	3,825,000	4,030,831
	City of Philadelphia (Pennsylvania Gas Works), Series 14, 5.00% due 10/1/2034	500,000	508,061
	City of Philadelphia (Philadelphia Gas Works), Series 15, 5.00% due 8/1/2042	2,000,000	2,015,608
	City of Philadelphia Airport Revenue (AG) AMT, 4.00% due 7/1/2041	2,000,000	1,877,366
	City of Philadelphia Airport Revenue AMT,
	5.00% due 7/1/2036	1,610,000	1,701,487
	Series B,
	5.00% due 7/1/2033 - 7/1/2042	9,150,000	9,303,849
	5.25% due 7/1/2045	855,000	894,652
	Series C, 5.00% due 7/1/2032	1,380,000	1,483,638
	City of Philadelphia Municipal Authority (Juvenile Justice Services Center), 5.00% due 4/1/2038	1,360,000	1,388,865
	City of Philadelphia Water & Wastewater Revenue, Series A, 5.00% due 11/1/2045	1,050,000	1,075,413
	County of Luzerne (AG) GO, Series A, 5.00% due 11/15/2029	3,000,000	3,005,856
	Geisinger Authority (Kaiser Obligated Group),
	Series A-1, 5.00% due 2/15/2045	2,000,000	2,012,560
	Series A-2, 5.00% due 2/15/2039	1,100,000	1,109,475
	Monroeville Financing Authority (University of Pittsburgh Medical Center), 5.00% due 2/15/2026	1,490,000	1,501,646
	Montgomery County (ACTS Retirement-Life Communities, Inc. Obligated Group) IDA, Series C, 5.00% due 11/15/2045	2,000,000	1,965,898
[a]	Montgomery County (Constellation Energy Generation LLC) IDA AMT, Series C, 4.45% due 10/1/2034 (put 4/3/2028)	1,000,000	1,022,091
	Pennsylvania (Pennsylvania Department of Transportation) EDFA AMT, 5.50% due 6/30/2043	6,000,000	6,281,388
	Pennsylvania (Presbyterian Homes Obligated Group) EDFA,
	Series B-2,
	5.00% due 7/1/2042	1,250,000	1,261,706

236 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Intermediate Municipal Fund | September 30, 2025

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE
	5.25% due 7/1/2046	$1,500,000	$1,513,882
	Pennsylvania (UPMC Obligated Group) EDFA,
	Series A,
	4.00% due 10/15/2037	1,000,000	981,286
	5.00% due 2/15/2036	1,000,000	1,074,956
	Series B, 5.00% due 5/15/2039	1,000,000	1,060,615
[a]	Pennsylvania (Waste Management, Inc.; Guaranty: Waste Management Holdings) EDFA AMT, Series A, 4.00% due 6/1/2041 (put 7/1/2026)	3,000,000	3,007,560
	Pennsylvania Housing Finance Agency (Cambridge Community Partners LP) (FNMA, HUD) (Green Bond), Series A, 5.55% due 11/1/2042	1,100,000	1,213,927
	Pennsylvania Housing Finance Agency (Green Bond),
	Series 148A, 3.95% due 10/1/2036	990,000	979,500
	Series 149A, 4.75% due 10/1/2040	1,580,000	1,616,443
	Pennsylvania Housing Finance Agency (Green Bond) AMT, 5.00% due 4/1/2027	1,500,000	1,540,318
	Pennsylvania State Public School Building Authority (Philadelphia School District) (AG, State Aid Withholding), Series B, 5.00% due 6/1/2027	5,000,000	5,215,785
	Pennsylvania Turnpike Commission, Series 2, 5.00% due 12/1/2036	1,150,000	1,190,564
	Philadelphia Municipal Authority (Juvenile Justice Services Center), 5.00% due 4/1/2034 - 4/1/2036	3,525,000	3,614,498
	School District of Philadelphia (State Aid Withholding) GO, Series A, 5.00% due 9/1/2044	1,250,000	1,268,873
	State Public School Building Authority (School District of Philadelphia) (AG, State Aid Withholding), Series A, 5.00% due 6/1/2032	3,500,000	3,572,894
	RHODE ISLAND — 0.4%
	Rhode Island Housing & Mortgage Finance Corp. (FNMA), Series A, 4.80% due 6/1/2043	2,500,000	2,569,900
	Rhode Island Housing & Mortgage Finance Corp. (GNMA) (Green Bond), Series 81-A, 5.25% due 10/1/2043	2,000,000	2,094,046
	SOUTH CAROLINA — 2.2%
[a]	Patriots Energy Group Financing Agency (Guaranty: Royal Bank of Canada), Series B-1, 5.25% due 2/1/2054 (put 3/1/2031)	6,000,000	6,209,526
[a]	Patriots Energy Group Financing Agency (Guaranty: Sumitomo Mitsui Banking Corp.), Series A1, 5.25% due 10/1/2054 (put 8/1/2031)	9,500,000	10,330,072
[a]	South Carolina Jobs-EDA (Guaranty: International Paper Co.) AMT, Series A, 4.00% due 4/1/2033 (put 4/1/2026)	2,000,000	2,003,566
	South Carolina Jobs-EDA (McLeod Health Obligated Group), 5.00% due 11/1/2043	2,300,000	2,323,550
	South Carolina State Housing Finance & Development Authority (FHLMC, FNMA, GNMA), Series B, 4.875% due 7/1/2045	2,000,000	2,034,478
	South Carolina State Housing Finance & Development Authority (Hallmark Settlement Manor LP) (FNMA), Series 2025A, 4.80% due 5/1/2043	1,000,000	1,029,304
	SOUTH DAKOTA — 0.3%
	South Dakota HDA (FHLMC, FNMA, GNMA), Series C, 5.00% due 11/1/2045	3,000,000	3,067,320
	TENNESSEE — 3.1%
	Health & Educational Facilities Board of The Metropolitan Government of Nashville, Series 2024-11FN Class PT, 4.80% due 7/1/2043	3,000,000	2,996,685
	Knox County Health Educational & Housing Facility Board (Provident Group - UTK Properties LLC) (BAM), Series A-1, 5.00% due 7/1/2044	425,000	436,178
	Knox County Health Educational & Housing Facility Board (Village at Inskip LP) (FNMA), Series A, 4.625% due 12/1/2043	1,500,000	1,489,401
	Memphis-Shelby County Airport Authority AMT,
	5.00% due 7/1/2043	1,000,000	1,002,737
	Series A, 5.00% due 7/1/2045	1,025,000	1,035,334
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Series A, 5.10% due 7/1/2044	1,625,000	1,713,152
	Shelby County Health Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare) (AG), Series A, 5.00% due 6/1/2035	1,500,000	1,659,801
	Shelby County Health Educational & Housing Facility Board (Methodist Le Bonheur Healthcare), Series A, 5.00% due 5/1/2036	1,000,000	1,023,133
[a]	Tennergy Corp. (Guaranty: Morgan Stanley Group), Series A, 4.00% due 12/1/2051 (put 9/1/2028)	2,000,000	2,041,008
	Tennessee (FHLMC, FNMA, GNMA) (Green Bond) HDA,
	Series 1A, 4.90% due 7/1/2045	1,000,000	1,015,179
	Series 3A, 5.20% due 7/1/2043	1,975,000	2,050,202
[a]	Tennessee Energy Acquisition Corp. (Guaranty: Goldman Sachs Group, Inc.), Series A-1, 5.00% due 5/1/2053 (put 5/1/2028)	5,000,000	5,204,435
[a]	Tennessee Energy Acquisition Corp. (Tennessee Energy Acquisition Corp.; Guaranty: Goldman Sachs Group, Inc.), Series A, 5.00% due
	5/1/2052 (put 11/1/2031)	11,785,000	12,672,411
	TEXAS — 8.0%
	Agua Dulce (PSF-GTD) ISD GO, 5.00% due 8/15/2045	650,000	682,079
	Athens (PSF-GTD) ISD GO, 5.00% due 2/15/2046	2,000,000	2,108,242
	Bexar Management & Development Corp. (Oso Apartments Ltd.) (FNMA), 4.61% due 7/1/2044	1,000,000	1,004,396
	City of Austin Airport System Revenue AMT, 5.00% due 11/15/2038 - 11/15/2042	4,740,000	4,901,086
	City of Dallas Housing Finance Corp.,
	Series 2025-04FN Class PT, 4.625% due 10/1/2043	2,000,000	2,003,102
	Series A, 5.00% due 3/1/2044	1,000,000	1,018,369
	City of Houston Airport System Revenue AMT,
	Series A,
	5.00% due 7/1/2033 - 7/1/2036	2,750,000	2,884,599
	5.50% due 7/1/2045	1,000,000	1,069,394
	City of Kyle (CTFS Obligation) (AG) GO, 5.00% due 8/15/2045	500,000	517,568
	City of Port Arthur (CTFS Obligation) (BAM) GO, 5.00% due 2/15/2044	445,000	457,813
	City of San Antonio (Public Facilities Corp.), 5.00% due 9/15/2040	2,000,000	2,150,520
	City of San Antonio Electric & Gas Systems Revenue, Series A, 5.00% due 2/1/2046	3,500,000	3,585,130

See notes to financial statements.	Annual Financial Statements | 237

Schedule of Investments, Continued

Thornburg Intermediate Municipal Fund | September 30, 2025

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE
	County of Bexar GO, 4.00% due 6/15/2036	$1,000,000	$1,003,938
	Dallas College GO, 5.00% due 2/15/2037	715,000	715,878
	Gainesville (PSF-GTD) ISD GO, 5.25% due 2/15/2046	800,000	864,703
	Grand Parkway Transportation Corp., Series A, 5.00% due 10/1/2043	1,875,000	1,912,446
	Greater Texas Cultural Education Facilities Finance Corp. (County of Fort Bend), Series A, 5.00% due 3/1/2034	1,185,000	1,303,412
	Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group), 5.00% due 7/1/2040	5,000,000	5,065,575
	Harris County Hospital District GO, 5.00% due 2/15/2046	2,500,000	2,597,832
	Lower Colorado River Authority (LCRA Transmission Services Corp.),
	5.00% due 5/15/2039 - 5/15/2046	4,130,000	4,189,684
	Series A,
	5.00% due 5/15/2039	500,000	527,546
	5.25% due 5/15/2042	1,410,000	1,505,616
	Matagorda County Navigation District No. 1 (AEP Texas, Inc.) AMT, 4.25% due 5/1/2030	2,000,000	2,046,494
	Memorial City Redevelopment Authority (Houston Reinvestment Zone No. 17) (AG), 5.00% due 9/1/2045	1,200,000	1,234,765
[a]	Mission Economic Development Corp. (Republic Services, Inc.) AMT, 4.00% due 6/1/2054 (put 6/1/2034)	1,545,000	1,545,910
[a]	Mission Economic Development Corp. (Waste Management, Inc.) AMT, Series A, 3.80% due 5/1/2046 (put 12/1/2025)	2,400,000	2,400,000
	New Hope Cultural Education Facilities Finance Corp. (Westminster Manor Obligated Group), 5.00% due 11/1/2040	2,000,000	2,058,728
	Newark Higher Education Finance Corp. (Hughen Center, Inc.) (PSF-GTD), Series A, 5.00% due 8/15/2042	600,000	620,328
	North Texas Tollway Authority (North Texas Tollway System), Series A, 4.125% due 1/1/2040	1,500,000	1,487,312
	Northwest (PSF-GTD) ISD GO, 5.00% due 2/15/2042	1,730,000	1,838,993
	San Marcos Consolidated (PSF-GTD) ISD GO, 5.00% due 8/15/2042	1,250,000	1,329,964
	Somerville (PSF-GTD) ISD GO, 5.25% due 2/15/2042	1,635,000	1,795,402
	Springtown (PSF-GTD) ISD GO, 5.00% due 2/15/2046	1,500,000	1,581,292
	Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health Obligated Group), Series A, 4.00% due 11/15/2036	1,000,000	1,000,319
	Tarrant County Cultural Education Facilities Finance Corp. (Christus Health Obligated Group),
[a]	Series A, 5.00% due 7/1/2053 (put 7/1/2032)	2,000,000	2,188,850
	Series B, 5.00% due 7/1/2033 - 7/1/2036	4,185,000	4,385,772
	Tarrant County Cultural Education Facilities Finance Corp. (Cook Children’s Medical Center Obligated Group), 5.00% due 12/1/2045	1,150,000	1,202,775
	Tarrant County Cultural Education Facilities Finance Corp. (Cumberland Rest, Inc. Obligated Group), 5.00% due 10/1/2034 - 10/1/2044	3,680,000	3,896,027
	Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas Obligated Group), 5.00% due 10/1/2040	3,520,000	3,732,235
[a]	Texas Municipal Gas Acquisition & Supply Corp. IV (Guaranty: BP plc), Series B, 5.50% due 1/1/2054 (put 1/1/2034)	6,000,000	6,662,478
	Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC) AMT, 5.50% due 6/30/2043	1,150,000	1,181,684
	Texas Public Finance Authority (Texas Southern University) (BAM), 5.25% due 5/1/2040	500,000	544,457
	Texas State Technical College (AG), Series A, 5.50% due 8/1/2042	2,000,000	2,178,584
	Waco Educational Finance Corp. (Baylor University Issue), 4.00% due 3/1/2041	850,000	797,524
	UTAH — 1.5%
	City of Salt Lake City Airport Revenue AMT,
	Series A,
	5.00% due 7/1/2030 - 7/1/2042	6,975,000	7,122,820
	5.25% due 7/1/2040 - 7/1/2045	6,530,000	6,860,712
	Utah Charter School Finance Authority (Summit Academy, Inc.), Series A, 5.00% due 4/15/2039	500,000	515,731
	Utah Housing Corp. (FNMA), Series A, 4.69% due 2/1/2045	1,000,000	999,466
	Utah Telecommunication Open Infrastructure Agency, 5.50% due 6/1/2040	500,000	554,124
	VIRGINIA — 1.3%
	Virginia HDA,
	Series F,
	4.95% due 7/1/2045	500,000	505,070
	5.00% due 7/1/2045	3,000,000	3,073,047
	Virginia Small Business Financing Authority (Bon Secours Mercy Health, Inc.), Series A, 5.00% due 10/1/2041 - 10/1/2042	1,010,000	1,048,899
	Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group), Series A, 5.00% due 1/1/2029	850,000	902,522
[a]	Wise County (Virginia Electric & Power Co.) IDA, Series A, 3.80% due 11/1/2040 (put 5/28/2027)	8,790,000	8,923,643
	WASHINGTON — 1.5%
	Clark County Public Utility District No. 1, 5.00% due 1/1/2040 - 1/1/2041	1,000,000	1,051,664
	Port of Seattle AMT, 5.00% due 4/1/2036	1,000,000	1,035,260
	State of Washington GO,
	Series 2021A, 5.00% due 6/1/2040	2,225,000	2,362,476
	Series B, 5.00% due 6/1/2041	1,000,000	1,029,481
	Washington State Housing Finance Commission, Series 1N, 5.00% due 12/1/2045	2,000,000	2,052,758
	Washington State Housing Finance Commission (Camas Flats Oak Harbor 1 LLLP) (FNMA), Series A FN, 4.55% due 8/1/2043	1,000,000	986,690
	Washington State Housing Finance Commission (Eastside Retirement Association Obligated Group), Series A, 5.00% due 7/1/2043	3,000,000	2,984,430
[b,c]	Washington State Housing Finance Commission (Josephine Caring Community Obligated Group), Series A, 6.25% due 7/1/2046	4,000,000	3,981,968
[b]	Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences), 5.875% due 7/1/2043	1,000,000	1,061,038

238 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Intermediate Municipal Fund | September 30, 2025

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE

	WEST VIRGINIA — 0.2%
	Morgantown Utility Board, Inc. (AG), Series A, 5.00% due 12/1/2041	$2,000,000	$2,022,352
	WISCONSIN — 3.4%
	Public Finance Authority (National Senior Communities Obligated Group), 4.00% due 1/1/2028 - 1/1/2042	5,235,000	5,270,782
[b]	Public Finance Authority (Penick Village Obligated Group), 5.00% due 9/1/2039	770,000	770,629
	Public Finance Authority (Texas Biomedical Research Institute), Series A, 4.00% due 6/1/2040 - 6/1/2041	525,000	443,777
	Public Finance Authority (WakeMed Obligated Group), Series A 5.00% due 10/1/2044	6,900,000	6,933,313
	Racine (AG) USD GO,
	5.00% due 4/1/2039	1,640,000	1,744,648
	5.00% due 4/1/2039 - 4/1/2042 (pre-refunded 4/1/2031)	695,000	782,413
	Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group), Series A, 4.50% due 11/15/2039	500,000	501,247
	Wisconsin Health & Educational Facilities Authority (Ascension Health), Series A, 5.00% due 11/15/2036	2,380,000	2,393,928
	Wisconsin Health & Educational Facilities Authority (Fort Healthcare, Inc. Obligated Group), Series A, 5.00% due 10/1/2038	715,000	757,430
	Wisconsin Health & Educational Facilities Authority (Hospital Sisters Services Obligated Group) (AG), Series A, 5.25% due 8/15/2045	4,850,000	5,179,897
	Wisconsin Housing & EDA Home Ownership Revenue (FHLMC, FNMA, GNMA) (Green Bond), Series C, 4.50% due 9/1/2044	12,690,000	12,540,499
	TOTAL LONG-TERM MUNICIPAL BONDS — 94.9% (Cost $1,010,784,625)		1,040,953,871

	SHORT-TERM INVESTMENTS — 4.1%
	MUNICIPAL BONDS — 4.1%

	ARIZONA — 0.2%
[a]	Arizona (Banner Health Obligated Group; LOC Bank of America NA) HFA, Series C-RMK 3.70% due 1/1/2046 (put 10/1/2025)	2,595,000	2,595,000
	COLORADO — 0.4%
[a]	Colorado (Children’s Hospital Colorado Obligated Group; LOC TD Bank NA) HFA, Series A, 3.70% due 12/1/2052 (put 10/1/2025)	4,260,000	4,260,000
	FLORIDA — 0.1%
[a]	Hillsborough County (BayCare Obligated Group; LOC TD Bank NA) IDA, Series D, 3.60% due 11/15/2042 (put 10/1/2025)	1,515,000	1,515,000
	NEW YORK — 0.6%
[a]	Metropolitan Transportation Authority (LOC Barclays Bank plc), Series E 1, 3.85% due 11/15/2050 (put 10/1/2025)	7,000,000	7,000,000
	NORTH CAROLINA — 0.1%
[a]	Charlotte-Mecklenburg Hospital Authority (Atrium Health Obligated Group; SPA JP Morgan Chase Bank NA), Series B, 3.70% due 1/15/2038 (put 10/1/2025)	895,000	895,000
	OHIO — 1.4%
[a]	Ohio Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group; SPA Barclays Bank plc), 3.80% due 1/1/2043 (put 10/1/2025)	12,995,000	12,995,000
[a]	State of Ohio (University Hospitals Health System, Inc. Obligated Group; LOC PNC Bank NA), Series A, 3.80% due 1/15/2046 (put 10/1/2025)	2,525,000	2,525,000
	TEXAS — 1.3%
[a]	Gulf Coast (Exxon Mobil Corp.) IDA, 3.70% due 11/1/2041 (put 10/1/2025)	7,000,000	7,000,000
[a]	Port of Port Arthur Navigation District (Motiva Enterprises LLC), 3.85% due 4/1/2040 (put 10/1/2025)	6,685,000	6,685,000
	TOTAL MUNICIPAL BONDS — 4.1% (Cost $45,470,000)		45,470,000

	MUTUAL FUND — 0.0%
[d]	State Street Institutional Treasury Money Market Fund, Premier Class, 4.06%	9,156	9,156
	TOTAL MUTUAL FUND — 0.0% (Cost $9,156)		9,156
	TOTAL SHORT-TERM INVESTMENTS — 4.1% (Cost $45,479,156)		45,479,156

	TOTAL INVESTMENTS — 99.0% (Cost $1,056,263,781)		$1,086,433,027

	OTHER ASSETS LESS LIABILITIES — 1.0%		10,937,083

	NET ASSETS — 100.0%		$1,097,370,110

See notes to financial statements.	Annual Financial Statements | 239

Schedule of Investments, Continued

Thornburg Intermediate Municipal Fund | September 30, 2025

Footnote Legend

a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on September 30, 2025.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025, the aggregate value of these securities in the Fund’s portfolio was $17,766,569, representing 1.62% of the Fund’s net assets.

c	When-issued security.

d	Rate represents the money market fund annualized seven-day yield at September 30, 2025.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AG	Insured by Assured Guaranty, Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
DFA	Development Finance Authority/Agency
EDA	Economic Development Authority
EDFA	Economic Development Financing Authority
FHLMC	Collateralized by Federal Home Loan Mortgage Corp.
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
GRT	Gross Receipts Tax
HDA	Housing Development Authority
HFA	Health Facilities Authority
HFFA	Health Facilities Financing Authority
HUD	Insured by Housing and Urban Development
IDA	Industrial Development Authority/Agency
ISD	Independent School District
LOC	Letter of Credit
NPFG	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Guaranteed by Permanent School Fund
Q-SBLF	Insured by Qualified School Bond Loan Fund
SONYMA	State of New York Mortgage Agency
SPA	Stand-by Purchase Agreement
USD	Unified School District

240 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments
Thornburg Strategic Municipal Income Fund | September 30, 2025

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	LONG-TERM MUNICIPAL BONDS — 94.0%

	ALABAMA — 4.0%
	Alabama Community College System (BAM), 5.125% due 10/1/2055	$2,000,000	$2,064,926
	Alabama Housing Finance Authority (FHLMC, FNMA, GNMA), Series B, 5.05% due 10/1/2045	1,000,000	1,029,529
	Alabama Housing Finance Authority (TBG Southtown Senior LP) (FNMA) (Green Bond), Series 2023-04FN Class PT, 5.23% due 10/1/2041	1,500,000	1,587,258
a	Black Belt Energy Gas District (Guaranty: BP plc), Series D, 5.00% due 3/1/2055 (put 11/1/2034)	2,000,000	2,167,962
	Homewood Educational Building Authority (CHF - Horizons II LLC), Series C, 5.00% due 10/1/2056	500,000	473,010
	Mobile County (AM/NS Calvert LLC; Guaranty: Arcelormittal SA) IDA AMT, Series A, 5.00% due 6/1/2054	1,250,000	1,196,067
a	Southeast Alabama Gas Supply District (Guaranty: Pacific Life Insurance Co.), Series A, 5.00% due 8/1/2054 (put 4/1/2032)	1,000,000	1,072,658
	Southeast Energy Authority A Cooperative District (Guaranty: Deutsche Bank AG), Series A, 5.00% due 11/1/2034 - 11/1/2035	3,210,000	3,410,667
a	Southeast Energy Authority A Cooperative District (Guaranty: Morgan Stanley Group), Series A-1, 5.50% due 1/1/2053 (put 12/1/2029)	1,000,000	1,085,139
a	Southeast Energy Authority A Cooperative District (Guaranty: Royal Bank of Canada), Series B, 5.00% due 1/1/2054 (put 6/1/2030)	1,000,000	1,072,829
	ARIZONA — 3.4%
	Arizona (FHLMC, FNMA, GNMA) IDA, Series A, 5.15% due 10/1/2053	370,000	380,100
	Chandler (Intel Corp.) IDA AMT,
a	4.10% due 12/1/2037 (put 6/15/2028)	850,000	856,694
a	Series 2022-2, 5.00% due 9/1/2052 (put 9/1/2027)	3,135,000	3,193,255
	City of Phoenix Civic Improvement Corp. (Phoenix Airport Revenue) AMT, Series A, 5.00% due 7/1/2042	1,750,000	1,764,583
a	Coconino County Pollution Control Corp. (Nevada Power Co.) AMT, Series A, 4.125% due 9/1/2032 (put 3/31/2026)	1,065,000	1,068,399
a	Maricopa County (Banner Health Obligated Group) IDA, Series A-3, 5.00% due 1/1/2053 (put 11/1/2030)	1,000,000	1,094,687
	Maricopa County (Legacy Traditional School Obligated Group) IDA, Series A, 5.25% due 7/1/2055	850,000	818,504
a	Maricopa County Pollution Control Corp. (Public Service Co. of New Mexico), Series A, 0.875% due 6/1/2043 (put 10/1/2026)	3,000,000	2,932,194
	Yavapai County (Waste Management, Inc.) IDA AMT, 1.30% due 6/1/2027	1,000,000	957,169
	CALIFORNIA — 5.1%
	Benicia (Benicia High School) (AG) USD GO, Series C, Zero Coupon due 8/1/2026	830,000	804,545
	California (Children’s Hospital Los Angeles) HFFA, Series A, 5.00% due 8/15/2032	350,000	357,212
	California (Community Program Developmental Disabilities) (California Mtg Insurance) HFFA, Series A, 6.25% due 2/1/2026	425,000	426,301
a	California Community Choice Financing Authority (Guaranty: Deutsche Bank AG) (Green Bond), Series C, 5.25% due 1/1/2054 (put 10/1/2031)	4,200,000	4,456,624
a	California Community Choice Financing Authority (Guaranty: Morgan Stanley Group) (Green Bond), Series B-1, 4.00% due 2/1/2052 (put 8/1/2031)	1,000,000	1,022,939
	California Municipal Finance Authority (Biola University), 5.00% due 10/1/2027	430,000	447,402
	California Municipal Finance Authority (Greenfield Commons Eah LP) (FNMA) (Green Bond), Series A, 5.28% due 9/1/2046	1,400,000	1,501,969
b	California Pollution Control Financing Authority (Poseidon Resources (Channelside) LP Desalination Project) AMT, 5.00% due 11/21/2045	1,000,000	980,305
a	California Pollution Control Financing Authority (Waste Management, Inc.) AMT, Series A, 4.25% due 11/1/2038 (put 7/2/2029)	1,250,000	1,275,540
	California Statewide Communities Development Authority (Methodist Hospital of Southern California Obligated Group), 5.00% due 1/1/2030	175,000	185,277
	City of Rialto (Community Facilities District No. 2020-1), 5.125% due 9/1/2055	1,000,000	1,009,410
	County of El Dorado (El Dorado Hills Development-Community Facilities), 5.00% due 9/1/2026	625,000	626,194
	Lammersville Joint (Community Facilities Dist No. 2024-1) USD, 5.125% due 9/1/2050	765,000	774,187
	Moreno Valley Community Facilities District (Community Facilities District No. 2022-1) USD,
	5.00% due 9/1/2040 - 9/1/2045	860,000	874,961
	5.125% due 9/1/2050	665,000	674,720
	M-S-R Energy Authority (Guaranty: Citigroup Global Markets), Series A, 6.50% due 11/1/2039	1,245,000	1,515,294
	Norman Y Mineta San Jose International Airport SJC AMT, Series A, 5.00% due 3/1/2047	550,000	550,009
	San Diego County Regional Airport Authority AMT, Series B, 5.00% due 7/1/2049	1,000,000	1,005,719
	Union Elementary School District (Santa Clara County District Schools) (NPFG) GO, Series D, Zero Coupon due 9/1/2027	905,000	868,433
	COLORADO — 3.3%
	City & County of Denver Airport System Revenue AMT,
	Series A,
	5.00% due 11/15/2036 - 12/1/2048	4,065,000	4,158,573
	5.25% due 12/1/2043	150,000	152,389
	Colorado (CommonSpirit Health Obligated Group) HFA,
	5.50% due 11/1/2047	1,000,000	1,041,934
	Series A-2, 5.00% due 8/1/2044	1,600,000	1,612,690
	Colorado (Sanford Obligated Group) HFA, Series A, 5.00% due 11/1/2044	1,000,000	1,008,057
	Colorado Educational & Cultural Facilities Authority (Addenbrooke Classical Academy, Inc.) (BAM, State Aid Withholding), Series A, 5.00% due 6/1/2050	500,000	506,647
	Colorado Educational & Cultural Facilities Authority (Roosevelt Charter Academy) (BAM), Series A, 5.00% due 7/1/2055	575,000	584,856
	Public Authority for Colorado Energy (Natural Gas Purchase; Guaranty: Merrill Lynch & Co.), 6.50% due 11/15/2038	260,000	310,497
	Regional Transportation District (Denver Transit Partners LLC), Series A, 5.00% due 7/15/2032	1,215,000	1,306,394
	STC Metropolitan District No. 2 (AG) GO, Series A, 5.00% due 12/1/2055	750,000	762,976
	Village Metropolitan District GO, 5.00% due 12/1/2040	1,000,000	1,008,225

See notes to financial statements.	Annual Financial Statements | 241

Schedule of Investments, Continued

Thornburg Strategic Municipal Income Fund | September 30, 2025

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	CONNECTICUT — 0.3%
	State of Connecticut GO, Series A, 5.00% due 4/15/2035	$1,000,000	$1,046,265
	DELAWARE — 0.5%
[b]	Delaware State (Academia Antonia Alonso, Inc.) EDA, Series A, 6.00% due 7/1/2055	1,000,000	1,021,096
	Delaware State (Beebe Medical Center, Inc.) HFA, 4.00% due 6/1/2035	1,080,000	1,055,920
	DISTRICT OF COLUMBIA — 0.8%
	District of Columbia Housing Finance Agency (BCP II LLC) (FNMA) (Green Bond), Series A, 4.875% due 9/1/2045	1,000,000	1,019,254
	Metropolitan Washington Airports Authority (Dulles Toll Road) (AG), Series B, Zero Coupon due 10/1/2027	1,500,000	1,421,196
	Metropolitan Washington Airports Authority Aviation Revenue AMT, Series A, 5.00% due 10/1/2050	500,000	506,659
	FLORIDA — 7.5%
	Alachua County (Oak Hammock at the University of Florida Obligated Group) HFA, Series A, 5.75% due 10/1/2053	1,500,000	1,547,694
[b]	Capital Projects Finance Authority (Kissimmee Charter Academy), 6.625% due 6/15/2059	300,000	304,016
[b]	Capital Trust Agency, Inc. (Southeastern University Obligated Group), Series A, 6.25% due 5/1/2048	3,000,000	3,070,413
	City of Pompano Beach (John Knox Village of Florida, Inc. Obligated Group),
	4.00% due 9/1/2040	1,000,000	911,903
	Series A, 4.00% due 9/1/2036	500,000	485,909
[b]	City of Venice (Southwest Florida Retirement Center, Inc. Obligated Group), Series A, 5.50% due 1/1/2055	1,000,000	943,578
	County of Broward (Airport System Improvements) AMT, 5.00% due 10/1/2037	1,000,000	1,021,343
	County of Broward Airport System Revenue AMT, Series A, 5.00% due 10/1/2049	1,000,000	992,702
	County of Miami-Dade Aviation Revenue AMT, Series B, 5.00% due 10/1/2040	1,000,000	1,007,355
	County of Miami-Dade Transit System, 5.00% due 7/1/2046	1,000,000	1,036,686
	Florida Development Finance Corp. (Mater Academy Miami-Dade Osceola County Facilities Obligated Group), Series A, 5.00% due 6/15/2056	1,000,000	932,573
	Florida Housing Finance Corp. (SP Palms LLC) (FHLMC), Series F-1, 4.90% due 11/1/2042	875,000	886,964
[b]	Florida Local Government Finance Commission (BridgePrep Academy, Inc. Series 2025 Obligated Group), Series A, 6.25% due 6/15/2055	2,500,000	2,573,575
	Greater Orlando Aviation Authority AMT, Series A, 5.00% due 10/1/2042	2,200,000	2,209,603
	Lee County (Shell Point Obligated Group) IDA,
	Series A, 5.25% due 11/15/2054	1,000,000	990,275
	Series B-1, 4.75% due 11/15/2029	1,500,000	1,512,325
[b]	Miami-Dade County (Miami Community Charter School, Inc.) IDA, 6.25% due 6/1/2055	500,000	503,462
	Miami-Dade County School Board (District School Facilities & Infrastructure) COP, Series A, 5.00% due 8/1/2027	1,100,000	1,101,850
	Orange County (Presbyterian Retirement Communities Inc Obligated Group) HFA, 5.00% due 8/1/2040	2,270,000	2,282,073
	Orange County (Orlando Health Obligated Group) HFA, Series A, 5.00% due 10/1/2047	1,000,000	1,005,983
	Palm Beach County (ACTS Retirement-Life Communities, Inc. Obligated Group) HFA, Series B, 5.00% due 11/15/2049	1,000,000	988,602
	Palm Beach County (Jupiter Medical Center Obligated Group) HFA,
	5.00% due 11/1/2045	715,000	715,600
	5.75% due 11/1/2050	500,000	525,501
	Series A, 5.00% due 11/1/2047	250,000	246,332
	Palm Beach County (Lifespace Communities, Inc. Obligated Group) HFA, Series C, 7.625% due 5/15/2058	500,000	562,261
	GEORGIA — 5.1%
	Main Street Natural Gas, Inc. (Guaranty: Citigroup, Inc.),
[a]	Series B, 5.00% due 12/1/2055 (put 12/1/2035)	2,000,000	2,164,572
[a]	Series C, 4.00% due 5/1/2052 (put 12/1/2028)	1,500,000	1,522,281
[a]	Series D, 5.00% due 5/1/2054 (put 12/1/2030)	1,000,000	1,068,441
[a]	Series E, 5.00% due 5/1/2055 (put 12/1/2032)	1,500,000	1,636,472
	Main Street Natural Gas, Inc. (Guaranty: Macquarie Group Ltd.), Series A, 5.00% due 5/15/2036 - 5/15/2043	5,600,000	5,853,255
	Main Street Natural Gas, Inc. (Guaranty: Royal Bank of Canada),
[a]	Series A, 4.00% due 7/1/2052 (put 9/1/2027)	1,250,000	1,274,366
[a]	Series E-1, 5.00% due 12/1/2053 (put 6/1/2031)	3,000,000	3,237,432
	Municipal Electric Authority of Georgia (AG), Series A, 5.00% due 7/1/2053	1,500,000	1,526,090
	Municipal Electric Authority of Georgia (BAM), Series A, 5.00% due 1/1/2049	1,000,000	1,000,355
	ILLINOIS — 9.4%
	Chicago Board of Education Dedicated Capital Improvement Tax, 5.50% due 4/1/2042	500,000	525,483
	Chicago Board of Education GO, Series A, 6.00% due 12/1/2049	1,000,000	1,011,850
	Chicago Midway International Airport AMT, Series A, 5.00% due 1/1/2048	500,000	495,746
	Chicago O’Hare International Airport (AG) AMT, Series A, 5.25% due 1/1/2045	825,000	859,180
	Chicago O’Hare International Airport AMT, Series A, 5.25% due 1/1/2048 - 1/1/2053	3,000,000	3,050,569
	City of Chicago (Midway International Airport) AMT, Series A, 5.00% due 1/1/2026	1,000,000	1,004,533
	City of Chicago GO,
	Series A,
	5.625% due 1/1/2031	500,000	510,121
	6.00% due 1/1/2038 - 1/1/2050	3,830,000	3,922,294
	City of Chicago Wastewater Transmission Revenue (AG), Series A, 5.25% due 1/1/2053	1,000,000	1,037,456

242 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Strategic Municipal Income Fund | September 30, 2025

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	Illinois Finance Authority (Plymouth Place Obligated Group),
	Series A,
	5.00% due 5/15/2033	$290,000	$292,281
	6.625% due 5/15/2052	1,000,000	1,044,306
	Illinois Finance Authority (Washington & Jane Smith Community-Orland Park), 4.00% due 10/15/2025 - 10/15/2027	1,010,000	1,011,777
	Illinois State University (AG), Series A, 5.00% due 4/1/2033 - 4/1/2036	965,000	1,007,171
	Metropolitan Pier & Exposition Authority, Series A, 5.00% due 6/15/2050	1,500,000	1,500,531
	Northeastern Illinois University (BAM) COP, 5.25% due 7/1/2050	1,000,000	1,008,445
	Sales Tax Securitization Corp., Series A, 5.00% due 1/1/2029	1,000,000	1,046,556
	State of Illinois (BAM) GO, 4.00% due 6/1/2041	1,280,000	1,229,725
	State of Illinois GO,
	5.50% due 5/1/2039	375,000	400,487
	5.75% due 5/1/2045	1,600,000	1,682,722
	Series A, 5.50% due 3/1/2042 - 3/1/2047	2,000,000	2,115,607
	Series B,
	5.25% due 5/1/2048	295,000	303,957
	5.50% due 5/1/2047	1,000,000	1,045,058
	Series D, 5.00% due 11/1/2028	3,000,000	3,128,256
	State of Illinois Sales Tax Revenue, Series B, 5.00% due 6/15/2032 - 6/15/2035	4,500,000	4,694,864
	State of Illinois Sales Tax Revenue (BAM), Series B, 4.75% due 6/15/2043	2,005,000	2,027,851
	INDIANA — 2.3%
	Indiana Finance Authority (Baptist Healthcare System Obligated Group), Series A, 5.00% due 8/15/2051	620,000	615,267
	Indiana Finance Authority (Indiana Masonic Home, Inc. Obligated Group), Series B, 5.50% due 5/1/2054	500,000	505,984
	Indiana Finance Authority (Ohio Valley Electric Corp.), Series A, 4.25% due 11/1/2030	1,300,000	1,330,988
	Indiana Finance Authority (Retirement Living, Inc. Obligated Group), Series A, 5.375% due 3/1/2055	1,250,000	1,229,194
[a]	Indiana Finance Authority (Southern Indiana Gas & Electric Co.) AMT, Series B, 4.00% due 5/1/2043 (put 8/1/2028)	1,500,000	1,536,924
	Indiana Finance Authority (Westminster Village Greenwood, Inc. Obligated Group), Series A, 5.75% due 5/15/2055	3,300,000	3,380,318
	IOWA — 1.8%
[a]	Iowa Finance Authority (Iowa Fertilizer Co. LLC; Guaranty: OCI NV), 5.00% due 12/1/2050 (pre-refunded 12/1/2032)	2,075,000	2,380,510
	Iowa Finance Authority (Lifespace Communities, Inc. Obligated Group), Series 2024 A&B, 5.125% due 5/15/2059	1,000,000	931,457
	Iowa Finance Authority (Pella Regional Health Center Obligated Group), 5.25% due 12/1/2050	1,000,000	1,011,436
	Iowa Higher Education Loan Authority (Des Moines University Osteopathic Medical Center), 5.00% due 10/1/2047	750,000	737,515
[a]	PEFA, Inc. (Guaranty: Goldman Sachs Group, Inc.), 5.00% due 9/1/2049 (put 9/1/2026)	1,650,000	1,678,362
	KANSAS — 0.5%
	Unified Government of Wyandotte County/Kansas City (Utility System Improvement), Series A, 5.00% due 9/1/2031 - 9/1/2032	2,000,000	2,002,277
	KENTUCKY — 3.3%
	Kentucky (Baptist Healthcare System Obligated Group) EDFA, Series B, 5.00% due 8/15/2041	1,500,000	1,522,697
	Kentucky Public Energy Authority (Guaranty: Morgan Stanley Group),
	Series A-1,
[a]	4.00% due 8/1/2052 (put 8/1/2030)	5,500,000	5,629,888
[a]	5.25% due 4/1/2054 (put 2/1/2032)	5,000,000	5,440,640
	LOUISIANA — 1.1%
[b]	Louisiana Public Facilities Authority (Acadiana Renaissance Charter Academy), 6.15% due 6/15/2055	1,500,000	1,526,430
	Louisiana Public Facilities Authority (CHRISTUS Health Obligated Group), Series A, 5.00% due 7/1/2048	1,500,000	1,507,892
	Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group), Series 2025-A, 5.25% due 5/15/2055	1,000,000	1,036,229
	MARYLAND — 0.5%
	Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center Obligated Group) (AG), 5.00% due 7/1/2055	1,000,000	1,015,910
	State of Maryland Department of Transportation (Maryland Aviation Administration) (AG) AMT, Series A, 5.25% due 8/1/2054	1,000,000	1,027,254
	MASSACHUSETTS — 0.7%
	Commonwealth of Massachusetts GO, Series D, 5.00% due 9/1/2050	1,000,000	1,028,199
[b]	Massachusetts (GingerCare Living, Inc. Obligated Group) DFA, Series A, 5.875% due 12/1/2060	1,500,000	1,314,068
	Massachusetts Housing Finance Agency (HUD) (Green Bond), Series C1, 5.20% due 12/1/2053	500,000	514,125
	MICHIGAN — 1.0%
	City of Detroit (Green Bond) GO, Series A, 5.00% due 4/1/2032	300,000	324,318
	Detroit City School District (School Building & Site) (AG, Q-SBLF) GO, Series A, 5.25% due 5/1/2027	1,000,000	1,043,311
	Kalamazoo Hospital Finance Authority (Bronson Methodist Hospital), Series A, 5.25% due 5/15/2041	140,000	140,186
	Michigan Finance Authority (State Department of Human Services Office Buildings), Series F, 5.00% due 4/1/2031	1,000,000	1,001,419
	Michigan State HDA (Green Bond), Series A, 5.00% due 12/1/2055	750,000	739,820
[a]	Michigan Strategic Fund (Consumers Energy Co.) AMT, 3.35% due 10/1/2049 (put 10/1/2027)	500,000	496,120
	MINNESOTA — 0.3%
	City of Coon Rapids (Mississippi View Housing Partners LP) (FNMA), Series M, 5.60% due 12/1/2039	992,071	1,061,924

See notes to financial statements.	Annual Financial Statements | 243

Schedule of Investments, Continued

Thornburg Strategic Municipal Income Fund | September 30, 2025

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	MISSOURI — 0.7%
	Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group), Series A, 5.25% due 2/1/2044 -
	2/1/2048	$1,600,000	$1,602,455
	Missouri Housing Development Commission (FHLMC, FNMA, GNMA), Series C, 5.00% due 11/1/2055	1,000,000	1,008,256
	MONTANA — 0.4%
	Montana Facility Finance Authority (Benefis Health System Obligated Group), Series A, 5.50% due 2/15/2055	1,500,000	1,571,811
	NEBRASKA — 0.9%
	Central Plains Energy Project (Guaranty: Goldman Sachs Group, Inc.), Series A, 5.00% due 9/1/2031	1,500,000	1,604,871
	Douglas County Hospital Authority No. 3 (Nebraska Methodist Health System), 5.00% due 11/1/2029 - 11/1/2030	1,750,000	1,753,057
	NEVADA — 0.5%
	Carson City (Carson Tahoe Regional Healthcare), Series A, 5.00% due 9/1/2037	1,060,000	1,067,805
[a]	County of Washoe (Sierra Pacific Power Co.) AMT, Series F, 4.125% due 3/1/2036 (put 10/1/2029)	760,000	765,323
	NEW HAMPSHIRE — 0.6%
	New Hampshire Business Finance Authority (Presbyterian Homes Obligated Group), Series A, 5.25% due 7/1/2048	2,150,000	2,147,878
	NEW JERSEY — 2.6%
	Camden County Improvement Authority (Kipp Cooper Norcross Obligated Group) (Green Bond), 6.00% due 6/15/2052	1,000,000	1,039,008
	New Jersey (New Jersey Transit Corp.) EDA, Series A, 5.00% due 11/1/2033	500,000	538,451
	New Jersey (School Facilities Construction) (NPFG) EDA, Series N1, 5.50% due 9/1/2027	1,000,000	1,055,110
	New Jersey Higher Education Student Assistance Authority AMT, Series C, 5.25% due 12/1/2054	300,000	296,020
	New Jersey Housing & Mortgage Finance Agency (Riverview Towers Preservation LLC) (FHA, GNMA), Series B, 5.25% due 12/20/2065	1,600,000	1,723,924
	New Jersey Transportation Trust Fund Authority, Series A, 5.00% due 12/15/2035	2,000,000	2,095,022
	New Jersey Transportation Trust Fund Authority (State of New Jersey), Series AA, 5.00% due 6/15/2046	1,000,000	1,007,923
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements), Series A-1, 5.00% due 6/15/2027	2,000,000	2,031,748
	NEW MEXICO — 1.6%
[a]	City of Farmington (Public Service Co. of New Mexico), Series D, 3.90% due 6/1/2040 (put 6/1/2028)	750,000	762,511
	City of Santa Fe (El Castillo Retirement Residences Obligated Group),
	5.00% due 5/15/2034	1,465,000	1,465,347
	Series A, 5.00% due 5/15/2039 - 5/15/2049	1,950,000	1,825,745
	New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group), Series A, 5.00% due 7/1/2033 - 7/1/2034	1,070,000	1,066,340
	New Mexico Mortgage Finance Authority (FHLMC, FNMA, GNMA), Series C, 5.10% due 9/1/2055	1,000,000	1,014,372
	NEW YORK — 4.0%
	Build NYC Resource Corp. (Kipp NYC Public Charter Schools) (Green Bond), 5.00% due 7/1/2042	2,300,000	2,322,924
	Dutchess County Local Development Corp. (Tompkins Terrace Housing LP) (FNMA) (Green Bond), 5.00% due 10/1/2040	1,000,000	1,055,997
	Metropolitan Transportation Authority (Green Bond), Series A1, 5.00% due 11/15/2030	1,045,000	1,055,908
	New York City Housing Development Corp. (CSA Preservation Partners LLC) (HUD) (Green Bond), Series A, 4.45% due 8/1/2043	1,500,000	1,482,079
	New York City Municipal Water Finance Authority (New York City Water & Sewer System), Series CC-1, 5.00% due 6/15/2051	1,000,000	1,025,171
	New York City Transitional Finance Authority (New York City Transitional Finance Authority Future Tax Secured Revenue), Series A, 5.00% due
	5/1/2054	1,500,000	1,569,475
	New York State Thruway Authority (State of New York Personal Income Tax Revenue), Series A, 5.00% due 3/15/2051	2,000,000	2,080,856
	New York Transportation Development Corp. (Delta Air Lines, Inc.) AMT, 6.00% due 4/1/2035	1,000,000	1,098,935
	Port Authority of New York & New Jersey AMT, Series 238 5.00% due 7/15/2037	500,000	533,874
	State of New York Mortgage Agency (SONYMA) (Green Bond) AMT,
	Series 248,
	4.10% due 4/1/2032	770,000	776,638
	4.125% due 10/1/2032	210,000	211,247
	4.20% due 4/1/2033	845,000	851,342
	Triborough Bridge & Tunnel Authority, Series A, 5.00% due 11/15/2051	1,000,000	1,023,493
	NORTH CAROLINA — 1.7%
	Greater Asheville Regional Airport Authority (AG) AMT, Series A, 5.25% due 7/1/2039	1,000,000	1,052,851
	Housing Authority of the City of Raleigh North Carolina (919 at Cross Link LP) (FNMA), Series A, 4.50% due 2/1/2043	2,700,000	2,680,326
	Nash Health Care Systems, 5.25% due 2/1/2055	750,000	767,508
[c]	North Carolina Medical Care Commission (Maryfield, Inc. Obligated Group), 5.625% due 10/1/2055	365,000	366,275
	North Carolina Medical Care Commission (Penick Village Obligated Group), Series A, 5.50% due 9/1/2054	1,650,000	1,604,633
	NORTH DAKOTA — 0.6%
	City of Horace GO, Series C, 5.00% due 5/1/2050	1,400,000	1,397,032
	North Dakota Housing Finance Agency (Green Bond), Series A, 5.05% due 7/1/2053	1,000,000	1,021,481
	OHIO — 3.0%
	Akron, Bath & Copley Joint Township Hospital District (Summa Health System Obligated Group), 5.25% due 11/15/2030 (pre-refunded 11/15/2026)	1,420,000	1,454,806
	Buckeye Tobacco Settlement Financing Authority, Series B-2, 5.00% due 6/1/2055	6,500,000	5,531,656
	Columbus-Franklin County Finance Authority, Series A, 5.125% due 1/1/2044	1,000,000	1,040,214

244 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Strategic Municipal Income Fund | September 30, 2025

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	County of Hamilton (Life Enriching Communities Obligated Group),
	5.50% due 1/1/2050	$400,000	$400,996
	Series A, 5.50% due 1/1/2043	500,000	510,376
	Madison-Plains Local School District (BAM) COP, 5.50% due 12/1/2049	1,200,000	1,270,123
	Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group), 5.25% due 1/1/2038	1,105,000	1,162,261
	OKLAHOMA — 0.2%
	Cleveland County Home Loan Authority (GNMA), Series A, 4.45% due 7/1/2044	800,000	795,879
	OREGON — 0.5%
[a]	Oregon Health & Science University (Oregon Health & Science University Obligated Group), Series B2, 5.00% due 7/1/2046 (put 2/1/2032)	1,900,000	2,104,655
	PENNSYLVANIA — 4.8%
[b]	Allentown Neighborhood Improvement Zone Development Authority, 6.00% due 5/1/2042	600,000	632,490
	City of Philadelphia (Pennsylvania Gas Works), Series 15, 5.00% due 8/1/2047	1,000,000	1,001,349
	City of Philadelphia Airport Revenue AMT, Series B, 5.00% due 7/1/2037	1,000,000	1,022,023
	City of Philadelphia Water & Wastewater Revenue, Series B, 5.00% due 11/1/2049	1,000,000	1,013,220
	County of Luzerne (AG) GO, Series A, 5.00% due 11/15/2029	1,000,000	1,001,952
	Geisinger Authority (Kaiser Obligated Group), Series A, 5.00% due 4/1/2050	1,825,000	1,833,806
	General Authority of Southcentral Pennsylvania (WellSpan Health Obligated Group), Series A, 5.00% due 6/1/2049	1,605,000	1,608,038
	Montgomery County (ACTS Retirement-Life Communities, Inc. Obligated Group) IDA, Series C, 5.00% due 11/15/2045	1,000,000	982,949
[a]	Montgomery County (Constellation Energy Generation LLC) IDA AMT, Series C, 4.45% due 10/1/2034 (put 4/3/2028)	500,000	511,045
	Northeastern Pennsylvania Hospital & Education Authority (King’s College), 5.00% due 5/1/2030 - 5/1/2031	2,230,000	2,350,439
	Pennsylvania (Pennsylvania Department of Transportation) EDFA AMT, 5.75% due 6/30/2048	1,000,000	1,028,836
	Pennsylvania (Presbyterian Homes Obligated Group) EDFA, 4.00% due 7/1/2046	1,050,000	886,475
[a]	Pennsylvania (Waste Management Obligated Group; Guaranty: Waste Management, Inc.) EDFA, 0.95% due 12/1/2033 (put 12/1/2026)	1,500,000	1,457,472
[a]	Pennsylvania (Waste Management, Inc.; Guaranty: Waste Management Holdings) EDFA AMT, Series A, 4.00% due 6/1/2041 (put 7/1/2026)	2,000,000	2,005,040
	Pennsylvania Turnpike Commission, Series B, 5.00% due 12/1/2047	825,000	854,994
	School District of Philadelphia (State Aid Withholding) GO, Series A, 5.00% due 9/1/2038	100,000	103,649
	SOUTH CAROLINA — 2.6%
[a]	Patriots Energy Group Financing Agency (Guaranty: Royal Bank of Canada), Series B-1, 5.25% due 2/1/2054 (put 3/1/2031)	1,350,000	1,397,143
[a]	Patriots Energy Group Financing Agency (Guaranty: Sumitomo Mitsui Banking Corp.), Series A1, 5.25% due 10/1/2054 (put 8/1/2031)	5,000,000	5,436,880
[a,b]	South Carolina Jobs-EDA (Enerra SC-1 LLC) AMT, 3.70% due 12/15/2027 (put 12/1/2026)	1,500,000	1,512,040
[a]	South Carolina Jobs-EDA (Guaranty: International Paper Co.) AMT, Series A, 4.00% due 4/1/2033 (put 4/1/2026)	1,495,000	1,497,666
	TENNESSEE — 1.6%
	Memphis-Shelby County Airport Authority AMT,
	5.00% due 7/1/2043	1,000,000	1,002,737
	Series A, 5.00% due 7/1/2049	1,000,000	1,006,751
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Shelby House II LP) (FNMA), Series 2024-18FN
	Class PT, 4.60% due 12/1/2044	1,500,000	1,509,791
	Tennessee (Green Bond) HDA, Series 2A, 4.45% due 7/1/2043	1,000,000	971,253
[a]	Tennessee Energy Acquisition Corp. (Tennessee Energy Acquisition Corp.; Guaranty: Goldman Sachs Group, Inc.), Series A, 5.00% due 5/1/2052 (put 11/1/2031)	1,500,000	1,612,950
	TEXAS — 8.1%
	Agua Dulce (PSF-GTD) ISD GO, 5.25% due 8/15/2050	1,000,000	1,057,013
	Blue Ridge (PSF-GTD) ISD GO, Series 2025, 5.50% due 2/15/2055	1,000,000	1,081,425
	City of Austin Airport System Revenue, Series A, 5.00% due 11/15/2049	1,000,000	1,006,267
	City of Austin Airport System Revenue AMT, 5.00% due 11/15/2038	2,000,000	2,101,252
	City of Houston Airport System Revenue (AG) AMT, Series A, 5.25% due 7/1/2048	1,000,000	1,036,150
	City of Houston Airport System Revenue AMT, Series A, 5.00% due 7/1/2041	1,500,000	1,509,056
	Dallas College GO, 5.00% due 2/15/2037	360,000	360,442
	Matagorda County Navigation District No. 1 (AEP Texas, Inc.) AMT, 4.25% due 5/1/2030	1,350,000	1,381,384
	New Hope Cultural Education Facilities Finance Corp. (Bella Vida Forefront Living Obligated Group), Series A, 6.50% due 10/1/2055	1,000,000	1,022,590
	Newark Higher Education Finance Corp. (Hughen Center, Inc.) (PSF-GTD), Series A, 5.00% due 8/15/2052	500,000	508,932
	Northwest (PSF-GTD) ISD GO, Series A, 5.00% due 2/15/2049	1,350,000	1,397,706
	San Antonio Housing Trust Public Facility Corp. (Brooks Family Apartments LP) (FNMA), Series A, 4.55% due 3/1/2043	3,500,000	3,451,382
	Tarrant County Cultural Education Facilities Finance Corp. (Cumberland Rest, Inc. Obligated Group), 5.00% due 10/1/2044 - 10/1/2049	3,475,000	3,426,218
	Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources Obligated Group), Series A, 5.00% due 11/15/2055	2,000,000	2,062,018
	Tarrant County Housing Finance Corp. (4450 Marine Creek Parkway TX Owner LP) (FNMA), Series A, 4.60% due 3/1/2043	4,100,000	4,088,846
	Texas Municipal Gas Acquisition & Supply Corp. III (Guaranty: Macquarie Group Ltd.), 5.00% due 12/15/2029	1,435,000	1,532,039
[a]	Texas Municipal Gas Acquisition & Supply Corp. IV (Guaranty: BP plc), Series B, 5.50% due 1/1/2054 (put 1/1/2034)	2,000,000	2,220,826
	Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) AMT, 5.50% due 12/31/2058	850,000	875,099
	Texas State Technical College (AG), Series A, 5.75% due 8/1/2047	545,000	589,586
	U. S. VIRGIN ISLANDS — 0.1%
	Matching Fund Special Purpose Securitization Corp., Series A, 5.00% due 10/1/2025	500,000	500,018

See notes to financial statements.	Annual Financial Statements | 245

Schedule of Investments, Continued

Thornburg Strategic Municipal Income Fund | September 30, 2025

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	UTAH — 1.9%
[b]	Black Desert Public Infrastructure District (Black Desert Assessment Area No. 1), 5.625% due 12/1/2053	$2,000,000	$1,997,836
	City of Salt Lake City Airport Revenue AMT, Series A, 5.50% due 7/1/2050	3,000,000	3,176,415
[b]	Tech Ridge Public Infrastructure District Tech Ridge Assessment Area, 6.25% due 12/1/2054	1,000,000	1,015,245
[b]	Utah Charter School Finance Authority (Freedom Academy Foundation), Series A, 5.00% due 6/15/2041	900,000	834,488
	Utah Charter School Finance Authority (Summit Academy, Inc.), Series A, 5.00% due 4/15/2039	200,000	206,292
	VIRGINIA — 0.7%
	Henrico County (Bon Secours Mercy Health, Inc.) EDA, Series A, 5.00% due 11/1/2048	650,000	667,594
	Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay Obligated Group), Series A, 7.00% due 9/1/2053	1,000,000	1,091,667
	Virginia HDA, Series F, 5.00% due 7/1/2045	1,000,000	1,024,349
	WASHINGTON — 1.3%
	Washington Health Care Facilities Authority (CommonSpirit Health Obligated Group), Series A2, 5.00% due 8/1/2044	1,000,000	1,002,089
	Washington State Housing Finance Commission (Eastside Retirement Association Obligated Group), Series A, 5.00% due 7/1/2043	1,000,001	994,810
[b,c]	Washington State Housing Finance Commission (Josephine Caring Community Obligated Group), Series A, 6.25% due 7/1/2046	1,850,000	1,841,660
[b]	Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences), 6.125% due 7/1/2053	900,000	938,063
	WEST VIRGINIA — 1.5%
[a]	West Virginia (Kentucky Power Co.) EDA AMT, Series 2014-A, 4.70% due 4/1/2036 (put 6/17/2026)	1,745,000	1,761,686
	West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group), Series A, 5.00% due 6/1/2047	3,000,000	2,999,421
	West Virginia Parkways Authority, 5.00% due 6/1/2047	1,000,000	1,028,239
	WISCONSIN — 3.2%
[a]	Public Finance Authority (Duke Energy Progress LLC) AMT, Series B, 4.00% due 10/1/2046 (put 10/1/2030)	1,000,000	1,039,435
	Public Finance Authority (Kahala Senior Living Community Obligated Group), 5.00% due 11/15/2033 - 11/15/2035	1,050,000	1,145,395
[b]	Public Finance Authority (Liberty Classical Schools Educational Services, Inc.), Series A, 6.75% due 6/15/2055	400,000	396,895
	Public Finance Authority (National Senior Communities Obligated Group), 4.00% due 1/1/2027 - 1/1/2032	1,430,000	1,468,284
	Public Finance Authority (Renown Regional Medical Center Obligated Group), Series A, 5.00% due 6/1/2055	1,500,000	1,517,742
	Public Finance Authority (SR 400 Peach Partners LLC) AMT, Series 2025, 5.75% due 6/30/2060	2,000,000	2,056,436
	Public Finance Authority (United Methodist Retirement Homes, Inc. Obligated Group), Series A, 4.00% due 10/1/2035 - 10/1/2046	3,145,000	2,897,078
	Public Finance Authority (WakeMed Obligated Group), Series A 5.00% due 10/1/2044	1,300,000	1,306,277
	Wisconsin Health & Educational Facilities Authority (Hospital Sisters Services Obligated Group) (AG), Series A, 5.00% due 8/15/2048	500,000	518,296
	TOTAL LONG-TERM MUNICIPAL BONDS — 94.0% (Cost $345,831,081)		357,482,546

	SHORT-TERM INVESTMENTS — 5.1%
	MUNICIPAL BONDS — 5.1%

	NEW YORK — 3.3%
[a]	City of New York (SPA JP Morgan Chase Bank NA) GO, Series F-6, 3.70% due 6/1/2044 (put 10/1/2025)	6,400,000	6,400,000
[a]	New York City Municipal Water Finance Authority (New York City Water & Sewer System; SPA Mizuho Bank Ltd.), Series AA-6, 3.70% due
	6/15/2048 (put 10/1/2025)	3,800,000	3,800,000
[a]	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA JP Morgan Chase Bank NA), Series A4, 3.70% due 8/1/2039
	(put 10/1/2025)	2,300,000	2,300,000
	NORTH CAROLINA — 0.3%
[a]	Charlotte-Mecklenburg Hospital Authority (Atrium Health Obligated Group; SPA JP Morgan Chase Bank NA), Series C, 3.70% due 1/15/2037 (put 10/1/2025)	1,025,000	1,025,000
	OHIO — 1.5%
[a]	Ohio Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group; SPA Barclays Bank plc), 3.80% due 1/1/2043 (put 10/1/2025)	5,785,000	5,785,000
	TOTAL MUNICIPAL BONDS — 5.1% (Cost $19,310,000)		19,310,000

	MUTUAL FUND — 0.0%
[d]	State Street Institutional Treasury Money Market Fund, Premier Class, 4.06%	177,437	177,437
	TOTAL MUTUAL FUND — 0.0% (Cost $177,437)		177,437
	TOTAL SHORT-TERM INVESTMENTS — 5.1% (Cost $19,487,437)		19,487,437
	TOTAL INVESTMENTS — 99.1% (Cost $365,318,518)		$376,969,983
	OTHER ASSETS LESS LIABILITIES — 0.9%		3,431,738
	NET ASSETS — 100.0%		$380,401,721

246 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Strategic Municipal Income Fund | September 30, 2025

Footnote Legend

a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on September 30, 2025.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025, the aggregate value of these securities in the Fund’s portfolio was $21,405,660, representing 5.63% of the Fund’s net assets.

c	When-issued security.

d	Rate represents the money market fund annualized seven-day yield at September 30, 2025.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AG	Insured by Assured Guaranty, Inc.	HFA	Health Facilities Authority
AMT	Alternative Minimum Tax	HFFA	Health Facilities Financing Authority
BAM	Insured by Build America Mutual Insurance Co.	HUD	Insured by Housing and Urban Development
COP	Certificates of Participation	IDA	Industrial Development Authority/Agency
DFA	Development Finance Authority/Agency	ISD	Independent School District
EDA	Economic Development Authority	Mtg	Mortgage
EDFA	Economic Development Financing Authority	NPFG	Insured by National Public Finance Guarantee Corp.
FHA	Insured by Federal Housing Administration	PSF-GTD	Guaranteed by Permanent School Fund
FHLMC	Collateralized by Federal Home Loan Mortgage Corp.	Q-SBLF	Insured by Qualified School Bond Loan Fund
FNMA	Collateralized by Federal National Mortgage Association	SONYMA	State of New York Mortgage Agency
GNMA	Collateralized by Government National Mortgage Association	SPA	Stand-by Purchase Agreement
GO	General Obligation	USD	Unified School District
HDA	Housing Development Authority

See notes to financial statements.	Annual Financial Statements | 247

Schedule of Investments

Thornburg California Limited Term Municipal Fund | September 30, 2025

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE

	LONG-TERM MUNICIPAL BONDS — 88.6%
	Antonio B Won Pat International Airport Authority AMT, Series A, 5.00% due 10/1/2031 - 10/1/2033	$900,000	$963,458
	Apple Valley Public Financing Authority (BAM), Series A, 4.00% due 6/1/2028	460,000	478,984
	Bay Area Toll Authority (San Francisco Bay Area Toll Bridge),
[a]	Series A, 2.95% due 4/1/2047 (put 4/1/2026)	1,000,000	1,000,460
[a]	Series E, 3.30% (MUNIPSA + 0.41%) due 4/1/2056 (put 4/1/2028)	1,000,000	994,204
	Burbank-Glendale-Pasadena Airport Authority Brick Campaign AMT, Series B, 5.00% due 7/1/2034	1,000,000	1,127,208
	California (Adventist Health System/West) HFFA, Series A, 5.00% due 3/1/2026	1,065,000	1,065,995
	California (Cedars-Sinai Medical Center Obligated Group) HFFA, Series B, 4.00% due 8/15/2036	1,250,000	1,254,119
	California (Children’s Hospital Los Angeles) HFFA, Series A, 5.00% due 8/15/2033	1,370,000	1,396,393
	California (Episcopal Communities & Services for Seniors Obligated Group) HFFA, Series A, 3.85% due 11/15/2027	1,500,000	1,505,622
[a]	California (Kaiser Foundation Hospitals) HFFA, Series C, 5.00% due 6/1/2041 (put 11/1/2029)	4,425,000	4,856,296
	California (Providence St. Joseph Health Obligated Group) HFFA,
	Series A, 4.00% due 10/1/2034	1,000,000	1,005,160
[a]	Series B, 5.00% due 10/1/2039 (put 10/1/2027)	730,000	758,215
[a]	Series C, 5.25% due 10/1/2050 (put 10/1/2035)	1,000,000	1,130,592
[a]	California Community Choice Financing Authority (Guaranty: American General Life) (Green Bond), Series C, 5.00% due 12/1/2055 (put 10/1/2033)	3,000,000	3,216,078
[a]	California Community Choice Financing Authority (Guaranty: Deutsche Bank AG) (Green Bond), Series C, 5.25% due 1/1/2054 (put 10/1/2031)	7,000,000	7,427,707
	California Community Choice Financing Authority (Guaranty: Goldman Sachs Group, Inc.) (Green Bond),
[a]	Series A-1, 5.00% due 12/1/2053 (put 8/1/2029)	2,395,000	2,539,304
[a]	Series G, 5.25% due 11/1/2054 (put 4/1/2030)	3,000,000	3,245,286
	California Community Choice Financing Authority (Guaranty: Morgan Stanley Group) (Green Bond),
[a]	Series B-1, 4.00% due 2/1/2052 (put 8/1/2031)	4,570,000	4,674,831
[a]	Series E-1, 5.00% due 2/1/2054 (put 3/1/2031)	7,000,000	7,525,896
	California Community Choice Financing Authority (Guaranty: Pacific Life Insurance Co.) (Green Bond),
[a]	Series B, 5.00% due 3/1/2056 (put 11/1/2035)	3,850,000	4,209,397
[a]	Series F, 5.00% due 2/1/2055 (put 11/1/2032)	5,400,000	5,878,888
[a]	California Community Choice Financing Authority (Guaranty: Royal Bank of Canada) (Green Bond), Series D, 5.00% due 2/1/2055 (put 9/1/2032)	7,500,000	8,217,540
	California Educational Facilities Authority (Art Center College of Design), Series A, 5.00% due 12/1/2033	375,000	404,866
[a]	California Housing Finance Agency (Del Sur Family Housing LP), Series V, 5.00% due 5/1/2054 (put 11/1/2026)	3,875,000	3,947,912
	California Housing Finance Agency (FHA) (Green Bond),
	Series A-2,
[a]	3.25% due 8/1/2064 (put 2/1/2028)	4,000,000	4,032,900
[a]	3.60% due 8/1/2063 (put 8/1/2026)	2,500,000	2,507,297
[a]	California Infrastructure & Economic Development Bank (J Paul Getty Trust), Series B-2, 3.00% due 10/1/2047 (put 10/1/2026)	690,000	691,634
	California Municipal Finance Authority (Aldersly) (California Mtg Insurance),
	Series B-1, 4.00% due 11/15/2028	595,000	595,456
	Series B-2, 3.75% due 11/15/2028	2,990,000	2,992,198
	California Municipal Finance Authority (Ararat Home of Los Angeles, Inc.) (California Mtg Insurance), 5.00% due 5/15/2033 - 5/15/2034	200,000	219,329
	California Municipal Finance Authority (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio) (Green Bond), Series A, 5.00% due 8/15/2032 - 8/15/2034	835,000	937,075
	California Municipal Finance Authority (CHF-Davis II LLC) (BAM), 5.00% due 5/15/2028	2,100,000	2,215,393
	California Municipal Finance Authority (CHF-Davis II LLC) (BAM) (Green Bond),
	4.00% due 5/15/2032	600,000	631,779
	5.00% due 5/15/2027 - 5/15/2031	1,945,000	2,104,693
[a]	California Municipal Finance Authority (Lake Isabella Investment Group LP), Series A, 2.75% due 9/1/2028 (put 9/1/2027)	600,000	599,408
	California Municipal Finance Authority (Palomar Health Obligated Group) (AG) COP, Series A, 5.00% due 11/1/2027 - 11/1/2032	500,000	525,669
	California Municipal Finance Authority (Republic Services, Inc.) AMT,
	Series A,
[a]	3.875% due 3/1/2054 (put 3/1/2034)	2,000,000	2,001,566
[a]	4.375% due 9/1/2053 (put 9/1/2033)	4,000,000	4,182,984
[a]	California Municipal Finance Authority (Roseville Affordable LP), Series B, 3.75% due 6/1/2028 (put 6/1/2027)	1,000,000	1,015,817
[a]	California Municipal Finance Authority (San Jose South 1st Street Associates LP), Series A-2, 3.45% due 12/1/2029 (put 12/1/2028)	1,150,000	1,168,730
	California Municipal Finance Authority (Scripps College), 5.00% due 7/1/2035 - 7/1/2036	2,340,000	2,574,201
[a]	California Municipal Finance Authority (View at San Bruno LP), Series A-1, 5.00% due 6/1/2056 (put 7/1/2028)	1,020,000	1,082,059
	California Municipal Finance Authority (Waste Management, Inc.; Guaranty: Waste Management Holdings) AMT,
[a]	Series A, 4.25% due 12/1/2044 (put 12/1/2025)	2,000,000	2,000,891
	Series B,
[a]	3.375% due 9/1/2050 (put 9/1/2028)	1,100,000	1,093,476
[a]	3.85% due 11/1/2041 (put 6/1/2026)	2,000,000	2,000,032
[a,b]	California Pollution Control Financing Authority (Republic Services, Inc.) AMT, 3.80% due 7/1/2043 (put 2/17/2026)	3,000,000	2,971,095

248 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg California Limited Term Municipal Fund | September 30, 2025

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE

[a]	California Pollution Control Financing Authority (Waste Management, Inc.) AMT, Series A, 4.25% due 11/1/2038 (put 7/2/2029)	$3,000,000	$3,061,296
	California State Public Works Board,
	Series C, 5.00% due 9/1/2033	1,500,000	1,754,541
	Series D, 4.00% due 4/1/2033	1,045,000	1,058,462
[a]	California State University, Series B-3, 3.125% due 11/1/2051 (put 11/1/2026)	4,200,000	4,202,083
	California Statewide Communities Development Authority (CHF-Irvine LLC), 5.00% due 5/15/2027 - 5/15/2033	1,125,000	1,135,683
	California Statewide Communities Development Authority (CHF-Irvine LLC) (BAM), 5.00% due 5/15/2032	2,420,000	2,690,401
	California Statewide Communities Development Authority (Heritage Park Apartments Roseville LP) (FNMA), Series A, 3.70% due 4/1/2035	1,000,000	1,021,500
[a]	California Statewide Communities Development Authority (Kaiser Foundation Hospitals), Series 2004-MR, 5.00% due 4/1/2038 (put 11/1/2029)	2,830,000	3,112,686
	California Statewide Communities Development Authority (Odd Fellows Home) (California Mtg Insurance), Series A, 5.00% due 4/1/2026	250,000	253,228
	California Statewide Communities Development Authority (Pepperwood Apartments), Series 2023-06FN Class PT, 3.75% due 1/1/2034	1,521,426	1,545,355
	California Statewide Communities Development Authority (Sequoia Living, Inc.) (California Mtg Insurance), Series A, 5.00% due 7/1/2035	985,000	1,119,475
	California Statewide Communities Development Authority (Southern California Edison Co.),
	Series A, 1.75% due 9/1/2029	2,500,000	2,353,820
	Series D, 4.50% due 11/1/2033	3,500,000	3,841,166
[a]	California Statewide Communities Development Authority (Vintage at Folsom LP), Series E-2, 5.00% due 10/1/2028 (put 10/1/2027)	650,000	678,735
	Cathedral City Redevelopment Successor Agency (Merged Redevelopment Area) (BAM), Series A, 5.00% due 8/1/2030 - 8/1/2031	725,000	811,070
	Centinela Valley Union High School District (AG) GO, Series C, 4.00% due 8/1/2034	365,000	368,357
[a]	Central Valley Energy Authority (Guaranty: Pacific Life Insurance Co.), 5.00% due 12/1/2055 (put 8/1/2035)	2,000,000	2,189,834
	City of Chula Vista Redevelopment Successor Agency (AG), 5.00% due 10/1/2032	1,070,000	1,089,895
	City of Fresno (Fresno Airport Revenue) (BAM) AMT, Series A, 5.00% due 7/1/2031	595,000	656,436
	City of Irvine Reassessment District No. 25-1 (AG), 5.00% due 9/2/2035	250,000	293,876
	City of Los Angeles Department of Airports AMT,
	Series B, 5.00% due 5/15/2030 - 5/15/2032	4,600,000	4,757,049
	Series C, 5.00% due 5/15/2031	400,000	412,871
	Series D, 5.00% due 5/15/2033	5,435,000	5,994,191
[a]	City of San Jose (Allied 1510 Parkmoor LP) (HUD), Series F-2, 5.00% due 6/1/2027 (put 6/1/2026)	2,000,000	2,026,170
	City of San Jose (La Moraga San Jose LP) (FNMA), Series C, 3.90% due 10/1/2035	2,750,000	2,815,436
	City of San Mateo (San Mateo Community Facilities District No. 2008-1) (BAM), 5.00% due 9/1/2027 - 9/1/2032	3,915,000	4,376,327
	City of Victorville Electric Revenue, Series A, 5.00% due 5/1/2028 - 5/1/2032	1,090,000	1,215,791
	County of Sacramento Airport System Revenue AMT, Series A, 5.00% due 7/1/2035 - 7/1/2036	1,150,000	1,260,545
	County of Sacramento CA Airport System Revenue AMT, Series C, 5.00% due 7/1/2027	1,925,000	1,992,421
	Guam Government Waterworks Authority (Water & Wastewater System), Series A, 5.00% due 7/1/2036	585,000	641,581
	Guam Power Authority (Electric Power System), Series A, 5.00% due 10/1/2026 - 10/1/2027	1,730,000	1,784,494
	Hesperia Community Redevelopment Successor Agency (AG), Series A, 5.00% due 9/1/2030	500,000	532,966
	Indian Wells Redevelopment Successor Agency (NPFG), Series A, 5.00% due 9/1/2029	500,000	508,276
	Indio Finance Authority (BAM), Series A, 5.00% due 11/1/2029 - 11/1/2032	1,550,000	1,762,995
	Jurupa Public Financing Authority (AG), 5.00% due 9/1/2032	2,260,000	2,627,132
	Lammersville Joint (BAM) USD, 5.00% due 9/1/2028 - 9/1/2032	4,055,000	4,531,184
	Los Angeles Community College District GO, 5.00% due 8/1/2026	3,000,000	3,073,440
[a]	Los Angeles County Development Authority (2111 Firestone LP) (HUD), Series E, 5.00% due 7/1/2043 (put 7/1/2026)	2,605,000	2,633,762
[a]	Los Angeles County Development Authority (Century Wlava 2 LP) (HUD), Series C, 3.75% due 12/1/2046 (put 12/1/2026)	2,575,000	2,580,104
[a]	Los Angeles County Development Authority (RCV 1 LP), Series C, 3.35% due 9/1/2059 (put 9/1/2029)	1,000,000	1,006,048
[a]	Los Angeles County Development Authority (VA Building 402 LP) (HUD), Series F, 3.375% due 1/1/2046 (put 7/1/2026)	4,030,000	4,024,261
	Los Angeles Housing Authority (FNMA), Series A, 3.75% due 4/1/2034	5,020,000	5,045,542
[a]	Los Angeles Housing Authority (One San Pedro Phase I LP), Series B, 3.25% due 2/1/2029 (put 2/1/2028)	1,000,000	1,010,917
	Los Angeles USD (Green Bond) ETM COP, Series A, 5.00% due 10/1/2033	1,000,000	1,181,614
	Norman Y Mineta San Jose International Airport SJC AMT, Series A, 5.00% due 3/1/2033	1,500,000	1,530,436
[a]	Northern California Energy Authority (Guaranty: Paclife Life Insurance Co.), Series A-1, 5.00% due 12/1/2054 (put 8/1/2030)	175,000	188,844
	Oakland (County of Alameda Educational Facilities) (AG) USD GO, Series A, 4.00% due 8/1/2035	1,000,000	1,013,699
	Peralta Community College District GO, 5.00% due 8/1/2031 - 8/1/2033	2,065,000	2,402,503
	Pittsburg Redevelopment Successor Agency (AG), Series A, 5.00% due 9/1/2026	535,000	546,665
	Redwoods Community College District (BAM) GO, 5.00% due 8/1/2035	500,000	582,234
	Riverside County Public Financing Authority (Capital Facilities Project) ETM, 5.00% due 11/1/2025	1,000,000	1,001,918
	Riverside County Redevelopment Successor Agency (AG),
	Series B,
	4.00% due 10/1/2035	520,000	520,376
	5.00% due 10/1/2030	500,000	500,743
	Riverside County Redevelopment Successor Agency (BAM), Series B, 5.00% due 10/1/2030	750,000	751,114
	Rosemead CDC Successor Agency (Rosemead Merged Project Area) (BAM), 5.00% due 10/1/2025 - 10/1/2026	1,150,000	1,168,564
[a]	Sacramento Municipal Utility District, Series E, 5.00% due 8/15/2049 (put 10/15/2032)	940,000	1,092,604
	San Diego County Regional Airport Authority, Series A, 5.00% due 7/1/2033	500,000	542,644
	San Diego County Regional Airport Authority AMT,

See notes to financial statements.	Annual Financial Statements | 249

Schedule of Investments, Continued

Thornburg California Limited Term Municipal Fund | September 30, 2025

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE

	Series B, 5.00% due 7/1/2030 - 7/1/2035	$7,080,000	$7,887,217
	Series C, 5.00% due 7/1/2031 - 7/1/2033	2,560,000	2,777,660
	San Francisco City & County Airport Comm-San Francisco International Airport AMT, Series A, 5.00% due 5/1/2032 - 5/1/2035	8,000,000	8,871,925
[a]	San Joaquin Valley Clean Energy Authority (Guaranty: Goldman Sachs Group, Inc.) (Green Bond), Series A, 5.50% due 1/1/2056 (put 7/1/2035)	4,800,000	5,491,714
	Santa Clara County Financing Authority, Series Q, 4.00% due 5/15/2032	1,040,000	1,040,434
	Santa Cruz County Capital Financing Authority, Series A-1, 4.00% due 6/1/2031 - 6/1/2034	1,620,000	1,690,062
	State of California GO,
	4.00% due 8/1/2033 - 3/1/2036	7,000,000	7,075,077
	5.00% due 8/1/2027 - 8/1/2033	2,640,000	2,747,496
	Stockton Public Financing Authority (Stockton Water Revenue) (BAM) (Green Bond), Series A, 5.00% due 10/1/2025 - 10/1/2027	1,735,000	1,792,720
	Territory of Guam, Series G, 5.00% due 1/1/2036	500,000	543,702
	Tustin (Community Facilities District No. 97-1) USD, Series A, 5.00% due 9/1/2031	450,000	450,186
	Tustin Financing Authority (AG), 5.00% due 9/1/2035	700,000	822,112
	University of California,
	Series AV, 5.00% due 5/15/2035	500,000	516,913
	Series AY, 4.00% due 5/15/2035	1,000,000	1,015,619
	Ventura County Community College District GO, 4.00% due 8/1/2032	1,000,000	1,000,897
	West Valley-Mission Community College District GO, Series B, 4.00% due 8/1/2034	1,150,000	1,150,814
	TOTAL LONG-TERM MUNICIPAL BONDS — 88.6% (Cost $248,114,708)		254,718,001

	SHORT-TERM INVESTMENTS — 8.1%
	MUNICIPAL BONDS — 7.8%
[a]	State of California (LOC Barclays Bank plc) GO, Series A1-REMK-08/29/2018, 2.70% due 5/1/2033 (put 10/1/2025)	365,000	365,000
[a]	San Mateo County Transit District Sales Tax Revenue (LOC Bank of America NA), Series B 3.15% due 6/1/2049 (put 10/1/2025)	6,960,000	6,960,000
	Regents of the University of California Medical Center Pooled Revenue,
[a]	Series B2-REMK 8/17/16, 3.10% due 5/15/2032 (put 10/1/2025)	4,975,000	4,975,000
[a]	Series K-REMK 09/04/18 3.00% due 5/15/2047 (put 10/1/2025)	10,230,000	10,230,000
	TOTAL MUNICIPAL BONDS — 7.8% (Cost $22,530,000)		22,530,000

	MUTUAL FUND — 0.3%
[c]	State Street Institutional Treasury Money Market Fund, Premier Class, 4.06%	762,019	762,018
	TOTAL MUTUAL FUND — 0.3% (Cost $762,018)		762,018
	TOTAL SHORT-TERM INVESTMENTS — 8.1% (Cost $23,292,018)		23,292,018

	TOTAL INVESTMENTS — 96.7% (Cost $271,406,726)		$278,010,019

	OTHER ASSETS LESS LIABILITIES — 3.3%		9,359,666

	NET ASSETS — 100.0%		$287,369,685

Footnote Legend

a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on September 30, 2025.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025, the aggregate value of these securities in the Fund’s portfolio was $2,971,095, representing 1.03% of the Fund’s net assets.
c	Rate represents the money market fund annualized seven-day yield at September 30, 2025.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AG	Insured by Assured Guaranty, Inc.	HFFA	Health Facilities Financing Authority
AMT	Alternative Minimum Tax	HUD	Insured by Housing and Urban Development
BAM	Insured by Build America Mutual Insurance Co.	LOC	Letter of Credit
CDC	Community Development Commission	Mtg	Mortgage
COP	Certificates of Participation	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap
ETM	Escrowed to Maturity		Index
FHA	Insured by Federal Housing Administration	NPFG	Insured by National Public Finance Guarantee Corp.
FNMA	Collateralized by Federal National Mortgage Association	USD	Unified School District
GO	General Obligation	VA	Veterans Affairs

250 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments

Thornburg New Mexico Intermediate Municipal Fund | September 30, 2025

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE

	LONG-TERM MUNICIPAL BONDS — 97.8%
	Albuquerque Bernalillo County Water Utility Authority (2007 NMFA Loan & Joint Water & Sewer System Improvements), 5.00% due 7/1/2032	$2,000,000	$2,002,708
	Albuquerque Municipal School District No. 12 (Bernalillo & Sandoval Counties School Facilities) (State Aid Withholding) GO, Series 2017, 5.00% due 8/1/2031	1,000,000	1,016,573
	Albuquerque Municipal School District No. 12 (State Aid Withholding) GO,
	5.00% due 8/1/2033	250,000	264,885
	Series 2017, 5.00% due 8/1/2028	600,000	611,591
	Series A, 5.00% due 8/1/2032 - 8/1/2040	1,800,000	1,981,660
	Antonio B Won Pat International Airport Authority AMT,
	Series A,
	5.00% due 10/1/2034	100,000	106,829
	5.25% due 10/1/2039	100,000	104,643
	City of Albuquerque (City Infrastructure Improvements) GRT, Series A, 5.00% due 7/1/2033 - 7/1/2034	2,300,000	2,302,722
	City of Albuquerque GO, Series A, 5.00% due 7/1/2039	1,000,000	1,103,558
	City of Albuquerque GRT,
	5.00% due 7/1/2038	125,000	138,414
	Series B, 5.00% due 7/1/2040	500,000	544,437
	Series C, 4.00% due 7/1/2032	1,215,000	1,224,671
	City of Albuquerque Refuse Removal & Disposal Revenue, 5.00% due 7/1/2030 - 7/1/2036	340,000	370,740
	City of Albuquerque Transportation Infrastructure GRT, 4.00% due 7/1/2031	800,000	825,302
	City of Farmington (Public Service Co. of New Mexico),
[a]	Series C, 3.875% due 6/1/2040 (put 6/1/2029)	2,000,000	2,043,074
[a]	Series D, 3.90% due 6/1/2040 (put 6/1/2028)	2,115,000	2,150,280
	City of Las Cruces (Joint Utility System), 4.00% due 6/1/2028	475,000	478,900
	City of Rio Rancho GRT, 5.00% due 6/1/2041 - 6/1/2045	2,065,000	2,185,535
	City of Roswell (Joint Water & Sewer Improvement) (BAM), 5.00% due 6/1/2035 - 6/1/2036	1,220,000	1,233,715
	City of Roswell GRT, 4.00% due 8/1/2030	200,000	204,203
	City of Santa Fe (Public Facilities) GRT, Series A, 5.00% due 6/1/2034 - 6/1/2038	1,870,000	1,970,745
	City of Santa Fe GO, 5.00% due 8/1/2037	880,000	1,001,823
	County of Bernalillo (Government Services) (AMBAC) GRT, 5.25% due 10/1/2025	3,850,000	3,850,254
	County of Bernalillo (Government Services) (NPFG) GRT, Series B, 5.70% due 4/1/2027	290,000	304,053
	County of Bernalillo (Government Services) GRT,
	5.25% due 4/1/2027	125,000	127,117
	Series B, 5.70% due 4/1/2027	1,070,000	1,121,852
	County of McKinley (BAM) GRT, 4.00% due 6/1/2043	750,000	709,287
	County of San Juan (County Capital Improvements) GRT, Series B, 5.00% due 6/15/2028 - 6/15/2030	2,645,000	2,649,266
	County of Santa Fe (County Correctional System) (AG), 6.00% due 2/1/2027	410,000	421,245
[a]	County of Santa Fe (Cresta Ranch Apartments LLP), 3.29% due 12/10/2049 (put 6/1/2028)	500,000	504,088
	County of Santa Fe GO, 4.25% due 7/1/2038	1,065,000	1,092,640
	Guam Government Waterworks Authority, 5.00% due 1/1/2046	1,010,000	1,010,534
	Guam Government Waterworks Authority (Water & Wastewater System), Series A, 5.50% due 7/1/2045	500,000	529,482
	Guam Power Authority, Series A, 5.00% due 10/1/2042	1,750,000	1,816,785
	Guam Power Authority (Electric Power System), Series A, 5.00% due 10/1/2026	730,000	743,473
	Hobbs School District No. 16 (State Aid Withholding) GO, 5.00% due 9/15/2026 - 9/15/2027	650,000	671,631
	Inspiration Public Improvement District (BAM), 4.00% due 10/1/2044	350,000	318,366
	Lea County Public School District No. 8 Eunice (State Aid Withholding) GO, 5.00% due 9/15/2032 - 9/15/2033 (pre-refunded 9/15/2029)	2,185,000	2,399,807
	Los Diamantes Public Improvement District (BAM), 4.00% due 10/1/2044	500,000	459,510
	Loving Municipal School District No. 10 (State Aid Withholding) GO, 5.00% due 9/15/2027	1,085,000	1,132,284
	New Mexico Finance Authority, Series D, 5.00% due 6/1/2040	845,000	891,658
	New Mexico Finance Authority (Public Project Revolving Fund),
	Series B,
	4.00% due 6/1/2029 - 6/1/2030	2,425,000	2,427,475
	5.00% due 6/1/2043	1,000,000	1,068,854
	Series C, 5.00% due 6/1/2032	250,000	250,365
	Series D, 4.00% due 6/1/2033 - 6/1/2034	5,245,000	5,286,468
	New Mexico Finance Authority (State of New Mexico Department of Transportation), Series A, 5.00% due 6/15/2026	1,000,000	1,017,736
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group),
	Series A,
	4.00% due 8/1/2036 - 8/1/2037	3,965,000	3,938,457
	5.00% due 8/1/2037 - 8/1/2039	1,770,000	1,840,993
	New Mexico Institute of Mining & Technology (Campus Buildings Acquisition & Improvements) (AG), 4.00% due 12/1/2040	700,000	667,866
	New Mexico Mortgage Finance Authority, Series A-1, 3.20% due 9/1/2031	460,000	452,365
	New Mexico Mortgage Finance Authority (FHLMC, FNMA, GNMA),

See notes to financial statements.	Annual Financial Statements | 251

Schedule of Investments, Continued

Thornburg New Mexico Intermediate Municipal Fund | September 30, 2025

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE

	Series A Class I,
	4.50% due 9/1/2044	$220,000	$221,444
	4.55% due 9/1/2045	665,000	652,056
	Series A, 4.25% due 9/1/2043	995,000	1,000,003
	Series B, 4.55% due 9/1/2043	1,485,000	1,514,375
	Series C,
	4.55% due 9/1/2043	1,235,000	1,235,777
	4.60% due 9/1/2044	1,465,000	1,479,908
	4.95% due 9/1/2045	1,455,000	1,477,922
	Series E, 5.05% due 9/1/2045	1,000,000	1,024,605
	Series F, 2.85% due 7/1/2039	775,000	645,470
[a]	New Mexico Mortgage Finance Authority (JLG ABQ 2023 LLLP) (HUD), 2.97% due 2/1/2042 (put 3/1/2026)	350,000	349,813
[a]	New Mexico Municipal Energy Acquisition Authority (Guaranty: Royal Bank of Canada), 5.00% due 6/1/2054 (put 11/1/2030)	2,765,000	2,983,081
	Regents of New Mexico State University (Campus Buildings Acquisition & Improvements), Series A, 5.00% due 4/1/2032 - 4/1/2036	2,780,000	2,848,780
	Santa Fe Public School District (State Aid Withholding) GO, 5.00% due 8/1/2026 - 8/1/2031	770,000	799,672
	State of New Mexico GO, 5.00% due 3/1/2035	1,000,000	1,088,951
	State of New Mexico Severance Tax Permanent Fund,
	5.00% due 7/1/2028	465,000	496,241
	Series A, 5.00% due 7/1/2029	500,000	545,249
	State of New Mexico Severance Tax Permanent Fund (State of New Mexico), Series A, 5.00% due 7/1/2035	1,000,000	1,088,540
	Territory of Guam, Series G, 5.25% due 1/1/2040	350,000	376,430
	Town of Silver City (BAM) GRT, 5.00% due 6/1/2037	610,000	647,089
	University of New Mexico, Series A, 4.00% due 6/1/2032	385,000	387,513
	University of New Mexico (AG), 4.375% due 6/1/2043	1,005,000	1,009,701
	Village of Los Ranchos de Albuquerque (Albuquerque Academy),
	4.00% due 9/1/2040	2,700,000	2,594,549
	5.00% due 9/1/2031	300,000	330,377
	Volterra Public Improvement District (BAM), 4.00% due 10/1/2043	1,000,000	938,012
	TOTAL LONG-TERM MUNICIPAL BONDS — 97.8% (Cost $86,415,413)		87,306,477

	SHORT-TERM INVESTMENTS — 0.3%
	MUNICIPAL BONDS — 0.3%
[a]	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group; SPA JP Morgan Chase Bank NA), Series B, 3.70% due 8/1/2034 (put 10/1/2025)	230,000	230,000
	TOTAL MUNICIPAL BONDS — 0.3% (Cost $230,000)		230,000

	MUTUAL FUND — 0.0%
[b]	State Street Institutional Treasury Money Market Fund, Premier Class, 4.06%	644	644
	TOTAL MUTUAL FUND — 0.0% (Cost $644)		644
	TOTAL SHORT-TERM INVESTMENTS — 0.3% (Cost $230,644)		230,644

	TOTAL INVESTMENTS — 98.1% (Cost $86,646,057)		$87,537,121

	OTHER ASSETS LESS LIABILITIES — 1.9%		1,691,158

	NET ASSETS — 100.0%		$89,228,279

Footnote Legend

a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on September 30, 2025.
b	Rate represents the money market fund annualized seven-day yield at September 30, 2025.

252 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg New Mexico Intermediate Municipal Fund | September 30, 2025

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AG	Insured by Assured Guaranty, Inc.	GO	General Obligation
AMBAC	Insured by American Municipal Bond Assurance Corp.	GRT	Gross Receipts Tax
AMT	Alternative Minimum Tax	HUD	Insured by Housing and Urban Development
BAM	Insured by Build America Mutual Insurance Co.	NMFA	New Mexico Finance Authority
FHLMC	Collateralized by Federal Home Loan Mortgage Corp.	NPFG	Insured by National Public Finance Guarantee Corp.
FNMA	Collateralized by Federal National Mortgage Association	SPA	Stand-by Purchase Agreement
GNMA	Collateralized by Government National Mortgage Association

See notes to financial statements.	Annual Financial Statements | 253

Schedule of Investments

Thornburg New York Intermediate Municipal Fund | September 30, 2025

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE

	LONG-TERM MUNICIPAL BONDS — 97.8%
	Antonio B Won Pat International Airport Authority AMT, Series A, 5.25% due 10/1/2040	$200,000	$207,821
	Build NYC Resource Corp. (Young Men’s & Young Women’s Hebrew Association), 5.00% due 12/1/2032	400,000	449,850
	City of Long Beach (BAM) GO, Series B, 5.25% due 7/15/2042	500,000	526,989
	City of New York GO, Series A, 5.00% due 8/1/2043	800,000	840,803
	City of Yonkers (AG) GO, Series A, 5.00% due 2/15/2039	150,000	164,935
	Dutchess County Local Development Corp. (Culinary Institute of America), 5.25% due 7/1/2043	350,000	366,622
	Dutchess County Local Development Corp. (Tompkins Terrace Housing LP) (FNMA) (Green Bond), 5.00% due 10/1/2040	500,000	527,998
	Guam Government Waterworks Authority, 5.00% due 1/1/2046	340,000	340,180
	Guam Power Authority, Series A, 5.00% due 10/1/2042	250,000	259,541
	Guam Waterworks Authority (Water & Wastewater System), 5.00% due 7/1/2026 - 7/1/2027	885,000	911,124
	Hudson Yards Infrastructure Corp. (Hudson Yards Subway Station), Series A, 5.00% due 2/15/2035	150,000	154,041
	Long Island Power Authority, 5.00% due 9/1/2035	200,000	211,175
	Long Island Power Authority (Electric System Capital Improvements) (AG), Series C, 5.25% due 9/1/2029	645,000	709,694
	Metropolitan Transportation Authority, Series D-1, 5.00% due 11/15/2031	1,000,000	1,002,493
	Monroe County (Monroe Community College Association, Inc.) (AG) IDC, 5.00% due 1/15/2028 - 1/15/2029	550,000	550,544
	Nassau County Sewer & Storm Water Finance Authority (Sewerage & Storm Water Resource Facilities), Series A, 5.00% due 10/1/2028 - 10/1/2031	1,400,000	1,400,773
	New York City Housing Development Corp. (CSA Preservation Partners LLC) (HUD) (Green Bond), Series A, 4.45% due 8/1/2043	200,000	197,611
	New York City Housing Development Corp. (FHA) (Green Bond), Series A-1, 4.55% due 11/1/2044	300,000	293,332
	New York City Housing Development Corp. (Green Bond),
	Series F-1A, 4.30% due 11/1/2044	350,000	331,214
	Series G, 4.60% due 11/1/2043	250,000	248,703
	New York City Housing Development Corp. (HUD) (Green Bond), Series B-1-A, 4.50% due 11/1/2044	100,000	97,398
	New York City Municipal Water Finance Authority (New York City Water & Sewer System),
	Series AA-2, 4.00% due 6/15/2042	350,000	339,570
	Series BB, 5.00% due 6/15/2045	250,000	262,757
	Series EE, 4.00% due 6/15/2042	250,000	241,213
	New York City Transitional Finance Authority Future Tax Secured Revenue,
	Series A, 5.00% due 11/1/2036	1,000,000	1,076,615
	Series A1, 5.00% due 8/1/2038	600,000	623,319
	New York State Dormitory Authority (AG, State Aid Withholding), Series A, 5.00% due 10/1/2039 - 10/1/2044	1,100,000	1,173,620
	New York State Dormitory Authority (Barnard College), Series A, 5.00% due 7/1/2041	250,000	257,778
	New York State Dormitory Authority (Orange & Ulster Counties Board Coop Educational Services Sole Supervisory District), Series A, 4.25% due 8/15/2044	300,000	291,469
	New York State Dormitory Authority (School District Financing Program) (AG, State Aid Withholding), Series A, 5.00% due 10/1/2028	200,000	200,322
	New York State Dormitory Authority (State Aid Withholding), Series A, 5.00% due 10/1/2032 - 10/1/2033	450,000	459,991
	New York State Dormitory Authority (State of New York Personal Income Tax Revenue),
	Series A, 4.00% due 3/15/2040 - 3/15/2042	750,000	738,699
	Series E, 4.00% due 3/15/2039	350,000	352,008
	New York State Dormitory Authority (State of New York Sales Tax Revenue),
	Series A, 5.00% due 3/15/2038	200,000	204,269
	Series A-1, 4.00% due 3/15/2043	500,000	476,086
	New York State Energy Research & Development Authority (New York State Electric & Gas Corp.), Series C, 4.00% due 4/1/2034	550,000	562,152
[a]	New York State Housing Finance Agency (325 Kent LLC) (FNMA), Series A, 3.95% due 11/1/2050 (put 1/1/2035)	500,000	499,795
	New York State Housing Finance Agency (HUD, SONYMA) (Green Bond),
	Series A-1, 4.60% due 11/1/2045	500,000	494,461
[a]	Series A-2, 3.65% due 11/1/2062 (put 11/1/2028)	250,000	249,452
	Series C-1, 4.50% due 11/1/2043	250,000	247,119
	New York Transportation Development Corp. (JFK International Air Terminal LLC) AMT, 5.00% due 12/1/2038 - 12/1/2041	500,000	517,859
	New York Transportation Development Corp. (JFK NTO LLC) (Green Bond) AMT, 5.25% due 6/30/2044	250,000	256,563
	Onondaga County Water Authority,
	Class A, 5.00% due 6/1/2045	155,000	156,200
	Series B, 5.00% due 6/1/2044	200,000	201,993
	Port Authority of New York & New Jersey AMT,
	4.00% due 11/1/2034	250,000	252,052
	Series 207, 5.00% due 9/15/2032	250,000	259,843
	Series 238, 5.00% due 7/15/2040	400,000	421,506
	Rockland County Solid Waste Management Authority, Series A, 5.50% due 12/15/2041	335,000	375,801
	State of New York Mortgage Agency Homeowner Mortgage Revenue (SONYMA) (Green Bond), Series 264, 4.375% due 10/1/2044	350,000	344,888
	State of New York Mortgage Agency Homeowner Mortgage Revenue (SONYMA) (Green Bond) AMT, Series 262, 4.45% due 4/1/2036	210,000	209,983
	Tompkins County Development Corp. (Ithaca College), 5.00% due 7/1/2027	360,000	360,521
	Town of Hempstead GO, 4.00% due 5/1/2044	300,000	287,263

254 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg New York Intermediate Municipal Fund | September 30, 2025

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE

	Triborough Bridge & Tunnel Authority, Series A, 5.00% due 11/15/2045	$150,000	$158,806
[a]	Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue), Series B2, 5.00% due 5/15/2050 (put 5/15/2026)	255,000	258,533
	Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series A, 5.00% due 9/1/2033	645,000	694,439
	Westchester County Local Development Corp. (Miriam Osborn Memorial Home Association Obligated Group), 5.00% due 7/1/2026 - 7/1/2028	580,000	593,012
	TOTAL LONG-TERM MUNICIPAL BONDS — 97.8% (Cost $23,823,517)		23,892,798

	SHORT-TERM INVESTMENTS — 1.5%
	MUNICIPAL BONDS — 1.4%
[a]	Metropolitan Transportation Authority (LOC Barclays Bank plc), Series 2012G-1, 3.85% due 11/1/2032 (put 10/1/2025)	340,000	340,000
	TOTAL MUNICIPAL BONDS — 1.4% (Cost $340,000)		340,000

	MUTUAL FUND — 0.1%
[b]	State Street Institutional Treasury Money Market Fund, Premier Class, 4.06%	10,821	10,821
	TOTAL MUTUAL FUND — 0.1% (Cost $10,821)		10,821
	TOTAL SHORT-TERM INVESTMENTS — 1.5% (Cost $350,821)		350,821

	TOTAL INVESTMENTS — 99.3% (Cost $24,174,338)		$24,243,619

	OTHER ASSETS LESS LIABILITIES — 0.7%		177,524

	NET ASSETS — 100.0%		$24,421,143

Footnote Legend

a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on September 30, 2025.
b	Rate represents the money market fund annualized seven-day yield at September 30, 2025.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AG	Insured by Assured Guaranty, Inc.	GO	General Obligation
AMT	Alternative Minimum Tax	HUD	Insured by Housing and Urban Development
BAM	Insured by Build America Mutual Insurance Co.	IDC	Industrial Development Corp.
FHA	Insured by Federal Housing Administration	LOC	Letter of Credit
FNMA	Collateralized by Federal National Mortgage Association	SONYMA	State of New York Mortgage Agency

See notes to financial statements.	Annual Financial Statements | 255

Statements of Assets and Liabilities

September 30, 2025

	THORNBURG SHORT DURATION MUNICIPAL FUND	THORNBURG LIMITED TERM MUNICIPAL FUND	THORNBURG INTERMEDIATE MUNICIPAL FUND	THORNBURG STRATEGIC MUNICIPAL INCOME FUND
ASSETS
Investment in securities, at cost	$113,218,237	$2,061,717,455	$1,056,263,781	$365,318,518
Investments at value	114,260,786	2,127,712,232	1,086,433,027	376,969,983
Cash	416	20,795	8,730	1,662
Receivable for investments sold	121,166	9,615,336	1,390,000	865,307
Receivable for fund shares sold	1,768	2,205,649	3,003,445	866,332
Dividends receivable	2,753	24,133	40,080	20,457
Principal and interest receivable	1,299,358	26,295,170	14,508,601	4,790,107
Prepaid expenses and other assets	8,980	48,925	37,231	19,932

Total Assets	115,695,227	2,165,922,240	1,105,421,114	383,533,780

LIABILITIES
Payable for investments purchased	1,036,285	3,457,775	5,043,946	2,204,261
Payable for fund shares redeemed	774,405	3,119,563	1,992,179	649,515
Payable to investment advisor and other affiliates	32,149	1,091,449	468,624	148,307
Accounts payable and accrued expenses	83,990	714,775	164,271	117,099
Dividends payable	116,903	403,672	381,984	12,877

Total Liabilities	2,043,732	8,787,234	8,051,004	3,132,059

NET ASSETS	$113,651,495	$2,157,135,006	$1,097,370,110	$380,401,721

NET ASSETS CONSIST OF
Net capital paid in on shares of beneficial interest	$120,226,718	$2,357,206,966	$1,118,673,567	$397,815,192
Accumulated loss	(6,575,223)	(200,071,960)	(21,303,457)	(17,413,471)

NET ASSETS	$113,651,495	$2,157,135,006	$1,097,370,110	$380,401,721

256 | Annual Financial Statements

Statements of Assets and Liabilities, Continued

September 30, 2025

	THORNBURG SHORT DURATION MUNICIPAL FUND	THORNBURG LIMITED TERM MUNICIPAL FUND	THORNBURG INTERMEDIATE MUNICIPAL FUND		THORNBURG STRATEGIC MUNICIPAL INCOME FUND
NET ASSET VALUE
Class A Shares:
Net assets applicable to shares outstanding	$5,526,522	$455,833,378	$229,585,096		$65,174,808
Shares outstanding	461,597	33,392,886	17,418,622		4,643,291
Net asset value and redemption price per share	$11.97	$13.65	$13.18		$14.04

Maximum offering price per share (net asset value, plus 2.25% of offering price)	$12.25	$13.96	$13.45	*	$14.33	*

Class C Shares:
Net assets applicable to shares outstanding	—	28,495,966	11,566,472		3,534,764
Shares outstanding	—	2,083,743	876,498		251,545
Net asset value and redemption price per share**	—	13.68	13.20		14.05

Class C2 Shares:
Net assets applicable to shares outstanding	—	2,435,432	1,776,815		—
Shares outstanding	—	178,052	134,627		—
Net asset value and redemption price per share**	—	13.68	13.20		—

Class I Shares:
Net assets applicable to shares outstanding	108,124,973	1,670,370,230	854,441,727		311,692,149
Shares outstanding	9,033,328	122,355,845	64,911,006		22,186,693
Net asset value and redemption price per share	11.97	13.65	13.16		14.05

*	Net asset value, plus 2.00% of offering price.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

Annual Financial Statements | 257

Statements of Assets and Liabilities, Continued

September 30, 2025

	THORNBURG CALIFORNIA LIMITED TERM MUNICIPAL FUND	THORNBURG NEW MEXICO INTERMEDIATE MUNICIPAL FUND	THORNBURG NEW YORK INTERMEDIATE MUNICIPAL FUND
ASSETS
Investment in securities, at cost	$271,406,726	$86,646,057	$24,174,338
Investments at value	278,010,019	87,537,121	24,243,619
Cash	3,323	874,650	819
Receivable for investments sold	6,867,296	—	—
Receivable for fund shares sold	394,078	2,438	18,529
Dividends receivable	4,179	111	255
Principal and interest receivable	3,075,464	1,099,879	326,603
Prepaid expenses and other assets	12,343	10,016	7,756

Total Assets	288,366,702	89,524,215	24,597,581

LIABILITIES
Payable for fund shares redeemed	674,469	152,928	97,786
Payable to investment advisor and other affiliates	122,897	58,684	3,123
Accounts payable and accrued expenses	110,959	75,014	66,347
Dividends payable	88,692	9,310	9,182

Total Liabilities	997,017	295,936	176,438

NET ASSETS	$287,369,685	$89,228,279	$24,421,143

NET ASSETS CONSIST OF
Net capital paid in on shares of beneficial interest	$299,194,710	$94,071,887	$25,702,825
Accumulated loss	(11,825,025)	(4,843,608)	(1,281,682)

NET ASSETS	$287,369,685	$89,228,279	$24,421,143

258 | Annual Financial Statements

Statements of Assets and Liabilities, Continued

September 30, 2025

	THORNBURG CALIFORNIA LIMITED TERM MUNICIPAL FUND		THORNBURG NEW MEXICO INTERMEDIATE MUNICIPAL FUND	THORNBURG NEW YORK INTERMEDIATE MUNICIPAL FUND
NET ASSET VALUE
Class A Shares:
Net assets applicable to shares outstanding	$55,662,056		$31,901,043	$11,493,125
Shares outstanding	4,273,933		2,575,736	965,226
Net asset value and redemption price per share	$13.02		$12.39	$11.91

Maximum offering price per share (net asset value, plus 2.00% of offering price)	$13.32	*	$12.64	$12.15

Class C Shares:
Net assets applicable to shares outstanding	919,683		—	—
Shares outstanding	70,549		—	—
Net asset value and redemption price per share**	13.04		—	—

Class C2 Shares:
Net assets applicable to shares outstanding	933,291		—	—
Shares outstanding	71,598		—	—
Net asset value and redemption price per share**	13.04		—	—

Class D Shares:
Net assets applicable to shares outstanding	—		6,682,615	—
Shares outstanding	—		539,330	—
Net asset value and redemption price per share	—		12.39	—

Class I Shares:
Net assets applicable to shares outstanding	229,854,655		50,644,621	12,928,018
Shares outstanding	17,630,311		4,091,079	1,085,683
Net asset value and redemption price per share	13.04		12.38	11.91

*	Net asset value, plus 2.25% of offering price.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

Annual Financial Statements | 259

Statements of Operations

Year Ended September 30, 2025

	THORNBURG SHORT DURATION MUNICIPAL FUND	THORNBURG LIMITED TERM MUNICIPAL FUND	THORNBURG INTERMEDIATE MUNICIPAL FUND	THORNBURG STRATEGIC MUNICIPAL INCOME FUND
INVESTMENT INCOME
Dividend income
Non-affiliated issuers	$31,645	$510,035	$332,307	$244,554
Interest income	4,401,851	90,318,714	44,708,361	15,994,593

Total Income	4,433,496	90,828,749	45,040,668	16,239,147

EXPENSES
Investment management fees	469,385	7,862,751	4,885,969	2,677,420
Administration fees	98,266	1,904,595	865,698	298,830
Distribution and service fees
Class A Shares	11,537	1,226,045	604,308	165,521
Class C Shares	—	165,516	73,536	22,512
Class C2 Shares	—	16,315	9,282	—
Transfer agent fees
Class A Shares	9,450	330,723	168,061	38,861
Class C Shares	—	22,981	12,015	7,346
Class C2 Shares	—	4,155	3,331	—
Class I Shares	29,672	1,240,843	485,928	270,665
Registration and filing fees
Class A Shares	17,151	34,845	19,635	19,107
Class C Shares	—	16,874	16,697	16,518
Class C2 Shares	—	14,338	10,128	—
Class I Shares	17,009	34,854	53,296	20,923
Custodian fees	46,203	136,428	104,826	68,852
Audit and tax fees	51,100	51,100	51,100	54,290
Legal fees	2,932	33,710	17,135	6,248
Trustee and officer fees	7,709	162,393	73,796	23,358
Other expenses	22,365	211,947	87,565	43,500

Total Expenses	782,779	13,470,413	7,542,306	3,733,951
Less:
Expenses reimbursed	(171,484)	(15,142)	(1,658,024)	(688,804)
Investment management fees waived	(13,027)	—	(257,460)	(767,363)

Net Expenses	598,268	13,455,271	5,626,822	2,277,784

Net Investment Income (Loss)	$3,835,228	$77,373,478	$39,413,846	$13,961,363

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss)	(23,342)	(3,828,204)	(11,526,249)	(4,878,458)
Net change in unrealized appreciation (depreciation)	(67,746)	(7,569,173)	(2,799,935)	(779,686)

Net Realized and Unrealized Gain (Loss)	(91,088)	(11,397,377)	(14,326,184)	(5,658,144)

Change in Net Assets Resulting from Operations	$3,744,140	$65,976,101	$25,087,662	$8,303,219

See notes to financial statements.

260 | Annual Financial Statements

Statements of Operations, Continued

Year Ended September 30, 2025

	THORNBURG CALIFORNIA LIMITED TERM MUNICIPAL FUND	THORNBURG NEW MEXICO INTERMEDIATE MUNICIPAL FUND	THORNBURG NEW YORK INTERMEDIATE MUNICIPAL FUND
INVESTMENT INCOME

Dividend income
Non-affiliated issuers	$74,913	$23,465	$11,404
Interest income	9,928,121	3,472,691	1,012,893

Total Income	10,003,034	3,496,156	1,024,297

EXPENSES

Investment management fees	1,337,965	448,951	125,486
Administration fees	223,979	75,227	21,024
Distribution and service fees
Class A Shares	141,661	84,679	30,038
Class C Shares	4,584	—	—
Class C2 Shares	6,591	—	—
Class D Shares	—	34,422	—
Transfer agent fees
Class A Shares	26,402	31,324	16,760
Class C Shares	5,339	—	—
Class C2 Shares	1,961	—	—
Class D Shares	—	8,921	—
Class I Shares	153,829	20,123	16,094
Registration and filing fees
Class A Shares	8,960	8,425	8,602
Class C Shares	5,528	—	—
Class C2 Shares	4,356	—	—
Class D Shares	—	5,871	—
Class I Shares	10,125	7,346	7,352
Custodian fees	57,117	43,806	38,890
Audit and tax fees	51,100	51,100	51,100
Legal fees	4,835	3,195	2,649
Trustee and officer fees	18,078	5,936	1,450
Other expenses	37,941	22,020	13,945

Total Expenses	2,100,351	851,346	333,390
Less:
Expenses reimbursed	(441,602)	(102,122)	(60,861)
Investment management fees waived	(195,650)	—	(65,929)

Net Expenses	1,463,099	749,224	206,600

Net Investment Income (Loss)	$8,539,935	$2,746,932	$817,697

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss)	(157,266)	(288,145)	(30,984)
Net change in unrealized appreciation (depreciation)	365,391	(650,517)	(388,936)

Net Realized and Unrealized Gain (Loss)	208,125	(938,662)	(419,920)

Change in Net Assets Resulting from Operations	$8,748,060	$1,808,270	$397,777

See notes to financial statements.

Annual Financial Statements | 261

Statements of Changes in Net Assets

	THORNBURG SHORT DURATION MUNICIPAL FUND		THORNBURG LIMITED TERM MUNICIPAL FUND
	YEAR ENDED SEPTEMBER 30, 2025	YEAR ENDED SEPTEMBER 30, 2024	YEAR ENDED SEPTEMBER 30, 2025	YEAR ENDED SEPTEMBER 30, 2024
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$3,835,228	$4,070,497	$77,373,478	$83,864,213
Net realized gain (loss)	(23,342)	(382,299)	(3,828,204)	(20,284,187)
Net change in unrealized appreciation (depreciation)	(67,746)	2,879,584	(7,569,173)	125,889,865

Net Increase (Decrease) in Net Assets Resulting from Operations	3,744,140	6,567,782	65,976,101	189,469,891

DIVIDENDS TO SHAREHOLDERS
From distributable earnings
Class A Shares	(177,365)	(255,037)	(15,761,568)	(17,060,008)
Class C Shares	—	—	(964,304)	(1,308,308)
Class C2 Shares	—	—	(69,212)	(74,108)
Class I Shares	(3,651,615)	(3,811,389)	(60,476,915)	(65,608,814)

FUND SHARE TRANSACTIONS
Class A Shares	(829,043)	(7,422,532)	(84,808,535)	(90,432,418)
Class C Shares	—	—	(10,884,060)	(22,019,306)
Class C2 Shares	—	—	(249,713)	(943,547)
Class I Shares	(3,316,322)	(21,505,483)	(228,547,088)	(477,181,796)

Net Increase (Decrease) in Net Assets	(4,230,205)	(26,426,659)	(335,785,294)	(485,158,414)

NET ASSETS
Beginning of Year	117,881,700	144,308,359	2,492,920,300	2,978,078,714

End of Year	$113,651,495	$117,881,700	$2,157,135,006	$2,492,920,300

See notes to financial statements.

262 | Annual Financial Statements

Statements of Changes in Net Assets, Continued

	THORNBURG INTERMEDIATE MUNICIPAL FUND		THORNBURG STRATEGIC MUNICIPAL INCOME FUND
	YEAR ENDED SEPTEMBER 30, 2025	YEAR ENDED SEPTEMBER 30, 2024	YEAR ENDED SEPTEMBER 30, 2025	YEAR ENDED SEPTEMBER 30, 2024
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$39,413,846	$34,445,862	$13,961,363	$11,396,775
Net realized gain (loss)	(11,526,249)	(2,799,885)	(4,878,458)	(1,124,137)
Net change in unrealized appreciation (depreciation)	(2,799,935)	47,874,395	(779,686)	20,618,433

Net Increase (Decrease) in Net Assets Resulting from Operations	25,087,662	79,520,372	8,303,219	30,891,071

DIVIDENDS TO SHAREHOLDERS
From distributable earnings
Class A Shares	(8,768,457)	(8,828,632)	(2,465,102)	(2,400,032)
Class C Shares	(399,107)	(440,530)	(121,761)	(147,421)
Class C2 Shares	(46,531)	(50,647)	—	—
Class I Shares	(30,181,167)	(24,815,075)	(11,333,449)	(8,843,004)

FUND SHARE TRANSACTIONS
Class A Shares	(26,794,234)	(15,862,933)	(3,070,372)	4,257,606
Class C Shares	(1,260,444)	(4,029,386)	(514,716)	(1,203,677)
Class C2 Shares	295,005	(82,899)	—	—
Class I Shares	118,983,694	130,570,295	67,342,124	6,216,638

Net Increase (Decrease) in Net Assets	76,916,421	155,980,565	58,139,943	28,771,181

NET ASSETS
Beginning of Year	1,020,453,689	864,473,124	322,261,778	293,490,597

End of Year	$1,097,370,110	$1,020,453,689	$380,401,721	$322,261,778

See notes to financial statements.

Annual Financial Statements | 263

Statements of Changes in Net Assets, Continued

	THORNBURG CALIFORNIA LIMITED TERM MUNICIPAL FUND		THORNBURG NEW MEXICO INTERMEDIATE MUNICIPAL FUND
	YEAR ENDED SEPTEMBER 30, 2025	YEAR ENDED SEPTEMBER 30, 2024	YEAR ENDED SEPTEMBER 30, 2025	YEAR ENDED SEPTEMBER 30, 2024
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$8,539,935	$8,267,331	$2,746,932	$2,725,732
Net realized gain (loss)	(157,266)	(769,106)	(288,145)	(909,461)
Net change in unrealized appreciation
(depreciation)	365,391	11,175,612	(650,517)	5,068,490

Net Increase (Decrease) in Net Assets Resulting from Operations	8,748,060	18,673,837	1,808,270	6,884,761

DIVIDENDS TO SHAREHOLDERS
From distributable earnings
Class A Shares	(1,696,295)	(1,759,123)	(979,184)	(1,064,354)
Class C Shares	(24,727)	(50,284)	—	—
Class C2 Shares	(27,589)	(10,133)	—	—
Class D Shares	—	—	(182,009)	(187,963)
Class I Shares	(6,774,098)	(6,449,579)	(1,577,541)	(1,467,356)

FUND SHARE TRANSACTIONS
Class A Shares	(4,323,179)	(9,643,683)	(5,135,809)	(11,029,191)
Class C Shares	(292,578)	(1,766,937)	—	—
Class C2 Shares	398,389	369,820	—	—
Class D Shares	—	—	(938,040)	(1,528,354)
Class I Shares	17,989,650	(1,324,244)	1,732,667	(5,133,892)

Net Increase (Decrease) in Net Assets	13,997,633	(1,960,326)	(5,271,646)	(13,526,349)

NET ASSETS
Beginning of Year	273,372,052	275,332,378	94,499,925	108,026,274
End of Year	$287,369,685	$273,372,052	$89,228,279	$94,499,925

See notes to financial statements.

264 | Annual Financial Statements

Statements of Changes in Net Assets, Continued

	THORNBURG NEW YORK INTERMEDIATE MUNICIPAL FUND
	YEAR ENDED SEPTEMBER 30, 2025	YEAR ENDED SEPTEMBER 30, 2024
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$817,697	$742,721
Net realized gain (loss)	(30,984)	18,357
Net change in unrealized appreciation (depreciation)	(388,936)	1,014,903

Net Increase (Decrease) in Net Assets Resulting from Operations	397,777	1,775,981

DIVIDENDS TO SHAREHOLDERS
From distributable earnings
Class A Shares	(369,397)	(362,275)
Class I Shares	(444,550)	(380,376)

FUND SHARE TRANSACTIONS
Class A Shares	(1,037,408)	(897,200)
Class I Shares	546,483	(16,981)

Net Increase (Decrease) in Net Assets	(907,095)	119,149

NET ASSETS
Beginning of Year	25,328,238	25,209,089

End of Year	$24,421,143	$25,328,238

See notes to financial statements.

Annual Financial Statements | 265

Notes to Financial Statements

September 30, 2025

NOTE 1 – ORGANIZATION

Thornburg Short Duration Municipal Fund (“Short Duration Municipal Fund”), Thornburg Limited Term Municipal Fund (“Limited Term Municipal Fund”), Thornburg Intermediate Municipal Fund (“Intermediate Municipal Fund”), Thornburg Strategic Municipal Income Fund (“Strategic Municipal Income Fund”), Thornburg California Limited Term Municipal Fund (“Limited Term California Fund”), Thornburg New Mexico Intermediate Municipal Fund (“Intermediate New Mexico Fund”) and Thornburg New York Intermediate Municipal Fund (“Intermediate New York Fund”), collectively the “Funds”, are series of Thornburg Investment Trust (the “Trust”). The Short Duration Municipal Fund, Limited Term Municipal Fund, Intermediate Municipal Fund, Strategic Municipal Income Fund, and Limited Term California Fund are diversified. The Intermediate New Mexico Fund and Intermediate New York Fund are non-diversified. The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of September 30, 2025, the Funds are currently seven of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes and bears expenses directly attributable to it.

Short Duration Municipal Fund: The Fund’s investment goal is to seek current income exempt from federal income tax, consistent with preservation of capital. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, high yield risk, interest rate risk, liquidity risk, management risk, market and economic risk, redemption risk, and tax risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Limited Term Municipal Fund: The Fund’s primary investment goal is to obtain as high a level of current income exempt from federal individual income tax as is consistent, in the view of Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), with preservation of capital. The Fund’s secondary goal is to reduce expected changes in its share price compared to longer intermediate and long-term bond portfolios. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, high yield risk, interest rate risk, liquidity risk, management risk, market and economic risk, redemption risk, and tax risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Intermediate Municipal Fund: The Fund’s primary investment goal is to obtain as high a level of current income exempt from federal individual income tax as is consistent, in the view of the Advisor, with preservation of capital. The Fund’s secondary goal is to reduce expected changes in its share price compared to long-term bond portfolios. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, high yield risk, interest rate risk, liquidity risk, management risk, market and economic risk, redemption risk, and tax risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Strategic Municipal Income Fund: The Fund’s investment goal is to seek a high level of current income exempt from federal individual income tax. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, high yield risk, interest rate risk, liquidity risk, management risk, market and economic risk, redemption risk, and tax risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Limited Term California Fund: The Fund’s primary investment goal is to obtain as high a level of current income exempt from federal and California state individual income taxes as is consistent, in the view of the Advisor, with preservation of capital. The Fund’s secondary goal is to reduce expected changes in its share price compared to longer intermediate and long-term bond portfolios. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, high yield risk, interest rate risk, liquidity risk, management risk, market and economic risk, redemption risk, single state risk, and tax risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Intermediate New Mexico Fund: The Fund’s primary investment goal is to obtain as high a level of current income exempt from federal and New Mexico state individual income taxes as is consistent, in the view of the Advisor, with preservation of capital. The Fund’s secondary goal is to reduce expected changes in its share price compared to long-term bond portfolios. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, high yield risk, interest rate risk, liquidity risk, management risk, market and economic risk, non-diversification risk, redemption risk, single state risk, and tax risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Intermediate New York Fund: The Fund’s primary investment goal is to obtain as high a level of current income exempt from federal, New York State, and New York City individual income taxes as is consistent, in the view of the Advisor, with preservation of capital. The Fund’s secondary goal is to reduce expected changes in its share price compared to long-term bond portfolios. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational

266 | Annual Financial Statements

Notes to Financial Statements, Continued

September 30, 2025

risk, high yield risk, interest rate risk, liquidity risk, management risk, market and economic risk, non-diversification risk, redemption risk, single state risk, and tax risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

As of September 30, 2025, the Funds each currently offer up to four classes of shares of beneficial interest.

Each class of shares of the Funds represents an interest in the same portfolio of investments, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C and Class C2 shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year of purchase, and bear both a service fee and a distribution fee, (iii)) Class D shares are sold at net asset value without a sales charge at the time of purchase or redemption, and bear both a service fee and a distribution fee, (iv) Class I shares are sold at net asset value without a sales charge at the time of purchase and may be subject to a service fee, and (v) the respective classes may have different reinvestment privileges and conversion rights. Additionally, each Fund may allocate among its classes certain expenses, to the extent allocable to specific classes, including administration fees, transfer agent fees, government registration fees, certain printing and postage costs, and legal expenses. Currently, class specific expenses of the Funds are limited to distribution and service fees, transfer agent fees, and certain registration and filing fees.

At September 30, 2025, the following classes of shares are offered in each respective Fund:

	CLASS A	CLASS C	CLASS C2	CLASS D	CLASS I
Short Duration Municipal Fund	X				X
Limited Term Municipal Fund	X	X	X		X
Intermediate Municipal Fund	X	X	X		X
Strategic Municipal Income Fund	X	X			X
Limited Term California Fund	X	X	X		X
Intermediate New Mexico Fund	X			X	X
Intermediate New York Fund	X				X

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each of the Funds in the preparation of its financial statements. Each Fund prepares its financial statements in conformity with United States generally accepted accounting principles (“GAAP”), including investment company accounting and reporting guidance in the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946.

Segment Reporting: Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Allocation of Income, Gains, Losses and Expenses: Net investment income (other than class specific expenses) and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class). Expenses common to all Funds are allocated daily among the Funds comprising the Trust based upon their relative net asset values or other appropriate allocation methods. Operating expenses directly attributable to a specific class are charged against the operating income of that class.

Dividends and Distributions to Shareholders: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Ordinary income dividends, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually and more often if deemed necessary by the Advisor. Dividends and distributions are paid and are reinvested in additional shares of the Funds at net asset value per share at the close of business on the ex-dividend date, or at the shareholder’s option, paid in cash.

Guarantees and Indemnifications: Under the Trust’s organizational documents (and under separate agreements with the independent Trustees), its officers and Trustees are provided with an indemnification, to the extent permitted by the 1940 Act, against certain liabilities

Annual Financial Statements | 267

Notes to Financial Statements, Continued

September 30, 2025

that may arise out of the performance of their duties to the Funds. In the normal course of business, the Trust may also enter into contracts with service providers that contain general indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, based on experience, the Trust expects the risk of loss to be remote.

Investment Income: Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Premiums and discounts are amortized and accreted, respectively, to first call dates or maturity dates using the effective yield method of the respective investments. These amounts are included in Investment Income in the Statement of Operations.

Investment Transactions: Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale of investments are recorded on an identified cost basis.

Security Valuation: All investments in securities held by the Funds are valued as described in Note 3.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases (decreases) in net assets from operations during the reporting period. Actual results could differ from those estimates.

When-Issued and Delayed Delivery Transactions: The Funds may engage in when-issued or delayed delivery transactions. To the extent the Funds engage in such transactions, they will do so for the purpose of acquiring portfolio investments consistent with the Funds’ investment objectives and not for the purpose of investment leverage or to speculate on interest rate or market changes. At the time the Funds make a commitment to purchase an investment on a when-issued or delayed delivery basis, the Funds will record the transaction and reflect the value in determining its net asset value. Pursuant to current U.S. Securities and Exchange Commission (“SEC”) guidance, a transaction involving a when-issued security will not be deemed to involve a senior security as long as the Funds intend to settle the transaction physically and the transaction settles within 35 days. Investments purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date. The values of these securities held at September 30, 2025 are detailed in the Schedule of Investments.

NOTE 3 – SECURITY VALUATION

Valuation of the Funds’ portfolio investment securities is performed by the Advisor, which has been designated by the Trustees of the Trust (the “Trustees”) as the Funds’ “valuation designee,” as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).

In its capacity as the Funds’ valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Funds’ investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Funds would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Funds upon a sale of the investment, and the difference could be material to the Funds’ financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Debt obligations held by the Funds which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Funds, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the

268 | Annual Financial Statements

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September 30, 2025

Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Funds are likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.

Valuation Hierarchy: The Funds categorize their investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Funds’ investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Funds are typically calculated by pricing service providers approved by the Committee and are generally characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and a Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following tables display a summary of the fair value hierarchy measurements of each Fund’s investments as of September 30, 2025:

SHORT DURATION MUNICIPAL FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Long-Term Municipal Bonds	$113,595,550	$—	$113,595,550	$—
Short-Term Investments
Municipal Bonds	535,000	—	535,000	—
Mutual Fund	130,236	130,236	—	—
Total Investments in Securities	$114,260,786	$130,236	$114,130,550	$—
Total Assets	$114,260,786	$130,236	$114,130,550	$—

LIMITED TERM MUNICIPAL FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Long-Term Municipal Bonds	$2,076,516,030	$—	$2,076,516,030	$—
Short-Term Investments
Municipal Bonds	50,055,000	—	50,055,000	—
Mutual Fund	1,141,202	1,141,202	—	—
Total Investments in Securities	$2,127,712,232	$1,141,202	$2,126,571,030	$—
Total Assets	$2,127,712,232	$1,141,202	$2,126,571,030	$—

Annual Financial Statements | 269

Notes to Financial Statements, Continued

September 30, 2025

INTERMEDIATE MUNICIPAL FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Long-Term Municipal Bonds	$1,040,953,871	$—	$1,040,953,871	$—
Short-Term Investments
Municipal Bonds	45,470,000	—	45,470,000	—
Mutual Fund	9,156	9,156	—	—
Total Investments in Securities	$1,086,433,027	$9,156	$1,086,423,871	$—
Total Assets	$1,086,433,027	$9,156	$1,086,423,871	$—

STRATEGIC MUNICIPAL INCOME FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Long-Term Municipal Bonds	$357,482,546	$—	$357,482,546	$—
Short-Term Investments
Municipal Bonds	19,310,000	—	19,310,000	—
Mutual Fund	177,437	177,437	—	—
Total Investments in Securities	$376,969,983	$177,437	$376,792,546	$—
Total Assets	$376,969,983	$177,437	$376,792,546	$—

LIMITED TERM CALIFORNIA FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Long-Term Municipal Bonds	$254,718,001	$—	$254,718,001	$—
Short-Term Investments
Municipal Bonds	22,530,000	—	22,530,000	—
Mutual Fund	762,018	762,018	—	—
Total Investments in Securities	$278,010,019	$762,018	$277,248,001	$—
Total Assets	$278,010,019	$762,018	$277,248,001	$—

INTERMEDIATE NEW MEXICO FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Long-Term Municipal Bonds	$87,306,477	$—	$87,306,477	$—
Short-Term Investments
Municipal Bonds	230,000	—	230,000	—
Mutual Fund	644	644	—	—
Total Investments in Securities	$87,537,121	$644	$87,536,477	$—
Total Assets	$87,537,121	$644	$87,536,477	$—

INTERMEDIATE NEW YORK FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Long-Term Municipal Bonds	$23,892,798	$—	$23,892,798	$—
Short-Term Investments
Municipal Bonds	340,000	—	340,000	—
Mutual Fund	10,821	10,821	—	—
Total Investments in Securities	$24,243,619	$10,821	$24,232,798	$—
Total Assets	$24,243,619	$10,821	$24,232,798	$—

NOTE 4 – INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an investment advisory agreement with the Trust, the Advisor serves as the investment advisor and performs advisory services for the Funds for which the Advisor’s management fees are payable at the end of each month. Under the investment advisory agreement,

270 | Annual Financial Statements

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September 30, 2025

each Fund pays the Advisor a management fee based on the average daily net assets of that Fund at an annual rate as shown in the following table:

SHORT DURATION MUNICIPAL FUND		LIMITED TERM MUNICIPAL FUND, LIMITED TERM CALIFORNIA FUND		INTERMEDIATE MUNICIPAL FUND, INTERMEDIATE NEW MEXICO FUND, INTERMEDIATE NEW YORK FUND		STRATEGIC MUNICIPAL INCOME FUND
DAILY NET ASSETS	FEE RATE	DAILY NET ASSETS	FEE RATE	DAILY NET ASSETS	FEE RATE	DAILY NET ASSETS	FEE RATE
Up to $1 billion	0.400%	Up to $500 million	0.500%	Up to $500 million	0.500%	Up to $500 million	0.750%
Next $500 million	0.300	Next $500 million	0.400	Next $500 million	0.450	Next $500 million	0.675
Next $500 million	0.250	Next $500 million	0.300	Next $500 million	0.400	Next $500 million	0.625
Over $2 billion	0.225	Next $500 million	0.250	Next $500 million	0.350	Next $500 million	0.575
		Over $2 billion	0.225	Over $2 billion	0.275	Over $2 billion	0.500

The Funds’ effective management fees, calculated on the basis of the Funds’ average daily net assets (before applicable management fee waivers) for the year ended September 30, 2025 were as shown in the following table. Total management fees incurred by the Funds for the year ended September 30, 2025 are set forth in the Statement of Operations.

EFFECTIVE MANAGEMENT FEE
Short Duration Municipal Fund	0.400%
Limited Term Municipal Fund	0.346
Intermediate Municipal Fund	0.473
Strategic Municipal Income Fund	0.750
Limited Term California Fund	0.500
Intermediate New Mexico Fund	0.500
Intermediate New York Fund	0.500

The Trust has entered into an administrative services agreement with the Advisor, whereby the Advisor will perform certain administrative services. The administrative services fees are computed as an annual percentage of the aggregate average daily net assets of all applicable Funds in the Trust as follows:

ADMINISTRATIVE SERVICES FEE SCHEDULE
DAILY NET ASSETS	FEE RATE
Up to $20 billion	0.100%
$20 billion to $40 billion	0.075
$40 billion to $60 billion	0.040
Over $60 billion	0.030

The aggregate administrative services fee amount is allocated on a daily basis to each Fund based on net assets and subsequently allocated to each class of shares of the Funds. Total administrative services fees incurred by each class of shares of the Funds for the year ended September 30, 2025, are set forth in the Statement of Operations.

The Trust has an underwriting agreement with Thornburg Securities LLC (the “Distributor”), an affiliate of the Advisor, which acts as the distributor of the Funds’ shares. For the year ended September 30, 2025, the Distributor has advised the Funds that they earned net commissions from the sale of Class A shares and collected contingent deferred sales charges (“CDSC Fees”) from redemptions of Class C and Class C2 shares as follows:

Annual Financial Statements | 271

Notes to Financial Statements, Continued

September 30, 2025

	COMMISSIONS	CDSC FEES
Limited Term Municipal Fund	$2,698	$490
Intermediate Municipal Fund	1,762	1,061
Strategic Municipal Income Fund	760	—
Limited Term California Fund	258	195
Intermediate New Mexico Fund	97	—
Intermediate New York Fund	739	—

Pursuant to a service plan under Rule 12b-1 of the 1940 Act, the Funds may reimburse to the Distributor an amount not to exceed .25 of 1% per annum of the average daily net assets attributable to the applicable Class A, Class C, Class C2 and Class I shares of the Limited Term Municipal Fund, Intermediate Municipal Fund and Limited Term California Fund, Class A, Class C, and Class I shares of the Strategic Municipal Income Fund, Class A and Class I shares of the Intermediate New York Fund and Class A, Class D and Class I shares of the Intermediate New Mexico Fund and .20 of 1% per annum of the average daily net assets attributable to the applicable Class A and Class I shares of Short Duration Municipal Fund for payments made by the Distributor to securities dealers and other financial institutions to obtain various shareholder and distribution related services. For the year ended September 30, 2025, there were no 12b-1 service plan fees charged for Class I. The Advisor and Distributor each may pay out of its own resources additional expenses for distribution of each Fund’s shares and shareholder services.

The Trust has also adopted a distribution plan pursuant to Rule 12b-1, applicable only to the Funds’ Class C, Class C2, and Class D shares, under which the Funds compensate the Distributor for services in promoting the sale of Class C and Class D shares of the Funds at an annual rate of up to .25 of 1% per annum of the average daily net assets attributable to Class C of the Limited Term Municipal Fund and Limited Term California Fund and Class D shares of the Intermediate New Mexico Fund, .35 of 1% per annum of the average daily net assets attributable to Class C of the Intermediate Municipal Fund and Strategic Municipal Income Fund and .40 of 1% per annum of the average daily net assets attributed to Class C2 shares of the Limited Term Municipal Fund, Intermediate Municipal Fund, and Limited Term California Fund. Total fees incurred by each class of shares of the Funds under their respective service and distribution plans for the year ended September 30, 2025, are set forth in the Statements of Operations.

The Advisor has contractually agreed to waive certain fees and reimburse certain expenses incurred by certain classes of the Funds. The agreement may be terminated by the Trust at any time, but may not be terminated by the Advisor before February 1, 2026 unless the Advisor ceases to be the investment advisor to the Funds prior to that date. The Advisor may recoup amounts waived or reimbursed during the year ended September 30, 2025 if, during the fiscal year, expenses fall below the contractual limit that was in place at the time these fees and expenses were waived or reimbursed. The Advisor will not recoup fees or expenses as described in the preceding sentence if that recoupment would cause the Funds’ total annual operating expenses (after the recoupment is taken into account) to exceed the lesser of: (a) the expense cap that was in place at the time the waiver or reimbursement occurred; or (b) the expense cap that is in place at the time of the recoupment. Expense caps exclude taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs.

Actual expenses of certain share classes do not exceed levels as specified in each Fund’s most recent prospectus as shown in the following table:

	CLASS A	CLASS C	CLASS C2	CLASS D	CLASS I
Short Duration Municipal Fund	0.70%	—%	—%	—%	0.50%
Limited Term Municipal Fund	—	—	1.24	—	—
Intermediate Municipal Fund	0.72	1.09	1.09	—	0.48
Strategic Municipal Income Fund	0.81	1.28	—	—	0.59
Limited Term California Fund	0.74	1.02	1.02	—	0.49
Intermediate New Mexico Fund	0.99	—	—	1.24	0.67
Intermediate New York Fund	0.99	—	—	—	0.67

272 | Annual Financial Statements

Notes to Financial Statements, Continued

September 30, 2025

For the year ended September 30, 2025, the Advisor contractually reimbursed certain class specific expenses and distribution fees and voluntarily waived certain expenses as follows:

CONTRACTUAL:	CLASS A	CLASS C	CLASS C2	CLASS D	CLASS I	TOTAL
Short Duration Municipal Fund	$31,373	$—	$—	$—	$140,111	$171,484
Limited Term Municipal Fund	—	—	15,142	—	—	15,142
Intermediate Municipal Fund	414,201	37,742	15,225	—	1,190,856	1,658,024
Strategic Municipal Income Fund	232,754	29,250	—	—	962,284	1,224,288
Limited Term California Fund	83,064	11,344	8,393	—	338,801	441,602
Intermediate New Mexico Fund	34,138	—	—	13,693	54,291	102,122
Intermediate New York Fund	26,464	—	—	—	34,397	60,861

VOLUNTARY:	CLASS A	CLASS C	CLASS C2	CLASS I	TOTAL
Short Duration Municipal Fund	$641	$—	$—	$12,386	$13,027
Intermediate Municipal Fund	60,185	3,051	356	193,868	257,460
Strategic Municipal Income Fund	43,024	2,438	—	186,417	231,879
Limited Term California Fund	41,464	669	741	152,776	195,650
Intermediate New York Fund	31,567	—	—	34,362	65,929

Certain officers and Trustees of the Trust are also officers or directors of the Advisor and Distributor. The compensation of the independent Trustees is borne by the Trust. The Trust also pays a portion of the Chief Compliance Officer’s compensation. These amounts are reflected as Trustee and officer fees in the Statement of Operations.

As of September 30, 2025, the percentage of direct investments in the Funds held by the Trustees, officers of the Trust, and the Advisor is approximately as follows.

PERCENTAGE OF DIRECT INVESTMENTS
Short Duration Municipal Fund	75.23%
Limited Term Municipal Fund	7.56
Intermediate Municipal Fund	0.29
Strategic Municipal Income Fund	9.10
Limited Term California Fund	—
Intermediate New Mexico Fund	21.79
Intermediate New York Fund	—

The Funds may purchase or sell portfolio securities from or to an affiliated fund provided that all such transactions will comply with Rule 17a-7 under the 1940 Act. For the year ended September 30, 2025 the Rule 17a-7 purchases, sales and gains/(losses) were as follows.

	PURCHASES	SALES	REALIZED GAINS/(LOSSES)
Short Duration Municipal Fund	$2,629,550	$9,054,397	$(59,394)
Limited Term Municipal Fund	30,675,507	9,994,625	(265,344)
Intermediate Municipal Fund	40,527,610	38,778,933	(1,600,425)
Strategic Municipal Income Fund	37,547,475	40,375,103	(1,876,625)
Limited Term California Fund	6,877,584	16,120,376	(360,274)
Intermediate New Mexico Fund	—	3,652,770	(65,318)
Intermediate New York Fund	916,223	1,197,745	(21,027)

NOTE 5 – TAXES

Federal Income Taxes: It is the policy of the Trust to comply with the provisions of the Internal Revenue Code of 1986 applicable to regulated investment companies and to distribute to shareholders substantially all investment company taxable income including net realized gains on investments (if any), and tax exempt income of the Funds. Therefore, no provision for federal income or excise tax is required.

Annual Financial Statements | 273

Notes to Financial Statements, Continued

September 30, 2025

The Funds file income tax returns in United States federal and applicable state jurisdictions. The statute of limitations on the Funds’ tax return filings generally remains open for the three years following a return’s filing date. The Funds have analyzed each uncertain tax position believed to be material in the preparation of the Funds’ financial statements for the fiscal year ended September 30, 2025, including open tax years, to assess whether it is more likely than not that the position would be sustained upon examination, based on the technical merits of the position. The Funds have not identified any such position for which an asset or liability must be reflected in the Statements of Assets and Liabilities.

At September 30, 2025, information on the tax components of capital was as follows:

	COST	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Duration Municipal Fund	$113,218,237	$1,094,165	$(51,616)	$1,042,549
Limited Term Municipal Fund	2,062,479,115	65,491,606	(258,489)	65,233,117
Intermediate Municipal Fund	1,056,379,111	30,250,832	(196,916)	30,053,916
Strategic Municipal Income Fund	365,428,490	11,895,049	(353,556)	11,541,493
Limited Term California Fund	271,413,305	6,661,157	(64,443)	6,596,714
Intermediate New Mexico Fund	86,646,057	1,115,749	(224,685)	891,064
Intermediate New York Fund	24,174,338	242,838	(173,557)	69,281

Temporary differences between book and tax basis appreciation (depreciation) on cost of investments is primarily attributed to wash sales outstanding and premium amortization accruals.

At September 30, 2025, the Funds had cumulative tax basis capital losses from prior fiscal years as shown on the following table, which may be carried forward to offset future capital gains. To the extent such carryforwards are used, capital gain distributions may be reduced to the extent provided by regulations. Such capital loss carryforwards do not expire.

	CUMULATIVE CAPITAL LOSSES
	SHORT-TERM	LONG-TERM
Short Duration Municipal Fund	$3,998,644	$3,628,827
Limited Term Municipal Fund	128,047,812	136,960,474
Intermediate Municipal Fund	23,573,333	27,885,485
Strategic Municipal Income Fund	13,768,533	15,243,483
Limited Term California Fund	7,513,350	10,934,734
Intermediate New Mexico Fund	1,014,547	4,722,523
Intermediate New York Fund	563,838	781,663

At September 30, 2025 the Funds had undistributed net tax-exempt income, undistributed tax basis net ordinary income and undistributed tax basis capital gains as follows:

	UNDISTRIBUTED NET TAX EXEMPT INCOME	UNDISTRIBUTED TAX BASIS ORDINARY INCOME	UNDISTRIBUTED TAX BASIS CAPITAL GAINS
Short Duration Municipal Fund	$126,603	$—	$—
Limited Term Municipal Fund	106,881	—	—
Intermediate Municipal Fund	483,427	—	—
Strategic Municipal Income Fund	69,929	—	—
Limited Term California Fund	115,039	—	—
Intermediate New Mexico Fund	11,708	—	—
Intermediate New York Fund	3,719	—	—

274 | Annual Financial Statements

Notes to Financial Statements, Continued

September 30, 2025

The tax character of distributions paid for the Funds during the years ended September 30, 2025, and September 30, 2024, were as follows:

	DISTRIBUTIONS FROM:
	TAX EXEMPT INCOME		ORDINARY INCOME
	2025	2024	2025	2024
Short Duration Municipal Fund	$3,744,796	$3,993,892	$84,184	$72,534
Limited Term Municipal Fund	75,841,883	83,020,456	1,430,116	1,030,782
Intermediate Municipal Fund	38,437,592	33,428,055	957,670	706,829
Strategic Municipal Income Fund	13,303,045	10,989,622	617,267	400,835
Limited Term California Fund	8,142,401	8,061,198	380,308	207,921
Intermediate New Mexico Fund	2,631,997	2,688,653	106,737	31,020
Intermediate New York Fund	797,544	734,222	16,403	8,429

NOTE 6 – SHARES OF BENEFICIAL INTEREST

At September 30, 2025, there were an unlimited number of shares of each Fund with no par value of beneficial interest authorized.

Transactions in each Fund’s shares of beneficial interest were as follows:

	YEAR ENDED		YEAR ENDED
	SEPTEMBER 30, 2025		SEPTEMBER 30, 2024
SHORT DURATION MUNICIPAL FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	154,422	$1,838,113	83,080	$980,177
Shares issued to shareholders in reinvestment of dividends	14,877	177,402	20,303	241,580
Shares repurchased	(238,898)	(2,844,558)	(727,625)	(8,644,289)
Net increase (decrease)	(69,599)	$(829,043)	(624,242)	$(7,422,532)

Class I Shares
Shares sold	1,728,841	$20,632,884	252,397	$2,994,028
Shares issued to shareholders in reinvestment of dividends	188,449	2,246,408	195,524	2,326,782
Shares repurchased	(2,190,296)	(26,195,614)	(2,264,393)	(26,826,293)
Net increase (decrease)	(273,006)	$(3,316,322)	(1,816,472)	$(21,505,483)

	YEAR ENDED		YEAR ENDED
	SEPTEMBER 30, 2025		SEPTEMBER 30, 2024
LIMITED TERM MUNICIPAL FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	2,154,118	$29,139,645	2,820,914	$38,096,955
Shares issued to shareholders in reinvestment of dividends	1,063,477	14,370,351	1,146,065	15,506,725
Shares repurchased	(9,497,908)	(128,318,531)	(10,658,521)	(144,036,098)
Net increase (decrease)	(6,280,313)	$(84,808,535)	(6,691,542)	$(90,432,418)

Class C Shares
Shares sold	135,739	$1,837,385	166,854	$2,266,121
Shares issued to shareholders in reinvestment of dividends	69,118	935,663	92,961	1,259,673
Shares repurchased	(1,006,890)	(13,657,108)	(1,889,926)	(25,545,100)
Net increase (decrease)	(802,033)	$(10,884,060)	(1,630,111)	$(22,019,306)

Class C2 Shares
Shares sold	3,415	$46,351	21,379	$290,228
Shares issued to shareholders in reinvestment of dividends	5,111	69,214	5,468	74,109
Shares repurchased	(26,907)	(365,278)	(96,549)	(1,307,884)
Net increase (decrease)	(18,381)	$(249,713)	(69,702)	$(943,547)

Annual Financial Statements | 275

Notes to Financial Statements, Continued

September 30, 2025

	YEAR ENDED		YEAR ENDED
	SEPTEMBER 30, 2025		SEPTEMBER 30, 2024
LIMITED TERM MUNICIPAL FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class I Shares
Shares sold	31,229,972	$422,338,614	29,611,993	$400,369,449
Shares issued to shareholders in reinvestment of dividends	4,095,291	55,341,329	4,386,113	59,348,527
Shares repurchased	(52,253,398)	(706,227,031)	(69,401,713)	(936,899,772)
Net increase (decrease)	(16,928,135)	$(228,547,088)	(35,403,607)	$(477,181,796)

	YEAR ENDED		YEAR ENDED
	SEPTEMBER 30, 2025		SEPTEMBER 30, 2024
INTERMEDIATE MUNICIPAL FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	2,196,010	$28,845,029	2,865,862	$37,742,830
Shares issued to shareholders in reinvestment of dividends	611,592	8,005,066	610,283	8,044,769
Shares repurchased	(4,852,990)	(63,644,329)	(4,689,890)	(61,650,532)
Net increase (decrease)	(2,045,388)	$(26,794,234)	(1,213,745)	$(15,862,933)

Class C Shares
Shares sold	177,168	$2,326,656	138,168	$1,824,372
Shares issued to shareholders in reinvestment of dividends	28,394	372,058	30,557	403,093
Shares repurchased	(302,823)	(3,959,158)	(475,714)	(6,256,851)
Net increase (decrease)	(97,261)	$(1,260,444)	(306,989)	$(4,029,386)

Class C2 Shares
Shares sold	43,705	$575,536	49,503	$649,410
Shares issued to shareholders in reinvestment of dividends	3,551	46,532	3,834	50,648
Shares repurchased	(24,853)	(327,063)	(59,026)	(782,957)
Net increase (decrease)	22,403	$295,005	(5,689)	$(82,899)

Class I Shares
Shares sold	23,399,697	$305,109,103	22,582,199	$297,324,990
Shares issued to shareholders in reinvestment of dividends	1,928,909	25,198,203	1,529,407	20,149,283
Shares repurchased	(16,208,571)	(211,323,612)	(14,279,716)	(186,903,978)
Net increase (decrease)	9,120,035	$118,983,694	9,831,890	$130,570,295

	YEAR ENDED		YEAR ENDED
	SEPTEMBER 30, 2025		SEPTEMBER 30, 2024
STRATEGIC MUNICIPAL INCOME FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	770,180	$10,760,456	928,851	$12,883,229
Shares issued to shareholders in reinvestment of dividends	172,891	2,411,794	167,962	2,351,365
Shares repurchased	(1,159,898)	(16,242,622)	(786,892)	(10,976,988)
Net increase (decrease)	(216,827)	$(3,070,372)	309,921	$4,257,606

Class C Shares
Shares sold	15,254	$214,885	92,456	$1,285,508
Shares issued to shareholders in reinvestment of dividends	8,165	114,063	9,875	138,222
Shares repurchased	(60,103)	(843,664)	(187,087)	(2,627,407)
Net increase (decrease)	(36,684)	$(514,716)	(84,756)	$(1,203,677)

276 | Annual Financial Statements

Notes to Financial Statements, Continued

September 30, 2025

	YEAR ENDED		YEAR ENDED
	SEPTEMBER 30, 2025		SEPTEMBER 30, 2024
STRATEGIC MUNICIPAL INCOME FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class I Shares
Shares sold	10,098,420	$141,603,169	5,833,470	$81,239,072
Shares issued to shareholders in reinvestment of dividends	810,831	11,317,157	630,368	8,829,398
Shares repurchased	(6,135,358)	(85,578,202)	(6,037,501)	(83,851,832)
Net increase (decrease)	4,773,893	$67,342,124	426,337	$6,216,638

	YEAR ENDED		YEAR ENDED
	SEPTEMBER 30, 2025		SEPTEMBER 30, 2024
LIMITED TERM CALIFORNIA FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	343,241	$4,413,842	389,917	$4,990,232
Shares issued to shareholders in reinvestment of dividends	113,863	1,462,811	118,342	1,522,036
Shares repurchased	(792,772)	(10,199,832)	(1,255,859)	(16,155,951)
Net increase (decrease)	(335,668)	$(4,323,179)	(747,600)	$(9,643,683)

Class C Shares
Shares sold	21,230	$272,303	4,047	$52,039
Shares issued to shareholders in reinvestment of dividends	1,683	21,646	2,960	38,084
Shares repurchased	(45,615)	(586,527)	(144,134)	(1,857,060)
Net increase (decrease)	(22,702)	$(292,578)	(137,127)	$(1,766,937)

Class C2 Shares
Shares sold	61,603	$790,877	29,957	$382,773
Shares issued to shareholders in reinvestment of dividends	2,147	27,589	786	10,133
Shares repurchased	(32,312)	(420,077)	(1,795)	(23,086)
Net increase (decrease)	31,438	$398,389	28,948	$369,820

Class I Shares
Shares sold	7,491,018	$96,075,808	7,030,536	$89,998,482
Shares issued to shareholders in reinvestment of dividends	473,500	6,091,164	448,614	5,778,722
Shares repurchased	(6,551,913)	(84,177,322)	(7,558,676)	(97,101,448)
Net increase (decrease)	1,412,605	$17,989,650	(79,526)	$(1,324,244)

	YEAR ENDED		YEAR ENDED
	SEPTEMBER 30, 2025		SEPTEMBER 30, 2024
INTERMEDIATE NEW MEXICO FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	138,404	$1,704,146	60,975	$759,680
Shares issued to shareholders in reinvestment of dividends	73,719	906,938	78,372	970,653
Shares repurchased	(629,175)	(7,746,893)	(1,033,938)	(12,759,524)
Net increase (decrease)	(417,052)	$(5,135,809)	(894,591)	$(11,029,191)

Class D Shares
Shares sold	197	$2,421	194	$2,400
Shares issued to shareholders in reinvestment of dividends	12,030	148,041	12,718	157,600
Shares repurchased	(88,007)	(1,088,502)	(137,546)	(1,688,354)
Net increase (decrease)	(75,780)	$(938,040)	(124,634)	$(1,528,354)

Annual Financial Statements | 277

Notes to Financial Statements, Continued

September 30, 2025

	YEAR ENDED		YEAR ENDED
	SEPTEMBER 30, 2025		SEPTEMBER 30, 2024
INTERMEDIATE NEW MEXICO FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class I Shares
Shares sold	886,583	$10,871,947	532,926	$6,611,620
Shares issued to shareholders in reinvestment of dividends	119,469	1,468,726	110,785	1,371,958
Shares repurchased	(864,539)	(10,608,006)	(1,061,145)	(13,117,470)
Net increase (decrease)	141,513	$1,732,667	(417,434)	$(5,133,892)

	YEAR ENDED		YEAR ENDED
	SEPTEMBER 30, 2025		SEPTEMBER 30, 2024
INTERMEDIATE NEW YORK FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	44,974	$534,784	31,434	$375,050
Shares issued to shareholders in reinvestment of dividends	27,289	323,152	26,170	313,597
Shares repurchased	(160,265)	(1,895,344)	(132,861)	(1,585,847)
Net increase (decrease)	(88,002)	$(1,037,408)	(75,257)	$(897,200)

Class I Shares
Shares sold	288,489	$3,417,215	316,003	$3,781,567
Shares issued to shareholders in reinvestment of dividends	32,306	382,288	26,951	322,961
Shares repurchased	(275,713)	(3,253,020)	(346,068)	(4,121,509)
Net increase (decrease)	45,082	$546,483	(3,114)	$(16,981)

NOTE 7 – INVESTMENT TRANSACTIONS

For the year ended September 30, 2025, the Funds had purchase and sale transactions of investments as listed in the table below (excluding short-term investments).

	PURCHASES	SALES
Short Duration Municipal Fund	$60,276,981	$63,493,598
Limited Term Municipal Fund	678,452,956	977,129,427
Intermediate Municipal Fund	600,423,409	523,177,348
Strategic Municipal Income Fund	252,875,773	196,284,139
Limited Term California Fund	111,141,756	118,165,660
Intermediate New Mexico Fund	21,114,436	21,226,457
Intermediate New York Fund	9,705,793	9,908,883

278 | Annual Financial Statements

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Annual Financial Statements | 279

Financial Highlights

Short Duration Municipal Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF YEAR	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF YEAR

CLASS A SHARES(b)

2025	$11.99	0.37	(0.02)	0.35	(0.37)	—	—	(0.37)	$11.97
2024	$11.76	0.36	0.23	0.59	(0.36)	—	—	(0.36)	$11.99
2023	$11.77	0.27	—	0.27	(0.28)	—	—	(0.28)	$11.76
2022	$12.33	0.09	(0.57)	(0.48)	(0.08)	—	—	(0.08)	$11.77
2021	$12.37	0.03	(0.04)	(0.01)	(0.03)	—	—	(0.03)	$12.33

CLASS I SHARES

2025	$11.98	0.39	(0.01)	0.38	(0.39)	—	—	(0.39)	$11.97
2024	$11.75	0.39	0.23	0.62	(0.39)	—	—	(0.39)	$11.98
2023	$11.76	0.30	(0.01)	0.29	(0.30)	—	—	(0.30)	$11.75
2022	$12.33	0.11	(0.57)	(0.46)	(0.11)	—	—	(0.11)	$11.76
2021	$12.36	0.06	(0.03)	0.03	(0.06)	—	—	(0.06)	$12.33

(a)	Not annualized for periods less than one year.
(b)	Sales loads are not reflected in computing total return.
+	Based on weighted average shares outstanding.

See notes to financial statements.

280 | Annual Financial Statements

Financial Highlights, Continued

Short Duration Municipal Fund

	RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)	EXPENSES, AFTER EXPENSE REDUCTIONS (%)	EXPENSES, BEFORE EXPENSE REDUCTIONS (%)	TOTAL RETURN (%)(a)	PORTFOLIO TURNOVER RATE (%)(a)	NET ASSETS AT END OF YEAR (THOUSANDS)

CLASS A SHARES(b)

2025	3.08	0.70	1.25	2.95	54.60	$5,527
2024	3.04	0.70	1.23	5.12	63.53	$6,367
2023	2.29	0.70	1.06	2.29	56.32	$13,585
2022	0.71	0.70	1.10	(3.88)	89.01	$20,045
2021	0.27	0.70	0.98	(0.05)	34.71	$16,332

CLASS I SHARES

2025	3.28	0.50	0.64	3.24	54.60	$108,124
2024	3.26	0.50	0.63	5.34	63.53	$111,515
2023	2.52	0.50	0.60	2.50	56.32	$130,723
2022	0.88	0.50	0.58	(3.77)	89.01	$148,929
2021	0.46	0.50	0.65	0.23	34.71	$179,245

Annual Financial Statements | 281

Financial Highlights

Limited Term Municipal Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF YEAR	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF YEAR

CLASS A SHARES(b)

2025	$13.69	0.44	(0.05)	0.39	(0.43)	—	—	(0.43)	$13.65
2024	$13.19	0.40	0.51	0.91	(0.41)	—	—	(0.41)	$13.69
2023	$13.26	0.32	(0.06)	0.26	(0.33)	—	—	(0.33)	$13.19
2022	$14.51	0.21	(1.25)	(1.04)	(0.21)	—	—	(0.21)	$13.26
2021	$14.64	0.19	(0.13)	0.06	(0.19)	—	—	(0.19)	$14.51

CLASS C SHARES

2025	$13.72	0.40	(0.04)	0.36	(0.40)	—	—	(0.40)	$13.68
2024	$13.21	0.37	0.51	0.88	(0.37)	—	—	(0.37)	$13.72
2023	$13.28	0.29	(0.07)	0.22	(0.29)	—	—	(0.29)	$13.21
2022	$14.53	0.17	(1.24)	(1.07)	(0.18)	—	—	(0.18)	$13.28
2021	$14.66	0.15	(0.13)	0.02	(0.15)	—	—	(0.15)	$14.53

CLASS C2 SHARES

2025	$13.72	0.37	(0.04)	0.33	(0.37)	—	—	(0.37)	$13.68
2024	$13.21	0.34	0.51	0.85	(0.34)	—	—	(0.34)	$13.72
2023	$13.28	0.26	(0.07)	0.19	(0.26)	—	—	(0.26)	$13.21
2022	$14.54	0.14	(1.26)	(1.12)	(0.14)	—	—	(0.14)	$13.28
2021(c)	$14.66	0.10	(0.12)	(0.02)	(0.10)	—	—	(0.10)	$14.54

CLASS I SHARES

2025	$13.69	0.47	(0.04)	0.43	(0.47)	—	—	(0.47)	$13.65
2024	$13.19	0.44	0.50	0.94	(0.44)	—	—	(0.44)	$13.69
2023	$13.26	0.35	(0.06)	0.29	(0.36)	—	—	(0.36)	$13.19
2022	$14.51	0.24	(1.25)	(1.01)	(0.24)	—	—	(0.24)	$13.26
2021	$14.64	0.22	(0.13)	0.09	(0.22)	—	—	(0.22)	$14.51

(a) Not annualized for periods less than one year.

(b) Sales loads are not reflected in computing total return.

(c) Effective date of this class of shares was October 1, 2020.

+   Based on weighted average shares outstanding.

See notes to financial statements.

282 | Annual Financial Statements

Financial Highlights, Continued

Limited Term Municipal Fund

	RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)	EXPENSES, AFTER EXPENSE REDUCTIONS (%)	EXPENSES, BEFORE EXPENSE REDUCTIONS (%)	TOTAL RETURN (%)(a)	PORTFOLIO TURNOVER RATE (%)(a)	NET ASSETS AT END OF YEAR (THOUSANDS)

CLASS A SHARES(b)

2025	3.22	0.78	0.78	2.96	31.04	$455,833
2024	2.99	0.77	0.77	6.94	39.61	$543,244
2023	2.40	0.74	0.74	1.91	37.26	$611,338
2022	1.51	0.71	0.71	(7.20)	37.69	$755,222
2021	1.28	0.69	0.69	0.39	22.29	$978,221

CLASS C SHARES

2025	2.92	1.08	1.08	2.66	31.04	$28,496
2024	2.70	1.04	1.04	6.72	39.61	$39,586
2023	2.15	0.98	0.98	1.66	37.26	$59,652
2022	1.23	0.97	0.97	(7.43)	37.69	$91,018
2021	1.00	0.97	0.97	0.11	22.29	$146,806

CLASS C2 SHARES

2025	2.76	1.24	1.84	2.49	31.04	$2,435
2024	2.50	1.24	1.72	6.51	39.61	$2,695
2023	1.89	1.24	1.67	1.39	37.26	$3,516
2022	0.99	1.24	1.48	(7.74)	37.69	$4,695
2021(c)	0.69	1.24	1.72	(0.11)	22.29	$5,477

CLASS I SHARES

2025	3.47	0.53	0.53	3.22	31.04	$1,670,371
2024	3.24	0.51	0.51	7.22	39.61	$1,907,395
2023	2.62	0.51	0.51	2.14	37.26	$2,303,573
2022	1.72	0.48	0.48	(6.99)	37.69	$3,162,018
2021	1.50	0.46	0.46	0.61	22.29	$4,502,575

Annual Financial Statements | 283

Financial Highlights

Intermediate Municipal Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF YEAR	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF YEAR

CLASS A SHARES(b)

2025	$13.38	0.48	(0.20)	0.28	(0.48)	—	—	(0.48)	$13.18
2024	$12.72	0.45	0.66	1.11	(0.45)	—	—	(0.45)	$13.38
2023	$12.82	0.40	(0.10)	0.30	(0.40)	—	—	(0.40)	$12.72
2022	$14.35	0.32	(1.52)	(1.20)	(0.33)	—	—	(0.33)	$12.82
2021	$14.37	0.33	(0.02)	0.31	(0.33)	—	—	(0.33)	$14.35

CLASS C SHARES

2025	$13.40	0.43	(0.20)	0.23	(0.43)	—	—	(0.43)	$13.20
2024	$12.73	0.40	0.67	1.07	(0.40)	—	—	(0.40)	$13.40
2023	$12.83	0.35	(0.10)	0.25	(0.35)	—	—	(0.35)	$12.73
2022	$14.37	0.27	(1.54)	(1.27)	(0.27)	—	—	(0.27)	$12.83
2021	$14.39	0.27	(0.01)	0.26	(0.28)	—	—	(0.28)	$14.37

CLASS C2 SHARES

2025	$13.40	0.43	(0.20)	0.23	(0.43)	—	—	(0.43)	$13.20
2024	$12.73	0.40	0.67	1.07	(0.40)	—	—	(0.40)	$13.40
2023	$12.83	0.35	(0.10)	0.25	(0.35)	—	—	(0.35)	$12.73
2022	$14.37	0.27	(1.54)	(1.27)	(0.27)	—	—	(0.27)	$12.83
2021(c)	$14.39	0.27	(0.02)	0.25	(0.27)	—	—	(0.27)	$14.37

CLASS I SHARES

2025	$13.36	0.51	(0.20)	0.31	(0.51)	—	—	(0.51)	$13.16
2024	$12.70	0.48	0.66	1.14	(0.48)	—	—	(0.48)	$13.36
2023	$12.80	0.43	(0.10)	0.33	(0.43)	—	—	(0.43)	$12.70
2022	$14.34	0.36	(1.54)	(1.18)	(0.36)	—	—	(0.36)	$12.80
2021	$14.35	0.36	(0.01)	0.35	(0.36)	—	—	(0.36)	$14.34

(a) Not annualized for periods less than one year.

(b) Sales loads are not reflected in computing total return.

(c) Effective date of this class of shares was October 1, 2020.

+   Based on weighted average shares outstanding.

See notes to financial statements.

284 | Annual Financial Statements

Financial Highlights, Continued

Intermediate Municipal Fund

	RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)	EXPENSES, AFTER EXPENSE REDUCTIONS (%)	EXPENSES, BEFORE EXPENSE REDUCTIONS (%)	TOTAL RETURN (%)(a)	PORTFOLIO TURNOVER RATE (%)(a)	NET ASSETS AT END OF YEAR (THOUSANDS)

CLASS A SHARES(b)

2025	3.63	0.72	0.92	2.15	53.42	$229,585
2024	3.43	0.74	0.93	8.81	29.65	$260,420
2023	3.06	0.77	0.92	2.31	39.98	$262,957
2022	2.37	0.77	0.91	(8.50)	19.48	$272,111
2021	2.26	0.77	0.91	2.16	10.20	$328,170

CLASS C SHARES

2025	3.26	1.09	1.42	1.77	53.42	$11,566
2024	3.05	1.11	1.39	8.49	29.65	$13,044
2023	2.68	1.14	1.36	1.93	39.98	$16,306
2022	1.98	1.14	1.33	(8.89)	19.48	$22,032
2021	1.89	1.14	1.30	1.78	10.20	$34,344

CLASS C2 SHARES

2025	3.26	1.09	2.18	1.77	53.42	$1,777
2024	3.05	1.11	2.06	8.49	29.65	$1,503
2023	2.70	1.14	2.48	1.93	39.98	$1,501
2022	2.00	1.14	2.07	(8.89)	19.48	$1,521
2021(c)	1.85	1.14	2.62	1.76	10.20	$1,860

CLASS I SHARES

2025	3.88	0.48	0.66	2.39	53.42	$854,442
2024	3.66	0.50	0.67	9.08	29.65	$745,487
2023	3.30	0.53	0.67	2.55	39.98	$583,709
2022	2.60	0.53	0.67	(8.36)	19.48	$555,898
2021	2.50	0.53	0.67	2.47	10.20	$666,356

Annual Financial Statements | 285

Financial Highlights

Strategic Municipal Income Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF YEAR	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF YEAR

CLASS A SHARES(b)

2025	$14.27	0.52	(0.23)	0.29	(0.52)	—	—	(0.52)	$14.04
2024	$13.39	0.50	0.88	1.38	(0.50)	—	—	(0.50)	$14.27
2023	$13.48	0.44	(0.09)	0.35	(0.44)	—	—	(0.44)	$13.39
2022	$15.43	0.31	(1.95)	(1.64)	(0.31)	—	—	(0.31)	$13.48
2021	$15.33	0.30	0.10	0.40	(0.30)	—	—	(0.30)	$15.43

CLASS C SHARES

2025	$14.29	0.46	(0.25)	0.21	(0.45)	—	—	(0.45)	$14.05
2024	$13.40	0.43	0.89	1.32	(0.43)	—	—	(0.43)	$14.29
2023	$13.49	0.37	(0.09)	0.28	(0.37)	—	—	(0.37)	$13.40
2022	$15.45	0.24	(1.96)	(1.72)	(0.24)	—	—	(0.24)	$13.49
2021	$15.34	0.23	0.11	0.34	(0.23)	—	—	(0.23)	$15.45

CLASS I SHARES

2025	$14.29	0.55	(0.24)	0.31	(0.55)	—	—	(0.55)	$14.05
2024	$13.40	0.53	0.89	1.42	(0.53)	—	—	(0.53)	$14.29
2023	$13.49	0.47	(0.09)	0.38	(0.47)	—	—	(0.47)	$13.40
2022	$15.45	0.34	(1.96)	(1.62)	(0.34)	—	—	(0.34)	$13.49
2021	$15.34	0.34	0.11	0.45	(0.34)	—	—	(0.34)	$15.45

(a) Not annualized for periods less than one year.

(b) Sales loads are not reflected in computing total return.

+   Based on weighted average shares outstanding.

See notes to financial statements.

286 | Annual Financial Statements

Financial Highlights, Continued

Strategic Municipal Income Fund

	RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)	EXPENSES, AFTER EXPENSE REDUCTIONS (%)	EXPENSES, BEFORE EXPENSE REDUCTIONS (%)	TOTAL RETURN (%)(a)	PORTFOLIO TURNOVER RATE (%)(a)	NET ASSETS AT END OF YEAR (THOUSANDS)

CLASS A SHARES(b)

2025	3.73	0.81	1.23	2.12	59.01	$65,175
2024	3.55	0.81	1.27	10.41	23.43	$69,372
2023	3.15	0.81	1.27	2.51	48.80	$60,908
2022	2.12	0.81	1.27	(10.73)	46.24	$55,859
2021	1.96	0.81	1.26	2.65	10.43	$65,220

CLASS C SHARES

2025	3.26	1.28	2.12	1.57	59.01	$3,535
2024	3.07	1.28	1.97	9.96	23.43	$4,119
2023	2.65	1.28	1.92	2.03	48.80	$4,998
2022	1.64	1.28	1.77	(11.20)	46.24	$8,278
2021	1.50	1.28	1.71	2.24	10.43	$11,753

CLASS I SHARES

2025	3.96	0.59	0.99	2.27	59.01	$311,692
2024	3.76	0.59	1.01	10.72	23.43	$248,771
2023	3.37	0.59	1.01	2.74	48.80	$227,585
2022	2.33	0.59	0.99	(10.59)	46.24	$236,725
2021	2.17	0.59	0.97	2.94	10.43	$298,871

Annual Financial Statements | 287

Financial Highlights

Limited Term California Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF YEAR	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS		TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF YEAR

CLASS A SHARES(b)

2025	$13.03	0.39	(0.02	)(c)	0.37	(0.38)	—	—	(0.38)	$13.02
2024	$12.56	0.36	0.47		0.83	(0.36)	—	—	(0.36)	$13.03
2023	$12.61	0.29	(0.05)		0.24	(0.29)	—	—	(0.29)	$12.56
2022	$13.66	0.17	(1.04)		(0.87)	(0.18)	—	—	(0.18)	$12.61
2021	$13.80	0.15	(0.14)		0.01	(0.15)	—	—	(0.15)	$13.66

CLASS C SHARES

2025	$13.04	0.35	—	(c)(d)	0.35	(0.35)	—	—	(0.35)	$13.04
2024	$12.58	0.33	0.46		0.79	(0.33)	—	—	(0.33)	$13.04
2023	$12.62	0.25	(0.04)		0.21	(0.25)	—	—	(0.25)	$12.58
2022	$13.67	0.13	(1.04)		(0.91)	(0.14)	—	—	(0.14)	$12.62
2021	$13.81	0.11	(0.14)		(0.03)	(0.11)	—	—	(0.11)	$13.67

CLASS C2 SHARES

2025	$13.04	0.35	—	(c)(d)	0.35	(0.35)	—	—	(0.35)	$13.04
2024	$12.57	0.33	0.47		0.80	(0.33)	—	—	(0.33)	$13.04
2023	$12.61	0.26	(0.05)		0.21	(0.25)	—	—	(0.25)	$12.57
2022	$13.67	0.14	(1.06)		(0.92)	(0.14)	—	—	(0.14)	$12.61
2021(f)	$13.81	0.11	(0.13)		(0.02)	(0.12)	—	—	(0.12)	$13.67

CLASS I SHARES

2025	$13.05	0.42	(0.01	)(c)	0.41	(0.42)	—	—	(0.42)	$13.04
2024	$12.58	0.39	0.48		0.87	(0.40)	—	—	(0.40)	$13.05
2023	$12.62	0.32	(0.04)		0.28	(0.32)	—	—	(0.32)	$12.58
2022	$13.67	0.21	(1.05)		(0.84)	(0.21)	—	—	(0.21)	$12.62
2021	$13.82	0.19	(0.15)		0.04	(0.19)	—	—	(0.19)	$13.67

(a)	Not annualized for periods less than one year.
(b)	Sales loads are not reflected in computing total return.
(c)	Due to timing of transactions of shares of beneficial interest, the net realized and unrealized gain (loss) on investments on a per share basis is not in accordance with the aggregate net realized and unrealized gain (loss) for the period as shown in the Statement of Operations.
(d)	Net realized and unrealized gain (loss) on investments was less than $0.01 per share.
(e)	Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
(f)	Effective date of this class of shares was October 1, 2020.
+	Based on weighted average shares outstanding.

See notes to financial statements.

288 | Annual Financial Statements

Financial Highlights, Continued

Limited Term California Fund

	RATIOS TO AVERAGE NET ASSETS				SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)	EXPENSES, AFTER EXPENSE REDUCTIONS (%)	EXPENSES, BEFORE EXPENSE REDUCTIONS (%)		TOTAL RETURN (%)(a)	PORTFOLIO TURNOVER RATE (%)(a)	NET ASSETS AT END OF YEAR (THOUSANDS)

CLASS A SHARES(b)

2025	3.00	0.74	0.96		2.96	43.53	$55,662
2024	2.82	0.74	0.96		6.71	46.36	$60,071
2023	2.26	0.74	0.96		1.89	45.63	$67,312
2022	1.32	0.74	0.95		(6.44)	41.92	$79,046
2021	1.11	0.74	0.92		0.10	16.22	$101,949

CLASS C SHARES

2025	2.70	1.02	2.33		2.75	43.53	$920
2024	2.52	1.02	1.70		6.32	46.36	$1,216
2023	1.95	1.02	1.42		1.69	45.63	$2,897
2022	1.02	1.02	1.31		(6.70)	41.92	$5,976
2021	0.82	1.02	1.27		(0.19)	16.22	$9,623

CLASS C2 SHARES

2025	2.73	1.02	1.92		2.75	43.53	$933
2024	2.55	1.02	2.89	(e)	6.41	46.36	$524
2023	2.00	1.02	8.02	(e)	1.69	45.63	$141
2022	1.05	1.02	4.46	(e)	(6.78)	41.92	$129
2021(f)	0.84	1.02	6.50	(e)	(0.18)	16.22	$149

CLASS I SHARES

2025	3.25	0.49	0.73		3.21	43.53	$229,855
2024	3.07	0.49	0.71		6.97	46.36	$211,561
2023	2.50	0.49	0.71		2.23	45.63	$204,982
2022	1.56	0.49	0.71		(6.20)	41.92	$276,717
2021	1.35	0.49	0.70		0.27	16.22	$366,861

Annual Financial Statements | 289

Financial Highlights

Intermediate New Mexico Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF YEAR	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF YEAR

CLASS A SHARES(b)

2025	$12.51	0.36	(0.12)	0.24	(0.36)	—	—	(0.36)	$12.39
2024	$12.01	0.32	0.50	0.82	(0.32)	—	—	(0.32)	$12.51
2023	$12.08	0.24	(0.07)	0.17	(0.24)	—	—	(0.24)	$12.01
2022	$13.40	0.19	(1.32)	(1.13)	(0.19)	—	—	(0.19)	$12.08
2021	$13.48	0.20	(0.09)	0.11	(0.19)	—	—	(0.19)	$13.40

CLASS D SHARES

2025	$12.51	0.33	(0.12)	0.21	(0.33)	—	—	(0.33)	$12.39
2024	$12.02	0.29	0.49	0.78	(0.29)	—	—	(0.29)	$12.51
2023	$12.08	0.20	(0.05)	0.15	(0.21)	—	—	(0.21)	$12.02
2022	$13.41	0.16	(1.33)	(1.17)	(0.16)	—	—	(0.16)	$12.08
2021	$13.49	0.16	(0.08)	0.08	(0.16)	—	—	(0.16)	$13.41

CLASS I SHARES

2025	$12.50	0.40	(0.12)	0.28	(0.40)	—	—	(0.40)	$12.38
2024	$12.01	0.36	0.49	0.85	(0.36)	—	—	(0.36)	$12.50
2023	$12.07	0.27	(0.05)	0.22	(0.28)	—	—	(0.28)	$12.01
2022	$13.40	0.23	(1.33)	(1.10)	(0.23)	—	—	(0.23)	$12.07
2021	$13.47	0.24	(0.07)	0.17	(0.24)	—	—	(0.24)	$13.40

(a) Not annualized for periods less than one year.

(b) Sales loads are not reflected in computing total return.

+   Based on weighted average shares outstanding.

See notes to financial statements.

290 | Annual Financial Statements

Financial Highlights, Continued

Intermediate New Mexico Fund

	RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)	EXPENSES, AFTER EXPENSE REDUCTIONS (%)	EXPENSES, BEFORE EXPENSE REDUCTIONS (%)	TOTAL RETURN (%)(a)	PORTFOLIO TURNOVER RATE (%)(a)	NET ASSETS AT END OF YEAR (THOUSANDS)

CLASS A SHARES(b)

2025	2.90	0.99	1.09	1.95	24.59	$31,901
2024	2.59	0.99	1.06	6.89	19.49	$37,430
2023	1.91	0.99	1.02	1.35	48.90	$46,699
2022	1.50	0.99	1.01	(8.49)	8.83	$53,476
2021	1.46	0.98	0.98	0.85	7.43	$70,051

CLASS D SHARES

2025	2.65	1.24	1.44	1.70	24.59	$6,683
2024	2.34	1.24	1.36	6.54	19.49	$7,697
2023	1.65	1.24	1.34	1.18	48.90	$8,891
2022	1.25	1.24	1.29	(8.78)	8.83	$10,388
2021	1.20	1.24	1.29	0.59	7.43	$12,917

CLASS I SHARES

2025	3.23	0.67	0.78	2.28	24.59	$50,644
2024	2.91	0.67	0.75	7.15	19.49	$49,373
2023	2.23	0.67	0.74	1.76	48.90	$52,436
2022	1.82	0.67	0.73	(8.27)	8.83	$57,584
2021	1.77	0.67	0.71	1.24	7.43	$66,312

Annual Financial Statements | 291

Financial Highlights

Intermediate New York Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF YEAR	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF YEAR

CLASS A SHARES(b)

2025	$12.10	0.37	(0.20)	0.17	(0.36)	—	—	(0.36)	$11.91
2024	$11.60	0.34	0.50	0.84	(0.34)	—	—	(0.34)	$12.10
2023	$11.68	0.28	(0.08)	0.20	(0.28)	—	—	(0.28)	$11.60
2022	$12.88	0.25	(1.20)	(0.95)	(0.25)	—	—	(0.25)	$11.68
2021	$12.96	0.23	(0.07)	0.16	(0.24)	—	—	(0.24)	$12.88

CLASS I SHARES

2025	$12.10	0.40	(0.19)	0.21	(0.40)	—	—	(0.40)	$11.91
2024	$11.61	0.37	0.49	0.86	(0.37)	—	—	(0.37)	$12.10
2023	$11.68	0.31	(0.06)	0.25	(0.32)	—	—	(0.32)	$11.61
2022	$12.88	0.28	(1.19)	(0.91)	(0.29)	—	—	(0.29)	$11.68
2021	$12.96	0.27	(0.07)	0.20	(0.28)	—	—	(0.28)	$12.88

(a)	Not annualized for periods less than one year.
(b)	Sales loads are not reflected in computing total return.
(c)	The total return based on the NAV which reflects the adjustments in accordance with U.S. GAAP is 7.27%.
(d)	The total return based on the NAV which reflects the adjustments in accordance with U.S. GAAP is 1.66%.
+	Based on weighted average shares outstanding.

See notes to financial statements.

292 | Annual Financial Statements

Financial Highlights, Continued

Intermediate New York Fund

	RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)	EXPENSES, AFTER EXPENSE REDUCTIONS (%)	EXPENSES, BEFORE EXPENSE REDUCTIONS (%)	TOTAL RETURN (%)(a)		PORTFOLIO TURNOVER RATE (%)(a)	NET ASSETS AT END OF YEAR (THOUSANDS)

CLASS A SHARES(b)

2025	3.09	0.99	1.47	1.50		40.75	$11,493
2024	2.81	0.99	1.39	7.18	(c)	20.23	$12,740
2023	2.33	0.99	1.33	1.75	(d)	42.70	$13,096
2022	1.98	0.99	1.22	(7.48)		6.02	$15,193
2021	1.77	0.99	1.14	1.20		11.29	$23,885

CLASS I SHARES

2025	3.41	0.67	1.20	1.83		40.75	$12,928
2024	3.13	0.67	1.12	7.53		20.23	$12,588
2023	2.64	0.67	1.11	2.07		42.70	$12,113
2022	2.30	0.67	0.98	(7.18)		6.02	$14,642
2021	2.09	0.67	0.93	1.52		11.29	$20,454

Annual Financial Statements | 293

Report of Independent Registered Public Accounting Firm

Thornburg Municipal Funds

To the Board of Trustees of Thornburg Investment Trust and Shareholders of Thornburg Short Duration Municipal Fund, Thornburg Limited Term Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Strategic Municipal Income Fund, Thornburg California Limited Term Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, and Thornburg New York Intermediate Municipal Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Thornburg Short Duration Municipal Fund, Thornburg Limited Term Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Strategic Municipal Income Fund, Thornburg California Limited Term Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, and Thornburg New York Intermediate Municipal Fund (seven of the funds constituting Thornburg Investment Trust, hereafter collectively referred to as the "Funds") as of September 30, 2025, the related statements of operations for the year ended September 30, 2025, the statements of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30,2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2025, and each of the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York

November 17, 2025

We have served as the auditor of one or more investment companies in Thornburg Investment Trust since 1999.

294 | Annual Financial Statements

Tax Information

September 30, 2025

For the tax year ended September 30, 2025, tax exempt (or the maximum allowed) and taxable ordinary income dividends paid by funds for federal income tax purposes are as follows:

	TAX EXEMPT	TAXABLE ORDINARY
Short Duration Municipal Fund	$ 3,744,796	$ 84,184
Limited Term Municipal Fund	75,841,883	1,430,116
Intermediate Municipal Fund	38,437,592	957,670
Strategic Municipal Income Fund	13,303,045	617,267
Limited Term California Fund	8,142,401	380,308
Intermediate New Mexico Fund	2,631,997	106,737
Intermediate New York Fund	797,544	16,403

The information and the distributions reported herein may differ from information and distributions reported to the shareholders for the calendar year ending December 31, 2025. Complete information will be reported in conjunction with your 2025 Form 1099.

Annual Financial Statements | 295

Schedule of Investments

Thornburg Emerging Markets Managed Account Fund | September 30, 2025

	ISSUER-DESCRIPTION	SHARES	VALUE
	COMMON STOCK — 90.7%

	CAPITAL GOODS — 8.8%
	Aerospace & Defense — 4.3%
	LIG Nex1 Co. Ltd.	135	$49,360
	Electrical Equipment — 4.5%
	Contemporary Amperex Technology Co. Ltd. Class A	900	50,826
			100,186

	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 3.3%
	Broadline Retail — 3.3%
[a]	MercadoLibre, Inc.	16	37,391
			37,391

	CONSUMER DURABLES & APPAREL — 3.8%
	Household Durables — 3.8%
	Nien Made Enterprise Co. Ltd.	3,082	42,926
			42,926

	CONSUMER SERVICES — 3.2%
	Hotels, Restaurants & Leisure — 3.2%
[a]	Eternal Ltd.	9,826	36,055
			36,055

	CONSUMER STAPLES DISTRIBUTION & RETAIL — 8.0%
	Consumer Staples Distribution & Retail — 8.0%
	Bid Corp. Ltd.	3,631	90,880
			90,880

	ENERGY — 7.8%
	Energy Equipment & Services — 4.1%
	ADNOC Drilling Co. PJSC	30,193	46,279
	Oil, Gas & Consumable Fuels — 3.7%
	Reliance Industries Ltd.	2,756	42,339
			88,618

	FINANCIAL SERVICES — 2.6%
	Capital Markets — 2.6%
	360 ONE WAM Ltd.	2,505	28,941
			28,941

	FOOD, BEVERAGE & TOBACCO — 14.7%
	Beverages — 14.7%
	Arca Continental SAB de CV	8,300	87,176
	Kweichow Moutai Co. Ltd. Class A	219	44,425
	Varun Beverages Ltd.	6,999	34,992
			166,593

	HEALTH CARE EQUIPMENT & SERVICES — 2.7%
	Health Care Providers & Services — 2.7%
	Bangkok Dusit Medical Services PCL Class F	49,000	30,998
			30,998

	HOUSEHOLD & PERSONAL PRODUCTS — 3.8%
	Personal Care Products — 3.8%
	Proya Cosmetics Co. Ltd. Class A	3,825	43,411
			43,411

	INSURANCE — 2.4%
	Insurance — 2.4%
[a]	PB Fintech Ltd.	1,406	26,938
			26,938

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.0%

296 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Emerging Markets Managed Account Fund | September 30, 2025

	ISSUER-DESCRIPTION	SHARES	VALUE

	Semiconductors & Semiconductor Equipment — 5.0%
	MediaTek, Inc.	1,303	$56,219
			56,219

	SOFTWARE & SERVICES — 3.1%
	Information Technology Services — 3.1%
	Tata Consultancy Services Ltd.	1,072	34,905
			34,905

	TECHNOLOGY HARDWARE & EQUIPMENT — 7.4%
	Technology Hardware, Storage & Peripherals — 7.4%
	Samsung Electronics Co. Ltd.	1,396	83,479
			83,479

	TELECOMMUNICATION SERVICES — 3.8%
	Wireless Telecommunication Services — 3.8%
	Bharti Airtel Ltd.	2,029	43,030
			43,030

	TRANSPORTATION — 5.7%
	Transportation Infrastructure — 5.7%
	Salik Co. PJSC	39,677	64,921
			64,921

	UTILITIES — 4.6%
	Electric Utilities — 4.6%
	Tenaga Nasional Bhd.	16,698	52,453
			52,453
	TOTAL COMMON STOCK (Cost $968,788)		1,027,944

	SHORT-TERM INVESTMENTS — 14.3%
[b]	Thornburg Capital Management Fund	16,231	162,311
	TOTAL SHORT-TERM INVESTMENTS (Cost $162,311)		162,311

	TOTAL INVESTMENTS — 105.0% (Cost $1,131,099)		$1,190,255

	LIABILITIES NET OF OTHER ASSETS — (5.0)%		(56,603)

	NET ASSETS — 100.0%		$1,133,652

Footnote Legend
a	Non-income producing.
b	Investment in Affiliates.

COUNTRY EXPOSURE *
(percent of equity holdings)
India	24.1%
China	13.5%
South Korea	12.9%
United Arab Emirates	10.8%
Taiwan	9.7%
South Africa	8.8%
Mexico	8.5%
Malaysia	5.1%
Brazil	3.6%
Thailand	3.0%

* Holdings are classified by country of risk as determined by MSCI and Bloomberg.

See notes to financial statements.	Annual Financial Statements | 297

Schedule of Investments

Thornburg High Income Bond Managed Account Fund | September 30, 2025

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	ASSET BACKED SECURITIES — 21.5%

	AUTO RECEIVABLES — 3.2%
[a]	BOF VII AL Funding Trust I, Series 2023-CAR3 Class A2, 6.291% due 7/26/2032	$22,540	$22,881
	DT Auto Owner Trust,
[a]	Series 2022-3A Class C, 7.69% due 7/17/2028	8,298	8,322
[a]	Series 2023-2A Class C, 5.79% due 2/15/2029	25,000	25,076
[a]	Series 2023-3A Class C, 6.40% due 5/15/2029	25,000	25,274
[a,b]	Kinetic Advantage Master Owner Trust, Series 2024-1A Class A, 7.022% (SOFR30A + 2.65%) due 11/15/2027	40,000	40,060
[a]	Research-Driven Pagaya Motor Asset Trust, Series 2025-5A Class A2, 4.575% due 6/26/2034	40,000	40,010
[a]	Research-Driven Pagaya Motor Asset Trust VII, Series 2022-3A Class A, 5.38% due 11/25/2030	9,604	9,605
			171,228

	OTHER ASSET BACKED — 10.0%
[a]	Affirm Asset Securitization Trust, Series 2024-X2 Class A, 5.22% due 12/17/2029	32,444	32,471
	BHG Securitization Trust,
[a]	Series 2021-A Class A, 1.42% due 11/17/2033	28,753	28,449
[a]	Series 2023-B Class A, 6.92% due 12/17/2036	35,955	37,604
[a]	Dell Equipment Finance Trust, Series 2024-1 Class A2, 5.58% due 3/22/2030	14,267	14,283
[a]	Foundation Finance Trust, Series 2021-1A Class A, 1.27% due 5/15/2041	37,253	35,134
	FREED ABS Trust,
[a]	Series 2021-3FP Class D, 2.37% due 11/20/2028	23,383	23,383
[a]	Series 2022-1FP Class D, 3.35% due 3/19/2029	37,415	37,333
[a]	Goodgreen Trust, Series 2021-1A Class A, 2.66% due 10/15/2056	53,447	44,056
[a]	GoodLeap Sustainable Home Solutions Trust, Series 2022-1GS Class A, 2.70% due 1/20/2049	34,147	30,745
[a]	Marlette Funding Trust, Series 2023-2A Class B, 6.54% due 6/15/2033	4,643	4,647
[a]	Mosaic Solar Loan Trust, Series 2020-2A Class B, 2.21% due 8/20/2046	37,782	30,772
[a]	NetCredit Combined Receivables LLC, Series 2023-A Class A, 7.78% due 12/20/2027	34,622	34,661
[a]	NMEF Funding LLC, Series 2023-A Class A2, 6.57% due 6/17/2030	26,288	26,461
[a]	Oportun Issuance Trust, Series 2021-B Class A, 1.47% due 5/8/2031	41,232	40,517
	Pagaya AI Debt Trust,
[a]	Series 2022-5 Class A, 8.096% due 6/17/2030	1,963	1,965
[a]	Series 2024-1 Class A, 6.66% due 7/15/2031	24,601	24,724
[a]	Reach ABS Trust, Series 2024-1A Class A, 6.30% due 2/18/2031	19,212	19,250
[a]	Republic Finance Issuance Trust, Series 2021-A Class A, 2.30% due 12/22/2031	8,790	8,768
[a]	Retained Vantage Data Centers Issuer LLC, Series 2024-1A Class A2, 4.992% due 9/15/2049	25,000	25,048
[a]	Sierra Timeshare Receivables Funding LLC, Series 2022-3A Class B, 6.32% due 7/20/2039	38,381	38,958
			539,229

	STUDENT LOAN — 8.3%
[a]	College Avenue Student Loans LLC, Series 2017-A Class A2, 3.75% due 11/26/2046	44,874	43,206
	Commonbond Student Loan Trust,
[a]	Series 2017-AGS Class A1, 2.55% due 5/25/2041	29,641	28,709
[a]	Series 2020-1 Class A, 1.69% due 10/25/2051	19,709	18,129
[a]	Education Funding Trust, Series 2020-A Class A, 2.79% due 7/25/2041	46,631	45,711
[b]	National Collegiate Student Loan Trust, Series 2005-1 Class B, 4.652% (TSFR1M + 0.49%) due 3/26/2035	18,912	17,648
	Navient Private Education Refi Loan Trust,
[a]	Series 2019-GA Class A, 2.40% due 10/15/2068	24,132	23,411
[a]	Series 2020-FA Class A, 1.22% due 7/15/2069	14,339	13,486
[a]	Series 2020-HA Class A, 1.31% due 1/15/2069	23,317	22,167
[a,b]	Navient Student Loan Trust, Series 2019-BA Class A2B, 5.245% (TSFR1M + 1.09%) due 12/15/2059	29,859	29,813
[a,b]	Nelnet Student Loan Trust, Series 2021-CA Class AFL, 4.99% (TSFR1M + 0.85%) due 4/20/2062	48,890	48,735
	SLM Student Loan Trust,
[b]	Series 2005-9 Class B, 4.902% (SOFR90A + 0.56%) due 1/25/2041	72,139	68,040
[b]	Series 2006-7 Class B, 4.802% (SOFR90A + 0.46%) due 1/27/2042	37,000	34,324
	SoFi Professional Loan Program LLC,
[a]	Series 2018-B Class A2FX, 3.34% due 8/25/2047	13,097	13,072
[a]	Series 2019-C Class A2FX, 2.37% due 11/16/2048	22,029	21,337
[b]	Wachovia Student Loan Trust, Series 2005-1 Class B, 4.902% (SOFR90A + 0.56%) due 10/25/2040	20,749	18,850
			446,638
	TOTAL ASSET BACKED SECURITIES (Cost $1,144,574)		1,157,095

	CORPORATE BONDS — 59.3%

298 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg High Income Bond Managed Account Fund | September 30, 2025

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	CAPITAL GOODS — 5.4%
	Aerospace & Defense — 2.0%
[a]	BWX Technologies, Inc., 4.125% due 6/30/2028	$55,000	$53,711
[a]	TransDigm, Inc., 6.75% due 8/15/2028	55,000	56,113
	Machinery — 3.0%
[a,c]	ATS Corp., 4.125% due 12/15/2028	35,000	33,567
[a]	Axon Enterprise, Inc., 6.125% due 3/15/2030	35,000	35,981
[a]	Esab Corp., 6.25% due 4/15/2029	55,000	56,524
[a]	Mueller Water Products, Inc., 4.00% due 6/15/2029	35,000	33,722
	Trading Companies & Distributors — 0.4%
[a]	Windsor Holdings III LLC, 8.50% due 6/15/2030	18,000	19,024
			288,642

	COMMERCIAL & PROFESSIONAL SERVICES — 2.9%
	Commercial Services & Supplies — 1.6%
[a]	ACCO Brands Corp., 4.25% due 3/15/2029	18,000	16,268
[a]	Clean Harbors, Inc., 5.125% due 7/15/2029	55,000	54,602
[a]	VT Topco, Inc., 8.50% due 8/15/2030	18,000	18,385
	Professional Services — 1.3%
[a]	Gartner, Inc., 3.625% due 6/15/2029	35,000	33,521
[a]	Korn Ferry, 4.625% due 12/15/2027	35,000	34,777
			157,553

	CONSUMER DURABLES & APPAREL — 1.9%
	Household Durables — 0.3%
[a]	CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50% due 10/15/2029	18,000	14,182
	Textiles, Apparel & Luxury Goods — 1.6%
[a]	Champ Acquisition Corp., 8.375% due 12/1/2031	36,000	38,338
[a]	Levi Strauss & Co., 3.50% due 3/1/2031	55,000	51,092
			103,612

	CONSUMER SERVICES — 1.6%
	Hotels, Restaurants & Leisure — 1.6%
[a]	Aramark Services, Inc., 5.00% due 2/1/2028	55,000	54,753
[a]	Papa John’s International, Inc., 3.875% due 9/15/2029	35,000	33,603
			88,356

	CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.4%
	Consumer Staples Distribution & Retail — 2.4%
[a]	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.875% due 2/15/2028	55,000	54,995
[a]	KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00% due 2/15/2029	18,000	18,938
[a]	U.S. Foods, Inc., 4.75% due 2/15/2029	55,000	54,243
			128,176

	ENERGY — 7.0%
	Oil, Gas & Consumable Fuels — 7.0%
[a]	Columbia Pipelines Holding Co. LLC, 5.097% due 10/1/2031	35,000	35,532
[a]	Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625% due 3/15/2029	35,000	36,508
[c]	Ecopetrol SA, 7.75% due 2/1/2032	15,000	15,508
[a]	El Paso Natural Gas Co. LLC, 3.50% due 2/15/2032	35,000	32,256
[a]	Global Partners LP/GLP Finance Corp., 7.125% due 7/1/2033	45,000	46,175
[a]	Gray Oak Pipeline LLC, 3.45% due 10/15/2027	35,000	34,496
[a,c]	Parkland Corp., 5.875% due 7/15/2027	35,000	34,936
[c]	Petroleos Mexicanos, 5.95% due 1/28/2031	15,000	14,529
	South Bow USA Infrastructure Holdings LLC, 5.026% due 10/1/2029	35,000	35,408
[a]	Summit Midstream Holdings LLC, 8.625% due 10/31/2029	18,000	18,088
[a]	Sunoco LP, 7.00% due 5/1/2029	35,000	36,244
[a]	Whistler Pipeline LLC, 5.70% due 9/30/2031	35,000	36,377
			376,057

	EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.0%
	Diversified REITs — 1.0%
[a]	Iron Mountain, Inc., 5.25% due 7/15/2030	55,000	54,397

See notes to financial statements.	Annual Financial Statements | 299

Schedule of Investments, Continued

Thornburg High Income Bond Managed Account Fund | September 30, 2025

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

			54,397

	FINANCIAL SERVICES — 4.0%
	Capital Markets — 1.6%
[a]	Blue Owl Technology Finance Corp., 3.75% due 6/17/2026	$35,000	$34,682
[a]	Jefferson Capital Holdings LLC, 8.25% due 5/15/2030	18,000	18,879
[a]	LPL Holdings, Inc., 4.00% due 3/15/2029	35,000	34,229
	Consumer Finance — 0.7%
[a]	FirstCash, Inc., 5.625% due 1/1/2030	35,000	34,992
	Financial Services — 1.7%
[a]	EZCORP, Inc., 7.375% due 4/1/2032	35,000	37,367
[a]	United Wholesale Mortgage LLC, 5.50% due 11/15/2025	55,000	55,008
			215,157

	FOOD, BEVERAGE & TOBACCO — 3.0%
	Beverages — 0.6%
[a,c]	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25% due 4/27/2029	35,000	34,562
	Food Products — 1.7%
[a]	Darling Ingredients, Inc., 5.25% due 4/15/2027	35,000	34,917
[a]	Post Holdings, Inc., 6.25% due 2/15/2032	55,000	56,533
	Tobacco — 0.7%
[a]	Turning Point Brands, Inc., 7.625% due 3/15/2032	35,000	37,123
			163,135

	HEALTH CARE EQUIPMENT & SERVICES — 3.5%
	Health Care Equipment & Supplies — 1.7%
[a]	Hologic, Inc., 4.625% due 2/1/2028	55,000	54,621
[a]	Medline Borrower LP, 3.875% due 4/1/2029	35,000	33,775
	Health Care Providers & Services — 1.8%
[a]	Charles River Laboratories International, Inc., 3.75% due 3/15/2029	35,000	33,179
[a]	Select Medical Corp., 6.25% due 12/1/2032	30,000	30,013
	Tenet Healthcare Corp., 6.125% due 6/15/2030	35,000	35,486
			187,074

	HOUSEHOLD & PERSONAL PRODUCTS — 2.0%
	Household Products — 1.0%
[a]	Energizer Holdings, Inc., 4.75% due 6/15/2028	18,000	17,665
[a]	Prestige Brands, Inc., 5.125% due 1/15/2028	35,000	34,714
	Personal Care Products — 1.0%
[a]	Edgewell Personal Care Co., 5.50% due 6/1/2028	55,000	54,834
			107,213

	INSURANCE — 2.0%
	Insurance — 2.0%
[a]	American National Group, Inc., 6.144% due 6/13/2032	35,000	36,640
[a]	Global Atlantic Fin Co., 4.40% due 10/15/2029	35,000	34,508
[a]	Sammons Financial Group, Inc., 6.875% due 4/15/2034	35,000	38,463
			109,611

	MATERIALS — 6.8%
	Chemicals — 1.3%
[a,c]	NOVA Chemicals Corp., 9.00% due 2/15/2030	35,000	37,552
[a,c]	Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00% due 1/27/2030	35,000	32,049
	Containers & Packaging — 4.9%
	Amcor Flexibles North America, Inc., 5.50% due 3/17/2035	35,000	36,061
[a]	Crown Americas LLC, 5.875% due 6/1/2033	55,000	55,576
[a]	Graphic Packaging International LLC, 3.50% due 3/1/2029	35,000	33,181
[a]	Matthews International Corp., 8.625% due 10/1/2027	35,000	36,213
[a,c]	OI European Group BV, 4.75% due 2/15/2030	15,000	14,319
[a]	Sealed Air Corp./Sealed Air Corp. U.S., 7.25% due 2/15/2031	55,000	57,757
[a]	Silgan Holdings, Inc., 1.40% due 4/1/2026	35,000	34,390

300 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg High Income Bond Managed Account Fund | September 30, 2025

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	Metals & Mining — 0.6%
[a]	Novelis Corp., 3.875% due 8/15/2031	$35,000	$31,878
			368,976

	MEDIA & ENTERTAINMENT — 1.8%
	Media — 1.8%
[a]	CCO Holdings LLC/CCO Holdings Capital Corp., 4.25% due 2/1/2031	55,000	50,671
[a]	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875% due 8/15/2027	15,000	14,988
[a]	Sirius XM Radio LLC, 4.00% due 7/15/2028	35,000	33,838
			99,497

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 1.0%
	Life Sciences Tools & Services — 1.0%
[a]	Avantor Funding, Inc., 4.625% due 7/15/2028	55,000	54,112
			54,112

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.3%
	Real Estate Management & Development — 1.3%
[a]	Cushman & Wakefield U.S. Borrower LLC, 6.75% due 5/15/2028	35,000	35,332
[a]	Greystar Real Estate Partners LLC, 7.75% due 9/1/2030	35,000	36,954
			72,286

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.9%
	Semiconductors & Semiconductor Equipment — 0.9%
[a]	Broadcom, Inc., 3.187% due 11/15/2036	35,000	29,878
[a]	Qorvo, Inc., 3.375% due 4/1/2031	20,000	18,390
			48,268

	SOFTWARE & SERVICES — 6.3%
	Information Technology Services — 1.7%
[a]	Insight Enterprises, Inc., 6.625% due 5/15/2032	35,000	35,940
[a]	Science Applications International Corp., 4.875% due 4/1/2028	55,000	54,513
	Internet Software & Services — 0.7%
[a]	Arches Buyer, Inc., 4.25% due 6/1/2028	18,000	17,639
[a]	Cogent Communications Group LLC/Cogent Finance, Inc., 7.00% due 6/15/2027	18,000	17,989
	Software — 3.9%
[a,c]	Constellation Software, Inc., 5.158% due 2/16/2029	35,000	35,734
[a]	Fair Isaac Corp., 4.00% due 6/15/2028	55,000	53,498
[a]	MSCI, Inc., 3.875% due 2/15/2031	35,000	33,539
[a,c]	Open Text Corp., 3.875% due 2/15/2028	55,000	53,491
[a]	SS&C Technologies, Inc., 5.50% due 9/30/2027	35,000	34,999
			337,342

	TECHNOLOGY HARDWARE & EQUIPMENT — 2.1%
	Electronic Equipment, Instruments & Components — 2.1%
[a]	Sensata Technologies, Inc., 4.375% due 2/15/2030	20,000	19,340
[a]	WESCO Distribution, Inc., 6.375% due 3/15/2029	55,000	56,633
[a]	Zebra Technologies Corp., 6.50% due 6/1/2032	35,000	35,950
			111,923

	TELECOMMUNICATION SERVICES — 0.3%
	Diversified Telecommunication Services — 0.3%
[a,c]	Videotron Ltd., 5.125% due 4/15/2027	15,000	15,007
			15,007

	UTILITIES — 2.1%
	Electric Utilities — 1.4%
[a]	Hawaiian Electric Co., Inc., 6.00% due 10/1/2033	2,000	2,016
[a]	ITC Holdings Corp., 5.65% due 5/9/2034	35,000	36,407
[a]	Kentucky Power Co., 7.00% due 11/15/2033	35,000	38,297
	Gas Utilities — 0.7%
[a,c]	APA Infrastructure Ltd., 5.125% due 9/16/2034	35,000	35,443
			112,163

See notes to financial statements.	Annual Financial Statements | 301

Schedule of Investments, Continued

Thornburg High Income Bond Managed Account Fund | September 30, 2025

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	TOTAL CORPORATE BONDS (Cost $3,162,438)		3,198,557

	CONVERTIBLE BONDS — 1.4%

	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 0.9%
	Broadline Retail — 0.9%
	Airbnb, Inc., Series 2025-1A Class D, Zero Coupon due 3/15/2026	$50,000	$48,939
			48,939

	FINANCIAL SERVICES — 0.5%
	Financial Services — 0.5%
[a]	Repay Holdings Corp., Zero Coupon due 2/1/2026	25,000	24,383
			24,383
	TOTAL CONVERTIBLE BONDS (Cost $73,305)		73,322

	OTHER GOVERNMENT — 0.5%
[c]	Panama Bonos del Tesoro, 3.362% due 6/30/2031	15,000	13,383
	U.K. Gilts (GBP), 4.125% due 7/22/2029	12,000	16,169
	TOTAL OTHER GOVERNMENT (Cost $27,953)		29,552

	U.S. GOVERNMENT AGENCIES — 0.2%
[b,d]	CoBank ACB, Series I, 6.25% (SOFR + 4.66%), 10/1/2026	12,000	12,035
	TOTAL U.S. GOVERNMENT AGENCIES (Cost $12,063)		12,035

	MORTGAGE BACKED — 14.6%
[a,b]	Ajax Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2019-F Class A1, 2.86% due 7/25/2059	39,609	38,564
[a,b]	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-5 Class M1, 2.97% due 5/25/2065	60,000	55,022
[a,b]	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2013-A Class A, 3.00% due 5/25/2042	26,804	25,660
	JP Morgan Mortgage Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2019-6 Class B1, 4.261% due 12/25/2049	49,979	47,287
[a,b]	Series 2019-HYB1 Class B4, 4.946% due 10/25/2049	46,960	46,388
[a,b]	Series 2019-INV1 Class B3, 4.925% due 9/25/2049	50,176	48,980
[a,b]	Legacy Mortgage Asset Trust, Whole Loan Securities Trust CMO, Series 2021-GS4 Class A1, 5.65% due 11/25/2060	56,850	56,915
[a,b]	OBX Trust, Whole Loan Securities Trust CMO, Series 2020-EXP3 Class 1A8, 3.00% due 1/25/2060	53,015	47,905
[a,b]	Oceanview Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class A1A, 1.733% due 5/28/2050	20,305	18,852
[a,b]	PRET LLC, Whole Loan Securities Trust CMO, Series 2021-RN4 Class A1, 5.487% due 10/25/2051	51,899	51,902
[a,b]	Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2021-1R Class A1, 0.859% due 1/25/2065	31,179	29,750
	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO,
[b]	Series 2013-4 Class B1, 3.434% due 4/25/2043	47,544	45,839
[a,b]	Series 2019-CH2 Class A1, 4.50% due 8/25/2049	1,194	1,194
[a,b]	Spruce Hill Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2020-SH2 Class B1, 5.00% due 6/25/2055	80,184	80,047
[a,b]	VOLT C LLC, Whole Loan Securities Trust CMO, Series 2021-NPL9 Class A1, 5.992% due 5/25/2051	52,216	52,201
[a,b]	VOLT CI LLC, Whole Loan Securities Trust CMO, Series 2021-NP10 Class A1, 5.992% due 5/25/2051	9,110	9,106
[a,b]	VOLT CVI LLC, Whole Loan Securities Trust CMO, Series 2021-NP12 Class A1, 5.734% due 12/26/2051	43,840	43,843
	WinWater Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2014-1 Class A2, 3.50% due 6/20/2044	48,301	45,969
[a,b]	Series 2016-1 Class B4, 3.785% due 1/20/2046	49,614	44,493
	TOTAL MORTGAGE BACKED (Cost $782,474)		789,917

	SHORT-TERM INVESTMENTS — 2.3%
[e]	Thornburg Capital Management Fund	12,383	123,832
	TOTAL SHORT-TERM INVESTMENTS (Cost $123,832)		123,832

	TOTAL INVESTMENTS — 99.8% (Cost $5,326,639)		$5,384,310

	OTHER ASSETS LESS LIABILITIES — 0.2%		9,649

	NET ASSETS — 100.0%		$5,393,959

302 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg High Income Bond Managed Account Fund | September 30, 2025

Footnote Legend

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025, the aggregate value of these securities in the Fund’s portfolio was $4,848,259, representing 89.88% of the Fund’s net assets.

b	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on September 30, 2025.

c	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

d	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

e	Investment in Affiliates.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities	SOFR	Secured Overnight Financing Rate
ACB	Agricultural Credit Bank	SOFR30A	Secured Overnight Financing Rate 30-Day Average
CMO	Collateralized Mortgage Obligation	SOFR90A	Secured Overnight Financing Rate 90-Day Average
GBP	Denominated in Pound Sterling	TSFR1M	Term SOFR 1 Month

COUNTRY EXPOSURE *

(percent of net assets)

United States	90.0%
Canada	4.6%
Australia	1.2%
Guatemala	0.6%
United Kingdom	0.3%
Colombia	0.3%
Mexico	0.3%
Panama	0.2%
Other Assets Less Liabilities	2.5%

* Holdings are classified by country of risk as determined by MSCI and Bloomberg.

See notes to financial statements.	Annual Financial Statements | 303

Schedule of Investments

Thornburg Investment Grade Bond Managed Account Fund | September 30, 2025

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	ASSET BACKED SECURITIES — 32.0%

	AUTO RECEIVABLES — 21.5%
	American Credit Acceptance Receivables Trust,
[a]	Series 2022-4 Class D, 8.00% due 2/15/2029	$20,541	$20,747
[a]	Series 2023-1 Class C, 5.59% due 4/12/2029	6,839	6,841
[a]	Series 2023-2 Class C, 5.96% due 8/13/2029	2,774	2,777
[a]	BofA Auto Trust, Series 2024-1A Class A2, 5.57% due 12/15/2026	19,270	19,278
	Carvana Auto Receivables Trust,
[a]	Series 2022-N1 Class A2, 3.21% due 12/11/2028	21,162	20,992
[a]	Series 2023-P2 Class A3, 5.42% due 4/10/2028	9,019	9,054
[a]	Series 2024-N2 Class A2, 5.90% due 8/10/2027	2,557	2,560
[a]	Citizens Auto Receivables Trust, Series 2024-2 Class A2A, 5.54% due 11/16/2026	2,336	2,337
[a]	DT Auto Owner Trust, Series 2021-3A Class D, 1.31% due 5/17/2027	7,039	6,967
[a]	Enterprise Fleet Financing LLC, Series 2023-1 Class A2, 5.51% due 1/22/2029	10,633	10,662
	FHF Issuer Trust,
[a]	Series 2024-1A Class A2, 5.69% due 2/15/2030	5,428	5,481
[a]	Series 2024-3A Class A2, 4.94% due 11/15/2030	7,662	7,653
	First Investors Auto Owner Trust,
[a]	Series 2022-1A Class C, 3.13% due 5/15/2028	14,160	14,109
[a]	Series 2022-1A Class D, 3.79% due 6/15/2028	10,000	9,927
	Flagship Credit Auto Trust,
[a]	Series 2021-4 Class C, 1.96% due 12/15/2027	11,770	11,660
[a]	Series 2022-1A Class F, 2.50% due 9/15/2026	1,068	1,066
[a]	Series 2022-2 Class B, 4.76% due 5/17/2027	15,044	15,045
[a]	Series 2024-1 Class A2, 5.64% due 3/15/2028	7,904	7,932
[a]	GLS Auto Receivables Issuer Trust, Series 2021-2A Class D, 1.42% due 4/15/2027	7,630	7,590
[a]	GLS Auto Select Receivables Trust, Series 2023-2A Class A2, 6.37% due 6/15/2028	20,181	20,313
[a]	Huntington Auto Trust, Series 2024-1A Class A3, 5.23% due 1/16/2029	25,000	25,272
[a]	LAD Auto Receivables Trust, Series 2024-3A Class A2, 4.64% due 11/15/2027	7,409	7,418
	Lobel Automobile Receivables Trust,
[a]	Series 2023-1 Class C, 8.31% due 10/16/2028	10,932	10,948
[a]	Series 2025-1 Class A, 5.06% due 11/15/2027	6,213	6,227
[a]	Octane Receivables Trust, Series 2023-1A Class A, 5.87% due 5/21/2029	17,169	17,195
	OneMain Direct Auto Receivables Trust,
[a]	Series 2019-1A Class A, 3.63% due 9/14/2027	17,751	17,737
[a]	Series 2021-1A Class A, 0.87% due 7/14/2028	3,969	3,960
[a]	Series 2022-1A Class A1, 4.65% due 3/14/2029	22,329	22,348
[a,b]	Oscar U.S. Funding XII LLC, Series 2021-1A Class A4, 1.00% due 4/10/2028	1,165	1,157
[a,b]	Oscar U.S. Funding XIV LLC, Series 2022-1A Class A4, 2.82% due 4/10/2029	13,046	12,919
[a]	Oscar U.S. Funding XVII LLC, Series 2024-2A Class A2, 4.63% due 12/10/2027	13,201	13,216
	Prestige Auto Receivables Trust,
[a]	Series 2023-1A Class D, 6.33% due 4/16/2029	11,000	11,123
[a]	Series 2023-2A Class B, 6.64% due 12/15/2027	12,885	12,941
[a]	Series 2025-1A Class A2, 4.87% due 12/15/2027	20,000	20,042
[a]	SBNA Auto Receivables Trust, Series 2025-SF1 Class B, 5.12% due 3/17/2031	12,237	12,255
[a]	SCCU Auto Receivables Trust, Series 2024-1A Class A3, 5.11% due 6/15/2029	21,000	21,177
[a]	SFS Auto Receivables Securitization Trust, Series 2024-2A Class A2, 5.71% due 10/20/2027	4,464	4,469
[a]	Toyota Lease Owner Trust, Series 2023-B Class A3, 5.66% due 11/20/2026	5,525	5,536
[a]	Veros Auto Receivables Trust, Series 2023-1 Class C, 8.32% due 11/15/2028	21,000	21,452
	Westlake Automobile Receivables Trust,
[a]	Series 2021-3A Class D, 2.12% due 1/15/2027	3,064	3,055
[a]	Series 2023-2A Class B, 6.14% due 3/15/2028	10,772	10,783
[a]	Series 2023-3A Class B, 5.92% due 9/15/2028	10,000	10,048
			474,269

	OTHER ASSET BACKED — 6.5%
[a]	BHG Securitization Trust, Series 2021-A Class A, 1.42% due 11/17/2033	9,776	9,673
[a]	ClickLease Equipment Receivables Trust, Series 2024-1 Class B, 7.34% due 2/15/2030	5,229	5,241
[a]	DLLMT LLC, Series 2023-1A Class A4, 5.35% due 3/20/2031	15,000	15,171
[a]	GreatAmerica Leasing Receivables Funding LLC, Series 2023-1 Class A3, 5.15% due 7/15/2027	22,933	23,068
[a]	MMAF Equipment Finance LLC, Series 2023-A Class A3, 5.54% due 12/13/2029	15,000	15,272
[a]	Mosaic Solar Loans LLC, Series 2017-1A Class A, 4.45% due 6/20/2042	13,337	12,733

304 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Investment Grade Bond Managed Account Fund | September 30, 2025

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

[a]	Pawnee Equipment Receivables LLC, Series 2021-1 Class D, 2.75% due 7/15/2027	$10,000	$9,949
[a]	Regional Management Issuance Trust, Series 2022-1 Class A, 3.07% due 3/15/2032	11,454	11,404
[a]	Tesla Sustainable Energy Trust, Series 2024-1A Class A2, 5.08% due 6/21/2050	8,698	8,811
[a]	Upstart Pass-Through Trust, Series 2021-ST4 Class A, 2.00% due 7/20/2027	5,107	5,094
[a]	Upstart Structured Pass-Through Trust, Series 2022-2A Class A, 4.25% due 6/17/2030	27,834	27,729
			144,145

	STUDENT LOAN — 4.0%
[a]	ELFI Graduate Loan Program LLC, Series 2019-A Class A, 2.54% due 3/25/2044	16,037	15,473
[a]	Navient Private Education Refi Loan Trust, Series 2019-A Class A2A, 3.42% due 1/15/2043	13,166	13,095
[a]	Navient Student Loan Trust, Series 2018-EA Class A2, 4.00% due 12/15/2059	12,974	12,946
	SMB Private Education Loan Trust,
[a,c]	Series 2017-B Class A2B, 5.015% (TSFR1M + 0.86%) due 10/15/2035	11,172	11,160
[a]	Series 2019-A Class A2A, 3.44% due 7/15/2036	17,277	17,101
[a]	SoFi Professional Loan Program LLC, Series 2019-A Class A2FX, 3.69% due 6/15/2048	18,654	18,521
			88,296
	TOTAL ASSET BACKED SECURITIES (Cost $705,405)		706,710

	CORPORATE BONDS — 35.7%

	AUTOMOBILES & COMPONENTS — 0.5%
	Automobiles — 0.5%
[a]	Hyundai Capital America, 5.30% due 3/19/2027	10,000	10,138
			10,138

	COMMERCIAL & PROFESSIONAL SERVICES — 1.4%
	Commercial Services & Supplies — 1.4%
[a,b]	Element Fleet Management Corp., 6.319% due 12/4/2028	10,000	10,589
	UL Solutions, Inc., 6.50% due 10/20/2028	20,000	21,032
			31,621

	CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.7%
	Consumer Staples Distribution & Retail — 0.7%
[a,b]	Alimentation Couche-Tard, Inc., 5.267% due 2/12/2034	15,000	15,337
			15,337

	ENERGY — 1.8%
	Oil, Gas & Consumable Fuels — 1.8%
[a]	Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15% due 8/15/2026	10,000	9,982
[a]	Energy Transfer LP, 5.625% due 5/1/2027	10,000	10,002
[a]	Midwest Connector Capital Co. LLC, 4.625% due 4/1/2029	10,000	10,047
	South Bow USA Infrastructure Holdings LLC, 4.911% due 9/1/2027	10,000	10,088
			40,119

	FINANCIAL SERVICES — 1.5%
	Financial Services — 0.7%
[b]	Sumitomo Mitsui Financial Group, Inc., 4.306% due 10/16/2028	16,000	16,108
	Mortgage Real Estate Investment Trusts — 0.8%
[a]	Lineage OP LP, 5.25% due 7/15/2030	17,000	17,226
			33,334

	FOOD, BEVERAGE & TOBACCO — 0.9%
	Food Products — 0.9%
[a]	Mars, Inc., 4.80% due 3/1/2030	20,000	20,379
			20,379

	HEALTH CARE EQUIPMENT & SERVICES — 0.4%
	Health Care Providers & Services — 0.4%
[a]	Highmark, Inc., 1.45% due 5/10/2026	10,000	9,807
			9,807

	INSURANCE — 11.7%

See notes to financial statements.	Annual Financial Statements | 305

Schedule of Investments, Continued

Thornburg Investment Grade Bond Managed Account Fund | September 30, 2025

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	Insurance — 11.7%
[a]	American National Group, Inc., 6.144% due 6/13/2032	$10,000	$10,469
[a,b]	Ascot Group Ltd., 4.25% due 12/15/2030	15,000	13,667
[a]	Brighthouse Financial Global Funding, 2.00% due 6/28/2028	10,000	9,309
[a]	CNO Global Funding, 4.875% due 12/10/2027	10,000	10,140
[a]	Corebridge Global Funding, 5.75% due 7/2/2026	12,000	12,138
[a,b]	DaVinciRe Holdings Ltd., 5.95% due 4/15/2035	10,000	10,298
[a]	Equitable Financial Life Global Funding, 1.80% due 3/8/2028	12,000	11,329
	F&G Global Funding,
[a]	1.75% due 6/30/2026	2,000	1,960
[a]	2.30% due 4/11/2027	10,000	9,705
[a]	Fortitude Group Holdings LLC, 6.25% due 4/1/2030	10,000	10,383
[a]	GA Global Funding Trust, 1.625% due 1/15/2026	3,000	2,975
[a,b]	Intact Financial Corp., 5.459% due 9/22/2032	15,000	15,470
	Lincoln Financial Global Funding,
[a]	4.625% due 5/28/2028	10,000	10,109
[a]	5.30% due 1/13/2030	10,000	10,347
[a]	Mutual of Omaha Cos Global Funding, 5.45% due 12/12/2028	10,000	10,340
[a]	New York Life Global Funding, 4.55% due 1/28/2033	17,000	16,963
[a]	NLG Global Funding, 5.40% due 1/23/2030	10,000	10,368
[a,c]	Pacific Life Global Funding II, 4.823% (SOFR + 0.62%) due 6/4/2026	10,000	10,016
[a]	Principal Life Global Funding II, 5.50% due 6/28/2028	10,000	10,324
	Protective Life Corp.,
[a]	3.40% due 1/15/2030	10,000	9,573
[a]	4.30% due 9/30/2028	10,000	9,990
[a]	Reliance Standard Life Global Funding II, 1.512% due 9/28/2026	10,000	9,734
[a]	RGA Global Funding, 5.50% due 1/11/2031	10,000	10,438
[a]	Sammons Financial Group, Inc., 4.45% due 5/12/2027	12,000	11,988
[a]	Western-Southern Global Funding, 4.90% due 5/1/2030	10,000	10,229
			258,262

	MATERIALS — 2.9%
	Chemicals — 0.5%
[a]	Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 4.75% due 5/15/2030	10,000	10,175
	Containers & Packaging — 2.4%
	Amcor Flexibles North America, Inc., 5.10% due 3/17/2030	20,000	20,466
[a,b]	CCL Industries, Inc., 3.05% due 6/1/2030	15,000	14,102
[a]	Graphic Packaging International LLC, 1.512% due 4/15/2026	10,000	9,835
[a]	Sealed Air Corp., 1.573% due 10/15/2026	10,000	9,690
			64,268

	SOFTWARE & SERVICES — 1.1%
	Information Technology Services — 0.4%
[a]	Booz Allen Hamilton, Inc., 3.875% due 9/1/2028	10,000	9,804
	Software — 0.7%
[a]	MSCI, Inc., 4.00% due 11/15/2029	15,000	14,665
			24,469

	TECHNOLOGY HARDWARE & EQUIPMENT — 0.8%
	Electronic Equipment, Instruments & Components — 0.8%
	Avnet, Inc., 4.625% due 4/15/2026	2,000	2,000
[a]	Molex Electronic Technologies LLC, 4.75% due 4/30/2028	15,000	15,143
			17,143

	TELECOMMUNICATION SERVICES — 0.7%
	Media — 0.7%
[a]	Cox Communications, Inc., 3.35% due 9/15/2026	15,000	14,888
			14,888

	TRANSPORTATION — 0.7%
	Transportation Infrastructure — 0.7%
[a]	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.40% due 7/1/2027	15,000	15,027
			15,027

306 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Investment Grade Bond Managed Account Fund | September 30, 2025

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	UTILITIES — 10.6%
	Electric Utilities — 9.2%
	AES Corp., 1.375% due 1/15/2026	$10,000	$9,906
[a]	Alliant Energy Finance LLC, 1.40% due 3/15/2026	10,000	9,852
[a,b]	Electricite de France SA, 4.75% due 10/13/2035	15,000	14,825
[b]	Enel Americas SA, 4.00% due 10/25/2026	17,000	16,968
[a]	Evergy Missouri West, Inc., 5.65% due 6/1/2034	10,000	10,333
[a]	FirstEnergy Pennsylvania Electric Co., 5.20% due 4/1/2028	20,000	20,441
[a]	ITC Holdings Corp., 5.65% due 5/9/2034	20,000	20,804
[a]	Jersey Central Power & Light Co., 4.30% due 1/15/2026	10,000	9,999
[a]	Liberty Utilities Finance GP 1, 2.05% due 9/15/2030	10,000	8,924
[a]	New York State Electric & Gas Corp., 3.25% due 12/1/2026	10,000	9,871
[a]	NorthWestern Corp., 5.073% due 3/21/2030	20,000	20,472
[a]	NRG Energy, Inc., 2.00% due 12/2/2025	10,000	9,943
[a]	Oncor Electric Delivery Co. LLC, 5.35% due 4/1/2035	10,000	10,347
[a]	PSEG Power LLC, 5.20% due 5/15/2030	10,000	10,262
	Puget Energy, Inc., 5.725% due 3/15/2035	10,000	10,302
[a]	Trans-Allegheny Interstate Line Co., 5.00% due 1/15/2031	10,000	10,255
	Gas Utilities — 1.4%
[a]	Brooklyn Union Gas Co., 3.407% due 3/10/2026	20,000	19,924
[a]	KeySpan Gas East Corp., 5.994% due 3/6/2033	10,000	10,593
			234,021
	TOTAL CORPORATE BONDS (Cost $778,506)		788,813

	CONVERTIBLE BONDS — 0.7%

	MEDIA & ENTERTAINMENT — 0.7%
	Media — 0.7%
	Comcast Holdings Corp. (Guaranty: Comcast Corp.), 2.00% due 10/15/2029	25,000	15,006
			15,006
	TOTAL CONVERTIBLE BONDS (Cost $15,824)		15,006

	MORTGAGE BACKED — 25.1%
[a,c]	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-R1 Class A1, 0.99% due 4/25/2053	27,005	25,688
[a,c]	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-3 Class A1, 2.962% due 10/25/2048	11,934	11,416
[a,c]	COLT Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2020-3 Class A1, 1.506% due 4/27/2065	10,088	9,940
[a]	COMM Mortgage Trust, CMBS, Series 2024-277P Class A, 6.338% due 8/10/2044	15,000	15,806
	CSMC Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2018-RPL9 Class A1, 3.85% due 9/25/2057	17,295	17,026
[a,c]	Series 2019-RPL1 Class A1A, 3.65% due 7/25/2058	17,526	17,248
	Federal Home Loan Mtg Corp., CMO REMIC, Series 4162 Class P, 3.00% due 2/15/2033	23,386	22,889
	Federal National Mtg Assoc., Pool BZ3998, 4.88% due 6/1/2030	7,000	7,123
	Federal National Mtg Assoc., CMO REMIC,
	Series 2008-61 Class MC, 5.50% due 7/25/2038	5,445	5,655
	Series 2017-84 Class KA, 3.50% due 4/25/2053	22,823	22,625
	Series 2019-41 Class AC, 2.50% due 3/25/2053	6,279	5,956
	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2017-2 Class A3, 3.50% due 10/25/2047	29,343	26,612
[a,c]	Series 2018-2 Class A3, 3.999% due 4/25/2048	18,808	18,166
[a,c]	GCAT Trust, Whole Loan Securities Trust CMO, Series 2024-INV4 Class A2, 5.50% due 12/25/2054	17,518	17,578
	Government National Mtg Assoc., CMO,
	Series 2015-162 Class BE, 2.25% due 9/20/2043	17,224	17,046
	Series 2024-131 Class E, 5.00% due 2/20/2054	7,319	7,334
[a,c]	GS Mortgage-Backed Securities Corp. Trust, Whole Loan Securities Trust CMO, Series 2019-PJ3 Class A1, 3.50% due 3/25/2050	9,286	8,752
[a,c]	JP Morgan Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-2 Class A13, 3.50% due 5/25/2047	21,503	19,365
[a,c]	LEX Mortgage Trust, CMBS, Series 2024-BBG Class A, 5.036% due 10/13/2033	15,000	15,099
[a,c]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	21,506	21,336
[a,c]	MFA Trust, Whole Loan Securities Trust CMO, Series 2020-NQM2 Class A3, 1.947% due 4/25/2065	16,035	15,467
[a,c]	Mill City Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2018-1 Class A1, 3.25% due 5/25/2062	28,435	28,203

See notes to financial statements.	Annual Financial Statements | 307

Schedule of Investments, Continued

Thornburg Investment Grade Bond Managed Account Fund | September 30, 2025

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2017-1A Class A1, 4.00% due 2/25/2057	$18,341	$17,791
[a,c]	Series 2018-RPL1 Class A1, 3.50% due 12/25/2057	19,004	18,535
[a,c]	Series 2019-NQM4 Class A1, 2.492% due 9/25/2059	17,342	16,459
	OBX Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2019-EXP1 Class 1A4, 4.00% due 1/25/2059	3,035	3,003
[a,c]	Series 2020-EXP2 Class A9, 3.00% due 5/25/2060	19,592	16,731
	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2015-4 Class A1, 3.00% due 11/25/2030	18,289	17,917
[a,c]	Series 2017-CH2 Class A19, 4.00% due 12/25/2047	10,062	9,300
[a,c]	Series 2018-2 Class A1, 3.50% due 2/25/2048	24,414	21,986
[a,c]	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 5.414% (TSFR1M + 1.26%) due 5/15/2038	10,000	9,915
[a,c]	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO, Series 2020-3 Class A1, 1.486% due 4/25/2065	8,271	8,028
	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2017-4 Class A1, 2.75% due 6/25/2057	18,054	17,602
[a,c]	Series 2018-2 Class A1, 3.25% due 3/25/2058	8,782	8,662
[a,c]	Verus Securitization Trust, Whole Loan Securities Trust CMO, Series 2021-1 Class A2, 1.052% due 1/25/2066	22,877	20,305
[a,c]	Wells Fargo Mortgage Backed Securities Trust, Whole Loan Securities Trust CMO, Series 2019-2 Class A1, 4.00% due 4/25/2049	4,172	3,962
[a,c]	WinWater Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2014-2 Class A3, 3.50% due 9/20/2044	9,692	9,176
	TOTAL MORTGAGE BACKED (Cost $553,193)		555,702

	SHORT-TERM INVESTMENTS — 6.2%
[d]	Thornburg Capital Management Fund	13,661	136,616
	TOTAL SHORT-TERM INVESTMENTS (Cost $136,616)		136,616

	TOTAL INVESTMENTS — 99.7% (Cost $2,189,544)		$2,202,847

	OTHER ASSETS LESS LIABILITIES — 0.3%		5,601

	NET ASSETS — 100.0%		$2,208,448

Footnote Legend

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025, the aggregate value of these securities in the Fund’s portfolio was $1,855,727, representing 84.03% of the Fund’s net assets.

b	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

c	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on September 30, 2025.

d	Investment in Affiliates.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
CMBS	Commercial Mortgage-Backed Securities	REMIC	Real Estate Mortgage Investment Conduit
CMO	Collateralized Mortgage Obligation	SOFR	Secured Overnight Financing Rate
Mtg	Mortgage	TSFR1M	Term SOFR 1 Month

COUNTRY EXPOSURE *

(percent of net assets)

United States	86.1%
Canada	3.0%
Japan	1.9%
Bermuda	1.1%
Chile	0.7%
France	0.7%
Other Assets Less Liabilities	6.5%

* Holdings are classified by country of risk as determined by MSCI and Bloomberg.

308 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments

Thornburg Municipal Managed Account Fund | September 30, 2025

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	LONG-TERM MUNICIPAL BONDS — 97.3%

	ALABAMA — 9.8%
	Alabama Housing Finance Authority (FHLMC, FNMA, GNMA), Series B, 5.05% due 10/1/2045	$150,000	$154,429
[a]	Black Belt Energy Gas District (Guaranty: Goldman Sachs Group, Inc.), Series D-1, 5.50% due 6/1/2049 (put 2/1/2029)	150,000	160,163
	Black Belt Energy Gas District (Guaranty: Royal Bank of Canada), Series B, 5.00% due 12/1/2030	250,000	268,633
[a]	Energy Southeast A Cooperative District (Guaranty: Morgan Stanley Group), Series B, 5.25% due 7/1/2054 (put 6/1/2032)	300,000	328,277
[a]	Southeast Alabama Gas Supply District (Guaranty: Pacific Life Insurance Co.), Series A, 5.00% due 8/1/2054 (put 4/1/2032)	250,000	268,165
	ARIZONA — 2.5%
[a]	Chandler (Intel Corp.) IDA AMT, 4.10% due 12/1/2037 (put 6/15/2028)	150,000	151,181
	City of Phoenix Civic Improvement Corp. (Phoenix Airport Revenue) AMT, 5.00% due 7/1/2048	150,000	150,393
	CALIFORNIA — 5.3%
[a]	California Community Choice Financing Authority (Guaranty: Morgan Stanley Group) (Green Bond), Series A-1, 5.00% due 5/1/2054 (put 4/1/2032)	250,000	269,396
	California Municipal Finance Authority (Greenfield Commons Eah LP) (FNMA) (Green Bond), Series A, 5.28% due 9/1/2046	150,000	160,926
	Norman Y Mineta San Jose International Airport SJC AMT, Series A, 5.00% due 3/1/2047	200,000	200,003
	COLORADO — 2.5%
	Colorado Educational & Cultural Facilities Authority (Addenbrooke Classical Academy, Inc.) (BAM, State Aid Withholding), Series A, 5.00% due
	6/1/2045	150,000	152,969
	Colorado Educational & Cultural Facilities Authority (Roosevelt Charter Academy) (BAM), Series A, 5.00% due 7/1/2055	150,000	152,571
	FLORIDA — 6.7%
[b]	Capital Projects Finance Authority (Kissimmee Charter Academy), 6.625% due 6/15/2059	145,000	146,941
[b]	Capital Trust Agency, Inc. (Southeastern University Obligated Group), Series A, 6.25% due 5/1/2048	100,000	102,347
	Florida Development Finance Corp. (Mater Academy Miami-Dade Osceola County Facilities Obligated Group), Series A, 5.00% due 6/15/2042	150,000	150,579
	Greater Orlando Aviation Authority AMT, Series A, 5.00% due 10/1/2042	205,000	205,895
	Miami-Dade County Housing Finance Authority (RGC Phase I LLC) (FNMA, HUD), Series A, 4.88% due 3/1/2046	200,000	195,069
	GEORGIA — 4.8%
[a]	Bartow County Development Authority (Georgia Power Co.), 3.95% due 12/1/2032 (put 3/8/2028)	100,000	102,342
	Main Street Natural Gas, Inc. (Guaranty: Royal Bank of Canada),
	Series B,
[a]	5.00% due 7/1/2053 (put 3/1/2030)	150,000	161,347
[a]	5.00% due 12/1/2054 (put 3/1/2032)	200,000	216,641
	Municipal Electric Authority of Georgia (BAM), Series A, 5.00% due 1/1/2049	100,000	100,035
	ILLINOIS — 3.8%
	City of Chicago Wastewater Transmission Revenue (AG), Series A, 5.25% due 1/1/2053	150,000	155,619
	Northeastern Illinois University (BAM) COP, 5.00% due 7/1/2042	150,000	152,053
	State of Illinois GO, Series B, 4.00% due 11/1/2039	150,000	142,250
	INDIANA — 3.8%
	Indiana Finance Authority (Indiana Masonic Home, Inc. Obligated Group), Series B, 5.00% due 5/1/2040	250,000	254,792
	Indiana Finance Authority (Westminster Village Greenwood, Inc. Obligated Group), Series A, 5.75% due 5/15/2055	200,000	204,868
	IOWA — 1.4%
[a]	Iowa Finance Authority (Iowa Fertilizer Co. LLC; Guaranty: OCI NV), 5.00% due 12/1/2050 (pre-refunded 12/1/2032)	150,000	172,085
	KENTUCKY — 4.8%
[a]	County of Owen (American Water/Kentucky-American Water Co. Obligated Group), 3.875% due 6/1/2040 (put 9/1/2028)	150,000	148,992
[a]	Kentucky Public Energy Authority (Guaranty: Morgan Stanley Group), Series A-1, 5.25% due 4/1/2054 (put 2/1/2032)	250,000	272,032
	Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group), Series A, 5.00% due 10/1/2033	150,000	151,897
	MICHIGAN — 4.0%
	City of Detroit GO, Series C, 6.00% due 5/1/2043	250,000	272,938
	Michigan Strategic Fund (Waste Management of Michigan, Inc.; Guaranty: Waste Management, Inc.) AMT, 4.125% due 8/1/2027	200,000	201,912
	MISSOURI — 0.8%
	Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group), Series A, 5.25% due 2/1/2048	100,000	99,037
	NEVADA — 2.9%
	Carson City (Carson Tahoe Regional Healthcare), Series A, 5.00% due 9/1/2047	100,000	95,546
[a]	County of Washoe (Sierra Pacific Power Co.) AMT, Series F, 4.125% due 3/1/2036 (put 10/1/2029)	250,000	251,751
	NEW HAMPSHIRE — 1.5%
	New Hampshire Business Finance Authority (Presbyterian Homes Obligated Group), Series A, 5.25% due 7/1/2048	175,000	174,827
	NEW JERSEY — 2.7%
	New Jersey Higher Education Student Assistance Authority AMT, Series C, 5.25% due 12/1/2054	140,000	138,143
	New Jersey Housing & Mortgage Finance Agency (Riverview Towers Preservation LLC) (FHA, GNMA), Series B, 5.25% due 12/20/2065	175,000	188,554

See notes to financial statements.	Annual Financial Statements | 309

Schedule of Investments, Continued

Thornburg Municipal Managed Account Fund | September 30, 2025

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	NEW MEXICO — 5.3%
[a]	City of Farmington (Public Service Co. of New Mexico), Series D, 3.90% due 6/1/2040 (put 6/1/2028)	$250,000	$254,170
	New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group), Series A, 5.00% due 7/1/2049	150,000	133,903
	New Mexico Mortgage Finance Authority (FHLMC, FNMA, GNMA), Series C, 4.60% due 9/1/2044	245,000	247,493
	NORTH CAROLINA — 2.6%
	North Carolina Medical Care Commission (Penick Village Obligated Group), Series A, 5.50% due 9/1/2054	165,000	160,464
	North Carolina Medical Care Commission (United Methodist Retirement Homes Inc Obligated Group), Series 2024B-1, 4.25% due 10/1/2028	150,000	150,099
	NORTH DAKOTA — 1.6%
	City of Horace GO,
	Series C,
	4.75% due 5/1/2044	100,000	97,339
	5.00% due 5/1/2050	100,000	99,788
	OHIO — 5.8%
	Buckeye Tobacco Settlement Financing Authority, Series B-2, 5.00% due 6/1/2055	150,000	127,654
	County of Hamilton (Life Enriching Communities Obligated Group), 5.50% due 1/1/2050	100,000	100,249
	Madison-Plains Local School District (BAM) COP, 5.50% due 12/1/2049	150,000	158,765
[a]	Ohio Air Quality Development Authority (Ohio Valley Electric Corp.), Series C, 1.50% due 2/1/2026 (put 11/4/2025)	155,000	154,674
	Ohio Housing Finance Agency (Yorktown Preservation LLC) (FNMA, HUD), 4.55% due 4/1/2041	160,000	160,334
	OKLAHOMA — 0.8%
	Muskogee Industrial Trust (Muskogee County No. 20) ISD, 4.00% due 9/1/2032	100,000	100,439
	PENNSYLVANIA — 4.2%
	Geisinger Authority (Kaiser Obligated Group), Series A, 5.00% due 4/1/2050	195,000	195,941
	Northeastern Pennsylvania Hospital & Education Authority (King’s College), 5.00% due 5/1/2031	145,000	153,219
	Pennsylvania Turnpike Commission, Series C 5.00% due 12/1/2046	150,000	154,983
	SOUTH DAKOTA — 1.3%
	South Dakota Health & Educational Facilities Authority (Monument Health Obligated Group), 5.00% due 9/1/2040	150,000	151,338
	TEXAS — 3.9%
	Agua Dulce (PSF-GTD) ISD GO, 5.00% due 8/15/2045	150,000	157,403
	Matagorda County Navigation District No. 1 (AEP Texas, Inc.) AMT, 4.25% due 5/1/2030	150,000	153,487
	Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) AMT, 5.50% due 12/31/2058	150,000	154,429
	UTAH — 2.6%
[b]	Black Desert Public Infrastructure District (Black Desert Assessment Area No. 1), 5.625% due 12/1/2053	200,000	199,784
[b]	Utah Charter School Finance Authority (Freedom Academy Foundation), Series A, 5.00% due 6/15/2041	120,000	111,265
	WASHINGTON — 2.9%
	Washington State Housing Finance Commission (Camas Flats Oak Harbor 1 LLLP) (FNMA), Series A FN, 4.55% due 8/1/2043	100,000	98,669
[b,c]	Washington State Housing Finance Commission (Josephine Caring Community Obligated Group), Series A, 6.25% due 7/1/2046	150,000	149,324
[b]	Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences), 6.125% due 7/1/2053	100,000	104,229
	WEST VIRGINIA — 2.4%
[a]	West Virginia (Kentucky Power Co.) EDA AMT, Series 2014-A, 4.70% due 4/1/2036 (put 6/17/2026)	290,000	292,773
	WISCONSIN — 6.6%
[b]	Public Finance Authority (Liberty Classical Schools Educational Services, Inc.), Series A, 6.75% due 6/15/2055	100,000	99,224
	Public Finance Authority (SR 400 Peach Partners LLC) AMT, Series 2025, 5.75% due 6/30/2060	150,000	154,233
	Public Finance Authority (WakeMed Obligated Group), Series A 5.00% due 10/1/2044	200,000	200,965
	Wisconsin Health & Educational Facilities Authority (Hospital Sisters Services Obligated Group) (AG), Series A, 5.25% due 8/15/2045	150,000	160,203
	Wisconsin Housing & EDA (Flats at Bishops Woods LP) (FNMA), Series E, 4.75% due 6/1/2043	175,000	176,586
	TOTAL LONG-TERM MUNICIPAL BONDS — 97.3% (Cost $11,360,473)		11,689,024

	SHORT-TERM INVESTMENTS — 3.2%
	MUNICIPAL BONDS — 3.1%

	NEW YORK — 2.0%
[a]	City of New York (SPA JP Morgan Chase Bank NA) GO, Series 1-SUBSER I-2 3.70% due 3/1/2040 (put 10/1/2025)	240,000	240,000
	NORTH CAROLINA — 1.1%
[a]	Charlotte-Mecklenburg Hospital Authority (Atrium Health Obligated Group; SPA JP Morgan Chase Bank NA), Series B, 3.70% due 1/15/2038 (put
	10/1/2025)	135,000	135,000
	TOTAL MUNICIPAL BONDS — 3.1% (Cost $375,000)		375,000

	MUTUAL FUND — 0.1%
[d]	State Street Institutional Treasury Money Market Fund, Premier Class, 4.06%	3,361	3,361
	TOTAL MUTUAL FUND — 0.1% (Cost $3,361)		3,361

310 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Municipal Managed Account Fund | September 30, 2025

	SHARES/
ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

TOTAL SHORT-TERM INVESTMENTS — 3.2% (Cost $378,361)		378,361

TOTAL INVESTMENTS — 100.5% (Cost $11,738,834)		$12,067,385

LIABILITIES NET OF OTHER ASSETS — (0.5)%		(57,027)

NET ASSETS — 100.0%		$12,010,358

Footnote Legend

a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on September 30, 2025.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025, the aggregate value of these securities in the Fund’s portfolio was $913,114, representing 7.60% of the Fund’s net assets.

c	When-issued security.

d	Rate represents the money market fund annualized seven-day yield at September 30, 2025.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AG	Insured by Assured Guaranty, Inc.	GNMA	Collateralized by Government National Mortgage Association
AMT	Alternative Minimum Tax	GO	General Obligation
BAM	Insured by Build America Mutual Insurance Co.	HUD	Insured by Housing and Urban Development
COP	Certificates of Participation	IDA	Industrial Development Authority/Agency
EDA	Economic Development Authority	ISD	Independent School District
FHA	Insured by Federal Housing Administration	PSF-GTD	Guaranteed by Permanent School Fund
FHLMC	Collateralized by Federal Home Loan Mortgage Corp.	SPA	Stand-by Purchase Agreement
FNMA	Collateralized by Federal National Mortgage Association

See notes to financial statements.	Annual Financial Statements | 311

Statements of Assets and Liabilities
September 30, 2025

	THORNBURG EMERGING MARKETS MANAGED ACCOUNT FUND	THORNBURG HIGH INCOME BOND MANAGED ACCOUNT FUND	THORNBURG INVESTMENT GRADE BOND MANAGED ACCOUNT FUND	THORNBURG MUNICIPAL MANAGED ACCOUNT FUND
ASSETS
Investments at cost
Non-affiliated issuers	$968,788	$5,202,807	$2,052,928	$11,738,834
Non-controlled affiliated issuers	162,311	123,832	136,616	—
Investments at value
Non-affiliated issuers	1,027,944	5,260,478	2,066,231	12,067,385
Non-controlled affiliated issuers	162,311	123,832	136,616	—
Cash	—	—	—	223
Foreign currency at value (a)	—	333	—	—
Receivable from investment advisor	18,667	25,543	24,579	14,074
Dividends receivable	3,103	561	594	709
Tax reclaims receivable	63	—	—	—
Principal and interest receivable	—	49,834	12,570	146,527
Prepaid expenses and other assets	14,936	46,383	22,522	10,177

Total Assets	1,227,024	5,506,964	2,263,112	12,239,095

LIABILITIES
Payable for investments purchased	541	40,561	595	149,120
Payable for fund shares redeemed	—	—	—	2,382
Deferred taxes payable	1,802	—	—	—
Accounts payable and accrued expenses	91,029	71,779	53,792	77,235
Dividends payable	—	665	277	—

Total Liabilities	93,372	113,005	54,664	228,737
NET ASSETS	$1,133,652	$5,393,959	$2,208,448	$12,010,358

NET ASSETS CONSIST OF
Net capital paid in on shares of beneficial interest	$1,029,100	$5,332,301	$2,195,141	$11,862,479
Distributable earnings	104,552	61,658	13,307	147,879

NET ASSETS	$1,133,652	$5,393,959	$2,208,448	$12,010,358

NET ASSET VALUE
Class SMA Shares:
Net assets applicable to shares outstanding	$1,133,652	$5,393,959	$2,208,448	$12,010,358
Shares outstanding	107,199	533,047	219,519	1,174,690
Net asset value and redemption price per share	$10.58	$10.12	$10.06	$10.22

(a) Cost of foreign currency is $0; $334; $0; $0 respectively.

See notes to financial statements.

312 | Annual Financial Statements

Statements of Operations
Year Ended September 30, 2025

	THORNBURG EMERGING MARKETS MANAGED ACCOUNT FUND	THORNBURG HIGH INCOME BOND MANAGED ACCOUNT FUND(a)	THORNBURG INVESTMENT GRADE BOND MANAGED ACCOUNT FUND(a)	THORNBURG MUNICIPAL MANAGED ACCOUNT FUND
INVESTMENT INCOME
Dividend income
Non-affiliated issuers	$26,950	$—	$—	$4,438
Non-controlled affiliated issuers	2,546	13,840	6,859	—
Dividend taxes withheld	(3,539)	—	—	—
Interest income	—	160,169	50,640	524,759

Total Income	25,957	174,009	57,499	529,197

EXPENSES
Transfer agent fees
Class SMA Shares	3,843	376	376	11,752
Registration and filing fees
Class SMA Shares	21,214	978	978	25,108
Custodian fees	62,840	8,270	8,270	36,081
Audit and tax fees	57,940	50,900	50,900	54,750
Legal fees	9,772	940	940	2,462
Trustee and officer fees	730	376	376	1,095
Prepaid offering expense	—	27,731	21,627	—
Other expenses	15,082	3,136	3,136	6,845

Total Expenses	171,421	92,707	86,603	138,093
Less:
Expenses reimbursed	(171,421)	(92,707)	(86,603)	(138,093)

Net Expenses	—	—	—	—
Net Investment Income (Loss)	$25,957	$174,009	$57,499	$529,197

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Non-affiliated issuers investments*	45,449	289	483	(158,749)
Foreign currency transactions	(2,177)	215	—	—

Net realized gain (loss)	43,272	504	483	(158,749)
Net change in unrealized appreciation (depreciation) on:
Non-affiliated issuers investments**	(30,548)	57,671	13,303	(105,438)
Foreign currency translations	4	(1)	—	—

Change in net unrealized appreciation (depreciation)	(30,544)	57,670	13,303	(105,438)
Net Realized and Unrealized Gain (Loss)	12,728	58,174	13,786	(264,187)
Change in Net Assets Resulting from Operations	$38,685	$232,183	$71,285	$265,010

* Net of foreign capital gain taxes	$3,031	$—	$—	$—
** Net of change in deferred taxes	$1,981	$—	$—	$—

(a) The Fund commenced operations on March 26, 2025.

See notes to financial statements.

Annual Financial Statements | 313

Statements of Changes in Net Assets

	THORNBURG EMERGING MARKETS MANAGED ACCOUNT FUND		THORNBURG HIGH INCOME BOND MANAGED ACCOUNT FUND
	YEAR ENDED SEPTEMBER 30, 2025	PERIOD ENDED SEPTEMBER 30, 2024(a)	PERIOD ENDED SEPTEMBER 30, 2025(b)
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$25,957	$30,453	$174,009
Net realized gain (loss)	43,272	(6,150)	504
Net change in unrealized appreciation (depreciation)	(30,544)	87,839	57,670

Net Increase (Decrease) in Net Assets
Resulting from Operations	38,685	112,142	232,183

DIVIDENDS TO SHAREHOLDERS
From distributable earnings
Class SMA Shares	(39,191)	(7,084)	(170,525)

FUND SHARE TRANSACTIONS
Class SMA Shares	41,794	987,306	5,332,301

Net Increase (Decrease) in Net Assets	41,288	1,092,364	5,393,959

NET ASSETS
Beginning of Year	1,092,364	—	—

End of Year	$1,133,652	$1,092,364	$5,393,959

(a) The Fund commenced operations on October 2, 2023.

(b) The Fund commenced operations on March 26, 2025.

See notes to financial statements.

314 | Annual Financial Statements

Statements of Changes in Net Assets, Continued

	THORNBURG INVESTMENT GRADE BOND MANAGED ACCOUNT FUND	THORNBURG MUNICIPAL MANAGED ACCOUNT FUND
	PERIOD ENDED SEPTEMBER 30, 2025(a)	YEAR ENDED SEPTEMBER 30, 2025	YEAR ENDED SEPTEMBER 30, 2024
INCREASE (DECREASE) IN NET ASSETS
FROM

OPERATIONS
Net investment income (loss)	$57,499	$529,197	$386,920
Net realized gain (loss)	483	(158,749)	(12,353)
Net change in unrealized appreciation
(depreciation)	13,303	(105,438)	599,187

Net Increase (Decrease) in Net
Assets Resulting from Operations	71,285	265,010	973,754

DIVIDENDS TO SHAREHOLDERS
From distributable earnings
Class SMA Shares	(57,978)	(528,036)	(387,301)

FUND SHARE TRANSACTIONS
Class SMA Shares	2,195,141	1,018,877	5,375,309

Net Increase (Decrease) in Net
Assets	2,208,448	755,851	5,961,762

NET ASSETS
Beginning of Period	—	11,254,507	5,292,745

End of Period	$2,208,448	$12,010,358	$11,254,507

(a) The Fund commenced operations on March 26, 2025.

See notes to financial statements.

Annual Financial Statements | 315

Notes to Financial Statements
September 30, 2025

NOTE 1 – ORGANIZATION

Thornburg Emerging Markets Managed Account Fund (“Emerging Markets Managed Account Fund”), Thornburg High Income Bond Managed Account Fund (“High Income Bond Managed Account Fund”), Thornburg Investment Grade Bond Managed Account Fund (“Investment Grade Bond Managed Account Fund”), and Thornburg Municipal Managed Account Fund (“Municipal Managed Account Fund”), collectively the “Funds,” are non-diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). High Income Bond Managed Account Fund and Investment Grade Bond Managed Account Fund commenced operations on March 26, 2025. As of September 30, 2025, the Funds are four of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes and bears expenses directly attributable to it.

Emerging Markets Managed Account Fund: The Fund’s investment goal is long-term capital appreciation. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, emerging markets risk, equity risk, foreign currency risk, foreign investment risk, liquidity risk, management risk, market and economic risk, non-diversification risk, redemption risk, risks affecting investments in China, risks affecting specific countries or regions, risks affecting specific issuers, and small and mid-cap company risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

High Income Bond Managed Account Fund: The Fund’s primary investment goal is to seek to maximize total return. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include bank loans risk, credit risk, cybersecurity and operational risk,derivatives risk, emerging markets risk, foreign currency risk, foreign government obligations risk, foreign investment risk, high yield risk, interest rate risk, liquidity risk, management risk, market and economic risk, market capitalization risk, non-diversification risk, prepayment and extension risk, redemption risk, risks affecting mortgage-backed securities and asset-backed securities, risks affecting specific issuers, structured products risk, and U.S. government obligations risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Investment Grade Bond Managed Account Fund: The Fund’s primary investment goal is to seek total return. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, derivatives risk, emerging markets risk, foreign currency risk, foreign government obligations risk, foreign investment risk, interest rate risk, liquidity risk, management risk, market and economic risk, market capitalization risk, non-diversification risk, prepayment and extension risk, redemption risk, risks affecting mortgage-backed securities and asset-backed securities, risk affecting specific issuers, structured products risk, and U.S. government obligations risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Municipal Managed Account Fund: The Fund’s investment goal is to seek a high level of current income exempt from federal individual income tax. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, high yield risk, interest rate risk, liquidity risk, management risk, market and economic risk, non-diversification risk, redemption risk, and tax risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

As of September 30, 2025, the Funds currently offer one class of shares of beneficial interest: Class SMA (previously designated Class I). This class of shares of the Funds represents all interest in the portfolio of investments. Class SMA shares are sold at net asset value without a sales charge at the time of purchase. All expenses are allocated to the class including transfer agent fees, government registration fees, printing and postage costs, and legal expenses.

Shares of the Funds are available for purchase and redemption exclusively by or on behalf of retail or institutional separately managed account clients where Thornburg Investment Management, Inc., the Funds’ investment advisor (the “Advisor”), has an agreement with the managed account program’s sponsor, or directly with the client, to provide advisory services to the managed account or to the managed account program’s sponsor for its use in managing such account.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each of the Funds in the preparation of its financial statements. Each Fund prepares its financial statements in conformity with United States generally accepted accounting principles (“GAAP”), including investment company accounting and reporting guidance in the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946.

Segment Reporting: Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures

316 | Annual Financial Statements

Notes to Financial Statements, Continued
September 30, 2025

only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Allocation of Expenses: Expenses common to all Funds are allocated among the Funds comprising the Trust based upon their relative net asset values or other appropriate allocation methods.

Dividends and Distributions to Shareholders: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Ordinary income dividends, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually and more often if deemed necessary by the Advisor. Dividends and distributions are paid and are reinvested in additional shares of the Funds at net asset value per share at the close of business on the ex-dividend date, or at the shareholder’s option, paid in cash.

Foreign Currency Translation: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against the U.S. dollar on the date of valuation. Purchases and sales of investments and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Funds purchase or sell foreign investments, they will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions. The values of such spot contracts are included in receivable for investments sold and payable for investments purchased on the Statement of Assets and Liabilities.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on investments held. Such changes are included in Net change in unrealized appreciation (depreciation) from investments in the Statement of Operations.

Reported net realized gains and losses from foreign currency transactions arise due to purchases and sales of foreign currencies, currency gains and losses realized between the trade and settlement dates on investment transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. These amounts are included in Net realized gain (loss) on foreign currency transactions in the Statement of Operations.

Net change in unrealized appreciation (depreciation) on foreign currency translations arises from changes in the fair value of assets and liabilities, other than investments at period end, resulting from changes in exchange rates.

Guarantees and Indemnifications: Under the Trust’s organizational documents (and under separate agreements with the independent Trustees), its officers and Trustees are provided with an indemnification, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of the performance of their duties to the Funds. In the normal course of business, the Trust may also enter into contracts with service providers that contain general indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, based on experience, the Trust expects the risk of loss to be remote.

Investment Income: Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Premiums and discounts are amortized and accreted, respectively, to first call dates or maturity dates using the effective yield method of the respective investments. These amounts are included in Investment Income in the Statement of Operations.

Investment Transactions: Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale of investments are recorded on an identified cost basis.

Repurchase Agreements: The Funds may invest excess cash in repurchase agreements whereby the Funds purchase investments, which serve as collateral, with an agreement to resell such collateral to the seller at an agreed upon price at the maturity date of the repurchase agreement. Investments pledged as collateral for repurchase agreements are held in custody until maturity of the repurchase agreement. Provisions in the agreements require that the market value of the collateral is at least equal to the repurchase value in the event of default. In the event of default, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. During the year ended September 30, 2025, the Funds did not enter into repurchase agreements.

Security Valuation: All investments in securities held by the Funds are valued as described in Note 3.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the

Annual Financial Statements | 317

Notes to Financial Statements, Continued
September 30, 2025

financial statements and the reported amounts of increases (decreases) in net assets from operations during the reporting period. Actual results could differ from those estimates.

When-Issued and Delayed Delivery Transactions: The Funds may engage in when-issued or delayed delivery transactions. To the extent the Funds engage in such transactions, they will do so for the purpose of acquiring portfolio investments consistent with the Funds’ investment objectives and not for the purpose of investment leverage or to speculate on interest rate or market changes. At the time the Funds make a commitment to purchase an investment on a when-issued or delayed delivery basis, the Funds will record the transaction and reflect the value in determining its net asset value. Pursuant to current U.S. Securities and Exchange Commission (“SEC”) guidance, a transaction involving a when-issued security will not be deemed to involve a senior security as long as the Funds intend to settle the transaction physically and the transaction settles within 35 days. Investments purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date. The values of these securities held at September 30, 2025 are detailed in the Schedule of Investments.

Organizational and Offering Costs: The Funds incurred certain costs related to their launch and initial operation. Those organizational costs are charged to expense as incurred. Offering costs are amortized to expense daily over the span of one year from commencement of operations. These amounts are included in Prepaid expenses and other assets in the Statement of Assets and Liabilities and Other expenses in the Statement of Operations.

NOTE 3 – SECURITY VALUATION

Valuation of the Funds’ portfolio investment securities is performed by the Advisor, which has been designated by the Trustees of the Trust (the "Trustees") as the Funds’ “valuation designee,” as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).

In its capacity as the Funds’ valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Funds’ investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Funds would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Funds upon a sale of the investment, and the difference could be material to the Funds’ financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Funds can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not

318 | Annual Financial Statements

Notes to Financial Statements, Continued
September 30, 2025

readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.

Investments in U.S. mutual funds are valued at net asset value (“NAV”) each business day.

Debt obligations held by the Funds which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Funds, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Funds are likely to obtain if they sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.

If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Funds may be traded on days and at times when the Funds are not open for business. Consequently, the value of Funds’ investments may be significantly affected on days when shareholders cannot purchase or sell Funds’ shares.

Valuation Hierarchy: The Funds categorize their investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Funds are typically calculated by pricing service providers approved by the Committee and are generally characterized as Level 2 within the valuation hierarchy.

On days when market volatility thresholds established by the Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Funds, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Funds are likely to obtain if they sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Committee.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant

Annual Financial Statements | 319

Notes to Financial Statements, Continued
September 30, 2025

observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and a Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of September 30, 2025:

EMERGING MARKETS MANAGED ACCOUNT FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Common Stock	$1,027,944	$1,027,944	$—	$—
Short-Term Investments	162,311	162,311	—	—
Total Investments in Securities	$1,190,255	$1,190,255	$—	$—
Total Assets	$1,190,255	$1,190,255	$—	$—

HIGH INCOME BOND MANAGED ACCOUNT FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Asset Backed Securities	$1,157,095	$—	$1,157,095	$—
Corporate Bonds	3,198,557	—	3,198,557	—
Convertible Bonds	73,322	—	73,322	—
Other Government	29,552	—	29,552	—
U.S. Government Agencies	12,035	—	12,035	—
Mortgage Backed	789,917	—	789,917	—
Short-Term Investments	123,832	123,832	—	—
Total Investments in Securities	$5,384,310	$123,832	$5,260,478	$—
Total Assets	$5,384,310	$123,832	$5,260,478	$—

INVESTMENT GRADE BOND MANAGED ACCOUNT FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Asset Backed Securities	$706,710	$—	$706,710	$—
Corporate Bonds	788,813	—	788,813	—
Convertible Bonds	15,006	—	15,006	—
Mortgage Backed	555,702	—	555,702	—
Short-Term Investments	136,616	136,616	—	—
Total Investments in Securities	$2,202,847	$136,616	$2,066,231	$—
Total Assets	$2,202,847	$136,616	$2,066,231	$—

MUNICIPAL MANAGED ACCOUNT FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Long-Term Municipal Bonds	$11,689,024	$—	$11,689,024	$—
Short-Term Investments
Municipal Bonds	375,000	—	375,000	—
Mutual Fund	3,361	3,361	—	—
Total Investments in Securities	$12,067,385	$3,361	$12,064,024	$—
Total Assets	$12,067,385	$3,361	$12,064,024	$—

NOTE 4 – INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an investment advisory agreement with the Trust, the Advisor serves as the investment advisor and performs services for the Funds. The Funds do not pay an advisory fee to the Advisor under this agreement.

320 | Annual Financial Statements

Notes to Financial Statements, Continued
September 30, 2025

The Advisor provides certain administrative services to the Funds. No fees are charged for these services.

Thornburg and Thornburg Securities LLC (the "Distributor"), an affiliate of the Advisor, which acts as the distributor of the Funds’ shares, have contractually agreed, irrevocably during the existence of the Funds, to waive, pay or reimburse all expenses of the Funds, except for taxes, interest expense, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs.

For the year ended September 30, 2025, the Advisor contractually reimbursed certain class specific expenses and distribution fees as follows:

CONTRACTUAL:	CLASS SMA	TOTAL
Emerging Markets Managed Account Fund	$171,421	$171,421
High Income Bond Managed Account Fund	92,707	92,707
Investment Grade Bond Managed Account Fund	86,603	86,603
Municipal Managed Account Fund	138,093	138,093

Certain officers and Trustees of the Trust are also officers or directors of the Advisor and Distributor. The compensation of the independent Trustees is borne by the Trust. The Trust also pays a portion of the Chief Compliance Officer’s compensation. These amounts are reflected as Trustee and officer fees in the Statement of Operations.

The Funds may purchase or sell portfolio securities from or to an affiliated fund provided that all such transactions will comply with Rule 17a-7 under the 1940 Act. For the year ended September 30, 2025, the Funds had no such transactions with affiliated funds.

Shown below are holdings of voting securities of the portfolio holding which is considered "affiliated" to the Funds under the 1940 Act ("Affiliates"), including companies for which the Funds’ holdings represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Funds invested for cash management purposes during the period:

EMERGING MARKETS MANAGED ACCOUNT FUND	OPENING MARKET VALUE†	PURCHASES AT COST	SALES PROCEEDS	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPR./(DEPR.)	MARKET VALUE 9/30/25	DIVIDEND INCOME
Thornburg Capital Mgmt. Fund	$31,758	$778,370	$(647,817)	$-	$-	$162,311	$2,546
†Market Value 9/30/24.

HIGH INCOME BOND MANAGED ACCOUNT FUND‡
Thornburg Capital Mgmt. Fund	$—	$6,107,192	$(5,983,360)	$-	$-	$123,832	$13,840
‡The Fund commenced operations on March 26, 2025.

INVESTMENT GRADE BOND MANAGED ACCOUNT FUND‡
Thornburg Capital Mgmt. Fund	$—	$2,851,248	$(2,714,632)	$-	$-	$136,616	$6,859
‡The Fund commenced operations on March 26, 2025.

NOTE 5 – TAXES

Federal Income Taxes: It is the policy of the Trust to comply with the provisions of the Internal Revenue Code of 1986 applicable to regulated investment companies and to distribute to shareholders substantially all investment company taxable income including net realized gains on investments (if any), and tax exempt income of the Funds. Therefore, no provision for federal income or excise tax is required.

The Funds file income tax returns in United States federal and applicable state jurisdictions. The statute of limitations on the Funds’ tax return filings generally remains open for the three years following a return’s filing date. The Funds have analyzed each uncertain tax position believed to be material in the preparation of the Funds’ financial statements for the fiscal year ended September 30, 2025, including open tax years, to assess whether it is more likely than not that the position would be sustained upon examination, based on the technical merits of the position. The Funds have not identified any such position for which an asset or liability must be reflected in the Statements of Assets and Liabilities.

Annual Financial Statements | 321

Notes to Financial Statements, Continued
September 30, 2025

At September 30, 2025, information on the tax components of capital was as follows:

	COST	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Emerging Markets Managed Account Fund	$1,142,123	$106,853	$(58,721)	$48,132
High Income Bond Managed Account Fund	5,322,193	78,921	(16,804)	62,117
Investment Grade Bond Managed Account Fund	2,189,559	16,268	(2,980)	13,288
Municipal Managed Account Fund	11,738,812	349,789	(21,216)	328,573

Temporary differences between book and tax basis appreciation (depreciation) on cost of investments is primarily attributed to wash sales outstanding and premium amortization accruals.

At September 30, 2025, the Funds had cumulative tax basis capital losses from prior fiscal years as shown on the following table, which may be carried forward to offset future capital gains. To the extent such carryforwards are used, capital gain distributions may be reduced to the extent provided by regulations. Such capital loss carryforwards do not expire.

	CUMULATIVE CAPITAL LOSSES
	SHORT-TERM	LONG-TERM
High Income Bond Managed Account Fund	$660	$—
Investment Grade Bond Managed Account Fund	9	—
Municipal Managed Account Fund	75,268	106,524

Foreign Withholding Taxes Paid: The Funds are subject to foreign tax withholding imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. In December 2023, the FASB issued Accounting Standards Update (ASU) 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of income taxes paid disaggregated by jurisdiction, when material to the Funds’ financial statements. The amendments under this ASU are required to be applied prospectively and are effective for annual periods beginning after December 15, 2024. Early adoption of ASU 2023-09 was permitted.

The value of the foreign withholding taxes paid by any Fund at the end of the period in relation to the Fund’s net assets were not significant and accordingly, a reconciliation of income taxes paid for the year ended September 30, 2025 is not presented.

Foreign Withholding Tax Reclaims: The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld, in view of various considerations, including recent decisions rendered by the courts in those and other jurisdictions. The Funds would expect to record a receivable for such a reclaim based on a variety of factors, including assessment of a jurisdiction’s legal obligation to pay reclaims, the jurisdiction’s administrative practices and payment history, and industry convention. To date the Funds have recorded no such receivable because there is limited precedent for collecting such prior year reclaims in countries other than Finland, and the likelihood of collection in those other countries remains uncertain.

Deferred Foreign Capital Gain Taxes: The Funds are subject to a tax imposed on net realized gains of securities of certain foreign countries. The Funds record an estimated deferred tax liability for net unrealized gains on these investments as reflected in the accompanying financial statements. Such changes are included in Net change in unrealized appreciation (depreciation) from investments in the Statement of Operations, if any.

At September 30, 2025 the Funds had undistributed net tax-exempt income, undistributed tax basis net ordinary income and undistributed tax basis capital gains as follows:

	UNDISTRIBUTED NET TAX EXEMPT INCOME	UNDISTRIBUTED TAX BASIS ORDINARY INVESTMENT INCOME	UNDISTRIBUTED TAX BASIS CAPITAL GAINS
Emerging Markets Managed Account Fund	$—	$19,880	$38,400
High Income Bond Managed Account Fund	—	867	—
Investment Grade Bond Managed Account Fund	—	305	—
Municipal Managed Account Fund	1,098	—	—

322 | Annual Financial Statements

Notes to Financial Statements, Continued
September 30, 2025

The tax character of distributions paid for the Funds during the years ended September 30, 2025, and September 30, 2024, were as follows:

	DISTRIBUTIONS FROM:
	TAX EXEMPT INCOME		ORDINARY INCOME
	2025	2024	2025	2024
Emerging Markets Managed Account Fund	$—	$—	$39,191	$7,084
High Income Bond Managed Account Fund	—	—	170,525	—
Investment Grade Bond Managed Account Fund	—	—	57,978	—
Municipal Managed Account Fund	513,319	381,270	14,717	6,031

NOTE 6 – SHARES OF BENEFICIAL INTEREST

At September 30, 2025, there were an unlimited number of shares of each Fund with no par value of beneficial interest authorized. Transactions in each Fund’s shares of beneficial interest were as follows:

	YEAR ENDED SEPTEMBER 30, 2025		PERIOD ENDED SEPTEMBER 30, 2024†
EMERGING MARKETS MANAGED ACCOUNT FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class SMA Shares
Shares sold	250	$2,605	150,570	$1,487,666
Shares issued to shareholders in reinvestment of dividends	3,964	39,191	723	7,084
Shares repurchased	-‡	(2)	(48,308)	(507,444)
Net increase (decrease)	4,214	$41,794	102,985	$987,306

†	The Fund commenced operations on October 2, 2023.

‡	Represents less than 0.50 shares.

	PERIOD ENDED SEPTEMBER 30, 2025*
HIGH INCOME BOND MANAGED ACCOUNT FUND	SHARES	AMOUNT
Class SMA Shares
Shares sold	516,181	$5,162,440
Shares issued to shareholders in reinvestment of dividends	16,866	169,861
Net increase (decrease)	533,047	$5,332,301

*	The Fund commenced operations on March 26, 2025.

	PERIOD ENDED SEPTEMBER 30, 2025*
INVESTMENT GRADE BOND MANAGED ACCOUNT FUND	SHARES	AMOUNT
Class SMA Shares
Shares sold	213,767	$2,137,440
Shares issued to shareholders in reinvestment of dividends	5,752	57,701
Net increase (decrease)	219,519	$2,195,141

*	The Fund commenced operations on March 26, 2025.

	YEAR ENDED SEPTEMBER 30, 2025		YEAR ENDED SEPTEMBER 30, 2024
MUNICIPAL MANAGED ACCOUNT FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class SMA Shares
Shares sold	49,563	$506,084	489,757	$4,988,008
Shares issued to shareholders in reinvestment of dividends	51,888	528,039	37,976	387,301
Shares repurchased	(1,514)	(15,246)	—	—
Net increase (decrease)	99,937	$1,018,877	527,733	$5,375,309

Annual Financial Statements | 323

Notes to Financial Statements, Continued
September 30, 2025

NOTE 7 – INVESTMENT TRANSACTIONS

For the year ended September 30, 2025, the Funds had purchase and sale transactions of investments as listed in the table below (excluding short-term investments).

	PURCHASES	SALES
Emerging Markets Managed Account Fund	$829,795	$931,907
High Income Bond Managed Account Fund	6,002,325	213,067
Investment Grade Bond Managed Account Fund	2,749,875	157,867
Municipal Managed Account Fund	6,690,941	5,677,305

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Annual Financial Statements | 325

Financial Highlights

Emerging Markets Managed Account Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF YEAR	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF YEAR

CLASS SMA SHARES

2025	$10.61	0.24	0.11	0.35	(0.33)	(0.05)	—	(0.38)	$10.58
2024(c)	$10.00	0.23	0.43	0.66	(0.05)	—	—	(0.05)	$10.61

(a)	Not annualized for periods less than one year.
(b)	Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
(c)	The Fund commenced operations on October 2, 2023.
(d)	Annualized.
+	Based on weighted average shares outstanding.

See notes to financial statements.

326 | Annual Financial Statements

Financial Highlights, Continued

Emerging Markets Managed Account Fund

	RATIOS TO AVERAGE NET ASSETS						SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)		EXPENSES, AFTER EXPENSE REDUCTIONS (%)		EXPENSES, BEFORE EXPENSE REDUCTIONS (%)		TOTAL RETURN (%)(a)	PORTFOLIO TURNOVER RATE (%)(a)	NET ASSETS AT END OF YEAR (THOUSANDS)

CLASS SMA SHARES

2025	2.40		—		15.87	(b)	3.55	78.50	$1,134
2024(c)	2.30	(d)	—	(d)	13.87	(b)(d)	6.67	145.98	$1,092

Annual Financial Statements | 327

Financial Highlights

High Income Bond Managed Account Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF PERIOD

CLASS SMA SHARES

2025(b)	$10.00	0.34	0.11	0.45	(0.33)	—	—	(0.33)	$10.12

(a)	Not annualized for periods less than one year.
(b)	The Fund commenced operations on March 26, 2025.
(c)	Annualized.
+	Based on weighted average shares outstanding.

See notes to financial statements.

328 | Annual Financial Statements

Financial Highlights, Continued

High Income Bond Managed Account Fund

	RATIOS TO AVERAGE NET ASSETS						SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)		EXPENSES, AFTER EXPENSE REDUCTIONS (%)		EXPENSES, BEFORE EXPENSE REDUCTIONS (%)		TOTAL RETURN (%)(a)	PORTFOLIO TURNOVER RATE (%)(a)	NET ASSETS AT END OF PERIOD (THOUSANDS)

CLASS SMA SHARES

2025(b)	6.52	(c)	—	(c)	3.47	(c)	4.57	4.74	$5,394

Annual Financial Statements | 329

Financial Highlights

Investment Grade Bond Managed Account Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF PERIOD

CLASS SMA SHARES
2025(b)	$10.00	0.27	0.07	0.34	(0.28)	—	—	(0.28)	$10.06

(a)	Not annualized for periods less than one year.
(b)	The Fund commenced operations on March 26, 2025.
(c)	Annualized.
(d)	Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
+	Based on weighted average shares outstanding.

See notes to financial statements.

330 | Annual Financial Statements.

Financial Highlights, Continued

Investment Grade Bond Managed Account Fund

	RATIOS TO AVERAGE NET ASSETS						SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)		EXPENSES, AFTER EXPENSE REDUCTIONS (%)		EXPENSES, BEFORE EXPENSE REDUCTIONS (%)		TOTAL RETURN (%)(a)	PORTFOLIO TURNOVER RATE (%)(a)	NET ASSETS AT END OF PERIOD (THOUSANDS)

CLASS SMA SHARES

2025(b)	5.30	(c)	—	(c)	7.98	(c)(d)	3.40	9.45	$2,208

Annual Financial Statements | 331

Financial Highlights

Municipal Managed Account Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF YEAR	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF YEAR

CLASS SMA SHARES

2025	$10.47	0.47	(0.25)	0.22	(0.47)	—	—	(0.47)	$10.22
2024	$9.68	0.45	0.79	1.24	(0.45)	—	—	(0.45)	$10.47
2023	$10.00	0.15	(0.32)	(0.17)	(0.15)	—	—	(0.15)	$9.68

(a)	Not annualized for periods less than one year.
(b)	Annualized.
+	Based on weighted average shares outstanding.

See notes to financial statements.

332 | Annual Financial Statements

Financial Highlights, Continued

Municipal Managed Account Fund

	RATIOS TO AVERAGE NET ASSETS						SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)		EXPENSES, AFTER EXPENSE REDUCTIONS (%)		EXPENSES, BEFORE EXPENSE REDUCTIONS (%)		TOTAL RETURN (%)(a)	PORTFOLIO TURNOVER RATE (%)(a)	NET ASSETS AT END OF YEAR (THOUSANDS)

CLASS SMA SHARES

2025	4.59		—		1.20		2.18	50.81	$12,010
2024	4.39		—		1.87		13.02	21.60	$11,255
2023	4.00	(b)	—	(b)	3.65	(b)	(1.74)	39.98	$5,293

Annual Financial Statements | 333

Report of Independent Registered Public Accounting Firm

Thornburg Managed Account Funds

To the Board of Trustees of Thornburg Investment Trust and Shareholders of each of the funds listed in the table below.

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (four of the funds constituting Thornburg Investment Trust, hereafter collectively referred to as the "Funds") as of September 30, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of September 30, 2025, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Funds

Thornburg Emerging Markets Managed Account Fund (1)

Thornburg High Income Bond Managed Account Fund (2)

Thornburg Investment Grade Bond Managed Account Fund (2)

Thornburg Municipal Managed Account Fund (3)

(1) Statement of operations for the year ended September 30, 2025, and statements of changes in net assets for year ended September 30, 2025 and the period October 2, 2023 (commencement of operations) through September 30, 2024

(2) Statement of operations and statement of changes in net assets for the period March 26, 2025 (commencement of operations) through September 30, 2025

(3) Statement of operations for the year ended September 30, 2025 and statements of changes in net assets for years ended September 30, 2025 and 2024

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

November 17, 2025

We have served as the auditor of one or more investment companies in Thornburg Investment Trust since 1999.

334 | Annual Financial Statements

Tax Information

September 30, 2025

For the tax year ended September 30, 2025, tax exempt (or the maximum allowed) and taxable ordinary income dividends paid by funds for federal income tax purposes are as follows:

	TAX EXEMPT	TAXABLE ORDINARY
Emerging Markets Managed Account Fund	$ —	$ 39,191
High Income Bond Managed Account Fund	—	170,525
Investment Grade Bond Managed Account Fund	—	57,978
Municipal Managed Account Fund	513,319	14,717

For the tax year ended September 30, 2025, the dividend ratio (or the maximum allowed) paid from tax basis net ordinary income as qualifying for the reduced rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003 and the ordinary income distributions ratio (or the maximum allowed) paid as qualified for the corporate dividend received deduction are as follows:

	QUALIFIED DIVIDEND INCOME	DIVIDENDS RECEIVED DEDUCTION
Emerging Markets Managed Account Fund	59.08%	—%

For the year ended September 30, 2025, foreign source income and foreign tax credit to be passed through to shareholders are as follows:

	FOREIGN SOURCE INCOME	FOREIGN TAX CREDIT
Emerging Markets Managed Account Fund	$25,318	$6,570

The information and the distributions reported herein may differ from information and distributions reported to the shareholders for the calendar year ending December 31, 2025. Complete information will be reported in conjunction with your 2025 Form 1099.

Annual Financial Statements | 335

Schedule of Investments

Thornburg Capital Management Fund | September 30, 2025

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	U.S. TREASURY SECURITIES — 3.9%
	U.S. Treasury Bills,
	4.10% due 10/30/2025	$9,335,000	$9,304,695
	4.122% due 10/30/2025	15,665,000	15,613,874
	4.114% due 10/16/2025	25,000,000	24,957,812
	4.097% due 10/23/2025	12,000,000	11,970,445
	4.13% due 10/21/2025	25,000,000	24,943,562
	4.131% due 10/28/2025	25,000,000	24,923,847
	U.S. Treasury Notes, 4.25% due 10/15/2025	25,000,000	24,999,089
	TOTAL U.S. TREASURY SECURITIES (Cost $136,713,324)		136,713,324

	COMMERCIAL PAPER — 91.6%
[a]	AbbVie, Inc., 4.317% due 11/12/2025	625,000	621,916
	Agree LP,
[a]	4.326% due 10/9/2025	83,000,000	82,921,427
[a]	4.327% due 10/15/2025	4,000,000	3,993,373
	Alimentation Couche-Tard, Inc.,
[a,b]	4.419% due 10/3/2025	300,000	299,928
[a,b]	4.313% due 10/6/2025	51,100,000	51,069,837
[a,b]	4.302% due 10/7/2025	250,000	249,823
[a,b]	4.283% due 10/8/2025	25,000,000	24,979,486
[a,b]	4.316% due 10/9/2025	2,000,000	1,998,111
[a,b]	4.326% due 10/9/2025	2,000,000	1,998,107
[a,b]	4.338% due 10/9/2025	1,000,000	999,051
	Amcor Finance USA, Inc.,
[a]	4.554% due 10/6/2025	7,000,000	6,995,654
[a]	4.562% due 10/6/2025	1,000,000	999,378
[a]	4.528% due 10/7/2025	1,000,000	999,258
	Amcor Flexibles North America, Inc.,
[a]	4.328% due 10/29/2025	4,000,000	3,986,778
[a]	4.371% due 10/30/2025	25,000,000	24,913,604
[a]	American Electric Power Co., Inc., 4.296% due 10/6/2025	13,250,000	13,242,216
	American Honda Finance Corp.,
	4.354% due 10/21/2025	65,000,000	64,845,444
	4.358% due 11/13/2025	1,112,000	1,106,328
	4.383% due 11/13/2025	250,000	248,716
	4.337% due 11/18/2025	2,000,000	1,988,667
	4.36% due 11/21/2025	15,000,000	14,909,262
[a]	American Transmission Co. LLC, 4.386% due 10/30/2025	50,000,000	49,826,403
[a]	Aon Corp., 4.325% due 10/27/2025	54,000,000	53,834,250
	Arizona Public Service Co.,
	4.259% due 10/1/2025	25,000,000	25,000,000
	4.292% due 10/2/2025	19,000,000	18,997,767
	4.292% due 10/7/2025	6,000,000	5,995,770
[a,b]	AstraZeneca plc, 4.219% due 10/24/2025	250,000	249,337
[a]	Automatic Data Processing, Inc., 4.168% due 10/1/2025	84,000,000	84,000,000
	AutoZone, Inc.,
[a]	4.211% due 10/3/2025	40,855,000	40,845,581
[a]	4.231% due 10/3/2025	5,000,000	4,998,842
[a]	4.191% due 10/7/2025	11,600,000	11,592,015
	Avangrid, Inc.,
[a]	4.551% due 10/2/2025	1,000,000	999,876
[a]	4.262% due 10/6/2025	21,000,000	20,987,750
[a]	4.293% due 10/21/2025	65,000,000	64,847,611
	BAT International Finance plc,
[a,b]	4.377% due 10/3/2025	44,000,000	43,989,464
[a,b]	4.377% due 10/6/2025	13,000,000	12,992,218
[a,b]	4.57% due 10/21/2025	1,731,000	1,726,692
	Bell Telephone Co. of Canada or Bell Canada,
[a,b]	4.593% due 10/2/2025	16,000,000	15,997,996
[a,b]	4.269% due 10/20/2025	20,000,000	19,955,667

336 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Capital Management Fund | September 30, 2025

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

[a,b]	4.342% due 10/24/2025	$250,000	$249,318
[a,b]	4.355% due 10/24/2025	22,000,000	21,939,842
	Canadian Pacific Railway Co.,
[a,b]	4.35% due 10/9/2025	13,000,000	12,987,636
[a,b]	4.392% due 10/10/2025	12,000,000	11,987,040
[a,b]	4.374% due 10/21/2025	4,593,000	4,582,028
	CenterPoint Energy Resources Corp.,
[a]	4.198% due 10/1/2025	4,000,000	4,000,000
[a]	4.221% due 10/2/2025	6,000,000	5,999,307
[a]	4.23% due 10/3/2025	50,000,000	49,988,417
[a]	4.21% due 10/6/2025	29,000,000	28,983,285
	Chevron Phillips Chemical Co. LLC,
[a]	4.287% due 10/8/2025	13,000,000	12,989,333
[a]	4.326% due 10/21/2025	25,000,000	24,940,972
[a]	4.347% due 10/22/2025	25,000,000	24,937,729
[a]	4.348% due 10/28/2025	3,500,000	3,488,791
[a]	4.33% due 11/6/2025	17,000,000	16,927,750
	Cintas Corp. No. 2,
[a]	4.218% due 10/1/2025	30,000,000	30,000,000
[a]	4.218% due 10/2/2025	75,000,000	74,991,333
[a]	4.244% due 10/8/2025	2,000,000	1,998,374
[a]	4.243% due 10/10/2025	6,800,000	6,792,894
[a]	4.258% due 10/15/2025	1,000,000	998,371
	Delmarva Power & Light Co., 4.249% due 10/1/2025	391,000	391,000
	Dominion Energy South Carolina, Inc., 4.556% due 10/2/2025	25,000,000	24,996,889
	Duke Energy Corp.,
[a]	4.545% due 10/9/2025	2,965,000	2,962,061
[a]	4.277% due 10/14/2025	11,000,000	10,983,277
[a]	4.286% due 11/4/2025	15,000,000	14,940,358
	Electricite de France SA,
[a,b]	4.303% due 10/20/2025	82,000,000	81,816,935
[a,b]	4.473% due 10/21/2025	250,000	249,389
	Enbridge U.S., Inc.,
[a]	4.525% due 10/1/2025	700,000	700,000
[a]	4.473% due 10/6/2025	345,000	344,789
[a]	4.291% due 10/20/2025	900,000	897,996
[a]	4.29% due 10/24/2025	260,000	259,299
[a]	4.334% due 10/24/2025	370,000	368,993
[a]	4.348% due 10/24/2025	7,000,000	6,980,904
[a]	4.368% due 10/24/2025	18,000,000	17,950,665
[a]	4.302% due 10/28/2025	870,000	867,240
[a]	4.336% due 10/28/2025	12,000,000	11,961,660
[a]	4.357% due 10/28/2025	10,000,000	9,967,900
	Entergy Corp.,
[a]	4.338% due 11/17/2025	50,000,000	49,722,569
[a]	4.296% due 12/10/2025	450,000	446,325
[a]	Enterprise Products Operating LLC, 4.282% due 10/2/2025	50,000,000	49,994,139
[a]	Evergy Kansas Central, Inc., 4.292% due 10/1/2025	21,000,000	21,000,000
	Evergy, Inc., 4.326% due 10/7/2025	75,000,000	74,946,750
	Eversource Energy,
[a]	4.559% due 10/8/2025	1,000,000	999,129
[a]	4.496% due 10/9/2025	2,000,000	1,998,036
[a]	4.527% due 10/14/2025	7,000,000	6,988,751
[a]	Exelon Corp., 4.306% due 10/6/2025	77,000,000	76,954,656
[a,b]	Experian Finance plc, 4.316% due 10/7/2025	6,700,000	6,695,254
	Fiserv, Inc.,
[a]	4.296% due 10/8/2025	30,000,000	29,975,325
[a]	4.296% due 10/9/2025	5,000,000	4,995,300
[a]	4.296% due 10/10/2025	15,000,000	14,984,137
	Genuine Parts Co.,
[a]	4.313% due 10/23/2025	9,000,000	8,976,680
[a]	4.387% due 10/28/2025	78,000,000	77,747,865

See notes to financial statements	. Annual Financial Statements | 337

Schedule of Investments, Continued

Thornburg Capital Management Fund | September 30, 2025

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	Intercontinental Exchange, Inc.,
[a]	4.265% due 10/8/2025	$40,000,000	$39,967,333
[a]	4.248% due 10/14/2025	6,000,000	5,990,943
[a]	4.268% due 10/14/2025	10,000,000	9,984,833
[a]	4.266% due 10/15/2025	20,000,000	19,967,333
	Keurig Dr. Pepper, Inc.,
[a]	4.398% due 10/1/2025	2,309,000	2,309,000
[a]	4.337% due 10/6/2025	1,000,000	999,407
[a]	4.337% due 10/7/2025	50,000,000	49,964,417
[a]	4.337% due 10/8/2025	16,000,000	15,986,716
[a]	4.34% due 10/9/2025	5,000,000	4,995,256
[a]	4.374% due 10/15/2025	1,100,000	1,098,161
[a]	4.34% due 10/16/2025	10,000,000	9,982,208
	L3Harris Technologies, Inc.,
[a]	4.337% due 10/3/2025	8,500,000	8,497,984
[a]	4.267% due 10/14/2025	4,250,000	4,243,554
	Marriott International, Inc.,
[a]	4.324% due 10/23/2025	40,000,000	39,896,111
[a]	4.305% due 10/27/2025	28,487,000	28,399,972
	McCormick & Co., Inc.,
[a]	4.302% due 10/20/2025	4,000,000	3,991,070
[a]	4.302% due 10/22/2025	13,775,000	13,741,010
[a]	4.319% due 11/28/2025	67,000,000	66,543,395
[a,b]	Medtronic Global Holdings SCA, 4.265% due 10/2/2025	39,500,000	39,495,392
	Mitsubishi HC Finance America LLC,
	4.504% due 10/2/2025	12,050,000	12,048,517
	4.466% due 10/7/2025	5,000,000	4,996,342
	4.48% due 10/14/2025	10,380,000	10,363,507
	4.357% due 10/27/2025	19,000,000	18,941,269
	Mondelez International, Inc.,
[a]	4.303% due 10/16/2025	9,000,000	8,984,137
[a]	4.248% due 10/17/2025	250,000	249,536
[a]	4.324% due 11/10/2025	800,000	796,231
	Motorola Solutions, Inc., 4.373% due 10/1/2025	50,000,000	50,000,000
[a]	Narragansett Electric Co., 4.277% due 10/9/2025	1,000,000	999,064
	NextEra Energy Capital Holdings, Inc.,
[a]	4.611% due 10/8/2025	13,890,000	13,877,792
[a]	4.566% due 10/9/2025	599,000	598,404
[a]	4.315% due 10/20/2025	50,000,000	49,888,111
[a]	4.299% due 10/21/2025	250,000	249,413
[a]	4.325% due 10/27/2025	5,000,000	4,984,653
[a]	4.33% due 11/7/2025	4,000,000	3,982,528
	Northern Illinois Gas Co.,
	4.232% due 10/8/2025	5,000,000	4,995,946
	4.242% due 10/8/2025	20,000,000	19,983,744
	NSTAR Electric Co., 4.30% due 10/16/2025	56,000,000	55,901,300
	Oglethorpe Power Corp.,
[a]	4.31% due 10/3/2025	250,000	249,941
[a]	4.414% due 10/17/2025	23,838,000	23,792,019
	ONE Gas, Inc.,
[a]	4.387% due 10/1/2025	9,000,000	9,000,000
[a]	4.337% due 10/3/2025	4,000,000	3,999,051
[a]	4.315% due 10/7/2025	2,000,000	1,998,583
[a]	4.326% due 10/8/2025	1,000,000	999,172
	Oracle Corp.,
[a]	4.408% due 11/13/2025	75,000,000	74,613,000
[a]	4.42% due 11/13/2025	5,000,000	4,974,140
[a]	4.369% due 11/20/2025	5,000,000	4,970,278
[a]	4.381% due 11/24/2025	1,000,000	993,565
	Penske Truck Leasing Co. LP,
	4.608% due 10/2/2025	250,000	249,969
	4.679% due 10/2/2025	500,000	499,936
	4.694% due 10/2/2025	250,000	249,968

338 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued
Thornburg Capital Management Fund   |   September 30, 2025

		SHARES/PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	4.595% due 10/3/2025	$17,000,000	$16,995,750
	4.615% due 10/14/2025	4,000,000	3,993,471
	4.318% due 10/7/2025	5,000,000	4,996,458
	4.456% due 10/9/2025	22,500,000	22,478,100
	4.375% due 10/16/2025	10,000,000	9,982,083
	4.272% due 10/27/2025	5,000,000	4,984,833
	4.305% due 10/28/2025	600,000	598,097
	4.287% due 11/5/2025	18,000,000	17,926,325
	Peoples Gas Light & Coke Co., 4.218% due 10/1/2025	22,500,000	22,500,000
[a]	PPL Capital Funding, Inc., 4.24% due 10/3/2025	24,625,000	24,619,282
[a]	Rockwell Automation, Inc., 4.222% due 10/10/2025	40,000,000	39,958,400
	Ryder System, Inc.,
	4.326% due 10/1/2025	72,000,000	72,000,000
	4.323% due 10/20/2025	7,000,000	6,984,299
[a]	Sempra, 4.24% due 10/2/2025	44,000,000	43,994,891
[a]	Sherwin-Williams Co., 4.301% due 10/20/2025	12,000,000	11,973,210
[a]	Southern California Gas Co., 4.239% due 10/1/2025	50,000,000	50,000,000
	Spire, Inc.,
[a]	4.593% due 10/1/2025	20,000,000	20,000,000
[a]	4.452% due 10/6/2025	500,000	499,696
[a]	4.452% due 10/7/2025	6,000,000	5,995,620
[a]	4.479% due 10/10/2025	1,000,000	998,900
[a]	4.479% due 10/15/2025	7,500,000	7,487,167
[a]	4.34% due 10/16/2025	3,000,000	2,994,662
[a]	4.354% due 10/22/2025	1,000,000	997,503
[a]	4.46% due 10/22/2025	4,000,000	3,989,780
[a]	4.292% due 10/23/2025	1,000,000	997,421
[a]	4.337% due 10/23/2025	4,000,000	3,989,587
[a]	4.327% due 10/24/2025	14,000,000	13,961,986
[a]	4.323% due 10/28/2025	920,000	917,067
[a]	4.358% due 10/29/2025	1,000,000	996,671
[a]	4.327% due 10/30/2025	1,000,000	996,576
[a]	4.327% due 11/4/2025	18,500,000	18,425,743
[a,b]	Telstra Group Ltd., 4.253% due 12/10/2025	31,750,000	31,493,178
[a]	Thermo Fisher Scientific, Inc., 4.274% due 10/27/2025	40,000,000	39,878,667
[a]	WEC Energy Group, Inc., 4.272% due 10/6/2025	49,000,000	48,971,349
[a]	Western Union Co., 4.289% due 10/2/2025	85,000,000	84,990,012
[a]	Xcel Energy, Inc., 4.374% due 10/14/2025	33,000,000	32,948,758
	TOTAL COMMERCIAL PAPER (Cost $3,162,050,047)		3,162,050,047

REPURCHASE AGREEMENT — 2.2%
	Bank of New York Mellon Corp., 4.20% dated 9/30/2025 due 10/1/2025, repurchase price $75,008,750 collateralized by 8 corporate debt securities, having an average coupon of 5.51%, a minimum credit rating of BBB-, maturity dates from 1/24/2031 to 5/15/2067, and having an aggregate market value of $80,070,397 at 9/30/2025	75,000,000	75,000,000
	TOTAL REPURCHASE AGREEMENTS (Cost $75,000,000)		75,000,000

MUTUAL FUND — 0.0%
[c]	State Street Institutional Treasury Money Market Fund, Premier Class, 4.06%,	91,447	91,447
	TOTAL MUTUAL FUND (Cost $91,447)		91,447

TOTAL INVESTMENTS — 97.7% (Cost $3,373,854,818)			$3,373,854,818

OTHER ASSETS LESS LIABILITIES — 2.3%			77,918,119

NET ASSETS — 100.0%			$3,451,772,937

Footnote Legend

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025, the aggregate value of these securities in the Fund’s portfolio was $2,566,953,540, representing 74.37% of the Fund’s net assets.

b	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

c	Rate represents the money market fund annualized seven-day yield at September 30, 2025.

See notes to financial statements.	Annual Financial Statements | 339

Statement of Assets and Liabilities
Thornburg Capital Management Fund   |   September 30, 2025

ASSETS
Investment in securities, at cost	$3,373,854,818
Investments at value	3,373,854,818
Cash	282,679,896
Dividends receivable	3,253
Principal and interest receivable	1,548,281

Total Assets	3,658,086,248

LIABILITIES
Payable for investments purchased	206,230,384
Accounts payable and accrued expenses	82,927

Total Liabilities	206,313,311

NET ASSETS	$3,451,772,937

NET ASSETS CONSIST OF
Net capital paid in on shares of beneficial interest	$3,451,744,233
Distributable earnings	28,704

NET ASSETS	$3,451,772,937

NET ASSET VALUE
Class I Shares:
Net assets applicable to shares outstanding	$3,451,772,937
Shares outstanding	345,176,793
Net asset value and redemption price per share	$10.00

See notes to financial statements.

340 | Annual Financial Statements

Statement of Operations
Thornburg Capital Management Fund   |   Year Ended September 30, 2025

INVESTMENT INCOME
Interest income	$101,418,574
Dividend income	233,593

Total Income	101,652,167

EXPENSES
Transfer agent fees	15,813
Custodian fees	121,345
Audit and tax fees	33,305
Legal fees	10,996
Prepaid insurance expense	11,930
Other expenses	6,935

Total Expenses	200,324

Net Investment Income (Loss)	$101,451,843

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss)	29,025

Net Realized and Unrealized Gain (Loss)	29,025

Change in Net Assets Resulting from Operations	$101,480,868

See notes to financial statements.

Annual Financial Statements | 341

Statement of Changes in Net Assets
Thornburg Capital Management Fund

	YEAR ENDED	YEAR ENDED
	SEPTEMBER 30, 2025	SEPTEMBER 30, 2024
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income	$101,451,843	$90,667,750
Net realized gain (loss)	29,025	80,563

Net Increase (Decrease) in Net Assets Resulting from Operations	101,480,868	90,748,313

DIVIDENDS TO SHAREHOLDERS
From distributable earnings
Class I Shares	(101,528,126)	(90,710,663)

FUND SHARE TRANSACTIONS
Class I Shares	1,357,773,130	363,622,675

Net Increase (Decrease) in Net Assets	1,357,725,872	363,660,325

NET ASSETS
Beginning of Year	2,094,047,065	1,730,386,740

End of Year	$3,451,772,937	$2,094,047,065

See notes to financial statements.

342 | Annual Financial Statements

Notes to Financial Statements
Thornburg Capital Management Fund | September 30, 2025

NOTE 1 – ORGANIZATION

Thornburg Capital Management Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of September 30, 2025, the Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes and bears expenses directly attributable to it. The Fund’s investment goal is to seek current income consistent with liquidity management and safety of capital. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, foreign government obligations risk, foreign investment risk, interest rate risk, liquidity risk, management risk, market and economic risk, prepayment and extension risk, and U.S. government obligations risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

As of September 30, 2025, the Fund currently offers one class of shares of beneficial interest: Institutional Class (“Class I”). This class of shares of the Fund represents all interest in the portfolio of investments. Class I shares are sold at net asset value without a sales charge at the time of purchase and may be subject to a service fee. All expenses are allocated to the class including transfer agent fees, government registration fees, printing and postage costs, and legal expenses.

Shares of the Fund are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933 (the “1933 Act”). Investments in the Fund may only be made by investment companies, or other persons that are “accredited investors” within the meaning of Regulation D under the 1933 Act. Thornburg Investment Management, Inc. (the “Advisor”), acting as the agent for the other series of the Trust, will effect all purchases and sales of shares of the Fund on behalf of any series of the Trust.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund prepares its financial statements in conformity with United States generally accepted accounting principles (“GAAP”), including investment company accounting and reporting guidance in the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946.

Segment Reporting: The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Allocation of Expenses: Expenses common to all Funds are allocated among the Funds comprising the Trust based upon their relative net asset values or other appropriate allocation methods.

Dividends and Distributions to Shareholders: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Ordinary income dividends, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually and more often if deemed necessary by the Advisor. Dividends and distributions are paid and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the ex-dividend date, or at the shareholder’s option, paid in cash.

Guarantees and Indemnifications: Under the Trust’s organizational documents (and under separate agreements with the independent Trustees), its officers and Trustees are provided with an indemnification, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of the performance of their duties to the Fund. In the normal course of business, the Trust may also enter into contracts with service providers that contain general indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, based on experience, the Trust expects the risk of loss to be remote.

Investment Income: Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Premiums and discounts are amortized and accreted, respectively, to first call dates or maturity dates using the effective yield method of the respective investments. These amounts are included in Investment Income in the Statement of Operations.

Annual Financial Statements | 343

Notes to Financial Statements, Continued
Thornburg Capital Management Fund | September 30, 2025

Investment Transactions: Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale of investments are recorded on an identified cost basis.

Repurchase Agreements: The Fund may invest excess cash in repurchase agreements whereby the Fund purchases investments, which serve as collateral, with an agreement to resell such collateral to the seller at an agreed upon price at the maturity date of the repurchase agreement. Investments pledged as collateral for repurchase agreements are held in custody until maturity of the repurchase agreement. Provisions in the agreements require that the market value of the collateral is at least equal to the repurchase value in the event of default. In the event of default, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Security Valuation: All investments in securities held by the Fund are valued as described in Note 3.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases (decreases) in net assets from operations during the reporting period. Actual results could differ from those estimates.

When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio investments consistent with the Fund’s investment objectives and not for the purpose of investment leverage or to speculate on interest rate or market changes. At the time the Fund makes a commitment to purchase an investment on a when-issued or delayed delivery basis, the Fund will record the transaction and reflect the value in determining its net asset value. Pursuant to current U.S. Securities and Exchange Commission (“SEC”) guidance, a transaction involving a when-issued security will not be deemed to involve a senior security as long as the Fund intends to settle the transaction physically and the transaction settles within 35 days. Investments purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date. The values of these securities held at September 30, 2025 are detailed in the Schedule of Investments.

NOTE 3 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed by the Advisor, which has been designated by the Trustees of the Trust (the “Trustees”) as the Fund’s “valuation designee,” as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).

In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Securities held with a maturity of less than 60 days from trade date and other short-term investments are valued using the amortized cost method unless the Committee determines such method does not represent fair value. The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

344 | Annual Financial Statements

Notes to Financial Statements, Continued
Thornburg Capital Management Fund | September 30, 2025

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.

If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of the Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Committee and are generally characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of September 30, 2025:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
U.S. Treasury Securities	$136,713,324	$—	$136,713,324	$—
Commercial Paper	3,162,050,047	—	3,162,050,047	—
Repurchase Agreement	75,000,000	—	75,000,000	—
Mutual Fund	91,447	91,447	—	—
Total Investments in Securities	$3,373,854,818	$91,447	$3,373,763,371	$—
Total Assets	$3,373,854,818	$91,447	$3,373,763,371	$—

Annual Financial Statements | 345

Notes to Financial Statements, Continued
Thornburg Capital Management Fund | September 30, 2025

NOTE 4 – INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an investment advisory agreement with the Trust, the Advisor serves as the investment advisor and performs services for the Fund. The Fund does not pay an advisory fee to the Advisor under this agreement.

The Advisor provides certain administrative services to the Fund. No fees are charged for these services.

The Fund may purchase or sell portfolio securities from or to an affiliated fund provided that all such transactions will comply with Rule 17a-7 under the 1940 Act. For the year ended September 30, 2025, the Fund had no such transactions with affiliated funds.

NOTE 5 – TAXES

Federal Income Taxes: It is the policy of the Trust to comply with the provisions of the Internal Revenue Code of 1986 applicable to regulated investment companies and to distribute to shareholders substantially all investment company taxable income including net realized gains on investments (if any), and tax exempt income of the Fund. Therefore, no provision for federal income or excise tax is required.

The Fund files income tax returns in United States federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three years following a return’s filing date. The Fund has analyzed each uncertain tax position believed to be material in the preparation of the Fund’s financial statements for the fiscal year ended September 30, 2025, including open tax years, to assess whether it is more likely than not that the position would be sustained upon examination, based on the technical merits of the position. The Fund has not identified any such position for which an asset or liability must be reflected in the Statement of Assets and Liabilities.

At September 30, 2025, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$3,373,854,818

Net unrealized appreciation (depreciation) on investments (tax basis)	$—

There is no unrealized appreciation (depreciation) in the Fund at September 30, 2025 due to all securities with less than 60 days to maturity being valued by the amortized cost method.

At September 30, 2025, the Fund had $28,704 of undistributed tax basis ordinary investment income and no undistributed tax basis capital gains.

The tax character of distributions paid during the years ended September 30, 2025, and September 30, 2024, were as follows:

	2025	2024
Distributions from:
Ordinary income	$101,528,126	$90,710,663
Total	$101,528,126	$90,710,663

NOTE 6 – SHARES OF BENEFICIAL INTEREST

At September 30, 2025, there were an unlimited number of shares of the Fund with no par value of beneficial interest authorized. Transactions in the Fund’s shares of beneficial interest were as follows:

	YEAR ENDED SEPTEMBER 30, 2025		YEAR ENDED SEPTEMBER 30, 2024
THORNBURG CAPITAL MANAGEMENT FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class I Shares
Shares sold	1,015,262,190	$10,152,621,901	1,016,559,527	$10,165,595,270
Shares issued to shareholders in reinvestment of dividends	10,152,813	101,528,125	9,071,066	90,710,658
Shares repurchased	(889,637,690)	(8,896,376,896)	(989,268,325)	(9,892,683,253)
Net increase (decrease)	135,777,313	$1,357,773,130	36,362,268	$363,622,675

346 | Annual Financial Statements

Notes to Financial Statements, Continued
Thornburg Capital Management Fund | September 30, 2025

NOTE 7 – INVESTMENT TRANSACTIONS

For the year ended September 30, 2025, the Fund had no purchase and sale transactions of investments other than short-term investments.

Annual Financial Statements | 347

Financial Highlights
Thornburg Capital Management Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS		TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	TOTAL DIVIDENDS	NET ASSET VALUE, END OF PERIOD

CLASS I(b)

2025	$10.00	0.47	—	(c)	0.47	(0.47)	—	(0.47)	$10.00
2024	$10.00	0.56	—	(c)	0.56	(0.56)	—	(0.56)	$10.00
2023	$10.00	0.49	—	(c)	0.49	(0.49)	—	(0.49)	$10.00
2022	$10.00	0.10	—	(c)	0.10	(0.10)	—	(0.10)	$10.00
2021	$10.00	0.01	—	(c)	0.01	(0.01)	—	(0.01)	$10.00

(a)	Not annualized for periods less than one year.

(b)	Sales loads are not reflected in computing total return.

(c)	Net realized and unrealized gain (loss) on investments was less than $0.01 per share.

(d)	Portfolio turnover rate equals zero due to no long term investment transactions in the period.

+	Based on weighted average shares outstanding.

See notes to financial statements.

348 | Annual Financial Statements

Financial Highlights, Continued
Thornburg Capital Management Fund

	RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)	EXPENSES, AFTER EXPENSE REDUCTIONS (%)	EXPENSES, BEFORE EXPENSE REDUCTIONS (%)	TOTAL RETURN (%)(a)	PORTFOLIO TURNOVER RATE (%)(a)		NET ASSETS AT END OF PERIOD (THOUSANDS)

CLASS I(b)

2025	4.67	0.01	0.01	4.78	—	(d)	$3,451,773
2024	5.55	0.01	0.01	5.70	—	(d)	$2,094,047
2023	4.88	0.01	0.01	4.99	—	(d)	$1,730,387
2022	0.96	0.01	0.01	0.96	—	(d)	$1,528,903
2021	0.12	0.01	0.01	0.12	—	(d)	$2,060,113

Annual Financial Statements | 349

Report of Independent Registered Public Accounting Firm
Thornburg Capital Management Fund

To the Board of Trustees of Thornburg Investment Trust and Shareholders of Thornburg Capital Management Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments of Thornburg Capital Management Fund (one of the funds constituting Thornburg Investment Trust, referred to hereafter as the “Fund”) as of September 30, 2025, the related statement of operations for the year ended September 30, 2025, the statement of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2025 and the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the relevant ethical requirements relating to our audit, which include standards of the American Institute of Certified Public Accountants (AICPA) Code of Professional Conduct, as well as U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission.

We conducted our audits of these financial statements in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
November 17, 2025

We have served as the auditor of one or more investment companies in Thornburg Investment Trust since 1999.

350 | Annual Financial Statements

Other Information

September 30, 2025 (Unaudited)

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

No changes and/or disagreements occurred in the current reporting period.

PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

During the period covered by this report, there were no matters submitted to the Funds’ shareholders through the solicitation of proxies or otherwise.

REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Remuneration is reflected in the Trustee and officer fees in the Statement of Operations.

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Equity Funds

Thornburg Investment Management, Inc. (the “Advisor”) provides investment management services to each of the Funds pursuant to an investment advisory agreement (the “Agreement”). The Board of Trustees (the “Trustees”) consider the renewal of the Agreement annually, and most recently determined to renew the Agreement on September 9, 2025.

Planning for their recent consideration of the Agreement’s renewal, those Trustees who are not “interested persons” of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “independent Trustees”), met in March 2025 and May 2025 to consider aspects of their annual evaluation of the Advisor’s service to the Funds and to each other series of the Trust, to plan the annual evaluation of the Advisor’s performance, and to discuss preliminarily the information the Advisor would present to the Trustees for their review. The independent Trustees met in another independent session in July 2025 to further define certain portions of the information to be submitted by the Advisor. The independent Trustees met again in independent session in September 2025 to discuss various matters relating to the consideration of the Agreement’s renewal, including discussions with representatives of a mutual fund analyst firm engaged by the independent Trustees to provide explanations of comparative cost and expense information. In that session the independent Trustees discussed their evaluations of the Advisor’s services to the Funds and the Funds’ fee and expense levels, investment performance, and other information presented for the Funds, conferred with legal counsel respecting the factors typically considered in evaluating renewal of an advisory agreement, and conferred with representatives of the Advisor to receive explanations of certain aspects of the information they had requested. Representatives of the Advisor subsequently reviewed portions of the information with the Trustees and addressed questions from the Trustees at another session of independent Trustees in September 2025. Following that session, the Trustees met for the purpose of considering renewal of the Agreement, and the Trustees, including all of the independent Trustees, voted unanimously to renew the Agreement for an additional term of one year.

The information below summarizes certain factors considered by the Trustees in connection with the determination to renew the Agreement. In determining to renew the Agreement, the Trustees considered a wide range of information and did not identify any single factor as controlling, and this summary does not describe all of the factors and other matters considered by the Trustees in making their determination.

Nature, Extent, and Quality of Services. The Trustees considered in their evaluation of the Agreement the written and oral reports provided to the Trustees and their standing committees throughout the year on a wide variety of topics by personnel from the Advisor’s portfolio management, fund administration, trading, operations, marketing, distribution, and compliance staffs. The Trustees also considered in this evaluation the presentations and explanations made by representatives of the Advisor in meeting sessions scheduled for consideration of the renewal of the Agreement. The Trustees further noted in their evaluation the consideration they had given to a number of topics in previous years, reports from their standing committees, and advice received from counsel.

Information noted by the Trustees as having been considered in relation to the nature, extent, and quality of services provided by the Advisor under the Agreement, as more fully reflected in the minutes and other records of their quarterly and committee meetings throughout the year and in previous years, and contributing to their conclusions respecting the nature, extent, and quality of the services rendered to each Fund by the Advisor under the Agreement included: (1) reports from portfolio managers throughout the year demonstrating that each Fund was managed in conformity with stated strategies and objectives, and conformed to investment restrictions and limitations; (2) reports demonstrating that each Fund’s portfolio managers are cognizant of the Fund’s objectives and able to pursue those objectives and execute the Fund’s strategies in varying environments, are aware of pertinent market and economic trends and

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conditions, and are able to competently evaluate and select individual investments, manage the Fund to achieve tax efficiencies, effectively structure the Fund’s portfolio, and manage the Fund’s liquidity requirements; (3) each Fund’s achievement of its investment objectives over different periods of time; (4) presentations by, and interactions with, members of the Advisor’s fund administration, trading, operations, marketing, distribution, and compliance staffs; (5) reports from standing committees of the Trustees on their respective proceedings throughout the year, including particularly interactions with the Advisor’s personnel; (6) the sufficiency of the resources the Advisor devotes to the services it provides to each Fund, including the expertise of its personnel and staffing levels, recent additions to the Advisor’s senior management team, the Advisor’s enhancements to the electronic systems it utilizes in providing these services, and the Advisor’s own financial management and sufficiency of its resources; (7) steps taken by the Advisor to improve its investment management process, including the hiring of additional investment personnel to support the investment management function, plans to add other investment personnel in the future, efforts to increase the diversity of backgrounds and experiences among its investment personnel, and the increased integration of risk management procedures into the investment process; (8) the measures employed by the Advisor’s personnel to achieve efficient trade execution for each Fund, including the evaluation and selection of firms to execute transactions for each Fund; and (9) steps taken to facilitate continued collaboration among the Advisor’s personnel. As in past years, the Trustees noted their assessments of the Advisor’s personnel developed in formal and informal meetings throughout the year, measures to expand and improve the depth and expertise of the Advisor’s staff, and the Advisor’s collaborative approach to investment management, continued commitment to observance of compliance and regulatory requirements in managing investments by the Funds, responsiveness to the Trustees, and other factors and circumstances.

Based upon these and other considerations, the Trustees concluded that the Advisor’s management of the Funds’ investments continued to conform to the Funds’ stated objectives and policies, and that the nature, extent, and quality of the Advisor’s services for the Funds remained sufficient.

Investment Performance. The Trustees noted in their evaluation of each Fund’s investment performance the written and oral reports and investment and market analysis they received from the Advisor’s portfolio management personnel throughout the year. The Trustees also noted their consideration of information provided to them at their request in anticipation of their annual evaluation of the Advisor’s services, including the following items of information respecting the investment performance of each Fund: (1) the Fund’s absolute investment performance and achievement of stated objectives; (2) the Advisor’s explanations and written commentary on the Fund’s performance in the context of the Fund’s objectives and reasonable expectations, and business, market, and economic conditions; (3) performance data for the ten most recent calendar years (or lesser number of years for each Fund having fewer calendar years of operations) comparing the Fund’s investment performance to one or more securities indices and to the applicable Morningstar category of funds; (4) the Fund’s investment performance for the three-month, year-to-date and, if applicable, one-year, three-year, five-year, ten-year, fifteen-year, and since inception periods ending with the second quarter of the current year, comparing the Fund’s annualized returns to one or more securities indices and to the applicable Morningstar category of funds, and assigning a percentage rank to the Fund’s performance for each period relative to its Morningstar category; (5) analyses of specified risk and performance metrics for the Fund relative to its style-specific benchmark and to a selected peer group of funds, prepared by an independent financial analyst firm; (6) information respecting positive cash flows resulting from share purchases and investment appreciation or negative cash flows resulting from redemptions and investment depreciation; (7) various risk and return statistics; and (8) oral commentary from the Advisor. The Trustees noted their understanding that strategies pursued for a Fund may produce intermittent lower relative performance, that underperforming Funds have, generally in the past, returned to favor as conditions changed or the strategies of those Funds gained traction, and the Advisor has in general been successful over time in remediating lower relative performance of Funds in cases where execution of investment strategies contributed to lower performance. In those instances where a Fund exhibited lower relative performance in certain periods, the Trustees also considered the reports they received from the Advisor throughout the year, explanations of that underperformance by reference to the stated investment strategies of the Fund, the effects of market and economic conditions on the Fund during relevant periods, and the investment decisions by the Advisor in view of the Fund’s stated strategies.

Further detail considered by the Trustees with respect to the investment performance of each Fund is set forth below:

● Thornburg Global Opportunities Fund – the Trustees considered that the Fund outperformed its Morningstar category and its benchmark index for the year-to-date (through June 30, 2025), one-, three-, five-, and fifteen-year periods, also outperformed its Morningstar category for the ten-year period, that the Fund’s performance ranked in the first percentile of its Morningstar category for the year-to-date (through June 30, 2025) and five-year periods and in the top decile of its Morningstar category for the one-year and 15-year periods, and that two representative share classes of the Fund delivered positive total returns in eight of the last ten calendar years. The Trustees also considered the contribution of the Advisor’s security selection and other factors to the Fund’s investment performance and the Advisor’s success in achieving the Fund’s investment objective over time.

● Thornburg International Equity Fund – the Trustees considered that the Fund outperformed its Morningstar category and its benchmark index for the year-to-date (through June 30, 2025), one-, five-, ten-, and fifteen-year periods, that the Fund’s performance ranked in the top decile of its Morningstar category for the three- and five-year periods, and that two representative share classes of the Fund delivered

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positive total returns in seven of the last ten calendar years. The Trustees also considered the contribution of the Advisor’s security selection and other factors to the Fund’s investment performance and the Advisor’s success in achieving the Fund’s investment objective over time.

● Thornburg Better World International Fund – the Trustees considered that the Fund outperformed its benchmark index and its Morningstar category for the five-year period and since the Fund’s inception, that the Fund’s performance was comparable to its benchmark index and Morningstar category in most other periods, and that two representative share classes of the Fund delivered positive total returns in seven of the nine calendar years since the Fund’s inception. The Trustees also considered the contribution of the Advisor’s security selection and other factors to the Fund’s investment performance, the Advisor’s process for evaluating environmental, social, and governance characteristics and the potential for those characteristics to contribute positively to the Fund’s investment, and the Advisor’s success in achieving the Fund’s investment objective over time.

● Thornburg International Growth Fund – The Trustees considered explanations from the Advisor respecting reasons for the Fund’s underperformance in certain periods relative to the Fund’s Morningstar category and benchmark index, including particularly the Fund’s underperformance in recent periods, and steps the Advisor has taken to remediate that underperformance, including enhancements to the Fund’s investment team. The Trustees noted that, notwithstanding underperformance in certain periods, the Advisor has generally had success in achieving the Fund’s investment objectives over time, and that two representative share classes of the Fund delivered positive total returns in six of the last ten calendar years. The Trustees also considered the contribution of the Advisor’s security selection and other factors to the Fund’s investment performance.

● Thornburg Developing World Fund – the Trustees considered explanations from the Advisor respecting reasons for the Fund’s underperformance in certain periods relative to the Fund’s Morningstar category and benchmark index and steps the Advisor has taken to remediate that underperformance, including enhancements to the Fund’s investment process and changes to the Fund’s portfolio management team. The Trustees noted the positive effect of those changes on the Fund’s recent investment performance, including the outperformance of the Fund relative to both its benchmark index and its Morningstar category during the Fund’s third quarter in 2025. The Trustees noted that the degree of the Fund’s underperformance in longer periods such as the ten-year period was not significant, and that two representative share classes of the Fund delivered positive total returns in six of the last ten calendar years. The Trustees also considered the contribution of the Advisor’s security selection and other factors to the Fund’s investment performance and the Advisor’s success in achieving the Fund’s investment objective over time.

● Thornburg Small/Mid Cap Core Fund – the Trustees considered the Advisor’s explanations about factors that contributed to Fund underperformance since the Fund’s principal investment strategies changed in late 2020, steps the Advisor has taken to remediate that underperformance, including enhancements to the Fund’s investment team and investment process, and the Advisor’s stated commitment to pursue additional enhancements to seek to improve the Fund’s investment performance. The Trustees noted that the Fund outperformed the Morningstar small blend category of funds for the one- and three-year periods and that underperformance relative to the Fund’s style specific benchmark index has not been significant in most periods. The Trustees also noted that, notwithstanding underperformance in certain periods, the Advisor has generally had success in achieving the Fund’s investment objectives over time, and that two representative share classes of the Fund delivered positive total returns in three of the four calendar years since the Fund adopted its current investment strategies.

● Thornburg Small/Mid Cap Growth Fund – the Trustees considered the Advisor’s explanations about factors that contributed to Fund underperformance since the Fund’s principal investment strategies changed in late 2020, steps the Advisor has taken to remediate that underperformance, including enhancements to the Fund’s investment team and investment process, and the Advisor’s stated commitment to pursue additional enhancements to seek to improve the Fund’s investment performance. The Trustees noted that the Fund outperformed both the Morningstar small blend category of funds and the Fund’s style-specific benchmark index over the three-year period, and that two representative share classes of the Fund delivered positive total returns in each of the last two calendar years. The Trustees also noted that, notwithstanding underperformance in certain periods, the Advisor has generally had success in achieving the Fund’s investment objectives over time.

● Thornburg Investment Income Builder Fund – the Trustees considered that the Fund outperformed its Morningstar category over the year-to-date (through June 30, 2025), one-, three-, five-, ten-, and fifteen-year periods, ranking in the first or second percentile of its Morningstar category over the most of those periods, and outperformed its style-specific benchmark index for the year-to-date (through June 30, 2025), one- and five-year periods. The Trustees noted that two representative share classes of the Fund delivered positive total returns in six of the last ten calendar years The Trustees also considered the contribution of the Advisor’s security selection and other factors to the Fund’s investment performance, and the Advisor’s success in achieving the Fund’s investment objective over time, including particularly the Fund’s ability to continue to generate current income for its shareholders.

● Thornburg Summit Fund – the Trustees considered that the Fund outperformed its Morningstar category for the year-to-date (through June 30, 2025), three-, and five-year periods and since the Fund’s inception, while ranking in the top decile of the Morningstar category over the five-year period. The Trustees noted that the Fund outperformed its style-specific benchmark index over the three- and five-year periods and since the Fund’s inception, and that two representative share classes of the Fund delivered positive total returns in four of the

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five calendar years since the Fund’s inception. The Trustees also considered the contribution of the Advisor’s security selection and other factors to the Fund’s investment performance, and the Advisor’s success in achieving the Fund’s investment objective over time.

Based upon their consideration of this and other information, the Trustees concluded that the Funds’ absolute and relative investment performance over a range of pertinent holding periods was generally satisfactory in view of the Funds’ objectives and strategies, and that where there was underperformance in certain periods and for certain Funds, the Advisor has taken appropriate steps to seek to mitigate that underperformance.

Comparisons of Fee and Expense Levels. Information noted by the Trustees as having been considered in this context included a variety of comparative data respecting the Funds’ fee and expense levels. This information included: (1) comparisons of the advisory fee and overall expense ratio for a representative share class of each Fund to fees and expenses for a universe of peers, typically consisting of most other mutual funds in the applicable Fund’s Morningstar category; (2) comparisons of the advisory fee and overall expense ratio for a representative share class of each Fund to fees and expenses for a sub-group of peer mutual funds, selected from the larger universe by an independent mutual fund analyst firm engaged by the independent Trustees; (3) perspectives and advice from that mutual fund analyst firm respecting comparisons of fund fee levels and expenses to each Fund’s universe and sub-group of peers; and (4) explanations from representatives of the Advisor respecting the fees and expenses of certain Funds. In evaluating comparative fee and expense data, the Trustees considered whether the advisory fees charged to each Fund were at least generally comparable to the comparatives presented, and whether those advisory fees and overall Fund expense levels were within the range of figures established for the selected universe and sub-group of peers. The Trustees also considered the extent to which the Advisor had waived fees or reimbursed expenses for certain Funds and share classes thereof, and the Trustees noted that information about the Funds’ current fee and expense levels is disclosed in the prospectuses for each Fund.

Further detail considered by the Trustees with respect to the comparison of the fee and expense levels of each Fund is set forth below:

● Thornburg Global Opportunities Fund – Comparative fee and expense data considered by the Trustees showed that, after waivers, the Fund’s advisory fee was almost equal to the median advisory fee charged by a group of peer mutual funds, and that the Fund’s total expense level was within the range of that peer group and also within the range of total expenses charged by a larger universe of peers consisting of most other funds in the Fund’s Morningstar category.

● Thornburg International Equity Fund – Comparative fee and expense data considered by the Trustees showed that, after waivers, the Fund’s advisory fee was almost equal to the median advisory fee charged by a group of peer mutual funds, and that the Fund’s total expense level was within the range of that peer group and almost equal to the range of total expenses charged by a larger universe of peers consisting of most other funds in the Fund’s Morningstar category.

● Thornburg Better World International Fund – Comparative fee and expense data considered by the Trustees showed that, after waivers, the Fund’s advisory fee and total expense levels were equal to the median advisory fee and total expense levels of a group of peer mutual funds, and that the Fund’s total expense level was also within the range of total expenses charged by a larger universe of peers consisting of most other funds in the Fund’s Morningstar category.

● Thornburg International Growth Fund – Comparative fee and expense data considered by the Trustees showed that, after waivers, the Fund’s advisory fee was within the range of advisory fees charged by a group of peer mutual funds, and that the Fund’s total expense level was within the range of that peer group and also within the range of total expenses charged by a larger universe of peers consisting of most other funds in the Fund’s Morningstar category.

● Thornburg Developing World Fund – Comparative fee and expense data considered by the Trustees showed that, after waivers, the Fund’s advisory fee was below the median advisory fee charged by a group of peer mutual funds, and that the Fund’s total expense level was also below both the median total expense of that peer group and the median total expense of a larger universe of peers consisting of most other funds in the Fund’s Morningstar category.

● Thornburg Small/Mid Cap Core Fund – Comparative fee and expense data considered by the Trustees showed that, after waivers, the Fund’s advisory fee was within the range of advisory fees charged by a group of peer mutual funds, and that the Fund’s total expense level was almost equal to the median total expense f that peer group and also within the range of total expenses charged by a larger universe of peers consisting of most other funds in the Fund’s Morningstar category.

● Thornburg Small/Mid Cap Growth Fund – Comparative fee and expense data considered by the Trustees showed that, after waivers, the Fund’s advisory fee was within the range of advisory fees charged by a group of peer mutual funds, and that the Fund’s total expense level was equal to the median total expense of that peer group and also within the range of total expenses charged by a larger universe of peers consisting of most other funds in the Fund’s Morningstar category

● Thornburg Investment Income Builder Fund – Comparative fee and expense data considered by the Trustees showed that, after waivers, the Fund’s advisory fee was almost equal to the median advisory fee charged by a group of peer mutual funds, and that the Fund’s total

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expense level was within the range of that ● peer group and also within the range of total expenses charged by a larger universe of peers consisting of most other funds in the Fund’s Morningstar category.

● Thornburg Summit Fund – Comparative fee and expense data considered by the Trustees showed that, after waivers, the Fund’s advisory fee was below the median advisory fee charged by a group of peer mutual funds, and that the Fund’s total expense level was also below both the median total expense of that peer group and the median total expense of a larger universe of peers consisting of most other funds in the Fund’s Morningstar category.

The Trustees did not find any of the differences between the Funds’ fee and expense data and the comparable fee and expense data significant in view of their findings and conclusions respecting the other factors considered, including the quality of services provided by the Advisor to each Fund.

The Trustees also noted their evaluation of information respecting the advisory fees charged by the Advisor to its other investment management clients, together with information about fees charged by other advisors to different clients. In evaluating that information, the Trustees considered the differences between mutual funds and other types of investment management clients, such as exchange-traded funds or institutional clients. The Trustees also considered differences between the requirements of a sub-advised mutual fund and a fund as to which the Advisor is the primary advisor and sponsor. The Trustees confirmed their previous observations that the differences between the fees charged by the Advisor to different types of clients did not appear exceptional, and that the fee rates charged by the Advisor or by other investment advisors to different types of clients had limited relevance to the evaluation of the fee rates charged by the Advisor to the Funds.

Costs and Profitability of Advisor. In reviewing the profitability of the Advisor’s services to the Funds under the Agreement, the Trustees considered an analysis of the Advisor’s costs and the estimated profitability to the Advisor of its services, together with figures for the profitability of a selection of other, publicly listed investment management firms. The Trustees noted that the comparability of the Advisor’s profitability to the publicly disclosed information about the profitability of other investment management firms is limited due to the nature of those firms and other factors. The Trustees considered information from the Advisor respecting investment of its profits to support staffing levels and noted that the Advisor’s profits are an important element in the compensation of employees who work for the benefit of the Funds and their shareholders. The Trustees considered information from the Advisor respecting the use of profits to enhance staff competencies through training and other measures, hire personnel to expand and develop the scope of senior management expertise, pay competitive levels of compensation, and add to the Advisor’s electronic and information technology systems to maintain or improve service levels. The Trustees also considered the contribution of the Advisor’s cost management to its profitability, and the relationship of the Advisor’s financial resources and profitability in previous years to its ability to attract necessary personnel, invest in systems and other assets required for its service to the Funds, and maintain or improve service levels for the Funds notwithstanding fluctuations in revenues and profitability. The information considered did not indicate to the Trustees that the Advisor’s profitability was excessive.

Potential Economies of Scale. In reviewing the extent to which economies of scale would be realized by each Fund as it grows and whether fee levels reflect potential economies of scale, the Trustees considered: (1) the breakpoint structure for advisory fees chargeable to each Fund; (2) comparisons of the fee breakpoint structure for each Fund with breakpoint structures (or the absence of such structures) for other funds in a group of peer mutual funds selected by an independent mutual fund analyst firm; (3) the effects of the breakpoint structure and other expense factors realized by certain Funds as their asset levels had increased; (4) the Advisor’s undertakings to waive or reimburse certain fees and expenses for certain Funds and share classes; and (5) the Advisor’s expenditures from its own profits and resources to support staffing levels, pay competitive levels of compensation, and add to its electronic and information technology systems to maintain or improve service levels. The information provided demonstrated to the Trustees that the Funds’ advisory fee breakpoint structures are reasonable in relation to the structures observed in the other mutual funds in their respective peer groups, and that shareholders may be expected to benefit from any economies of scale, due to the advisory agreement’s breakpoint fee structure for each Fund and other factors.

Potential Ancillary Benefits. In reviewing potential benefits to the Advisor because of its relationship to the Funds, the Trustees considered explanations from the Advisor respecting its receipt of certain research services from broker dealers, and the benefits to all parties of the Advisor’s expansion of its staffing, compliance, and systems capabilities and other resources to serve a broader variety of investment management clients. The Trustees also considered how the establishment of additional investment products by the Advisor may benefit the Funds. No unusual or unfair benefits to the Advisor from its relationship to the Funds were identified by the Trustees

Summary of Conclusions. The Trustees concluded that the general nature, extent, and quality of the Advisor’s services performed under the Agreement remained sufficient, the Advisor continued to actively and competently pursue the Funds’ investment objectives and adhere to the Funds’ investment policies, and that the absolute and relative investment performance of the Funds over pertinent holding periods on the whole was satisfactory in the context of the Funds’ objectives and strategies. The Trustees further concluded that the level of the advisory fee charged to each Fund by the Advisor is fair and reasonable in relation to the services provided by the Advisor, in view of the nature, extent, and quality of those services, the investment performance of each such Fund after fees and expenses, the clear disclosure of fees and expenses in the Funds’ prospectuses, comparisons of fees and expenses charged to each Fund to fees and expenses

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charged to other mutual funds, and the other factors and relevant circumstances considered. The Trustees accordingly determined to renew the Agreement for an additional term of one year for each of the Funds.

Taxable Fixed Income Funds

Thornburg Investment Management, Inc. (the “Advisor”) provides investment management services to each of the Funds pursuant to an investment advisory agreement (the “Agreement”). The Board of Trustees (the “Trustees”) consider the renewal of the Agreement annually, and most recently determined to renew the Agreement on September 9, 2025.

Planning for their recent consideration of the Agreement’s renewal, those Trustees who are not “interested persons” of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “independent Trustees”), met in March 2025 and May 2025 to consider aspects of their annual evaluation of the Advisor’s service to the Funds and to each other series of the Trust, to plan the annual evaluation of the Advisor’s performance, and to discuss preliminarily the information the Advisor would present to the Trustees for their review. The independent Trustees met in another independent session in July 2025 to further define certain portions of the information to be submitted by the Advisor. The independent Trustees met again in independent session in September 2025 to discuss various matters relating to the consideration of the Agreement’s renewal, including discussions with representatives of a mutual fund analyst firm engaged by the independent Trustees to provide explanations of comparative cost and expense information. In that session the independent Trustees discussed their evaluations of the Advisor’s services to the Funds and the Funds’ fee and expense levels, investment performance, and other information presented for the Funds, conferred with legal counsel respecting the factors typically considered in evaluating renewal of an advisory agreement, and conferred with representatives of the Advisor to receive explanations of certain aspects of the information they had requested. Representatives of the Advisor subsequently reviewed portions of the information with the Trustees and addressed questions from the Trustees at another session of independent Trustees in September 2025. Following that session, the Trustees met for the purpose of considering renewal of the Agreement, and the Trustees, including all of the independent Trustees, voted unanimously to renew the Agreement for an additional term of one year.

The information below summarizes certain factors considered by the Trustees in connection with the determination to renew the Agreement. In determining to renew the Agreement, the Trustees considered a wide range of information and did not identify any single factor as controlling, and this summary does not describe all of the factors and other matters considered by the Trustees in making their determination.

Nature, Extent, and Quality of Services. The Trustees considered in their evaluation of the Agreement the written and oral reports provided to the Trustees and their standing committees throughout the year on a wide variety of topics by personnel from the Advisor’s portfolio management, fund administration, trading, operations, marketing, distribution, and compliance staffs. The Trustees also considered in this evaluation the presentations and explanations made by representatives of the Advisor in meeting sessions scheduled for consideration of the renewal of the Agreement. The Trustees further noted in their evaluation the consideration they had given to a number of topics in previous years, reports from their standing committees, and advice received from counsel.

Information noted by the Trustees as having been considered in relation to the nature, extent, and quality of services provided by the Advisor under the Agreement, as more fully reflected in the minutes and other records of their quarterly and committee meetings throughout the year and in previous years, and contributing to their conclusions respecting the nature, extent, and quality of the services rendered to each Fund by the Advisor under the Agreement included: (1) reports from portfolio managers throughout the year demonstrating that each Fund was managed in conformity with stated strategies and objectives, and conformed to investment restrictions and limitations; (2) reports demonstrating that each Fund’s portfolio managers are cognizant of the Fund’s objectives and able to pursue those objectives and execute the Fund’s strategies in varying environments, are aware of pertinent market and economic trends and conditions, and are able to competently evaluate and select individual investments, manage the Fund to achieve tax efficiencies, effectively structure the Fund’s portfolio, and manage the Fund’s liquidity requirements; (3) each Fund’s achievement of its investment objectives over different periods of time; (4) presentations by, and interactions with, members of the Advisor’s fund administration, trading, operations, marketing, distribution, and compliance staffs; (5) reports from standing committees of the Trustees on their respective proceedings throughout the year, including particularly interactions with the Advisor’s personnel; (6) the sufficiency of the resources the Advisor devotes to the services it provides to each Fund, including the expertise of its personnel and staffing levels, recent additions to the Advisor’s senior management team, the Advisor’s enhancements to the electronic systems it utilizes in providing these services, and the Advisor’s own financial management and sufficiency of its resources; (7) steps taken by the Advisor to improve its investment management process, including the hiring of additional investment personnel to support the investment management function, plans to add other investment personnel in the future, efforts to increase the diversity of backgrounds and experiences among its investment personnel, and the increased integration of risk management procedures into the investment process; (8) the measures employed by the Advisor’s personnel to achieve efficient trade execution for each Fund; and (9) steps taken to facilitate continued collaboration among the Advisor’s personnel. As in past years, the Trustees noted their assessments of the Advisor’s personnel developed in formal and informal meetings throughout the year, measures to expand and improve the depth and expertise of the Advisor’s staff, and the Advisor’s collaborative approach to investment management, continued commitment to observance of compliance and regulatory requirements in managing investments by the Funds, responsiveness to the Trustees, and other factors and circumstances.

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Based upon these and other considerations, the Trustees concluded that the Advisor’s management of the Funds’ investments continued to conform to the Funds’ stated objectives and policies, and that the nature, extent, and quality of the Advisor’s services for the Funds remained sufficient.

Investment Performance. The Trustees noted in their evaluation of each Fund’s investment performance the written and oral reports and investment and market analysis they received from the Advisor’s portfolio management personnel throughout the year. The Trustees also noted their consideration of information provided to them at their request in anticipation of their annual evaluation of the Advisor’s services, including the following items of information respecting the investment performance of each Fund: (1) the Fund’s absolute investment performance and achievement of stated objectives; (2) the Advisor’s explanations and written commentary on the Fund’s performance in the context of the Fund’s objectives and reasonable expectations, and business, market, and economic conditions; (3) performance data for the ten most recent calendar years (or lesser number of years for each Fund having fewer calendar years of operations) comparing the Fund’s investment performance to one or more securities indices and to the applicable Morningstar category of funds; (4) the Fund’s investment performance for the three-month, year-to-date and, if applicable, one-year, three-year, five-year, ten-year, fifteen-year, and since inception periods ending with the second quarter of the current year, comparing the Fund’s annualized returns to one or more securities indices and to the applicable Morningstar category of funds, and assigning a percentage rank to the Fund’s performance for each period relative to its Morningstar category; (5) analyses of specified risk and performance metrics for the Fund relative to its style-specific benchmark and to a selected peer group of funds, prepared by an independent financial analyst firm; (6) information respecting positive cash flows resulting from share purchases and investment appreciation or negative cash flows resulting from redemptions and investment depreciation; (7) various risk and return statistics; and (8) oral commentary from the Advisor. The Trustees noted their understanding that strategies pursued for a Fund may produce intermittent lower relative performance, that underperforming Funds have, generally in the past, returned to favor as conditions changed or the strategies of those Funds gained traction, and the Advisor has in general been successful over time in remediating lower relative performance of Funds in cases where execution of investment strategies contributed to lower performance. In those instances where a Fund exhibited lower relative performance in certain periods, the Trustees also considered the reports they received from the Advisor throughout the year, explanations of that underperformance by reference to the stated investment strategies of the Fund, the effects of market and economic conditions on the Fund during relevant periods, and the investment decisions by the Advisor in view of the Fund’s stated strategies.

Further detail considered by the Trustees with respect to the investment performance of each Fund is set forth below:

● Thornburg Ultra Short Income Fund – the Trustees considered that the Fund outperformed both its Morningstar category and its style-specific benchmark index for the year-to-date (through June 30, 2025), one-, three, five- and ten-year periods, and since the Fund’s inception. The Trustees also noted that two representative share classes of the Fund delivered positive total returns in each of the last ten calendar years, and that the Fund has met its investment objective over time.

● Thornburg Limited Term U.S. Government Fund – the Trustees considered that the Fund outperformed its Morningstar category for the year-to-date (through June 30, 2025), one, and fifteen-year periods and since the Fund’s inception, performed equal to its Morningstar category over the 10-year period, outperformed the Fund’s style-specific benchmark index for the five-year period, and performed nearly the same as that style-specific index over the year-to-date, one-, and three-year periods. The Trustees also considered that the degree of the Fund’s underperformance versus its Morningstar category or style-specific benchmark index in other periods was not significant, that two representative share classes of the Fund delivered positive total returns in eight of the last ten calendar years, and that the Fund has met both its investment objectives over time.

● Thornburg Limited Term Income Fund – the Trustees considered that the Fund outperformed its Morningstar category for the year-to-date (through June 30, 2025), one-, three, ten- and fifteen-year periods and since the Fund’s inception, that the Fund outperformed its style-specific benchmark index for the three-, five-, ten, and fifteen-year periods and since the Fund’s inception, and that the degree of the Fund’s underperformance in other periods was not significant. The Trustees also noted that two representative share classes of the Fund delivered positive total returns in eight of the last ten calendar years, and that the Fund has met its investment objectives over time.

● Thornburg Core Plus Bond Fund – the Trustees considered that, while the Fund only commenced investment operations in 2023 and therefore has a limited performance history, the Fund outperformed its benchmark index for the year-to-date (through June 30, 2025 period) and one-year periods, also outperformed its Morningstar category over the same year-to-date period, and has met its investment objective since its inception.

● Thornburg Strategic Income Fund – the Trustees considered that the Fund outperformed both its Morningstar category and one of its benchmark indices for the year-to-date (through June 30, 2025), five-, ten-, and fifteen-year periods three-, five-, and ten-year periods, and outperformed that same benchmark index over the one- and three-year periods. The Trustees also noted that two representative share classes of the Fund delivered positive total returns in eight of the last ten calendar years, and the Fund has met its investment objectives over time.

Based upon their consideration of this and other information, the Trustees concluded that the Funds’ absolute and relative investment performance over a range of pertinent holding periods was generally satisfactory in view of the Funds’ objectives and strategies, and that

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where there was underperformance in certain periods and for certain Funds, the Advisor has taken appropriate steps to seek to mitigate that underperformance.

Comparisons of Fee and Expense Levels. Information noted by the Trustees as having been considered in this context included a variety of comparative data respecting the Funds’ fee and expense levels. This information included: (1) comparisons of the advisory fee and overall expense ratio for a representative share class of each Fund to fees and expenses for a universe of peers, typically consisting of most other mutual funds in the applicable Fund’s Morningstar category; (2) comparisons of the advisory fee and overall expense ratio for a representative share class of each Fund to fees and expenses for a sub-group of peer mutual funds, selected from the larger universe by an independent mutual fund analyst firm engaged by the independent Trustees; (3) perspectives and advice from that mutual fund analyst firm respecting comparisons of fund fee levels and expenses to each Fund’s universe and sub-group of peers; and (4) explanations from representatives of the Advisor respecting the fees and expenses of certain Funds. In evaluating comparative fee and expense data, the Trustees considered whether the advisory fees charged to each Fund were at least generally comparable to the comparatives presented, and whether those advisory fees and overall Fund expense levels were within the range of figures established for the selected universe and sub-group of peers. The Trustees also considered the extent to which the Advisor had waived fees or reimbursed expenses for certain Funds and share classes thereof, and the Trustees noted that information about the Funds’ current fee and expense levels is disclosed in the prospectuses for each Fund.

Further detail considered by the Trustees with respect to the comparison of the fee and expense levels of each Fund is set forth below:

● Thornburg Ultra Short Income Fund – Comparative fee and expense data considered by the Trustees showed that, after waivers, the Fund’s advisory fee was below the median advisory fee charged by a group of peer mutual funds, and that the Fund’s total expense level was also below both the median total expense of that peer group and the median total expense of a larger universe of peers consisting of most other funds in the Fund’s Morningstar category.

● Thornburg Limited Term U.S. Government Fund – Comparative fee and expense data considered by the Trustees showed that, after waivers, the Fund’s advisory fee was within the range of advisory fees charged by a group of peer mutual funds, and that the Fund’s total expense level was within the range of that peer group and also within the range of total expenses charged by a larger universe of peers consisting of most other funds in the Fund’s Morningstar category.

● Thornburg Limited Term Income Fund – Comparative fee and expense data considered by the Trustees showed that, after waivers, the Fund’s advisory fee was equal to the median advisory fee charged by a group of peer mutual funds, and that the Fund’s total expense level was within the range of that peer group and also within the range of total expenses charged by a larger universe of peers consisting of most other funds in the Fund’s Morningstar category.

● Thornburg Core Plus Bond Fund – Comparative fee and expense data considered by the Trustees showed that, after waivers, the Fund’s advisory fee was below the median advisory fee charged by a group of peer mutual funds, and that the Fund’s total expense level was also below both the median total expense of that peer group and the median total expense of a larger universe of peers consisting of most other funds in the Fund’s Morningstar category.

● Thornburg Strategic Income Fund – Comparative fee and expense data considered by the Trustees showed that, after waivers, the Fund’s advisory fee was below the median advisory fee charged by a group of peer mutual funds, and that the Fund’s total expense level was also below both the median total expense of that peer group and the median total expense of a larger universe of peers consisting of most other funds in the Fund’s Morningstar category.

The Trustees did not find any of the differences between the Funds’ fee and expense data and the comparable fee and expense data significant in view of their findings and conclusions respecting the other factors considered, including the quality of services provided by the Advisor to each Fund.

The Trustees also noted their evaluation of information respecting the advisory fees charged by the Advisor to its other investment management clients, together with information about fees charged by other advisors to different clients. In evaluating that information, the Trustees considered the differences between mutual funds and other types of investment management clients, such as exchange-traded funds or institutional clients. The Trustees also considered differences between the requirements of a sub-advised mutual fund and a fund as to which the Advisor is the primary advisor and sponsor. The Trustees confirmed their previous observations that the differences between the fees charged by the Advisor to different types of clients did not appear exceptional, and that the fee rates charged by the Advisor or by other investment advisors to different types of clients had limited relevance to the evaluation of the fee rates charged by the Advisor to the Funds.

Costs and Profitability of Advisor. In reviewing the profitability of the Advisor’s services to the Funds under the Agreement, the Trustees considered an analysis of the Advisor’s costs and the estimated profitability to the Advisor of its services, together with figures for the profitability of a selection of other, publicly listed investment management firms. The Trustees noted that the comparability of the Advisor’s profitability to the publicly disclosed information about the profitability of other investment management firms is limited due to the nature of

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Other Information, Continued
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those firms and other factors. The Trustees considered information from the Advisor respecting investment of its profits to support staffing levels and noted that the Advisor’s profits are an important element in the compensation of employees who work for the benefit of the Funds and their shareholders. The Trustees considered information from the Advisor respecting the use of profits to enhance staff competencies through training and other measures, hire personnel to expand and develop the scope of senior management expertise, pay competitive levels of compensation, and add to the Advisor’s electronic and information technology systems to maintain or improve service levels. The Trustees also considered the contribution of the Advisor’s cost management to its profitability, and the relationship of the Advisor’s financial resources and profitability in previous years to its ability to attract necessary personnel, invest in systems and other assets required for its service to the Funds, and maintain or improve service levels for the Funds notwithstanding fluctuations in revenues and profitability. The information considered did not indicate to the Trustees that the Advisor’s profitability was excessive.

Potential Economies of Scale. In reviewing the extent to which economies of scale would be realized by each Fund as it grows and whether fee levels reflect potential economies of scale, the Trustees considered: (1) the breakpoint structure for advisory fees chargeable to each Fund; (2) comparisons of the fee breakpoint structure for each Fund with breakpoint structures (or the absence of such structures) for other funds in a group of peer mutual funds selected by an independent mutual fund analyst firm; (3) the effects of the breakpoint structure and other expense factors realized by certain Funds as their asset levels had increased; (4) the Advisor’s undertakings to waive or reimburse certain fees and expenses for certain Funds and share classes; and (5) the Advisor’s expenditures from its own profits and resources to support staffing levels, pay competitive levels of compensation, and add to its electronic and information technology systems to maintain or improve service levels. The information provided demonstrated to the Trustees that the Funds’ advisory fee breakpoint structures are reasonable in relation to the structures observed in the other mutual funds in their respective peer groups, and that shareholders may be expected to benefit from any economies of scale, due to the advisory agreement’s breakpoint fee structure for each Fund and other factors.

Potential Ancillary Benefits. In reviewing potential benefits to the Advisor because of its relationship to the Funds, the Trustees considered explanations from the Advisor respecting its receipt of certain research services from broker dealers, and the benefits to all parties of the Advisor’s expansion of its staffing, compliance, and systems capabilities and other resources to serve a broader variety of investment management clients. The Trustees also considered how the establishment of additional investment products by the Advisor may benefit the Funds. No unusual or unfair benefits to the Advisor from its relationship to the Funds were identified by the Trustees.

Summary of Conclusions. The Trustees concluded that the general nature, extent, and quality of the Advisor’s services performed under the Agreement remained sufficient, the Advisor continued to actively and competently pursue the Funds’ investment objectives and adhere to the Funds’ investment policies, and that the absolute and relative investment performance of the Funds over pertinent holding periods on the whole was satisfactory in the context of the Funds’ objectives and strategies. The Trustees further concluded that the level of the advisory fee charged to each Fund by the Advisor is fair and reasonable in relation to the services provided by the Advisor, in view of the nature, extent, and quality of those services, the investment performance of each such Fund after fees and expenses, the clear disclosure of fees and expenses in the Funds’ prospectuses, comparisons of fees and expenses charged to each Fund to fees and expenses charged to other mutual funds, and the other factors and relevant circumstances considered. The Trustees accordingly determined to renew the Agreement for an additional term of one year for each of the Funds.

Municipal Funds

Thornburg Investment Management, Inc. (the “Advisor”) provides investment management services to each of the Funds pursuant to an investment advisory agreement (the “Agreement”). The Board of Trustees (the “Trustees”) consider the renewal of the Agreement annually, and most recently determined to renew the Agreement on September 9, 2025.

Planning for their recent consideration of the Agreement’s renewal, those Trustees who are not “interested persons” of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “independent Trustees”), met in March 2025 and May 2025 to consider aspects of their annual evaluation of the Advisor’s service to the Funds and to each other series of the Trust, to plan the annual evaluation of the Advisor’s performance, and to discuss preliminarily the information the Advisor would present to the Trustees for their review. The independent Trustees met in another independent session in July 2025 to further define certain portions of the information to be submitted by the Advisor. The independent Trustees met again in independent session in September 2025 to discuss various matters relating to the consideration of the Agreement’s renewal, including discussions with representatives of a mutual fund analyst firm engaged by the independent Trustees to provide explanations of comparative cost and expense information. In that session the independent Trustees discussed their evaluations of the Advisor’s services to the Funds and the Funds’ fee and expense levels, investment performance, and other information presented for the Funds, conferred with legal counsel respecting the factors typically considered in evaluating renewal of an advisory agreement, and conferred with representatives of the Advisor to receive explanations of certain aspects of the information they had requested. Representatives of the Advisor subsequently reviewed portions of the information with the Trustees and addressed questions from the Trustees at another session of independent Trustees in September 2025. Following that session, the Trustees met for the purpose of considering renewal of the Agreement, and the Trustees, including all of the independent Trustees, voted unanimously to renew the Agreement for an additional term of one year.

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The information below summarizes certain factors considered by the Trustees in connection with the determination to renew the Agreement. In determining to renew the Agreement, the Trustees considered a wide range of information and did not identify any single factor as controlling, and this summary does not describe all of the factors and other matters considered by the Trustees in making their determination.

Nature, Extent, and Quality of Services. The Trustees considered in their evaluation of the Agreement the written and oral reports provided to the Trustees and their standing committees throughout the year on a wide variety of topics by personnel from the Advisor’s portfolio management, fund administration, trading, operations, marketing, distribution, and compliance staffs. The Trustees also considered in this evaluation the presentations and explanations made by representatives of the Advisor in meeting sessions scheduled for consideration of the renewal of the Agreement. The Trustees further noted in their evaluation the consideration they had given to a number of topics in previous years, reports from their standing committees, and advice received from counsel.

Information noted by the Trustees as having been considered in relation to the nature, extent, and quality of services provided by the Advisor under the Agreement, as more fully reflected in the minutes and other records of their quarterly and committee meetings throughout the year and in previous years, and contributing to their conclusions respecting the nature, extent, and quality of the services rendered to each Fund by the Advisor under the Agreement included: (1) reports from portfolio managers throughout the year demonstrating that each Fund was managed in conformity with stated strategies and objectives, and conformed to investment restrictions and limitations; (2) reports demonstrating that each Fund’s portfolio managers are cognizant of the Fund’s objectives and able to pursue those objectives and execute the Fund’s strategies in varying environments, are aware of pertinent market and economic trends and conditions, and are able to competently evaluate and select individual investments, manage the Fund to achieve tax efficiencies, effectively structure the Fund’s portfolio, and manage the Fund’s liquidity requirements; (3) each Fund’s achievement of its investment objectives over different periods of time; (4) presentations by, and interactions with, members of the Advisor’s fund administration, trading, operations, marketing, distribution, and compliance staffs; (5) reports from standing committees of the Trustees on their respective proceedings throughout the year, including particularly interactions with the Advisor’s personnel; (6) the sufficiency of the resources the Advisor devotes to the services it provides to each Fund, including the expertise of its personnel and staffing levels, recent additions to the Advisor’s senior management team, the Advisor’s enhancements to the electronic systems it utilizes in providing these services, and the Advisor’s own financial management and sufficiency of its resources; (7) steps taken by the Advisor to improve its investment management process, including the hiring of additional investment personnel to support the investment management function, plans to add other investment personnel in the future, efforts to increase the diversity of backgrounds and experiences among its investment personnel, and the increased integration of risk management procedures into the investment process; (8) the measures employed by the Advisor’s personnel to achieve efficient trade execution for each Fund; and (9) steps taken to facilitate continued collaboration among the Advisor’s personnel. As in past years, the Trustees noted their assessments of the Advisor’s personnel developed in formal and informal meetings throughout the year, measures to expand and improve the depth and expertise of the Advisor’s staff, and the Advisor’s collaborative approach to investment management, continued commitment to observance of compliance and regulatory requirements in managing investments by the Funds, responsiveness to the Trustees, and other factors and circumstances.

Based upon these and other considerations, the Trustees concluded that the Advisor’s management of the Funds’ investments continued to conform to the Funds’ stated objectives and policies, and that the nature, extent, and quality of the Advisor’s services for the Funds remained sufficient.

Investment Performance. The Trustees noted in their evaluation of each Fund’s investment performance the written and oral reports and investment and market analysis they received from the Advisor’s portfolio management personnel throughout the year. The Trustees also noted their consideration of information provided to them at their request in anticipation of their annual evaluation of the Advisor’s services, including the following items of information respecting the investment performance of each Fund: (1) the Fund’s absolute investment performance and achievement of stated objectives; (2) the Advisor’s explanations and written commentary on the Fund’s performance in the context of the Fund’s objectives and reasonable expectations, and business, market, and economic conditions; (3) performance data for the ten most recent calendar years (or lesser number of years for each Fund having fewer calendar years of operations) comparing the Fund’s investment performance to one or more securities indices and to the applicable Morningstar category of funds; (4) the Fund’s investment performance for the three-month, year-to-date and, if applicable, one-year, three-year, five-year, ten-year, fifteen-year, and since inception periods ending with the second quarter of the current year, comparing the Fund’s annualized returns to one or more securities indices and to the applicable Morningstar category of funds, and assigning a percentage rank to the Fund’s performance for each period relative to its Morningstar category; (5) analyses of specified risk and performance metrics for the Fund relative to its style-specific benchmark and to a selected peer group of funds, prepared by an independent financial analyst firm; (6) information respecting positive cash flows resulting from share purchases and investment appreciation or negative cash flows resulting from redemptions and investment depreciation; (7) various risk and return statistics; and (8) oral commentary from the Advisor. The Trustees noted their understanding that strategies pursued for a Fund may produce intermittent lower relative performance, that underperforming Funds have, generally in the past, returned to favor as conditions changed or the strategies of those Funds gained traction, and the Advisor has in general been successful over time in remediating lower relative performance of Funds in cases where execution of investment strategies contributed to lower performance. In those instances where a Fund exhibited lower relative performance in certain periods, the Trustees also considered the reports they received from the Advisor throughout the year, explanations of that underperformance by reference to the stated investment

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strategies of the Fund, the effects of market and economic conditions on the Fund during relevant periods, and the investment decisions by the Advisor in view of the Fund’s stated strategies.

Further detail considered by the Trustees with respect to the investment performance of each Fund is set forth below:

● Thornburg Short Duration Municipal Fund – the Trustees considered that the Fund outperformed its Morningstar category over the year-to-date (through June 30, 2025), one-, and three-year periods, outperformed its style-specific benchmark index over the three-year period, and that the degree of the Fund’s underperformance in other periods relative to its Morningstar category and its style-specific benchmark index was not significant. The Trustees also noted that two representative share classes of the Fund delivered positive total returns in eight of the last ten calendar years and that the Fund has met its investment objective over time.

● Thornburg Limited Term Municipal Fund – the Trustees considered that the Fund outperformed its Morningstar category over the year-to-date (through June 30, 2025), ten- and fifteen-year periods and since the Fund’s inception, outperformed its style-specific benchmark over the year-to-date (through June 30, 2025) and three-year periods, and that the degree of the Fund’s underperformance in other periods relative to its Morningstar category and its style-specific benchmark index was not significant. The Trustees also noted that a representative share class of the Fund delivered positive total returns in eight of the last ten calendar years, that another representative share class of the Fund delivered positive total returns in seven of those ten years, and that the Fund has met its investment objective over time.

● Thornburg Intermediate Municipal Fund – the Trustees considered that the Fund outperformed its Morningstar category in the year-to-date (through June 30, 2025), one-, three-, five-, ten-, and fifteen-year periods and since the Fund’s inception, outperformed its style-specific benchmark index over the three- and five-year periods, and that the Fund’s underperformance in other periods relative to its style-specific benchmark index was not significant. The Trustees also considered that two representative share classes of the Fund delivered positive total returns in eight of the last ten calendar years and that the Fund has met its investment objectives over time.

● Thornburg Strategic Municipal Income Fund – the Trustees considered that the Fund outperformed its Morningstar category over the year-to-date (through June 30, 2025), one-, three-, five-, ten-, and fifteen-year periods and since the Fund’s inception, while also outperforming its benchmark index over all of those periods except the ten-year period. The Trustees also considered that two representative share classes of the Fund delivered positive total returns in eight of the last ten calendar years and that the Fund has met its investment objectives over time.

● Thornburg California Limited Term Municipal Fund – the Trustees considered that the Fund outperformed its Morningstar category over the year-to-date (through June 30, 2025), one-, three-, and fifteen-year periods, outperformed its benchmark index over the year-to-date (through June 30, 2025), one-, three-, and five-year periods, and that the degree of the Fund’s underperformance in other periods relative to its Morningstar category and its benchmark index was not significant. The Trustees also observed that two representative share classes of the Fund delivered positive total returns in seven of the last ten calendar years and that the Fund has met both its investment objectives over time.

● Thornburg New Mexico Intermediate Municipal Fund – the Trustees considered the limited utility of comparisons between the Fund’s investment performance and its Morningstar category or benchmark index given the lack of other funds focused on investments in New Mexico debt obligations. Nonetheless, the Trustees noted that the Fund outperformed its Morningstar category over the year-to-date (through June 30, 2025), one-, three, five-, ten-, and fifteen-year periods and since the Fund’s inception, while also outperforming its benchmark index over the year-to-date (through June 30, 2025) and one-year periods. The Trustees also observed that two representative share classes of the Fund delivered positive total returns in eight of the last ten calendar years and that the Fund has met its investment objectives over time.

● Thornburg New York Intermediate Municipal Fund – the Trustees considered that the Fund outperformed its Morningstar category over the year-to-date (through June 30, 2025), three-, five-, and fifteen-year periods, outperformed its benchmark index over the year-to-date (through June 30, 2025), one-, and five-year periods, and that the degree of the Fund’s underperformance in other periods relative to its Morningstar category and its benchmark index was not significant. The Trustees also observed that two representative share classes of the Fund delivered positive total returns in eight of the last ten calendar years and that the Fund has met both its investment objectives over time.

Based upon their consideration of this and other information, the Trustees concluded that the Funds’ absolute and relative investment performance over a range of pertinent holding periods was generally satisfactory in view of the Funds’ objectives and strategies, and that where there was underperformance in certain periods and for certain Funds, the Advisor has taken appropriate steps to seek to mitigate that underperformance.

Comparisons of Fee and Expense Levels. Information noted by the Trustees as having been considered in this context included a variety of comparative data respecting the Funds’ fee and expense levels. This information included: (1) comparisons of the advisory fee and overall expense ratio for a representative share class of each Fund to fees and expenses for a universe of peers, typically consisting of most other

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mutual funds in the applicable Fund’s Morningstar category; (2) comparisons of the advisory fee and overall expense ratio for a representative share class of each Fund to fees and expenses for a sub-group of peer mutual funds, selected from the larger universe by an independent mutual fund analyst firm engaged by the independent Trustees; (3) perspectives and advice from that mutual fund analyst firm respecting comparisons of fund fee levels and expenses to each Fund’s universe and sub-group of peers; and (4) explanations from representatives of the Advisor respecting the fees and expenses of certain Funds. In evaluating comparative fee and expense data, the Trustees considered whether the advisory fees charged to each Fund were at least generally comparable to the comparatives presented, and whether those advisory fees and overall Fund expense levels were within the range of figures established for the selected universe and sub-group of peers. The Trustees also considered the extent to which the Advisor had waived fees or reimbursed expenses for certain Funds and share classes thereof, and the Trustees noted that information about the Funds’ current fee and expense levels is disclosed in the prospectuses for each Fund.

Further detail considered by the Trustees with respect to the comparison of the fee and expense levels of each Fund is set forth below:

● Thornburg Short Duration Municipal Fund – Comparative fee and expense data considered by the Trustees showed that, after waivers, the Fund’s advisory fee was within the range of advisory fees charged by a group of peer mutual funds, and that the Fund’s total expense level was within the range of that peer group and also within the range of total expenses charged by a larger universe of peers consisting of most other funds in the Fund’s Morningstar category.

● Thornburg Limited Term Municipal Fund – Comparative fee and expense data considered by the Trustees showed that, after waivers, the Fund’s advisory fee was almost equal to the median advisory fee charged by a group of peer mutual funds, and that the Fund’s total expense level was within the range of that peer group and also within the range of total expenses charged by a larger universe of peers consisting of most other funds in the Fund’s Morningstar category.

● Thornburg Intermediate Municipal Fund – Comparative fee and expense data considered by the Trustees showed that, after waivers, the Fund’s advisory fee was lower than the median advisory fee charged by a group of peer mutual funds, and that the Fund’s total expense level was almost equal to the total expense level of that peer and also within the range of total expenses charged by a larger universe of peers consisting of most other funds in the Fund’s Morningstar category.

● Thornburg Strategic Municipal Income Fund – Comparative fee and expense data considered by the Trustees showed that, after waivers, the Fund’s advisory fee was within the range of advisory fees charged by a group of peer mutual funds, and that the Fund’s total expense level was within the range of that peer group and also within the range of total expenses charged by a larger universe of peers consisting of most other funds in the Fund’s Morningstar category.

● Thornburg California Limited Term Municipal Fund – Comparative fee and expense data considered by the Trustees showed that, after waivers, the Fund’s advisory fee was below the median advisory fee charged by a group of peer mutual funds, and that the Fund’s total expense level was also below both the median total expense of that peer group and the median total expense of a larger universe of peers consisting of most other funds in the Fund’s Morningstar category.

● Thornburg New Mexico Intermediate Municipal Fund – Comparative fee and expense data considered by the Trustees showed that, after waivers, the Fund’s advisory fee was within the range of advisory fees charged by a group of peer mutual funds, and that the Fund’s total expense level was lower than the median total expense of that peer group and also below the median total expenses charged by a larger universe of peers consisting of most other funds in the Fund’s Morningstar category.

● Thornburg New York Intermediate Municipal Fund – Comparative fee and expense data considered by the Trustees showed that, after waivers, the Fund’s advisory fee was lower than to the median advisory fee charged by a group of peer mutual funds, and that the Fund’s total expense level was within the range of that peer group and also within the range of total expenses charged by a larger universe of peers consisting of most other funds in the Fund’s Morningstar category.

The Trustees did not find any of the differences between the Funds’ fee and expense data and the comparable fee and expense data significant in view of their findings and conclusions respecting the other factors considered, including the quality of services provided by the Advisor to each Fund.

The Trustees also noted their evaluation of information respecting the advisory fees charged by the Advisor to its other investment management clients, together with information about fees charged by other advisors to different clients. In evaluating that information, the Trustees considered the differences between mutual funds and other types of investment management clients, such as exchange-traded funds or institutional clients. The Trustees also considered differences between the requirements of a sub-advised mutual fund and a fund as to which the Advisor is the primary advisor and sponsor. The Trustees confirmed their previous observations that the differences between the fees charged by the Advisor to different types of clients did not appear exceptional, and that the fee rates charged by the Advisor or by other investment advisors to different types of clients had limited relevance to the evaluation of the fee rates charged by the Advisor to the Funds.

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Costs and Profitability of Advisor. In reviewing the profitability of the Advisor’s services to the Funds under the Agreement, the Trustees considered an analysis of the Advisor’s costs and the estimated profitability to the Advisor of its services, together with figures for the profitability of a selection of other, publicly listed investment management firms. The Trustees noted that the comparability of the Advisor’s profitability to the publicly disclosed information about the profitability of other investment management firms is limited due to the nature of those firms and other factors. The Trustees considered information from the Advisor respecting investment of its profits to support staffing levels and noted that the Advisor’s profits are an important element in the compensation of employees who work for the benefit of the Funds and their shareholders. The Trustees considered information from the Advisor respecting the use of profits to enhance staff competencies through training and other measures, hire personnel to expand and develop the scope of senior management expertise, pay competitive levels of compensation, and add to the Advisor’s electronic and information technology systems to maintain or improve service levels. The Trustees also considered the contribution of the Advisor’s cost management to its profitability, and the relationship of the Advisor’s financial resources and profitability in previous years to its ability to attract necessary personnel, invest in systems and other assets required for its service to the Funds, and maintain or improve service levels for the Funds notwithstanding fluctuations in revenues and profitability. The information considered did not indicate to the Trustees that the Advisor’s profitability was excessive.

Potential Economies of Scale. In reviewing the extent to which economies of scale would be realized by each Fund as it grows and whether fee levels reflect potential economies of scale, the Trustees considered: (1) the breakpoint structure for advisory fees chargeable to each Fund; (2) comparisons of the fee breakpoint structure for each Fund with breakpoint structures (or the absence of such structures) for other funds in a group of peer mutual funds selected by an independent mutual fund analyst firm; (3) the effects of the breakpoint structure and other expense factors realized by certain Funds as their asset levels had increased; (4) the Advisor’s undertakings to waive or reimburse certain fees and expenses for certain Funds and share classes; and (5) the Advisor’s expenditures from its own profits and resources to support staffing levels, pay competitive levels of compensation, and add to its electronic and information technology systems to maintain or improve service levels. The information provided demonstrated to the Trustees that the Funds’ advisory fee breakpoint structures are reasonable in relation to the structures observed in the other mutual funds in their respective peer groups, and that shareholders may be expected to benefit from any economies of scale, due to the advisory agreement’s breakpoint fee structure for each Fund and other factors.

Potential Ancillary Benefits. In reviewing potential benefits to the Advisor because of its relationship to the Funds, the Trustees considered explanations from the Advisor respecting its receipt of certain research services from broker dealers, and the benefits to all parties of the Advisor’s expansion of its staffing, compliance, and systems capabilities and other resources to serve a broader variety of investment management clients. The Trustees also considered how the establishment of additional investment products by the Advisor may benefit the Funds. No unusual or unfair benefits to the Advisor from its relationship to the Funds were identified by the Trustees.

Summary of Conclusions. The Trustees concluded that the general nature, extent, and quality of the Advisor’s services performed under the Agreement remained sufficient, the Advisor continued to actively and competently pursue the Funds’ investment objectives and adhere to the Funds’ investment policies, and that the absolute and relative investment performance of the Funds over pertinent holding periods on the whole was satisfactory in the context of the Funds’ objectives and strategies. The Trustees further concluded that the level of the advisory fee charged to each Fund by the Advisor is fair and reasonable in relation to the services provided by the Advisor, in view of the nature, extent, and quality of those services, the investment performance of each such Fund after fees and expenses, the clear disclosure of fees and expenses in the Funds’ prospectuses, comparisons of fees and expenses charged to each Fund to fees and expenses charged to other mutual funds, and the other factors and relevant circumstances considered. The Trustees accordingly determined to renew the Agreement for an additional term of one year for each of the Funds.

Managed Account Funds

Thornburg Investment Management, Inc. (the “Advisor”) provides investment management services to each of the Funds pursuant to an investment advisory agreement (the “Agreement”). The Board of Trustees (the “Trustees”) consider the renewal of the Agreement annually, and most recently determined to renew the Agreement on September 9, 2025.

Planning for their recent consideration of the Agreement’s renewal, those Trustees who are not “interested persons” of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “independent Trustees”), met in March 2025 and May 2025 to consider aspects of their annual evaluation of the Advisor’s service to the Funds and to each other series of the Trust, to plan the annual evaluation of the Advisor’s performance, and to discuss preliminarily the information the Advisor would present to the Trustees for their review. The independent Trustees met in another independent session in July 2025 to further define certain portions of the information to be submitted by the Advisor. The independent Trustees met again in independent session in September 2025 to discuss various matters relating to the consideration of the Agreement’s renewal, including discussions with representatives of a mutual fund analyst firm engaged by the independent Trustees to provide explanations of comparative cost and expense information. In that session the independent Trustees discussed their evaluations of the Advisor’s services to the Funds and the Funds’ fee and expense levels, investment performance, and other information presented for the Funds, conferred with legal counsel respecting the factors typically considered in evaluating renewal of an advisory agreement, and conferred with representatives of the Advisor to receive explanations of certain aspects of the information they had requested. Representatives of the Advisor subsequently reviewed portions of the information with the Trustees

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Other Information, Continued
September 30, 2025 (Unaudited)

and addressed questions from the Trustees at another session of independent Trustees in September 2025. Following that session, the Trustees met for the purpose of considering renewal of the Agreement, and the Trustees, including all of the independent Trustees, voted unanimously to renew the Agreement for an additional term of one year.

The information below summarizes certain factors considered by the Trustees in connection with the determination to renew the Agreement. In determining to renew the Agreement, the Trustees considered a wide range of information and did not identify any single factor as controlling, and this summary does not describe all of the factors and other matters considered by the Trustees in making their determination.

Nature, Extent, and Quality of Services. The Trustees considered in their evaluation of the Agreement the written and oral reports provided to the Trustees and their standing committees throughout the year on a wide variety of topics by personnel from the Advisor’s portfolio management, fund administration, trading, operations, marketing, distribution, and compliance staffs. The Trustees also considered in this evaluation the presentations and explanations made by representatives of the Advisor in meeting sessions scheduled for consideration of the renewal of the Agreement. The Trustees further noted in their evaluation the consideration they had given to a number of topics in previous years, reports from their standing committees, and advice received from counsel.

Information noted by the Trustees as having been considered in relation to the nature, extent, and quality of services provided by the Advisor under the Agreement, as more fully reflected in the minutes and other records of their quarterly and committee meetings throughout the year and in previous years, and contributing to their conclusions respecting the nature, extent, and quality of the services rendered to each Fund by the Advisor under the Agreement included: (1) reports from portfolio managers throughout the year demonstrating that each Fund was managed in conformity with stated strategies and objectives, and conformed to investment restrictions and limitations; (2) reports demonstrating that each Fund’s portfolio managers are cognizant of the Fund’s objectives and able to pursue those objectives and execute the Fund’s strategies in varying environments, are aware of pertinent market and economic trends and conditions, and are able to competently evaluate and select individual investments, manage the Fund to achieve tax efficiencies, effectively structure the Fund’s portfolio, and manage the Fund’s liquidity requirements; (3) each Fund’s achievement of its investment objectives over different periods of time; (4) presentations by, and interactions with, members of the Advisor’s fund administration, trading, operations, marketing, distribution, and compliance staffs; (5) reports from standing committees of the Trustees on their respective proceedings throughout the year, including particularly interactions with the Advisor’s personnel; (6) the sufficiency of the resources the Advisor devotes to the services it provides to each Fund, including the expertise of its personnel and staffing levels, recent additions to the Advisor’s senior management team, the Advisor’s enhancements to the electronic systems it utilizes in providing these services, and the Advisor’s own financial management and sufficiency of its resources; (7) steps taken by the Advisor to improve its investment management process, including the hiring of additional investment personnel to support the investment management function, plans to add other investment personnel in the future, efforts to increase the diversity of backgrounds and experiences among its investment personnel, and the increased integration of risk management procedures into the investment process; (8) the measures employed by the Advisor’s personnel to achieve efficient trade execution for each Fund; and (9) steps taken to facilitate continued collaboration among the Advisor’s personnel. As in past years, the Trustees noted their assessments of the Advisor’s personnel developed in formal and informal meetings throughout the year, measures to expand and improve the depth and expertise of the Advisor’s staff, and the Advisor’s collaborative approach to investment management, continued commitment to observance of compliance and regulatory requirements in managing investments by the Funds, responsiveness to the Trustees, and other factors and circumstances.

Based upon these and other considerations, the Trustees concluded that the Advisor’s management of the Funds’ investments continued to conform to the Funds’ stated objectives and policies, and that the nature, extent, and quality of the Advisor’s services for the Funds remained sufficient.

Investment Performance. The Trustees noted in their evaluation of each Fund’s investment performance the written and oral reports and investment and market analyses they had received from the Advisor’s portfolio management personnel throughout the year. The Trustees also noted their consideration of information provided to them at their request in anticipation of their annual evaluation of the Advisor’s services, including the following items of information respecting the investment performance of each Fund: (1) the Advisor’s explanations on the Fund’s performance in the context of the Fund’s objectives; (2) information respecting positive cash flows resulting from share purchases and investment appreciation or negative cash flows resulting from redemptions and investment depreciation; and (3) oral commentary from the Advisor. The Trustees also noted that each of the Funds has a limited performance history, and that each Fund is intended to be a component of a separately managed account and, accordingly, the performance of each Fund is only one contributing factor to the investment returns for investors in those separately managed accounts.

Further detail considered by the Trustees with respect to the investment performance of each Fund is set forth below:

● Thornburg Emerging Markets Managed Account Fund – the Trustees considered that the Fund has met its investment objective since its inception. Since the Fund had limited operating history, and since the performance of the Fund is only one contributing factor to the investment returns for investors in the separately managed accounts of which the Fund is a component, the Trustees also considered the Advisor’s success in achieving positive investment performance in most periods for the Thornburg Developing World Fund, which is managed by the same investment team that manages the Fund and pursues a similar investment strategy.

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Other Information, Continued
September 30, 2025 (Unaudited)

● Thornburg High Income Bond Managed Account Fund – the Trustees considered that the Fund has met its investment objective since its inception. Since the Fund had limited operating history, and since the performance of the Fund is only one contributing factor to the investment returns for investors in the separately managed accounts of which the Fund is a component, the Trustees also considered the Advisor’s success in achieving positive investment performance in most periods for the Thornburg Strategic Income Fund, which is managed by the same investment team that manages the Fund and pursues a similar investment strategy.

● Thornburg Investment Grade Bond Managed Account Fund – the Trustees considered that the Fund has met its investment objective since its inception. Since the Fund had limited operating history, and since the performance of the Fund is only one contributing factor to the investment returns for investors in the separately managed accounts of which the Fund is a component, the Trustees also considered the Advisor’s success in achieving positive investment performance in most periods for the Thornburg Core Plus Bond Fund, which is managed by the same investment team that manages the Fund and pursues a similar investment strategy.

● Thornburg Municipal Managed Account Fund – the Trustees considered that the Fund has met its investment objective since its inception. Since the Fund had limited operating history, and since the performance of the Fund is only one contributing factor to the investment returns for investors in the separately managed accounts of which the Fund is a component, the Trustees also considered the Advisor’s success in achieving positive investment performance in most periods for the other municipal bond Funds, which are managed by the same investment team that manages the Fund.

Based upon their consideration of this and other information, the Trustees concluded that the Funds’ investment performance was generally satisfactory in view of the Funds’ objectives and strategies.

Comparisons of Fee and Expense Levels. The Trustees did not consider fee levels because the Advisor does not charge fees to the Funds under the Agreement. Expense levels were also not considered because the Advisor has agreed to waive nearly all operating expenses for the Funds.

Costs and Profitability of Advisor. The Trustees did not consider the profitability of the Advisor in reviewing the Advisory Agreement, because the Advisor does not charge fees to the Funds under the Agreement.

Potential Economies of Scale. The Trustees did not consider any economies of scale potentially available to the Funds in reviewing the Agreement, because the Advisor does not receive a fee from the Funds under the Agreement.

Potential Ancillary Benefits. The Trustees noted that because the Funds are intended to be components of separately managed accounts, the existence of the Funds may help the Advisor develop and grow its separately managed account business. The Trustees did not identify this as an unusual or unfair benefit to the Advisor, and the Trustees likewise identified no other unusual or unfair benefits to the Advisor from its relationship to the Funds.

Summary of Conclusions. After considering the factors identified above, and in light of the other information received by the Trustees respecting the Funds, the Trustees determined to renew the Agreement for an additional term of one year for each of the Funds.

Capital Management Fund

Thornburg Investment Management, Inc. (the “Advisor”) provides investment management services to the Thornburg Capital Management Fund pursuant to an investment advisory agreement (the “Agreement”). The Board of Trustees (the “Trustees”) consider the renewal of the Agreement annually, and most recently determined to renew the Agreement on September 9, 2025.

The information below summarizes certain factors considered by the Trustees in connection with the determination to renew the Agreement. In determining to renew the Agreement, the Trustees considered a wide range of information and did not identify any single factor as controlling, and this summary does not describe all of the factors and other matters considered by the Trustees in making their determination.

Nature, Extent, and Quality of Services. The Trustees considered in their evaluation of the Agreement the written and oral reports provided to the Trustees and their standing committees throughout the year on a wide variety of topics by personnel from the Advisor’s portfolio management, fund administration, trading, operations, marketing, distribution, and compliance staffs. The Trustees also considered in this evaluation the presentations and explanations made by representatives of the Advisor in meeting sessions scheduled for consideration of the renewal of the Agreement. The Trustees further noted in their evaluation the consideration they had given to a number of topics in previous years, reports from their standing committees, and advice received from counsel.

Information noted by the Trustees as having been considered in relation to the nature, extent, and quality of services provided by the Advisor under the Agreement and contributing (together with other information considered) to their conclusions respecting the nature, extent, and quality of the services rendered to the Fund by the Advisor under the Agreement included: (1) reports from the Fund’s portfolio managers throughout the year demonstrating that the Fund was managed in conformity with stated strategies and objectives, and

Annual Financial Statements   |   365

Other Information, Continued
September 30, 2025 (Unaudited)

conformed to investment restrictions and limitations; (2) the Fund’s portfolio managers are cognizant of the Fund’s objective and able to pursue that objective and execute the Fund’s strategies in varying environments, are aware of pertinent market and economic trends and conditions, and are able to competently evaluate and select individual investments, effectively structure the Fund’s portfolio, and manage the Fund’s liquidity requirements (3) the Fund’s achievement of its investment objective over different periods of time; (4) presentations by, and interactions with, members of the Advisor’s fund administration, trading, operations, marketing, and compliance staffs; (5) reports from standing committees of the Trustees on their respective proceedings throughout the year, including particularly interactions with the Advisor’s personnel; (6) the sufficiency of the resources the Advisor devotes to the services it provides to the Fund, including the expertise of its personnel and staffing levels, recent additions to the Advisor’s senior management team, the Advisor’s enhancements to the electronic systems it utilizes in providing these services, and the Advisor’s own financial management and sufficiency of its resources; (7) steps taken by the Advisor to improve its investment management process, including the hiring of additional investment personnel to support the investment management function, plans to add other investment personnel in the future, efforts to increase the diversity of backgrounds and experiences among its investment personnel, and the increased integration of risk management procedures into the investment process; (8) the measures employed by the Advisor’s personnel to achieve efficient trade execution for the Fund; and (9) steps taken to facilitate continued collaboration among the Advisor’s personnel. As in past years, the Trustees noted their assessments of the Advisor’s personnel developed in formal and informal meetings throughout the year, measures to expand and improve the depth and experience of the Advisor’s staff, and the Advisor’s collaborative approach to investment management, continued commitment to observance of compliance and regulatory requirements in managing investments by the Fund, responsiveness to the Trustees, and other factors and circumstances.

Based upon these and other considerations, the Trustees concluded that the Advisor’s management of the Fund’s investments continued to conform to the Fund’s stated objective and policies, and that the nature, extent, and quality of the Advisor’s services for the Fund remained sufficient.

Investment Performance. Dividend distribution and other information received by the Trustees respecting the investments by the Fund was viewed as consistent with expectations respecting the Fund’s investment performance in view of current market conditions.

Comparisons of Fee and Expense Levels. The Trustees did not consider fee levels because the Advisor does not charge fees to the Fund. Expense levels were consistent with expectations.

Costs and Profitability of Advisor. The Trustees did not consider the profitability of the Advisor in reviewing the Agreement, because the Advisor does not charge fees to the Fund under that Agreement.

Potential Economies of Scale. The Trustees did not consider any economies of scale potentially available to the Fund in reviewing the Agreement, because the Advisor does not receive a fee from the Fund under that Agreement.

Potential Ancillary Benefits. The Trustees did not identify any collateral benefits to the Advisor because of its relationship to the Fund.

Summary of Conclusions. The Trustees concluded that the general nature, extent, and quality of the Advisor’s services performed under the Agreement remained sufficient, that the Advisor had continued to actively and competently pursue the Fund’s investment objective and adhere to the Fund’s investment policies, and that the Fund’s investment performance remained satisfactory in the context of its objective and strategies. The Trustees further concluded that the level of the Fund’s expenses was reasonable. The Trustees accordingly determined to renew the Agreement for an additional term of one year for the Fund.

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To receive shareholder reports, prospectuses, and proxy statements electronically, go to www.thornburg.com/edelivery.	TH6386

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Filed as part of item 7 of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Filed as part of item 7 of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Filed as part of item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Filed as part of item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

The authority to consider candidates recommended by the shareholders in accordance with the Trust’s Procedures for Shareholder Communications is committed to the Governance and Nominating Committee.

Item 16. Controls and Procedures

(a) The principal executive officer and the principal financial officer have concluded that the Trust’s disclosure controls and procedures provide reasonable assurance that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There was no change in the Trust’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a) (1)	Code of Business Conduct and Ethics.

(a) (2)	Not Applicable

(a) (3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 70.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 70.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Thornburg Investment Trust, in respect of the following Thornburg Funds: Global Opportunities Fund, International Equity Fund, Better World International Fund, International Growth Fund, Developing World Fund, Small/Mid Cap Core Fund, Small/Mid Cap Growth Fund, Investment Income Builder Fund, Summit Fund, Ultra Short Income Fund, Limited Term U.S. Government Fund, Limited Term Income Fund, Core Plus Bond Fund, Strategic Income Fund, Short Duration Municipal Fund, Limited Term Municipal Fund, Intermediate Municipal Fund, Strategic Municipal Income Fund, California Limited Term Municipal Fund, New Mexico Intermediate Municipal Fund, New York Intermediate Municipal Fund, Emerging Markets Managed Account Fund, High Income Bond Managed Account Fund, Investment Grade Bond Managed Account Fund, Municipal Managed Account Fund, and Capital Management Fund.

By:	/s/ Nimish Bhatt
Nimish Bhatt
President and principal executive officer

Date:	December 1, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nimish Bhatt
Nimish Bhatt
President and principal executive officer

Date:	December 1, 2025

By:	/s/ Curtis Holloway
Curtis Holloway
Treasurer and principal financial officer

Date:	December 1, 2025